UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 98.20%
Asset-Backed Obligations - 10.10%
ABFC 2005-AQ1 Trust
4.85%, 06/25/2035	$630,116	$643,994
ABFC 2006-OPT1 Trust
0.68%, 09/25/2036	5,187,590	4,867,262
Academic Loan Funding Trust 2012-1
1.33%, 12/27/2022 (Acquired 10/28/2013 through 11/14/2014, Cost $606,474) (1)	604,777	605,134
Academic Loan Funding Trust 2013-1
1.33%, 12/26/2044 (Acquired 11/15/2013, Cost $1,218,938) (1)	1,226,798	1,208,805
Accredited Mortgage Loan Trust 2006-2
0.68%, 09/25/2036	735,714	731,343
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	432,118	432,226
Ally Auto Receivables Trust 2015-SN1
1.21%, 12/20/2017	835,005	835,056
American Credit Acceptance Receivables Trust 2014-2
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $183,504) (1)	183,510	183,664
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $215,582) (1)	215,479	215,833
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $303,415) (1)	303,424	303,534
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $635,211) (1)	635,211	635,857
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,889) (1)	980,000	1,005,182
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (Acquired 07/22/2016, Cost $1,241,440) (1)	1,241,485	1,243,988
American Express Credit Account Master Trust 2013-1
1.22%, 02/16/2021	5,250,000	5,242,088
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015 through 08/12/2015, Cost $1,982,625) (1)	1,935,009	2,091,804
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,408) (1)	300,000	328,328
6.23%, 10/17/2036 (Acquired 04/02/2015, Cost $1,082,212) (1)	1,000,000	1,102,019
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015 through 11/12/2015, Cost $616,860) (1)	600,000	656,980
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,096,915) (1)	1,000,000	1,126,232
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,226,250) (1)	2,191,949	2,334,466
5.64%, 04/17/2052 (Acquired 04/01/2015 through 01/14/2016, Cost $1,449,176) (1)	1,400,000	1,484,678
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015, Cost $1,728,386) (1)	1,722,503	1,869,903
AmeriCredit Automobile Receivables 2015-4
1.27%, 04/08/2019	10,868,679	10,893,626
AmeriCredit Automobile Receivables 2016-1
1.27%, 06/10/2019	5,686,641	5,698,782
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	121,062	121,060
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	963,377	961,808
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	348,718	348,649
AmeriCredit Automobile Receivables Trust 2016-2
1.22%, 10/08/2019	8,400,000	8,417,808
1.42%, 10/08/2019	2,987,000	2,990,769
1.60%, 11/09/2020	342,000	342,930
2.87%, 11/08/2021	2,578,000	2,644,941
AmeriCredit Automobile Receivables Trust 2016-3
1.08%, 11/08/2019	3,000,000	3,005,015
2.24%, 04/08/2022	4,122,000	4,153,806
2.71%, 09/08/2022	1,366,000	1,373,745
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.01%, 01/25/2034	3,850	3,977
Amortizing Residential Collateral Trust 2002-BC5
1.56%, 07/25/2032	4,352,637	4,278,606
Anchor Assets IX LLC
5.13%, 02/15/2020 (Acquired 04/04/2016, Cost $4,984,817) (1)	5,000,000	5,000,000
Apidos CLO IX
1.98%, 07/15/2023 (Acquired 3/27/2015, Cost $3,000,000) (1)	3,000,000	3,000,075
Argent Securities, Inc.
1.66%, 12/25/2033	3,570,651	3,418,082
Argent Securities, Inc. Asset Back Pass Through Certificates Series 2004-W5
1.56%, 04/25/2034	3,667,317	3,386,971
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.87%, 11/25/2035	5,014,489	4,897,132
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015 through 01/26/2016, Cost $3,029,502) (1)	3,037,072	3,032,328
Asset Backed Securities Co. Home Equity Loan Trust Series 2002-HE3
2.85%, 10/15/2032	279,926	279,653
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
1.21%, 11/25/2033	1,862,969	1,781,269
Asset Backed Securities Co. Home Equity Loan Trust Series 2004-HE6
1.25%, 09/25/2034	3,716,405	3,684,511
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
0.70%, 03/25/2036	4,010,165	3,901,623
Asset-Backed Pass-Through Certificates Series 2004-R2
1.30%, 04/25/2034	533,469	525,417
Atlas Senior Loan Fund IV Ltd
2.32%, 02/17/2026 (Acquired 12/13/2013 through 04/01/2015, Cost $15,216,280) (1)	15,250,000	15,238,425
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,889,404) (1)	4,900,000	4,898,364
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,304,621) (1)	10,300,000	10,403,651
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,846) (1)	12,000,000	12,118,490
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,967) (1)	7,800,000	7,893,403
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,103,532) (1)	1,103,561	1,105,724
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,217,082) (1)	1,217,111	1,217,457
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $2,970,570) (1)	2,970,588	3,048,881
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,204,789
Babson CLO Ltd 2013-I
1.80%, 04/20/2025 (Acquired 02/19/2015, Cost $767,404) (1)	775,000	772,481
Battalion CLO IV Ltd
2.10%, 10/22/2025 (Acquired 02/14/2014, Cost $7,960,898) (1)	8,000,000	8,015,576
Battalion CLO V Ltd
2.18%, 04/17/2026 (Acquired 03/07/2014, Cost $9,631,215) (1)	9,650,000	9,656,736
Battalion CLO VIII Ltd
2.21%, 04/18/2027 (Acquired 02/27/2015, Cost $1,747,504) (1)	1,750,000	1,751,365
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2037	248,944	213,901
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $1,192,152) (1)	1,192,152	1,191,281
Bayview Opportunity Master Fund IIIa Trust 2016-RN3
3.60%, 09/28/2031 (Acquired 09/26/2016, Cost $1,820,000) (1)	1,820,000	1,820,000
BCC Funding Co. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $1,961,807) (1)	1,961,811	1,955,643
BCC Funding XIII LLC
2.20%, 12/20/2021 (Acquired 09/14/2016, Cost $2,516,689) (1)	2,517,000	2,517,272
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.38%, 08/25/2034	7,536,175	7,086,346
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.43%, 08/25/2034	924,542	858,130
Bear Stearns Asset Backed Securities Trust 2003-2
2.03%, 03/25/2043	4,813,152	4,714,684
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.90%, 04/25/2036	50,235	48,818
Benefit Street Partners CLO VII Ltd
2.21%, 07/18/2027 (Acquired 03/11/2016, Cost $1,978,362) (1)	2,000,000	2,001,700
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022 (Acquired 03/17/2015, Cost $533,305) (1)	533,328	533,224
BMW Vehicle Owner Trust 2014-A
0.97%, 11/26/2018	405,306	405,346
BMW Vehicle Owner Trust 2016-A
1.16%, 11/25/2020	3,893,000	3,893,854
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $397,529) (1)	400,666	399,272
Cabela's Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $785,149) (1)	784,000	785,033
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	664,302	664,436
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064 (Acquired 06/24/2015, Cost $540,463) (1)	540,463	540,451
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	112,947	112,909
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019	1,368,000	1,368,925
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	3,065,000	3,066,011
Capital One Multi-Asset Execution Trust
0.97%, 02/15/2022	8,584,000	8,636,548
1.34%, 04/15/2022	11,320,000	11,346,283
Carfinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $41,156) (1)	41,260	41,432
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014 through 12/02/2015, Cost $74,570) (1)	74,576	74,577
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,965) (1)	375,000	377,345
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $1,097,450) (1)	1,097,483	1,096,140
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015 through 07/19/2016, Cost $3,435,142) (1)	3,447,286	3,453,951
Carlyle Global Market Strategies CLO 2013-1 Ltd
2.12%, 02/14/2025 (Acquired 01/02/2014, Cost $2,084,362) (1)	2,100,000	2,098,410
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.53%, 10/15/2021 (Acquired 05/22/2014, Cost $1,307,983) (1)	1,307,983	1,179,516
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	67,227	67,201
1.28%, 05/15/2019	275,000	275,529
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	1,107,667	1,107,100
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	491,638	491,551
Carmax Auto Owner Trust 2016-3
1.17%, 08/15/2019	18,924,000	18,939,771
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $1,004,083) (1)	1,004,083	1,004,969
Carrington Mortgage Loan Trust Series 2006-OPT1
0.71%, 12/25/2035	1,075,875	1,054,901
Catamaran CLO 2014-1 Ltd
2.25%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,216) (1)	5,500,000	5,522,324
2.50%, 04/20/2026 (Acquired 04/02/2014, Cost $4,379,102) (1)	4,500,000	4,397,553
Catamaran CLO 2014-2 Ltd
2.19%, 10/18/2026 (Acquired 12/17/2014, Cost $992,471) (1)	1,000,000	1,001,276
Catamaran CLO 2015-1 Ltd
2.25%, 04/22/2027 (Acquired 03/31/2015 through 04/29/2016, Cost $2,242,359) (1)	2,250,000	2,247,448
Chase Funding Trust Series 2003-4
5.32%, 05/25/2033	200,173	205,481
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	528,571	539,141
5.16%, 11/25/2034	310,444	322,078
Chase Issuance Trust
0.98%, 04/15/2019	18,200,000	18,194,993
1.06%, 09/16/2019	11,769,000	11,770,880
1.07%, 06/15/2023	19,794,000	19,823,851
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $48,526) (1)	48,521	48,517
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $565,214) (1)	565,218	564,723
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $2,289,169) (1)	2,293,860	2,328,806
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,236,734) (1)	3,250,000	3,408,190
Citigroup Mortgage Loan Trust, Inc.
0.89%, 10/25/2035	4,087,018	4,045,834
Concord Funding Co. LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (1)	3,096,000	3,097,935
Conseco Financial Co.
6.40%, 10/15/2018	3,157	3,158
7.05%, 01/15/2019	1,223	1,242
6.24%, 12/01/2028	47,994	49,931
6.22%, 03/01/2030	116,296	122,054
6.18%, 04/01/2030	33,720	35,474
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015, Cost $260,621) (1)	260,629	261,028
COOF Securitization Trust 2014-1 Ltd
3.34%, 06/15/2040 IO (Acquired 05/16/2014, Cost $399,924) (1)	2,560,368	328,214
Countrywide Asset-Backed Certificates
4.81%, 02/25/2033	238,070	210,463
5.12%, 02/25/2035	72,360	73,415
4.54%, 12/25/2035	369,979	379,169
4.77%, 12/25/2035	125,075	107,658
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $296,342) (1)	295,533	297,093
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $252,103) (1)	252,406	251,273
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013 through 12/01/2015, Cost $26,735) (1)	26,748	26,754
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013 through 02/16/2016, Cost $320,522) (1)	320,703	320,843
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014 through 03/29/2016, Cost $311,227) (1)	311,529	311,585
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018 (Acquired 06/06/2014, Cost $574,735) (1)	574,753	574,629
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $1,052,276) (1)	1,052,405	1,051,828
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,973) (1)	558,000	560,018
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $1,037,182) (1)	1,037,191	1,038,152
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,973) (1)	525,000	531,777
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $1,099,350) (1)	1,099,350	1,099,698
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,951) (1)	446,000	448,457
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015 through 09/26/2016, Cost $2,695,618) (1)	2,695,608	2,697,081
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,925) (1)	1,905,000	1,925,074
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015 through 09/28/2016, Cost $2,694,079) (1)	2,693,816	2,701,544
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,810) (1)	1,376,000	1,394,193
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $1,663,307) (1)	1,663,327	1,671,358
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (Acquired 04/14/2016 through 05/20/2016, Cost $5,041,052) (1)	5,039,845	5,050,455
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (Acquired 07/18/2016, Cost $8,942,128) (1)	8,942,128	8,951,492
3.27%, 06/15/2022 (Acquired 07/18/2016, Cost $839,922) (1)	840,000	836,794
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $226,523) (1)	226,341	226,642
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $132,171) (1)	132,142	132,144
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $637,573) (1)	638,079	638,097
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/01/2015 through 02/22/2016, Cost $3,644,837) (1)	3,650,000	3,657,032
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,921) (1)	2,821,000	2,842,043
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (1)	434,000	433,937
Credit-Based Asset Servicing & Securitization LLC
4.01%, 12/25/2035	22,431	22,201
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	63,570	63,957
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 06/25/2035	94,201	96,203
CWABS Asset-Backed Certificates Trust 2005-11
4.73%, 12/25/2032	498,818	507,693
CWABS Asset-Backed Certificates Trust 2005-17
4.66%, 03/25/2036	52,990	79,337
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.40%, 01/25/2034	31,860	31,816
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.28%, 03/25/2034	71,472	68,950
1.35%, 03/25/2034	10,317	9,563
1.09%, 04/25/2034	1,112	939
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.43%, 10/25/2034	27,973	26,296
1.31%, 11/25/2034	1,307,982	1,273,930
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	26,822	26,496
Discover Card Execution Note Trust
1.39%, 03/15/2022	19,763,000	19,787,978
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,754) (1)	1,766,000	1,814,086
Drive Auto Receivables Trust 2015-B
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,293,729) (1)	1,293,765	1,295,503
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,673) (1)	1,921,000	1,947,988
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,461) (1)	926,471	947,360
Drive Auto Receivables Trust 2016-A
1.50%, 03/15/2018 (Acquired 01/21/2016, Cost $402,025) (1)	402,028	402,079
Drive Auto Receivables Trust 2016-B
1.38%, 08/15/2018 (Acquired 05/18/2016, Cost $9,380,417) (1)	9,380,547	9,384,358
2.56%, 06/15/2020 (Acquired 05/18/2016, Cost $635,992) (1)	636,000	641,768
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $355,811) (1)	355,817	355,777
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,972) (1)	1,356,000	1,381,029
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015, Cost $2,602,042) (1)	2,602,243	2,604,695
DT Auto Owner Trust 2016-1
2.00%, 09/16/2019 (Acquired 01/13/2016, Cost $1,672,223) (1)	1,672,253	1,676,560
DT Auto Owner Trust 2016-2
1.73%, 08/15/2019 (Acquired 04/06/2016, Cost $755,969) (1)	755,989	757,271
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (Acquired 06/08/2016, Cost $6,873,576) (1)	6,873,587	6,887,646
2.65%, 07/15/2020 (Acquired 06/08/2016, Cost $1,099,874) (1)	1,100,000	1,111,241
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (Acquired 09/28/2016, Cost $8,286,585) (1)	8,287,000	8,286,585
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,977) (1)	335,000	338,594
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014 through 02/18/2016, Cost $895,058) (1)	895,532	894,378
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,962) (1)	667,000	672,054
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $671,505) (1)	671,521	671,574
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,872) (1)	1,125,000	1,131,198
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $1,090,623) (1)	1,090,658	1,089,404
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $2,219,678) (1)	2,219,823	2,225,858
5.52%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,877) (1)	2,230,000	2,343,560
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (Acquired 05/09/2016, Cost $1,600,953) (1)	1,601,068	1,603,474
Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	279,128	279,116
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 03/17/2015, Cost $33,306) (1)	33,296	33,294
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 05/06/2015 through 02/19/2016, Cost $348,601) (1)	348,380	348,440
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (Acquired 11/07/2014 through 12/02/2015, Cost $767,688) (1)	769,178	770,269
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $520,377) (1)	520,379	520,215
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $1,053,265) (1)	1,053,267	1,053,444
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,985) (1)	280,000	288,577
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $801,355) (1)	802,227	804,878
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (Acquired 09/12/2016, Cost $7,008,456) (1)	7,009,000	7,011,846
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,237,208) (1)	3,230,446	3,249,763
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,454,518) (1)	1,442,000	1,452,836
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $68,423) (1)	68,423	68,496
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014 through 02/24/2016, Cost $583,661) (1)	584,276	584,493
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,977) (1)	280,000	282,410
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014 through 01/06/2016, Cost $777,256) (1)	777,750	776,724
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,948) (1)	892,000	900,349
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,954) (1)	440,000	439,950
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $1,452,565) (1)	1,452,648	1,451,659
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $1,501,893) (1)	1,501,897	1,511,077
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,909) (1)	568,000	587,090
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,864) (1)	567,000	573,693
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $1,943,405) (1)	1,946,997	1,966,013
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,981,666) (1)	3,000,000	3,196,284
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (Acquired 04/25/2016, Cost $1,476,618) (1)	1,476,643	1,482,612
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (Acquired 08/02/2016, Cost $7,806,776) (1)	7,806,866	7,816,059
Flatiron CLO 2013-1 Ltd
2.08%, 01/17/2026 (Acquired 02/19/2015, Cost $746,576) (1)	750,000	751,468
Ford Credit Auto Lease Trust 2014-B
1.10%, 11/15/2017	492,575	492,583
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	408,966	408,922
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	809,692	810,153
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $6,857,447) (1)	6,820,000	6,971,609
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	116,393	116,390
1.28%, 09/15/2019	942,000	944,073
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $6,998,372) (1)	7,000,000	7,161,379
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 08/23/2016, Cost $6,587,888) (1)	6,590,000	6,646,556
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,899,183) (1)	4,900,000	4,994,847
Fremont Home Loan Trust 2004-2
1.38%, 07/25/2034	1,229,294	1,094,224
FRT 2013-1 Trust
5.00%, 10/25/2033 (Acquired 01/08/2014, Cost $53,539) (1)	54,409	53,721
Galaxy XVIII CLO Ltd
2.15%, 10/15/2026 (Acquired 07/11/2014, Cost $2,250,000) (1)	2,250,000	2,252,840
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $2,514,491) (1)	2,515,916	2,521,474
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	113	113
6.71%, 04/25/2029	47,042	40,359
GE Mortgage Services LLC
6.74%, 12/25/2028	6	5
GLC II Trust 2013-1
4.00%, 12/18/2020 (Acquired 12/23/2014, Cost $597,115) (1)	597,115	591,144
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $792,534) (1)(8)	795,593	782,864
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $1,444,724) (1)	1,444,724	1,445,051
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,973) (1)	954,000	970,448
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (Acquired 05/12/2016, Cost $2,695,556) (1)	2,695,748	2,713,815
4.39%, 01/15/2021 (Acquired 05/12/2016, Cost $959,981) (1)	960,000	982,354
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	1,162,024	1,162,310
1.53%, 09/20/2018	1,198,000	1,200,776
1.73%, 06/20/2019	502,000	504,738
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/06/2013 through 02/10/2014, Cost $682,981) (1)	682,537	682,538
GMF Floorplan Owner Revolving Trust
1.02%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (1)	4,600,000	4,584,432
1.37%, 05/17/2021 (Acquired 05/24/2016, Cost $4,900,000) (1)	4,900,000	4,908,442
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018 (Acquired 05/19/2015, Cost $256,878) (1)	256,880	256,663
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $994,968) (1)	995,000	992,250
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $1,259,034) (1)	1,259,034	1,263,150
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,847) (1)	1,873,000	1,911,891
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,160,716) (1)	1,160,912	1,164,482
Gramercy Park CLO Ltd
1.98%, 07/17/2023 (Acquired 03/17/2015, Cost $1,125,000) (1)	1,125,000	1,124,936
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/2048 (Acquired 09/28/2016, Cost $1,186,997) (1)(8)	1,187,000	1,186,997
GSAA Trust
0.85%, 03/25/2035	6,465,738	6,361,880
0.80%, 06/25/2035	999,335	979,349
GSAMP Trust 2005-WMC2
0.84%, 11/25/2035	3,719,509	3,633,668
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (Acquired 09/15/2016, Cost $1,817,854) (1)(8)	1,818,000	1,818,000
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $7,998,540) (1)	8,000,000	8,082,501
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,698,459) (1)	8,700,000	8,743,204
Hertz Vehicle Financing LLC 2016-4
2.65%, 07/25/2022 (Acquired 06/01/2016, Cost $2,599,842) (1)	2,600,000	2,629,833
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.73%, 03/25/2036	70,011	63,934
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	387,341	387,114
Honda Auto Receivables 2016-2 Owner Trust
1.39%, 04/15/2020	3,952,000	3,968,826
Honda Auto Receivables 2016-3 Owner Trust
1.33%, 11/18/2022	7,975,000	7,964,387
HSBC Home Equity Loan Trust USA 2007-1
0.73%, 03/20/2036	17,428	17,377
HSBC Home Equity Loan Trust USA 2007-3
1.73%, 11/20/2036	277,589	276,952
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	993,450	991,982
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	184,772	184,724
1.12%, 11/15/2019	1,024,000	1,024,840
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	231	230
Invitation Homes 2014-SFR1 Trust
1.53%, 06/17/2031 (Acquired 05/14/2015, Cost $1,946,167) (1)	1,952,588	1,947,373
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.66%, 07/25/2036	4,017,164	3,892,978
Kabbage Funding 2014-1 Resecuritization Trust
3.27%, 03/08/2018 (Acquired 09/15/2016, Cost $1,785,607) (1)	1,800,000	1,773,502
KGS-Alpha SBA COOF Trust
0.56%, 05/25/2039 IO (Acquired 10/28/2013, Cost $167,942) (1)(8)	5,419,022	99,913
KGS-Alpha SBA COOF Trust 2014-2
3.03%, 04/25/2040 IO (Acquired 10/21/2014, Cost $409,169) (1)	2,349,057	304,130
KSBA 2012-2 A
0.90%, 08/25/2038 (Acquired 02/19/2014, Cost $509,643) (1)(8)	8,440,668	228,162
KVK CLO 2014-1 Ltd
2.41%, 05/15/2026 (Acquired 03/05/2014, Cost $7,786,361) (1)	7,800,000	7,801,061
3.67%, 05/15/2026 (Acquired 03/05/2014, Cost $2,000,000) (1)	2,000,000	2,002,066
KVK CLO 2014-2 Ltd
2.23%, 07/15/2026 (Acquired 06/02/2014, Cost $4,243,208) (1)	4,250,000	4,253,481
KVK CLO 2015-1 Ltd
2.39%, 05/20/2027 (Acquired 04/22/2015, Cost $249,858) (1)	250,000	250,197
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (Acquired 07/29/2016, Cost $1,744,935) (1)	1,742,681	1,747,876
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016, Cost $2,396,679) (1)	2,397,000	2,417,764
Lila Mexican Holdings Llc
3.52%, 08/11/2022	5,677,991	5,549,112
Limerock CLO II Ltd
2.18%, 04/18/2026 (Acquired 01/28/2015, Cost $249,011) (1)	250,000	249,737
Long Beach Mortgage Loan Trust 2004-1
1.28%, 02/25/2034	1,603,271	1,546,337
Long Beach Mortgage Loan Trust 2004-3
1.38%, 07/25/2034	60,600	58,130
Long Beach Mortgage Loan Trust 2006-WL2
0.73%, 01/25/2036	53,169	51,579
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (Acquired 08/03/2015, Cost $2,783,924) (1)	2,783,924	2,751,074
7.50%, 07/15/2019 (Acquired 08/03/2015, Cost $978,922) (1)	978,922	952,491
Magnetite IX Ltd
2.13%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (1)	2,250,000	2,250,527
Magnetite VIII Ltd
2.16%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $11,732,223) (1)	11,750,000	11,769,329
Magnetite XI Ltd
2.13%, 01/18/2027 (Acquired 12/04/2014, Cost $1,493,477) (1)	1,500,000	1,503,815
MarketPlace Loan Trust 2015-OD3
5.25%, 09/17/2017 (Acquired 09/10/2015, Cost $720,764) (1)(8)	722,083	718,473
MarketPlace Loan Trust 2015-OD4
3.25%, 12/18/2017 (Acquired 12/22/2015, Cost $428,413) (1)	429,109	429,665
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (Acquired 07/20/2016, Cost $3,415,661) (1)	3,416,672	3,420,531
Mastr Asset Backed Securities Trust 2005-HE1
1.25%, 05/25/2035	1,367,474	1,347,685
Mastr Asset Backed Securities Trust 2006-NC1
0.83%, 01/25/2036	4,219,423	4,095,671
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	1,147,334	1,147,177
Mercedes-Benz Auto Receivables Trust 2016-1
1.26%, 02/16/2021	7,666,000	7,683,702
Mercedes-Benz Master Owner Trust 2016-B
1.22%, 05/15/2021 (Acquired 05/17/2016, Cost $4,291,000) (1)	4,291,000	4,314,215
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $932,619) (1)	939,004	980,063
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $456,390) (1)	445,923	456,476
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $826,642) (1)	802,422	850,428
Mill Creek CLO Ltd 2016-1
2.34%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (1)	3,750,000	3,768,750
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC1
1.58%, 12/27/2033	3,769,451	3,686,021
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
1.40%, 11/25/2034	5,620,012	5,214,775
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC3
0.70%, 03/25/2036	85,965	85,845
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $1,117,314) (1)(8)	1,117,315	1,117,873
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,997) (1)	1,964,000	1,978,730
Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (1)	1,962,000	1,961,156
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (Acquired 06/23/2016, Cost $1,013,401) (1)	1,013,401	1,014,667
Nationstar HECM Loan Trust 2016-3
2.03%, 08/25/2026 (Acquired 08/11/2016, Cost $1,290,917) (1)	1,290,918	1,283,744
Navient Student Loan Trust 2016-2
1.28%, 06/25/2065 (Acquired 04/05/2016, Cost $2,473,319) (1)	2,473,319	2,480,459
New Century Home Equity Loan Trust Series 2003-5
5.16%, 11/25/2033	294,478	302,324
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	934,104	934,375
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	325,901	326,208
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $1,907,714) (1)	1,907,714	1,894,694
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $958,352) (1)	1,000,000	990,068
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,008,021) (1)	4,024,450	3,939,070
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,156,368) (1)	1,250,000	1,183,460
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2
4.68%, 08/17/2048 (Acquired 08/25/2015, Cost $1,406,000) (1)	1,406,000	1,407,977
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T4
3.20%, 11/15/2047 (Acquired 11/20/2015, Cost $6,500,000) (1)	6,500,000	6,536,018
4.67%, 11/15/2047 (Acquired 11/20/2015, Cost $2,000,000) (1)	2,000,000	2,017,500
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (Acquired 06/23/2016, Cost $2,538,000) (1)	2,538,000	2,538,992
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $866,306) (1)	869,970	868,677
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $2,689,804) (1)	2,689,804	2,666,750
4.00%, 07/25/2055 (Acquired 08/04/2015, Cost $621,762) (1)	641,000	628,901
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,549	3,549
Ocwen Master Advance Receivables Trust
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (1)	4,768,000	4,777,698
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (1)	730,000	731,205
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (1)	1,750,000	1,752,629
2.52%, 08/17/2048 (Acquired 08/03/2016, Cost $2,708,998) (1)	2,709,000	2,708,556
4.25%, 08/17/2048 (Acquired 08/03/2016, Cost $2,037,959) (1)	2,037,963	2,034,779
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (Acquired 04/27/2016, Cost $1,982,895) (1)	1,983,000	1,996,861
7.63%, 05/17/2020 (Acquired 04/27/2016, Cost $507,983) (1)	508,000	515,420
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (Acquired 07/12/2016, Cost $6,063,904) (1)	6,064,162	6,088,564
4.58%, 09/15/2021 (Acquired 07/12/2016, Cost $666,934) (1)	667,000	671,929
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014 through 04/16/2014, Cost $2,029,978) (1)	2,029,846	2,031,573
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,952) (1)	402,000	404,823
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014 through 08/04/2014, Cost $4,177,990) (1)	4,176,680	4,185,956
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (1)	1,864,000	1,861,246
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,197) (1)	3,452,000	3,487,051
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,246) (1)	500,000	508,162
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015 through 09/25/2015, Cost $18,062,063) (1)	18,062,000	18,125,284
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,626,623) (1)	1,627,000	1,628,874
OneMain Financial Issuance Trust 2016-1A
3.66%, 02/20/2029 (Acquired 09/19/2016 through 09/20/2016, Cost $2,707,398) (1)	2,645,000	2,711,971
6.00%, 02/20/2029 (Acquired 05/12/2016, Cost $1,872,295) (1)	1,900,000	1,971,846
OneMain Financial Issuance Trust 2016-2
5.67%, 03/20/2028 (Acquired 07/19/2016, Cost $3,671,792) (1)	3,675,000	3,644,130
Oportun Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,814) (1)	2,901,000	2,951,063
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,944) (1)	811,000	809,558
Oportun Funding III LLC
3.69%, 07/08/2021 (Acquired 06/22/2016, Cost $3,331,680) (1)	3,332,000	3,322,492
Option One Mortgage Loan Trust
1.37%, 02/25/2033	3,603,335	3,463,984
Option One Mortgage Loan Trust 2004-3
1.43%, 11/25/2034	1,691,802	1,576,968
Palmer Square CLO 2015-1 Ltd
2.31%, 05/21/2027 (Acquired 04/10/2015 through 06/17/2016, Cost $5,228,320) (1)	5,250,000	5,239,910
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.37%, 01/25/2035	4,800,000	4,740,161
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $289,816) (1)	289,827	288,251
Pretium Mortgage Credit Partners I 2015-NPL2 LLC
3.75%, 07/27/2030 (Acquired 07/22/2015, Cost $1,204,640) (1)	1,205,600	1,206,800
4.25%, 07/27/2030 (Acquired 07/22/2015, Cost $1,477,664) (1)	1,500,000	1,480,633
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (1)	3,090,000	3,090,966
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (1)	793,000	794,239
Progreso Receivables Funding LLC
3.00%, 07/08/2020 (Acquired 06/30/2015, Cost $1,203,000) (1)	1,203,000	1,199,896
5.00%, 07/08/2020 (Acquired 06/30/2015, Cost $605,000) (1)	605,000	604,433
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,386,109) (1)	3,386,165	3,430,092
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,972) (1)	2,012,000	2,041,333
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,963) (1)	2,138,000	2,168,908
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,980) (1)	892,000	887,995
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,245,319) (1)	5,245,499	5,383,265
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,985) (1)	1,000,000	1,040,198
4.67%, 11/15/2032 (Acquired 10/23/2015, Cost $294,990) (1)	295,000	310,612
Progress Residential 2016-SFR1 Trust
4.38%, 09/17/2033 (Acquired 07/15/2016, Cost $1,859,000) (1)	1,859,000	1,871,540
Purchasing Power Funding 2015-A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (1)	3,500,000	3,503,281
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	2,483	2,521
Race Point VIII CLO Ltd
2.06%, 02/20/2025 (Acquired 02/19/2015, Cost $248,221) (1)	250,000	249,558
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	13,994	14,026
RAMP Series 2004-RS11 Trust
1.46%, 11/25/2034	108,364	108,393
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	17,673	17,857
RAMP Series 2006-RZ1 Trust
0.83%, 03/25/2036	594,618	590,138
RASC Series 2002-KS4 Trust
1.03%, 07/25/2032	4,756	4,260
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	27,338	27,308
RASC Series 2003-KS5 Trust
1.11%, 07/25/2033	5,202	4,682
3.62%, 07/25/2033	1,656	1,620
RASC Series 2003-KS9 Trust
1.17%, 11/25/2033	6,559	5,645
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	3,127	3,157
RASC Series 2005-KS6 Trust
1.15%, 07/25/2035	1,550,000	1,500,211
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (Acquired 02/20/2014, Cost $645,622) (1)	644,002	644,130
Regatta V Funding Ltd
2.27%, 10/25/2026 (Acquired 04/16/2015, Cost $999,360) (1)	1,000,000	1,000,633
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	307,827	155,979
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	157,332	158,391
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055 (Acquired 06/03/2015, Cost $1,293,432) (1)	1,293,432	1,280,240
Santander Drive Auto Receivables Trust
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $16,025) (1)	16,026	16,018
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $294,402) (1)	294,407	294,260
Santander Drive Auto Receivables Trust 2014-1
1.59%, 10/15/2018	915,623	916,070
Santander Drive Auto Receivables Trust 2014-4
1.82%, 05/15/2019	457,435	458,303
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	3,266,000	3,280,622
Santander Drive Auto Receivables Trust 2015-4
1.20%, 12/17/2018	1,746,893	1,747,533
1.22%, 12/17/2018	1,744,210	1,745,979
Santander Drive Auto Receivables Trust 2015-5
1.27%, 12/17/2018	5,127,573	5,133,635
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $455,295) (1)	455,302	455,074
Santander Drive Auto Receivables Trust 2016-1
2.47%, 12/15/2020	1,639,000	1,662,016
Santander Drive Auto Receivables Trust 2016-2
2.08%, 02/16/2021	3,075,000	3,096,983
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	114,423	115,444
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.85%, 10/25/2035 (Acquired 03/13/2014, Cost $933,248) (1)	942,514	938,824
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.39%, 01/25/2036	76,156	57,791
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014 through 04/23/2015, Cost $299,271) (1)	299,948	298,536
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (Acquired 06/22/2016, Cost $843,261) (1)	843,262	850,722
Silver Spring CLO Ltd
2.13%, 10/15/2026 (Acquired 06/24/2016, Cost $5,855,133) (1)	5,954,635	5,940,172
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $470,061) (1)	470,089	470,344
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (Acquired 07/26/2016, Cost $2,301,639) (1)	2,302,000	2,306,362
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.20%, 10/25/2035	345,106	338,352
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.83%, 12/25/2036	2,215,101	2,190,196
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $3,978,543) (1)	3,978,698	3,991,536
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,729) (1)	1,750,000	1,748,728
3.05%, 04/25/2029 (Acquired 09/16/2016, Cost $3,840,853) (1)	3,841,000	3,870,537
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014 through 01/25/2016, Cost $7,873,274) (1)	7,878,028	7,888,097
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,892) (1)	583,000	583,538
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015 through 02/17/2016, Cost $18,647,263) (1)	18,692,000	18,924,758
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,755) (1)	1,087,000	1,096,567
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2
4.23%, 01/15/2047 (Acquired 12/10/2015, Cost $1,718,919) (1)	1,719,000	1,719,545
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (1)	1,782,000	1,784,019
Structured Asset Investment Loan Trust 2004-4
1.33%, 04/25/2034	720,327	677,101
Structured Asset Sec Co. Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	61,223	60,954
3.45%, 02/25/2032	133,780	132,624
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	13,110	13,690
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034	212,051	212,273
6.05%, 03/25/2034	169,586	171,485
Sunset Mortgage Loan Co. 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $1,523,576) (1)	1,523,576	1,523,576
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	5,084,402
Synchrony Credit Card Master Note Trust 2015-2
1.60%, 04/15/2021	4,000,000	4,018,025
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	3,800,000	3,828,719
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,440) (1)	10,000,000	10,075,145
THL Credit Wind River 2014-3 CLO Ltd
2.32%, 01/22/2027 (Acquired 12/17/2014, Cost $5,731,128) (1)	5,750,000	5,762,276
Tidewater Auto Receivables Trust 2014-A
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $1,403,303) (1)	1,403,348	1,404,216
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	436,714	436,678
Toyota Auto Receivables 2016-C
1.14%, 08/17/2020	6,233,000	6,221,623
Trafigura Securitisation Finance Plc 2014-1
1.47%, 04/16/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)	3,719,000	3,690,230
Tricon American Homes 2015-SFR1 Trust
1.78%, 05/17/2032 (Acquired 04/28/2015, Cost $952,532) (1)	952,532	950,860
TRINITAS CLO IV Ltd
2.43%, 04/18/2028 (Acquired 05/02/2016, Cost $7,500,000) (1)	7,500,000	7,561,538
United Auto Credit Securitization Trust 2016-1
2.00%, 10/15/2017 (Acquired 01/21/2016, Cost $522,217) (1)	522,217	522,571
United Auto Credit Securitization Trust 2016-2
1.67%, 09/10/2018 (Acquired 09/13/2016, Cost $8,550,000) (1)	8,550,000	8,552,458
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $3,044,707) (1)	3,044,707	3,050,655
USAA Auto Owner Trust 2016-1
1.20%, 06/15/2020	4,392,000	4,394,523
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015 through 08/12/2015, Cost $3,273,914) (1)	3,279,003	3,272,480
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (Acquired 07/12/2016, Cost $2,258,625) (1)	2,259,000	2,264,110
Vibrant CLO Ltd 2015-3
2.33%, 04/20/2026 (Acquired 02/05/2015, Cost $5,237,305) (1)	5,250,000	5,274,350
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $525,794) (1)	525,794	524,388
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	268,548	268,537
VOLT L LLC
3.50%, 09/25/2046 (Acquired 09/23/2016, Cost $4,335,000) (1)	4,335,000	4,335,000
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $396,175) (1)	396,453	395,908
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $823,709) (1)	824,250	826,468
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $1,773,415) (1)	1,774,709	1,791,632
VOLT XLV LLC
4.00%, 05/25/2046 (Acquired 05/25/2016, Cost $3,476,742) (1)	3,480,409	3,510,233
VOLT XLVI LLC
3.84%, 06/25/2046 (Acquired 06/14/2016, Cost $1,891,397) (1)	1,891,397	1,902,217
VOLT XLVII LLC
3.75%, 06/25/2046 (Acquired 06/22/2016, Cost $2,201,756) (1)	2,201,756	2,209,509
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016, Cost $2,920,676) (1)	2,920,676	2,922,598
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/26/2015 through 07/05/2016, Cost $2,146,916) (1)	2,149,435	2,151,045
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $656,918) (1)	665,941	643,524
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $2,378,091) (1)	2,379,985	2,381,101
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $5,774,574) (1)	5,779,949	5,781,343
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/01/2016, Cost $6,299,639) (1)	6,302,684	6,284,653
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,361,870) (1)	1,380,166	1,346,486
VOLT XXVII LLC
3.38%, 08/25/2057 (Acquired 10/24/2014, Cost $2,889,626) (1)	2,892,143	2,890,142
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015 through 09/30/2015, Cost $2,764,352) (1)	2,764,890	2,768,327
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $1,450,561) (1)	1,451,832	1,451,824
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 06/13/2016, Cost $2,403,728) (1)	2,405,781	2,407,092
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016, Cost $1,671,578) (1)	1,687,984	1,682,862
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $5,353,799) (1)	5,353,799	5,353,438
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $1,608,234) (1)	1,609,512	1,609,613
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 07/28/2016, Cost $1,359,802) (1)	1,356,830	1,362,054
Voya CLO 2013-3 Ltd
2.13%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (1)	7,400,000	7,425,848
Wells Fargo Dealer Floorplan Master Note Trust
1.03%, 01/20/2020	5,300,000	5,297,151
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $507,376) (1)	506,816	506,499
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $364,967) (1)	364,996	362,819
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $995,292) (1)	1,000,000	1,018,351
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (Acquired 06/07/2016, Cost $1,460,930) (1)	1,461,000	1,462,235
4.10%, 06/15/2021 (Acquired 06/07/2016, Cost $299,949) (1)	300,000	306,873
World Financial Network Credit Card Master Trust
1.44%, 06/15/2022	8,839,000	8,845,590
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	124,717	124,698
1.34%, 05/15/2020	643,000	644,794
Total Asset-Backed Obligations (Cost $1,087,102,617)		$1,092,088,536

Corporate Bonds - 31.89%
Basic Materials - 1.34%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$908,449
3.38%, 03/15/2025	430,000	443,265
4.13%, 03/15/2035	1,960,000	1,930,594
6.13%, 01/15/2041	2,850,000	3,435,105
5.25%, 01/15/2045	712,000	793,698
Air Liquide Finance SA
2.25%, 09/27/2023 (Acquired 09/22/2016, Cost $548,621) (1)	550,000	551,052
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $242,693) (1)	215,000	247,250
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	168,284
6.50%, 04/01/2019	284,000	318,093
3.85%, 09/30/2023	646,000	707,551
5.00%, 09/30/2043	3,530,000	4,183,145
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $2,655,000) (1)	2,655,000	2,874,037
CF Industries, Inc.
7.13%, 05/01/2020	900,000	1,036,240
5.38%, 03/15/2044	2,040,000	2,018,552
Corp. Nacional del Cobre de Chile
3.00%, 07/17/2022 (Acquired 07/01/2016 through 09/12/2016, Cost $3,700,290) (1)	3,718,000	3,703,295
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $342,969) (1)	370,000	378,268
Dow Chemical Co./The
8.55%, 05/15/2019	7,096,000	8,321,380
4.13%, 11/15/2021	470,000	514,313
3.00%, 11/15/2022	918,000	953,818
7.38%, 11/01/2029	339,000	463,106
5.25%, 11/15/2041	199,000	225,241
4.38%, 11/15/2042	1,570,000	1,602,056
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,580,780
4.50%, 01/15/2021	5,175,000	5,643,954
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	189,111
4.90%, 01/15/2041	161,000	180,937
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	1,001,000	997,246
3.55%, 03/01/2022	5,025,000	4,572,750
3.88%, 03/15/2023	844,000	763,820
5.40%, 11/14/2034	1,314,000	1,090,620
5.45%, 03/15/2043	682,000	552,420
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,416,112) (1)	3,160,000	3,573,603
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,274,782) (1)	5,380,000	5,762,276
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $188,811) (1)	188,000	188,658
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,852,613) (1)	5,000,000	5,011,705
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $527,888) (1)	537,000	535,711
4.13%, 05/30/2023 (Acquired 10/28/2013, Cost $52,120) (1)	54,000	53,730
4.63%, 04/29/2024 (Acquired 10/08/2014, Cost $1,024,433) (1)	1,000,000	1,019,000
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,908,010
International Paper Co.
5.00%, 09/15/2035	2,265,000	2,492,825
6.00%, 11/15/2041	3,150,000	3,732,652
5.15%, 05/15/2046	1,085,000	1,206,220
3.00%, 02/15/2027	714,000	713,547
7.30%, 11/15/2039	500,000	663,163
Lubrizol Co.
8.88%, 02/01/2019	1,205,000	1,408,404
LYB International Finance BV
5.25%, 07/15/2043	760,000	865,555
4.88%, 03/15/2044	1,500,000	1,626,546
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,960,182
5.75%, 04/15/2024	2,550,000	3,042,866
4.63%, 02/26/2055	545,000	541,369
Monsanto Co.
4.70%, 07/15/2064	91,000	87,153
Mosaic Co./The
3.75%, 11/15/2021	628,000	663,958
4.25%, 11/15/2023	9,878,000	10,509,481
5.45%, 11/15/2033	814,000	885,936
4.88%, 11/15/2041	52,000	51,887
5.63%, 11/15/2043	3,515,000	3,782,382
Nucor Co.
4.00%, 08/01/2023	176,000	189,730
Placer Dome, Inc.
6.45%, 10/15/2035	203,000	230,233
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,595
6.50%, 05/15/2019	392,000	436,896
3.00%, 04/01/2025	1,100,000	1,104,250
PPG Industries, Inc.
6.65%, 03/15/2018	112,000	119,959
9.00%, 05/01/2021	217,000	277,636
5.50%, 11/15/2040	118,000	143,757
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	60,271
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	941,520
3.75%, 06/15/2025	8,735,000	9,402,869
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,531) (1)	537,000	185,104
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,856) (1)	4,000,000	4,186,584
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $2,152,374) (1)	2,000,000	2,181,424
Southern Copper Co.
5.88%, 04/23/2045	2,300,000	2,294,701
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	1,666,104
3.75%, 02/01/2023	453,000	415,061
Union Carbide Co.
7.50%, 06/01/2025	624,000	781,740
7.75%, 10/01/2096	681,000	887,943
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,943,750
6.25%, 08/10/2026	1,473,000	1,538,843
8.25%, 01/17/2034	424,000	456,860
6.88%, 11/21/2036	1,307,000	1,274,325
6.88%, 11/10/2039	107,000	103,523
		145,489,927
Communications - 2.73%
21st Century Fox America, Inc.
8.00%, 10/17/2016	114,000	114,274
7.25%, 05/18/2018	203,000	221,665
8.88%, 04/26/2023	108,000	145,683
9.50%, 07/15/2024	175,000	251,108
3.70%, 10/15/2025	380,000	411,822
7.30%, 04/30/2028	454,000	610,440
7.63%, 11/30/2028	310,000	428,361
6.20%, 12/15/2034	258,000	326,909
6.65%, 11/15/2037	310,000	409,506
6.90%, 08/15/2039	155,000	208,546
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,204,392
4.80%, 12/05/2034	854,000	1,005,290
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,825,724
5.00%, 03/30/2020	7,300,000	8,022,736
3.13%, 07/16/2022	374,000	382,951
6.13%, 03/30/2040	283,000	341,792
AT&T, Inc.
5.50%, 02/01/2018	543,000	572,094
4.60%, 02/15/2021	578,000	634,131
3.88%, 08/15/2021	494,000	533,282
3.80%, 03/15/2022	1,665,000	1,783,508
3.00%, 06/30/2022	2,649,000	2,723,686
3.60%, 02/17/2023	16,080,000	16,954,897
3.90%, 03/11/2024	3,750,000	4,016,348
3.95%, 01/15/2025	205,000	217,725
3.40%, 05/15/2025	4,538,000	4,665,005
4.50%, 05/15/2035	5,500,000	5,789,911
6.30%, 01/15/2038	743,000	922,536
6.00%, 08/15/2040	2,106,000	2,528,356
5.35%, 09/01/2040	1,543,000	1,732,139
6.38%, 03/01/2041	329,000	413,105
5.15%, 03/15/2042	866,000	941,765
4.30%, 12/15/2042	2,472,000	2,444,096
4.80%, 06/15/2044	4,305,000	4,529,798
4.35%, 06/15/2045	511,000	503,582
4.75%, 05/15/2046	3,860,000	4,060,508
5.65%, 02/15/2047	3,833,000	4,538,828
4.55%, 03/09/2049 (Acquired 03/06/2015, Cost $1,300,814) (1)	1,445,000	1,454,644
BellSouth Co.
6.55%, 06/15/2034	2,520,000	3,017,995
British Telecommunications Plc
5.95%, 01/15/2018	289,000	305,730
2.35%, 02/14/2019	220,000	224,172
9.38%, 12/15/2030	721,000	1,168,031
CBS Co.
1.95%, 07/01/2017	4,840,000	4,858,426
3.70%, 08/15/2024	848,000	888,175
4.00%, 01/15/2026	1,000,000	1,061,242
5.90%, 10/15/2040	67,000	79,899
4.85%, 07/01/2042	77,000	80,653
4.90%, 08/15/2044	315,000	335,542
Centel Capital Co.
9.00%, 10/15/2019	464,000	537,424
CenturyLink, Inc.
5.15%, 06/15/2017	322,000	328,440
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (Acquired 08/31/2015 through 06/08/2016, Cost $6,171,265) (1)	6,107,000	6,383,391
4.46%, 07/23/2022 (Acquired 10/20/2015 through 03/03/2016, Cost $1,753,000) (1)	1,753,000	1,892,965
6.38%, 10/23/2035 (Acquired 01/21/2016 through 01/25/2016, Cost $1,945,423) (1)	1,861,000	2,195,725
6.48%, 10/23/2045 (Acquired 07/09/2015 through 07/10/2015, Cost $1,540,373) (1)	1,279,000	1,550,131
6.83%, 10/23/2055 (Acquired 07/09/2015, Cost $690,000) (1)	690,000	831,513
Cisco Systems, Inc.
2.90%, 03/04/2021	186,000	195,642
3.00%, 06/15/2022	889,000	952,117
3.63%, 03/04/2024	550,000	605,444
2.95%, 02/28/2026	467,000	492,999
2.50%, 09/20/2026	5,969,000	6,037,948
5.90%, 02/15/2039	515,000	691,373
5.50%, 01/15/2040	481,000	624,439
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	762,398
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	107,438
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	248,609
Comcast Co.
6.50%, 01/15/2017	103,000	104,568
4.25%, 01/15/2033	1,895,000	2,108,618
4.20%, 08/15/2034	555,000	614,858
6.50%, 11/15/2035	2,370,000	3,293,354
6.45%, 03/15/2037	310,000	428,837
6.95%, 08/15/2037	107,000	156,303
4.50%, 01/15/2043	2,154,000	2,450,466
Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $325,395) (1)	348,000	350,451
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,202) (1)	2,000,000	2,062,142
3.35%, 09/15/2026 (Acquired 09/08/2016, Cost $368,379) (1)	369,000	370,472
4.80%, 02/01/2035 (Acquired 12/01/2014, Cost $7,148,498) (1)	7,150,000	7,098,327
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,667) (1)	134,000	173,566
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $313,928) (1)	273,000	335,308
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (1)	589,000	607,259
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,543,054) (1)	4,529,000	4,546,097
6.00%, 07/08/2019	209,000	233,827
8.75%, 06/15/2030	648,000	1,007,970
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,302) (1)	240,000	280,421
Discovery Communications LLC
4.38%, 06/15/2021	752,000	817,834
4.95%, 05/15/2042	1,161,000	1,105,663
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,375,194
3.45%, 08/01/2024	669,000	695,009
4.00%, 07/15/2042	213,000	195,594
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	419,815
GTE Co.
8.75%, 11/01/2021	11,000	13,870
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (1)	271,000	269,943
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (1)	314,000	327,267
Historic TW, Inc.
9.15%, 02/01/2023	347,000	470,223
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	778,937
6.40%, 04/30/2040	372,000	521,762
5.95%, 04/01/2041	527,000	709,570
4.45%, 01/15/2043	1,765,000	1,989,693
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,753,325
Nippon Telegraph & Telephone Co.
1.40%, 07/18/2017	237,000	237,446
Orange SA
2.75%, 02/06/2019	3,000,000	3,087,978
9.00%, 03/01/2031	1,393,000	2,224,167
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,305,757
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,392,518
3.63%, 12/15/2025	4,350,000	4,721,494
8.75%, 05/01/2032	258,000	379,031
SK Telecom Co. Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $425,070) (1)	361,000	490,483
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $286,088) (1)	287,000	303,191
Sprint Capital Co.
6.90%, 05/01/2019	301,000	311,535
8.75%, 03/15/2032	38,000	38,902
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	195,609
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,395,450
7.18%, 06/18/2019	215,000	241,193
7.20%, 07/18/2036	1,644,000	1,750,860
Telefonica Emisiones SAU
6.22%, 07/03/2017	545,000	564,112
3.19%, 04/27/2018	221,000	226,209
5.13%, 04/27/2020	500,000	551,201
5.46%, 02/16/2021	233,000	264,602
Telstra Co. Ltd
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,588) (1)	2,285,000	2,396,136
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	240,143
3.95%, 09/30/2021	934,000	999,133
3.85%, 09/29/2024	342,000	363,172
4.50%, 05/23/2043	312,000	318,751
Time Warner Cable LLC
5.85%, 05/01/2017	100,000	102,496
6.75%, 07/01/2018	5,490,000	5,965,011
8.75%, 02/14/2019	184,000	212,187
8.25%, 04/01/2019	222,000	255,609
6.55%, 05/01/2037	375,000	445,437
7.30%, 07/01/2038	1,023,000	1,311,477
6.75%, 06/15/2039	539,000	656,996
5.88%, 11/15/2040	475,000	528,562
5.50%, 09/01/2041	385,000	411,821
Time Warner Cos, Inc.
7.57%, 02/01/2024	330,000	426,106
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,198,832
Time Warner, Inc.
4.75%, 03/29/2021	585,000	655,170
4.00%, 01/15/2022	900,000	982,805
3.60%, 07/15/2025	2,670,000	2,841,716
2.95%, 07/15/2026	2,000,000	2,025,090
7.63%, 04/15/2031	4,513,000	6,403,284
7.70%, 05/01/2032	842,000	1,199,107
6.50%, 11/15/2036	257,000	332,799
6.20%, 03/15/2040	323,000	409,186
6.25%, 03/29/2041	170,000	219,463
5.38%, 10/15/2041	181,000	214,495
4.65%, 06/01/2044	2,145,000	2,328,350
4.85%, 07/15/2045	2,106,000	2,360,043
Verizon Communications, Inc.
2.63%, 02/21/2020	2,094,000	2,153,606
4.50%, 09/15/2020	1,070,000	1,174,254
5.15%, 09/15/2023	13,398,000	15,593,490
2.63%, 08/15/2026	1,400,000	1,373,669
6.40%, 09/15/2033	7,360,000	9,552,426
4.40%, 11/01/2034	2,056,000	2,179,673
5.85%, 09/15/2035	349,000	431,308
4.27%, 01/15/2036	6,861,000	7,163,069
4.86%, 08/21/2046	8,698,000	9,767,097
4.52%, 09/15/2048	6,396,000	6,780,687
5.01%, 08/21/2054	6,261,000	6,932,693
4.67%, 03/15/2055	6,860,000	7,216,240
Viacom, Inc.
2.75%, 12/15/2019	149,000	151,337
3.13%, 06/15/2022	286,000	287,430
3.25%, 03/15/2023	69,000	69,368
4.25%, 09/01/2023	581,000	618,936
3.45%, 10/04/2026	1,791,000	1,791,317
4.85%, 12/15/2034	156,000	159,343
4.50%, 02/27/2042	209,000	194,049
4.38%, 03/15/2043	718,000	661,847
Vodafone Group Plc
1.63%, 03/20/2017	423,000	423,588
1.50%, 02/19/2018	1,218,000	1,217,145
2.95%, 02/19/2023	78,000	80,163
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,060,003
1.85%, 07/30/2026	259,000	247,386
3.00%, 07/30/2046	160,000	150,392
		294,911,178
Consumer, Cyclical - 1.91%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (Acquired 10/28/2013, Cost $337,200) (1)	350,544	370,700
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	102,583	111,046
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,110,642	4,470,324
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,858,750	2,930,219
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	244,000	254,370
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,520,000	1,558,152
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,338,000	2,349,690
American Honda Finance Co.
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $426,007) (1)	425,000	426,986
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $300,904) (1)	302,000	303,905
2.13%, 10/10/2018	352,000	358,285
2.25%, 08/15/2019	739,000	757,312
American Honda Finance Corp.
1.70%, 09/09/2021	6,722,000	6,676,452
2.30%, 09/09/2026	185,000	184,697
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	200,286
6.88%, 06/01/2018	279,000	301,292
6.00%, 04/01/2020	478,000	529,433
4.50%, 03/01/2023	183,000	193,585
7.50%, 01/15/2027	992,000	1,220,600
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	1,865,000	1,898,922
BMW US Capital LLC
1.85%, 09/15/2021 (Acquired 09/08/2016, Cost $11,342,165) (1)	11,355,000	11,323,490
2.25%, 09/15/2023 (Acquired 09/08/2016, Cost $891,254) (1)	894,000	890,954
CK Hutchison International 16 Ltd
1.88%, 10/03/2021 (Acquired 09/28/2016, Cost $399,355) (1)	402,000	398,458
2.75%, 10/03/2026 (Acquired 09/28/2016, Cost $594,552) (1)	600,000	591,215
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	6,097	6,216
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020 (8)	30,093	32,425
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	5,830,559	6,573,956
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	190,987	204,356
CVS Health Corp.
2.13%, 06/01/2021	1,527,000	1,542,609
3.50%, 07/20/2022	3,000,000	3,211,437
4.00%, 12/05/2023	6,401,000	7,053,691
2.88%, 06/01/2026	617,000	626,541
5.30%, 12/05/2043	3,260,000	4,051,952
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $721,925) (1)	657,200	776,676
4.70%, 01/10/2036 (Acquired 08/05/2016 through 09/27/2016, Cost $2,657,043) (1)	2,405,544	2,671,585
Daimler Finance North America LLC
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,014,524) (1)	1,011,000	1,016,176
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,077,962) (1)	3,080,000	3,097,981
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,472) (1)	195,000	197,926
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,622) (1)	300,000	302,473
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,228,090) (1)	3,250,000	3,298,610
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,569,276) (1)	3,575,000	3,628,782
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $699,040) (1)	700,000	729,026
8.50%, 01/18/2031	155,000	252,245
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,668,654	3,155,683
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	250,587	263,743
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	87,577	93,707
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	296,547	320,271
Ford Motor Co.
4.75%, 01/15/2043	7,640,000	7,964,043
7.45%, 07/16/2031	400,000	529,480
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	905,000	914,558
6.63%, 08/15/2017	3,473,000	3,624,489
1.68%, 09/08/2017	944,000	944,666
1.72%, 12/06/2017	2,000,000	2,001,834
2.15%, 01/09/2018	386,000	388,001
2.24%, 06/15/2018	942,000	949,490
2.55%, 10/05/2018	1,500,000	1,521,939
2.38%, 03/12/2019	2,672,000	2,703,679
2.60%, 11/04/2019	1,000,000	1,015,604
2.46%, 03/27/2020	800,000	807,507
3.16%, 08/04/2020	1,300,000	1,338,225
4.25%, 09/20/2022	397,000	428,456
4.38%, 08/06/2023	800,000	860,420
4.13%, 08/04/2025	265,000	279,744
4.39%, 01/08/2026	1,200,000	1,280,976
Gap, Inc./The
5.95%, 04/12/2021	368,000	392,923
General Motors Co.
4.00%, 04/01/2025	8,070,000	8,254,343
6.60%, 04/01/2036	1,671,000	2,014,095
6.25%, 10/02/2043	3,204,000	3,778,544
4.88%, 10/02/2023	250,000	270,981
General Motors Financial Co., Inc.
3.70%, 05/09/2023	5,249,000	5,340,170
4.00%, 01/15/2025	250,000	253,232
3.20%, 07/13/2020	1,682,000	1,722,380
3.20%, 07/06/2021	551,000	557,807
4.38%, 09/25/2021	5,000,000	5,340,645
3.45%, 04/10/2022	4,820,000	4,889,345
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	513,023
3.00%, 04/01/2026	148,000	156,671
2.13%, 09/15/2026	298,000	293,129
5.88%, 12/16/2036	5,490,000	7,545,209
4.40%, 03/15/2045	268,000	312,880
4.25%, 04/01/2046	655,000	758,435
3.50%, 09/15/2056	214,000	208,215
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,772) (1)	2,717,000	2,754,517
2.00%, 07/01/2019 (Acquired 06/07/2016, Cost $300,807) (1)	301,000	302,642
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 (Acquired 10/28/2013 through 09/30/2014, Cost $4,725,145) (1)	4,650,000	4,740,587
Johnson Controls, Inc.
4.25%, 03/01/2021	344,000	369,783
3.75%, 12/01/2021	475,000	512,627
3.63%, 07/02/2024	161,000	172,220
6.00%, 01/15/2036	107,000	130,347
5.25%, 12/01/2041	722,000	835,377
4.95%, 07/02/2064	1,380,000	1,446,096
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	514,522
5.50%, 10/15/2035	550,000	696,243
7.11%, 05/15/2037	361,000	514,438
5.13%, 11/15/2041	238,000	293,327
4.65%, 04/15/2042	449,000	521,332
Macy's Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	140,233
2.88%, 02/15/2023	1,371,000	1,340,568
4.38%, 09/01/2023	393,000	415,469
6.90%, 01/15/2032	400,000	455,664
6.70%, 07/15/2034	130,000	143,336
4.50%, 12/15/2034	238,000	223,911
6.38%, 03/15/2037	300,000	322,923
5.13%, 01/15/2042	101,000	95,285
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,455,683
McDonald's Co.
4.70%, 12/09/2035	216,000	244,615
6.30%, 10/15/2037	1,054,000	1,393,569
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	2,470,000	3,003,651
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $722,679) (1)	727,000	731,283
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $503,332) (1)	500,000	510,482
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (Acquired 09/07/2016, Cost $313,409) (1)	314,000	313,174
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	426,870
Starbucks Co.
4.30%, 06/15/2045	604,000	715,867
Target Co.
3.50%, 07/01/2024	355,000	389,265
Toyota Motor Credit Co.
1.75%, 05/22/2017	516,000	518,533
1.45%, 01/12/2018	193,000	193,719
2.80%, 07/13/2022	640,000	672,086
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	882,000	919,485
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	7,147,974
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	15,526	15,992
Walgreen Co.
4.40%, 09/15/2042	400,000	416,613
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	2,241,000	2,312,201
3.80%, 11/18/2024	670,000	720,295
4.50%, 11/18/2034	1,079,000	1,153,093
4.80%, 11/18/2044	3,043,000	3,362,658
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	4,168,170
7.55%, 02/15/2030	72,000	110,613
6.20%, 04/15/2038	108,000	155,403
5.00%, 10/25/2040	124,000	157,101
WW Grainger, Inc.
4.60%, 06/15/2045	423,000	496,342
		206,209,762
Consumer, Non-cyclical - 4.24%
AbbVie, Inc.
1.75%, 11/06/2017	866,000	868,475
1.80%, 05/14/2018	7,230,000	7,260,366
2.90%, 11/06/2022	574,000	588,751
3.20%, 11/06/2022	769,000	800,830
2.85%, 05/14/2023	5,543,000	5,629,038
3.60%, 05/14/2025	12,060,000	12,612,939
3.20%, 05/14/2026	368,000	372,780
4.50%, 05/14/2035	2,520,000	2,690,793
4.30%, 05/14/2036	450,000	467,934
Actavis Funding SCS
3.00%, 03/12/2020	3,660,000	3,773,090
3.45%, 03/15/2022	1,198,000	1,257,805
3.80%, 03/15/2025	2,355,000	2,493,790
4.55%, 03/15/2035	6,456,000	6,870,656
4.75%, 03/15/2045	665,000	728,919
Actavis, Inc.
3.25%, 10/01/2022	271,000	280,922
Aetna, Inc.
2.80%, 06/15/2023	419,000	427,994
3.20%, 06/15/2026	4,700,000	4,776,690
4.25%, 06/15/2036	306,000	317,691
6.75%, 12/15/2037	341,000	473,463
4.50%, 05/15/2042	205,000	224,793
4.75%, 03/15/2044	1,800,000	2,033,876
4.38%, 06/15/2046	3,473,000	3,646,122
Allergan, Inc.
3.38%, 09/15/2020	539,000	564,091
2.80%, 03/15/2023	700,000	697,133
Amgen, Inc.
5.70%, 02/01/2019	204,000	223,397
2.13%, 05/01/2020	123,000	124,878
3.88%, 11/15/2021	722,000	784,690
2.70%, 05/01/2022	5,600,000	5,777,694
3.13%, 05/01/2025	525,000	542,905
4.95%, 10/01/2041	464,000	516,020
4.66%, 06/15/2051 (Acquired 12/04/2015, Cost $8,283,621) (1)	9,145,000	9,806,650
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	108,427
5.75%, 04/01/2036	114,000	147,363
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	133,308
2.63%, 01/17/2023	160,000	163,318
3.30%, 02/01/2023	4,301,000	4,536,157
3.70%, 02/01/2024	960,000	1,037,985
4.70%, 02/01/2036	9,266,000	10,663,897
4.00%, 01/17/2043	810,000	844,889
4.90%, 02/01/2046	5,770,000	6,920,238
Anthem, Inc.
2.30%, 07/15/2018	289,000	292,773
3.13%, 05/15/2022	484,000	503,181
3.30%, 01/15/2023	271,000	284,095
3.50%, 08/15/2024	694,000	729,489
4.63%, 05/15/2042	400,000	432,428
4.65%, 01/15/2043	391,000	427,591
5.10%, 01/15/2044	1,881,000	2,186,980
4.65%, 08/15/2044	395,000	431,929
BAT International Finance Plc
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,991,064) (1)	7,010,000	7,749,043
Baxalta Inc.
3.60%, 06/23/2022	367,000	385,598
5.25%, 06/23/2045	167,000	198,052
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $467,079) (1)	471,000	486,574
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,980,016
3.97%, 11/15/2046	3,700,000	3,946,576
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	78,246
2.68%, 12/15/2019	154,000	159,024
3.73%, 12/15/2024	4,267,000	4,630,101
Biogen, Inc.
3.63%, 09/15/2022	673,000	720,910
5.20%, 09/15/2045	366,000	431,564
Brown-Forman Co.
4.50%, 07/15/2045	375,000	431,623
Bunge Ltd Finance Corp.
3.20%, 06/15/2017	4,010,000	4,061,745
8.50%, 06/15/2019	7,456,000	8,736,017
3.50%, 11/24/2020	283,000	296,011
3.25%, 08/15/2026	284,000	285,190
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	480,144
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	446,443
4.90%, 09/15/2045	315,000	371,936
Cargill, Inc.
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $167,329) (1)	160,000	168,295
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $326,564) (1)	294,000	334,671
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $293,731) (1)	281,000	310,347
3.30%, 03/01/2022 (Acquired 10/28/2013, Cost $793,646) (1)	800,000	850,806
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,280,580
4.00%, 08/15/2023	298,000	321,165
3.63%, 05/15/2024	686,000	722,391
5.00%, 08/15/2045	302,000	340,860
Cigna Co.
3.25%, 04/15/2025	970,000	1,000,678
5.38%, 02/15/2042	3,040,000	3,682,905
City of Hope
5.62%, 11/15/2043	1,522,000	1,972,205
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,612,000	1,818,391
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,059,851
ConAgra Foods, Inc.
5.82%, 06/15/2017	644,000	662,404
2.10%, 03/15/2018	189,000	190,501
4.95%, 08/15/2020	93,000	100,996
9.75%, 03/01/2021	1,750,000	2,213,752
7.00%, 10/01/2028	1,250,000	1,612,072
Danaher Co.
2.40%, 09/15/2020	280,000	288,089
Diageo Investment Co.
8.00%, 09/15/2022	516,000	673,692
DP World Ltd
6.85%, 07/02/2037 (Acquired 07/30/2015, Cost $1,274,112) (1)	1,160,000	1,341,482
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,942,245
2.25%, 01/12/2020	233,000	237,372
3.25%, 01/14/2023	452,000	471,003
5.50%, 12/08/2041	103,000	128,816
Equifax, Inc.
2.30%, 06/01/2021	338,000	341,552
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $276,264) (1)	275,000	276,755
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $42,838) (1)	41,000	42,963
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,915,616) (1)	4,875,000	4,985,473
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $414,832) (1)	400,000	442,896
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $578,323) (1)	508,000	675,048
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,662) (1)	357,000	432,865
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,634) (1)	300,000	320,439
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,481,284
3.00%, 07/15/2023	178,000	180,851
3.50%, 06/15/2024	897,000	935,549
4.50%, 02/25/2026	455,000	499,353
4.80%, 07/15/2046	2,675,000	2,786,911
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	538,926
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 08/13/2014, Cost $5,318,361) (1)	5,100,000	5,372,131
5.00%, 12/15/2021 (Acquired 08/04/2014 through 01/12/2015, Cost $5,060,060) (1)	4,738,000	5,303,025
Gilead Sciences, Inc.
3.25%, 09/01/2022	431,000	457,703
2.50%, 09/01/2023	547,000	551,391
3.70%, 04/01/2024	1,394,000	1,501,419
3.65%, 03/01/2026	374,000	402,789
2.95%, 03/01/2027	10,327,000	10,442,714
4.60%, 09/01/2035	4,558,000	5,021,043
4.00%, 09/01/2036	313,000	319,835
5.65%, 12/01/2041	2,910,000	3,616,318
GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	336,766
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	313,574
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,003,990) (1)	3,000,000	3,110,652
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $298,091) (1)	299,000	299,426
Humana, Inc.
7.20%, 06/15/2018	215,000	235,329
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,975,169
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,281,406
3.55%, 03/01/2036	300,000	333,559
4.50%, 12/05/2043	2,780,000	3,501,655
3.70%, 03/01/2046	1,505,000	1,681,837
Kellogg Co.
1.75%, 05/17/2017	262,000	262,940
3.25%, 05/21/2018	234,000	241,289
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	58,621
2.40%, 03/01/2022	140,000	144,932
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	576,158
5.38%, 02/10/2020	138,000	154,076
3.50%, 06/06/2022	768,000	816,074
6.88%, 01/26/2039	1,645,000	2,287,925
6.50%, 02/09/2040	310,000	416,947
5.00%, 06/04/2042	505,000	581,598
Kraft Heinz Foods Co.
1.60%, 06/30/2017	6,640,000	6,653,346
2.00%, 07/02/2018	1,682,000	1,698,617
2.80%, 07/02/2020	3,775,000	3,912,353
3.95%, 07/15/2025	1,478,000	1,600,010
3.00%, 06/01/2026	3,625,000	3,656,237
5.00%, 07/15/2035	2,085,000	2,412,424
5.20%, 07/15/2045	3,660,000	4,339,003
4.38%, 06/01/2046	5,510,000	5,844,810
Kroger Co./The
6.40%, 08/15/2017	62,000	64,822
6.15%, 01/15/2020	206,000	234,130
4.00%, 02/01/2024	63,000	69,397
7.50%, 04/01/2031	1,417,000	2,006,992
6.90%, 04/15/2038	1,434,000	1,997,847
5.40%, 07/15/2040	95,000	115,419
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,289,015
3.20%, 02/01/2022	1,127,000	1,173,792
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,940,761
Mead Johnson Nutrition Co
4.13%, 11/15/2025	891,000	966,579
Medtronic, Inc.
3.15%, 03/15/2022	815,000	866,077
3.50%, 03/15/2025	13,000,000	14,007,240
4.38%, 03/15/2035	3,718,000	4,221,625
Merck & Co., Inc.
2.40%, 09/15/2022	376,000	386,889
2.80%, 05/18/2023	361,000	378,316
4.15%, 05/18/2043	4,000,000	4,536,448
3.70%, 02/10/2045	70,000	74,296
Molson Coors Brewing Co.
3.00%, 07/15/2026	581,000	585,399
Mondelez International, Inc.
2.25%, 02/01/2019	6,550,000	6,663,839
4.00%, 02/01/2024	1,590,000	1,740,630
Mylan NV
3.15%, 06/15/2021 (Acquired 05/31/2016, Cost $4,410,185) (1)	4,415,000	4,498,205
3.95%, 06/15/2026 (Acquired 05/31/2016, Cost $528,016) (1)	532,000	536,307
5.25%, 06/15/2046 (Acquired 05/31/2016, Cost $365,944) (1)	366,000	388,620
MYLAN NV
2.50%, 06/07/2019 (Acquired 05/31/2016, Cost $4,890,068) (1)	4,895,000	4,938,135
Mylan, Inc.
2.55%, 03/28/2019	600,000	607,577
3.13%, 01/15/2023 (Acquired 06/01/2016 through 08/24/2016, Cost $498,982) (1)	504,000	499,894
5.40%, 11/29/2043	100,000	107,596
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	136,418
4.76%, 08/01/2116	1,785,000	1,936,024
Novartis Capital Co.
2.40%, 09/21/2022	6,440,000	6,664,427
3.40%, 05/06/2024	922,000	1,009,461
PepsiCo., Inc.
7.90%, 11/01/2018	24,000	27,220
3.00%, 08/25/2021	258,000	273,089
3.10%, 07/17/2022	593,000	634,504
4.88%, 11/01/2040	82,000	99,948
4.60%, 07/17/2045	196,000	235,891
Perrigo Co. Plc
2.30%, 11/08/2018	4,223,000	4,237,312
Pfizer, Inc.
1.95%, 06/03/2021	5,344,000	5,413,092
3.00%, 06/15/2023	449,000	478,403
5.80%, 08/12/2023	4,000,000	4,925,240
Procter & Gamble - Esop
9.36%, 01/01/2021	137,511	161,467
Procter & Gamble Co./The
5.50%, 02/01/2034	103,000	140,245
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,215,881
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	5,049,364
3.45%, 06/01/2026	223,000	232,512
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,964,871
4.00%, 06/12/2022	4,590,000	4,986,801
Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $789,766) (1)	780,000	840,436
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	115,827
SABMiller Holdings, Inc.
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,096,125) (1)	5,080,000	5,147,269
3.75%, 01/15/2022 (Acquired 10/28/2013 through 05/18/2015, Cost $1,478,100) (1)	1,441,000	1,560,234
4.95%, 01/15/2042 (Acquired 06/28/2016, Cost $3,167,974) (1)	2,735,000	3,202,130
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	5,716,000	5,731,862
2.88%, 09/23/2023	4,140,000	4,159,056
Stryker Co.
3.50%, 03/15/2026	213,000	225,779
Sysco Co.
3.75%, 10/01/2025	277,000	298,238
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	8,568,000	8,552,775
2.80%, 07/21/2023	335,000	335,971
3.15%, 10/01/2026	1,385,000	1,392,329
4.10%, 10/01/2046	1,343,000	1,340,169
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,120,481
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	232,548
2.95%, 09/19/2026	476,000	474,438
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,759,359
3.95%, 08/15/2024	1,451,000	1,566,893
4.88%, 08/15/2034	400,000	443,545
UnitedHealth Group, Inc.
1.70%, 02/15/2019	291,000	292,920
3.38%, 11/15/2021	685,000	733,949
3.35%, 07/15/2022	334,000	358,684
2.75%, 02/15/2023	186,000	192,624
2.88%, 03/15/2023	310,000	323,469
3.10%, 03/15/2026	550,000	574,988
4.63%, 07/15/2035	427,000	496,858
6.63%, 11/15/2037	562,000	803,134
4.38%, 03/15/2042	5,170,000	5,777,883
Wesleyan University
4.78%, 07/01/2116	2,338,000	2,511,279
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,974,182) (1)	4,960,000	5,131,373
Wyeth LLC
6.45%, 02/01/2024	82,000	103,852
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	3,790,000	3,871,955
3.55%, 04/01/2025	6,000,000	6,187,302
Zoetis, Inc.
3.45%, 11/13/2020	150,000	156,807
3.25%, 02/01/2023	1,000,000	1,030,823
4.50%, 11/13/2025	336,000	376,884
4.70%, 02/01/2043	300,000	316,456
		458,194,167
Diversified - 0.07%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $676,716) (1)	612,000	702,085
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,642,499) (1)	6,175,000	6,892,084
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $427,679) (1)	450,000	477,304
		8,071,473
Energy - 3.53%
Alberta Energy Co. Ltd
7.38%, 11/01/2031	274,000	302,401
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	255,214
Anadarko Holding Co
7.15%, 05/15/2028	170,000	197,157
Anadarko Petroleum Corp.
6.38%, 09/15/2017	92,000	95,912
8.70%, 03/15/2019	664,000	755,973
6.95%, 06/15/2019	3,896,000	4,310,293
4.85%, 03/15/2021	1,472,000	1,585,786
6.45%, 09/15/2036	2,685,000	3,142,621
0.00%, 10/10/2036	4,000,000	1,575,000
4.50%, 07/15/2044	1,577,000	1,450,289
6.60%, 03/15/2046	1,500,000	1,829,149
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	450,468
Apache Co.
6.90%, 09/15/2018	258,000	281,735
3.25%, 04/15/2022	99,000	101,596
5.10%, 09/01/2040	600,000	623,651
4.75%, 04/15/2043	416,000	427,762
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,106,300
5.95%, 06/01/2026	254,000	280,973
BP Capital Markets Plc
1.38%, 11/06/2017	229,000	228,899
2.24%, 05/10/2019	400,000	406,359
3.06%, 03/17/2022	757,000	792,958
3.25%, 05/06/2022	13,277,000	14,006,133
2.75%, 05/10/2023	262,000	266,761
3.81%, 02/10/2024	858,000	929,230
3.54%, 11/04/2024	700,000	744,044
3.51%, 03/17/2025	45,000	47,726
3.12%, 05/04/2026	462,000	474,517
3.02%, 01/16/2027	402,000	408,003
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,928,878
4.88%, 02/01/2021	704,000	758,494
4.15%, 07/01/2023	348,000	354,597
4.35%, 10/15/2024	390,000	396,003
5.85%, 11/15/2043	591,000	607,943
Burlington Resources Finance Co.
7.40%, 12/01/2031	53,000	70,520
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	266,483
Cameron International Co.
3.60%, 04/30/2022	5,900,000	6,112,028
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	686,023
5.90%, 02/01/2018	1,961,000	2,057,797
7.20%, 01/15/2032	41,000	47,483
6.45%, 06/30/2033	675,000	764,273
5.85%, 02/01/2035	200,000	210,300
6.50%, 02/15/2037	118,000	131,252
6.25%, 03/15/2038	478,000	535,744
6.75%, 02/01/2039	206,000	236,732
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,791,622
6.75%, 11/15/2039	468,000	506,730
4.45%, 09/15/2042	310,000	256,363
Chevron Co.
2.36%, 12/05/2022	315,000	320,975
2.57%, 05/16/2023	2,000,000	2,048,678
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,200,000	2,225,874
CNOOC Finance 2015 Australia Pty Ltd
2.63%, 05/05/2020	1,583,000	1,613,178
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	689,446
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	1,000,760
4.25%, 04/30/2024	1,165,000	1,259,737
Conoco Funding Co.
3.35%, 11/15/2024	598,000	612,569
7.25%, 10/15/2031	54,000	71,504
ConocoPhillips
6.50%, 02/01/2039	150,000	194,218
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	126,000	126,151
ConocoPhillips Co.
4.20%, 03/15/2021	839,000	907,363
5.95%, 03/15/2046	1,536,000	1,947,003
ConocoPhillips Holding Co.
6.95%, 04/15/2029	400,000	509,010
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,618,307) (1)	4,960,000	5,515,520
Devon Energy Co.
1.39%, 12/15/2016	4,000,000	3,995,068
3.25%, 05/15/2022	896,000	889,669
7.95%, 04/15/2032	2,500,000	3,072,798
5.60%, 07/15/2041	1,000,000	1,011,053
4.75%, 05/15/2042	323,000	301,778
Devon Financing Co. LLC
7.88%, 09/30/2031	4,450,000	5,516,625
Diamond Offshore Drilling, Inc.
5.70%, 10/15/2039	500,000	393,933
4.88%, 11/01/2043	767,000	533,274
Ecopetrol SA
5.88%, 09/18/2023	395,000	426,126
4.13%, 01/16/2025	383,000	371,874
5.38%, 06/26/2026	537,000	558,990
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,934,705
Encana Corp.
6.50%, 05/15/2019	240,000	259,173
6.50%, 08/15/2034	118,000	123,519
6.50%, 02/01/2038	2,748,000	2,847,807
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	122,754
3.60%, 02/01/2023	716,000	704,959
4.05%, 03/15/2025	682,000	676,802
6.63%, 10/15/2036	2,336,000	2,533,166
5.15%, 03/15/2045	140,000	129,966
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $547,016) (1)	557,000	581,427
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,129,000	1,081,387
5.05%, 04/01/2045	882,000	782,471
EnLink Midstream Partners LP Senior Note
5.60%, 04/01/2044	294,000	272,626
Enterprise Products Operating LLC
4.05%, 02/15/2022	400,000	433,937
3.35%, 03/15/2023	1,017,000	1,041,099
3.90%, 02/15/2024	3,000,000	3,139,323
3.75%, 02/15/2025	515,000	534,007
3.70%, 02/15/2026	304,000	313,128
6.65%, 10/15/2034	672,000	810,790
5.75%, 03/01/2035	1,075,000	1,211,530
5.95%, 02/01/2041	201,000	233,306
4.85%, 08/15/2042	4,000,000	4,164,368
4.90%, 05/15/2046	199,000	209,661
4.95%, 10/15/2054	177,000	179,423
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	204,891
4.10%, 02/01/2021	547,000	589,411
2.63%, 03/15/2023	249,000	248,685
5.10%, 01/15/2036	784,000	892,057
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,967,034
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,385,839
4.11%, 03/01/2046	716,000	797,038
FORTIS, Inc.
2.10%, 10/04/2021	2,144,000	2,134,984
3.06%, 10/04/2026	8,826,000	8,800,237
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	649,000	663,603
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (Acquired 05/16/2016 through 05/18/2016, Cost $1,239,770) (1)	1,140,000	1,265,628
4.95%, 07/19/2022 (Acquired 06/07/2016, Cost $623,141) (1)	610,000	637,145
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	2,000,000	1,937,992
Halliburton Co.
6.15%, 09/15/2019	77,000	86,300
3.50%, 08/01/2023	1,032,000	1,065,563
4.85%, 11/15/2035	200,000	215,073
6.70%, 09/15/2038	350,000	440,149
7.45%, 09/15/2039	521,000	709,720
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,958) (1)	258,000	335,169
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,973,035
Hess Corp.
7.88%, 10/01/2029	173,000	210,753
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,787,288
6.15%, 06/15/2019	119,000	129,546
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	152,744
7.88%, 09/15/2031	1,191,000	1,478,474
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	520,307
5.00%, 10/01/2021	4,875,000	5,319,634
7.30%, 08/15/2033	1,650,000	1,918,823
6.95%, 01/15/2038	242,000	275,227
6.50%, 09/01/2039	107,000	115,422
7.50%, 11/15/2040	483,000	575,361
Kinder Morgan, Inc./DE
3.05%, 12/01/2019	2,905,000	2,968,274
5.30%, 12/01/2034	2,785,000	2,781,527
5.05%, 02/15/2046	1,954,000	1,864,958
Korea National Oil Co.
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $201,536) (1)	200,000	201,805
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	230,726
4.25%, 02/01/2021	502,000	540,430
3.20%, 03/15/2025	386,000	387,977
5.15%, 10/15/2043	941,000	1,041,269
4.25%, 09/15/2046	417,000	414,836
Marathon Oil Co.
6.00%, 10/01/2017	289,000	298,832
5.90%, 03/15/2018	291,000	304,131
2.80%, 11/01/2022	700,000	648,374
6.60%, 10/01/2037	410,000	420,065
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,250,943
Nabors Industries, Inc.
6.15%, 02/15/2018	118,000	122,822
5.00%, 09/15/2020	595,000	586,361
4.63%, 09/15/2021	1,195,000	1,126,208
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	161,315
Nexen Energy ULC
6.40%, 05/15/2037	408,000	543,746
7.50%, 07/30/2039	4,000,000	5,954,636
Noble Energy, Inc.
8.25%, 03/01/2019	4,994,000	5,713,016
5.63%, 05/01/2021	355,000	369,836
4.15%, 12/15/2021	550,000	584,862
6.00%, 03/01/2041	408,000	442,296
5.25%, 11/15/2043	2,675,000	2,724,324
5.05%, 11/15/2044	2,386,000	2,361,074
Noble Holding International Ltd
5.25%, 03/16/2018	158,000	155,630
6.05%, 03/01/2041	192,000	114,240
8.20%, 04/01/2045	159,000	112,691
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	102,025
3.50%, 06/15/2025	455,000	484,713
3.40%, 04/15/2026	246,000	260,411
4.63%, 06/15/2045	158,000	179,043
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $223,939) (1)	225,000	230,062
ONEOK Partners LP
6.15%, 10/01/2016	365,000	365,000
3.20%, 09/15/2018	1,815,000	1,849,287
8.63%, 03/01/2019	353,000	400,366
3.38%, 10/01/2022	151,000	152,400
5.00%, 09/15/2023	334,000	362,427
4.90%, 03/15/2025	2,500,000	2,690,733
6.65%, 10/01/2036	1,050,000	1,165,460
6.20%, 09/15/2043	2,500,000	2,767,710
Pemex Finance Ltd
10.61%, 08/15/2017	80,500	83,891
Petro-Canada
6.05%, 05/15/2018	263,000	281,012
5.95%, 05/15/2035	350,000	418,900
6.80%, 05/15/2038	330,000	434,157
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,067,620) (1)	5,029,000	5,057,776
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	317,254
5.50%, 01/21/2021	2,920,000	3,087,900
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $448,000) (1)	448,000	488,365
4.88%, 01/24/2022	3,500,000	3,561,250
4.63%, 09/21/2023 (Acquired 09/13/2016, Cost $1,292,000) (1)	1,292,000	1,298,331
4.88%, 01/18/2024	363,000	367,537
4.25%, 01/15/2025	306,000	297,585
4.50%, 01/23/2026	1,193,000	1,160,192
6.88%, 08/04/2026 (Acquired 01/28/2016, Cost $537,049) (1)	538,000	606,568
6.63%, 06/15/2035	647,000	658,549
6.50%, 06/02/2041	2,870,000	2,791,075
6.38%, 01/23/2045	1,002,000	956,910
5.63%, 01/23/2046	3,875,000	3,388,688
6.75%, 09/21/2047 (Acquired 09/13/2016, Cost $1,194,000) (1)	1,194,000	1,189,224
Phillips 66
2.95%, 05/01/2017	241,000	243,166
4.30%, 04/01/2022	5,736,000	6,305,746
5.88%, 05/01/2042	3,000,000	3,772,947
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,676,353
Plains All American Pipeline LP / PAA Finance Co.
2.60%, 12/15/2019	382,000	385,224
3.60%, 11/01/2024	1,050,000	1,021,073
4.65%, 10/15/2025	1,950,000	2,027,154
6.65%, 01/15/2037	1,437,000	1,559,713
4.90%, 02/15/2045	2,568,000	2,358,364
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	109,408
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,511,790
4.50%, 11/01/2023	4,825,000	4,859,697
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,771,599) (1)	1,750,000	1,971,729
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $193,867) (1)	215,000	226,825
Schlumberger Holdings Co.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $5,592,192) (1)	5,599,000	6,002,430
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,078) (1)	337,000	357,536
3.65%, 12/01/2023	3,754,000	4,063,870
Shell International Finance BV
4.30%, 09/22/2019	310,000	334,043
4.38%, 03/25/2020	885,000	966,808
2.13%, 05/11/2020	699,000	709,588
1.88%, 05/10/2021	3,527,000	3,529,726
2.88%, 05/10/2026	2,296,000	2,339,369
4.13%, 05/11/2035	625,000	673,887
6.38%, 12/15/2038	619,000	843,650
4.00%, 05/10/2046	6,724,000	6,897,170
3.75%, 09/12/2046	726,000	719,430
Sinopec Group Overseas Development 2012 Ltd
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $612,872) (1)	600,000	648,229
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,899) (1)	475,000	527,542
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,398,000) (1)	4,400,000	4,407,779
Sinopec Group Overseas Development 2015 Ltd
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,972,232) (1)	9,000,000	9,158,769
Sinopec Group Overseas Development 2016 Ltd
3.50%, 05/03/2026 (Acquired 04/25/2016, Cost $1,983,895) (1)	2,000,000	2,088,836
Southern Natural Gas Co. LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $153,055) (1)	150,000	153,192
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	594,310
5.65%, 03/01/2020	253,000	273,313
3.30%, 03/15/2023	467,000	462,999
7.50%, 09/15/2038	1,457,000	1,814,832
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	311,525
3.50%, 03/15/2025	787,000	796,584
5.95%, 09/25/2043	207,000	245,307
4.50%, 03/15/2045	3,000,000	3,013,416
Statoil ASA
1.20%, 01/17/2018	221,000	220,708
1.15%, 05/15/2018	304,000	303,322
5.25%, 04/15/2019	382,000	418,167
3.15%, 01/23/2022	237,000	251,292
2.45%, 01/17/2023	280,000	285,566
2.65%, 01/15/2024	663,000	678,966
3.25%, 11/10/2024	508,000	540,902
4.25%, 11/23/2041	193,000	206,291
Suncor Energy, Inc.
6.10%, 06/01/2018	2,333,000	2,505,859
3.60%, 12/01/2024	677,000	710,014
5.95%, 12/01/2034	248,000	300,610
6.85%, 06/01/2039	93,000	126,426
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	448,783
4.25%, 04/01/2024	833,000	865,692
5.95%, 12/01/2025	200,000	231,915
4.95%, 01/15/2043	1,482,000	1,427,040
5.30%, 04/01/2044	200,000	203,400
5.35%, 05/15/2045	633,000	648,177
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,566,644
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $673,764) (1)	714,000	711,822
Tosco Co.
7.80%, 01/01/2027	392,000	517,726
8.13%, 02/15/2030	361,000	493,963
Total Capital Canada Ltd
2.75%, 07/15/2023	350,000	362,189
Total Capital International SA
1.50%, 02/17/2017	218,000	218,323
1.55%, 06/28/2017	581,000	582,648
2.75%, 06/19/2021	900,000	940,073
2.70%, 01/25/2023	144,000	148,356
3.75%, 04/10/2024	229,000	252,651
TransCanada PipeLines Ltd
1.63%, 11/09/2017	6,063,000	6,078,933
1.88%, 01/12/2018	205,000	205,817
6.50%, 08/15/2018	196,000	213,112
7.13%, 01/15/2019	273,000	303,961
4.88%, 01/15/2026	5,792,000	6,704,541
6.20%, 10/15/2037	573,000	732,626
7.25%, 08/15/2038	217,000	308,235
Ultramar Diamond Shamrock Co.
7.20%, 10/15/2017	1,800,000	1,913,956
Valero Energy Co.
6.63%, 06/15/2037	5,000,000	5,869,380
Western Gas Partners LP
4.65%, 07/01/2026	414,000	428,702
5.45%, 04/01/2044	680,000	691,973
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,575,000
Williams Partners LP
5.25%, 03/15/2020	5,697,000	6,167,777
4.30%, 03/04/2024	2,500,000	2,557,835
6.30%, 04/15/2040	333,000	366,758
4.90%, 01/15/2045	2,043,000	1,946,630
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,327) (1)	3,300,000	3,329,311
		381,471,221
Financials - 12.98%
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,451) (1)	1,594,000	1,600,376
2.50%, 10/30/2018 (Acquired 10/28/2013 through 11/07/2014, Cost $6,555,742) (1)	6,542,000	6,659,540
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,996,714) (1)	2,000,000	2,041,104
4.75%, 07/28/2025 (Acquired 06/16/2016 through 08/12/2016, Cost $230,439) (1)	231,000	242,623
4.80%, 04/18/2026 (Acquired 04/11/2016, Cost $399,333) (1)	400,000	424,251
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	327,787
2.70%, 03/13/2023	300,000	310,021
3.15%, 03/15/2025	3,409,000	3,604,533
3.35%, 05/03/2026	2,070,000	2,217,852
4.35%, 11/03/2045	305,000	353,478
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
3.95%, 02/01/2022	438,000	448,402
Aflac, Inc.
6.90%, 12/17/2039	580,000	820,365
AIA Group Ltd
2.25%, 03/11/2019 (Acquired 04/15/2016, Cost $1,279,962) (1)	1,270,000	1,286,807
3.20%, 03/11/2025 (Acquired 03/04/2015 through 09/29/2015, Cost $9,287,405) (1)	9,545,000	9,746,247
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,826) (1)	453,000	454,848
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,167,577) (1)	955,000	1,278,511
Air Lease Corp.
2.13%, 01/15/2020	1,263,000	1,258,894
3.88%, 04/01/2021	400,000	423,000
3.00%, 09/15/2023	710,000	701,927
Allstate Co./The
3.15%, 06/15/2023	420,000	445,350
Ally Financial, Inc.
2.75%, 01/30/2017	5,000,000	5,009,375
8.00%, 12/31/2018	43,000	47,407
3.50%, 01/27/2019	1,000,000	1,008,750
American Express Centurion Bank
6.00%, 09/13/2017	506,000	527,749
American Express Co.
7.00%, 03/19/2018	284,000	306,331
American Express Credit Corp.
1.80%, 07/31/2018	456,000	458,645
1.88%, 11/05/2018	831,000	837,758
2.13%, 03/18/2019	318,000	323,163
2.25%, 08/15/2019	500,000	510,169
2.38%, 05/26/2020	644,000	658,694
2.60%, 09/14/2020	319,000	328,299
2.25%, 05/05/2021	620,000	629,555
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,981,673
4.88%, 06/01/2022	3,500,000	3,938,322
4.13%, 02/15/2024	879,000	947,608
3.75%, 07/10/2025	444,000	465,952
3.90%, 04/01/2026	3,034,000	3,211,741
3.88%, 01/15/2035	376,000	369,428
4.80%, 07/10/2045	1,244,000	1,319,755
8.18%, 05/15/2058	107,000	143,193
American Tower Corp.
2.25%, 01/15/2022	600,000	598,824
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,933) (1)	396,000	395,122
3.07%, 03/15/2023 (Acquired 12/05/2014 through 05/20/2015, Cost $2,880,860) (1)	2,900,000	3,020,684
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	246,533
4.00%, 10/15/2023	650,000	712,698
2.88%, 09/15/2026	1,015,000	1,018,058
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	340,551
AmSouth Bancorp
6.75%, 11/01/2025	527,000	604,766
ANZ New Zealand Int'l Ltd/London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,845) (1)	2,437,000	2,443,831
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,521) (1)	3,650,000	3,730,151
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,838) (1)	250,000	257,510
Aon Co.
6.25%, 09/30/2040	172,000	219,664
Aon PLC
4.00%, 11/27/2023	5,000,000	5,390,365
3.50%, 06/14/2024	815,000	849,536
3.88%, 12/15/2025	500,000	534,207
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,029,951) (1)	1,028,000	1,030,072
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $316,125) (1)	296,000	331,019
4.40%, 05/19/2026 (Acquired 05/12/2016, Cost $225,895) (1)	226,000	240,021
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	640,542
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	607,879
2.95%, 05/11/2026	2,703,000	2,702,735
2.90%, 10/15/2026	220,000	219,103
3.90%, 10/15/2046	1,965,000	1,942,711
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,920,695
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	46,552
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,528,363) (1)	6,350,000	6,671,494
2.38%, 03/16/2026 (Acquired 03/08/2016, Cost $5,071,155) (1)	5,090,000	5,293,142
Bank of America Corp.
6.40%, 08/28/2017	2,293,000	2,392,672
5.75%, 12/01/2017	480,000	502,905
2.00%, 01/11/2018	2,408,000	2,419,024
6.88%, 04/25/2018	1,513,000	1,631,584
5.65%, 05/01/2018	825,000	875,106
1.95%, 05/12/2018	500,000	502,754
6.88%, 11/15/2018	1,500,000	1,656,622
2.60%, 01/15/2019	978,000	997,804
2.65%, 04/01/2019	710,000	725,193
7.63%, 06/01/2019	360,000	413,112
2.25%, 04/21/2020	1,440,000	1,448,938
5.63%, 07/01/2020	2,625,000	2,950,306
2.63%, 10/19/2020	2,885,000	2,944,304
5.88%, 01/05/2021	15,340,000	17,593,875
2.63%, 04/19/2021	2,500,000	2,539,955
5.00%, 05/13/2021	1,830,000	2,044,106
3.30%, 01/11/2023	5,843,000	6,057,742
4.10%, 07/24/2023	217,000	235,021
4.13%, 01/22/2024	1,600,000	1,736,048
4.00%, 04/01/2024	2,390,000	2,576,793
4.20%, 08/26/2024	5,765,000	6,096,147
4.00%, 01/22/2025	654,000	678,168
3.95%, 04/21/2025	5,201,000	5,387,113
3.88%, 08/01/2025	621,000	663,811
4.45%, 03/03/2026	7,140,000	7,667,296
3.50%, 04/19/2026	4,431,000	4,607,695
4.25%, 10/22/2026	544,000	575,691
6.11%, 01/29/2037	3,580,000	4,369,465
7.75%, 05/14/2038	137,000	199,013
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,281,744
2.05%, 12/07/2018	1,089,000	1,103,426
Bank of Montreal
1.40%, 09/11/2017	201,000	201,125
2.38%, 01/25/2019	215,000	219,140
1.50%, 07/18/2019	522,000	520,857
1.90%, 08/27/2021	13,804,000	13,732,951
2.55%, 11/06/2022	878,000	899,906
Bank of New York Mellon Corp./The
4.60%, 01/15/2020	387,000	422,846
2.60%, 08/17/2020	663,000	685,716
2.45%, 11/27/2020	247,000	253,517
2.50%, 04/15/2021	215,000	220,973
3.55%, 09/23/2021	355,000	381,979
3.65%, 02/04/2024	93,000	100,953
3.25%, 09/11/2024	650,000	691,754
3.00%, 02/24/2025	5,360,000	5,580,580
2.80%, 05/04/2026	305,000	313,216
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	868,653
1.85%, 04/14/2020	1,900,000	1,919,931
1.88%, 09/20/2021 (Acquired 09/13/2016, Cost $400,000) (1)	400,000	402,285
Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $982,947) (1)	980,000	983,892
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,933) (1)	350,000	353,037
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,520,479) (1)	5,525,000	5,593,665
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,932) (1)	340,000	344,243
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $244,503) (1)	239,000	262,764
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,339) (1)	3,215,000	3,463,005
BanPonce Trust I
8.33%, 02/01/2027	234,000	216,459
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,649,738) (1)	1,650,000	1,651,784
Barclays Bank Plc
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $276,816) (1)	275,000	276,743
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $396,309) (1)	382,000	399,433
Barclays Plc
3.20%, 08/10/2021	4,658,000	4,682,492
3.65%, 03/16/2025	2,522,000	2,488,241
4.38%, 01/12/2026	3,514,000	3,635,721
5.25%, 08/17/2045	413,000	461,753
BB&T Co.
1.60%, 08/15/2017	384,000	385,271
6.85%, 04/30/2019	170,000	192,479
5.25%, 11/01/2019	284,000	314,064
2.63%, 06/29/2020	1,100,000	1,135,900
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	4,564,000	4,571,362
5.75%, 01/15/2040	134,000	178,801
4.40%, 05/15/2042	1,524,000	1,734,559
4.30%, 05/15/2043	322,000	362,689
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	662,503
3.40%, 01/31/2022	1,798,000	1,944,656
3.00%, 02/11/2023	268,000	282,233
2.75%, 03/15/2023	2,727,000	2,835,126
3.13%, 03/15/2026	8,130,000	8,557,996
BlackRock, Inc.
5.00%, 12/10/2019	484,000	536,920
4.25%, 05/24/2021	475,000	528,342
3.38%, 06/01/2022	493,000	532,053
3.50%, 03/18/2024	405,000	443,071
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,565,974) (1)	1,445,000	1,673,138
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,877) (1)	170,000	172,761
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,411,741
3.25%, 03/03/2023	430,000	451,596
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,784,301) (1)	1,800,000	1,844,336
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,904) (1)	516,000	524,153
2.10%, 09/14/2021 (Acquired 09/06/2016, Cost $399,627) (1)	400,000	398,219
Boston Properties LP
3.13%, 09/01/2023	300,000	308,475
3.65%, 02/01/2026	557,000	589,464
2.75%, 10/01/2026	8,136,000	7,973,288
BPCE SA
1.66%, 02/10/2017	306,000	306,469
1.63%, 01/26/2018	1,300,000	1,303,090
2.50%, 12/10/2018	2,500,000	2,549,975
2.50%, 07/15/2019	1,000,000	1,020,660
5.70%, 10/22/2023 (Acquired 10/28/2013 through 09/29/2016, Cost $4,494,296) (1)	4,345,000	4,728,972
4.63%, 07/11/2024 (Acquired 09/15/2016, Cost $610,756) (1)	600,000	612,791
5.15%, 07/21/2024 (Acquired 05/16/2016 through 08/16/2016, Cost $2,384,733) (1)	2,300,000	2,420,458
Brixmor Operating Partnership LP
3.85%, 02/01/2025	700,000	712,202
4.13%, 06/15/2026	3,242,000	3,361,934
Caisse Centrale Desjardins
1.42%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (1)	7,000,000	6,991,369
Canadian Imperial Bank of Commerce/Canada
1.60%, 09/06/2019	1,500,000	1,499,895
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,048,835
3.38%, 02/15/2023	2,164,000	2,223,607
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	360,668
4.75%, 07/15/2021	2,480,000	2,759,920
3.50%, 06/15/2023	1,200,000	1,251,577
3.75%, 04/24/2024	2,580,000	2,730,042
3.20%, 02/05/2025	350,000	356,120
4.20%, 10/29/2025	1,240,000	1,294,434
3.75%, 07/28/2026	960,000	965,141
Capital One NA/Mclean VA
1.46%, 02/05/2018	3,000,000	3,003,225
1.65%, 02/05/2018	7,202,000	7,210,253
2.40%, 09/05/2019	500,000	507,870
2.95%, 07/23/2021	4,120,000	4,240,506
2.25%, 09/13/2021	4,475,000	4,472,557
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $329,845) (1)	310,000	337,998
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	175,497
Chubb Co./The
5.75%, 05/15/2018	117,000	125,475
CIT Group, Inc.
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,361,606) (1)	1,300,000	1,379,625
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,501,579
1.75%, 05/01/2018	800,000	801,130
2.15%, 07/30/2018	658,000	663,809
2.05%, 12/07/2018	3,600,000	3,627,101
2.40%, 02/18/2020	2,500,000	2,532,785
2.70%, 03/30/2021	7,818,000	7,992,607
2.35%, 08/02/2021	269,000	269,483
4.50%, 01/14/2022	10,000,000	11,045,220
3.50%, 05/15/2023	5,000,000	5,139,055
3.75%, 06/16/2024	4,000,000	4,255,784
4.40%, 06/10/2025	7,057,000	7,476,087
5.50%, 09/13/2025	494,000	563,691
3.70%, 01/12/2026	10,200,000	10,771,934
3.40%, 05/01/2026	1,000,000	1,033,834
4.30%, 11/20/2026	1,570,000	1,647,651
6.63%, 01/15/2028	387,000	492,603
4.13%, 07/25/2028	7,235,000	7,384,822
8.13%, 07/15/2039	164,000	258,338
5.88%, 01/30/2042	212,000	271,983
4.65%, 07/30/2045	222,000	250,422
4.75%, 05/18/2046	1,200,000	1,264,477
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,116,824
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	188,672
4.30%, 12/03/2025	343,000	360,111
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,205,522
3.00%, 03/15/2025	838,000	879,948
5.30%, 09/15/2043	115,000	147,579
CNA Financial Co.
7.35%, 11/15/2019	700,000	807,012
7.25%, 11/15/2023	7,470,000	9,087,800
3.95%, 05/15/2024	303,000	320,937
4.50%, 03/01/2026	221,000	239,463
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,170,288
Comerica, Inc.
3.80%, 07/22/2026	984,000	1,014,938
Commonwealth Bank of Australia
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $839,761) (1)	836,000	840,621
2.00%, 09/06/2021 (Acquired 08/29/2016, Cost $449,578) (1)	450,000	449,416
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,495) (1)	778,000	831,327
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,782,455
Compass Bank
2.75%, 09/29/2019	5,000,000	4,993,230
3.88%, 04/10/2025	5,840,000	5,715,807
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/2017	258,000	259,745
3.88%, 02/08/2022	5,323,000	5,807,776
4.38%, 08/04/2025	316,000	333,658
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,763) (1)	361,000	442,745
Cooperatieve Rabobank UA
4.63%, 12/01/2023	400,000	432,167
3.75%, 07/21/2026	4,289,000	4,298,745
Credit Agricole SA
1.50%, 10/03/2016 (Acquired 10/28/2013 through 08/25/2014, Cost $750,015) (1)	750,000	750,000
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,239) (1)	107,000	106,732
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020	541,000	542,921
3.45%, 04/16/2021 (Acquired 04/13/2016, Cost $2,025,527) (1)	2,000,000	2,040,848
3.80%, 09/15/2022	4,113,000	4,202,133
3.80%, 06/09/2023 (Acquired 06/07/2016, Cost $2,991,754) (1)	3,000,000	3,040,797
4.55%, 04/17/2026 (Acquired 04/13/2016, Cost $2,192,493) (1)	2,193,000	2,303,999
4.88%, 05/15/2045	250,000	264,706
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	375,050
2.30%, 05/28/2019	413,000	418,116
5.30%, 08/13/2019	169,000	185,095
3.00%, 10/29/2021	1,265,000	1,301,815
3.63%, 09/09/2024	560,000	584,761
Crown Castle International Corp.
2.25%, 09/01/2021	462,000	461,660
4.88%, 04/15/2022	650,000	725,075
Dai-ichi Life Insurance Co. Ltd/The
4.00%, 12/29/2049 (Acquired 07/13/2016, Cost $1,179,000) (1)	1,179,000	1,184,895
Danske Bank A/S
2.00%, 09/08/2021 (Acquired 08/31/2016, Cost $555,762) (1)	558,000	557,312
Deutsche Bank AG
2.95%, 08/20/2020	439,000	424,205
3.13%, 01/13/2021	2,000,000	1,943,716
3.38%, 05/12/2021	701,000	685,767
4.10%, 01/13/2026	850,000	834,450
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	915,607
1.88%, 02/13/2018	2,429,000	2,359,312
2.50%, 02/13/2019	6,000,000	5,826,318
3.70%, 05/30/2024	2,063,000	1,976,525
Dexia Credit Local SA
1.88%, 09/15/2021 (Acquired 09/07/2016, Cost $2,743,538) (1)	2,750,000	2,746,678
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,230,384
3.20%, 08/09/2021	1,600,000	1,650,823
4.20%, 08/08/2023	6,711,000	7,225,814
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,956,558
Duke Realty LP
4.38%, 06/15/2022	344,000	376,309
3.25%, 06/30/2026	203,000	207,649
Equity Commonwealth
6.65%, 01/15/2018	401,000	414,820
5.88%, 09/15/2020	1,393,000	1,546,680
ERP Operating LP
2.38%, 07/01/2019	646,000	659,156
4.63%, 12/15/2021	260,000	291,918
3.00%, 04/15/2023	200,000	205,105
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	151,688
2.88%, 07/27/2020	3,007,000	3,117,507
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,122,229
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,066,875
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,472) (1)	250,000	279,207
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $297,737) (1)	258,000	337,480
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,326,826
3.37%, 11/15/2025	2,789,000	3,019,594
4.42%, 11/15/2035	15,450,000	17,373,834
General Electric Capital Co.
2.20%, 01/09/2020	161,000	165,046
Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	134,032
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	155,039
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,031,000	1,087,713
6.15%, 04/01/2018	1,466,000	1,561,406
2.63%, 01/31/2019	263,000	268,504
7.50%, 02/15/2019	3,617,000	4,087,926
2.55%, 10/23/2019	1,000,000	1,021,887
5.38%, 03/15/2020	2,985,000	3,305,574
2.60%, 04/23/2020	1,328,000	1,349,795
6.00%, 06/15/2020	1,514,000	1,722,066
2.75%, 09/15/2020	396,000	405,657
2.88%, 02/25/2021	680,000	697,483
5.25%, 07/27/2021	403,000	455,004
2.35%, 11/15/2021	2,600,000	2,594,888
5.75%, 01/24/2022	17,947,000	20,833,954
3.63%, 01/22/2023	4,815,000	5,089,498
3.85%, 07/08/2024	1,017,000	1,080,339
3.50%, 01/23/2025	6,509,000	6,735,168
3.75%, 05/22/2025	288,000	302,589
3.75%, 02/25/2026	1,505,000	1,581,243
6.75%, 10/01/2037	4,938,000	6,299,560
5.15%, 05/22/2045	128,000	139,920
4.75%, 10/21/2045	2,367,000	2,663,060
Goodman Australia Industrial Fund Bond Issuer Pty Ltd
3.40%, 09/30/2026 (Acquired 09/26/2016, Cost $997,731) (1)	1,000,000	1,005,185
Great-West Life & Annuity Insurance Capital LP II
3.36%, 05/16/2046 (Acquired 10/28/2013, Cost $304,012) (1)	301,000	257,355
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (Acquired 12/03/2015, Cost $5,290,624) (1)	4,083,000	5,777,629
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	5,003,208
5.13%, 04/15/2022	5,500,000	6,248,368
8.13%, 06/15/2038	236,000	257,830
HCP, Inc.
4.25%, 11/15/2023	474,000	497,915
4.20%, 03/01/2024	241,000	250,683
3.40%, 02/01/2025	662,000	654,208
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/28/2013 through 07/30/2014, Cost $3,330,721) (1)	3,322,000	3,432,294
HSBC Bank Plc
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $937,934) (1)	944,000	942,315
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $640,226) (1)	615,000	659,310
4.75%, 01/19/2021 (Acquired 10/28/2013 through 10/29/2014, Cost $1,472,339) (1)	1,382,000	1,525,886
HSBC Finance Co.
6.68%, 01/15/2021	2,500,000	2,872,952
7.35%, 11/27/2032	32,000	41,861
HSBC Holdings Plc
3.40%, 03/08/2021	6,978,000	7,217,555
2.65%, 01/05/2022	3,882,000	3,869,100
4.00%, 03/30/2022	1,494,000	1,591,894
3.60%, 05/25/2023	2,901,000	2,997,087
4.25%, 03/14/2024	1,795,000	1,852,445
4.25%, 08/18/2025	587,000	602,972
3.90%, 05/25/2026	7,116,000	7,395,132
6.10%, 01/14/2042	743,000	989,645
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	769,401
2.35%, 03/05/2020	1,256,000	1,266,975
2.75%, 08/07/2020	247,000	252,883
5.00%, 09/27/2020	3,000,000	3,251,340
9.13%, 05/15/2021	75,000	94,231
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	233,262
2.30%, 01/14/2022	4,220,000	4,204,774
Huntington National Bank/The
2.00%, 06/30/2018	440,000	443,454
2.20%, 11/06/2018	3,328,000	3,369,420
2.88%, 08/20/2020	4,534,000	4,658,957
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	680,702
ING Bank NV
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,379,647) (1)	1,369,000	1,383,046
2.00%, 11/26/2018 (Acquired 11/17/2015 through 05/20/2016, Cost $5,311,511) (1)	5,316,000	5,351,245
1.65%, 08/15/2019 (Acquired 08/08/2016, Cost $799,218) (1)	800,000	799,237
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,146,004) (1)	1,150,000	1,173,689
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,364) (1)	2,000,000	2,041,302
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,007,617) (1)	4,800,000	5,367,792
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	248,798
4.00%, 10/15/2023	578,000	635,036
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,169,386
3.75%, 01/15/2026	4,249,000	4,549,893
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $317,832) (1)	310,000	325,904
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,920) (1)	225,000	227,100
3.05%, 04/29/2026 (Acquired 08/18/2016, Cost $471,090) (1)	473,000	481,083
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,601,468
6.88%, 04/15/2021	1,385,000	1,615,956
5.13%, 01/20/2023	2,600,000	2,770,820
6.45%, 06/08/2027	578,000	654,754
6.25%, 01/15/2036	155,000	161,835
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $856,467) (1)	731,000	897,387
JPMorgan Chase & Co.
2.20%, 10/22/2019	2,000,000	2,031,202
2.25%, 01/23/2020	6,584,000	6,668,282
4.25%, 10/15/2020	64,000	69,376
4.35%, 08/15/2021	10,000,000	10,981,200
3.38%, 05/01/2023	3,800,000	3,906,043
3.13%, 01/23/2025	4,000,000	4,090,628
3.30%, 04/01/2026	1,870,000	1,931,399
5.60%, 07/15/2041	494,000	633,859
4.95%, 06/01/2045	5,575,000	6,260,190
2.40%, 06/07/2021	3,694,000	3,735,964
2.30%, 08/15/2021	3,600,000	3,608,050
3.20%, 06/15/2026	3,590,000	3,686,743
2.95%, 10/01/2026	10,231,000	10,266,471
Kemper Co.
6.00%, 05/15/2017	5,000,000	5,134,800
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	585,054
KeyCo.
5.10%, 03/24/2021	211,000	237,936
KeyCorp.
2.90%, 09/15/2020	280,000	290,752
Korea Development Bank/The
1.33%, 01/22/2017	5,125,000	5,124,621
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 10/20/2014, Cost $9,215,547) (1)	9,206,000	9,219,441
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,663) (1)	725,000	731,824
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	839,331
4.75%, 03/15/2026	267,000	288,663
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $367,891) (1)	351,000	391,052
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,682) (1)	322,000	348,500
6.50%, 03/15/2035 (Acquired 11/19/2013 through 04/28/2016, Cost $4,999,020) (1)	4,500,000	5,606,609
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $401,414) (1)	269,000	408,880
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $876,727) (1)	700,000	892,912
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,313) (1)	100,000	130,447
Liberty Property LP
3.25%, 10/01/2026	303,000	305,513
Lincoln National Co.
8.75%, 07/01/2019	5,000,000	5,884,935
4.20%, 03/15/2022	873,000	944,815
7.00%, 06/15/2040	3,610,000	4,656,333
6.05%, 04/20/2067	121,000	93,170
Lloyds Bank Plc
1.75%, 03/16/2018	1,106,000	1,106,603
1.75%, 05/14/2018	3,200,000	3,209,354
2.00%, 08/17/2018	300,000	301,301
2.30%, 11/27/2018	1,075,000	1,086,642
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $186,415) (1)	172,000	192,176
2.40%, 03/17/2020	5,000,000	5,078,145
3.50%, 05/14/2025	7,735,000	8,175,995
Lloyds Banking Group Plc
3.10%, 07/06/2021	350,000	357,621
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,074,740
Macquarie Bank Ltd
1.60%, 10/27/2017 (Acquired 10/22/2014 through 03/18/2016, Cost $2,823,059) (1)	2,829,000	2,833,246
2.60%, 06/24/2019 (Acquired 06/16/2014 through 03/16/2016, Cost $1,093,579) (1)	1,093,000	1,112,487
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,627) (1)	1,600,000	1,620,632
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,568) (1)	400,000	411,705
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,337) (1)	500,000	533,350
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,986,408) (1)	6,000,000	6,137,328
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $502,287) (1)	475,000	525,159
6.25%, 01/14/2021 (Acquired 10/28/2013 through 09/19/2014, Cost $1,187,917) (1)	1,111,000	1,267,943
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	464,000	489,969
Manulife Financial Co.
4.90%, 09/17/2020	225,000	247,908
Markel Co.
7.13%, 09/30/2019	3,780,000	4,299,969
5.00%, 04/05/2046	1,265,000	1,380,364
Marsh & McLennan Cos, Inc.
2.30%, 04/01/2017	269,000	270,177
2.35%, 03/06/2020	3,769,000	3,835,425
4.80%, 07/15/2021	5,000,000	5,584,340
3.50%, 03/10/2025	580,000	612,977
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $675,137) (1)	550,000	671,146
8.88%, 06/01/2039 (Acquired 10/28/2013 through 04/26/2016, Cost $8,367,976) (1)	5,848,000	9,220,115
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,697) (1)	203,000	239,934
MassMutual Global Funding II
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $365,971) (1)	386,000	392,544
MBIA Insurance Co.
11.94%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (1)	86,000	34,400
MetLife, Inc.
6.82%, 08/15/2018	84,000	92,244
7.72%, 02/15/2019	118,000	135,013
4.37%, 09/15/2023	2,535,000	2,810,146
6.50%, 12/15/2032	56,000	72,118
4.88%, 11/13/2043	3,000,000	3,331,512
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 07/29/2015 through 09/29/2015, Cost $12,059,959) (1)	12,050,000	12,062,580
1.50%, 01/10/2018 (Acquired 10/28/2013 through 11/05/2014, Cost $1,388,083) (1)	1,392,000	1,395,785
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,408,805) (1)	1,373,000	1,425,774
2.30%, 04/10/2019 (Acquired 03/10/2016, Cost $226,057) (1)	225,000	229,342
1.95%, 09/15/2021 (Acquired 09/08/2016, Cost $8,036,750) (1)	8,050,000	8,048,809
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,510,489) (1)	1,480,000	1,607,470
3.00%, 01/10/2023 (Acquired 07/14/2015, Cost $399,770) (1)	407,000	419,926
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	339,461
2.53%, 09/13/2023	481,000	483,074
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $374,171) (1)	376,000	377,139
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,602) (1)	605,000	606,362
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,996,715) (1)	3,000,000	3,062,190
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,995,528) (1)	5,000,000	5,068,275
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,248,014) (1)	1,250,000	1,338,419
Morgan Stanley
5.95%, 12/28/2017	110,000	115,821
6.63%, 04/01/2018	994,000	1,065,019
7.30%, 05/13/2019	2,257,000	2,564,925
2.38%, 07/23/2019	450,000	457,791
5.63%, 09/23/2019	2,302,000	2,549,182
2.65%, 01/27/2020	750,000	766,437
2.80%, 06/16/2020	1,282,000	1,315,238
5.50%, 07/24/2020	360,000	403,451
5.75%, 01/25/2021	12,049,000	13,735,956
2.50%, 04/21/2021	2,000,000	2,019,528
5.50%, 07/28/2021	2,692,000	3,070,514
3.75%, 02/25/2023	600,000	637,537
4.10%, 05/22/2023	3,460,000	3,659,777
3.88%, 04/29/2024	1,350,000	1,444,549
3.70%, 10/23/2024	1,167,000	1,231,185
4.00%, 07/23/2025	1,981,000	2,131,520
5.00%, 11/24/2025	4,959,000	5,535,950
3.13%, 07/27/2026	3,119,000	3,150,106
4.35%, 09/08/2026	430,000	459,324
3.95%, 04/23/2027	6,690,000	6,962,644
6.38%, 07/24/2042	2,000,000	2,731,276
4.30%, 01/27/2045	459,000	492,598
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	364,175
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	260,608
National Australia Bank Ltd
1.27%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (1)	5,000,000	5,003,085
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,074,239) (1)	2,064,000	2,077,622
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,041,505
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	3,522,000	4,165,642
8.00%, 03/01/2032	791,000	1,188,885
Nationwide Building Society
2.45%, 07/27/2021 (Acquired 07/20/2016, Cost $252,565) (1)	253,000	256,092
4.00%, 09/14/2026 (Acquired 09/07/2016 through 09/16/2016, Cost $698,947) (1)	701,000	698,641
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,216,912) (1)	2,000,000	2,243,162
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $377,488) (1)	300,000	432,312
9.38%, 08/15/2039 (Acquired 10/28/2013 through 10/06/2015, Cost $9,536,398) (1)	6,433,000	10,161,477
Navient Co.
5.63%, 08/01/2033	54,000	42,930
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,144,631) (1)	8,150,000	8,283,538
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,984) (1)	1,912,000	1,951,668
Nippon Life Insurance Co.
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $2,265,000) (1)	2,265,000	2,497,389
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	6,096,908
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $588,269) (1)	584,000	589,266
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $256,469) (1)	258,000	258,701
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,826,124) (1)	4,835,000	4,868,231
1.63%, 09/30/2019 (Acquired 09/22/2016, Cost $548,736) (1)	550,000	548,541
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,141) (1)	450,000	460,489
4.25%, 09/21/2022 (Acquired 12/03/2015, Cost $654,952) (1)	640,000	691,492
Northern Trust Co.
3.95%, 10/30/2025	6,915,000	7,633,932
Old Republic International Corp.
3.88%, 08/26/2026	3,769,000	3,764,756
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $417,330) (1)	413,000	420,378
Pacific Life Insurance Co.
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $729,165) (1)	526,000	820,153
People's United Bank NA
4.00%, 07/15/2024	1,220,000	1,246,335
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,694,753
4.20%, 11/01/2025	322,000	361,171
PNC Financial Services Group, Inc./The
5.63%, 02/01/2017	127,000	128,827
6.70%, 06/10/2019	212,000	241,023
5.13%, 02/08/2020	588,000	653,248
4.38%, 08/11/2020	679,000	742,556
2.85%, 11/09/2022	575,000	589,354
3.90%, 04/29/2024	2,090,000	2,241,448
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,914,441) (1)	1,915,000	1,938,794
Principal Financial Group, Inc.
8.88%, 05/15/2019	810,000	954,317
3.13%, 05/15/2023	380,000	387,968
3.40%, 05/15/2025	7,000,000	7,189,882
Principal Life Global Funding II
3.00%, 04/18/2026 (Acquired 04/11/2016, Cost $1,994,888) (1)	2,000,000	2,033,968
Private Export Funding Co.
1.88%, 07/15/2018	975,000	990,991
4.38%, 03/15/2019	970,000	1,046,124
2.80%, 05/15/2022	1,200,000	1,275,284
3.55%, 01/15/2024	2,489,000	2,763,691
3.25%, 06/15/2025	2,730,000	2,998,190
Progressive Corp./The
2.45%, 01/15/2027	880,000	875,579
Prologis LP
4.25%, 08/15/2023	295,000	326,304
3.75%, 11/01/2025	177,000	190,539
Protective Life Co.
7.38%, 10/15/2019	854,000	984,686
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,996,308) (1)	5,000,000	5,142,340
2.00%, 09/14/2021 (Acquired 09/07/2016, Cost $1,100,000) (1)	1,100,000	1,098,223
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	663,153
6.63%, 06/21/2040	4,195,000	5,432,156
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013 through 08/06/2015, Cost $2,131,538) (1)	1,691,000	2,270,333
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,032,699
2.25%, 09/14/2018	1,400,000	1,411,158
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,866,615
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,998,010) (1)	4,000,000	4,034,544
2.50%, 01/15/2020 (Acquired 09/27/2016, Cost $405,983) (1)	400,000	405,404
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,986,675) (1)	6,000,000	6,073,278
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,473) (1)	528,000	543,546
Royal Bank of Canada
2.20%, 07/27/2018	155,000	157,176
1.20%, 09/19/2018	727,000	726,687
2.00%, 10/01/2018	1,231,000	1,244,912
1.50%, 07/29/2019	5,228,000	5,221,031
1.88%, 02/05/2020	1,100,000	1,111,672
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,346,751
Santander Holdings USA Inc.
2.70%, 05/24/2019	2,000,000	2,024,838
Santander Issuances SAU
5.18%, 11/19/2025	2,510,000	2,558,747
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	312,967
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,398,287
5.00%, 11/07/2023 (Acquired 01/21/2015, Cost $2,120,649) (1)	2,000,000	2,084,312
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (Acquired 08/30/2016, Cost $618,159) (1)	590,000	613,271
Simon Property Group LP
2.15%, 09/15/2017	946,000	952,299
4.38%, 03/01/2021	6,932,000	7,633,546
4.13%, 12/01/2021	442,000	486,989
3.75%, 02/01/2024	910,000	985,210
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $297,787) (1)	299,000	300,181
2.38%, 11/20/2018 (Acquired 11/13/2013 through 11/07/2014, Cost $5,198,886) (1)	5,200,000	5,278,619
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,463) (1)	1,225,000	1,245,911
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,996,568) (1)	3,000,000	3,067,092
Societe Generale SA
1.93%, 10/01/2018	1,000,000	1,006,997
SouthTrust Bank
7.69%, 05/15/2025	253,000	326,890
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $527,055) (1)	537,000	538,328
Springleaf Finance Co.
6.90%, 12/15/2017	100,000	105,125
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $676,419) (1)	683,000	689,725
Standard Chartered Plc
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,567) (1)	750,000	747,915
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,641,616) (1)	7,650,000	7,724,870
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $3,294,223) (1)	3,300,000	3,400,330
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $626,826) (1)	609,000	648,572
State Street Co.
3.10%, 05/15/2023	321,000	333,649
3.70%, 11/20/2023	1,385,000	1,517,708
3.55%, 08/18/2025	247,000	267,961
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,107,740
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,083,750
2.45%, 01/16/2020	2,725,000	2,776,821
3.95%, 07/19/2023	250,000	270,610
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	563,411
2.63%, 07/14/2026	644,000	636,120
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,733,503
SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	107,181
2.50%, 05/01/2019	8,810,000	9,004,401
2.90%, 03/03/2021	324,000	337,182
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,044,850
2.40%, 10/01/2020	2,000,000	2,039,436
Swedbank AB
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,994,064) (1)	6,000,000	6,113,442
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,625,224
2.60%, 01/15/2019	1,350,000	1,365,842
3.00%, 08/15/2019	4,775,000	4,888,292
3.75%, 08/15/2021	6,000,000	6,311,502
4.25%, 08/15/2024	2,000,000	2,100,894
3.70%, 08/04/2026	1,865,000	1,852,900
TD Ameritrade Holding Corp.
5.60%, 12/01/2019	355,000	395,509
2.95%, 04/01/2022	725,000	755,519
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,180,480) (1)	2,580,000	3,514,705
4.90%, 09/15/2044 (Acquired 09/07/2016, Cost $228,859) (1)	200,000	225,495
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (Acquired 03/10/2015, Cost $3,746,384) (1)	3,700,000	3,812,140
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $445,892) (1)	445,000	445,911
1.75%, 07/23/2018	556,000	559,396
2.25%, 11/05/2019	432,000	440,686
2.50%, 12/14/2020	500,000	514,186
3.63%, 09/15/2031	667,000	669,436
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	117,851
UBS AG/Stamford CT
1.38%, 06/01/2017	13,088,000	13,084,034
5.75%, 04/25/2018	322,000	342,903
1.69%, 06/01/2020	8,200,000	8,195,096
UBS Group Funding Jersey Ltd
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,273) (1)	1,250,000	1,280,607
2.65%, 02/01/2022 (Acquired 08/03/2016, Cost $359,789) (1)	360,000	359,284
4.13%, 09/24/2025 (Acquired 09/21/2015 through 09/07/2016, Cost $205,675) (1)	200,000	209,720
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,729) (1)	602,000	632,515
UDR, Inc.
4.63%, 01/10/2022	5,306,000	5,846,151
2.95%, 09/01/2026	276,000	274,135
Ventas Realty LP
3.75%, 05/01/2024	382,000	401,762
3.50%, 02/01/2025	251,000	259,098
4.13%, 01/15/2026	449,000	483,193
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,612,000
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	9,067,640
3.65%, 06/15/2026	200,000	199,226
Wachovia Co.
5.75%, 06/15/2017	315,000	324,283
5.75%, 02/01/2018	1,865,000	1,970,471
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $5,983,227) (1)	6,000,000	6,251,502
4.75%, 09/17/2044 (Acquired 06/23/2016 through 06/29/2016, Cost $3,096,718) (1)	2,904,000	3,146,499
Wells Fargo & Co.
5.63%, 12/11/2017	948,000	994,435
2.15%, 01/30/2020	1,583,000	1,594,173
2.60%, 07/22/2020	478,000	487,727
4.60%, 04/01/2021	1,377,000	1,518,531
2.10%, 07/26/2021	800,000	797,319
3.50%, 03/08/2022	1,929,000	2,046,839
3.30%, 09/09/2024	1,900,000	1,986,950
3.00%, 02/19/2025	4,075,000	4,140,542
3.55%, 09/29/2025	700,000	739,241
3.00%, 04/22/2026	5,000,000	5,050,260
4.30%, 07/22/2027	9,908,000	10,685,441
5.61%, 01/15/2044	317,000	379,568
4.65%, 11/04/2044	675,000	711,821
4.90%, 11/17/2045	2,451,000	2,705,281
Wells Fargo Bank NA
6.00%, 11/15/2017	1,568,000	1,646,207
Welltower, Inc.
3.75%, 03/15/2023	560,000	588,334
4.50%, 01/15/2024	461,000	503,626
4.00%, 06/01/2025	872,000	925,161
Westpac Banking Co.
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $677,457) (1)	676,000	677,630
1.60%, 01/12/2018	846,000	848,826
1.49%, 07/30/2018	3,060,000	3,074,786
4.88%, 11/19/2019	1,105,000	1,211,197
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,667) (1)	1,349,000	1,365,215
Westpac Banking Corp.
2.00%, 08/19/2021	10,451,000	10,445,440
Willis North America, Inc.
7.00%, 09/29/2019	537,000	602,105
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,654,301
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,426,800
5.25%, 12/15/2043	2,700,000	2,964,924
		1,404,458,814
Industrials - 1.31%
ABB Finance USA, Inc.
1.63%, 05/08/2017	173,000	173,368
2.88%, 05/08/2022	241,000	252,648
4.38%, 05/08/2042	107,000	122,563
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	502,698
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $359,405) (1)	376,000	387,903
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	991,183
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $262,288) (1)	243,000	270,846
3.80%, 10/07/2024 (Acquired 09/30/2014 through 08/28/2015, Cost $772,721) (1)	770,000	813,572
3.85%, 12/15/2025 (Acquired 12/03/2015, Cost $494,498) (1)	500,000	532,000
BAE Systems Plc
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,627) (1)	550,000	677,453
Boeing Co./The
4.88%, 02/15/2020	52,000	58,274
7.95%, 08/15/2024	124,000	172,511
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	387,758
5.75%, 03/15/2018	173,000	184,362
3.60%, 09/01/2020	146,000	157,157
3.45%, 09/15/2021	215,000	231,814
3.05%, 03/15/2022	440,000	464,593
3.00%, 03/15/2023	206,000	216,828
6.70%, 08/01/2028	62,000	84,635
7.29%, 06/01/2036	134,000	196,248
5.75%, 05/01/2040	373,000	485,630
5.40%, 06/01/2041	542,000	694,427
4.38%, 09/01/2042	462,000	519,497
5.15%, 09/01/2043	389,000	484,935
4.15%, 04/01/2045	1,825,000	2,015,253
3.90%, 08/01/2046	400,000	428,776
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,321,391
2.90%, 02/01/2025	644,000	659,442
7.13%, 10/15/2031	155,000	214,480
6.13%, 09/15/2115	428,000	529,908
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	62,000	70,231
1.70%, 08/09/2021	9,509,000	9,417,657
2.75%, 08/20/2021	420,000	439,054
1.93%, 10/01/2021 (Acquired 10/28/2013, Cost $428,527) (1)	445,000	444,331
2.85%, 06/01/2022	446,000	468,312
3.75%, 11/24/2023	2,825,000	3,114,791
3.25%, 12/01/2024	714,000	760,378
2.40%, 08/09/2026	700,000	695,362
Caterpillar, Inc.
1.50%, 06/26/2017	193,000	193,677
2.60%, 06/26/2022	220,000	227,929
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,615) (1)	354,000	379,959
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,243) (1)	230,000	257,934
CSX Corp.
7.90%, 05/01/2017	413,000	428,919
7.38%, 02/01/2019	72,000	81,492
4.25%, 06/01/2021	205,000	226,007
3.40%, 08/01/2024	600,000	643,503
5.50%, 04/15/2041	402,000	495,479
4.75%, 05/30/2042	175,000	201,061
3.95%, 05/01/2050	246,000	246,316
Deere & Co.
2.60%, 06/08/2022	619,000	642,465
3.90%, 06/09/2042	275,000	298,800
Eaton Co.
1.50%, 11/02/2017	163,000	163,419
5.60%, 05/15/2018	273,000	290,977
7.63%, 04/01/2024	206,000	259,054
4.00%, 11/02/2032	143,000	153,444
5.80%, 03/15/2037	500,000	607,011
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	1,108,716	1,169,696
6.72%, 01/15/2022	192,131	215,474
FedEx Co.
3.90%, 02/01/2035	414,000	426,866
4.10%, 04/15/2043	86,000	89,228
General Electric Capital Corp.
0.99%, 02/15/2017	361,000	361,266
5.40%, 02/15/2017	155,000	157,525
2.30%, 04/27/2017	790,000	795,437
1.60%, 11/20/2017	328,000	330,173
6.00%, 08/07/2019	157,000	177,387
2.10%, 12/11/2019	152,000	155,699
5.50%, 01/08/2020	581,000	656,509
5.55%, 05/04/2020	191,000	217,119
4.38%, 09/16/2020	426,000	471,121
5.30%, 02/11/2021	184,000	210,844
4.65%, 10/17/2021	514,000	585,652
3.15%, 09/07/2022	554,000	589,007
3.10%, 01/09/2023	516,000	548,425
6.75%, 03/15/2032	274,000	385,696
5.88%, 01/14/2038	196,000	263,312
6.88%, 01/10/2039	2,782,000	4,185,956
General Electric Co.
2.70%, 10/09/2022	350,000	364,073
3.38%, 03/11/2024	655,000	710,447
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,927,709
4.85%, 04/27/2035	200,000	220,111
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $159,956) (1)	148,000	165,358
Honeywell International, Inc.
5.30%, 03/01/2018	155,000	164,054
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	170,282
3.90%, 09/01/2042	1,754,000	1,941,696
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	94,967
Ingersoll-Rand Global Holding Co. Ltd
4.25%, 06/15/2023	329,000	363,665
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	366,879
John Deere Capital Co.
1.60%, 07/13/2018	315,000	316,806
1.70%, 01/15/2020	123,000	123,344
2.05%, 03/10/2020	300,000	305,323
2.45%, 09/11/2020	335,000	345,123
3.15%, 10/15/2021	257,000	272,962
2.80%, 01/27/2023	373,000	388,432
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	182,563
3.75%, 03/15/2022	864,000	934,820
7.20%, 06/01/2026	57,000	71,292
Lockheed Martin Corp.
4.25%, 11/15/2019	103,000	111,854
3.10%, 01/15/2023	346,000	365,101
6.15%, 09/01/2036	400,000	539,318
4.85%, 09/15/2041	181,000	214,050
4.07%, 12/15/2042	462,000	496,162
4.70%, 05/15/2046	3,604,000	4,293,186
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,817,389
6.25%, 05/01/2037	107,000	120,574
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,785,163
9.75%, 06/15/2020	17,000	21,280
8.20%, 01/15/2030	537,000	732,736
Norfolk Southern Co.
7.70%, 05/15/2017	14,000	14,562
3.25%, 12/01/2021	570,000	605,449
2.90%, 02/15/2023	294,000	304,609
5.59%, 05/17/2025	6,000	7,226
7.80%, 05/15/2027	1,705,000	2,418,130
3.95%, 10/01/2042	332,000	344,495
4.80%, 08/15/2043	3,400,000	3,950,603
6.00%, 03/15/2105	351,000	426,664
6.00%, 05/23/2111	1,083,000	1,331,530
Northrop Grumman Co.
3.85%, 04/15/2045	195,000	202,869
Northrop Grumman Systems Co.
7.75%, 02/15/2031	206,000	307,504
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (1)	1,375,000	495,000
Pactiv LLC
7.95%, 12/15/2025	34,000	37,060
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	85,439
3.30%, 11/21/2024	149,000	159,456
4.45%, 11/21/2044	333,000	394,684
Penske Truck Leasing Co Lp / PTL Finance Corp.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,089) (1)	431,000	439,326
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,969) (1)	184,000	186,682
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,988,026) (1)	2,011,000	2,091,446
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $229,714) (1)	220,000	232,158
Pentair Finance SA
2.90%, 09/15/2018	915,000	927,778
3.63%, 09/15/2020	6,650,000	6,887,824
Precision Castparts Co.
3.25%, 06/15/2025	880,000	944,381
4.20%, 06/15/2035	75,000	85,073
4.38%, 06/15/2045	415,000	490,538
Raytheon Co.
3.15%, 12/15/2024	378,000	406,756
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,223,443
3.55%, 06/01/2022	496,000	533,014
2.90%, 07/01/2026	245,000	248,555
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	216,233
Ryder System, Inc.
2.50%, 03/01/2017	165,000	165,653
2.50%, 03/01/2018	165,000	167,127
2.50%, 05/11/2020	1,020,000	1,033,252
2.88%, 09/01/2020	345,000	353,305
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $139,283) (1)	139,000	139,236
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (1)	553,000	579,051
2.35%, 10/15/2026 (Acquired 09/06/2016, Cost $698,000) (1)	700,000	691,800
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,278) (1)	513,000	593,834
3.30%, 09/15/2046 (Acquired 09/06/2016, Cost $398,565) (1)	400,000	390,929
Timken Co./The
3.88%, 09/01/2024	1,000,000	1,008,314
TTX Co.
2.25%, 02/01/2019 (Acquired 01/12/2016, Cost $2,008,993) (1)	2,011,000	2,036,996
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,900) (1)	2,000,000	2,085,956
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,767) (1)	4,000,000	3,987,544
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	790,108
2.38%, 12/17/2018	7,025,000	7,148,753
Tyco International Finance SA
5.13%, 09/14/2045	205,000	243,051
Union Pacific Co.
4.16%, 07/15/2022	453,000	509,000
2.95%, 01/15/2023	149,000	156,559
3.65%, 02/15/2024	142,000	155,183
3.25%, 01/15/2025	200,000	215,172
3.38%, 02/01/2035	1,500,000	1,533,279
4.30%, 06/15/2042	165,000	185,188
4.82%, 02/01/2044	106,000	128,223
4.15%, 01/15/2045	300,000	331,698
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	21,287	22,990
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	675,964	669,000
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	299,331
8.38%, 04/01/2030	83,000	123,297
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	193,192
United Technologies Co.
1.78%, 05/04/2018	14,316,000	14,393,564
3.10%, 06/01/2022	524,000	562,288
4.50%, 06/01/2042	693,000	804,622
4.15%, 05/15/2045	785,000	871,232
Vulcan Materials Co.
7.00%, 06/15/2018	215,000	231,662
7.15%, 11/30/2037	54,000	65,880
Wabtec Co./DE
4.38%, 08/15/2023	322,000	352,062
Waste Management, Inc.
4.75%, 06/30/2020	195,000	216,732
2.40%, 05/15/2023	318,000	321,873
3.13%, 03/01/2025	424,000	445,082
3.90%, 03/01/2035	156,000	166,668
		141,725,999
Real Estate - 0.09%
American Tower Corp.
3.50%, 01/31/2023	341,000	355,794
3.38%, 10/15/2026	506,000	513,194
HCP, Inc.
3.88%, 08/15/2024	1,507,000	1,543,358
Realty Income Co.
3.25%, 10/15/2022	1,490,000	1,540,487
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,731,405
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	677,985
		9,362,223
Technology - 1.38%
Apple, Inc.
1.01%, 05/03/2018	790,000	791,845
2.15%, 02/09/2022	1,200,000	1,219,903
2.40%, 05/03/2023	2,081,000	2,119,451
3.45%, 05/06/2024	795,000	860,818
3.20%, 05/13/2025	1,010,000	1,077,126
2.45%, 08/04/2026	1,111,000	1,114,673
4.50%, 02/23/2036	723,000	828,137
3.45%, 02/09/2045	500,000	479,042
3.85%, 08/04/2046	4,483,000	4,565,604
Dell, Inc.
7.10%, 04/15/2028	196,000	206,878
Diamond 1 Finance Co. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (Acquired 05/17/2016, Cost $7,483,328) (1)	7,485,000	7,697,050
4.42%, 06/15/2021 (Acquired 05/17/2016, Cost $2,894,243) (1)	2,895,000	3,025,828
5.45%, 06/15/2023 (Acquired 05/17/2016, Cost $842,666) (1)	843,000	902,876
6.02%, 06/15/2026 (Acquired 05/17/2016 through 08/03/2016, Cost $1,751,106) (1)	1,661,000	1,821,989
8.10%, 07/15/2036 (Acquired 09/28/2016, Cost $1,149,416) (1)	976,000	1,149,176
8.35%, 07/15/2046 (Acquired 09/28/2016, Cost $1,029,248) (1)	861,000	1,031,390
Fidelity National Information Services, Inc.
1.45%, 06/05/2017	665,000	665,216
3.63%, 10/15/2020	4,000,000	4,242,940
3.50%, 04/15/2023	2,430,000	2,550,548
3.88%, 06/05/2024	2,150,000	2,297,935
3.00%, 08/15/2026	1,300,000	1,286,493
Fiserv, Inc.
4.63%, 10/01/2020	215,000	235,880
4.75%, 06/15/2021	5,231,000	5,863,862
3.85%, 06/01/2025	5,000,000	5,408,950
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	316,048
4.65%, 12/09/2021	326,000	357,361
4.40%, 10/15/2022 (Acquired 09/30/2015, Cost $7,487,012) (1)	7,500,000	7,999,545
6.00%, 09/15/2041	731,000	750,253
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (Acquired 03/21/2016, Cost $10,330,533) (1)	10,300,000	10,382,297
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	306,055
Intel Co.
3.30%, 10/01/2021	259,000	279,036
3.10%, 07/29/2022	245,000	261,705
3.70%, 07/29/2025	456,000	506,186
4.00%, 12/15/2032	1,195,000	1,312,489
International Business Machines Co.
7.63%, 10/15/2018	872,000	981,021
2.25%, 02/19/2021	1,670,000	1,718,625
6.22%, 08/01/2027	68,000	90,057
6.50%, 01/15/2028	120,000	162,895
4.00%, 06/20/2042	79,000	83,096
Intuit, Inc.
5.75%, 03/15/2017	8,059,000	8,222,839
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,263,890
Microsoft Corp.
1.10%, 08/08/2019	5,682,000	5,663,454
2.13%, 11/15/2022	350,000	354,373
2.38%, 05/01/2023	1,055,000	1,080,611
3.63%, 12/15/2023	445,000	488,826
2.40%, 08/08/2026	600,000	600,386
3.50%, 02/12/2035	318,000	326,225
4.20%, 11/03/2035	231,000	258,754
4.50%, 10/01/2040	125,000	143,560
3.70%, 08/08/2046	2,218,000	2,246,705
4.00%, 02/12/2055	333,000	341,784
4.75%, 11/03/2055	408,000	472,656
3.95%, 08/08/2056	264,000	267,395
National Semiconductor Co.
6.60%, 06/15/2017	855,000	889,179
Oracle Corp.
5.75%, 04/15/2018	351,000	375,487
5.00%, 07/08/2019	547,000	600,398
2.80%, 07/08/2021	766,000	800,211
1.90%, 09/15/2021	14,833,000	14,871,759
3.63%, 07/15/2023	149,000	161,855
2.40%, 09/15/2023	608,000	613,081
3.40%, 07/08/2024	2,000,000	2,137,346
2.95%, 05/15/2025	2,000,000	2,067,052
4.30%, 07/08/2034	4,464,000	4,850,520
3.90%, 05/15/2035	150,000	155,387
3.85%, 07/15/2036	5,619,000	5,846,822
6.50%, 04/15/2038	201,000	278,719
6.13%, 07/08/2039	265,000	355,999
4.38%, 05/15/2055	400,000	426,157
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	184,219
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	439,270
TSMC Global Ltd
1.63%, 04/03/2018 (Acquired 02/04/2016, Cost $4,942,065) (1)	5,000,000	5,007,585
Xerox Co.
6.75%, 02/01/2017	2,170,000	2,204,169
2.95%, 03/15/2017	202,000	203,194
2.75%, 03/15/2019	3,200,000	3,212,045
5.63%, 12/15/2019	392,000	424,731
2.75%, 09/01/2020	1,930,000	1,910,887
4.50%, 05/15/2021	183,000	193,217
		149,891,026
Utilities - 2.31%
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,101,168
6.13%, 05/15/2038	219,000	294,983
6.00%, 03/01/2039	89,000	117,706
4.15%, 08/15/2044	205,000	224,810
3.75%, 03/01/2045	415,000	431,894
American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	246,459
American Water Capital Co.
3.85%, 03/01/2024	500,000	551,591
3.40%, 03/01/2025	592,000	638,792
6.59%, 10/15/2037	386,000	557,531
Appalachian Power Co.
6.70%, 08/15/2037	430,000	571,181
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	106,315
2.20%, 01/15/2020	167,000	170,913
3.35%, 06/15/2024	676,000	729,115
5.05%, 09/01/2041	349,000	432,213
4.50%, 04/01/2042	221,000	254,941
3.75%, 05/15/2046	2,290,000	2,406,536
Atmos Energy Co.
8.50%, 03/15/2019	71,000	82,623
4.15%, 01/15/2043	830,000	898,470
4.13%, 10/15/2044	450,000	491,033
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	530,908
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	375,000	375,584
Beaver Valley II Funding Co.
9.00%, 06/01/2017	3,000	3,156
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	178,966
2.40%, 02/01/2020	409,000	418,964
3.50%, 02/01/2025	625,000	670,987
4.50%, 02/01/2045	375,000	420,041
Boston Gas Co.
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,641) (1)	253,000	280,808
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (1)	2,000,000	2,264,312
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	170,631
CenterPoint Energy, Inc.
6.50%, 05/01/2018	390,000	416,505
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,979,858) (1)	5,000,000	5,290,645
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	378,584
CMS Energy Co.
3.88%, 03/01/2024	300,000	327,510
3.00%, 05/15/2026	110,000	111,911
Consumers Energy Co.
5.65%, 04/15/2020	144,000	163,424
4.35%, 08/31/2064	191,000	215,997
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $565,241) (1)	551,000	579,927
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,065) (1)	1,822,000	1,913,100
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	374,716
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	101,653
Consolidated Edison Co. of New York, Inc.
5.70%, 12/01/2036	1,943,000	2,486,080
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	417,754
3.85%, 06/15/2046	2,940,000	3,087,132
Consumers Energy Co.
2.85%, 05/15/2022	155,000	162,654
Consumers Energy Co.
3.25%, 08/15/2046	190,000	187,494
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	182,237
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,293,877
2.80%, 11/15/2020	264,000	273,161
4.60%, 12/15/2044	726,000	783,779
Dominion Resources, Inc./VA
2.96%, 07/01/2019	4,789,000	4,915,114
2.85%, 08/15/2026	304,000	302,571
5.25%, 08/01/2033	583,000	660,943
7.00%, 06/15/2038	124,000	170,199
4.90%, 08/01/2041	212,000	237,490
DTE Electric Co.
2.65%, 06/15/2022	194,000	200,305
3.70%, 03/15/2045	463,000	490,760
DTE Energy Co.
2.40%, 12/01/2019	278,000	283,514
3.85%, 12/01/2023	292,000	319,144
3.50%, 06/01/2024	692,000	737,509
3.30%, 06/15/2022	139,000	147,107
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	152,786
4.30%, 06/15/2020	205,000	225,425
6.00%, 12/01/2028	235,000	307,514
6.00%, 01/15/2038	161,000	217,817
4.25%, 12/15/2041	141,000	157,022
Duke Energy Corp.
2.15%, 11/15/2016	439,000	439,375
6.25%, 06/15/2018	1,781,000	1,920,164
3.55%, 09/15/2021	306,000	327,337
3.75%, 09/01/2046	8,100,000	7,876,618
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	124,535
6.40%, 06/15/2038	72,000	102,086
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	623,342
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	428,733
6.35%, 08/15/2038	320,000	448,417
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	224,858
3.00%, 09/15/2021	372,000	393,587
2.80%, 05/15/2022	335,000	351,916
3.25%, 08/15/2025	158,000	169,572
4.10%, 05/15/2042	217,000	236,434
4.10%, 03/15/2043	181,000	197,052
4.38%, 03/30/2044	132,000	149,931
4.15%, 12/01/2044	129,000	141,549
4.20%, 08/15/2045	325,000	361,746
3.70%, 10/15/2046	506,000	522,917
Edison International
2.95%, 03/15/2023	400,000	413,200
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,996,742) (1)	5,000,000	4,997,050
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,534,307) (1)	3,558,000	3,608,339
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,898,175) (1)	5,000,000	5,473,400
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,521) (1)	1,035,000	1,120,796
Emera US Finance LP
3.55%, 06/15/2026 (Acquired 06/09/2016, Cost $2,229,004) (1)	2,235,000	2,317,796
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $921,790) (1)	888,000	974,177
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,779) (1)	204,000	269,989
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,703) (1)	103,000	124,817
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	333,053
Entergy Corp.
2.95%, 09/01/2026	310,000	310,130
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	644,278
3.05%, 06/01/2031	440,000	452,168
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	508,487
Exelon Co.
1.55%, 06/09/2017	8,499,000	8,505,340
3.40%, 04/15/2026	222,000	230,499
4.95%, 06/15/2035	1,500,000	1,703,738
5.63%, 06/15/2035	1,030,000	1,233,039
4.45%, 04/15/2046	2,417,000	2,603,097
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,587,906
2.95%, 01/15/2020	300,000	309,180
4.00%, 10/01/2020	266,000	284,110
4.25%, 06/15/2022	353,000	378,872
5.75%, 10/01/2041	192,000	203,080
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014 through 06/06/2016, Cost $3,480,330) (1)	3,422,000	3,832,178
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	73,879
5.95%, 02/01/2038	103,000	141,756
Georgia Power Co.
3.25%, 04/01/2026	147,000	156,320
5.95%, 02/01/2039	41,000	53,397
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	170,763
Hydro-Quebec
9.40%, 02/01/2021	186,000	241,064
8.40%, 01/15/2022	826,000	1,077,198
8.05%, 07/07/2024	638,000	878,491
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	125,553
3.20%, 03/15/2023	991,000	1,036,863
ITC Holdings Co.
5.30%, 07/01/2043	2,553,000	3,033,168
Jersey Central Power & Light Co.
7.35%, 02/01/2019	31,000	34,565
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $4,034,392) (1)	3,977,000	4,237,541
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	456,765	530,154
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	381,797
5.30%, 10/01/2041	1,032,000	1,202,787
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $538,000) (1)	538,000	544,910
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	298,341
Korea Gas Corp.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $288,164) (1)	279,000	305,455
1.88%, 07/18/2021 (Acquired 07/11/2016, Cost $586,791) (1)	588,000	590,834
Korea Hydro & Nuclear Power Co. Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,018,795) (1)	4,000,000	4,107,344
Massachusetts Electric Co.
4.00%, 08/15/2046 (Acquired 08/02/2016, Cost $624,000) (1)	624,000	650,655
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $610,834) (1)	591,000	653,638
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	76,231
3.50%, 10/15/2024	317,000	345,875
Nevada Power Co.
6.50%, 08/01/2018	232,000	253,319
7.13%, 03/15/2019	188,000	214,211
5.38%, 09/15/2040	38,000	47,232
5.45%, 05/15/2041	386,000	490,480
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,768,269
6.00%, 03/01/2019	124,000	136,312
2.40%, 09/15/2019	487,000	496,485
2.70%, 09/15/2019	3,473,000	3,556,918
7.30%, 09/01/2067	295,000	292,885
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $178,628) (1)	168,000	182,918
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (1)	258,000	277,157
NiSource Finance Co.
3.85%, 02/15/2023	283,000	303,023
5.80%, 02/01/2042	774,000	968,032
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	639,671
4.13%, 05/15/2044	1,480,000	1,676,673
Ohio Power Co.
6.05%, 05/01/2018	160,000	170,718
5.38%, 10/01/2021	65,000	74,388
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	698,201
7.00%, 09/01/2022	124,000	157,123
4.55%, 12/01/2041	1,430,000	1,673,121
Pacific Gas & Electric Co.
5.63%, 11/30/2017	204,000	214,218
8.25%, 10/15/2018	4,484,000	5,084,533
3.25%, 09/15/2021	146,000	155,015
2.45%, 08/15/2022	581,000	596,575
3.25%, 06/15/2023	206,000	219,250
3.40%, 08/15/2024	11,150,000	11,965,533
3.50%, 06/15/2025	547,000	593,238
2.95%, 03/01/2026	194,000	202,188
6.05%, 03/01/2034	146,000	194,840
4.50%, 12/15/2041	749,000	853,587
4.45%, 04/15/2042	194,000	220,459
PacifiCo.
5.65%, 07/15/2018	294,000	316,687
5.50%, 01/15/2019	26,000	28,353
PacifiCorp
2.95%, 02/01/2022	103,000	108,596
PECO Energy Co.
5.35%, 03/01/2018	93,000	98,315
2.38%, 09/15/2022	578,000	586,586
4.15%, 10/01/2044	353,000	390,633
Pennsylvania Electric Co.
6.05%, 09/01/2017	93,000	96,604
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	193,333
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	182,638
4.13%, 06/15/2044	208,000	229,013
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	425,942
3.15%, 04/01/2022	389,000	407,487
7.75%, 03/01/2031	4,228,000	5,969,344
PSEG Power LLC
5.13%, 04/15/2020	430,000	470,724
3.00%, 06/15/2021	2,310,000	2,377,009
4.15%, 09/15/2021	332,000	355,041
8.63%, 04/15/2031	130,000	170,234
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	30,252
3.20%, 11/15/2020	120,000	126,695
2.25%, 09/15/2022	210,000	213,198
3.55%, 06/15/2046	353,000	363,231
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	108,091
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	156,894
4.40%, 02/01/2021	203,000	221,973
6.63%, 11/15/2037	649,000	862,362
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	86,166
3.15%, 08/15/2024	1,000,000	1,059,987
5.38%, 11/01/2039	117,000	150,434
RGS I&M Funding Co.
9.82%, 06/07/2022	86,633	87,947
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	277,383
3.95%, 11/15/2041	310,000	338,829
Sempra Energy
6.15%, 06/15/2018	237,000	254,770
9.80%, 02/15/2019	10,035,000	11,879,222
2.88%, 10/01/2022	361,000	373,230
4.05%, 12/01/2023	10,325,000	11,319,277
3.55%, 06/15/2024	709,000	749,355
6.00%, 10/15/2039	155,000	198,583
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	161,000	170,276
Southern California Edison Co.
5.50%, 08/15/2018	144,000	155,378
3.88%, 06/01/2021	102,000	111,674
1.85%, 02/01/2022	264,000	264,811
3.50%, 10/01/2023	328,000	357,683
5.95%, 02/01/2038	67,000	91,006
6.05%, 03/15/2039	253,000	349,719
3.90%, 12/01/2041	392,000	421,528
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	230,828
3.95%, 10/01/2046	282,000	285,812
3.50%, 09/15/2021	530,000	559,366
3.25%, 06/15/2026	225,000	232,640
5.88%, 03/15/2041	1,210,000	1,510,749
4.40%, 06/01/2043	160,000	172,733
Southern Co./The
2.15%, 09/01/2019	555,000	561,788
2.35%, 07/01/2021	3,694,000	3,764,825
4.40%, 07/01/2046	2,194,000	2,373,491
Southern Power Co.
4.15%, 12/01/2025	218,000	234,893
5.15%, 09/15/2041	746,000	809,988
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	513,668
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	352,454
Southwestern Public Service Co.
8.75%, 12/01/2018	351,000	404,515
4.50%, 08/15/2041	350,000	407,664
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $239,654) (1)	241,000	241,509
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014 through 05/22/2014, Cost $4,230,578) (1)	4,240,000	4,360,081
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013 through 02/27/2014, Cost $713,000) (1)	715,000	784,441
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	848,794
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	395,490
Union Electric Co.
3.65%, 04/15/2045	1,370,000	1,435,456
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	593,861
2.95%, 01/15/2022	80,000	83,869
3.45%, 02/15/2024	191,000	206,895
4.45%, 02/15/2044	126,000	144,569
Virginia Electric & Power Co.
4.65%, 08/15/2043	3,500,000	4,113,683
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,066,086
3.55%, 06/15/2025	865,000	929,143
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,628,309
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	28,555
3.10%, 06/01/2025	285,000	300,671
Xcel Energy, Inc.
1.20%, 06/01/2017	8,332,000	8,315,778
4.70%, 05/15/2020	62,000	67,687
2.40%, 03/15/2021	250,000	256,533
6.50%, 07/01/2036	351,000	478,005
4.80%, 09/15/2041	95,000	111,020
		249,672,372
Total Corporate Bonds (Cost $3,304,816,774)		$3,449,458,162

Government Related - 19.23%
African Development Bank
8.80%, 09/01/2019	$2,720,000	$3,284,223
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,029,239
Atlanta Independent School System
5.56%, 03/01/2026	535,000	638,485
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,524,104
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,381) (1)	2,940,000	3,000,035
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	978,783
California School Finance Authority
5.04%, 07/01/2020	270,000	296,198
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,062,676
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,264,444
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,083,000
4.00%, 02/26/2024	437,000	464,312
4.50%, 01/28/2026	6,362,000	7,014,105
5.63%, 02/26/2044	200,000	232,000
5.00%, 06/15/2045	842,000	912,728
Corp. Andina de Fomento
2.13%, 09/27/2021	2,890,000	2,893,584
2.00%, 05/10/2019	3,215,000	3,243,443
4.38%, 06/15/2022	2,735,000	3,033,799
County of Contra Costa CA
5.14%, 06/01/2017	640,000	652,576
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	105,978
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,857,203
4.81%, 10/01/2114	875,000	1,009,811
Eaton Community City School District
5.39%, 08/25/2027	275,000	293,059
Elgin Local School District
5.50%, 08/31/2027	535,000	567,432
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	201,460
2.25%, 01/21/2020	1,800,000	1,833,685
4.38%, 09/15/2021	250,000	280,326
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	656,051
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	374,440
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,391,436
5.50%, 07/15/2036	1,135,000	1,650,406
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	6,824,000	7,185,931
6.25%, 07/15/2032	2,570,000	3,874,843
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,723,395
2.63%, 09/06/2024	3,695,000	3,952,276
6.25%, 05/15/2029	1,285,000	1,856,297
7.13%, 01/15/2030	1,500,000	2,346,522
Financing Co.
0.00%, 11/30/2017 PO	404,000	400,057
0.00%, 04/06/2018 PO	194,000	191,197
0.00%, 05/11/2018 PO	6,860,000	6,765,277
0.00%, 03/07/2019 PO	205,000	199,783
0.00%, 09/26/2019 PO	3,174,000	3,075,168
Finnvera OYJ
2.38%, 06/04/2025 (Acquired 09/01/2016, Cost $617,375) (1)	600,000	614,706
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,330,869
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	3,495,000	3,782,799
Hungary Government International Bond
6.38%, 03/29/2021	6,114,000	7,084,597
7.63%, 03/29/2041	5,410,000	8,486,126
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,594,590
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,479,572) (1)	1,300,000	1,533,047
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,318,109) (1)	1,325,000	1,413,525
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	855,000	864,225
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	330,191
0.00%, 08/15/2022	7,201,000	6,465,015
0.00%, 09/15/2023	1,837,000	1,605,053
5.50%, 09/18/2023	8,856,000	11,063,128
0.00%, 11/01/2023 IO	413,000	360,272
0.00%, 02/15/2024	2,000,000	1,731,510
0.00%, 02/15/2024	2,000,000	1,731,510
5.50%, 04/26/2024	4,424,000	5,581,920
0.00%, 05/15/2024	3,640,000	3,129,759
0.00%, 08/15/2024	1,500,000	1,280,718
0.00%, 11/01/2024	1,000,000	849,519
0.00%, 11/01/2024 PO	2,849,000	2,420,280
0.00%, 11/15/2024	2,299,000	1,951,511
0.00%, 08/15/2025	2,500,000	2,052,250
0.00%, 11/15/2026	258,000	202,692
5.50%, 09/18/2033	619,000	871,848
Japan Bank for International Cooperation/Japan
1.50%, 07/21/2021	1,600,000	1,588,806
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (Acquired 04/06/2016, Cost $1,596,793) (1)	1,600,000	1,615,882
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,128,731) (1)	995,000	1,181,702
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,767,208
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,898,518
3.63%, 03/15/2022	2,000,000	2,106,000
4.00%, 10/02/2023	842,000	900,519
3.60%, 01/30/2025	868,000	900,550
4.13%, 01/21/2026	1,429,000	1,538,319
4.75%, 03/08/2044	450,000	468,000
5.55%, 01/21/2045	1,494,000	1,733,040
4.35%, 01/15/2047	1,911,000	1,882,335
5.75%, 10/12/2110	588,000	621,810
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	105,000	108,916
3.75%, 07/01/2034	225,000	231,068
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	4,705,000	5,253,321
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,935,197
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	352,773
North American Development Bank
4.38%, 02/11/2020	1,800,000	1,963,566
2.40%, 10/26/2022	2,595,000	2,634,392
North Carolina Housing Finance Agency
3.00%, 01/01/2033	5,215,000	5,284,672
Ohio State University/The
4.05%, 12/01/2056	406,000	449,085
4.80%, 06/01/2111	1,102,000	1,230,735
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,237,650
4.00%, 09/22/2024	3,133,000	3,426,719
3.75%, 03/16/2025	1,234,000	1,331,177
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	251,750
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,125,000
4.00%, 01/22/2024	1,040,000	1,149,200
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,654,002
5.65%, 11/01/2040	435,000	573,386
4.46%, 10/01/2062	2,065,000	2,376,299
Province of Alberta Canada
2.05%, 08/17/2026 (Acquired 08/10/2016, Cost $2,589,612) (1)	2,600,000	2,561,559
Province of Quebec Canada
7.37%, 03/06/2026	58,000	81,525
Qatar Government International Bond
2.38%, 06/02/2021 (Acquired 05/25/2016, Cost $5,125,758) (1)	5,178,000	5,217,115
4.63%, 06/02/2046 (Acquired 05/25/2016, Cost $1,259,273) (1)	1,290,000	1,409,325
Republic of South Africa
0.00%, 10/12/2046	629,000	632,931
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	2,107,000	2,037,583
0.00%, 07/15/2020 PO	34,023,000	32,479,615
0.00%, 10/15/2020 PO	9,066,000	8,598,593
0.00%, 01/15/2021 PO	5,036,000	4,749,779
0.00%, 01/15/2030	3,380,000	2,442,858
0.00%, 04/15/2030	1,085,000	779,291
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,263,280
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,810) (1)	440,000	503,012
6.13%, 01/22/2044	1,000,000	1,350,000
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	879,780
South Africa Government International Bond
5.88%, 09/16/2025	403,000	456,397
5.38%, 07/24/2044	1,077,000	1,170,161
State of California
7.50%, 04/01/2034	5,540,000	8,394,374
7.30%, 10/01/2039	3,585,000	5,444,826
7.35%, 11/01/2039	1,131,000	1,729,876
State of Illinois
5.10%, 06/01/2033	560,000	539,840
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,676,882
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,266,462
Tennessee Valley Authority
7.13%, 05/01/2030	5,425,000	8,365,106
5.88%, 04/01/2036	882,000	1,282,124
5.50%, 06/15/2038	57,000	80,512
5.25%, 09/15/2039	949,000	1,314,752
3.50%, 12/15/2042	2,850,000	3,119,493
4.63%, 09/15/2060	303,000	385,263
4.25%, 09/15/2065	5,801,000	6,924,630
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,197,394
0.00%, 07/15/2028 IO	2,000,000	1,418,486
0.00%, 03/15/2032	1,514,000	967,806
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	422,293
0.00%, 11/01/2025 PO	1,847,000	1,503,240
0.00%, 06/15/2035 PO	258,000	143,897
Three Rivers Local School District
5.21%, 09/15/2027	285,000	304,950
Tokyo Metropolitan Government
2.00%, 05/17/2021 (Acquired 05/10/2016, Cost $2,392,509) (1)	2,400,000	2,419,154
Tunisia Government AID Bonds
1.42%, 08/05/2021	1,800,000	1,808,381
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,326,415
5.75%, 03/22/2024	494,000	531,979
Ukraine Government AID Bonds
1.47%, 09/29/2021	3,000,000	3,018,147
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2018 (2)	936,936	947,235
1.38%, 01/15/2020 (2)	330,513	351,050
0.13%, 04/15/2021 (2)	16,575,752	16,926,362
0.13%, 01/15/2022 (2)	2,362,497	2,412,171
1.75%, 01/15/2028 (2)	689,214	808,113
3.63%, 04/15/2028 (2)	1,551,838	2,146,397
2.50%, 01/15/2029 (2)	462,911	588,762
U.S. Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,407,742
2.75%, 11/30/2016	258,000	259,046
3.25%, 12/31/2016	20,315,000	20,461,207
3.13%, 01/31/2017	206,000	207,881
4.63%, 02/15/2017	980,000	995,305
3.25%, 03/31/2017	6,295,000	6,381,481
2.75%, 05/31/2017	5,000,000	5,070,705
0.88%, 10/15/2017	7,960,000	7,975,546
4.25%, 11/15/2017	3,353,000	3,485,014
2.25%, 11/30/2017	206,000	209,669
2.75%, 12/31/2017	1,459,000	1,495,589
0.88%, 01/31/2018	245,000	245,507
2.63%, 01/31/2018	2,683,000	2,749,656
3.50%, 02/15/2018	6,993,000	7,255,783
0.88%, 05/31/2018	11,997,000	12,021,366
0.63%, 06/30/2018	1,745,000	1,741,114
1.00%, 08/15/2018	2,040,000	2,048,607
0.75%, 08/31/2018	22,759,000	22,753,674
1.50%, 08/31/2018	5,061,000	5,129,010
1.25%, 10/31/2018	1,930,000	1,947,414
1.25%, 12/15/2018	246,000	248,297
1.38%, 12/31/2018	722,000	730,771
0.75%, 02/15/2019	5,000,000	4,990,235
3.13%, 05/15/2019	10,774,000	11,405,712
1.50%, 05/31/2019	1,360,000	1,382,632
0.88%, 09/15/2019	5,229,000	5,228,388
1.00%, 11/30/2019	2,392,000	2,396,485
8.50%, 02/15/2020	4,750,000	5,938,241
3.50%, 05/15/2020	1,300,000	1,413,953
8.75%, 05/15/2020	2,000,000	2,549,296
1.63%, 06/30/2020	42,401,000	43,326,868
1.63%, 07/31/2020	13,869,000	14,170,762
2.63%, 08/15/2020	3,709,000	3,928,354
8.75%, 08/15/2020	6,304,000	8,151,860
1.38%, 08/31/2020	1,725,000	1,746,092
2.13%, 08/31/2020	2,032,000	2,114,075
1.38%, 09/30/2020	12,395,000	12,542,674
2.63%, 11/15/2020	4,596,000	4,878,939
1.63%, 11/30/2020	3,776,000	3,857,864
2.00%, 11/30/2020	1,000,000	1,036,602
1.75%, 12/31/2020	2,523,000	2,590,412
3.63%, 02/15/2021	1,961,000	2,169,509
7.88%, 02/15/2021	900,000	1,159,664
1.13%, 02/28/2021	7,772,000	7,777,161
1.25%, 03/31/2021	1,996,000	2,006,447
1.38%, 04/30/2021	39,045,000	39,456,808
2.25%, 04/30/2021	1,800,000	1,888,312
3.13%, 05/15/2021	4,592,000	4,996,849
8.13%, 05/15/2021	1,718,000	2,257,895
1.38%, 05/31/2021	29,008,000	29,325,290
1.13%, 07/31/2021	5,374,000	5,366,654
2.13%, 08/15/2021	2,805,000	2,929,362
1.13%, 08/31/2021	20,633,000	20,613,646
1.13%, 09/30/2021	20,570,000	20,542,683
2.00%, 10/31/2021	15,000,000	15,585,930
8.00%, 11/15/2021	4,414,000	5,904,930
1.88%, 11/30/2021	10,000	10,329
1.50%, 01/31/2022	1,250,000	1,266,747
1.75%, 03/31/2022	31,050,000	31,855,375
1.75%, 05/15/2022	2,000,000	2,050,546
2.13%, 06/30/2022	2,000,000	2,092,110
2.00%, 07/31/2022	8,500,000	8,833,693
2.00%, 02/15/2023	500,000	519,512
1.50%, 02/28/2023	2,148,000	2,165,369
1.75%, 05/15/2023	9,000,000	9,205,668
1.63%, 05/31/2023	226,000	229,319
2.50%, 08/15/2023	1,000,000	1,071,602
1.38%, 08/31/2023	2,623,000	2,615,726
0.00%, 09/30/2023	920,000	916,801
2.75%, 02/15/2024	1,000,000	1,091,523
2.50%, 05/15/2024	72,150,000	77,558,436
2.38%, 08/15/2024	4,000,000	4,263,436
1.63%, 05/15/2026	33,959,000	34,025,322
1.50%, 08/15/2026	9,354,000	9,269,599
5.25%, 11/15/2028	19,540,500	27,081,140
5.38%, 02/15/2031	1,312,000	1,916,186
4.75%, 02/15/2037	28,202,000	41,001,957
4.38%, 02/15/2038	10,000,000	13,975,390
3.50%, 02/15/2039	98,799,100	122,630,530
4.25%, 05/15/2039	6,800,000	9,343,356
4.50%, 08/15/2039	706,000	1,002,906
4.38%, 11/15/2039	7,900,000	11,040,866
4.63%, 02/15/2040	3,000,000	4,338,282
4.38%, 05/15/2040	7,600,000	10,643,861
3.88%, 08/15/2040	4,380,000	5,727,533
4.25%, 11/15/2040	4,500,000	6,210,877
2.88%, 05/15/2043 (4)	63,125,000	70,487,963
3.00%, 11/15/2044	2,700,000	3,088,441
3.00%, 05/15/2045	52,943,000	60,551,491
2.88%, 08/15/2045	21,053,000	23,522,622
3.00%, 11/15/2045	20,388,000	23,336,288
2.50%, 02/15/2046	8,860,000	9,187,404
2.50%, 05/15/2046	15,957,000	16,569,095
2.25%, 08/15/2046	7,540,000	7,427,194
U.S. Treasury Strip Coupon
0.00%, 11/15/2016	4,261,000	4,259,700
0.00%, 08/15/2017	4,176,000	4,153,258
0.00%, 11/15/2017	9,529,000	9,453,140
0.00%, 02/15/2018	3,658,000	3,621,263
0.00%, 08/15/2018	10,000,000	9,857,260
0.00%, 11/15/2018	500,000	491,828
0.00%, 05/15/2019	20,278,000	19,806,192
0.00%, 08/15/2019	22,357,000	21,760,806
0.00%, 11/15/2019	7,500,000	7,270,395
0.00%, 02/15/2020	6,078,000	5,873,001
0.00%, 05/15/2020	39,615,000	38,136,766
0.00%, 08/15/2020	25,243,000	24,237,622
0.00%, 02/15/2021	14,550,000	13,828,451
0.00%, 05/15/2021	14,843,000	14,051,081
0.00%, 08/15/2021	9,469,000	8,918,756
0.00%, 11/15/2021	11,144,000	10,448,770
0.00%, 02/15/2022	33,917,000	31,608,439
0.00%, 05/15/2022	18,154,000	16,847,384
0.00%, 08/15/2022	12,500,000	11,555,225
0.00%, 11/15/2022	17,400,000	15,978,490
0.00%, 02/15/2023	61,562,000	56,213,555
0.00%, 05/15/2023	33,770,000	30,629,390
0.00%, 08/15/2023	19,635,000	17,732,722
0.00%, 11/15/2023	9,300,000	8,354,795
0.00%, 02/15/2024	6,124,000	5,470,441
0.00%, 05/15/2024	1,322,000	1,175,232
0.00%, 08/15/2024	1,834,000	1,622,918
0.00%, 11/15/2024	6,105,000	5,372,601
0.00%, 02/15/2025	799,000	698,083
0.00%, 05/15/2025	3,279,000	2,847,792
0.00%, 08/15/2025	1,360,000	1,174,121
0.00%, 02/15/2026	1,000,000	852,553
0.00%, 05/15/2026	3,801,000	3,215,521
0.00%, 08/15/2026	1,681,000	1,415,039
0.00%, 11/15/2026	10,222,000	8,548,730
0.00%, 02/15/2027	20,416,000	16,953,426
0.00%, 05/15/2027	1,866,000	1,540,377
0.00%, 08/15/2027	4,314,000	3,539,305
0.00%, 11/15/2027	7,702,000	6,279,818
0.00%, 02/15/2028	7,769,000	6,290,412
0.00%, 05/15/2028	3,071,000	2,471,820
0.00%, 08/15/2028	6,918,000	5,539,236
0.00%, 11/15/2028	7,540,000	5,993,267
0.00%, 02/15/2029	7,537,000	5,952,059
0.00%, 05/15/2029	1,330,000	1,042,514
0.00%, 08/15/2029	4,738,000	3,692,759
0.00%, 11/15/2029	5,164,000	3,995,506
0.00%, 02/15/2030	15,187,000	11,692,289
0.00%, 05/15/2030	8,464,000	6,472,785
0.00%, 08/15/2030	13,772,000	10,438,928
0.00%, 11/15/2030	7,064,000	5,325,981
0.00%, 02/15/2031	9,298,000	6,984,304
0.00%, 05/15/2031	9,225,000	6,865,835
0.00%, 08/15/2031	11,262,000	8,339,038
0.00%, 11/15/2031	8,399,000	6,168,948
0.00%, 02/15/2032	15,909,000	11,607,572
0.00%, 05/15/2032	24,453,000	17,704,730
0.00%, 08/15/2032	10,925,000	7,848,749
0.00%, 11/15/2032	9,612,000	6,854,308
0.00%, 02/15/2033	3,000,000	2,124,345
0.00%, 05/15/2033	10,845,000	7,625,499
0.00%, 08/15/2033	4,212,000	2,939,428
0.00%, 11/15/2033	7,216,000	4,997,881
0.00%, 02/15/2034	11,759,000	8,082,654
0.00%, 05/15/2034	9,700,000	6,611,045
0.00%, 08/15/2034	6,895,000	4,658,910
0.00%, 11/15/2034	3,492,000	2,345,531
0.00%, 02/15/2035	1,824,000	1,216,261
0.00%, 05/15/2035	1,920,000	1,272,983
0.00%, 08/15/2035	175,000	115,064
0.00%, 05/15/2036	121,000	77,902
0.00%, 08/15/2041	1,225,000	672,344
U.S. Treasury Strip Principal
0.00%, 05/15/2044	16,765,000	8,674,462
0.00%, 05/15/2045	5,605,000	2,807,175
University of California
4.77%, 05/15/2115	2,064,000	2,254,032
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	280,685
Westlake City School District
5.23%, 12/01/2026	430,000	448,473
Total Government Related (Cost $1,947,397,659)		$2,079,737,623

Mortgage-Backed Obligations - 36.98%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $14,360) (1)	$14,388	$14,385
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $1,598,594) (1)	1,598,728	1,592,479
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,994) (1)	862,000	865,170
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,903) (1)	425,000	418,681
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014 through 01/20/2015, Cost $885,748) (1)	886,449	882,503
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,801) (1)	1,807,000	1,777,924
Access Pt Fdg Trust 2016-1
0.00%, 02/16/2021	2,546,576	2,546,076
ACRE Commercial Mortgage Trust 2014-FL2
2.58%, 08/15/2031 (Acquired 08/01/2014 through 12/03/2014, Cost $46,045) (1)	46,068	45,810
3.03%, 08/15/2031 (Acquired 08/01/2014 through 12/05/2014, Cost $721,297) (1)	722,000	717,192
3.93%, 08/15/2031 (Acquired 12/11/2014, Cost $400,000) (1)	400,000	389,749
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (Acquired 11/15/2013, Cost $1,038,302) (1)	1,041,715	1,033,959
Ajax Mortgage Loan Trust 2014-A
4.00%, 10/25/2057 (Acquired 09/30/2014, Cost $1,095,752) (1)	1,097,730	1,095,124
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,322,614) (1)	1,325,209	1,306,241
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,249	3,274
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	13,857	10,499
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	491,681	494,884
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,759,518	3,766,524
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,012,530	1,006,346
Alternative Loan Trust 2004-8CB
0.80%, 06/25/2034	4,966,240	4,908,925
Alternative Loan Trust 2005-1CB
6.57%, 03/25/2035 IO	292,133	66,268
Alternative Loan Trust 2005-20CB
4.22%, 07/25/2035 IO	923,139	132,690
Alternative Loan Trust 2005-22T1
4.54%, 06/25/2035 IO	897,021	164,569
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	402,420	388,473
6.00%, 08/25/2035	12,156	9,120
Alternative Loan Trust 2005-37T1
4.52%, 09/25/2035 IO	3,155,618	603,695
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	47,410	47,179
Alternative Loan Trust 2005-54CB
4.32%, 11/25/2035 IO	1,648,470	256,957
5.50%, 11/25/2035	417,284	389,108
5.50%, 11/25/2035	5,250	4,980
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	168,999	156,166
Alternative Loan Trust 2005-J1
4.57%, 02/25/2035 IO	317,428	16,967
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	101,342	82,078
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	25,963	26,182
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	137,013	132,639
Alternative Loan Trust 2006-J5
4.71%, 07/25/2021	47,031	44,523
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $41,085) (1)	40,188	41,399
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $221,453) (1)	216,088	217,052
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $1,237,944) (1)	1,240,393	1,243,882
ASG Resecuritization Trust 2009-1
2.54%, 06/26/2037 (Acquired 10/28/2013 through 3/31/2014, Cost $165,060) (1)	165,932	164,730
ASG Resecuritization Trust 2009-3
2.41%, 03/26/2037 (Acquired 10/28/2013, Cost $858,711) (1)	857,683	853,068
ASG Resecuritization Trust 2009-5
3.55%, 02/28/2037 (Acquired 10/28/2013, Cost $34,920) (1)	34,703	34,696
ASG Resecuritization Trust 2010-2
2.03%, 01/28/2037 (Acquired 10/28/2013, Cost $252,289) (1)	255,478	252,946
ASG Resecuritization Trust 2011-1
3.10%, 11/28/2035 (Acquired 10/28/2013, Cost $378,031) (1)	382,866	377,636
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $493,594) (1)	481,130	406,095
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (Acquired 05/13/2016, Cost $9,364,549) (1)	9,100,000	9,475,351
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (Acquired 06/09/2016, Cost $4,050,634) (1)	3,927,000	4,099,774
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,151,723) (1)	1,200,000	1,231,022
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	8,307	8,337
0.00%, 01/25/2034 PO	42,035	33,052
6.00%, 01/25/2034	330,595	339,031
6.00%, 01/25/2034	366,524	375,306
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	31,988	32,283
6.00%, 02/25/2034	89,997	95,512
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	8,059	8,165
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	10,035	9,844
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	146,579	148,319
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	69,468	68,081
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	30,650	30,903
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	20,216	18,525
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	12,376	12,607
5.50%, 03/25/2035	12,089	11,041
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	76,817	76,295
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	65,428	60,967
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	29,922	29,259
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	65,819	58,251
Banc of America Alternative Loan Trust 2007-1
5.83%, 04/25/2022	73,303	70,826
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	27,033	26,997
Banc of America Commercial Mortgage Trust 2006-5
0.88%, 09/10/2047 IO (Acquired 10/28/2013, Cost $267,974) (1)	5,095,586	4,834
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	8,289,567	8,522,896
5.49%, 02/10/2051	2,929,770	2,997,540
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	45,710	36,130
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,662,470	3,789,562
Banc of America Funding 2004-C Trust
3.08%, 12/20/2034	100,070	98,041
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	59,698	57,087
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	44,377	34,027
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	17,601	12,875
Banc of America Funding 2005-C Trust
0.77%, 05/20/2035	5,582,623	5,176,424
Banc of America Funding 2005-E Trust
2.99%, 03/20/2035	106,354	106,729
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	28,035	21,630
Banc of America Funding 2010-R11 Trust
5.07%, 08/26/2035 (Acquired 10/28/2013, Cost $213,625) (1)	211,449	211,758
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.53%, 11/10/2042	92,428	92,338
4.73%, 07/10/2043	160,748	160,074
0.05%, 10/10/2045 IO (Acquired 10/28/2013, Cost $82,683) (1)	4,902,901	1,387
Banc of America Mortgage 2003-C Trust
3.18%, 04/25/2033	24,038	24,255
Banc of America Mortgage 2003-E Trust
3.28%, 06/25/2033	169,537	168,984
Banc of America Mortgage 2004-J Trust
3.15%, 11/25/2034	92,278	90,483
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	1,232	1,121
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	5,105	4,281
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	11,941	11,929
5.50%, 06/25/2034	63,772	64,479
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	357	330
6.50%, 09/25/2032	28,545	29,566
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	55,835	56,666
Banc of America Re-REMIC Trust 2009-UBER1
5.72%, 06/24/2050 (Acquired 10/28/2013, Cost $323,419) (1)	298,943	301,129
BBCMS 2016-ETC Mortgage Trust
2.94%, 08/14/2036 (Acquired 08/05/2016, Cost $1,918,102) (1)	1,863,000	1,919,669
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $550,923) (1)	568,000	573,700
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,489,888) (1)	2,602,000	2,768,177
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $120,114) (1)	117,299	117,291
BCAP LLC 2009-RR14 Trust
2.90%, 08/26/2035 (Acquired 10/28/2013, Cost $273,818) (1)	288,209	288,640
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $215,060) (1)(8)	212,836	220,268
BCAP LLC 2010-RR12 Trust
2.97%, 01/26/2036 (Acquired 10/28/2013 through 02/01/2015, Cost $52,176) (1)	51,675	51,256
3.22%, 10/26/2036 (Acquired 10/28/2013, Cost $112,733) (1)	112,016	111,225
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $101,141) (1)	101,255	101,719
BCAP LLC 2010-RR6 Trust
2.93%, 06/26/2036 (Acquired 10/28/2013, Cost $23,757) (1)	23,198	23,144
BCAP LLC 2010-RR7 Trust
3.03%, 04/26/2035 (Acquired 10/28/2013, Cost $56,323) (1)	57,088	56,692
2.63%, 07/26/2045 (Acquired 10/28/2013, Cost $1,229,129) (1)	1,259,775	1,250,073
BCAP LLC 2010-RR8 Trust
3.09%, 05/26/2035 (Acquired 10/28/2013, Cost $542,899) (1)	557,201	548,493
BCAP LLC 2011-RR10 Trust
1.43%, 09/26/2037 (Acquired 10/28/2013, Cost $888,999) (1)	942,867	912,299
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $79,341) (1)	78,835	79,004
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $665,256) (1)	662,994	668,532
BCAP LLC 2011-RR5-I Trust
0.67%, 05/28/2036 (Acquired 10/28/2013, Cost $154,430) (1)	161,501	160,909
BCAP LLC 2012-RR1 Trust
3.10%, 07/26/2037 (Acquired 10/28/2013, Cost $184,597) (1)	181,258	186,983
BCAP LLC 2012-RR10-I Trust
0.75%, 02/26/2037 (Acquired 10/28/2013, Cost $329,391) (1)	342,582	332,672
BCAP LLC 2012-RR3 Trust
2.41%, 05/26/2037 (Acquired 10/28/2013, Cost $555,367) (1)	560,266	558,677
BCAP LLC 2012-RR4 Trust
0.74%, 06/26/2047 (Acquired 10/28/2013, Cost $219,377) (1)	228,475	223,835

Bear Stearns ALT-A Trust 2005-2
1.03%, 03/25/2035	217,763	212,788
Bear Stearns ALT-A Trust 2005-7
1.07%, 08/25/2035	4,323,429	4,267,649
Bear Stearns ARM Trust 2003-2
2.77%, 01/25/2033 (Acquired 10/28/2013, Cost $161,158) (1)	165,991	166,296
Bear Stearns ARM Trust 2003-7
2.86%, 10/25/2033	23,515	23,073
Bear Stearns ARM Trust 2004-2
3.40%, 05/25/2034	104,398	103,698
Bear Stearns ARM Trust 2005-5
2.58%, 08/25/2035	545,955	548,425
Bear Stearns ARM Trust 2006-1
2.58%, 02/25/2036	480,450	468,973
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	73,729	73,250
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.79%, 12/11/2038 IO (Acquired 10/28/2013, Cost $266,040) (1)	12,772,272	6,156
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.29%, 01/12/2045 IO (Acquired 10/28/2013, Cost $301,989) (1)	56,282,821	37,085
CD 2006-CD3 Mortgage Trust
0.63%, 10/15/2048 IO (Acquired 10/28/2013, Cost $183,084) (1)	4,538,851	50,296
CD 2007-CD4 Commercial Mortgage Trust
0.59%, 12/11/2049 IO (Acquired 10/28/2013, Cost $189,297) (1)	12,223,531	9,028
5.32%, 12/11/2049	3,126,523	3,139,871
CGBAM Commercial Mortgage Trust 2014-HD
1.32%, 02/15/2031 (Acquired 05/13/2014, Cost $747,820) (1)	747,820	742,908
Chase Mortgage Finance Trust Series 2006-A1
3.05%, 09/25/2036	254,801	227,181
Chase Mortgage Finance Trust Series 2007-A1
3.01%, 02/25/2037	118,337	117,103
3.02%, 02/25/2037	98,402	97,160
3.05%, 02/25/2037	27,730	27,699
3.09%, 02/25/2037	196,106	195,771
Chase Mortgage Finance Trust Series 2007-A2
2.97%, 06/25/2035	119,634	118,821
3.10%, 06/25/2035	81,356	80,704
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	17,813	15,399
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	53,595	53,743
5.75%, 04/25/2034	36,515	36,317
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	238,060	245,773
CHL Mortgage Pass-Through Trust 2004-7
2.94%, 06/25/2034	16,772	16,401
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	71,358	72,633
CHL Mortgage Pass-Through Trust 2004-HYB1
2.83%, 05/20/2034	27,638	26,202
CHL Mortgage Pass-Through Trust 2004-HYB3
2.76%, 06/20/2034	130,484	123,959
CHL Mortgage Pass-Through Trust 2004-HYB6
2.93%, 11/20/2034	83,695	79,920
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	7,447	7,550
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	40,896	39,299
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	20,819	19,664
CHL Mortgage Pass-Through Trust 2005-22
2.83%, 11/25/2035	312,094	255,816
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	15,001	15,419
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	97,835	97,560
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	10,435,383
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,792,731
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,475,965
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	13,166,103
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,340,497
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,330,854
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	1,305	1,105
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $28,172) (1)	28,533	28,288
7.00%, 06/25/2033	28,941	29,316
3.22%, 09/25/2033	214,225	212,100
Citigroup Mortgage Loan Trust 2008-AR4
2.99%, 11/25/2038 (Acquired 10/28/2013, Cost $588,954) (1)	584,453	582,001
Citigroup Mortgage Loan Trust 2009-10
2.78%, 09/25/2033 (Acquired 10/28/2013, Cost $522,568) (1)	517,483	520,705
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $305,654) (1)	298,747	306,751
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $251,180) (1)	247,655	249,962
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $143,888) (1)	142,374	143,683
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $95,352) (1)	93,179	95,491
Citigroup Mortgage Loan Trust 2010-10
2.72%, 02/25/2036 (Acquired 10/28/2013, Cost $195,825) (1)	194,777	195,990
Citigroup Mortgage Loan Trust 2010-3
2.58%, 02/25/2036 (Acquired 10/28/2013, Cost $52,882) (1)	52,772	52,362
Citigroup Mortgage Loan Trust 2010-7
2.76%, 02/25/2035 (Acquired 10/28/2013, Cost $46,991) (1)	46,629	46,311
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $333,927) (1)	332,640	333,307
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $489,441) (1)	483,223	484,560
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $477,779) (1)	484,279	494,414
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	4,033	3,821
0.00%, 12/25/2018 PO	1,846	1,761
5.50%, 12/25/2018	18,342	18,302
0.00%, 09/25/2033 PO	9,328	8,373
7.00%, 09/25/2033	8,385	8,512
0.00%, 10/25/2033 PO	9,197	7,476
5.25%, 10/25/2033	63,451	64,194
0.91%, 12/25/2033	49,347	48,480
2.66%, 08/25/2034	56,553	54,250
2.80%, 02/25/2035	37,954	30,151
5.50%, 05/25/2035	183,986	188,032
3.61%, 08/25/2035	110,738	80,155
6.00%, 10/25/2035	4,667,813	4,258,125
5.50%, 11/25/2035	18,620	18,595
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.92%, 08/15/2048 IO	4,372,980	17,949
5.25%, 08/15/2048	500,826	500,752
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013 through 06/24/2016, Cost $10,701,970) (1)	10,596,000	10,618,139
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,315,164
COMM 2012-CCRE2 Mortgage Trust
1.90%, 08/15/2045 IO	3,027,767	235,189
3.15%, 08/15/2045	9,614,464	10,213,181
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (Acquired 01/22/2016, Cost $530,237) (1)	516,000	579,047
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,549,354
COMM 2013-CCRE11 Mortgage Trust
3.98%, 10/10/2046	1,770,000	1,956,977
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,443,016
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,423,236
COMM 2013-SFS Mortgage Trust
3.09%, 04/13/2035 (Acquired 06/02/2016, Cost $681,773) (1)	708,000	739,296
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,274,381
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,478,830
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,822,126
COMM 2014-PAT Mortgage Trust
1.33%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (1)	1,649,000	1,639,685
COMM 2014-TWC Mortgage Trust
1.38%, 02/13/2032 (Acquired 01/30/2014 through 08/12/2014, Cost $3,250,683) (1)	3,250,000	3,242,620
2.12%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,641) (1)	1,000,000	998,053
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,363,000
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	8,033,022
3.70%, 08/10/2055	770,833	840,365
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	14,245,093
3.76%, 08/10/2048	4,456,000	4,891,305
COMM 2015-LC21 Mortgage Trust
3.71%, 07/10/2048	1,161,527	1,266,388
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	88,000	96,806
Commercial Mortgage Trust
0.00%, 01/12/2046	67,000	70,111
Commercial Mortgage Trust 2006-GG7
5.95%, 07/10/2038	135,516	135,377
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.21%, 01/15/2049 IO (Acquired 10/28/2013, Cost $69,587) (1)	18,796,603	4,007
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	3,468	3,450
5.00%, 10/25/2018	16,813	16,841
0.00%, 08/25/2019 PO	1,083	1,076
5.25%, 08/25/2019	63,560	64,379
6.74%, 02/25/2033	125,046	127,137
3.19%, 06/25/2033	67,505	66,905
5.25%, 07/25/2033	3,086,716	3,171,185
5.25%, 09/25/2033	123,498	126,652
0.00%, 10/25/2033 PO	91,866	79,565
5.25%, 11/25/2033	68,826	69,652
5.25%, 11/25/2033	169,936	171,774
5.50%, 09/25/2034	110,617	115,552
5.50%, 12/25/2034	179,813	187,485
0.00%, 10/25/2035 PO	25,119	18,166
5.50%, 10/25/2035 IO	384,097	20,456
0.00%, 11/25/2035 PO	19,744	12,497
Credit Suisse First Boston Mortgage Securities Corp.
5.75%, 11/25/2033	377,000	393,946
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $113,233) (1)	111,705	112,776
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	8,058,100
3.81%, 11/18/2048	1,027,000	1,124,858
CSMC 2014-USA OA LLC
3.95%, 09/15/2037 (Acquired 10/15/2015, Cost $1,207,601) (1)	1,145,000	1,235,264
CSMC Series 2010-11R
1.52%, 06/28/2047 (Acquired 10/28/2013, Cost $2,895,869) (1)	2,998,255	2,920,259
CSMC Series 2010-17R
2.84%, 06/26/2036 (Acquired 10/28/2013, Cost $242,445) (1)	238,282	240,045
CSMC Series 2011-16R
3.01%, 12/27/2036 (Acquired 10/28/2013, Cost $367,474) (1)	364,583	365,034
CSMC Series 2011-6R
3.21%, 07/28/2036 (Acquired 10/28/2013, Cost $104,226) (1)	105,109	105,466
CSMC Series 2012-2R
2.65%, 03/27/2047 (Acquired 10/28/2013, Cost $179,676) (1)	184,420	182,368
CSMC Series 2012-3R
2.73%, 07/27/2037 (Acquired 10/28/2013, Cost $220,982) (1)	221,301	222,013
DBUBS 2011-LC2 Mortgage Trust
1.33%, 07/10/2044 IO (Acquired 10/28/2013, Cost $210,009) (1)	2,754,125	108,006
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.81%, 02/25/2020	63,127	63,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.97%, 06/25/2020	90,051	90,006
Deutsche Mortgage Sec, Inc. Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	1,581	1,562
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034	1,780	1,808
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	120,520	137,778
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	169,837	204,462
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	177,091	211,692
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	48,842	58,777
Fannie Mae Grantor Trust 2004-T2
3.67%, 07/25/2043	218,867	227,058
7.50%, 11/25/2043	365,513	437,234
Fannie Mae Grantor Trust 2004-T3
9.12%, 01/25/2044	48,243	43,676
6.50%, 02/25/2044	525,128	596,266
7.00%, 02/25/2044	213,691	255,414
Fannie Mae Interest Strip
10.00%, 09/01/2017 IO	37	1
4.50%, 07/01/2018 IO	21,494	576
4.50%, 08/01/2018 IO	30,118	652
5.50%, 08/01/2018 IO	14,608	368
10.50%, 03/01/2019 IO	59	4
4.50%, 11/01/2020 IO	5,788	245
7.50%, 04/01/2023 IO	1,610	282
9.00%, 03/01/2024	1,233	1,453
0.00%, 09/01/2024 PO	121,476	107,875
0.00%, 01/01/2033 PO	16,978	15,297
5.00%, 12/01/2033 IO	22,022	3,965
5.50%, 05/01/2036 IO	91,030	16,934
5.50%, 08/01/2036 IO	58,972	11,230
5.50%, 04/25/2037 IO	24,718	4,011
6.00%, 01/01/2038 IO	61,290	10,397
1.03%, 08/01/2042	1,095,466	1,089,658
1.08%, 08/01/2042	3,104,258	3,097,920
Fannie Mae Pool
1.94%, 01/01/2017	480,058	480,236
5.50%, 03/01/2017	1,074	1,079
6.50%, 03/01/2017	356	357
7.00%, 03/01/2017	410	412
7.00%, 03/01/2017	218	219
5.24%, 05/01/2017	875,175	880,937
7.00%, 05/01/2017	387	391
7.00%, 06/01/2017	391	393
7.00%, 06/01/2017	274	276
3.39%, 08/01/2017	274,000	276,941
6.00%, 08/01/2017	620	623
6.50%, 08/01/2017	513	516
5.50%, 09/01/2017	1,606	1,624
7.00%, 09/01/2017	771	780
2.49%, 10/01/2017	446,830	450,047
2.62%, 10/01/2017	599,000	603,810
2.69%, 10/01/2017	383,625	386,867
5.90%, 10/01/2017	1,751,765	1,819,371
6.50%, 10/01/2017	716	721
6.00%, 11/01/2017	759	766
6.00%, 11/01/2017	5,810	5,866
6.50%, 11/01/2017	214	214
7.00%, 11/01/2017	34	34
3.38%, 01/01/2018	1,032,000	1,049,998
3.52%, 01/01/2018	623,045	634,860
3.63%, 01/01/2018	310,000	316,197
5.50%, 02/01/2018	14,701	14,946
5.50%, 02/01/2018	8,549	8,739
3.80%, 03/01/2018	566,153	580,517
6.00%, 03/01/2018	1,485	1,499
6.50%, 03/01/2018	775	777
5.00%, 04/01/2018	6,099	6,268
4.50%, 05/01/2018	3,154	3,231
5.00%, 05/01/2018	19,327	19,859
5.00%, 05/01/2018	9,306	9,563
6.00%, 05/01/2018	2,739	2,800
9.00%, 05/01/2018	215	217
3.74%, 06/01/2018	1,779,723	1,830,528
4.50%, 06/01/2018	4,823	4,943
5.00%, 06/01/2018	21,149	21,732
5.00%, 06/01/2018	12,960	13,317
5.00%, 06/01/2018	4,025	4,136
5.00%, 07/01/2018	25,327	26,048
4.50%, 08/01/2018	4,953	5,097
5.00%, 08/01/2018	13,194	13,557
5.00%, 09/01/2018	18,758	19,295
4.50%, 10/01/2018	10,901	11,170
5.00%, 10/01/2018	11,059	11,364
5.00%, 10/01/2018	11,563	11,881
4.50%, 11/01/2018	19,721	20,263
5.00%, 11/01/2018	12,194	12,530
5.00%, 11/01/2018	26,779	27,550
5.00%, 11/01/2018	3,058	3,154
6.07%, 11/01/2018	581,444	597,928
3.04%, 12/01/2018	1,238,000	1,282,522
5.00%, 12/01/2018	54,304	55,801
5.00%, 12/01/2018	187	192
9.50%, 12/01/2018	642	655
1.90%, 01/01/2019	294	301
6.00%, 01/01/2019	3,506	3,547
1.05%, 02/01/2019	4,661,371	4,663,740
2.27%, 03/01/2019	630	640
4.50%, 03/01/2019	16,584	17,082
6.00%, 03/01/2019	9,532	9,701
2.14%, 04/01/2019	1,963,386	2,000,379
3.50%, 04/01/2019	17,174	18,105
5.00%, 04/01/2019	1,210	1,243
5.00%, 04/01/2019	52,797	54,478
10.50%, 04/15/2019	3,063	3,266
2.19%, 05/01/2019	948,611	965,704
4.50%, 05/01/2019	4,484	4,610
2.45%, 06/01/2019	1,585,871	1,625,143
4.50%, 06/01/2019	34,876	35,813
1.94%, 07/01/2019	1,289,578	1,306,898
2.20%, 07/01/2019	719,941	733,814
2.37%, 07/01/2019	1,548,000	1,594,944
5.50%, 07/01/2019	42,005	43,560
6.00%, 07/01/2019	1,722	1,745
2.03%, 08/01/2019	239,717	245,667
2.63%, 08/01/2019	94	94
5.50%, 08/01/2019	46,455	48,166
5.00%, 09/01/2019	1,465	1,513
5.50%, 09/01/2019	36,506	38,164
5.00%, 10/01/2019	10,033	10,446
6.00%, 10/01/2019	9,735	10,009
4.13%, 11/01/2019	877,000	945,250
4.24%, 11/01/2019	342,901	369,690
4.50%, 11/01/2019	7,634	7,875
4.50%, 11/01/2019	14,492	14,927
4.50%, 11/01/2019	21,240	21,775
1.47%, 12/01/2019	800,685	801,716
1.69%, 12/01/2019	1,032,000	1,040,317
4.18%, 12/01/2019	461,590	497,625
4.26%, 12/01/2019	927,648	1,002,384
4.50%, 12/01/2019	23,985	24,744
4.51%, 12/01/2019	1,860,004	2,006,776
4.28%, 01/01/2020	1,833,876	1,968,303
4.54%, 01/01/2020	326,928	354,124
5.50%, 01/01/2020	86,069	89,186
4.37%, 02/01/2020	1,127,596	1,225,190
4.40%, 02/01/2020	289,000	314,153
4.40%, 02/01/2020	6,347,000	6,903,594
5.50%, 03/01/2020	13,262	13,627
6.00%, 03/01/2020	9,533	9,905
4.00%, 04/01/2020	6,056	6,133
4.35%, 04/01/2020	1,459,366	1,593,219
4.38%, 04/01/2020	1,641,193	1,789,876
2.01%, 06/01/2020	9,288,000	9,461,576
5.50%, 06/01/2020	98,077	100,457
5.50%, 06/01/2020	28,950	30,186
3.74%, 07/01/2020	558,863	600,164
3.93%, 07/01/2020	1,454,088	1,571,513
3.95%, 07/01/2020	699,891	759,265
3.95%, 07/01/2020	826,000	893,462
4.07%, 07/01/2020	3,093,905	3,355,781
5.50%, 07/01/2020	21,456	22,021
3.89%, 08/01/2020	1,203,667	1,302,559
3.96%, 08/01/2020	971,029	1,053,535
4.30%, 08/01/2020	468,099	476,265
6.50%, 08/01/2020	4,375	4,568
3.43%, 09/01/2020	931,235	995,966
3.60%, 09/01/2020	187,605	201,858
3.85%, 09/01/2020	1,694,497	1,835,115
3.29%, 10/01/2020	785,940	836,350
3.36%, 10/01/2020	814,319	869,720
3.50%, 10/01/2020	1,124,382	1,206,823
3.54%, 10/01/2020	991,000	1,065,258
3.59%, 10/01/2020	1,490,498	1,605,627
3.92%, 10/01/2020	686,722	745,072
3.23%, 11/01/2020	578,499	614,916
3.27%, 11/01/2020	775,878	827,540
3.35%, 11/01/2020	635,740	678,067
2.00%, 12/01/2020	1,548,000	1,581,844
3.48%, 12/01/2020	867,591	931,118
3.54%, 12/01/2020	849,844	911,653
3.70%, 12/01/2020	372,064	401,482
3.83%, 12/01/2020	888,373	963,245
3.56%, 01/01/2021	2,082,768	2,242,487
3.77%, 01/01/2021	1,176,858	1,278,331
3.87%, 01/01/2021	1,164,940	1,268,050
3.93%, 01/01/2021	397,643	433,535
4.05%, 01/01/2021	482,000	529,258
4.28%, 01/01/2021	701,389	769,921
4.45%, 01/01/2021	418,586	462,889
4.64%, 01/01/2021	1,250,113	1,390,498
4.33%, 02/01/2021	490,870	543,671
4.16%, 03/01/2021	1,699,373	1,871,256
6.00%, 03/01/2021	35,360	37,698
8.00%, 03/01/2021	62	62
4.25%, 04/01/2021	1,032,000	1,143,907
4.25%, 04/01/2021	784,000	869,014
4.30%, 04/01/2021	295,470	327,840
4.33%, 04/01/2021	716,414	792,118
6.00%, 04/01/2021	11,979	12,688
6.00%, 04/01/2021	52,358	54,308
4.36%, 05/01/2021	1,498,830	1,669,713
4.39%, 05/01/2021	754,096	837,601
3.97%, 06/01/2021	626,246	686,718
4.02%, 06/01/2021	691,000	761,452
4.10%, 06/01/2021	673,691	741,686
4.19%, 06/01/2021	541,534	598,310
4.24%, 06/01/2021	1,693,959	1,875,547
4.26%, 06/01/2021	716,810	787,719
4.30%, 06/01/2021	1,241,558	1,379,790
4.34%, 06/01/2021	1,858,000	2,073,519
4.48%, 06/01/2021	929,000	1,041,322
3.86%, 07/01/2021	948,753	1,037,379
3.89%, 07/01/2021	910,977	997,563
3.94%, 07/01/2021	1,032,000	1,135,957
3.99%, 07/01/2021	528,037	579,746
4.06%, 07/01/2021	995,763	1,096,962
4.26%, 07/01/2021	2,247,315	2,495,061
4.31%, 07/01/2021	895,373	999,736
6.00%, 07/01/2021	6,681	6,959
4.05%, 08/01/2021	175,959	193,843
4.13%, 08/01/2021	773,206	854,102
4.50%, 08/01/2021	2,838,000	3,194,402
6.00%, 08/01/2021	70,915	74,885
3.77%, 09/01/2021	2,776,000	3,030,731
3.85%, 09/01/2021	855,106	937,003
3.88%, 09/01/2021	1,704,856	1,867,048
3.89%, 09/01/2021	1,445,000	1,586,131
3.92%, 09/01/2021	650,788	714,715
3.31%, 10/01/2021	1,669,865	1,792,828
3.40%, 10/01/2021	346,301	373,169
4.07%, 10/01/2021	1,778,993	1,967,358
3.43%, 11/01/2021	984,813	1,062,638
5.00%, 11/01/2021	134,695	139,216
3.03%, 12/01/2021	943,968	1,003,311
3.31%, 12/01/2021	381,867	410,700
3.42%, 12/01/2021	5,069,856	5,531,388
3.83%, 12/01/2021	1,548,000	1,708,398
6.00%, 12/01/2021	36,152	38,430
2.97%, 01/01/2022	756,931	802,969
3.03%, 01/01/2022	869,026	923,050
3.09%, 01/01/2022	1,322,861	1,410,935
3.12%, 01/01/2022	1,238,000	1,323,663
3.20%, 01/01/2022	826,000	885,664
2.99%, 02/01/2022	284,127	301,911
3.06%, 02/01/2022	863,000	922,820
3.09%, 02/01/2022	1,087,081	1,160,202
3.14%, 02/01/2022	474,312	506,951
1.30%, 03/01/2022	939,286	944,760
2.75%, 03/01/2022	950,211	999,399
3.08%, 03/01/2022	416,181	444,194
3.14%, 03/01/2022	295,251	315,754
3.21%, 03/01/2022	310,000	333,767
2.70%, 04/01/2022	1,606,232	1,684,614
3.08%, 04/01/2022	986,710	1,055,570
3.73%, 04/01/2022	2,416,834	2,657,479
6.50%, 04/01/2022	28,401	30,431
2.77%, 05/01/2022	1,651,000	1,741,338
2.86%, 05/01/2022	1,432,521	1,516,119
2.90%, 05/01/2022	955,273	1,012,454
2.94%, 05/01/2022	1,049,830	1,114,762
3.02%, 05/01/2022	663,338	707,202
3.10%, 05/01/2022	781,447	836,644
3.12%, 05/01/2022	956,855	1,024,805
6.50%, 05/01/2022	6,867	7,910
2.60%, 06/01/2022	847,408	886,720
2.76%, 06/01/2022	1,605,000	1,695,382
2.67%, 07/01/2022	624,000	652,985
2.69%, 07/01/2022	1,001,566	1,052,519
2.71%, 07/01/2022	1,000,000	1,052,684
2.82%, 07/01/2022	1,089,173	1,151,346
2.65%, 08/01/2022	1,032,000	1,081,889
2.47%, 09/01/2022	381,369	396,945
4.03%, 09/01/2022	1,210,898	1,362,813
2.39%, 10/01/2022	649,609	674,224
2.52%, 10/01/2022	975,675	1,018,487
2.57%, 10/01/2022	604,280	632,591
2.64%, 10/01/2022	673,045	706,193
2.37%, 11/01/2022	479,257	497,041
2.38%, 11/01/2022	868,216	900,978
2.41%, 11/01/2022	601,133	624,112
2.44%, 11/01/2022	826,226	859,135
2.45%, 11/01/2022	1,401,000	1,456,111
2.47%, 11/01/2022	516,000	537,044
2.55%, 11/01/2022	1,257,751	1,315,505
2.55%, 11/01/2022	401,769	420,217
7.50%, 11/01/2022	2,196	2,362
2.24%, 12/01/2022	649,651	668,930
2.28%, 12/01/2022	1,030,894	1,062,021
2.32%, 12/01/2022	382,255	395,434
2.34%, 12/01/2022	2,373,167	2,452,734
2.38%, 12/01/2022	499,402	517,248
2.39%, 12/01/2022	1,061,260	1,099,716
2.40%, 12/01/2022	1,632,000	1,691,157
2.42%, 12/01/2022	1,177,241	1,220,567
2.66%, 12/01/2022	1,500,000	1,598,225
6.50%, 12/01/2022	27,868	32,104
0.85%, 01/01/2023	4,348,044	4,331,918
0.89%, 01/01/2023	772,937	778,292
2.15%, 01/01/2023	489,560	501,672
2.33%, 01/01/2023	1,721,082	1,778,130
2.34%, 01/01/2023	1,375,137	1,421,453
2.37%, 01/01/2023	1,105,055	1,141,962
2.45%, 01/01/2023	735,449	763,944
2.51%, 01/01/2023	949,000	986,442
2.60%, 01/01/2023	775,121	811,617
0.88%, 02/01/2023	1,135,000	1,139,379
2.40%, 02/01/2023	1,465,000	1,518,800
2.45%, 02/01/2023	1,290,000	1,342,061
6.00%, 02/01/2023	317,327	344,998
2.49%, 03/01/2023	804,570	837,892
2.50%, 04/01/2023	1,445,000	1,508,258
2.64%, 04/01/2023	355,248	372,548
2.71%, 04/01/2023	608,749	642,368
2.52%, 05/01/2023	3,302,000	3,451,401
2.54%, 05/01/2023	310,000	324,171
5.00%, 05/01/2023	26,606	28,350
2.42%, 06/01/2023	903,883	938,107
2.77%, 06/01/2023	929,000	980,871
2.77%, 06/01/2023	1,778,059	1,877,699
2.64%, 07/01/2023	413,000	433,189
3.67%, 07/01/2023	4,850,000	5,384,808
3.74%, 07/01/2023	566,898	629,320
3.59%, 08/01/2023	1,135,000	1,255,427
4.18%, 09/01/2023	1,416,110	1,608,127
3.76%, 10/01/2023	974,998	1,085,753
3.38%, 12/01/2023	2,500,000	2,738,225
3.50%, 12/01/2023	2,234,000	2,462,463
3.45%, 01/01/2024	1,800,000	1,975,729
6.00%, 01/01/2024	87,283	95,829
6.00%, 01/01/2024	249,511	273,751
7.00%, 01/01/2024	572	646
6.50%, 02/01/2024	122,479	134,881
10.00%, 02/01/2024	612	615
3.76%, 03/01/2024	1,265,000	1,414,494
3.32%, 05/01/2024	2,500,000	2,729,879
8.00%, 05/01/2024	716	797
6.00%, 07/01/2024	60,201	66,876
6.50%, 07/01/2024	61,986	71,408
8.50%, 07/01/2024	1,594	1,840
5.00%, 08/01/2024	96,105	103,377
0.98%, 09/01/2024	3,728,024	3,740,505
7.50%, 10/01/2024	709	797
0.87%, 12/01/2024	5,000,000	5,016,823
2.90%, 12/01/2024	2,000,000	2,122,956
2.92%, 12/01/2024	1,000,000	1,062,194
3.08%, 12/01/2024	1,970,327	2,120,716
3.11%, 12/01/2024	2,500,000	2,690,670
2.93%, 01/01/2025	1,980,453	2,102,721
2.99%, 01/01/2025	1,580,000	1,684,428
3.64%, 01/01/2025	566,869	627,823
3.07%, 02/01/2025	4,995,000	5,372,505
0.88%, 03/01/2025	3,869,361	3,880,615
2.70%, 04/01/2025	5,000,000	5,233,269
2.81%, 04/01/2025	1,400,000	1,478,519
6.50%, 04/01/2025	8,753	10,083
2.68%, 05/01/2025	1,956,463	2,044,111
8.50%, 05/01/2025	79	79
5.50%, 07/01/2025	108,229	121,840
3.10%, 09/01/2025	5,000,000	5,386,744
3.77%, 12/01/2025	3,500,000	3,937,339
3.50%, 01/01/2026	563,561	599,106
7.00%, 04/01/2026	6,225	6,607
6.00%, 07/01/2026	60,835	69,675
3.29%, 08/01/2026	3,000,000	3,284,808
3.29%, 08/01/2026	1,500,000	1,641,352
4.55%, 08/01/2026	1,041,614	1,208,680
4.76%, 08/01/2026	1,053,065	1,248,977
4.77%, 08/01/2026	669,914	794,760
6.50%, 08/01/2026	106,916	123,167
3.25%, 09/01/2026	1,500,000	1,635,698
3.24%, 10/01/2026	1,937,038	2,105,496
3.00%, 10/15/2026 (3)	13,560,000	14,236,412
3.12%, 11/01/2026	1,000,000	1,062,928
3.29%, 11/01/2026	2,000,000	2,188,038
3.14%, 12/01/2026	1,939,565	2,093,946
3.24%, 12/01/2026	1,500,000	1,640,419
3.26%, 12/01/2026	1,000,000	1,090,602
4.66%, 12/01/2026	1,145,658	1,354,271
3.12%, 02/01/2027	1,486,472	1,605,369
3.34%, 02/01/2027	1,500,000	1,642,335
2.91%, 03/01/2027	10,000,000	10,632,723
3.50%, 03/01/2027	3,480,419	3,671,243
8.00%, 03/01/2027	7,868	8,928
3.00%, 04/01/2027	970,147	1,019,672
3.03%, 04/01/2027	1,500,000	1,612,088
2.79%, 05/01/2027	2,000,000	2,111,391
2.81%, 05/01/2027	2,000,000	2,113,991
2.83%, 05/01/2027	8,000,000	8,417,274
3.00%, 05/01/2027	5,741,239	6,036,009
3.00%, 06/01/2027	2,000,000	2,130,291
8.00%, 06/01/2027	8,801	10,048
3.50%, 07/01/2027	4,440,087	4,699,665
3.50%, 07/01/2027	9,829,154	10,482,999
6.00%, 07/01/2027	75,933	86,967
2.50%, 09/01/2027	762,061	790,117
2.58%, 09/01/2027	7,724	8,150
7.00%, 09/01/2027	1,205	1,421
6.00%, 11/01/2027	34,333	39,322
2.50%, 11/15/2027 (3)	30,000,000	31,019,910
2.50%, 12/01/2027	1,738,938	1,802,930
6.00%, 12/01/2027	106,068	121,481
6.00%, 01/01/2028	168,653	193,162
2.50%, 03/01/2028	5,935,582	6,154,005
2.50%, 04/01/2028	7,060,089	7,319,893
5.00%, 05/01/2028	37,435	41,554
2.86%, 06/01/2028	4,300,000	4,535,677
8.00%, 06/01/2028	4,905	5,575
9.50%, 07/01/2028	1,293	1,393
2.57%, 08/01/2028	5,400,000	5,570,009
3.00%, 08/01/2028	2,306,542	2,423,401
2.58%, 09/01/2028	3,830,000	3,929,305
2.59%, 09/01/2028	7,552,000	7,753,781
3.00%, 09/01/2028	3,391,096	3,574,833
8.00%, 09/01/2028	12,799	14,943
2.50%, 10/01/2028	799,694	829,122
6.00%, 10/01/2028	139,685	159,985
2.50%, 10/15/2028 (3)	40,940,000	42,406,483
8.00%, 11/01/2028	40,920	50,611
3.00%, 12/01/2028	1,444,512	1,516,978
6.00%, 12/01/2028	4,654	5,331
6.00%, 01/01/2029	6,366	7,368
7.00%, 01/01/2029	9,148	10,187
3.84%, 03/01/2029	4,719	4,989
6.50%, 03/01/2029	22,256	25,542
4.50%, 08/01/2029	299,345	327,924
4.50%, 09/01/2029	339,205	371,590
6.00%, 09/01/2029	94,366	108,079
3.63%, 10/01/2029	1,464,603	1,629,540
6.50%, 11/01/2029	854,056	986,136
4.50%, 01/01/2030	396,673	435,435
3.55%, 02/01/2030	1,500,000	1,667,519
8.50%, 02/01/2030	1,530	1,544
2.50%, 04/01/2030	3,399,611	3,533,448
3.03%, 04/01/2030	3,500,000	3,717,532
3.08%, 04/01/2030	2,000,000	2,131,101
2.50%, 05/01/2030	4,231,948	4,387,679
2.92%, 05/01/2030	4,000,000	4,154,060
2.94%, 05/01/2030	2,500,000	2,629,180
2.96%, 06/01/2030	2,023,157	2,142,043
3.13%, 06/01/2030	1,000,000	1,056,896
3.20%, 06/01/2030	1,000,000	1,077,186
3.30%, 07/01/2030	1,005,000	1,097,063
3.34%, 07/01/2030	1,500,000	1,640,182
3.00%, 08/01/2030	2,183,648	2,306,732
3.39%, 09/01/2030	1,968,332	2,148,417
3.26%, 10/01/2030	5,171,396	5,592,037
3.00%, 11/01/2030	3,738,718	3,945,178
3.00%, 11/01/2030	3,732,488	3,942,966
3.00%, 02/01/2031	16,468,929	17,312,275
5.00%, 04/01/2031	198,569	224,833
3.00%, 07/01/2031	928,050	979,984
2.00%, 08/01/2031	4,014,331	4,071,121
6.50%, 08/01/2031	21,041	24,239
4.00%, 11/01/2031	8,256,155	8,945,080
4.00%, 02/01/2032	573,017	617,298
6.50%, 02/01/2032	94,397	109,912
7.00%, 06/01/2032	5,711	6,121
3.50%, 07/01/2032	190,489	203,219
7.00%, 08/01/2032	1,331	1,356
5.50%, 11/01/2032	69,858	81,491
3.50%, 12/01/2032	498,778	531,068
5.00%, 12/01/2032	1,092	1,125
6.00%, 12/01/2032	35,215	41,267
6.00%, 12/01/2032	246,021	285,339
3.50%, 02/01/2033	921,037	981,050
5.50%, 02/01/2033	3,700	4,200
7.00%, 02/01/2033	1,790	1,943
5.50%, 03/01/2033	131,232	151,596
6.00%, 03/01/2033	8,181	9,388
6.00%, 03/01/2033	8,563	9,959
6.00%, 03/01/2033	4,557	5,248
6.00%, 03/01/2033	6,841	7,927
6.00%, 03/01/2033	3,115	3,572
5.50%, 04/01/2033	91,118	103,618
6.00%, 05/01/2033	31,109	36,735
3.50%, 06/01/2033	324,061	345,127
5.00%, 06/01/2033	26,906	30,386
7.00%, 06/01/2033	152,303	182,331
5.00%, 07/01/2033	26,038	29,258
5.00%, 07/01/2033	36,050	40,720
5.50%, 07/01/2033	25,202	28,652
2.85%, 08/01/2033	51,474	53,849
6.00%, 08/01/2033	13,161	15,331
2.29%, 09/01/2033	63,074	65,241
2.94%, 09/01/2033	24,349	25,978
5.50%, 09/01/2033	343,349	389,335
6.00%, 09/01/2033	15,924	17,911
6.00%, 09/01/2033	22,261	26,194
3.50%, 10/01/2033	16,672,542	17,742,947
4.50%, 10/01/2033	8,452,279	9,300,001
2.36%, 11/01/2033	50,954	53,919
4.50%, 11/01/2033	31,498	34,620
5.00%, 11/01/2033	76,761	86,240
5.00%, 11/01/2033	8,729	9,738
5.00%, 11/01/2033	6,210,512	6,977,502
5.50%, 11/01/2033	5,965	6,784
4.00%, 12/01/2033	89,589	96,456
5.50%, 12/01/2033	129,406	149,990
2.28%, 01/01/2034	3,479	3,486
2.55%, 01/01/2034	21,068	22,241
5.50%, 01/01/2034	11,929	13,793
5.50%, 03/01/2034	14,057	16,222
5.00%, 04/01/2034	178,237	202,274
5.00%, 05/01/2034	52,371	59,203
2.91%, 06/01/2034	71,815	75,661
2.57%, 07/01/2034	7,011	7,457
5.50%, 07/01/2034	750,457	853,478
2.18%, 08/01/2034	40,781	41,917
2.90%, 08/01/2034	32,980	34,600
3.00%, 08/01/2034	11,393	12,030
2.64%, 09/01/2034	8,075	8,515
4.50%, 09/01/2034	45,973	50,532
5.50%, 09/01/2034	917,596	1,044,308
2.34%, 10/01/2034	28,882	30,680
2.85%, 10/01/2034	62,574	66,518
5.50%, 10/01/2034	35,018	37,652
2.39%, 11/01/2034	18,835	19,921
2.56%, 11/01/2034	31,220	33,044
3.57%, 11/01/2034	1,439,541	1,596,020
3.61%, 11/01/2034	1,456,779	1,621,934
5.50%, 11/01/2034	102,833	116,975
6.00%, 11/01/2034	8,631	9,985
5.00%, 12/01/2034	458,948	515,511
5.00%, 12/01/2034	46,224	51,894
5.50%, 12/01/2034	6,180,011	7,014,768
2.40%, 01/01/2035	429,168	447,981
2.45%, 01/01/2035	16,232	17,111
5.00%, 01/01/2035	43,838	49,555
7.50%, 01/01/2035	68,346	80,439
2.47%, 02/01/2035	28,640	29,700
4.50%, 02/01/2035	5,107,858	5,615,206
5.00%, 02/01/2035	5,005,543	5,574,386
5.00%, 02/01/2035	5,293,502	5,904,264
5.50%, 02/01/2035	112,447	127,891
2.51%, 03/01/2035	63,743	67,138
7.50%, 03/01/2035	80,173	103,553
2.76%, 04/01/2035	73,881	78,078
3.45%, 04/01/2035	1,958,596	2,157,822
6.00%, 04/01/2035	160,974	186,590
2.54%, 05/01/2035	46,424	48,718
2.85%, 05/01/2035	10,499	11,002
3.12%, 06/01/2035	3,400,000	3,607,580
5.00%, 06/01/2035	945,294	1,061,429
2.48%, 07/01/2035	65,855	69,954
5.00%, 07/01/2035	5,096,209	5,718,783
5.00%, 07/01/2035	4,478,043	5,029,558
5.00%, 07/01/2035	40,197	44,727
2.64%, 08/01/2035	16,955	17,897
2.67%, 09/01/2035	36,240	37,633
5.00%, 09/01/2035	95,598	108,416
3.04%, 10/01/2035	100,004	106,634
5.00%, 10/01/2035	527,050	592,120
5.00%, 10/01/2035	490,138	545,275
5.50%, 12/01/2035	71,050	75,587
2.52%, 01/01/2036	178,664	186,863
2.67%, 01/01/2036	77,086	81,381
3.25%, 01/01/2036	3,840	3,895
5.00%, 01/01/2036	90,766	101,020
6.50%, 01/01/2036	492,002	576,586
3.38%, 02/01/2036	35,619	37,817
5.00%, 02/01/2036	71,602	79,682
6.00%, 02/01/2036	7,567	8,269
7.00%, 02/01/2036	59,532	70,230
3.38%, 03/01/2036	679,818	715,531
7.00%, 03/01/2036	2,259	2,588
5.50%, 04/01/2036	132,345	150,119
6.50%, 04/01/2036	1,066	1,080
2.96%, 05/01/2036	35,751	37,460
5.50%, 05/01/2036	171,742	194,063
5.50%, 05/01/2036	109,694	124,525
2.93%, 06/01/2036	48,602	51,164
3.08%, 06/01/2036	251,032	267,278
3.17%, 06/01/2036	72,896	77,208
3.02%, 07/01/2036	112,490	119,303
6.50%, 07/01/2036	9,691	11,393
2.63%, 08/01/2036	70,332	74,530
2.95%, 08/01/2036	65,970	67,392
2.99%, 08/01/2036	272,618	287,403
3.13%, 08/01/2036	22,323	23,317
6.50%, 08/01/2036	303,545	355,519
2.26%, 09/01/2036	375,936	388,783
2.41%, 09/01/2036	88,824	92,782
2.48%, 09/01/2036	79,998	83,708
2.70%, 09/01/2036	100,797	106,294
3.05%, 09/01/2036	210,530	220,375
5.50%, 09/01/2036	2,142,629	2,436,601
6.00%, 09/01/2036	604,944	699,842
2.59%, 10/01/2036	165,521	175,342
2.88%, 10/01/2036	360,644	382,622
2.94%, 10/01/2036	132,005	140,606
6.50%, 10/01/2036	75,466	86,937
2.74%, 11/01/2036	81,030	85,382
3.03%, 11/01/2036	67,656	71,615
5.50%, 11/01/2036	44,390	50,247
6.00%, 11/01/2036	95,412	109,808
2.72%, 12/01/2036	289,129	306,463
2.81%, 12/01/2036	169,270	179,558
7.00%, 12/01/2036	11,358	12,691
2.37%, 01/01/2037	100,607	104,577
2.74%, 01/01/2037	51,681	54,610
6.50%, 01/01/2037	188,192	213,073
7.50%, 01/01/2037	15,133	16,509
2.40%, 02/01/2037	137,286	142,447
2.91%, 02/01/2037	182,802	192,325
5.50%, 03/01/2037	822,034	930,881
6.00%, 03/01/2037	199,918	230,282
7.00%, 03/01/2037	25,480	29,626
2.84%, 04/01/2037	293,612	309,568
5.50%, 04/01/2037	264,133	300,225
7.00%, 04/01/2037	135,960	161,071
7.00%, 04/01/2037	32,745	37,343
5.50%, 05/01/2037	490,736	555,598
6.50%, 05/01/2037	8,760	9,049
7.50%, 05/01/2037	59,548	70,540
2.28%, 07/01/2037	136,267	141,010
2.72%, 07/01/2037	8,618	8,951
2.85%, 07/01/2037	375,657	401,446
3.07%, 07/01/2037	122,448	128,554
5.00%, 07/01/2037	349,380	391,831
5.00%, 07/01/2037	1,292,078	1,451,686
3.61%, 08/01/2037	294,829	313,909
5.50%, 08/01/2037	3,283,958	3,733,840
6.50%, 08/01/2037	43,118	52,782
6.50%, 08/01/2037	49,765	57,329
2.59%, 09/01/2037	46,380	48,566
3.03%, 09/01/2037	11,093	11,382
3.06%, 09/01/2037	126,241	133,478
3.25%, 09/01/2037	14,649	14,990
6.00%, 09/01/2037	125,229	144,654
6.04%, 09/01/2037	31,876	33,853
7.00%, 09/01/2037	89,939	108,890
6.50%, 10/01/2037	139,919	161,186
7.50%, 10/01/2037	284,516	351,543
2.54%, 11/01/2037	95,054	100,488
2.64%, 11/01/2037	273,767	286,340
7.50%, 11/01/2037	104,122	123,905
8.00%, 11/01/2037	16,730	18,785
2.67%, 12/01/2037	513,028	543,778
2.75%, 01/01/2038	31,831	33,164
5.50%, 01/01/2038	275,151	311,730
7.00%, 01/01/2038	30,949	33,302
8.00%, 01/01/2038	7,888	9,763
5.50%, 02/01/2038	324,934	369,565
6.00%, 04/01/2038	39,281	44,989
5.50%, 05/01/2038	58,295	63,732
6.00%, 05/01/2038	452,224	519,130
5.50%, 06/01/2038	2,000,482	2,254,160
5.50%, 06/01/2038	262,913	297,595
5.50%, 09/01/2038	1,474,369	1,674,636
7.00%, 09/01/2038	88,670	112,195
6.50%, 10/01/2038	163,519	189,182
6.50%, 10/01/2038	631,306	727,914
7.00%, 10/01/2038	145,762	179,316
6.00%, 11/01/2038	97,874	114,487
7.00%, 11/01/2038	89,840	98,568
7.50%, 11/01/2038	68,918	84,741
7.00%, 12/01/2038	276,333	325,297
5.00%, 01/01/2039	4,200,807	4,661,571
7.00%, 01/01/2039	474,921	595,901
7.50%, 04/01/2039	339,104	445,683
5.50%, 06/01/2039	34,521	37,768
5.00%, 09/01/2039	219,587	244,892
5.50%, 09/01/2039	140,421	159,064
4.50%, 11/01/2039	45,795	50,190
5.50%, 12/01/2039	160,050	181,334
6.00%, 12/01/2039	2,380,930	2,728,807
5.50%, 01/01/2040	987,583	1,141,937
5.00%, 03/01/2040	286,493	321,831
5.00%, 04/01/2040	1,917,900	2,168,189
4.00%, 07/01/2040	8,488,966	9,120,071
4.00%, 08/01/2040	306,164	328,925
4.50%, 08/01/2040	7,557,179	8,284,237
4.50%, 08/01/2040	6,591,361	7,231,655
5.00%, 08/01/2040	1,216,753	1,355,135
5.00%, 08/01/2040	609,839	684,608
4.00%, 09/01/2040	2,214,547	2,383,967
3.50%, 10/01/2040 (3)	50,405,000	53,193,027
6.00%, 10/01/2040	3,051,458	3,502,337
4.00%, 11/01/2040	1,640,321	1,763,337
3.50%, 12/01/2040	181,306	192,099
4.00%, 12/01/2040	396,602	427,423
4.00%, 12/01/2040	2,181,168	2,347,830
4.50%, 12/01/2040	2,817,933	3,091,431
4.50%, 12/01/2040	9,677,102	10,640,147
4.00%, 01/01/2041	2,903,201	3,127,248
4.00%, 01/01/2041	2,930,956	3,157,068
4.00%, 01/01/2041	2,635,441	2,838,338
4.00%, 01/01/2041	886,922	954,946
4.00%, 01/01/2041	1,136,781	1,224,981
4.00%, 01/01/2041	1,768,929	1,905,289
4.00%, 01/01/2041	447,940	482,481
3.50%, 02/01/2041	15,024,770	15,919,685
4.00%, 02/01/2041	2,439,840	2,629,317
4.00%, 02/01/2041	110,046	118,542
5.00%, 02/01/2041	1,204,796	1,363,740
4.50%, 03/01/2041	1,905,417	2,095,465
5.50%, 03/01/2041	79,625	90,477
4.50%, 04/01/2041	1,782,795	1,956,016
4.50%, 05/01/2041	3,417,779	3,757,986
6.00%, 07/01/2041	7,928,803	9,104,087
4.00%, 09/01/2041	502,837	541,716
4.00%, 10/01/2041	1,776,120	1,913,747
4.00%, 10/01/2041	1,321,125	1,423,790
4.00%, 10/15/2041 (3)	22,955,000	24,654,207
4.50%, 10/15/2041 (3)	37,250,000	40,796,006
5.50%, 10/15/2041 (3)	5,000,000	5,634,713
3.50%, 11/01/2041	6,647,727	7,042,587
3.50%, 11/01/2041	610,680	644,367
3.50%, 12/01/2041	842,512	892,953
4.00%, 12/01/2041	2,539,952	2,737,418
4.00%, 12/01/2041	2,373,814	2,550,293
4.00%, 12/01/2041	3,825,441	4,121,856
4.00%, 01/01/2042	5,846,949	6,306,611
4.50%, 01/01/2042	4,415,834	4,853,407
3.50%, 02/01/2042	755,849	797,842
4.00%, 03/01/2042	257,132	270,504
3.00%, 05/01/2042	847,533	883,297
3.50%, 05/01/2042	12,571,907	13,315,017
5.00%, 05/01/2042	4,223,487	4,705,912
3.50%, 06/01/2042	2,882,389	3,051,450
3.50%, 07/01/2042	6,388,175	6,763,815
3.50%, 07/01/2042	1,764,820	1,874,124
4.00%, 07/01/2042	1,249,572	1,360,557
4.00%, 07/01/2042	766,914	835,427
4.00%, 07/01/2042	624,279	679,944
4.00%, 07/01/2042	696,936	759,058
4.00%, 08/01/2042	8,972,868	9,694,518
3.50%, 09/01/2042	1,499,346	1,599,487
3.50%, 09/01/2042	8,452,386	8,947,940
3.00%, 10/01/2042	7,722,277	8,047,965
3.50%, 10/01/2042	1,153,824	1,222,199
3.50%, 10/01/2042	637,752	676,072
3.00%, 10/15/2042 (3)	77,810,000	80,898,084
3.00%, 11/01/2042	2,811,847	2,930,762
3.50%, 11/01/2042	10,826,876	11,467,773
3.50%, 11/01/2042	4,511,048	4,792,289
3.00%, 12/01/2042	1,785,505	1,860,563
3.00%, 12/01/2042	170,733	177,954
3.00%, 01/01/2043	2,425,526	2,528,037
3.00%, 01/01/2043	2,545,089	2,652,592
3.00%, 01/01/2043	2,279,399	2,377,927
3.00%, 01/01/2043	1,494,766	1,557,772
3.50%, 01/01/2043	1,194,572	1,274,454
3.50%, 01/01/2043	1,702,856	1,803,403
3.00%, 02/01/2043	1,266,909	1,321,749
3.50%, 02/01/2043	114,803	121,600
3.50%, 02/01/2043	112,057	118,678
3.50%, 03/01/2043	2,304,425	2,457,944
3.50%, 03/01/2043	829,207	885,226
3.00%, 04/01/2043	1,856,215	1,937,806
3.00%, 04/01/2043	4,143,997	4,318,236
3.50%, 04/01/2043	2,850,740	3,028,440
3.50%, 04/01/2043	7,446,060	7,887,225
3.00%, 05/01/2043	205,169	213,782
3.00%, 05/01/2043	15,921,250	16,588,983
3.50%, 05/01/2043	146,559	156,228
3.50%, 05/01/2043	2,428,095	2,592,066
3.50%, 05/01/2043	1,130,386	1,206,141
3.50%, 05/01/2043	3,027,815	3,232,464
3.00%, 06/01/2043	163,705	170,575
3.00%, 06/01/2043	347,421	362,015
3.00%, 06/01/2043	834,998	870,096
3.00%, 06/01/2043	1,219,982	1,271,337
3.00%, 06/01/2043	10,103,903	10,528,834
3.00%, 06/01/2043	130,020	135,496
3.50%, 06/01/2043	2,684,825	2,866,071
3.00%, 07/01/2043	2,153,353	2,243,571
3.00%, 07/01/2043	646,666	673,804
3.00%, 07/01/2043	4,757,149	4,957,121
3.00%, 07/01/2043	110,126	114,762
3.00%, 07/01/2043	1,534,671	1,598,863
3.00%, 07/01/2043	591,086	615,919
3.00%, 07/01/2043	131,951	137,484
3.00%, 07/01/2043	163,498	170,360
3.00%, 07/01/2043	497,946	518,731
3.50%, 07/01/2043	14,461,912	15,380,024
4.00%, 07/01/2043	1,608,501	1,751,985
3.00%, 08/01/2043	4,869,879	5,074,101
3.00%, 08/01/2043	2,227,570	2,320,993
3.00%, 08/01/2043	5,520,582	5,754,403
3.00%, 08/01/2043	1,596,660	1,664,129
3.00%, 08/01/2043	2,530,321	2,636,665
3.00%, 09/01/2043	148,774	155,003
3.00%, 09/01/2043	3,667,400	3,821,349
3.00%, 09/01/2043	2,283,463	2,376,224
3.00%, 09/01/2043	92,597	96,359
5.00%, 09/01/2043	2,356,519	2,614,993
2.50%, 10/01/2043	3,140,035	3,182,834
3.00%, 10/01/2043	133,833	139,458
3.00%, 10/01/2043	143,982	150,068
3.00%, 10/01/2043	71,828	74,746
4.00%, 11/01/2043	7,160,151	7,692,467
0.00%, 11/15/2043 (3)	23,000,000	24,673,788
4.00%, 12/01/2043	301,917	324,363
4.00%, 12/01/2043	3,573,384	3,892,087
5.00%, 01/01/2044	3,448,741	3,840,921
4.00%, 09/01/2044	2,812,474	3,021,565
3.50%, 02/01/2045	8,485,757	9,064,972
3.00%, 04/01/2045	11,833,423	12,357,599
3.50%, 04/01/2045	18,265,889	19,276,256
3.50%, 07/01/2045	4,294,275	4,569,285
4.00%, 07/01/2045	13,475,465	14,583,941
3.50%, 08/01/2045	5,461,802	5,811,511
4.00%, 09/01/2045	7,513,990	8,216,738
3.50%, 10/01/2045	6,000,000	6,330,325
3.50%, 11/01/2045	4,758,136	5,022,010
3.50%, 11/01/2045	5,503,966	5,826,096
3.50%, 11/01/2045	5,670,366	6,001,811
0.00%, 01/01/2046	5,712,011	6,193,677
3.50%, 01/01/2046	1,778,892	1,892,886
3.50%, 01/01/2046	4,000,973	4,221,243
3.50%, 01/01/2046	16,474,766	17,385,482
3.50%, 01/01/2046	3,287,101	3,471,670
3.50%, 01/01/2046	1,999,810	2,127,842
3.50%, 02/01/2046	7,209,698	7,689,666
3.50%, 03/01/2046	8,049,746	8,600,284
4.00%, 03/01/2046	9,355,729	10,147,474
4.00%, 03/01/2046	6,245,245	6,775,492
3.50%, 05/01/2046	6,850,559	7,276,886
3.50%, 05/01/2046	2,859,070	3,026,621
4.00%, 07/01/2046	9,899,499	10,740,029
4.50%, 07/01/2046	5,888,025	6,468,624

3.50%, 09/01/2046	4,128,364	4,410,778
2.50%, 10/15/2046 (3)	10,500,000	10,593,515
6.00%, 11/01/2048	59,877	66,640
Fannie Mae REMIC Trust 2003-W1
5.62%, 12/25/2042	152,434	173,249
6.24%, 12/25/2042	39,889	46,450
Fannie Mae REMIC Trust 2003-W4
6.24%, 10/25/2042	23,098	26,368
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	812,840
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	127,290	151,462
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	14,634	14,664
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	223,849	264,389
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	212,727	238,667
Fannie Mae REMIC Trust 2007-W1
6.35%, 08/25/2047	29,982	34,161
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	65,984	74,043
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	63,027	58,198
Fannie Mae REMIC Trust 2007-W7
36.03%, 07/25/2037	47,972	74,124
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,085,742	1,246,973
Fannie Mae REMICS
0.64%, 10/01/2016 IO	438,653	7
6.00%, 12/25/2016	4	4
6.00%, 12/25/2016	1,103	1,116
6.00%, 12/25/2016	171	173
6.00%, 12/25/2016	27	27
6.00%, 02/25/2017	483	484
6.00%, 02/25/2017	1,375	1,394
1.03%, 03/25/2017	10	10
6.00%, 03/25/2017	5	5
6.00%, 04/25/2017	186	186
6.00%, 04/25/2017	4,993	5,075
6.00%, 04/25/2017	1,421	1,425
18.06%, 05/25/2017	2,999	3,158
6.00%, 06/25/2017	382	384
5.50%, 09/25/2017	2,801	2,816
5.00%, 10/25/2017	2,950	2,995
5.00%, 05/25/2018	12,460	12,751
4.75%, 09/25/2018	62,673	64,224
4.00%, 04/25/2019	16,098	16,411
8.00%, 07/25/2019	4,956	5,248
8.00%, 10/25/2019	1,545	1,644
4.00%, 11/25/2019	17,771	18,147
8.50%, 11/25/2019	1,040	1,117
9.00%, 11/25/2019	527	563
9.40%, 11/25/2019	851	912
7.50%, 12/25/2019	2,140	2,263
8.50%, 01/25/2020	231	249
8.80%, 01/25/2020	579	622
7.00%, 05/25/2020	250	270
5.50%, 06/25/2020	243	254
9.50%, 06/25/2020	369	400
7.00%, 07/25/2020	2,036	2,155
5.50%, 08/25/2020	286	300
6.50%, 08/25/2020	2,961	3,122
505.00%, 08/25/2020	5	40
1118.04%, 08/25/2020 IO	6	53
6.50%, 09/25/2020	1,348	1,420
7.00%, 09/25/2020	392	418
9.00%, 10/25/2020	1,642	1,776
20.81%, 11/25/2020	234	323
652.15%, 12/25/2020 IO	12	137
7.00%, 01/25/2021	489	519
908.50%, 02/25/2021 IO	1	4
5.00%, 03/25/2021	545	573
7.00%, 03/25/2021	19,382	20,769
16.76%, 05/25/2021	379	465
8.50%, 06/25/2021	472	522
8.75%, 06/25/2021	2,057	2,267
1026.89%, 06/25/2021	14	130
6.50%, 07/25/2021	1,212	1,290
6.50%, 09/25/2021	113,631	126,644
14.57%, 09/25/2021	1,264	1,435
8.75%, 10/25/2021	3,699	4,001
26.01%, 12/25/2021	596	783
6.00%, 02/25/2022	112,906	125,081
6.50%, 02/25/2022	18,339	20,472
0.00%, 03/25/2022 PO	45,404	43,293
7.50%, 06/25/2022	109	120
7.00%, 07/25/2022	1,724	1,865
7.50%, 07/25/2022	18,464	20,384
8.00%, 07/25/2022	5,271	5,452
8.00%, 07/25/2022	20,632	22,850
1184.78%, 07/25/2022 IO	7	133
6.00%, 08/25/2022	3,287	3,504
6.00%, 08/25/2022	2,240	2,256
6.50%, 08/25/2022	4,209	4,514
0.55%, 09/25/2022	1,756	1,756
5.50%, 09/25/2022	2,302	2,450
6.00%, 09/25/2022	140,788	156,679
7.50%, 09/25/2022	17,608	19,096
7.75%, 09/25/2022	8,179	9,046
8.00%, 09/25/2022	25,000	27,622
0.00%, 10/25/2022 PO	2,566	2,475
1.39%, 10/25/2022	1,545	1,565
7.00%, 10/25/2022	3,479	3,850
7.50%, 10/25/2022	11,396	12,730
7.90%, 01/25/2023	12,344	13,892
6.50%, 02/25/2023	4,901	5,425
7.00%, 02/25/2023	52,115	57,755
15.50%, 02/25/2023	2,125	2,900
5.50%, 03/25/2023	245,389	269,203
6.50%, 03/25/2023	3,748	4,116
7.00%, 03/25/2023	31,975	35,181
7.50%, 03/25/2023	12,007	13,249
7.70%, 03/25/2023	5,300	5,943
0.00%, 04/25/2023 PO	1,821	1,745
5.50%, 04/25/2023	14,198	15,276
5.50%, 04/25/2023	455,112	500,755
6.00%, 04/25/2023	8,195	9,349
7.00%, 04/25/2023	11,478	12,637
18.92%, 04/25/2023	5,507	7,693
18.99%, 04/25/2023 IO	9,410	3,570
5.50%, 05/25/2023	106,014	114,581
7.00%, 05/25/2023	123,414	137,023
5.00%, 06/25/2023	92,463	95,836
5.97%, 06/25/2023 IO	75,558	6,283
7.12%, 06/25/2023 IO	27,497	637
4.50%, 07/25/2023	177,309	186,569
6.50%, 07/25/2023	2,943	3,245
6.79%, 07/25/2023	64,360	70,464
7.00%, 07/25/2023	60,696	66,195
7.00%, 07/25/2023	41,696	46,202
1.41%, 08/25/2023	7,425	7,541
6.88%, 08/25/2023	53,881	59,383
7.00%, 08/25/2023	99,636	109,603
7.52%, 08/25/2023 IO	3,817	343
9.18%, 08/25/2023 IO	48,929	10,477
0.00%, 09/25/2023 PO	4,641	4,474
0.00%, 09/25/2023 PO	1,693	1,611
1.18%, 09/25/2023	57,553	57,612
6.50%, 09/25/2023	5,149	5,712
12.50%, 09/25/2023	3,553	4,078
13.39%, 09/25/2023	2,862	3,662
1.08%, 10/25/2023	423	423
6.50%, 10/25/2023	35,089	38,852
6.50%, 10/25/2023	79,867	92,022
10.50%, 10/25/2023	1,702	2,125
21.91%, 10/25/2023	4,744	7,069
26.72%, 10/25/2023	2,553	4,046
0.00%, 11/25/2023 PO	547	522
6.50%, 11/25/2023	29,440	33,920
1.13%, 12/25/2023	2,208	2,238
1.53%, 12/25/2023	6,333	6,403
6.50%, 12/25/2023	7,646	8,538
12.26%, 12/25/2023	2,947	3,759
22.66%, 12/25/2023	6,333	9,569
27.94%, 12/25/2023	7,784	12,558
5.00%, 02/25/2024 IO	111,187	6,956
5.00%, 03/25/2024 IO	44,763	2,217
5.00%, 03/25/2024 IO	77,462	2,895
6.50%, 03/25/2024	25,742	28,514
6.50%, 03/25/2024	140,523	153,514
7.00%, 04/25/2024	91,293	102,483
7.00%, 04/25/2024	203,245	225,548
5.50%, 07/25/2024	26,415	28,762
5.50%, 08/25/2024	237,531	261,818
5.00%, 11/25/2024	384,427	419,339
8.50%, 01/25/2025	4,980	5,762
8.80%, 01/25/2025	8,068	9,204
0.83%, 07/25/2025	55,350	55,452
5.50%, 08/25/2025	224,724	250,156
5.50%, 01/25/2026	156,628	171,179
30.62%, 10/25/2026	30,050	50,968
7.00%, 11/25/2026	50,782	56,292
1.84%, 03/25/2027 IO	9,394	310
1.84%, 03/25/2027 IO	30,742	988
7.50%, 04/18/2027	8,259	9,136
7.50%, 04/20/2027	12,462	14,545
6.50%, 04/25/2027	30,596	35,253
7.50%, 05/20/2027	50,787	59,366
0.93%, 05/25/2027	4,420,130	4,420,982
6.50%, 07/18/2027	2,661	3,066
7.00%, 12/18/2027 IO	13,075	1,433
6.00%, 07/18/2028	17,718	20,299
7.07%, 07/25/2028 IO	477,195	79,480
3.00%, 12/25/2028	1,237,521	1,278,475
6.00%, 12/25/2028	9,399	10,346
7.62%, 12/25/2028 IO	16,837	2,816
5.00%, 03/25/2029	426,975	467,658
5.50%, 04/18/2029	38,871	43,356
6.35%, 04/25/2029	10,043	11,154
7.50%, 12/18/2029	14,381	16,834
7.50%, 02/25/2030	79,331	91,104
8.57%, 07/25/2030 IO	28,412	7,250
8.50%, 01/25/2031 IO	3,676	661
7.00%, 03/25/2031	10,575	12,185
3.50%, 04/25/2031	1,084,000	1,166,188
6.00%, 07/25/2031 IO	51,983	10,119
7.00%, 07/25/2031	29,299	33,571
7.00%, 08/25/2031	55,417	64,770
6.50%, 09/25/2031	12,009	13,872
7.00%, 09/25/2031	71,637	82,637
7.00%, 09/25/2031	12,170	14,072
7.00%, 09/25/2031	14,214	16,154
22.66%, 09/25/2031	39,710	70,866
6.50%, 10/25/2031	9,139	10,277
21.37%, 10/25/2031	23,664	35,012
6.00%, 11/25/2031	95,378	109,718
7.00%, 11/25/2031	93,025	105,813
14.44%, 11/25/2031	27,362	38,781
16.24%, 12/25/2031	3,175	4,500
0.00%, 01/25/2032 PO	3,989	3,779
23.48%, 02/25/2032	13,376	22,978
1.60%, 03/25/2032 IO	100,610	5,220
10.00%, 03/25/2032	1,498	1,936
0.00%, 04/25/2032 PO	2,986	2,814
6.00%, 04/25/2032	239,242	275,520
6.50%, 04/25/2032	45,102	51,645
6.50%, 05/25/2032	91,852	103,043
6.50%, 06/25/2032	35,167	40,994
6.50%, 07/25/2032 IO	174,533	29,065
6.50%, 08/25/2032	102,354	119,590
18.36%, 08/25/2032	82,148	95,411
1.33%, 11/25/2032	468,714	479,494
5.00%, 11/25/2032	23,075	25,141
6.00%, 11/25/2032	675,114	775,203
8.50%, 11/25/2032	30,603	36,863
0.00%, 12/25/2032 PO	19,771	18,723
5.50%, 12/25/2032	240,883	261,440
13.52%, 12/25/2032	16,231	20,004
0.00%, 01/25/2033 PO	32,463	31,908
6.50%, 02/25/2033	35,149	39,332
5.00%, 03/25/2033 IO	46,582	6,757
6.00%, 03/25/2033	66,000	68,998
4.00%, 04/25/2033	364,961	392,919
0.00%, 05/25/2033 PO	12,573	11,507
4.00%, 05/25/2033	18,750	20,184
6.00%, 05/25/2033	68,505	79,449
6.00%, 05/25/2033	233,000	261,939
6.00%, 05/25/2033 IO	16,358	3,585
6.00%, 05/25/2033	124,000	145,702
6.50%, 05/25/2033 IO	155,819	28,491
7.00%, 05/25/2033 IO	257,117	31,515
5.75%, 06/25/2033	104,828	119,686
6.57%, 06/25/2033 IO	140,279	13,977
13.15%, 06/25/2033	104,348	127,092
12.44%, 07/25/2033	40,904	51,891
13.15%, 07/25/2033	34,703	38,894
0.00%, 08/25/2033 PO	11,423	10,917
5.50%, 08/25/2033	186,678	211,324
5.50%, 08/25/2033	42,588	42,907
5.50%, 08/25/2033 IO	405,991	68,176
6.77%, 08/25/2033	110,038	124,671
9.22%, 08/25/2033	9,385	10,905
16.57%, 08/25/2033	63,827	86,466
3.50%, 09/25/2033	1,500,000	1,625,577
11.62%, 09/25/2033	29,764	36,329
3.00%, 10/25/2033	908,000	930,682
5.50%, 10/25/2033	1,315,664	1,501,306
7.07%, 11/25/2033 IO	203,863	46,060
0.00%, 12/25/2033 PO	153,966	146,739
13.05%, 12/25/2033	47,881	53,583
1.28%, 01/25/2034	235,622	240,034
10.73%, 01/25/2034	11,899	14,593
15.15%, 01/25/2034	25,023	31,449
5.50%, 02/25/2034	46,611	48,673
26.50%, 02/25/2034	66,417	80,598
0.00%, 03/25/2034 PO	204,492	192,543
0.93%, 03/25/2034	187,558	187,719
5.50%, 04/25/2034	335,305	376,711
18.08%, 04/25/2034	114,260	170,023
0.93%, 05/25/2034	414,900	414,699
15.06%, 05/25/2034	29,782	39,307
18.08%, 05/25/2034	177,390	268,999
21.90%, 05/25/2034	38,040	57,390
5.50%, 07/25/2034	726,364	813,287
13.19%, 07/25/2034	26,994	36,151
0.78%, 08/25/2034	134,961	134,943
18.36%, 11/25/2034	58,145	73,000
20.07%, 12/25/2034	1,706	1,816
23.16%, 01/25/2035	19,548	24,632
0.00%, 04/25/2035 PO	126,794	121,466
0.88%, 04/25/2035	191,198	190,821
15.69%, 05/25/2035	17,868	22,990
18.58%, 05/25/2035	232,132	328,352
18.69%, 05/25/2035	159,582	226,259
22.82%, 05/25/2035	53,288	77,463
5.00%, 06/25/2035	61,177	64,115
6.50%, 06/25/2035	2,272	2,361
22.87%, 06/25/2035	61,842	92,668
5.75%, 07/25/2035	2,183,573	2,498,406
6.18%, 07/25/2035 IO	137,151	26,973
16.06%, 07/25/2035	48,752	72,233
5.50%, 08/25/2035	203,074	230,221
5.50%, 08/25/2035	1,080,584	1,166,533
15.39%, 08/25/2035	70,435	99,377
15.56%, 08/25/2035	96,762	133,346
0.00%, 09/25/2035 PO	32,005	30,751
22.10%, 09/25/2035	24,214	38,010
0.00%, 10/25/2035 PO	43,630	41,253
5.75%, 10/25/2035	202,619	221,239
15.56%, 10/25/2035	83,280	112,578
22.64%, 11/25/2035	409,013	631,801
5.50%, 12/25/2035	102,870	111,821
5.50%, 12/25/2035	584,000	687,419
6.00%, 12/25/2035	1,000,000	1,109,735
6.00%, 12/25/2035	40,937	45,628
0.00%, 01/25/2036 PO	21,143	20,566
5.50%, 01/25/2036	76,089	83,322
0.00%, 03/25/2036 PO	33,953	30,919
0.00%, 03/25/2036 PO	306,480	271,016
5.50%, 03/25/2036	173,557	188,344
5.50%, 03/25/2036	437,419	496,848
5.50%, 03/25/2036	460,222	522,690
6.17%, 03/25/2036 IO	1,123,760	244,155
22.64%, 03/25/2036	27,298	42,227
0.00%, 04/25/2036 PO	52,278	47,473
0.00%, 04/25/2036 PO	120,447	112,649
0.00%, 04/25/2036 PO	105,385	96,376
0.78%, 04/25/2036	183,403	182,171
27.79%, 05/25/2036	34,455	62,242
0.00%, 06/25/2036 PO	200,155	191,731
0.00%, 06/25/2036 PO	85,932	82,431
0.00%, 06/25/2036 PO	29,092	27,862
0.00%, 06/25/2036 PO	246,698	234,871
0.00%, 06/25/2036 PO	59,518	56,289
0.93%, 06/25/2036	67,898	67,854
6.05%, 06/25/2036 IO	252,384	36,993
22.27%, 06/25/2036	10,843	16,074
0.77%, 06/27/2036	1,268,659	1,238,636
0.00%, 07/25/2036 PO	68,109	62,702
0.00%, 07/25/2036 PO	36,936	35,184
0.00%, 07/25/2036 PO	19,160	18,281
0.00%, 07/25/2036 PO	56,144	54,814
0.82%, 07/25/2036	555,261	553,297
0.99%, 07/25/2036	59,629	59,308
5.99%, 07/25/2036 IO	99,091	19,334
6.00%, 07/25/2036	827,798	952,580
6.50%, 07/25/2036	528,163	608,378
6.50%, 07/25/2036	398,488	470,199
26.70%, 07/25/2036	32,533	60,303
36.75%, 07/25/2036	25,983	50,144
0.00%, 08/25/2036 PO	65,439	63,138
0.00%, 08/25/2036 PO	51,191	48,255
0.00%, 08/25/2036 PO	24,083	23,142
0.00%, 08/25/2036 PO	123,140	116,763
0.88%, 08/25/2036	215,968	215,546
5.97%, 08/25/2036 IO	93,197	26,610
6.50%, 08/25/2036	65,453	74,309
6.50%, 08/25/2036	296,609	343,166
0.00%, 09/25/2036 PO	65,850	63,211
0.00%, 09/25/2036 PO	43,268	41,683
0.00%, 09/25/2036 PO	67,401	63,492
6.50%, 09/25/2036	47,563	53,989
4.50%, 10/25/2036	321,853	351,788
24.10%, 10/25/2036	40,931	65,945
0.00%, 11/25/2036 PO	110,474	105,554
0.00%, 11/25/2036 PO	17,385	16,599
0.00%, 11/25/2036 PO	46,308	44,279
0.00%, 12/25/2036 PO	23,698	22,451
0.00%, 12/25/2036 PO	55,812	50,913
0.58%, 12/25/2036	624,244	622,413
0.59%, 12/25/2036	160,141	156,627
6.12%, 12/25/2036 IO	265,425	29,714
24.46%, 12/25/2036	12,991	20,162
0.00%, 01/25/2037 PO	166,517	152,866
0.00%, 01/25/2037 PO	52,942	49,276
5.50%, 01/25/2037	91,750	98,403
0.78%, 02/25/2037	212,099	211,278
35.85%, 02/25/2037	8,374	21,465
0.00%, 03/25/2037 PO	49,648	45,609
1.03%, 03/25/2037	129,891	130,267
1.28%, 03/25/2037	168,570	170,881
5.00%, 03/25/2037	14,371	15,799
5.55%, 03/25/2037 IO	19,167	3,206
5.91%, 03/25/2037 IO	465,846	88,439
6.00%, 03/25/2037	860,143	943,791
0.00%, 04/25/2037 PO	161,728	155,842
5.57%, 04/25/2037 IO	167,228	28,252
20.92%, 04/25/2037	97,646	147,062
0.00%, 05/25/2037 PO	33,526	32,317
0.83%, 05/25/2037	87,298	86,996
6.00%, 05/25/2037	506,101	574,380
0.93%, 06/25/2037	548,967	548,779
0.98%, 06/25/2037	41,713	43,545
5.25%, 06/25/2037 IO	92,754	14,280
5.57%, 06/25/2037 IO	355,852	57,009
5.57%, 06/25/2037 IO	118,531	22,166
6.50%, 06/25/2037	55,635	62,752
0.00%, 07/25/2037 PO	114,400	106,064
0.90%, 07/25/2037	98,104	98,245
1.03%, 07/25/2037	64,760	65,009
5.50%, 07/25/2037	277,342	313,815
5.87%, 07/25/2037 IO	720,829	132,003
6.09%, 07/25/2037 IO	389,266	51,328
6.62%, 07/25/2037 IO	1,157,913	269,461
15.19%, 07/25/2037	68,211	90,210
0.98%, 08/25/2037	455,221	456,826
5.50%, 08/25/2037	161,394	176,953
6.00%, 08/25/2037	224,768	253,301
6.00%, 08/25/2037	44,644	50,412
6.00%, 08/25/2037	278,973	306,005
6.00%, 08/25/2037	208,396	234,017
22.09%, 08/25/2037	101,118	153,565
0.98%, 09/25/2037	1,749,213	1,758,199
6.01%, 09/25/2037 IO	358,753	74,585
14.84%, 09/25/2037	26,067	36,601
0.00%, 10/25/2037 PO	984,839	896,891
5.92%, 10/25/2037 IO	357,589	65,732
5.93%, 10/25/2037 IO	387,985	57,498
6.16%, 10/25/2037	142,540	159,485
0.73%, 10/27/2037	913,726	912,138
5.83%, 12/25/2037 IO	23,462	3,572
5.87%, 12/25/2037 IO	445,642	70,731
5.92%, 12/25/2037 IO	368,423	76,272
6.50%, 12/25/2037	316,353	375,010
1.58%, 01/25/2038 IO	971,536	69,388
5.38%, 02/25/2038 IO	419,043	69,524
5.47%, 02/25/2038 IO	699,337	131,064
1.43%, 03/25/2038	91,188	92,630
5.67%, 03/25/2038 IO	113,334	18,812
5.70%, 03/25/2038 IO	102,186	15,196
6.46%, 03/25/2038 IO	171,348	33,717
12.95%, 03/25/2038	45,146	57,248
5.50%, 04/25/2038	841,487	864,594
6.32%, 04/25/2038 IO	110,410	18,572
6.37%, 04/25/2038 IO	157,582	25,466
6.50%, 04/25/2038	108,842	119,353
19.12%, 04/25/2038	53,870	78,181
0.00%, 05/25/2038 PO	5,207	4,923
1.84%, 06/25/2038 IO	405,843	26,782
5.00%, 07/25/2038	95,287	105,713
5.00%, 07/25/2038	80,801	88,492
5.50%, 07/25/2038	551,954	606,297
6.67%, 07/25/2038 IO	106,928	19,728
5.32%, 09/25/2038 IO	206,143	31,298
5.32%, 09/25/2038 IO	370,661	53,997
4.50%, 11/25/2038	48,728	49,973
0.93%, 12/25/2038	203,282	203,707
4.00%, 02/25/2039	281,508	289,997
4.50%, 02/25/2039	22,902	24,467
6.02%, 02/25/2039 IO	242,884	51,101
6.12%, 03/25/2039 IO	191,080	28,694
0.98%, 04/25/2039	516,392	519,325
4.00%, 07/25/2039	1,094,735	1,103,956
5.00%, 07/25/2039 IO	165,551	21,697
7.00%, 07/25/2039	11,848	13,217
5.00%, 08/25/2039	601,523	675,890
6.00%, 08/25/2039	707,760	811,576
5.00%, 09/25/2039	508,799	547,554
6.02%, 09/25/2039	291,893	336,956
5.37%, 10/25/2039 IO	157,581	19,419
5.50%, 10/25/2039 IO	384,801	56,727
2.94%, 12/25/2039	701,975	741,390
5.65%, 12/25/2039 IO	187,173	28,354
6.29%, 12/25/2039	456,334	525,159
0.00%, 01/25/2040 PO	89,864	84,750
5.72%, 01/25/2040 IO	291,481	43,954
6.21%, 02/25/2040	122,608	141,835
1.13%, 03/25/2040	200,322	202,808
6.24%, 03/25/2040	341,484	395,209
6.44%, 03/25/2040	373,500	438,590
11.61%, 03/25/2040	588,392	754,822
1.13%, 04/25/2040	171,766	173,045
5.89%, 04/25/2040 IO	248,921	33,664
15.92%, 04/25/2040	269,365	375,629
1.13%, 05/25/2040	168,293	169,718
5.87%, 05/25/2040 IO	151,767	26,073
0.00%, 06/25/2040 PO	147,168	133,108
5.00%, 06/25/2040	1,433,990	1,592,636
5.50%, 06/25/2040	1,007,000	1,116,289
5.50%, 07/25/2040	692,166	776,717
4.00%, 08/25/2040	2,403,481	2,486,963
5.00%, 09/25/2040	206,000	246,072
5.50%, 10/25/2040	2,012,000	2,371,614
3.91%, 11/25/2040 IO	1,428,460	139,837
1.08%, 01/25/2041	376,673	378,415
6.00%, 01/25/2041 IO	1,142,067	271,262
1.86%, 04/25/2041 IO	2,508,548	188,957
1.03%, 07/25/2041	129,593	129,969
1.08%, 08/25/2041	402,067	406,930
1.03%, 11/25/2041	459,102	459,405
7.00%, 11/25/2041	2,553,307	3,053,841
7.00%, 11/25/2041	2,261,663	2,692,640
7.00%, 11/25/2041	2,937,193	3,496,711
3.50%, 03/25/2042	1,000,000	1,067,822
6.50%, 06/25/2042	83,967	99,692
0.98%, 09/25/2042	681,585	686,543
1.03%, 09/25/2042	2,523,309	2,502,144
1.03%, 09/25/2042	337,732	337,328
1.03%, 10/25/2042	1,102,007	1,099,416
3.00%, 02/25/2043	1,000,000	1,000,236
3.50%, 02/25/2043	668,487	703,862
0.00%, 09/25/2043 PO	2,062,448	1,763,714
0.00%, 10/25/2043 PO	1,453,661	1,249,087
0.00%, 12/25/2043 PO	3,923,715	3,321,266
3.00%, 01/25/2046	3,027,271	3,194,097
5.57%, 11/25/2049 IO	171,795	24,330
5.82%, 02/25/2051	219,009	242,614
5.45%, 07/25/2051	72,876	81,946
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	82,345	94,762
6.50%, 07/25/2042	143,377	168,858
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	540,474	623,603
6.50%, 09/25/2042	233,572	275,646
Fannie Mae Trust 2003-W8
0.93%, 05/25/2042	52,213	51,692
7.00%, 10/25/2042	288,824	343,064
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	377,895	451,747
5.04%, 11/25/2043	12,947	12,931
Fannie Mae Trust 2004-W15
0.78%, 08/25/2044	246,131	244,812
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	87,435	102,322
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	89,642	102,398
Fannie Mae Trust 2005-W3
0.75%, 03/25/2045	1,976,698	1,923,929
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	107,233	123,383
Fannie Mae Trust 2006-W2
2.52%, 11/25/2045	275,027	292,655
0.75%, 02/25/2046	922,922	922,109
Fannie Mae Whole Loan
0.79%, 11/25/2046	2,366,959	2,372,167
Fannie Mae-Aces
1.02%, 08/25/2019	520,449	518,417
1.80%, 12/25/2019	743,000	751,703
4.33%, 03/25/2020	755,247	813,898
3.66%, 11/25/2020	605,212	644,228
3.73%, 06/25/2021	5,158,000	5,612,741
3.76%, 06/25/2021	1,032,000	1,124,794
2.92%, 08/25/2021	706,000	744,219
2.61%, 10/25/2021	3,000,000	3,136,949
1.38%, 11/25/2022	3,741,831	3,753,254
2.28%, 12/25/2022	1,357,000	1,393,128
2.39%, 01/25/2023	1,342,000	1,387,202
3.51%, 12/25/2023	8,394,000	9,224,710
3.50%, 01/25/2024	16,000,000	17,568,459
3.10%, 07/25/2024	1,066,000	1,145,210
3.02%, 08/25/2024	1,273,000	1,361,608
2.53%, 09/25/2024	1,390,000	1,441,094
2.72%, 10/25/2024	13,450,000	14,103,765
2.59%, 12/25/2024	1,640,000	1,703,754
3.15%, 12/25/2024	2,900,747	3,113,010
2.83%, 01/25/2025	3,500,000	3,690,937
2.90%, 01/25/2025	2,000,000	2,122,865
3.04%, 11/25/2025	8,800,000	9,410,760
2.38%, 09/25/2026	5,500,000	5,471,031
3.09%, 04/25/2027	23,211,000	25,089,680
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $891,030) (1)	881,246	891,316
FHLMC Multifamily Structured Pass Through Certificates
5.05%, 01/25/2019	3,175,000	3,408,714
5.09%, 03/25/2019	9,000,000	9,740,664
1.78%, 06/25/2020 IO	58,152,921	2,603,599
2.57%, 09/25/2020	9,500,000	9,833,305
2.60%, 09/25/2020	763,000	788,250
2.87%, 12/25/2021	5,500,000	5,814,605
1.58%, 05/25/2022 IO	54,917,321	3,676,709
2.37%, 05/25/2022	15,905,000	16,511,711
1.22%, 09/25/2022	5,154,697	5,157,922
1.01%, 10/25/2022 IO	23,088,155	1,013,722
2.31%, 10/25/2022	6,000,000	6,149,383
2.52%, 01/25/2023	2,000,000	2,077,697
2.62%, 01/25/2023	8,500,000	8,854,121
3.06%, 07/25/2023	8,150,000	8,781,367
3.53%, 07/25/2023	12,628,000	13,982,536
3.49%, 01/25/2024	5,000,000	5,538,186
3.39%, 03/25/2024	4,286,000	4,718,256
3.24%, 09/25/2024	2,152,000	2,352,466
3.17%, 10/25/2024	2,301,000	2,503,733
2.81%, 01/25/2025	29,255,000	31,084,201
2.77%, 05/25/2025	4,250,000	4,459,831
3.16%, 05/25/2025	5,600,000	6,023,306
3.28%, 06/25/2025	4,191,000	4,594,727
3.01%, 07/25/2025	1,532,000	1,646,444
3.00%, 12/25/2025	2,236,000	2,403,226
1.50%, 03/25/2026	56,023,722	5,827,733
3.08%, 01/25/2031	4,126,000	4,437,029
FHLMC Structured Pass Through Securities
5.89%, 07/25/2032	77,910	88,842
5.40%, 07/25/2033	232,507	278,396
3.23%, 10/25/2037	1,979,397	2,091,551
7.50%, 02/25/2042	324,210	389,341
7.50%, 08/25/2042	50,067	61,674
6.50%, 02/25/2043	315,557	380,790
7.00%, 02/25/2043	105,760	127,338
5.23%, 05/25/2043	745,015	834,963
0.00%, 07/25/2043 PO	30,265	26,457
7.50%, 07/25/2043	77,216	95,846
0.00%, 09/25/2043 PO	35,747	31,241
7.50%, 09/25/2043	426,830	516,542
0.00%, 10/25/2043 PO	39,619	33,438
7.00%, 10/25/2043	428,477	514,148
1.69%, 10/25/2044	844,658	862,084
FHLMC-GNMA
7.00%, 03/25/2023	18,069	19,747
6.25%, 11/25/2023	11,650	12,968
7.50%, 04/25/2024	85,184	95,558
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	12,749	12,828
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	154,381	132,441
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	44,407	44,344
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 01/25/2022	80,915	71,507
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.12%, 08/25/2037 IO	1,286,819	319,500
First Horizon Mortgage Pass-Through Trust 2004-AR2
3.07%, 05/25/2034	68,845	68,014
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.71%, 02/25/2035	377,292	375,477
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.93%, 04/25/2035	222,931	222,974
Freddie Mac Gold Pool
6.00%, 04/01/2017	32,724	33,008
6.00%, 04/01/2017	13,584	13,668
5.50%, 06/01/2017	582	588
5.00%, 10/01/2017	8,516	8,751
6.50%, 11/01/2017	495	503
5.00%, 12/01/2017	35,988	36,979
5.00%, 12/01/2017	39,224	40,305
6.50%, 12/01/2017	973	990
5.50%, 01/01/2018	11,172	11,367
5.50%, 02/01/2018	10,420	10,656
5.50%, 04/01/2018	115,035	118,058
6.00%, 04/01/2018	2,470	2,522
6.50%, 04/01/2018	4,876	4,928
4.00%, 06/01/2018	1,736	1,790
4.50%, 08/01/2018	3,637	3,726
4.50%, 10/01/2018	2,274	2,330
4.50%, 10/01/2018	21,999	22,541
5.00%, 12/01/2018	6,417	6,594
5.50%, 01/01/2019	18,819	19,240
6.50%, 09/01/2019	4,402	4,519
5.50%, 12/01/2019	22,119	22,891
6.00%, 02/01/2020	3,836	3,914
5.50%, 04/01/2020	25,239	26,116
5.50%, 06/01/2020	11,346	11,590
6.00%, 06/01/2020	14,584	15,265
8.00%, 07/01/2020	32	33
6.00%, 08/01/2020	7,099	7,424
6.00%, 07/01/2021	10,387	10,558
6.00%, 07/01/2021	33,506	34,904
6.00%, 01/01/2022	2,093	2,126
6.00%, 02/01/2022	2,674	2,699
6.00%, 03/01/2022	12,806	13,052
6.50%, 03/01/2022	6,158	6,531
6.00%, 12/01/2022	9,687	11,049
5.50%, 02/01/2024	22,248	23,945
4.00%, 07/01/2024	495,240	524,425
8.00%, 08/01/2024	949	1,105
8.00%, 11/01/2024	717	794
7.50%, 08/01/2025	1,750	2,074
3.50%, 11/01/2025	572,547	605,224
3.50%, 12/01/2025	1,818,149	1,940,221
10.00%, 03/17/2026	31,923	32,969
7.00%, 04/01/2026	1,775	1,998
3.50%, 08/01/2026	2,008,237	2,140,242
3.50%, 01/01/2027	341,183	363,665
2.50%, 10/15/2027 (3)	6,110,000	6,329,578
2.50%, 11/15/2027 (3)	9,500,000	9,824,150
6.50%, 01/01/2028	55,931	65,243
2.50%, 03/01/2028	13,821,235	14,336,088
2.50%, 04/01/2028	3,675,078	3,811,531
3.00%, 07/01/2028	2,936,857	3,093,090
8.50%, 07/01/2028	5,012	6,158
3.00%, 08/01/2028	1,626,208	1,718,214
3.00%, 09/01/2028	6,308,955	6,654,340
3.00%, 10/01/2028	2,575,672	2,724,221
7.00%, 12/01/2028	74,696	87,477
3.00%, 05/01/2029	2,329,198	2,463,738
6.50%, 06/01/2029	24,932	28,749
7.00%, 07/01/2029	1,087	1,216
6.50%, 08/01/2029	121,851	143,254
6.00%, 10/01/2029	24,293	28,172
2.50%, 03/01/2030	2,520,606	2,617,938
2.50%, 07/01/2030	6,068,893	6,303,870
10.00%, 10/01/2030	189,900	207,352
7.00%, 01/01/2031	67,162	78,950
2.50%, 08/01/2031	2,848,414	2,956,286
3.50%, 01/01/2032	921,470	983,045
7.50%, 01/01/2032	155,145	185,253
3.50%, 03/01/2032	374,673	399,743
7.00%, 07/01/2032	5,951	6,744
7.00%, 08/01/2032	8,557	10,118
5.50%, 01/01/2033	181,165	204,637
3.50%, 02/01/2033	298,879	319,714
6.00%, 02/01/2033	110,475	125,386
3.50%, 05/01/2033	355,306	380,075
3.50%, 05/01/2033	1,306,854	1,398,244
5.50%, 10/01/2033	63,608	73,865
6.00%, 12/01/2033	14,937	17,067
5.00%, 01/01/2034	49,807	55,966
6.00%, 01/01/2034	32,318	35,394
6.00%, 01/01/2034	45,483	53,470
5.00%, 06/01/2034	230,661	255,414
5.00%, 09/01/2034	121,897	137,513
6.50%, 11/01/2034	14,710	17,828
6.50%, 01/01/2035	149,892	171,741
5.00%, 03/01/2035	81,894	91,646
5.50%, 07/01/2035	122,998	139,930
4.50%, 11/01/2035	20,630	22,649
6.50%, 12/01/2035	56,287	63,305
6.50%, 12/01/2035	101,495	121,414
5.50%, 01/01/2036	40,490	45,723
5.00%, 03/01/2036	5,113,083	5,712,404
5.00%, 07/01/2036	4,380	4,876
5.00%, 11/01/2036	137,523	153,362
6.00%, 11/01/2036	22,601	25,230
6.50%, 11/01/2036	227,783	258,784
6.50%, 11/01/2036	38,223	46,102
6.50%, 11/01/2036	480,969	551,881
5.50%, 12/01/2036	66,766	75,793
6.00%, 12/01/2036	15,513	17,695
6.00%, 12/01/2036	32,189	37,062
6.50%, 12/01/2036	473,444	541,660
6.50%, 12/01/2036	174,225	197,978
7.50%, 12/01/2036	530,905	627,096
6.50%, 01/01/2037	6,714	6,963
6.50%, 01/01/2037	25,642	27,808
6.50%, 02/01/2037	53,141	60,388
7.00%, 02/01/2037	13,565	16,378
5.00%, 03/01/2037	385,157	427,036
5.00%, 06/01/2037	432,711	480,608
6.50%, 06/01/2037	24,114	26,936
5.00%, 08/01/2037	409,649	455,980
6.50%, 11/01/2037	101,045	122,431
7.50%, 01/01/2038	99,020	123,166
7.50%, 01/01/2038	59,958	67,613
5.00%, 02/01/2038	444,127	491,787
5.00%, 03/01/2038	114,570	127,254
5.00%, 03/01/2038	476,273	527,583
5.00%, 03/01/2038	740,889	824,260
5.00%, 03/01/2038	500,194	554,618
6.50%, 03/01/2038	94,383	113,724
5.00%, 04/01/2038	457,818	506,947
5.50%, 05/01/2038	123,771	139,931
5.50%, 08/01/2038	150,169	169,885
5.00%, 09/01/2038	358,360	396,817
5.00%, 09/01/2038	1,752	1,940
7.50%, 09/01/2038	51,382	63,593
5.00%, 11/01/2038	153,316	169,768
5.00%, 11/01/2038	2,634	2,918
5.00%, 12/01/2038	1,536	1,700
5.00%, 12/01/2038	423,055	468,601
5.50%, 01/01/2039	5,221,038	5,951,246
5.00%, 02/01/2039	876,525	970,587
5.00%, 05/01/2039	13,057	14,814
4.50%, 07/01/2039	384,525	421,429
4.50%, 10/01/2039	3,019,128	3,311,746
5.00%, 10/01/2039	961,963	1,065,193
4.50%, 11/01/2039	3,485,813	3,832,033
4.50%, 11/01/2039	4,897,952	5,373,456
5.00%, 03/01/2040	4,778,477	5,294,640
5.50%, 03/01/2040	45,224	50,913
5.50%, 05/01/2040	3,612,462	4,093,913
4.50%, 08/01/2040	5,312,399	5,897,776
4.50%, 08/01/2040	786,457	862,885
4.50%, 08/01/2040	82,221	90,620
5.00%, 08/01/2040	590,582	653,958
5.00%, 08/01/2040	2,285,511	2,539,388
5.50%, 08/01/2040	1,516,742	1,717,643
4.00%, 09/01/2040	1,240,393	1,335,552
4.50%, 09/01/2040	609,940	669,249
4.50%, 09/01/2040	2,409,282	2,644,707
4.00%, 11/01/2040	3,845,396	4,140,549
4.00%, 11/01/2040	64,124	69,059
4.00%, 11/15/2040 (3)	5,000,000	5,357,910
4.00%, 12/01/2040	686,874	743,240
4.00%, 12/01/2040	2,405,661	2,590,584
4.00%, 12/01/2040	2,284,380	2,460,601
4.00%, 12/01/2040	1,578,676	1,708,265
4.00%, 12/01/2040	1,893,421	2,050,308
4.00%, 01/01/2041	1,446,018	1,554,122
4.50%, 03/01/2041	462,456	507,771
5.00%, 04/01/2041	2,096,575	2,328,831
4.50%, 05/01/2041	3,433,564	3,783,711
5.00%, 06/01/2041	588,131	654,412
4.00%, 10/01/2041	8,144,228	8,775,107
4.00%, 10/15/2041 (3)	8,230,000	8,828,282
4.50%, 10/15/2041 (3)	14,000,000	15,330,000
4.00%, 11/01/2041	20,271	21,838
4.00%, 01/01/2042	368,852	397,425
4.00%, 05/01/2042	27,337	29,452
4.50%, 05/01/2042	4,679,254	5,149,471
3.50%, 06/01/2042	4,297,804	4,584,249
3.50%, 06/01/2042	715,440	757,172
4.00%, 06/01/2042	3,592,828	3,907,485
3.50%, 07/01/2042	16,499,050	17,462,263
3.00%, 08/01/2042	2,854,608	2,973,845
3.50%, 08/01/2042	1,398,407	1,479,998
3.50%, 09/01/2042	9,864,915	10,448,811
3.50%, 09/01/2042	6,027,980	6,382,986
3.00%, 10/01/2042	7,031,248	7,324,376
3.50%, 10/01/2042	4,480,232	4,741,781
4.00%, 10/01/2042	141,291	148,121
3.00%, 10/15/2042 (3)	33,090,000	34,392,343
3.50%, 10/15/2042 (3)	29,535,000	31,160,580
3.00%, 11/01/2042	9,186,335	9,633,569
3.50%, 11/01/2042	174,488	186,111
3.00%, 11/15/2042 (3)	8,000,000	8,295,884
3.50%, 11/15/2042 (3)	13,000,000	13,699,004
4.00%, 01/01/2043	402,432	437,659
3.00%, 02/01/2043	593,249	617,883
3.00%, 03/01/2043	3,793,186	3,950,780
3.00%, 03/01/2043	7,669,391	7,988,225
3.50%, 03/01/2043	1,254,979	1,328,129
3.00%, 04/01/2043	4,931,883	5,152,950
3.00%, 04/01/2043	142,091	147,951
3.50%, 05/01/2043	420,283	448,539
3.00%, 06/01/2043	16,317,563	16,989,704
3.00%, 06/01/2043	57,685	60,034
3.50%, 06/01/2043	1,458,011	1,555,107
3.50%, 06/01/2043	2,591,087	2,743,656
4.00%, 06/01/2043	23,365	25,446
3.00%, 07/01/2043	40,913	42,597
3.00%, 07/01/2043	531,208	553,074
3.00%, 08/01/2043	10,129,234	10,544,875
3.00%, 08/01/2043	804,815	837,696
3.00%, 09/01/2043	684,980	712,594
4.00%, 09/01/2043	269,432	291,346
3.50%, 10/01/2043	336,096	355,610
3.00%, 11/01/2043	79,122	82,343
4.00%, 11/01/2043	347,947	373,216
4.00%, 11/01/2043	149,429	161,487
4.00%, 12/01/2043	1,091,601	1,181,932
4.00%, 12/01/2043	398,703	427,659
4.00%, 12/01/2043	3,216,530	3,450,127
4.00%, 01/01/2044	190,171	205,229
4.00%, 01/01/2044	974,323	1,045,082
4.00%, 03/01/2044	5,437,368	5,832,252
3.50%, 05/01/2044	22,963,612	24,548,678
4.00%, 05/01/2044	3,451,017	3,760,173
4.50%, 07/01/2044	125,397	137,373
4.00%, 10/01/2044	13,826,388	14,964,049
4.00%, 01/01/2045	934,233	1,002,081
3.50%, 02/01/2045	1,562,979	1,669,133
3.50%, 03/01/2045	5,205,752	5,491,651
3.00%, 05/01/2045	3,166,267	3,321,124
3.00%, 05/01/2045	1,862,601	1,949,108
3.00%, 06/01/2045	963,440	1,002,280
4.00%, 10/01/2045	1,337,121	1,434,228
3.50%, 12/01/2045	6,382,636	6,733,108
3.50%, 01/01/2046	7,122,261	7,582,440
4.00%, 01/01/2046	4,817,482	5,265,482
4.00%, 01/01/2046	3,919,359	4,280,721
3.50%, 02/01/2046	11,990,044	12,648,421
3.50%, 03/01/2046	7,564,319	8,075,887
3.50%, 04/01/2046	7,724,708	8,149,322
4.00%, 04/01/2046	12,679,749	13,734,219
4.00%, 04/01/2046	9,840,686	10,747,961
3.50%, 07/01/2046	10,116,964	10,753,926
3.50%, 07/01/2046	6,367,523	6,735,071
4.00%, 07/01/2046	10,003,961	10,842,601
Freddie Mac Non Gold Pool
2.46%, 07/01/2019	1,231	1,246
2.63%, 07/01/2026	4,567	4,600
2.58%, 01/01/2027	8,725	9,147
2.66%, 04/01/2030	4,196	4,418
2.66%, 09/01/2032	8,333	8,839
2.77%, 05/01/2033	243,973	257,210
2.61%, 12/01/2033	39,577	42,041
2.86%, 04/01/2034	74,610	79,100
2.81%, 09/01/2034	162,063	171,138
2.63%, 01/01/2035	261,220	276,090
2.64%, 01/01/2035	78,588	83,118
2.82%, 08/01/2035	26,618	28,066
3.00%, 12/01/2035	82,280	87,325
2.70%, 02/01/2036	36,645	38,784
2.73%, 02/01/2036	159,878	169,086
3.14%, 03/01/2036	178,689	189,190
3.49%, 03/01/2036	160,918	169,398
2.76%, 05/01/2036	112,046	118,809
2.82%, 05/01/2036	181,080	191,164
3.44%, 05/01/2036	38,825	41,292
3.06%, 06/01/2036	478,610	506,841
3.12%, 06/01/2036	168,760	178,911
2.67%, 07/01/2036	81,682	85,762
2.77%, 07/01/2036	70,982	73,768
2.77%, 07/01/2036	59,135	62,525
2.59%, 08/01/2036	39,441	40,952
2.64%, 08/01/2036	98,912	103,390
2.65%, 08/01/2036	600,377	631,094
3.00%, 09/01/2036	209,906	222,236
3.02%, 09/01/2036	218,310	231,747
2.51%, 10/01/2036	82,771	87,613
2.59%, 10/01/2036	377,658	393,882
2.62%, 10/01/2036	172,313	182,709
2.66%, 10/01/2036	184,030	192,617
2.69%, 10/01/2036	92,406	97,716
2.91%, 10/01/2036	48,715	50,434
3.00%, 10/01/2036	122,191	129,973
2.52%, 11/01/2036	168,209	177,165
2.59%, 11/01/2036	82,292	87,166
2.67%, 11/01/2036	44,764	47,519
2.70%, 11/01/2036	277,573	294,290
2.77%, 11/01/2036	79,914	84,963
2.50%, 12/01/2036	539,622	568,211
2.57%, 12/01/2036	18,550	19,594
2.74%, 12/01/2036	514,774	545,868
2.89%, 12/01/2036	204,924	218,778
3.08%, 12/01/2036	24,856	26,873
2.54%, 01/01/2037	16,845	17,615
2.86%, 01/01/2037	102,502	108,857
2.65%, 02/01/2037	19,421	20,615
2.78%, 02/01/2037	15,585	16,468
2.97%, 02/01/2037	163,855	173,849
3.08%, 02/01/2037	300,280	315,969
3.26%, 02/01/2037	40,905	43,790
2.84%, 03/01/2037	512,406	536,577
3.15%, 03/01/2037	85,286	89,480
3.34%, 03/01/2037	45,782	48,637
2.43%, 04/01/2037	69,363	72,809
2.95%, 04/01/2037	9,905	10,222
3.20%, 04/01/2037	137,643	145,113
2.43%, 05/01/2037	150,743	156,782
2.89%, 05/01/2037	67,325	71,624
2.89%, 05/01/2037	153,480	161,360
3.00%, 05/01/2037	49,569	52,923
3.10%, 05/01/2037	339,832	361,284
3.32%, 05/01/2037	221,654	236,038
2.72%, 06/01/2037	115,796	121,826
3.12%, 07/01/2037	81,110	85,020
2.84%, 11/01/2037	52,535	55,579
3.10%, 04/01/2038	199,064	212,017
2.96%, 05/01/2038	135,089	142,797
3.82%, 07/01/2040	134,870	140,195
Freddie Mac Reference REMIC
6.00%, 04/15/2036	584,876	676,934
6.00%, 05/15/2036	809,691	919,366
Freddie Mac REMICS
6.00%, 10/15/2016	48	48
5.50%, 12/15/2016	457	459
6.00%, 12/15/2016	296	296
6.00%, 03/15/2017	1,224	1,237
5.50%, 06/15/2017	3	3
6.00%, 06/15/2017	350	352
15.57%, 08/15/2017	861	895
5.50%, 10/15/2017	3,776	3,841
5.00%, 12/15/2017	8,478	8,611
5.50%, 12/15/2017	17,644	17,990
5.00%, 01/15/2018	6,086	6,248
4.50%, 05/15/2018	10,432	10,655
6.50%, 05/15/2018	1,709	1,758
4.50%, 06/15/2018	89,652	91,842
5.58%, 06/15/2018 IO	14,915	517
4.50%, 07/15/2018	86,825	88,946
0.00%, 03/15/2019 PO	44,385	43,514
6.50%, 03/15/2019 IO	1,382	84
4.50%, 04/15/2019	614	637
0.00%, 07/15/2019 PO	274	272
0.00%, 02/15/2020 PO	220,502	214,341
5.00%, 02/15/2020 IO	65,696	3,849
5.00%, 02/15/2020 IO	39,372	2,017
6.50%, 03/15/2020	4,952	5,206
11.35%, 03/15/2020	15,277	16,334
9.50%, 04/15/2020	312	322
9.60%, 04/15/2020	646	682
10.00%, 06/15/2020	119	127
7.80%, 09/15/2020	105	108
9.00%, 10/15/2020	539	569
6.95%, 01/15/2021	1,956	2,059
8.60%, 01/15/2021	8	9
9.50%, 01/15/2021	518	558
1066.21%, 02/15/2021 IO	1	5
9.00%, 04/15/2021	421	474
1.47%, 05/15/2021	340	344
5.00%, 05/15/2021	1,149	1,183
6.75%, 05/15/2021	893	936
7.00%, 05/15/2021	6,782	7,320
32.22%, 05/15/2021	161	246
42.87%, 05/15/2021	238	360
6.00%, 07/15/2021	1,077	1,145
5.50%, 08/15/2021	577	605
7.00%, 09/15/2021	2,768	2,938
8.50%, 09/15/2021	2,784	3,079
6.74%, 11/15/2021	142,038	148,877
1181.25%, 11/15/2021 IO	2	8
0.00%, 12/15/2021 PO	140,105	137,886
1135.00%, 01/15/2022 IO	22	307
5.00%, 03/15/2022	541,093	565,835
7.00%, 03/15/2022	1,170	1,274
6.00%, 05/15/2022	834	885
7.00%, 05/15/2022	1,729	1,900
7.50%, 08/15/2022	2,086	2,357
8.00%, 08/15/2022	5,229	5,873
1.67%, 09/15/2022	3,574	3,643
5.50%, 10/15/2022	100,791	110,953
4.41%, 12/15/2022	3,468	3,723
5.50%, 12/15/2022	32,532	35,139
1.69%, 02/15/2023	475	484
7.50%, 02/15/2023	32,520	35,926
5.50%, 03/15/2023	146,000	166,030
1.67%, 04/15/2023	18,849	19,280
5.50%, 04/15/2023	147,000	168,446
7.00%, 04/15/2023	27,327	29,751
7.50%, 04/15/2023	5,784	6,393
5.00%, 05/15/2023	28,957	31,024
7.00%, 05/15/2023	3,094	3,449
8.56%, 05/15/2023	12,823	14,978
0.00%, 06/15/2023 PO	1,660	1,631
0.00%, 06/15/2023 PO	2,280	2,240
5.60%, 06/15/2023	61,325	65,132
6.03%, 06/15/2023 IO	15,352	573
0.88%, 07/15/2023	11,314	11,221
8.08%, 07/15/2023	13,366	14,347
24.75%, 07/15/2023	2,377	3,603
2.19%, 08/15/2023	678	699
6.50%, 09/15/2023	79,180	90,737
7.00%, 09/15/2023	24,297	26,821
32.24%, 09/15/2023	10,139	17,222
0.00%, 10/15/2023 PO	35,775	35,061
6.25%, 10/15/2023	13,268	14,610
21.05%, 10/15/2023	5,255	7,860
5.00%, 11/15/2023	372,923	405,046
5.50%, 11/15/2023	90,210	99,491
6.00%, 11/15/2023	30,904	33,855
5.00%, 12/15/2023	38,039	41,435
6.50%, 12/15/2023	38,216	42,181
6.50%, 12/15/2023	19,442	21,337
7.00%, 01/15/2024	12,174	13,575
0.00%, 02/15/2024 PO	5,959	5,509
0.00%, 02/15/2024 PO	13,547	13,061
7.00%, 02/15/2024	1,655	1,896
10.00%, 02/15/2024	2,165	3,078
18.06%, 02/15/2024	1,332	1,883
0.71%, 03/15/2024	996	978
1.12%, 03/15/2024	2,090	2,117
7.00%, 03/15/2024	10,448	11,653
7.00%, 03/15/2024	54,529	60,857
28.32%, 03/15/2024 IO	6,847	3,257
7.50%, 04/15/2024	39,035	43,834
0.00%, 05/15/2024 PO	7,873	7,559
9.04%, 05/15/2024 IO	18,849	3,868
0.82%, 06/15/2024	17,750	17,755
6.00%, 06/15/2024	36,733	42,087
7.50%, 08/15/2024	7,235	8,180
4.00%, 12/15/2024	206,000	228,689
5.00%, 12/15/2024	107,673	117,753
30.94%, 04/15/2025	30,745	46,633
4.50%, 06/15/2025	722,000	809,577
15.56%, 08/15/2025	18,851	24,093
25.72%, 10/15/2025	35,875	53,714
3.50%, 01/15/2026	2,000,000	2,164,362
5.00%, 03/15/2026	290,284	311,391
6.50%, 03/15/2026	5,427	5,934
6.50%, 07/15/2026	36,034	41,294
7.50%, 09/15/2026	5,346	6,126
8.00%, 09/15/2026	14,838	17,062
6.50%, 01/15/2027	25,366	29,069
7.50%, 01/15/2027	33,482	38,218
7.50%, 01/15/2027	11,791	13,534
1.22%, 02/15/2027	905	921
6.00%, 05/15/2027	29,423	32,671
7.25%, 07/15/2027	1,720	1,967
7.50%, 09/15/2027	11,805	13,119
6.50%, 12/15/2027	18,355	20,460
7.00%, 03/15/2028 IO	19,400	3,677
7.50%, 03/15/2028	61,172	70,132
7.50%, 05/15/2028	20,391	23,414
6.50%, 06/15/2028	30,860	35,540
7.00%, 06/15/2028	3,842	4,364
6.00%, 07/15/2028	12,762	14,119
6.25%, 08/15/2028	69,194	77,310
6.50%, 08/15/2028	64,636	71,924
6.00%, 09/15/2028	12,347	14,011
7.00%, 10/15/2028 IO	24,832	2,779
6.00%, 11/15/2028	55,202	63,491
6.00%, 12/15/2028	107,979	120,527
1.12%, 01/15/2029	25,257	25,645
6.00%, 01/15/2029	146,547	169,236
6.00%, 02/15/2029	31,114	34,876
6.25%, 02/15/2029	161,332	182,093
28.28%, 03/15/2029	4,265	7,618
7.00%, 04/15/2029 IO	2,324	276
4.00%, 05/15/2029	593,691	613,089
7.00%, 06/15/2029	131,672	150,769
7.50%, 06/15/2029 IO	10,072	1,292
7.00%, 07/15/2029	60,922	68,936
7.00%, 08/15/2029	33,864	39,390
4.00%, 11/15/2029 IO	307,850	19,247
7.50%, 11/15/2029	178	211
8.00%, 11/15/2029	29,215	33,569
7.00%, 01/15/2030	63,765	73,517
8.00%, 01/15/2030	17,888	21,553
8.00%, 01/15/2030	59,848	69,254
8.00%, 03/15/2030	10,961	13,097
5.00%, 04/15/2030	702,000	832,681
8.00%, 04/15/2030	16,609	19,329
7.50%, 05/15/2030	12,819	14,893
7.50%, 08/15/2030	12,189	14,179
7.25%, 09/15/2030	31,905	36,905
7.00%, 10/15/2030	41,930	48,171
7.50%, 10/15/2030	3,790	4,413
7.50%, 10/15/2030	855	990
7.25%, 12/15/2030	49,480	57,015
7.00%, 03/15/2031	22,595	26,460
6.50%, 05/15/2031	13,142	15,389
7.00%, 06/15/2031	25,166	29,517
8.50%, 06/15/2031	51,998	61,602
6.00%, 07/15/2031	11,181	11,076
7.00%, 07/15/2031	51,096	58,613
6.50%, 08/15/2031	26,968	31,184
6.50%, 08/15/2031	26,608	31,107
6.50%, 08/15/2031	29,581	34,121
6.50%, 08/15/2031	295,847	348,991
6.50%, 10/15/2031	26,684	30,572
6.50%, 01/15/2032	29,644	33,413
6.50%, 01/15/2032	47,982	53,835
1.42%, 02/15/2032	154,872	158,232
6.38%, 02/15/2032	31,286	34,208
6.50%, 02/15/2032	52,808	59,527
6.50%, 02/15/2032	56,485	64,295
7.48%, 02/15/2032 IO	119,468	28,904
8.13%, 02/15/2032 IO	22,818	6,758
15.05%, 02/15/2032	64,631	86,712
18.14%, 02/15/2032	63,026	99,247
6.50%, 03/15/2032	76,886	89,569
6.50%, 03/15/2032	70,693	81,295
7.00%, 03/15/2032	46,231	53,450
7.00%, 03/15/2032	58,967	68,292
7.43%, 03/15/2032 IO	48,729	13,530
7.48%, 03/15/2032 IO	31,789	7,931
6.50%, 04/15/2032	176,164	203,766
6.50%, 04/15/2032	117,072	135,682
6.50%, 04/15/2032	18,492	21,941
7.00%, 04/15/2032	109,130	127,895
7.00%, 04/15/2032	36,367	40,910
5.50%, 05/15/2032	33,953	34,306
6.50%, 05/15/2032	62,607	72,378
7.00%, 05/15/2032	45,103	51,864
6.50%, 06/15/2032	38,254	44,004
6.50%, 06/15/2032	71,497	82,504
6.50%, 06/15/2032	52,555	59,737
6.50%, 07/15/2032	64,626	74,470
6.50%, 07/15/2032	81,453	94,749
0.00%, 09/15/2032 PO	1,715,837	1,600,534
6.00%, 09/15/2032	85,166	96,955
0.00%, 12/15/2032 PO	10,481	9,686
0.00%, 12/15/2032 PO	6,269	6,180
0.00%, 12/15/2032 PO	50,934	49,733
1.27%, 12/15/2032	80,844	81,581
6.00%, 12/15/2032	81,845	94,336
6.00%, 12/15/2032	141,838	160,137
17.34%, 12/15/2032	47,662	68,385
6.00%, 01/15/2033	95,185	110,259
6.00%, 02/15/2033	82,920	95,672
6.00%, 02/15/2033	346,970	382,857
6.00%, 03/15/2033	61,990	68,272
6.50%, 03/15/2033 IO	39,714	6,796
13.89%, 06/15/2033	130,859	182,155
5.00%, 07/15/2033	1,014,617	1,162,907
6.54%, 07/15/2033	462	535
12.24%, 07/15/2033	36,907	42,088
3.00%, 08/15/2033	495,000	513,756
13.80%, 09/15/2033	42,010	55,252
7.54%, 10/15/2033	1,084,000	1,196,104
15.35%, 11/15/2033	21,243	29,129
1.12%, 12/15/2033	310,019	311,590
5.50%, 12/15/2033	54,803	55,631
5.00%, 01/15/2034	496,152	552,406
5.50%, 02/15/2034	21,650	22,938
6.00%, 05/15/2034	301,612	329,666
22.57%, 06/15/2034	118,894	165,413
0.00%, 07/15/2034 PO	213,237	203,677
2.74%, 07/15/2034	79,711	84,696
4.00%, 11/15/2034 IO	485,900	11,503
0.00%, 01/15/2035 PO	1,563	1,544
0.00%, 02/15/2035 PO	60,526	57,378
6.00%, 02/15/2035	660,549	747,920
25.85%, 02/15/2035	74,472	118,182
0.00%, 04/15/2035 PO	106,407	97,616
6.00%, 04/15/2035	1,057,000	1,263,535
0.92%, 05/15/2035	106,492	106,440
0.82%, 06/15/2035	116,495	115,889
15.68%, 06/15/2035	10,944	13,106
0.00%, 08/15/2035 PO	9,598	9,289
1.32%, 08/15/2035	109,925	112,003
0.00%, 09/15/2035 PO	56,278	53,871
6.00%, 09/15/2035	59,018	59,506
18.25%, 11/15/2035	66,107	96,614
0.00%, 01/15/2036 PO	14,663	14,593
6.00%, 01/15/2036	251,980	292,460
22.64%, 01/15/2036	19,448	30,951
0.00%, 02/15/2036 PO	48,788	44,832
0.00%, 02/15/2036 PO	207,433	194,026
0.00%, 02/15/2036 PO	68,866	64,412
0.00%, 02/15/2036 PO	42,127	37,167
0.00%, 03/15/2036 PO	13,617	12,452
0.00%, 03/15/2036 PO	119,004	111,909
0.00%, 03/15/2036 PO	128,206	119,882
6.00%, 03/15/2036	2,096	2,759
0.00%, 04/15/2036 PO	135,973	129,462
0.00%, 04/15/2036 PO	249,474	237,530
0.00%, 04/15/2036 PO	70,998	64,298
0.00%, 04/15/2036 PO	241,477	225,582
6.00%, 04/15/2036 IO	135,724	24,358
6.00%, 04/15/2036	156,933	182,230
6.00%, 04/15/2036	1,269,212	1,450,875
0.00%, 05/15/2036 PO	14,444	13,210
0.00%, 05/15/2036 PO	58,853	56,739
0.00%, 05/15/2036 PO	20,007	19,058
0.00%, 05/15/2036 PO	97,316	87,562
0.97%, 05/15/2036	948,646	952,490
1.02%, 05/15/2036	565,770	568,764
0.00%, 06/15/2036 PO	226,860	215,329
6.00%, 06/15/2036	32,504	36,826
6.00%, 06/15/2036	112,869	116,116
18.22%, 06/15/2036	44,609	61,287
0.00%, 07/15/2036 PO	45,669	42,762
6.50%, 07/15/2036	206,223	240,185
6.50%, 07/15/2036	149,882	170,230
6.58%, 07/15/2036 IO	20,026	2,267
0.00%, 08/15/2036 PO	65,971	59,552
5.50%, 08/15/2036	111,398	121,797
5.50%, 08/15/2036	312,427	351,887
6.13%, 08/15/2036 IO	960,655	186,578
0.00%, 09/15/2036 PO	39,608	37,911
0.00%, 09/15/2036 PO	27,645	24,183
0.00%, 10/15/2036 PO	74,424	67,580
6.18%, 10/15/2036 IO	84,180	14,920
7.50%, 11/15/2036	1,186,353	1,419,322
0.00%, 12/15/2036 PO	35,899	32,897
7.00%, 12/15/2036	2,900,366	3,447,817
7.50%, 12/15/2036	1,036,116	1,273,425
0.00%, 01/15/2037 PO	35,734	34,056
5.62%, 01/15/2037 IO	66,151	9,264
0.00%, 02/15/2037 PO	18,556	17,385
0.00%, 02/15/2037 PO	96,234	86,051
0.96%, 02/15/2037	82,135	82,241
6.00%, 02/15/2037	137,667	152,649
0.00%, 03/15/2037 PO	34,404	31,787
5.93%, 03/15/2037 IO	103,999	16,847
9.00%, 03/15/2037	29,881	36,599
0.00%, 04/15/2037 PO	47,661	45,446
6.00%, 04/15/2037	108,929	125,632
0.00%, 05/15/2037 PO	80,595	77,170
0.00%, 05/15/2037 PO	4,323	3,953
0.00%, 05/15/2037 PO	408,303	373,963
6.00%, 05/15/2037	260,266	278,322
0.00%, 06/15/2037 PO	41,133	38,988
0.00%, 06/15/2037 PO	19,250	18,333
0.00%, 07/15/2037 PO	499,447	451,862
0.89%, 07/15/2037	2,154,412	2,125,428
4.50%, 07/15/2037 IO	998,070	34,612
6.08%, 07/15/2037 IO	95,952	15,712
4.00%, 08/15/2037 IO	890,559	33,266
0.00%, 09/15/2037 PO	53,298	50,712
1.12%, 09/15/2037	30,060	30,204
4.00%, 10/15/2037 IO	543,023	16,249
4.00%, 10/15/2037 IO	344,696	7,535
1.20%, 11/15/2037	1,218,925	1,231,504
5.90%, 11/15/2037 IO	448,488	74,602
5.93%, 11/15/2037 IO	297,014	41,545
5.48%, 01/15/2038 IO	527,424	79,975
16.14%, 02/15/2038	23,359	31,685
5.50%, 03/15/2038	859,014	967,854
6.28%, 04/15/2038 IO	216,191	34,365
5.50%, 05/15/2038	141,711	155,501
5.68%, 06/15/2038 IO	237,011	38,575
6.00%, 06/15/2038	31,359	35,816
5.33%, 08/15/2038 IO	423,879	51,040
5.70%, 10/15/2038	189,294	215,156
5.50%, 01/15/2039	335,222	381,429
2.42%, 02/15/2039	163,651	167,430
5.48%, 02/15/2039 IO	175,194	31,538
0.92%, 04/15/2039	781,711	786,640
0.97%, 05/15/2039	954,935	952,179
5.58%, 05/15/2039 IO	126,759	13,086
5.78%, 05/15/2039 IO	218,282	26,787
1.72%, 07/15/2039	117,525	119,485
4.50%, 07/15/2039	1,180,067	1,278,244
0.97%, 08/15/2039	282,854	283,551
3.50%, 08/15/2039	899,431	947,886
0.00%, 10/15/2039 PO	191,418	168,308
5.00%, 10/15/2039 IO	601,159	79,837
5.73%, 12/15/2039 IO	226,644	34,606
0.00%, 01/15/2040 PO	193,418	175,791
1.96%, 01/15/2040 IO	2,575,119	202,367
15.75%, 02/15/2040	475,000	699,131
1.02%, 10/15/2040	323,480	325,333
5.48%, 10/15/2040 IO	837,502	138,652
5.48%, 10/15/2040 IO	1,033,822	172,277
1.07%, 12/15/2040	2,606,333	2,626,486
1.07%, 03/15/2041	1,822,660	1,824,518
5.00%, 05/15/2041	1,107,845	1,397,607
5.50%, 05/15/2041	496,769	548,337
5.50%, 05/15/2041	1,349,861	1,454,206
0.92%, 10/15/2041	1,316,960	1,315,965
4.00%, 11/15/2041	1,234,986	1,326,450
4.00%, 12/15/2041	583,283	632,870
1.02%, 03/15/2042	1,251,541	1,255,328
1.02%, 07/15/2042	610,707	610,929
0.97%, 08/15/2042	3,254,225	3,276,722
0.92%, 09/15/2042	1,171,168	1,163,934
4.00%, 01/15/2043	2,854,816	3,037,669
3.00%, 06/15/2043	206,000	214,116
4.50%, 09/15/2043	1,000,000	1,203,000
2.75%, 02/15/2046	2,800,952	2,901,690
7.28%, 11/15/2046	1,361,597	1,588,422
3.50%, 06/15/2048	7,044,892	7,350,483
0.00%, 10/15/2049 PO	792,374	746,171
Freddie Mac Strips
4.50%, 11/15/2020 IO	74,534	3,099
4.50%, 12/15/2020 IO	50,408	2,457
9.00%, 04/01/2022 IO	149	24
0.00%, 04/01/2028 PO	110,409	97,486
5.00%, 09/15/2035 IO	197,438	30,413
5.00%, 09/15/2035 IO	371,977	56,631
5.00%, 09/15/2035 IO	234,217	34,709
7.18%, 08/01/2036 IO	706,333	134,010
1.07%, 07/15/2042	3,835,618	3,831,233
3.50%, 07/15/2042	8,818,646	9,383,255
1.02%, 08/15/2042	2,504,868	2,496,667
1.07%, 08/15/2042	2,178,977	2,174,467
3.00%, 08/15/2042	3,037,786	3,143,251
3.00%, 01/15/2043	721,597	752,680
0.00%, 09/15/2043 PO	1,348,189	1,147,933
FREMF 2016-K722 Mortgage Trust
3.83%, 07/25/2049 (Acquired 06/22/2016, Cost $1,745,145) (1)	1,845,000	1,847,458
Ginnie Mae I pool
9.00%, 12/15/2016	3	3
6.50%, 06/15/2017	1,256	1,263
6.00%, 10/15/2017	488	489
8.50%, 11/15/2017	80	81
9.00%, 02/15/2020	66	66
9.50%, 09/15/2020	1	1
8.00%, 07/15/2022	35	35
8.00%, 09/15/2022	257	259
7.50%, 11/15/2022	538	578
7.50%, 03/15/2023	288	313
7.00%, 08/15/2023	659	712
7.00%, 09/15/2023	19,714	21,390
7.00%, 11/15/2023	1,109	1,220
6.50%, 01/15/2024	4,992	5,758
7.00%, 02/15/2024	9,000	9,722
9.50%, 10/15/2024	51,861	56,039
9.00%, 11/15/2024	1,317	1,450
9.50%, 12/15/2025	2,852	3,165
7.50%, 11/15/2026	1,240	1,287
7.50%, 07/15/2027	1,934	1,994
6.50%, 03/15/2028	8,601	9,921
7.50%, 07/15/2028	822	846
8.00%, 08/15/2028	1,701	1,713
6.50%, 09/15/2028	23,731	27,371
7.50%, 09/15/2028	5,967	6,730
6.50%, 10/15/2028	1,566	1,806
6.00%, 11/15/2028	12,233	14,021
7.00%, 09/15/2031	124,043	151,891
6.50%, 01/15/2032	99,287	114,515
6.50%, 07/15/2032	2,667	3,076
6.50%, 02/15/2033	16,934	19,531
7.00%, 02/15/2033	6,370	7,205
5.50%, 04/15/2033	383,360	439,190
6.50%, 04/15/2033	11,904	13,730
5.50%, 06/15/2033	5,361	6,082
7.00%, 06/15/2033	24,788	30,880
5.50%, 12/15/2033	19,937	22,823
5.50%, 07/15/2034	8,478	9,704
5.50%, 09/15/2034	25,414	28,979
7.00%, 06/15/2035	347,348	420,837
6.50%, 12/15/2035	116,479	139,768
7.00%, 04/15/2037	39,324	45,759
7.50%, 10/15/2037	56,101	62,457
4.00%, 06/15/2039	896,270	963,073
4.50%, 04/15/2040	5,074,661	5,612,731
4.00%, 10/15/2040	432,372	464,961
3.50%, 03/15/2043	1,589,297	1,709,847
3.50%, 04/15/2043	6,851,020	7,337,902
3.00%, 05/15/2043	1,064,332	1,115,837
3.50%, 06/15/2043	2,544,693	2,722,327
3.50%, 07/15/2043	873,310	939,023
Ginnie Mae II pool
8.50%, 03/20/2025	472	530
8.50%, 04/20/2025	2,494	2,818
8.50%, 05/20/2025	6,196	7,014
8.00%, 12/20/2025	877	1,005
8.00%, 06/20/2026	2,111	2,457
8.00%, 08/20/2026	1,712	2,098
8.00%, 09/20/2026	1,800	2,210
8.00%, 11/20/2026	1,519	1,857
8.00%, 10/20/2027	4,236	5,024
8.00%, 11/20/2027	3,351	3,939
8.00%, 12/20/2027	1,543	1,765
7.50%, 02/20/2028	2,537	3,077
6.00%, 03/20/2028	10,744	12,647
8.00%, 06/20/2028	613	626
8.00%, 08/20/2028	165	174
7.50%, 09/20/2028	7,200	8,860
8.00%, 09/20/2028	506	530
6.50%, 07/20/2029	116,801	137,914
6.00%, 11/20/2033	7,962	9,398
5.00%, 10/20/2037	607,323	675,498
7.00%, 08/20/2038	52,886	63,163
6.00%, 09/20/2038	904,508	1,036,448
6.00%, 11/20/2038	8,041	8,778
6.00%, 08/20/2039	436,582	509,678
5.50%, 09/20/2039	257,619	295,415
4.50%, 06/20/2040	1,549,621	1,697,277
5.00%, 07/20/2040	398,168	442,147
4.00%, 10/20/2040	4,266,852	4,591,921
4.50%, 01/20/2041	1,176,902	1,291,278
4.50%, 03/20/2041	1,138,933	1,248,056
4.50%, 05/20/2041	577,941	633,315
4.50%, 06/20/2041	4,108,074	4,501,690
4.50%, 09/20/2041	1,243,185	1,364,191
4.00%, 10/15/2041 (3)	23,675,000	25,373,866
4.00%, 06/20/2042	5,484,016	5,894,796
3.00%, 08/20/2042	7,761,200	8,173,510
3.50%, 10/15/2042 (3)	70,835,000	75,240,052
3.50%, 10/20/2042	8,962,136	9,545,079
3.00%, 11/15/2042 (3)	41,500,000	43,392,628
3.50%, 11/15/2042 (3)	5,000,000	5,305,078
4.00%, 02/20/2043	2,434,161	2,616,347
3.50%, 05/20/2043	2,082,316	2,219,971
3.00%, 09/20/2043	754,113	793,709
4.00%, 10/20/2043	5,046,206	5,410,839
4.50%, 10/20/2043	6,771,847	7,317,714
4.50%, 12/20/2043	1,749,394	1,890,410
3.00%, 01/20/2044	1,433,098	1,508,196
3.00%, 07/20/2044	701,488	737,419
3.00%, 10/15/2044 (3)	45,050,000	47,200,435
3.50%, 03/20/2045	3,520,502	3,740,785
3.00%, 04/20/2045	9,916,785	10,403,955
3.50%, 04/20/2045	19,867,673	21,107,855
4.00%, 05/20/2045	12,335,176	13,277,376
3.50%, 07/20/2045	10,968,335	11,655,531
4.50%, 01/20/2046	7,054,582	7,633,278
3.00%, 04/20/2046	12,916,091	13,550,605
3.50%, 06/20/2046	5,583,392	5,995,073
4.00%, 06/20/2046	9,791,053	10,523,355
4.47%, 05/20/2063	520,962	562,222
GMACM Mortgage Loan Trust 2003-AR1
3.53%, 10/19/2033	466,747	461,272
GMACM Mortgage Loan Trust 2003-AR2
3.25%, 12/19/2033	356,382	350,898
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	13,387	13,863
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	176,361	182,095
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	50,708	51,682
GMACM Mortgage Loan Trust 2005-AR3
3.30%, 06/19/2035	284,787	278,698
Gnma Remic Trust 2015-137
5.49%, 01/20/2038	1,182,513	1,339,873
Government National Mortgage Association
5.50%, 11/20/2020	325,515	338,708
5.00%, 04/16/2023	619,000	643,180
6.50%, 10/16/2024	182,167	206,115
6.00%, 02/20/2029	170,507	192,191
8.07%, 08/16/2029 IO	16,618	4,013
8.50%, 02/16/2030	204,288	241,286
9.00%, 03/16/2030	179,359	217,777
6.97%, 04/16/2030 IO	168,093	30,557
8.00%, 06/20/2030	19,254	22,999
9.00%, 10/20/2030	28,772	33,376
9.00%, 11/16/2030 IO	1,590	232
9.00%, 11/20/2030	17,299	18,603
8.17%, 01/16/2031 IO	9,139	2,417
8.02%, 03/16/2031 IO	8,144	2,743
19.63%, 03/17/2031	87,691	144,505
7.52%, 08/16/2031 IO	19,833	6,610
7.72%, 08/16/2031 IO	21,513	7,234
0.88%, 03/20/2032	88,732	88,794
7.42%, 04/16/2032 IO	84,207	17,936
11.13%, 04/16/2032	7,787	9,788
9.00%, 06/16/2032	2,783	3,539
6.50%, 06/20/2032	315,437	373,675
6.50%, 06/20/2032	81,787	96,449
6.50%, 07/16/2032	94,555	111,402
6.00%, 07/20/2032	33,216	37,562
6.50%, 07/20/2032	159,386	188,638
6.50%, 07/20/2032	107,475	129,065
7.17%, 08/20/2032 IO	15,554	420
6.42%, 10/20/2032 IO	26,956	125
13.73%, 11/17/2032	23,012	28,437
6.00%, 11/20/2032	146,000	171,830
0.00%, 12/20/2032 PO	152,793	148,220
5.50%, 01/16/2033	649,598	735,640
6.50%, 01/20/2033	171,881	196,589
7.17%, 02/16/2033 IO	83,243	15,711
0.00%, 02/17/2033 PO	59,966	57,832
7.17%, 02/20/2033 IO	36,893	9,827
0.00%, 03/16/2033 PO	13,232	12,417
7.06%, 03/17/2033	19,145	20,367
6.50%, 03/20/2033	325,929	374,805
6.50%, 03/20/2033	95,640	109,332
5.50%, 04/20/2033	369,258	420,132
6.50%, 05/20/2033	116,000	136,710
0.00%, 06/16/2033 PO	63,918	55,872
6.00%, 09/16/2033	215,978	245,075
0.00%, 10/20/2033 PO	10,247	9,490
5.82%, 10/20/2033	240,419	274,499
6.02%, 11/16/2033 IO	145,627	23,564
6.02%, 12/16/2033 IO	126,531	27,162
5.50%, 03/16/2034	5,384,127	6,113,454
5.97%, 03/16/2034 IO	83,778	3,138
18.21%, 04/16/2034	59,266	92,455
15.56%, 05/18/2034	14,507	18,231
0.00%, 06/20/2034 PO	116,194	111,087
6.00%, 06/20/2034	416,491	475,493
13.76%, 08/17/2034	63,019	77,145
5.72%, 08/20/2034	122,672	138,652
6.02%, 09/16/2034 IO	419,877	81,781
7.00%, 09/20/2034	53,789	60,315
26.85%, 09/20/2034	53,789	91,194
13.11%, 10/16/2034	13,395	16,189
22.44%, 10/16/2034	42,332	66,875
5.57%, 10/20/2034 IO	655,858	101,871
11.14%, 10/20/2034	20,305	23,057
5.55%, 11/20/2034 IO	343,617	55,109
6.22%, 01/20/2035 IO	465,898	75,909
15.16%, 06/17/2035	210,499	279,821
6.27%, 06/20/2035	243,651	280,460
5.50%, 07/20/2035 IO	48,994	9,722
19.07%, 08/16/2035	23,907	36,076
0.00%, 08/20/2035 PO	288,041	272,519
20.72%, 08/20/2035	3,093	4,455
5.50%, 09/20/2035	316,845	356,518
5.77%, 09/20/2035 IO	974,419	170,622
0.00%, 10/20/2035 PO	55,267	50,103
0.00%, 11/20/2035 PO	86,659	78,973
6.00%, 12/20/2035 IO	90,094	15,915
5.75%, 02/20/2036	73,246	79,270
0.00%, 03/20/2036 PO	79,900	76,577
0.00%, 05/20/2036 PO	110,197	105,160
5.97%, 06/20/2036 IO	17,527	2,035
0.00%, 07/20/2036 PO	15,998	15,205
6.17%, 07/20/2036 IO	81,698	3,548
6.50%, 07/20/2036	454,081	545,132
6.50%, 08/20/2036	597,995	703,983
5.56%, 10/20/2036	268,807	300,619
6.17%, 10/20/2036 IO	148,800	25,124
6.27%, 11/20/2036 IO	239,315	47,867
5.94%, 02/20/2037	80,572	90,513
0.00%, 03/20/2037 PO	320,271	302,935
5.67%, 03/20/2037 IO	228,183	43,672
0.00%, 04/16/2037 PO	145,107	130,557
6.28%, 04/16/2037 IO	373,965	75,891
5.67%, 04/20/2037 IO	147,276	23,080
6.11%, 04/20/2037	167,832	189,492
0.83%, 05/16/2037	89,985	89,842
0.00%, 05/20/2037 PO	23,752	21,630
5.67%, 05/20/2037 IO	292,295	56,526
5.67%, 05/20/2037 IO	265,448	52,447
0.00%, 06/16/2037 PO	385,260	371,995
0.00%, 06/16/2037 PO	52,747	50,292
5.94%, 06/16/2037 IO	226,185	41,991
5.72%, 06/20/2037 IO	231,704	32,548
6.11%, 07/20/2037 IO	323,446	61,348
6.15%, 07/20/2037 IO	337,354	59,232
6.22%, 07/20/2037 IO	225,705	40,644
6.24%, 08/20/2037 IO	84,176	12,325
0.00%, 09/20/2037 PO	56,127	53,605
6.02%, 09/20/2037 IO	209,320	38,921
18.61%, 09/20/2037	59,233	83,710
5.50%, 10/16/2037 IO	392,670	43,546
12.34%, 10/20/2037	38,989	51,828
0.00%, 11/16/2037 PO	459,201	436,567
6.01%, 11/16/2037 IO	225,253	38,300
5.47%, 11/20/2037 IO	253,222	39,205
5.50%, 11/20/2037	10,497	10,762
5.97%, 11/20/2037 IO	488,835	86,152
5.98%, 11/20/2037 IO	279,371	46,521
6.02%, 11/20/2037 IO	224,033	39,923
18.35%, 11/20/2037	27,764	42,016
6.02%, 12/20/2037 IO	354,011	64,715
0.00%, 01/20/2038 PO	27,159	26,803
0.00%, 01/20/2038 PO	17,019	15,581
5.47%, 02/20/2038 IO	2,159,767	373,804
5.50%, 02/20/2038 IO	56,127	8,381
7.17%, 04/16/2038 IO	131,167	31,404
5.77%, 04/20/2038 IO	348,905	56,090
5.87%, 05/16/2038 IO	1,070,928	205,966
5.67%, 06/20/2038 IO	87,599	16,778
6.00%, 06/20/2038	178,879	205,258
1.35%, 07/20/2038	639,151	649,401
5.62%, 07/20/2038 IO	314,411	43,817
5.75%, 07/20/2038	360,896	388,090
5.47%, 08/20/2038 IO	115,542	15,212
5.58%, 08/20/2038	462,061	531,409
5.37%, 09/20/2038 IO	372,328	52,887
5.67%, 09/20/2038 IO	763,403	114,836
7.07%, 09/20/2038 IO	162,414	31,739
6.12%, 11/20/2038	287,851	327,501
5.87%, 12/16/2038 IO	117,236	6,667
5.17%, 12/20/2038 IO	381,952	56,811
5.47%, 12/20/2038 IO	217,841	32,293
5.86%, 12/20/2038	954,016	1,093,083
6.00%, 12/20/2038 IO	106,542	14,312
6.77%, 12/20/2038 IO	694,443	140,563
5.46%, 01/20/2039	1,539,853	1,714,102
5.57%, 02/16/2039 IO	170,781	29,294
5.62%, 02/16/2039 IO	260,528	33,528
5.42%, 02/20/2039 IO	326,506	44,479
5.51%, 02/20/2039 IO	190,943	29,539
5.77%, 03/20/2039 IO	342,040	38,377
5.77%, 03/20/2039 IO	150,779	10,558
6.50%, 03/20/2039 IO	217,886	48,636
6.50%, 03/20/2039 IO	99,827	21,900
5.74%, 04/20/2039 IO	590,474	94,218
5.50%, 05/20/2039 IO	71,549	10,980
6.00%, 05/20/2039 IO	96,225	17,162
5.87%, 06/16/2039 IO	629,634	53,156
5.42%, 06/20/2039 IO	306,079	48,768
5.55%, 06/20/2039 IO	446,551	69,867
5.57%, 07/16/2039 IO	522,671	55,421
5.72%, 08/16/2039 IO	469,811	79,338
7.00%, 08/16/2039	248,090	277,448
5.50%, 09/20/2039	317,000	387,148
5.56%, 09/20/2039 IO	738,953	112,932
5.87%, 11/16/2039 IO	622,009	105,122
6.00%, 12/20/2039	329,969	344,027
5.22%, 06/20/2040	279,452	315,890
5.54%, 07/20/2040	399,517	452,974
7.00%, 10/16/2040	809,480	955,896
0.00%, 12/20/2040 PO	1,121,775	1,012,395
6.07%, 05/20/2041 IO	565,803	122,836
4.66%, 09/20/2041	589,432	643,589
4.67%, 10/20/2041	1,107,287	1,219,937
4.53%, 11/16/2041	601,493	666,244
3.00%, 12/20/2041	1,000,000	1,044,978
3.71%, 01/20/2042	637,406	676,652
3.97%, 09/16/2042	426,639	451,232
4.66%, 10/20/2042	2,323,255	2,527,173
4.70%, 11/20/2042	314,734	346,978
4.50%, 04/20/2043	334,381	359,965
0.94%, 11/20/2059	698,141	698,199
0.97%, 01/20/2060	456,868	456,990
0.94%, 03/20/2060	675,513	675,503
0.92%, 04/20/2060	1,676,956	1,673,910
5.24%, 07/20/2060	3,024,026	3,204,713
0.79%, 08/20/2060	298,087	297,995
0.96%, 01/20/2061	3,124,543	3,120,048
0.99%, 03/20/2061	2,814,758	2,808,504
1.14%, 05/20/2061	2,960,615	2,962,986
1.19%, 05/20/2061	2,902,998	2,906,918
0.96%, 08/20/2061	707,817	705,359
1.04%, 10/20/2061	1,525,827	1,525,585
1.04%, 12/20/2061	7,594,925	7,590,969
1.04%, 04/20/2062	561,575	561,419
1.19%, 04/20/2062	1,163,938	1,167,806
0.94%, 05/20/2062	674,932	674,978
1.04%, 07/20/2062	2,172,050	2,166,106
1.07%, 09/20/2062	3,555,564	3,555,024
1.08%, 09/20/2062	966,027	966,334
0.99%, 10/20/2062	945,247	943,080
1.01%, 10/20/2062	3,139,594	3,133,865
1.09%, 10/20/2062	494,994	493,138
0.79%, 11/20/2062	133,279	133,194
0.83%, 12/20/2062	2,942,837	2,918,328
0.81%, 01/20/2063	1,382,660	1,368,823
0.99%, 01/20/2063	1,093,804	1,093,280
1.65%, 01/20/2063	3,134,759	3,129,416
0.91%, 02/20/2063	303,247	300,281
0.94%, 02/20/2063	1,683,436	1,675,863
1.65%, 02/20/2063	4,228,890	4,221,603
0.90%, 03/20/2063	1,238,257	1,230,502
0.96%, 03/20/2063	395,611	394,161
1.75%, 03/20/2063	1,046,793	1,052,960
1.65%, 04/20/2063	1,330,407	1,327,812
0.96%, 06/20/2063	3,291,939	3,280,060
1.14%, 01/20/2064	3,276,758	3,288,733
1.14%, 02/20/2064	6,810,591	6,835,110
1.18%, 02/20/2064	3,604,312	3,616,610
1.14%, 03/20/2064	3,727,935	3,739,551
1.09%, 04/20/2064	3,925,832	3,921,218
1.09%, 04/20/2064	4,229,658	4,235,698
1.09%, 05/20/2064	6,649,599	6,641,584
0.99%, 06/20/2064	2,785,855	2,767,685
0.96%, 07/20/2064	4,528,167	4,510,412
0.99%, 07/20/2064	2,274,402	2,259,739
0.99%, 07/20/2064	2,959,583	2,940,416
0.96%, 09/20/2064	4,453,167	4,418,343
1.09%, 10/20/2064	1,756,354	1,739,159
0.99%, 12/20/2064	4,274,641	4,264,101
0.00%, 02/20/2065	2,804,601	2,791,435
0.97%, 02/20/2065	4,645,740	4,609,861
0.95%, 03/20/2065	9,339,981	9,268,293
0.97%, 04/20/2065	6,671,376	6,618,785
0.94%, 06/20/2065	2,274,306	2,256,376
0.93%, 07/20/2065	3,981,167	3,940,077
0.96%, 08/20/2065	746,572	740,270
1.09%, 11/20/2065	7,790,396	7,780,175
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,267,263) (1)	1,269,589	1,296,925
3.38%, 05/10/2050	221,000	235,884
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,220,088) (1)	4,200,000	4,537,564
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (Acquired 10/28/2013, Cost $358,551) (1)	7,793,000	246,494
2.93%, 06/05/2031 (Acquired 07/28/2015 through 09/09/2016, Cost $4,942,317) (1)	4,813,000	4,945,709
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,618) (1)	505,000	507,439
GS Mortgage Securities Corp. II
2.95%, 11/05/2034 (Acquired 08/03/2016 through 08/30/2016, Cost $2,036,890) (1)	1,954,000	2,027,175
GS Mortgage Securities Trust 2006-GG8
0.82%, 11/10/2039 IO (Acquired 10/28/2013, Cost $156,914) (1)	3,529,541	64
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (Acquired 03/27/2014, Cost $509,683) (1)	500,000	505,475
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	13,211,562	13,726,645
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,464,061
GS Mortgage Securities Trust 2013-GC16
1.61%, 11/10/2046 IO	24,609,907	1,384,728
GS Mortgage Securities Trust 2013-GCJ14
0.97%, 08/10/2046 IO	29,113,560	1,061,652
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,897,402
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,534,037
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,449,574
GSMPS Mortgage Loan Trust 2004-4
0.93%, 06/25/2034 (Acquired 10/28/2013, Cost $69,934) (1)	76,360	68,052
GSMPS Mortgage Loan Trust 2005-RP2
0.88%, 03/25/2035 (Acquired 10/28/2013, Cost $126,650) (1)	141,051	121,413
GSMPS Mortgage Loan Trust 2005-RP3
0.88%, 09/25/2035 (Acquired 10/28/2013, Cost $757,839) (1)	856,157	737,767
4.19%, 09/25/2035 IO (Acquired 10/28/2013, Cost $90,168) (1)	631,214	88,296
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	50,848	52,913
GSR Mortgage Loan Trust 2003-6F
0.93%, 09/25/2032	16,923	16,033
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	140,337	143,777
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	153,218	157,198
6.50%, 05/25/2034	87,392	92,831
GSR Mortgage Loan Trust 2005-5F
1.03%, 06/25/2035	49,203	46,650
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	259,857	276,048
GSR Mortgage Loan Trust 2005-AR6
3.06%, 09/25/2035	17,686	17,592
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	133,240	125,671
6.00%, 02/25/2036	543,158	476,751
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	425,178	409,216
HILT 2014-ORL Mortgage Trust
1.42%, 07/15/2029 (Acquired 09/02/2014 through 01/27/2016, Cost $1,897,622) (1)	1,900,000	1,875,457
Impac CMB Trust Series 2004-4
4.82%, 09/25/2034	13,230	12,718
Impac CMB Trust Series 2004-7
1.27%, 11/25/2034	1,574,057	1,519,140
Impac CMB Trust Series 2005-4
1.13%, 05/25/2035	168,282	161,539
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	102,682	103,750
1.33%, 11/25/2034	4,059	3,985
Impac Secured Assets Trust 2006-1
0.88%, 05/25/2036	537,569	482,733
Impac Secured Assets Trust 2006-2
0.88%, 08/25/2036	527,058	517,636
JP Morgan Alternative Loan Trust
2.88%, 03/25/2036	50,550	42,614
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.04%, 08/12/2037 IO (Acquired 10/28/2013, Cost $76,638) (1)	8,905,537	5,934
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 IO (Acquired 10/28/2013, Cost $100,302) (1)	8,575,353	7,467
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.47%, 06/12/2043 IO	6,772,348	7,060
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.68%, 05/15/2047	198,346	197,251
5.34%, 05/15/2047	413,000	410,346
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	135,650	139,220
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.88%, 02/12/2049	1,139,886	1,158,933
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.18%, 02/15/2051 IO	26,631,532	13,292
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,982,094
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,467,096
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
2.82%, 08/15/2049	1,279,000	1,311,637
JP Morgan Mortgage Trust 2004-A3
3.21%, 07/25/2034	77,806	79,841
JP Morgan Mortgage Trust 2004-A4
3.29%, 09/25/2034	88,497	90,333
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	31,513	32,251
JP Morgan Mortgage Trust 2005-A1
3.07%, 02/25/2035	210,687	214,513
JP Morgan Mortgage Trust 2005-A4
2.92%, 07/25/2035	251,814	246,911
JP Morgan Mortgage Trust 2006-A2
2.87%, 11/25/2033	756,976	767,561
3.18%, 08/25/2034	1,279,922	1,282,775
JP Morgan Mortgage Trust 2006-A3
3.18%, 08/25/2034	172,604	172,775
JP Morgan Mortgage Trust 2006-A7
2.93%, 01/25/2037	133,356	119,032
2.93%, 01/25/2037	233,926	208,131
JP Morgan Mortgage Trust 2007-A1
2.95%, 07/25/2035	146,353	146,298
2.95%, 07/25/2035	2,232,489	2,259,617
JP Morgan Mortgage Trust 2007-A2
2.95%, 04/25/2037	480,759	424,607
JP Morgan Resecuritization Trust Series 2009-6
3.05%, 09/26/2036 (Acquired 10/28/2013, Cost $51,450) (1)	51,121	51,131
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,147,920
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,558,687
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,898,915
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,314,387
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $981,960) (1)	1,027,000	1,120,946
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	493,803
LB-UBS Commercial Mortgage Trust 2007-C2
0.65%, 02/15/2040 IO	10,297,140	18,764
5.39%, 02/15/2040	13,947,161	14,084,087
5.43%, 02/15/2040	376,539	379,650
Lehman Mortgage Trust 2006-2
5.93%, 04/25/2036	92,527	82,701
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	70,781	63,275
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	464,831	345,584
Luminent Mortgage Trust 2005-1
0.79%, 11/25/2035	2,592,107	2,328,773
MASTR Adjustable Rate Mortgages Trust 2004-13
2.97%, 04/21/2034	340,522	348,080
MASTR Adjustable Rate Mortgages Trust 2004-15
3.41%, 12/25/2034	62,082	58,401
MASTR Adjustable Rate Mortgages Trust 2004-3
2.69%, 04/25/2034	94,351	87,515
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	408,784	428,526
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	100,583	99,900
6.00%, 01/25/2034	28,940	28,919
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	23,993	24,085
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	16,820	16,890
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	413,908	424,088
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	1,280	1,290
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	278,145	291,386
6.25%, 04/25/2034	79,652	82,971
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	21,488	21,650
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	51,488	37,533
6.00%, 07/25/2034	31,221	30,446
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	42,350	33,229
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	48,891	49,737
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	854,994	854,591
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	67,725	65,899
MASTR Asset Securitization Trust
4.50%, 12/25/2018	4,642	4,683
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	7,671	6,909
5.00%, 12/25/2033	26,000	26,151
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	2,173	2,167
4.50%, 03/25/2018	6,898	6,879
5.00%, 03/25/2018	3,950	3,947
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	6,312	6,242
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	7,138	6,871
5.50%, 10/25/2033	13,284	13,190
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	6,032	4,671
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,000	1,005
5.25%, 12/26/2033	182,355	188,718
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	4,487	4,333
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	2,819	2,681
4.75%, 08/25/2019	14,411	14,638
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	25,964	26,308
MASTR Reperforming Loan Trust 2005-2
0.88%, 05/25/2035 (Acquired 10/28/2013, Cost $1,043,649) (1)	1,159,943	903,505
MASTR Reperforming Loan Trust 2006-2
4.54%, 05/25/2036 (Acquired 10/28/2013, Cost $135,891) (1)	143,009	128,637
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $66,936) (1)	69,698	55,141
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.58%, 06/25/2037	332,014	321,749
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.90%, 08/25/2033	90,090	90,612
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.15%, 10/25/2028	172,616	164,431
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.17%, 10/25/2028	206,992	202,140
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.68%, 12/25/2034	181,816	181,881
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.99%, 04/25/2029	74,668	71,429
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.53%, 07/25/2029	155,582	147,900
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.86%, 08/25/2034	151,793	154,292
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.65%, 02/25/2035	282,281	275,358
ML Trust XLVII
8.99%, 10/20/2020	604	635
ML-CFC Commercial Mortgage Trust 2006-4
0.84%, 12/12/2049 IO (Acquired 10/28/2013, Cost $380,845) (1)	8,508,046	5,106
5.20%, 12/12/2049	613,333	613,030
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	558,413	575,488
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,585,772
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,777,433
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046	1,229,000	1,390,280
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,299,638
3.67%, 02/15/2047	4,400,000	4,688,331
3.79%, 02/15/2047	659,000	725,419
4.06%, 02/15/2047	439,000	490,916
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	1,742,000	1,852,600
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	13,164,730
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 08/15/2047	5,000,000	5,376,352
Morgan Stanley Capital I Trust 2006-IQ12
0.71%, 12/15/2043 IO (Acquired 10/28/2013, Cost $224,198) (1)	8,274,807	4,321
Morgan Stanley Capital I Trust 2007-HQ11
0.39%, 02/12/2044 IO (Acquired 10/28/2013, Cost $154,463) (1)	27,107,989	7,248
5.42%, 02/12/2044	276,141	277,932
Morgan Stanley Capital I Trust 2007-HQ13
0.63%, 12/15/2044 IO (Acquired 10/28/2013, Cost $112,504) (1)	8,115,373	25,008
Morgan Stanley Capital I Trust 2007-IQ13
0.56%, 03/15/2044 IO (Acquired 10/28/2013, Cost $309,897) (1)	24,662,315	30,665
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	582,256	613,300
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	859,549
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015 through 09/26/2016, Cost $2,416,497) (1)	2,318,000	2,460,019
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	20,005,962
Morgan Stanley Mortgage Loan Trust 2004-3
5.67%, 04/25/2034	339,307	354,952
Morgan Stanley Mortgage Loan Trust 2004-9
4.93%, 10/25/2019	81,226	80,260
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,026,858) (1)	1,182,000	1,058,646
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $943,414) (1)	938,527	934,425
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $782,575) (1)	789,300	786,143
MortgageIT Trust 2005-1
1.17%, 02/25/2035	121,653	117,061
MortgageIT Trust 2005-2
0.79%, 05/25/2035	1,860,746	1,816,666
MortgageIT Trust 2005-3
0.83%, 08/25/2035	4,944,401	4,652,692
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.00%, 06/15/2030	387,831	367,438
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.96%, 12/15/2030	82,709	78,660
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $81,806) (1)	80,559	80,707
NCUA Guaranteed Notes Trust 2010-R3
1.08%, 12/08/2020	1,852,641	1,855,854
2.40%, 12/08/2020	307,525	309,384
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	338	338
7.00%, 04/25/2033	7,954	8,139
5.50%, 05/25/2033	35,583	36,154
6.00%, 05/25/2033	22,804	23,179
Nomura Resecuritization Trust 2010-6R
3.01%, 03/26/2036 (Acquired 10/28/2013, Cost $21,915) (1)	21,877	21,687
NorthStar 2013-1
5.53%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $690,041) (1)	688,073	694,954
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	510	544
PFP 2015-2 Ltd
1.98%, 07/14/2034 (Acquired 07/28/2015, Cost $1,208,000) (1)	1,208,000	1,202,965
3.78%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (1)	821,000	801,069
4.53%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (1)	730,000	706,603
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	137,671	143,708
Provident Funding Mortgage Loan Trust 2005-1
2.84%, 05/25/2035	63,066	60,764
RAIT 2014-FL3 Trust
1.77%, 12/15/2031 (Acquired 10/23/2014, Cost $385,642) (1)	385,642	381,295
2.32%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (1)	1,489,836	1,472,706
RAIT 2015-FL4 Trust
1.87%, 04/15/2018 (Acquired 05/19/2015, Cost $985,366) (1)	985,366	984,800
2.27%, 04/15/2018 (Acquired 05/19/2015, Cost $966,832) (1)	966,832	971,192
RAIT 2015-FL5 Trust
4.42%, 01/15/2031 (Acquired 12/16/2015, Cost $1,485,000) (1)	1,485,000	1,485,000
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	870	867
RALI Series 2002-QS16 Trust
15.52%, 10/25/2017	4,850	5,039
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	12,845	12,836
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,047,221	999,123
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	62,576	62,789
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	18,347	18,468
RALI Series 2003-QS3 Trust
15.34%, 02/25/2018	13,111	13,704
RALI Series 2003-QS9 Trust
7.02%, 05/25/2018 IO	39,228	1,141
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	10,062	10,059
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	825,170	837,801
RALI Series 2005-QA6 Trust
4.00%, 05/25/2035	226,524	188,500
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	27,244	22,633
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $492,007) (1)	512,000	531,284
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $433,919) (1)	419,353	444,937
RBSSP Resecuritization Trust 2009-12
5.86%, 11/25/2033 (Acquired 10/28/2013, Cost $461,378) (1)	450,811	466,967
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $108,820) (1)	105,813	110,169
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $49,728) (1)	49,426	49,581
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $92,200) (1)	89,282	90,225
4.00%, 05/26/2037 (Acquired 10/28/2013, Cost $195,568) (1)	193,534	191,582
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $11,239) (1)	12,014	9,775
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	34,942	35,695
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	1,632	1,652
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	23,761	23,772
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,792,998	2,800,517
Residential Asset Securitization Trust 2005-A2
4.52%, 03/25/2035 IO	1,073,507	156,218
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	106,792	98,437
Resource Capital Co. 2015-CRE4 Ltd
1.93%, 08/15/2032 (Acquired 08/05/2015, Cost $514,238) (1)	514,238	508,141
3.53%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (1)	1,151,000	1,081,940
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	302	300
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	4,279	4,152
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	12,350	12,391
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	23,200	23,342
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	17,016	13,207
RFMSI Series 2005-SA4 Trust
3.23%, 09/25/2035	96,631	80,114
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $309,290) (1)	309,491	309,491
Sequoia Mortgage Trust 2004-10
1.15%, 11/20/2034	81,307	76,123
Sequoia Mortgage Trust 2004-11
1.13%, 12/20/2034	252,362	246,541
Sequoia Mortgage Trust 2004-12
1.24%, 09/20/2034	190,801	175,260
Sequoia Mortgage Trust 2004-8
1.23%, 09/20/2034	1,547,973	1,468,372
1.95%, 09/20/2034	264,283	253,812
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $475,067) (1)	479,777	479,018
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,089,782) (1)	1,121,000	1,116,877
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $797,905) (1)	817,000	814,644
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $663,531) (1)	688,000	689,394
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $922,752) (1)	926,682	922,469
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $878,828) (1)	899,000	902,947
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,706) (1)	1,262,000	1,260,618
Structured Adjustable Rate Mortgage Loan Trust
2.81%, 06/25/2034	10,042	10,025
2.95%, 06/25/2034	699,631	695,279
Structured Asset Mortgage Investments II Trust 2004-AR5
1.19%, 10/19/2034	223,736	213,345
Structured Asset Mortgage Investments II Trust 2005-AR5
0.78%, 07/19/2035	767,644	741,278
Structured Asset Mortgage Investments Trust 2003-CL1
0.93%, 07/25/2032	592,088	560,433
Structured Asset Sec Co. Mort Pass Th Certs Ser 2003-32
5.22%, 11/25/2033	24,111	24,107
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 29
4.75%, 09/25/2018	31,272	31,539
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 30
5.50%, 10/25/2033	32,258	33,742
Structured Asset Securities Co.
2.82%, 12/25/2033	274,146	272,255
2.91%, 12/25/2033	2,249,122	2,210,878
5.62%, 02/25/2034	282,738	290,753
0.88%, 06/25/2035 (Acquired 10/28/2013, Cost $93,166) (1)	106,632	85,282
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	592,431	608,223
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	314,017	320,262
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
2.95%, 11/25/2033	90,685	89,053
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
5.04%, 01/25/2035	3,908,226	4,033,356
Structured Asset Securities Co. Trust 2005-6
5.00%, 05/25/2035	50,325	50,916
Thornburg Mortgage Securities Trust 2003-4
1.17%, 09/25/2043	1,102,180	1,060,322
Thornburg Mortgage Securities Trust 2003-5
2.74%, 10/25/2043	6,436,944	6,463,755
Thornburg Mortgage Securities Trust 2004-4
2.24%, 12/25/2044	560,163	553,646
Thornburg Mortgage Securities Trust 2005-1
2.53%, 04/25/2045	1,739,749	1,742,663
UBS Commercial Mortgage Trust 2012-C1
2.27%, 05/10/2045 IO (Acquired 10/28/2013, Cost $213,282) (1)	1,705,030	160,931
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,763,850) (1)	1,787,000	1,894,036
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.79%, 05/10/2063 IO (Acquired 10/28/2013, Cost $586,043) (1)	7,200,719	384,266
3.53%, 05/10/2063	1,073,000	1,156,801
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	287,234
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	471,792	528,958
Vendee Mortgage Trust 1994-1
5.51%, 02/15/2024	117,356	128,123
6.50%, 02/15/2024	359,555	402,826
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	175,300	202,853
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	78,841	90,669
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	240,185	282,412
Vendee Mortgage Trust 1998-1
7.00%, 09/15/2027	161,866	194,247
Villa Vista Commercial Mortgage Trust
0.00%, 11/25/2028 (8)	9,733,000	9,918,511
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013 through 02/19/2014, Cost $2,215,369) (1)	2,283,000	2,389,377
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,548,045) (1)	2,500,000	2,682,941
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.46%, 10/15/2044	365,133	364,798
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.16%, 03/15/2045 IO (Acquired 10/28/2013, Cost $234,399) (1)	5,637,051	17
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.89%, 06/15/2049	5,435,917	5,524,822
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.81%, 10/25/2033	427,172	429,324
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.68%, 08/25/2033	146,669	146,880
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.78%, 09/25/2033	813,485	818,864
2.85%, 09/25/2033	151,885	148,620
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	138,383	142,123
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	5,964	5,998
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.08%, 12/25/2018	16,852	16,514
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.02%, 06/25/2033	34,353	42,550
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	26,664	26,749
4.50%, 09/25/2018	9,781	9,814
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	11,574	9,875
5.25%, 10/25/2033	554,378	576,324
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.78%, 06/25/2034	4,558,892	4,589,529
2.78%, 06/25/2034	256,888	258,614
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	39,113	39,563
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	48,179	48,665
5.50%, 08/25/2019	104,072	105,511
6.00%, 08/25/2034	1,086,865	1,149,050
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	14,106	14,321
6.00%, 10/25/2019	15,952	16,459
6.50%, 10/25/2034	4,351,836	4,709,819
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	25,250	25,716
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	87,135	88,460
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	493,603	513,950
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	99,384	103,001
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.82%, 09/25/2036	20,053	16,592
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.80%, 08/25/2046	112,188	97,625
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	17,281	12,767
5.50%, 03/25/2035	192,493	190,355
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.47%, 04/25/2035 IO	329,554	56,572
4.52%, 04/25/2035 IO	1,173,061	159,628
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	412,024	380,103
5.50%, 06/25/2035 IO	385,464	79,803
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	80,044	73,459
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	31,860	29,311
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
1.03%, 03/25/2018	4,812	4,777
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	1,739	1,470
Wedgewood Real Estate Trust 2016-1
3.45%, 07/15/2046 (Acquired 06/22/2016, Cost $1,027,410) (1)	1,027,466	1,026,076
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	12,728	11,376
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	43,537	38,561
Wells Fargo Commercial Mortgage Trust
0.00%, 11/15/2049	20,000,000	20,198,460
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,523,236) (1)	1,548,000	1,586,749
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,500,000	3,611,349
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,739,213
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,616,927
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	729,000	790,821
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	16,058,151
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	592,284
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/17/2048	1,286,000	1,404,897
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.75%, 11/25/2033	286,078	286,472
2.75%, 11/25/2033	10,974	11,040
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.75%, 11/25/2033	44,720	43,690
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	65,644	66,951
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.75%, 02/25/2034	102,977	102,284
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.01%, 12/25/2034	3,729,866	3,756,022
3.01%, 12/25/2034	153,704	156,521
3.11%, 12/25/2034	276,226	284,854
3.11%, 12/25/2034	90,163	92,979
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.93%, 07/25/2034	385,530	389,940
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.99%, 09/25/2034	1,089,460	1,121,864
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.05%, 10/25/2034	146,465	147,261
3.05%, 10/25/2034	187,856	192,282
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	25,059	22,253
5.50%, 12/25/2035	110,219	114,180
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
2.96%, 06/25/2035	6,636,873	6,869,103
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.06%, 03/25/2035	2,470,704	2,520,857
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.00%, 03/25/2034	226,520	230,558
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	288,066	286,104
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	49,044	48,247
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,116,926) (1)	1,059,000	1,161,581
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	10,151,435
WFRBS Commercial Mortgage Trust 2013-C11
4.32%, 03/15/2045 (Acquired 08/04/2014, Cost $287,476) (1)	300,000	281,155
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,606,073
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,768,291
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,318,269
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,875,252
Total Mortgage-Backed Obligations (Cost $3,889,279,593)		$3,999,777,718

Total Bonds & Notes (Cost $10,228,596,643)		$10,621,062,039

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Corp. - Series G, Perpetual	95,000	$2,546,950
Total Preferred Stocks (Cost $2,375,000)		$2,546,950

SHORT-TERM INVESTMENTS - 8.01%
Money Market Funds - 8.01%
Fidelity Institutional Money Market Government Funds - Class I, 0.27% (5)(7)	432,575,798	$432,575,798
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.15% (5)(7)	433,494,890	433,494,890
Total Money Market Funds (Cost $866,070,688)		866,070,688

	Principal
	Amount	Value
U.S. Treasury Bills - 0.00%
U.S. Treasury Bill, 0.00%, May 2017 (4)	$1,000,000	$997,028
Total U.S. Treasury Bills (Cost $996,559)		997,028
Total Short-Term Investments (Cost $867,067,247)		$867,067,716

TOTAL INVESTMENTS IN SECURITIES - 106.23%
(Cost $11,098,038,890)		11,490,676,705

TBA SALES COMMITMENTS - (0.35)%
Mortgage-Backed Obligations - (0.35)%
Fannie Mae Pool, 3.00%, Nov. 2042 (6)	(20,000,000)	$(20,740,880)
Fannie Mae Pool, 3.50%, Oct. 2040 (6)	(16,000,000)	(16,885,000)
Total TBA Sales Commitments (Proceeds Received $37,571,719)		$(37,625,880)

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.88)%		(635,655,640)
TOTAL NET ASSETS - 100.00%		$10,817,395,185

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,536,662,410, which represents 14.21% of total net assets.
(2)	Inflation protected security. The value of these securities total $24,180,090, which represents 0.22% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $657,835,935, which represents 6.08% of total net assets.
(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $1,986,292, which represent 0.02% of total net assets.
(5)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Scheduleof Investments.
(6)	Delayed delivery sale commitment security. The value of these securities total $37,625,880, which represents 0.35% of total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Securitiy is treated as illiquid by the Fund. The value of these securities total $16,123,486, which represents 0.15% of the total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
1,948	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2016	$236,031,287	$236,712,437	$681,150
(493)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2016	(64,748,114)	(64,644,625)	103,489
128	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2016	27,922,234	27,964,000	41,766
(83)	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2016	(18,135,113)	(18,132,906)	2,207
131	U.S. Long Bond Future	J.P. Morgan	Dec. 2016	21,822,021	22,028,469	206,448
(43)	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2016	(7,904,340)	(7,906,625)	(2,285)
						$1,032,775

Bridge Builder Core Plus Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 93.68%
Asset-Backed Obligations - 7.73%
ABFC 2007-NC1 Trust
0.83%, 05/25/2037 (Acquired 09/03/2015, Cost $3,084,844) (1)	$4,000,000	$3,091,403
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.19%, 11/25/2035	1,210,075	1,195,884
Aegis Asset Backed Securities Trust 2005-5
0.78%, 12/25/2035	7,959,735	7,819,556
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (Acquired 08/05/2016, Cost $632,323) (1)	633,723	632,352
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,081,069
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,455,213
1.63%, 05/15/2020	1,670,000	1,677,041
American Express Credit Account Master Trust
1.49%, 04/15/2020	2,000,000	2,008,326
American Homes 4 Rent 2014-SFR1
2.63%, 06/17/2031 (Acquired 04/05/2016, Cost $95,951) (1)	100,000	100,075
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,438,490	1,439,428
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	551,169
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	176,000
3.59%, 02/08/2022	916,000	948,064
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,328,529
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,698,861
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,919,103
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,263,428
3.65%, 05/09/2022	605,000	627,783
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	2,015,432
Ameriquest Mortgage Securities Trust 2006-R2
0.70%, 04/25/2036	2,366,335	2,329,620
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.49%, 09/25/2034	2,891,938	2,878,591
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $690,304) (1)	690,303	700,336
Applebee's Funding LLC / IHOP Funding LLC
4.28%, 09/05/2044 (Acquired 05/16/2016, Cost $5,071,698) (1)	5,000,000	5,081,576
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (Acquired 08/26/2015, Cost $1,015,807) (1)	1,000,000	1,019,568
2.46%, 07/20/2020 (Acquired 07/15/2015 through 06/17/2016, Cost $2,649,240) (1)	2,630,000	2,656,466
BA Credit Card Trust
0.79%, 09/16/2019	3,500,000	3,502,799
0.85%, 06/15/2020	2,150,000	2,153,862
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,437,133
2.20%, 12/15/2022	1,705,000	1,743,372
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $795,094) (1)	795,094	794,510
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	2,370,000	2,371,805
Cabela's Credit Card Master Note Trust
2.26%, 03/15/2023	850,000	865,083
CAM Mortgage Trust 2016-1
4.00%, 01/15/2056 (Acquired 04/18/2016, Cost $216,175) (1)	216,599	215,583
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (Acquired 09/22/2016, Cost $729,159) (1)	730,000	730,583
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,200,640
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	554,431
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,014,529
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	754,337
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	5,385,000	5,409,163
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,600,000	1,604,673
CarMax Auto Owner Trust 2014-3
1.16%, 06/17/2019	794,891	795,136
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	370,099
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	101,246
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,982) (1)	650,000	653,552
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (Acquired 06/08/2016, Cost $1,404,912) (1)	1,405,000	1,408,611
Chase Issuance Trust
1.15%, 01/15/2019	3,000,000	3,001,800
0.84%, 02/18/2020	4,275,000	4,284,407
0.95%, 09/15/2020	2,000,000	2,008,720
1.37%, 06/15/2021	6,150,000	6,167,396
Citibank Credit Card Issuance Trust
1.02%, 02/22/2019	3,000,000	3,000,973
1.70%, 01/23/2020	3,500,000	3,545,039
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,150,818) (1)	2,098,713	2,104,123
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,054,838) (1)	1,049,741	1,018,308
CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,361,600	1,361,597
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	799,455
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,059,460
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,020,804
Colony American Finance 2015-1 Ltd
4.83%, 10/18/2047 (Acquired 10/22/2015, Cost $724,992) (1)	725,000	759,151
Colony American Homes 2014-2
2.90%, 07/17/2031 (Acquired 03/28/2016, Cost $120,294) (1)	125,000	125,456
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (Acquired 07/18/2016, Cost $1,984,523) (1)	1,985,000	2,070,365
CWABS Asset-Backed Certificates Trust 2004-13
1.37%, 04/25/2035	2,566,430	2,518,140
CWABS Asset-Backed Certificates Trust 2005-16
1.00%, 04/25/2036	805,000	682,813
CWABS Asset-Backed Certificates Trust 2005-7
1.11%, 09/25/2035	8,000,000	7,835,973
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/29/2015, Cost $522,462) (1)	522,050	524,765
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $796,221) (1)	799,582	796,321
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $238,255) (1)	238,056	238,368
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $168,616) (1)	168,629	170,237
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,152,717
1.85%, 10/16/2023	655,000	660,440
Domino's Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 07/29/2015, Cost $1,871,825) (1)	1,815,036	1,866,542
3.48%, 10/25/2045 (Acquired 10/14/2015, Cost $1,698,168) (1)	1,698,168	1,714,088
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $842,736) (1)	845,000	852,031
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,921) (1)	825,000	833,547
Dryden XXXI Senior Loan Fund
2.03%, 04/20/2026 (Acquired 07/21/2015, Cost $1,659,755) (1)	1,665,000	1,663,746
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (Acquired 06/28/2016, Cost $1,822,972) (1)	1,800,000	1,838,008
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,634) (1)	1,600,000	1,642,453
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (Acquired 09/28/2016, Cost $114,978) (1)	115,000	114,978
Enterprise Fleet Financing LLC
2.09%, 02/20/2021 (Acquired 07/22/2015 through 06/08/2016, Cost $1,540,170) (1)	1,535,000	1,548,800
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,938) (1)	510,000	511,175
2.04%, 02/22/2022 (Acquired 07/12/2016, Cost $2,184,460) (1)	2,185,000	2,188,745
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,986) (1)	270,000	278,271
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (Acquired 09/12/2016, Cost $849,989) (1)	850,000	851,646
First NLC Trust 2005-2
1.01%, 09/25/2035	3,512,304	3,447,878
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,875) (1)	100,000	101,321
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (Acquired 08/02/2016, Cost $809,785) (1)	810,000	807,155
Flatiron CLO 2014-1 Ltd
2.06%, 07/17/2026 (Acquired 07/21/2015, Cost $1,657,697) (1)	1,660,000	1,659,802
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,104,048
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	1,102,830	1,102,712
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	389,275	389,496
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	30,000	30,066
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	30,000	30,043
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,000,000	2,005,751
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	2,635,000	2,657,756
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,495,000	1,499,340
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 08/23/2016, Cost $4,567,704) (1)	4,565,000	4,604,177
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	871,470
1.55%, 07/15/2021	2,660,000	2,657,917
2.09%, 03/15/2022 (Acquired 07/28/2016, Cost $2,286,735) (1)	2,255,000	2,285,176
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	996,282
2.08%, 03/20/2020	570,000	571,958
2.58%, 03/20/2020	350,000	353,146
GM Financial Automobile Leasing Trust 2016-3
1.61%, 12/20/2019	705,000	708,528
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (Acquired 05/24/2016, Cost $2,034,646) (1)	2,035,000	2,041,816
2.41%, 05/17/2021 (Acquired 05/24/2016, Cost $144,990) (1)	145,000	145,695
2.85%, 05/17/2021 (Acquired 05/24/2016, Cost $99,980) (1)	100,000	100,212
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $628,148) (1)	652,800	605,608
Home Partners of America 2016-1 Trust
3.83%, 03/17/2033 (Acquired 01/22/2016, Cost $676,644) (1)	705,000	712,342
Honda Auto Receivables 2013-4 Owner Trust
0.69%, 09/18/2017	187,770	187,729
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	417,047	416,442
Honda Auto Receivables 2014-2 Owner Trust
1.18%, 05/18/2020	725,000	725,982
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018	90,536	90,569
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019	90,000	90,034
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	2,145,000	2,150,156
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,105,000	2,109,601
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,085,000	1,084,060
HSI Asset Securitization Corp. Trust 2006-OPT1
0.75%, 12/25/2035	2,210,121	2,180,774
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,675,941) (1)	1,675,000	1,683,238
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (Acquired 05/17/2016, Cost $449,975) (1)	450,000	451,018
1.68%, 04/15/2020 (Acquired 05/17/2016, Cost $139,985) (1)	140,000	140,575
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (Acquired 08/09/2016, Cost $1,364,866) (1)	1,365,000	1,365,461
Invitation Homes 2013-SFR1 Trust
2.70%, 12/19/2030 (Acquired 08/05/2015, Cost $895,224) (1)	905,000	904,999
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	315,927
John Deere Owner Trust 2016-B
1.25%, 06/15/2020	940,000	941,440
1.49%, 05/15/2023	615,000	613,549
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $277,671) (1)	277,816	277,951
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $496,689) (1)	500,000	504,642
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (Acquired 07/26/2016, Cost $1,104,766) (1)	1,105,000	1,107,913
Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,501,477
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.77%, 05/25/2037	3,613,822	2,158,175
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (Acquired 05/03/2016, Cost $279,968) (1)	280,000	281,475
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,549,022) (1)	1,549,123	1,558,119
Nationstar HECM Loan Trust 2016-1A
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $149,499) (1)	149,499	149,390
Nationstar HECM Loan Trust 2016-3
2.03%, 08/25/2026 (Acquired 08/11/2016, Cost $237,127) (1)	237,127	235,809
Navient Student Loan Trust 2014-2
1.17%, 03/25/2043	1,086,420	1,049,376
Navient Student Loan Trust 2014-3
1.15%, 03/25/2043	404,441	390,650
Navient Student Loan Trust 2016-2
2.03%, 06/25/2065 (Acquired 04/05/2016 through 09/28/2016, Cost $6,322,063) (1)	6,200,000	6,380,545
Navient Student Loan Trust 2016-3
1.38%, 06/25/2065 (Acquired 06/07/2016, Cost $2,300,000) (1)	2,300,000	2,310,560
Nelnet Student Loan Trust 2007-1
0.90%, 05/25/2025	4,150,000	3,971,283
Nelnet Student Loan Trust 2008-3
2.48%, 11/25/2024	495,000	493,066
Nelnet Student Loan Trust 2014-2
1.38%, 07/27/2037 (Acquired 01/27/2016, Cost $3,917,484) (1)	4,250,000	3,929,132
Nelnet Student Loan Trust 2015-2
1.13%, 09/25/2042 (Acquired 06/16/2016, Cost $1,644,436) (1)	1,715,528	1,677,198
New Century Home Equity Loan Trust 2005-3
1.02%, 07/25/2035	1,875,000	1,845,791
1.04%, 07/25/2035	5,480,000	5,279,587
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	1,930,961	1,932,782
Nissan Auto Receivables 2015-A Owner Trust
0.67%, 09/15/2017	79,162	79,151
1.05%, 10/15/2019	25,000	25,021
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	3,220,000	3,231,749
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	95,000	95,333
Nissan Auto Receivables 2016-A Owner Trust
1.59%, 07/15/2022	230,000	231,304
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	70,000	70,021
Nissan Auto Receivables 2016-C Owner Trust
1.07%, 05/15/2019	1,850,000	1,848,742
1.18%, 01/15/2021	730,000	730,057
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,459,995
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.94%, 02/25/2036	8,180,000	8,007,034
NovaStar Mortgage Funding Trust Series 2005-2
1.17%, 10/25/2035	2,358,098	2,346,275
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $231,015) (1)	231,992	231,647
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $294,559) (1)	294,559	292,034
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,805) (1)	1,400,000	1,404,905
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,255,304) (1)	1,280,000	1,281,475
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (Acquired 09/24/2015, Cost $709,868) (1)	710,000	706,410
OneMain Financial Issuance Trust 2016-1A
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,824) (1)	1,125,000	1,134,512
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,723) (1)	1,440,000	1,511,010
Option One Mortgage Loan Trust 2005-2
1.18%, 05/25/2035	1,282,277	1,236,014
Option One Mortgage Loan Trust 2005-3
1.00%, 08/25/2035	3,120,697	3,099,667
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
0.97%, 11/25/2035	6,538,000	6,413,913
OSCAR US Funding Trust V
2.73%, 12/15/2020 (Acquired 09/14/2016, Cost $639,945) (1)	640,000	639,828
2.99%, 12/15/2023 (Acquired 09/14/2016, Cost $539,855) (1)	540,000	539,954
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (Acquired 10/23/2015, Cost $504,983) (1)	505,000	531,726
RAMP Series 2005-RS5 Trust
0.97%, 05/25/2035	1,607,435	1,596,489
RCO Depositor II LLC
4.50%, 09/25/2054 (Acquired 12/04/2015, Cost $463,351) (1)	465,163	464,802
RCO Mortgage LLC 2016-1
4.50%, 11/25/2047	253,351	254,300
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (Acquired 06/17/2016, Cost $5,036,238) (1)	5,000,000	5,065,853
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	962,274
Shenton Aircraft Investment I Ltd
4.75%, 10/15/2042 (Acquired 10/09/2015 through 06/08/2016, Cost $898,171) (1)	908,918	885,122
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $799,060) (1)	801,866	803,544
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (Acquired 07/11/2016, Cost $916,616) (1)	916,800	916,863
SLM Student Loan Trust
1.26%, 04/27/2026 (Acquired 07/19/2016, Cost $3,998,966) (1)	4,030,000	4,005,446
SLM Student Loan Trust 2004-10
1.26%, 04/27/2026 (Acquired 12/04/2015, Cost $3,122,891) (1)	3,180,000	3,161,193
SLM Student Loan Trust 2005-8
1.46%, 01/25/2028	5,500,000	5,483,792
SLM Student Loan Trust 2006-2
0.88%, 01/25/2041	4,340,000	3,938,346
SLM Student Loan Trust 2007-3
0.77%, 01/25/2022	4,150,000	3,871,044
SLM Student Loan Trust 2007-6
1.09%, 10/25/2024	4,156,467	4,091,181
SLM Student Loan Trust 2007-8
1.71%, 04/25/2043	2,146,181	1,856,516
SLM Student Loan Trust 2008-4
2.36%, 07/25/2022	99,368	99,666
SLM Student Loan Trust 2008-5
2.41%, 07/25/2023	7,143,805	7,183,812
SLM Student Loan Trust 2008-9
2.21%, 04/25/2023	442,867	443,844
SLM Student Loan Trust 2009-3
1.28%, 01/25/2045 (Acquired 06/13/2016, Cost $2,894,628) (1)	3,017,257	2,939,020
SLM Student Loan Trust 2012-3
1.18%, 12/26/2025	1,707,544	1,645,562
SLM Student Loan Trust 2012-7
2.33%, 09/25/2043	2,220,000	1,943,415
SLM Student Loan Trust 2013-2
0.98%, 09/25/2026	3,271,873	3,210,594
SLM Student Loan Trust 2014-1
1.13%, 02/26/2029	4,300,000	4,118,137
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (Acquired 07/26/2016, Cost $820,751) (1)	800,000	828,670
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,656) (1)	360,000	374,145
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,923) (1)	610,000	627,805
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (Acquired 05/18/2016 through 06/23/2016, Cost $526,697) (1)	525,000	535,001
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (Acquired 07/13/2016 through 09/19/2016, Cost $2,974,116) (1)	2,957,000	2,963,884
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,246,425) (1)	1,250,000	1,277,865
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $1,118,686) (1)	1,125,000	1,138,017
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015 through 08/04/2016, Cost $2,414,044) (1)	2,395,000	2,447,690
Sofi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (Acquired 05/20/2016, Cost $194,897) (1)	195,000	202,588
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (Acquired 07/20/2016, Cost $309,847) (1)	310,000	316,699
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (Acquired 09/13/2016, Cost $489,988) (1)	490,000	489,988
SpringCastle America Funding LLC
3.05%, 04/25/2029 (Acquired 09/16/2016, Cost $2,099,920) (1)	2,100,000	2,116,149
STRU TCW-1063 COLL
0.00%, 11/28/2028	3,300,000	3,359,813
Structured Asset Investment Loan Trust 2006-BNC2
0.69%, 05/25/2036	1,255,961	1,143,361
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
0.84%, 07/25/2036 (Acquired 08/18/2016, Cost $1,359,966) (1)	1,655,000	1,363,401
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,678,354
2.21%, 09/15/2022	1,700,000	1,714,659
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,275,141
2.64%, 03/15/2023	1,085,000	1,108,050
Taco Bell Funding LLC
3.83%, 05/25/2046 (Acquired 05/04/2016, Cost $1,198,000) (1)	1,198,000	1,214,825
Toyota Auto Receivables 2014-B Owner Trust
0.76%, 03/15/2018	842,139	841,804
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	2,015,000	2,016,455
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	1,300,000	1,303,018
Toyota Auto Receivables 2016-C
1.14%, 08/17/2020	640,000	638,832
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $526,306) (1)	526,306	527,335
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $275,076) (1)	275,732	275,183
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016, Cost $1,178,374) (1)	1,178,374	1,179,149
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $119,813) (1)	120,526	120,616
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/01/2016, Cost $296,319) (1)	296,409	295,561
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 06/13/2016, Cost $970,483) (1)	977,348	977,881
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016, Cost $273,090) (1)	273,340	272,510
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015, Cost $498,312) (1)	498,749	502,704
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $790,000) (1)	790,000	789,947
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 07/28/2016, Cost $1,393,543) (1)	1,386,327	1,391,664
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,963) (1)	395,000	397,819
Voya CLO 2014-3 Ltd
2.13%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,137,772) (1)	1,152,000	1,152,614
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 08/30/2016, Cost $5,568,972) (1)	5,570,730	5,595,319
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 01/14/2016, Cost $800,000) (1)	800,000	816,086
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (Acquired 06/07/2016, Cost $1,049,977) (1)	1,050,000	1,063,260
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,450,037) (1)	1,452,875	1,453,075
1.87%, 05/20/2025 (Acquired 08/02/2016, Cost $909,981) (1)	910,000	910,555
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,457,482
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,189,193
Total Asset-Backed Obligations (Cost $377,240,220)		$378,595,807

Corporate Bonds - 34.37%
Basic Materials - 1.01%
Air Liquide Finance SA
1.75%, 09/27/2021 (Acquired 09/22/2016, Cost $957,840) (1)	$963,000	$959,443
2.25%, 09/27/2023 (Acquired 09/22/2016, Cost $899,739) (1)	902,000	903,725
2.50%, 09/27/2026 (Acquired 09/22/2016, Cost $881,658) (1)	885,000	889,755
Albemarle Corp.
4.15%, 12/01/2024	221,000	238,365
Alcoa, Inc.
6.15%, 08/15/2020	1,640,000	1,808,100
5.13%, 10/01/2024	2,936,000	3,123,170
ArcelorMittal
7.25%, 02/25/2022	182,000	206,570
Ashland LLC
3.88%, 04/15/2018	1,353,000	1,393,590
Barrick Gold Corp.
4.10%, 05/01/2023	3,227,000	3,490,830
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
6.50%, 05/15/2021 (Acquired 04/28/2016 through 05/03/2016, Cost $380,059) (1)	375,000	396,562
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,995,000	1,807,969
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 06/20/2016, Cost $4,260,992) (1)	4,171,000	4,359,287
3.60%, 03/01/2025 (Acquired 07/14/2015 through 06/06/2016, Cost $1,776,057) (1)	1,740,000	1,854,475
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $3,987,349) (1)	4,450,000	4,350,707
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,394,947
International Paper Co.
4.40%, 08/15/2047	2,015,000	2,016,304
Lundin Mining Corp.
7.50%, 11/01/2020 (Acquired 07/13/2015 through 07/22/2015, Cost $123,958) (1)	120,000	127,500
Mercer International, Inc.
7.75%, 12/01/2022	1,075,000	1,138,156
Newcrest Finance Pty Ltd
4.20%, 10/01/2022 (Acquired 07/12/2016, Cost $3,367,357) (1)	3,300,000	3,438,286
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,923,182
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $7,060,477) (1)	6,810,000	7,427,749
Valvoline, Inc.
5.50%, 07/15/2024 (Acquired 07/13/2016 through 08/30/2016, Cost $885,451) (1)	849,000	889,328
Westlake Chemical Corp.
3.60%, 08/15/2026 (Acquired 08/03/2016, Cost $2,074,701) (1)	2,085,000	2,086,088
		49,224,088
Communications - 3.33%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,701,715
4.75%, 09/15/2044	1,445,000	1,586,327
4.95%, 10/15/2045	1,525,000	1,733,091
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	700,000	763,000
6.45%, 03/15/2029	4,290,000	4,745,813
Alibaba Group Holding Ltd
3.13%, 11/28/2021	875,000	912,357
3.60%, 11/28/2024	3,025,000	3,168,031
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015 through 06/16/2016, Cost $1,615,995) (1)	1,675,000	1,723,156
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015 through 09/20/2016, Cost $1,760,404) (1)	1,750,000	1,809,062
Amazon.com, Inc.
3.80%, 12/05/2024	1,625,000	1,802,151
4.95%, 12/05/2044	1,815,000	2,217,317
AT&T, Inc.
3.00%, 06/30/2022	2,925,000	3,007,468
4.45%, 04/01/2024	2,600,000	2,859,178
3.40%, 05/15/2025	7,771,000	7,988,487
4.13%, 02/17/2026	3,811,000	4,120,613
4.30%, 12/15/2042	500,000	494,356
4.80%, 06/15/2044	1,515,000	1,594,110
4.35%, 06/15/2045	300,000	295,645
BellSouth LLC
4.40%, 04/26/2017 (Acquired 06/03/2016 through 08/05/2016, Cost $11,375,077) (1)	11,187,000	11,391,722
CalAmp Corp.
1.63%, 05/15/2020	20,000	18,500
CBS Corp.
2.90%, 01/15/2027	2,500,000	2,439,140
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	1,537,000	1,598,480
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $370,504) (1)	400,000	417,500
5.88%, 04/01/2024 (Acquired 02/04/2016, Cost $500,000) (1)	500,000	533,450
5.75%, 02/15/2026 (Acquired 06/27/2016, Cost $753,698) (1)	750,000	795,000
5.50%, 05/01/2026 (Acquired 04/07/2016 through 05/24/2016, Cost $4,870,820) (1)	4,835,000	5,064,663
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (Acquired 10/20/2015 through 03/03/2016, Cost $505,065) (1)	497,000	536,682
4.91%, 07/23/2025 (Acquired 07/13/2015 through 09/28/2016, Cost $10,248,529) (1)	9,664,000	10,668,872
6.38%, 10/23/2035 (Acquired 01/21/2016 through 01/25/2016, Cost $348,796) (1)	345,000	407,053
6.48%, 10/23/2045 (Acquired 07/09/2015 through 07/10/2015, Cost $1,636,492) (1)	1,625,000	1,969,479
Comcast Corp.
2.35%, 01/15/2027	1,270,000	1,250,442
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,390,574) (1)	1,450,000	1,495,053
3.35%, 09/15/2026 (Acquired 09/08/2016, Cost $6,842,854) (1)	6,844,000	6,871,301
4.80%, 02/01/2035 (Acquired 03/28/2016, Cost $21,997) (1)	25,000	24,819
4.70%, 12/15/2042 (Acquired 03/24/2016 through 09/07/2016, Cost $430,777) (1)	470,000	439,515
4.50%, 06/30/2043 (Acquired 03/24/2016 through 04/19/2016, Cost $346,934) (1)	415,000	374,756
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,284,953) (1)	1,300,000	1,370,213
CSC Holdings LLC
8.63%, 02/15/2019	625,000	698,050
10.13%, 01/15/2023 (Acquired 09/25/2015 through 05/31/2016, Cost $614,899) (1)	575,000	663,406
6.63%, 10/15/2025 (Acquired 09/25/2015, Cost $500,000) (1)	500,000	542,500
5.50%, 04/15/2027 (Acquired 09/09/2016, Cost $200,000) (1)	200,000	204,500
DISH DBS Corp.
6.75%, 06/01/2021	200,000	215,500
5.88%, 07/15/2022	200,000	206,000
7.75%, 07/01/2026 (Acquired 06/08/2016, Cost $425,000) (1)	425,000	451,563
Expedia, Inc.
5.00%, 02/15/2026 (Acquired 12/01/2015 through 05/23/2016, Cost $2,118,632) (1)	2,120,000	2,232,572
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,175,560
4.20%, 04/15/2024	1,538,000	1,652,478
JD.com, Inc.
3.88%, 04/29/2026	800,000	786,041
Level 3 Financing, Inc.
5.63%, 02/01/2023	375,000	389,531
5.38%, 05/01/2025	1,475,000	1,537,687
5.25%, 03/15/2026 (Acquired 05/23/2016 through 06/28/2016, Cost $4,216,499) (1)	4,225,000	4,362,313
Liberty Media Corp.
2.25%, 09/30/2046 (Acquired 08/12/2016, Cost $535,000) (1)	535,000	555,397
MDC Partners, Inc.
6.50%, 05/01/2024 (Acquired 03/18/2016 through 06/17/2016, Cost $570,887) (1)	575,000	527,563
Nexstar Escrow Corp.
5.63%, 08/01/2024 (Acquired 07/13/2016 through 07/15/2016, Cost $475,000) (1)	475,000	478,563
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,697,718
Priceline Group, Inc./The
3.65%, 03/15/2025	645,000	676,827
3.60%, 06/01/2026	5,834,000	6,120,607
Proven Honour Capital Ltd
4.13%, 05/19/2025	1,000,000	1,063,248
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015, Cost $372,388) (1)	375,000	382,500
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,142,203) (1)	1,100,000	1,163,250
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,741) (1)	280,000	295,796
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 08/26/2015 through 09/16/2016, Cost $1,613,544) (1)	1,500,000	1,653,750
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	167,316
Tencent Holdings Ltd
3.80%, 02/11/2025	1,680,000	1,794,048
Time Warner Cable LLC
5.85%, 05/01/2017	2,476,000	2,537,798
6.55%, 05/01/2037	1,190,000	1,413,520
7.30%, 07/01/2038	2,640,000	3,384,456
6.75%, 06/15/2039	930,000	1,133,592
4.50%, 09/15/2042	1,575,000	1,506,425
T-Mobile USA, Inc.
6.25%, 04/01/2021	785,000	823,759
6.63%, 04/28/2021	580,000	610,450
6.73%, 04/28/2022	1,435,000	1,506,750
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 06/30/2016, Cost $533,421) (1)	560,000	568,400
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015 through 06/16/2016, Cost $680,864) (1)	690,000	694,313
Verizon Communications, Inc.
1.75%, 08/15/2021	1,433,000	1,417,438
5.15%, 09/15/2023	2,500,000	2,909,667
2.63%, 08/15/2026	2,171,000	2,130,168
6.40%, 09/15/2033	5,915,000	7,676,984
4.27%, 01/15/2036	4,220,000	4,405,794
4.13%, 08/15/2046	1,081,000	1,084,125
4.86%, 08/21/2046	1,500,000	1,684,369
4.52%, 09/15/2048	400,000	424,058
Viavi Solutions, Inc.
0.63%, 08/15/2033	435,000	432,825
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $777,306) (1)	800,000	812,000
5.50%, 08/15/2026 (Acquired 04/13/2016, Cost $200,000) (1)	200,000	204,000
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,939,095
		163,182,787
Consumer, Cyclical - 3.46%
Air Canada
7.75%, 04/15/2021 (Acquired 05/31/2016, Cost $391,813) (1)	375,000	405,000
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (Acquired 07/14/2015, Cost $1,355,494) (1)	1,343,165	1,420,397
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (Acquired 05/04/2016, Cost $343,373) (1)	343,373	353,674
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (Acquired 12/01/2015, Cost $2,455,000) (1)	2,455,000	2,470,344
Allison Transmission, Inc.
5.00%, 10/01/2024 (Acquired 09/14/2016, Cost $350,000) (1)	350,000	358,015
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	2,041,173	2,168,746
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	2,009,462	2,099,887
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,906,437	2,841,043
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	608,505	643,494
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,915,635	3,057,772
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,080,000	1,125,900
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (Acquired 06/28/2016, Cost $4,854,411) (1)	4,860,000	4,932,900
Aramark Services, Inc.
5.13%, 01/15/2024 (Acquired 06/28/2016, Cost $759,021) (1)	750,000	780,000
AutoNation, Inc.
4.50%, 10/01/2025	465,000	493,107
Brinker International, Inc.
3.88%, 05/15/2023	2,067,000	1,964,039
5.00%, 10/01/2024 (Acquired 09/20/2016, Cost $500,000) (1)	500,000	506,847
CalAtlantic Group, Inc.
0.25%, 06/01/2019	50,000	46,313
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,285,000
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	780,000
Cintas Corp. No 2
4.30%, 06/01/2021	28,000	30,840
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022	481,852	538,469
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	1,158,543	1,306,257
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	1,038,564	1,186,559
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,108,047	1,182,840
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	2,001,435	2,141,535
CVS Health Corp.
2.80%, 07/20/2020	4,972,000	5,154,970
3.50%, 07/20/2022	735,000	786,802
4.75%, 12/01/2022	410,000	465,051
4.75%, 12/01/2022 (Acquired 06/20/2016, Cost $62,704) (1)	56,000	63,519
5.00%, 12/01/2024	1,795,000	2,080,084
4.88%, 07/20/2035	250,000	292,787
5.13%, 07/20/2045	200,000	243,845
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/17/2016, Cost $6,493,439) (1)	6,318,173	6,724,052
Delphi Automotive Plc
4.25%, 01/15/2026	4,950,000	5,395,574
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024	1,999,984	2,309,981
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	709,126	755,219
Dollar Tree, Inc.
5.75%, 03/01/2023	675,000	726,469
DR Horton, Inc.
4.75%, 05/15/2017	640,000	652,000
3.75%, 03/01/2019	1,785,000	1,863,094
Ford Motor Credit Co. LLC
8.00%, 12/15/2016	950,000	963,402
1.46%, 03/27/2017	3,500,000	3,504,165
3.16%, 08/04/2020	1,220,000	1,255,873
4.13%, 08/04/2025	3,300,000	3,483,605
4.39%, 01/08/2026	8,885,000	9,484,560
General Motors Co.
4.88%, 10/02/2023	3,223,000	3,493,487
4.00%, 04/01/2025	3,495,000	3,574,836
6.60%, 04/01/2036	975,000	1,175,190
6.25%, 10/02/2043	65,000	76,656
5.20%, 04/01/2045	1,160,000	1,209,411
General Motors Financial Co, Inc.
3.10%, 01/15/2019	2,202,000	2,244,428
3.70%, 05/09/2023	2,510,000	2,553,596
4.00%, 01/15/2025	10,800,000	10,939,634
GLP Capital LP / GLP Financing II, Inc.
4.38%, 04/15/2021	25,000	26,312
5.38%, 04/15/2026	100,000	107,500
H&E Equipment Services, Inc.
7.00%, 09/01/2022	225,000	237,375
Hanesbrands, Inc.
4.63%, 05/15/2024 (Acquired 05/03/2016 through 06/21/2016, Cost $3,511,769) (1)	3,499,000	3,590,849
Hilton Domestic Operating Co, Inc.
4.25%, 09/01/2024 (Acquired 08/08/2016 through 08/19/2016, Cost $1,355,000) (1)	1,355,000	1,382,100
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021	1,185,000	1,220,550
IHO Verwaltungs GmbH
4.13%, 09/15/2021 (Acquired 09/08/2016, Cost $445,000) (1)	445,000	449,450
4.50%, 09/15/2023 (Acquired 09/08/2016, Cost $314,000) (1)	314,000	316,942
Ingram Micro, Inc.
4.95%, 12/15/2024	1,400,000	1,417,478
International Game Technology Plc
6.25%, 02/15/2022 (Acquired 08/21/2015 through 06/16/2016, Cost $1,078,333) (1)	1,075,000	1,144,208
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024 (Acquired 06/02/2016, Cost $200,000) (1)	200,000	209,000
5.25%, 06/01/2026 (Acquired 06/02/2016, Cost $225,000) (1)	225,000	237,937
Macy's Retail Holdings, Inc.
5.90%, 12/01/2016	866,000	872,547
Magna International, Inc.
4.15%, 10/01/2025	665,000	729,361
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,429,242
MDC Holdings, Inc.
5.50%, 01/15/2024	1,181,000	1,234,145
Mobile Mini, Inc.
5.88%, 07/01/2024	175,000	182,438
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	171,500
New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015 through 06/30/2016, Cost $3,065,150) (1)	3,040,000	3,161,600
Newell Brands, Inc.
5.00%, 11/15/2023 (Acquired 05/26/2016 through 09/01/2016, Cost $1,301,847) (1)	1,248,000	1,328,908
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	1,526,000	1,589,990
3.85%, 04/01/2023	1,129,000	1,202,144
3.90%, 11/01/2025	270,000	285,513
4.20%, 04/01/2026	4,036,000	4,398,271
5.50%, 04/01/2046	1,520,000	1,848,401
O'Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,431,684
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,696,061
4.38%, 03/15/2023	920,000	922,861
4.85%, 04/01/2024	2,150,000	2,184,370
4.45%, 02/15/2025	105,000	103,987
Rite Aid Corp.
6.13%, 04/01/2023 (Acquired 07/05/2016 through 07/11/2016, Cost $159,748) (1)	150,000	161,625
Schaeffler Finance BV
4.25%, 05/15/2021 (Acquired 05/26/2016 through 06/21/2016, Cost $1,329,444) (1)	1,308,000	1,340,700
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/2021 (Acquired 03/18/2016 through 06/16/2016, Cost $764,097) (1)	700,000	763,000
Southwest Airlines Co.
5.13%, 03/01/2017	1,315,000	1,335,573
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 10/01/2029	4,500,000	4,590,000
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,551,266
5.88%, 02/15/2022	415,000	456,500
4.38%, 04/15/2023	540,000	553,500
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	1,978,878	2,082,769
US Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025	2,211,001	2,636,618
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,974,044	2,092,487
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	1,543,000	1,579,170
3.10%, 06/01/2023	305,000	314,690
3.45%, 06/01/2026	2,850,000	2,960,480
4.80%, 11/18/2044	926,000	1,023,274
4.65%, 06/01/2046	213,000	232,655
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,225,038
ZF North America Capital, Inc.
4.50%, 04/29/2022 (Acquired 07/24/2015 through 05/24/2016, Cost $678,623) (1)	675,000	713,813
		169,317,150
Consumer, Non-cyclical - 5.69%
AbbVie, Inc.
1.80%, 05/14/2018	3,000,000	3,012,600
3.20%, 11/06/2022	1,330,000	1,385,050
3.20%, 05/14/2026	4,696,000	4,756,992
4.50%, 05/14/2035	600,000	640,665
4.70%, 05/14/2045	750,000	809,579
4.45%, 05/14/2046	3,750,000	3,926,456
Actavis Funding SCS
3.00%, 03/12/2020	3,492,000	3,599,899
3.80%, 03/15/2025	6,750,000	7,147,805
4.55%, 03/15/2035	400,000	425,691
Aetna, Inc.
2.40%, 06/15/2021	3,628,000	3,672,984
2.80%, 06/15/2023	2,798,000	2,858,059
3.20%, 06/15/2026	11,124,000	11,305,510
4.38%, 06/15/2046	1,120,000	1,175,830
Amgen, Inc.
4.40%, 05/01/2045	500,000	526,537
4.56%, 06/15/2048 (Acquired 06/13/2016, Cost $1,542,566) (1)	1,500,000	1,593,947
4.66%, 06/15/2051 (Acquired 12/04/2015, Cost $409,284) (1)	447,000	479,341
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	810,000	835,891
3.30%, 02/01/2023	4,308,000	4,543,540
3.65%, 02/01/2026	9,044,000	9,685,066
4.90%, 02/01/2046	5,078,000	6,090,289
Anthem, Inc.
2.38%, 02/15/2017	2,300,000	2,307,990
1.88%, 01/15/2018	5,000,000	5,023,930
3.50%, 08/15/2024	2,965,000	3,116,621
Ascension Health
3.95%, 11/15/2046	825,000	902,864
AstraZeneca Plc
3.38%, 11/16/2025	1,475,000	1,578,243
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,024,460
4.00%, 06/23/2025	4,180,000	4,449,351
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	933,312
Becton Dickinson and Co.
1.80%, 12/15/2017	2,249,000	2,259,982
7.00%, 08/01/2027	361,000	483,765
Biogen, Inc.
2.90%, 09/15/2020	290,000	301,199
4.05%, 09/15/2025	1,105,000	1,203,757
5.20%, 09/15/2045	1,175,000	1,385,484
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	560,000	698,250
BRF GmbH
4.35%, 09/29/2026 (Acquired 09/22/2016, Cost $1,692,268) (1)	1,730,000	1,693,670
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	350,000	347,594
Celgene Corp.
3.63%, 05/15/2024	500,000	526,524
3.88%, 08/15/2025	3,170,000	3,394,645
5.00%, 08/15/2045	2,850,000	3,216,724
Centene Corp.
5.63%, 02/15/2021	50,000	53,125
4.75%, 05/15/2022	300,000	309,750
6.13%, 02/15/2024	25,000	27,125
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	861,562
DaVita, Inc.
5.00%, 05/01/2025	1,592,000	1,597,970
DP World Ltd
6.85%, 07/02/2037	400,000	462,580
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $864,397) (1)	785,000	874,294
Endo Ltd / Endo Finance LLC / Endo Finco, Inc.
6.50%, 02/01/2025 (Acquired 07/14/2015 through 05/31/2016, Cost $620,938) (1)	675,000	596,531
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,682) (1)	3,030,000	3,253,378
3.30%, 12/01/2026 (Acquired 05/23/2016, Cost $2,193,033) (1)	2,200,000	2,264,748
Express Scripts Holding Co.
4.50%, 02/25/2026	9,221,000	10,119,845
3.40%, 03/01/2027	7,535,000	7,582,817
4.80%, 07/15/2046	2,687,000	2,799,413
FAGE International SA/ FAGE USA Dairy Industry, Inc.
5.63%, 08/15/2026 (Acquired 07/27/2016, Cost $200,000) (1)	200,000	206,000
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021 (Acquired 01/11/2016, Cost $693,219) (1)	650,000	728,000
George Washington University/The
3.55%, 09/15/2046	740,000	728,753
Gilead Sciences, Inc.
4.75%, 03/01/2046	375,000	418,649
Grifols Worldwide Operations Ltd
5.25%, 04/01/2022	750,000	776,250
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,145,719
6.50%, 02/15/2020	1,300,000	1,439,750
4.75%, 05/01/2023	500,000	521,250
5.38%, 02/01/2025	4,525,000	4,672,062
5.25%, 04/15/2025	1,810,000	1,929,912
5.88%, 02/15/2026	460,000	490,475
5.25%, 06/15/2026	850,000	903,125
4.50%, 02/15/2027	45,000	45,169
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (Acquired 06/01/2016, Cost $490,830) (1)	480,000	512,304
HPHT Finance 15 Ltd
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,493) (1)	840,000	844,931
Humana, Inc.
3.85%, 10/01/2024	1,735,000	1,861,638
IHS Markit Ltd
5.00%, 11/01/2022 (Acquired 07/06/2016, Cost $1,080,501) (1)	1,050,000	1,111,005
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (Acquired 07/15/2015 through 10/08/2015, Cost $1,666,681) (1)	1,665,000	1,719,159
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,387,312) (1)	1,345,000	1,472,257
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	1,995,000	1,856,597
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,357,945
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	836,984
Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,478,000	1,531,777
3.50%, 07/15/2022	2,150,000	2,283,386
3.95%, 07/15/2025	3,655,000	3,956,724
3.00%, 06/01/2026	3,685,000	3,716,754
5.20%, 07/15/2045	1,000,000	1,185,520
4.38%, 06/01/2046	800,000	848,611
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,550,246
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,470,272
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	184,420
Molina Healthcare, Inc.
5.38%, 11/15/2022	125,000	129,062
Molson Coors Brewing Co.
3.00%, 07/15/2026	3,974,000	4,004,087
4.20%, 07/15/2046	1,356,000	1,416,588
MYLAN NV
2.50%, 06/07/2019 (Acquired 05/31/2016, Cost $3,496,473) (1)	3,500,000	3,530,842
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,769,269
Northwell Healthcare, Inc.
3.98%, 11/01/2046	2,980,000	3,014,124
Pernod Ricard SA
2.95%, 01/15/2017 (Acquired 09/16/2016, Cost $4,921,940) (1)	4,900,000	4,920,428
Perrigo Co. Plc
4.00%, 11/15/2023	520,000	534,906
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	1,960,000	2,026,105
3.90%, 12/15/2024	1,859,000	1,887,303
4.38%, 03/15/2026	818,000	854,157
Quintiles Transnational Corp.
4.88%, 05/15/2023 (Acquired 05/09/2016, Cost $815,817) (1)	800,000	822,000
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,253,169
4.45%, 06/12/2025	680,000	759,113
5.85%, 08/15/2045	1,020,000	1,323,980
Safeway, Inc.
7.25%, 02/01/2031	50,000	49,625
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	2,145,000	2,150,952
2.88%, 09/23/2023	3,589,000	3,605,520
3.20%, 09/23/2026	4,129,000	4,140,388
Smithfield Foods, Inc.
5.25%, 08/01/2018 (Acquired 07/13/2015 through 05/19/2016, Cost $514,263) (1)	510,000	513,187
Spectrum Brands, Inc.
5.75%, 07/15/2025	175,000	189,000
Sysco Corp.
2.50%, 07/15/2021	1,317,000	1,345,322
3.30%, 07/15/2026	1,182,000	1,226,082
Tenet Healthcare Corp.
4.35%, 06/15/2020	1,685,000	1,693,593
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	770,076
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,451,000	1,448,422
2.80%, 07/21/2023	6,217,000	6,235,011
3.15%, 10/01/2026	5,930,000	5,961,381
Total System Services, Inc.
3.80%, 04/01/2021	1,078,000	1,144,004
4.80%, 04/01/2026	4,002,000	4,434,140
Transurban Finance Co. Pty Ltd
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,732) (1)	155,000	166,230
3.38%, 03/22/2027 (Acquired 09/15/2016, Cost $377,247) (1)	380,000	383,144
TreeHouse Foods, Inc.
6.00%, 02/15/2024 (Acquired 01/21/2016 through 05/04/2016, Cost $940,614) (1)	900,000	968,625
UBM Plc
5.75%, 11/03/2020 (Acquired 07/13/2015 through 09/29/2016, Cost $3,163,185) (1)	2,925,000	3,170,010
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015 through 06/21/2016, Cost $6,510,814) (1)	6,402,000	6,610,065
5.00%, 06/01/2026 (Acquired 05/19/2016, Cost $2,403,000) (1)	2,403,000	2,502,124
University of Southern California
3.03%, 10/01/2039	2,750,000	2,730,687
Valeant Pharmaceuticals International, Inc.
7.00%, 10/01/2020 (Acquired 08/25/2016, Cost $294,898) (1)	300,000	292,500
6.38%, 10/15/2020 (Acquired 06/13/2016 through 07/07/2016, Cost $268,723) (1)	300,000	281,250
5.50%, 03/01/2023 (Acquired 07/21/2015 through 06/06/2016, Cost $3,630,481) (1)	4,015,000	3,432,825
5.88%, 05/15/2023 (Acquired 08/12/2015 through 09/06/2016, Cost $1,256,190) (1)	1,300,000	1,123,759
6.13%, 04/15/2025 (Acquired 05/27/2016, Cost $853,938) (1)	1,000,000	861,250
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	574,998
5.80%, 05/01/2021	4,000,000	4,565,396
4.13%, 09/12/2022	1,547,000	1,663,031
5.50%, 06/15/2045	2,701,000	2,903,926
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 05/25/2016, Cost $1,634,936) (1)	1,620,000	1,646,250
3.38%, 10/21/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $3,169,713) (1)	3,040,000	3,218,053
		278,674,837
Diversified - 0.05%
Alfa SAB de CV
6.88%, 03/25/2044	1,000,000	1,057,500
PetSmart, Inc.
7.13%, 03/15/2023 (Acquired 01/20/2016 through 02/24/2016, Cost $49,111) (1)	50,000	52,500
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,478,250
		2,588,250
Energy - 3.24%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	42,000	43,786
4.85%, 03/15/2021	691,000	744,414
5.55%, 03/15/2026	3,026,000	3,437,721
APT Pipelines Ltd
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,354,863) (1)	1,360,000	1,414,184
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,971,068
5.95%, 06/01/2026	1,500,000	1,659,292
BP Capital Markets Plc
3.06%, 03/17/2022	1,525,000	1,597,439
Canadian Natural Resources Ltd
5.70%, 05/15/2017	1,408,000	1,440,894
5.90%, 02/01/2018	442,000	463,817
3.90%, 02/01/2025	130,000	130,597
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	42,934
Chesapeake Energy Corp.
6.13%, 02/15/2021	182,000	165,620
Cimarex Energy Co.
5.88%, 05/01/2022	1,739,000	1,821,068
4.38%, 06/01/2024	1,819,000	1,900,777
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	973,187
Concho Resources, Inc.
5.50%, 10/01/2022	155,000	160,812
5.50%, 04/01/2023	3,270,000	3,372,188
ConocoPhillips Co.
4.20%, 03/15/2021	2,121,000	2,293,824
4.95%, 03/15/2026	3,890,000	4,385,543
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	240,000
3.80%, 06/01/2024	5,360,000	4,904,400
Devon Energy Corp.
5.85%, 12/15/2025	3,145,000	3,563,316
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019	414,000	429,520
Enable Midstream Partners LP
3.90%, 05/15/2024	1,085,000	1,012,304
Enbridge Energy Partners LP
5.88%, 10/15/2025	750,000	862,703
Energy Transfer Partners LP
4.15%, 10/01/2020	3,879,000	4,057,380
4.75%, 01/15/2026	5,806,000	6,001,889
6.50%, 02/01/2042	1,000,000	1,045,090
5.15%, 03/15/2045	700,000	649,829
6.13%, 12/15/2045	100,000	104,228
3.77%, 11/01/2066	1,718,000	1,168,240
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	34,194
4.15%, 06/01/2025	5,940,000	5,689,492
4.85%, 07/15/2026	440,000	443,022
Enterprise Products Operating LLC
2.85%, 04/15/2021	1,760,000	1,812,290
3.75%, 02/15/2025	2,585,000	2,680,402
3.95%, 02/15/2027	280,000	293,103
5.10%, 02/15/2045	2,065,000	2,226,070
Exxon Mobil Corp.
3.57%, 03/06/2045	885,000	899,187
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	1,999,772
Hess Corp.
4.30%, 04/01/2027	1,994,000	2,010,454
7.88%, 10/01/2029	25,000	30,456
7.30%, 08/15/2031	45,000	53,405
Kinder Morgan Energy Partners LP
5.95%, 02/15/2018	1,015,000	1,067,390
5.00%, 10/01/2021	575,000	627,444
3.95%, 09/01/2022	2,634,000	2,761,409
4.25%, 09/01/2024	295,000	303,788
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (Acquired 02/09/2016 through 06/06/2016, Cost $475,535) (1)	470,000	492,885
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	5,335,000	5,547,765
Korea National Oil Corp.
4.00%, 10/27/2016 (Acquired 07/22/2015 through 07/24/2015, Cost $561,087) (1)	560,000	560,963
Matador Resources Co.
6.88%, 04/15/2023	530,000	548,550
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $1,341,298) (1)	1,244,000	1,374,020
MPLX LP
4.50%, 07/15/2023	534,000	544,611
Newfield Exploration Co.
5.38%, 01/01/2026	3,715,000	3,724,288
Oceaneering International, Inc.
4.65%, 11/15/2024	1,429,000	1,439,282
Pertamina Persero PT
6.00%, 05/03/2042	280,000	308,235
6.00%, 05/03/2042	200,000	220,168
Petrobras Global Finance BV
8.38%, 05/23/2021	1,680,000	1,840,776
8.75%, 05/23/2026	3,125,000	3,453,125
Petroleos Mexicanos
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $410,000) (1)	410,000	446,941
4.88%, 01/24/2022	300,000	305,250
4.63%, 09/21/2023 (Acquired 09/13/2016, Cost $890,000) (1)	890,000	894,361
4.50%, 01/23/2026	1,105,000	1,074,612
5.63%, 01/23/2046	235,000	205,508
Phillips 66 Partners LP
3.61%, 02/15/2025	1,547,000	1,556,706
Plains All American Pipeline LP / PAA Finance Corp.
6.50%, 05/01/2018	665,000	708,795
4.65%, 10/15/2025	2,672,000	2,777,720
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	2,021,000	2,227,866
5.00%, 10/01/2022	1,000,000	1,055,534
4.50%, 11/01/2023	349,000	351,510
Rowan Cos, Inc.
4.75%, 01/15/2024	2,280,000	1,858,200
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	450,000	480,375
5.75%, 05/15/2024	325,000	349,781
5.88%, 06/30/2026 (Acquired 09/22/2016, Cost $734,852) (1)	675,000	733,641
5.00%, 03/15/2027 (Acquired 09/19/2016 through 09/30/2016, Cost $5,113,936) (1)	5,100,000	5,227,500
Sabine Pass LNG LP
7.50%, 11/30/2016	400,000	403,000
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,842) (1)	600,000	625,680
4.00%, 12/21/2025 (Acquired 12/10/2015 through 06/21/2016, Cost $4,393,305) (1)	4,235,000	4,610,289
Seven Generations Energy Ltd
8.25%, 05/15/2020 (Acquired 07/13/2015 through 06/16/2016, Cost $661,698) (1)	645,000	686,119
Shell International Finance BV
2.13%, 05/11/2020	400,000	406,059
3.25%, 05/11/2025	3,900,000	4,110,943
2.88%, 05/10/2026	2,495,000	2,542,128
4.38%, 05/11/2045	1,000,000	1,080,061
SM Energy Co.
6.13%, 11/15/2022	10,000	10,000
5.00%, 01/15/2024	115,000	108,100
5.63%, 06/01/2025	75,000	70,500
Southwestern Energy Co.
6.70%, 01/23/2025	2,675,000	2,671,656
Spectra Energy Partners LP
4.75%, 03/15/2024	2,612,000	2,870,264
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,558,869
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (Acquired 08/18/2016, Cost $200,000) (1)	200,000	201,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	385,320
6.75%, 03/15/2024	825,000	882,750
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 08/12/2016, Cost $3,079,606) (1)	3,125,000	3,115,469
TransCanada PipeLines Ltd
4.88%, 01/15/2026	2,640,000	3,055,937
Western Gas Partners LP
5.38%, 06/01/2021	2,666,000	2,902,858
Whiting Petroleum Corp.
1.25%, 06/05/2020	680,000	652,800
Williams Cos Inc/The
3.70%, 01/15/2023	682,000	661,540
Williams Partners LP
6.30%, 04/15/2040	1,223,000	1,346,982
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	2,029,000	2,053,249
4.88%, 03/15/2024	5,357,000	5,416,377
Woodside Finance Ltd
3.70%, 09/15/2026 (Acquired 09/08/2016 through 09/29/2016, Cost $855,741) (1)	855,000	860,004
		158,587,364
Financials - 11.43%
ABN AMRO Bank NV
4.75%, 07/28/2025 (Acquired 06/16/2016 through 08/12/2016, Cost $5,033,464) (1)	4,825,000	5,067,775
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	497,641
4.35%, 11/03/2045	380,000	440,399
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
3.95%, 02/01/2022	2,600,000	2,661,750
4.63%, 07/01/2022	2,100,000	2,207,625
Air Lease Corp.
3.00%, 09/15/2023	1,725,000	1,705,387
4.25%, 09/15/2024	3,175,000	3,337,369
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025	2,490,000	2,606,639
Ally Financial, Inc.
3.25%, 11/05/2018	1,105,000	1,110,525
8.00%, 12/31/2018	638,000	703,395
4.63%, 03/30/2025	4,950,000	5,073,750
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,978,132
American International Group, Inc.
3.90%, 04/01/2026	4,800,000	5,081,198
Bank of America Corp.
5.42%, 03/15/2017	400,000	406,902
5.70%, 05/02/2017	2,152,000	2,202,419
6.40%, 08/28/2017	2,000,000	2,086,936
6.00%, 09/01/2017	1,000,000	1,039,814
5.75%, 12/01/2017	2,355,000	2,467,376
6.88%, 04/25/2018	1,390,000	1,498,944
3.30%, 01/11/2023	8,239,000	8,541,800
4.00%, 04/01/2024	2,155,000	2,323,426
4.20%, 08/26/2024	340,000	359,530
3.88%, 08/01/2025	4,400,000	4,703,331
4.45%, 03/03/2026	5,036,000	5,407,914
4.25%, 10/22/2026	4,875,000	5,158,993
6.30%, 12/29/2049	1,668,000	1,811,865
Bank of America NA
5.30%, 03/15/2017	2,752,000	2,800,108
6.10%, 06/15/2017	2,350,000	2,425,801
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,991,244
Barclays Bank PLC
Barclays Plc
5.14%, 10/14/2020	275,000	297,795
4.38%, 09/11/2024	2,200,000	2,226,041
5.20%, 05/12/2026	2,445,000	2,518,223
4.38%, 01/12/2026	4,325,000	4,474,814
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	2,690,000	2,935,463
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,883,032
4.40%, 05/15/2042	1,000,000	1,138,162
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	385,000	405,268
4.50%, 02/11/2043	1,000,000	1,162,572
Boston Properties LP
3.65%, 02/01/2026	415,000	439,187
2.75%, 10/01/2026	2,660,000	2,606,803
BPCE SA
5.15%, 07/21/2024 (Acquired 07/13/2015 through 06/28/2016, Cost $2,232,836) (1)	2,170,000	2,283,650
4.88%, 04/01/2026 (Acquired 04/26/2016 through 05/23/2016, Cost $2,750,524) (1)	2,740,000	2,851,315
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,550,000	2,673,254
3.25%, 09/15/2023	495,000	496,397
4.13%, 06/15/2026	2,980,000	3,090,242
Capital One Bank USA NA
1.15%, 11/21/2016	500,000	500,146
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,012,133
2.40%, 09/05/2019	1,000,000	1,015,740
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015 through 06/15/2016, Cost $1,641,434) (1)	1,596,000	1,668,727
CBRE Services, Inc.
5.25%, 03/15/2025	2,675,000	2,868,558
4.88%, 03/01/2026	2,115,000	2,206,072
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,625,084
Charles Schwab Corp./The
3.00%, 03/10/2025	1,125,000	1,170,695
7.00%, 02/28/2049	2,384,000	2,765,440
CIT Group, Inc.
5.00%, 05/15/2017	775,000	789,531
4.25%, 08/15/2017	6,082,000	6,196,038
5.25%, 03/15/2018	785,000	816,400
5.50%, 02/15/2019 (Acquired 07/13/2015 through 05/24/2016, Cost $1,453,971) (1)	1,401,000	1,481,557
Citigroup, Inc.
1.30%, 11/15/2016	625,000	625,120
1.80%, 02/05/2018	6,000,000	6,014,964
2.15%, 07/30/2018	650,000	655,738
2.26%, 09/01/2023	2,851,000	2,864,645
4.45%, 09/29/2027	2,551,000	2,671,359
Citizens Financial Group, Inc.
3.75%, 07/01/2024	744,000	744,505
4.35%, 08/01/2025	539,000	560,900
4.30%, 12/03/2025	3,606,000	3,785,889
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,930,802
CNO Financial Group, Inc.
4.50%, 05/30/2020	1,150,000	1,177,312
5.25%, 05/30/2025	2,255,000	2,249,363
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,293,451
CPPIB Capital, Inc.
1.25%, 09/20/2019 (Acquired 09/13/2016, Cost $4,677,092) (1)	4,690,000	4,691,304
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 05/23/2016, Cost $4,810,077) (1)	4,875,000	4,976,722
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015 through 07/29/2015, Cost $1,048,904) (1)	960,000	1,040,400
Crown Castle International Corp.
4.88%, 04/15/2022	3,473,000	3,874,132
5.25%, 01/15/2023	2,504,000	2,835,379
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,780,500
Discover Bank/Greenwood DE
2.60%, 11/13/2018	2,010,000	2,040,080
3.10%, 06/04/2020	2,000,000	2,057,596
Discover Financial Services
3.95%, 11/06/2024	2,167,000	2,219,443
3.75%, 03/04/2025	5,646,000	5,716,688
E*TRADE Financial Corp.
5.38%, 11/15/2022	2,300,000	2,451,844
4.63%, 09/15/2023	4,105,000	4,267,303
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,640) (1)	280,000	300,300
Farmers Exchange Capital III
5.45%, 10/15/2054 (Acquired 08/30/2016, Cost $4,104,461) (1)	4,000,000	4,040,000
Goldman Sachs Capital I
6.35%, 02/15/2034	2,938,000	3,586,643
Goldman Sachs Group, Inc./The
5.63%, 01/15/2017	680,000	688,046
6.15%, 04/01/2018	4,000,000	4,260,316
7.50%, 02/15/2019	1,455,000	1,644,438
2.63%, 04/25/2021	2,500,000	2,541,913
5.25%, 07/27/2021	2,800,000	3,161,315
3.63%, 01/22/2023	2,585,000	2,732,368
4.25%, 10/21/2025	720,000	758,167
3.75%, 02/25/2026	3,166,000	3,326,390
6.75%, 10/01/2037	460,000	586,836
Goodman Funding Pty Ltd
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,141,458) (1)	1,915,000	2,238,871
HCP, Inc.
5.63%, 05/01/2017	700,000	716,423
4.20%, 03/01/2024	1,175,000	1,222,208
3.40%, 02/01/2025	1,500,000	1,482,345
Highwoods Realty LP
5.85%, 03/15/2017	1,465,000	1,491,328
7.50%, 04/15/2018	3,100,000	3,351,720
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,203,784
4.50%, 02/01/2026	1,600,000	1,685,357
HSBC Holdings Plc
2.95%, 05/25/2021	1,805,000	1,830,876
2.65%, 01/05/2022	1,340,000	1,335,547
4.30%, 03/08/2026	4,705,000	5,045,200
6.38%, 03/29/2049	1,500,000	1,497,015
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,207,628) (1)	2,965,000	3,315,730
4.13%, 11/21/2023	1,840,000	1,883,976
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	2,934,000	3,177,915
International Lease Finance Corp.
8.75%, 03/15/2017	1,761,000	1,811,629
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $537,520) (1)	500,000	545,625
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (Acquired 07/29/2015, Cost $2,859,830) (1)	2,900,000	2,647,723
5.71%, 01/15/2026 (Acquired 05/25/2016, Cost $3,879,614) (1)	4,000,000	3,782,272
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,644) (1)	1,000,000	1,009,331
3.05%, 04/29/2026 (Acquired 08/18/2016, Cost $1,454,380) (1)	1,423,000	1,447,318
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,303,670
JP Morgan Chase Capital XIII
1.79%, 09/30/2034	3,917,000	3,210,334
JPMorgan Chase & Co.
6.00%, 01/15/2018	1,915,000	2,023,412
2.75%, 06/23/2020	400,000	411,645
2.30%, 08/15/2021	3,693,000	3,701,257
4.50%, 01/24/2022	1,440,000	1,591,063
3.38%, 05/01/2023	3,547,000	3,645,983
2.70%, 05/18/2023	1,850,000	1,869,677
3.90%, 07/15/2025	1,500,000	1,618,393
2.95%, 10/01/2026	2,340,000	2,348,113
4.25%, 10/01/2027	4,026,000	4,333,864
JPMorgan Chase Bank NA
6.00%, 10/01/2017	4,811,000	5,017,387
JPMorgan Chase Capital XXI
1.71%, 01/15/2087	1,625,000	1,300,000
JPMorgan Chase Capital XXIII
1.82%, 05/15/2077	951,000	720,382
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	4,451,000	4,484,382
KeyCorp.
2.90%, 09/15/2020	980,000	1,017,633
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,636,720
Kreditanstalt Fur Wiederaufbau Global
0.88%, 04/19/2018	1,000,000	999,229
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $1,674,157) (1)	1,745,000	1,657,750
Lazard Group LLC
4.25%, 11/14/2020	1,560,000	1,672,723
3.75%, 02/13/2025	716,000	721,165
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 05/23/2016, Cost $3,333,109) (1)	3,325,000	3,329,854
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015 through 06/21/2016, Cost $3,031,104) (1)	3,045,000	3,179,409
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,141,864
Lloyds Banking Group Plc
4.50%, 11/04/2024	2,825,000	2,926,435
4.65%, 03/24/2026	2,700,000	2,779,909
MetLife, Inc.
6.40%, 12/15/2066	1,000,000	1,106,875
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (Acquired 09/08/2016, Cost $6,955,184) (1)	6,965,000	6,960,041
1.95%, 09/15/2021 (Acquired 09/08/2016, Cost $3,269,609) (1)	3,275,000	3,274,515
Metropolitan Life Insurance Co.
7.80%, 11/01/2025 (Acquired 07/07/2016, Cost $2,937,879) (1)	2,250,000	2,939,801
Morgan Stanley
5.45%, 01/09/2017	2,500,000	2,527,463
5.55%, 04/27/2017	2,967,000	3,035,469
5.95%, 12/28/2017	6,145,000	6,470,187
6.63%, 04/01/2018	2,000,000	2,142,896
2.45%, 02/01/2019	1,393,000	1,418,241
7.30%, 05/13/2019	1,000,000	1,136,431
2.80%, 06/16/2020	1,534,000	1,573,772
4.88%, 11/01/2022	1,263,000	1,393,164
3.75%, 02/25/2023	3,000,000	3,187,686
5.00%, 11/24/2025	7,275,000	8,121,403
3.95%, 04/23/2027	6,602,000	6,871,058
5.55%, 12/29/2049	3,365,000	3,436,506
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	100,000	103,750
Murray Street Investment Trust I
4.65%, 03/09/2017	1,948,000	1,967,694
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 07/19/2016, Cost $3,368,146) (1)	3,205,000	3,475,726
4.00%, 09/14/2026 (Acquired 09/07/2016 through 09/16/2016, Cost $2,517,882) (1)	2,525,000	2,516,504
Nationwide Mutual Insurance Co.
3.14%, 12/15/2024 (Acquired 09/29/2015, Cost $1,011,886) (1)	1,050,000	1,029,029
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015 through 06/20/2016, Cost $2,991,679) (1)	2,880,000	3,006,000
4.88%, 04/15/2045 (Acquired 07/22/2015 through 08/31/2016, Cost $3,005,750) (1)	3,399,000	2,912,474
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,997,994) (1)	2,000,000	2,010,176
2.35%, 07/14/2026 (Acquired 07/11/2016, Cost $2,998,176) (1)	3,000,000	2,984,157
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,730,947
3.88%, 08/26/2026	3,205,000	3,201,391
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	93,886
Pricoa Glbl Fdg I Mtn 144a
2.20%, 06/03/2021 (Acquired 05/26/2016, Cost $1,997,362) (1)	2,000,000	2,027,124
Pricoa Global Funding I
2.55%, 11/24/2020 (Acquired 11/17/2015, Cost $1,555,000) (1)	1,555,000	1,598,425
Primerica, Inc.
4.75%, 07/15/2022	3,419,000	3,741,757
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,427,825
Prologis LP
3.75%, 11/01/2025	1,325,000	1,426,351
Protective Life Global Funding
1.39%, 06/08/2018 (Acquired 06/07/2016, Cost $4,000,000) (1)	4,000,000	4,008,192
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,560) (1)	1,950,000	2,005,513
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/22/2015 through 11/12/2015, Cost $787,070) (1)	815,000	808,888
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,306,000	3,824,394
3.63%, 09/15/2026	3,252,000	3,319,609
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	546,663
4.70%, 09/15/2023	1,000,000	1,093,106
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	903,545
Royal Bank of Canada
1.20%, 09/19/2018	2,840,000	2,838,779
Royal Bank of Scotland Group Plc
6.40%, 10/21/2019	550,000	604,446
6.13%, 12/15/2022	3,025,000	3,205,605
6.10%, 06/10/2023	2,265,000	2,375,009
6.00%, 12/19/2023	960,000	1,000,983
5.13%, 05/28/2024	375,000	376,791
4.80%, 04/05/2026	3,855,000	3,972,034
Santander Holdings USA, Inc.
4.50%, 07/17/2025	2,200,000	2,287,320
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,446,610
Santander UK Group Holdings Plc
2.88%, 10/16/2020	1,135,000	1,143,609
2.88%, 08/05/2021	4,430,000	4,428,197
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,408) (1)	1,025,000	1,026,152
Santander UK Plc
1.38%, 03/13/2017	1,500,000	1,499,178
5.00%, 11/07/2023 (Acquired 07/13/2015 through 05/24/2016, Cost $3,600,077) (1)	3,492,000	3,639,209
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (Acquired 05/03/2016 through 05/24/2016, Cost $809,915) (1) (6)	766,000	823,405
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,577,199
3.30%, 01/15/2026	1,025,000	1,083,887
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,049,722
7.75%, 03/15/2020	1,398,000	1,627,522
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015 through 08/31/2015, Cost $4,078,529) (1)	4,300,000	4,294,505
Standard Chartered Plc
5.20%, 01/26/2024 (Acquired 07/22/2015 through 06/17/2016, Cost $2,138,626) (1)	2,040,000	2,172,555
4.30%, 02/19/2027 (Acquired 08/16/2016, Cost $1,903,916) (1)	1,915,000	1,907,124
SVB Financial Group
5.38%, 09/15/2020	2,649,000	2,944,432
Synchrony Financial
2.60%, 01/15/2019	585,000	591,865
3.00%, 08/15/2019	2,593,000	2,654,522
4.50%, 07/23/2025	2,756,000	2,914,018
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	2,773,000	2,889,729
3.63%, 04/01/2025	4,197,000	4,508,107
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015 through 06/02/2016, Cost $4,434,000) (1)	4,500,000	4,556,250
Thomson Reuters Corp
3.35%, 05/15/2026	325,000	333,794
Toronto-Dominion Bank/The
3.63%, 09/15/2031	395,000	396,443
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	208,470
UBS AG
4.75%, 05/22/2023	450,000	458,348
UBS Group Funding Jersey Ltd
4.13%, 09/24/2025 (Acquired 09/21/2015 through 09/07/2016, Cost $2,387,318) (1)	2,325,000	2,437,993
Unum Group
3.00%, 05/15/2021	290,000	296,530
3.88%, 11/05/2025	4,925,000	5,023,781
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,498,488
VEREIT Operating Partnership LP
4.88%, 06/01/2026	2,610,000	2,760,075
Visa, Inc.
3.15%, 12/14/2025	1,170,000	1,236,657
4.30%, 12/14/2045	2,880,000	3,337,246
Voya Financial, Inc.
5.65%, 05/15/2053	1,832,000	1,832,000
WEA Finance LLC / Westfield UK & Europe Finance Plc
1.75%, 09/15/2017 (Acquired 06/03/2016, Cost $3,692,894) (1)	3,690,000	3,696,616
2.70%, 09/17/2019 (Acquired 07/31/2015 through 06/01/2016, Cost $4,809,059) (1)	4,789,000	4,909,386
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $844,651) (1)	845,000	880,420
3.75%, 09/17/2024 (Acquired 06/28/2016, Cost $1,640,555) (1)	1,570,000	1,651,120
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,667,837
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	316,308
2.10%, 07/26/2021	1,580,000	1,574,705
3.00%, 04/22/2026	6,747,000	6,814,821
5.88%, 12/31/2049	2,036,000	2,209,060
Welltower, Inc.
2.25%, 03/15/2018	2,812,000	2,836,630
4.00%, 06/01/2025	4,690,000	4,975,921
		559,962,991
Industrials - 1.82%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015 through 07/21/2016, Cost $1,625,716) (1)	1,610,000	1,660,966
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (Acquired 06/08/2016, Cost $1,005,162) (1)	990,000	1,022,775
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
3.85%, 12/15/2019 (Acquired 09/21/2015, Cost $395,326) (1)	400,000	405,520
4.07%, 05/15/2021 (Acquired 04/29/2016, Cost $199,045) (1)	200,000	203,000
4.63%, 05/15/2023 (Acquired 05/02/2016, Cost $450,000) (1)	450,000	452,812
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,195,640
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,554) (1)	200,000	227,000
Aviation Capital Group Corp.
6.75%, 04/06/2021 (Acquired 07/22/2015, Cost $2,154,568) (1)	1,940,000	2,284,350
4.88%, 10/01/2025 (Acquired 06/28/2016 through 08/11/2016, Cost $2,808,990) (1)	2,789,000	3,026,065
Avnet, Inc.
4.63%, 04/15/2026	5,695,000	5,899,433
Ball Corp.
4.38%, 12/15/2020	2,834,000	3,025,295
Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,128) (1)	835,000	889,308
CCCI Treasure Ltd
3.50%, 12/29/2049	200,000	204,237
Clean Harbors, Inc.
5.13%, 06/01/2021	750,000	768,750
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,521,485
CRCC Yupeng Ltd
3.95%, 02/28/2049	200,000	206,397
Eagle Materials, Inc.
4.50%, 08/01/2026	200,000	202,786
Embraer Overseas Ltd
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,422,163) (1)	1,350,000	1,422,563
Exelis, Inc.
4.25%, 10/01/2016	180,000	180,000
Flex Ltd
5.00%, 02/15/2023	2,095,000	2,278,639
General Electric Co.
5.00%, 12/29/2049	2,686,000	2,856,292
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,222,566
Keysight Technologies, Inc.
4.55%, 10/30/2024	3,100,000	3,207,248
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (Acquired 09/15/2016, Cost $404,660) (1)	405,000	411,869
Lockheed Martin Corp.
2.90%, 03/01/2025	3,635,000	3,750,684
3.55%, 01/15/2026	1,660,000	1,794,858
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,316,408
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,192,130
4.45%, 04/01/2025	4,700,000	4,993,750
4.38%, 04/01/2026	221,000	232,603
NCI Building Systems, Inc.
8.25%, 01/15/2023 (Acquired 07/13/2015 through 07/22/2015, Cost $125,968) (1)	120,000	130,500
Owens Corning
4.20%, 12/15/2022	35,000	37,606
4.20%, 12/01/2024	5,992,000	6,360,346
3.40%, 08/15/2026	1,019,000	1,024,375
Penske Truck Leasing Co Lp / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015 through 09/27/2016, Cost $2,290,737) (1)	2,236,000	2,291,913
2.50%, 06/15/2019 (Acquired 07/22/2015 through 06/08/2016, Cost $790,304) (1)	793,000	804,560
4.88%, 07/11/2022 (Acquired 05/31/2016 through 06/21/2016, Cost $1,043,832) (1)	968,000	1,080,277
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $720,143) (1)	710,000	749,238
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $227,280) (1)	220,000	231,000
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	3,043,527
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	300,000	309,375
4.13%, 07/15/2021 (Acquired 06/13/2016, Cost $1,188,495) (1)	1,200,000	1,218,000
Roper Technologies, Inc.
3.00%, 12/15/2020	2,140,000	2,224,703
SBA Communications Corp.
4.88%, 09/01/2024 (Acquired 08/01/2016 through 09/27/2016, Cost $1,163,784) (1)	1,172,000	1,180,790
SBA Tower Trust
2.90%, 10/15/2044 (Acquired 07/14/2015 through 07/30/2015, Cost $1,668,843) (1)	1,650,000	1,673,188
2.88%, 07/15/2046 (Acquired 06/21/2016, Cost $3,000,000) (1)	3,000,000	3,050,852
3.87%, 10/15/2049 (Acquired 09/02/2015, Cost $836,272) (1)	830,000	856,054
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (Acquired 09/06/2016, Cost $3,245,698) (1)	3,255,000	3,216,868
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	202,642
Trimble Navigation Ltd
4.75%, 12/01/2024	3,641,000	3,831,257
Vulcan Materials Co.
7.00%, 06/15/2018	185,000	199,338
7.50%, 06/15/2021	1,125,000	1,366,875
4.50%, 04/01/2025	2,687,000	2,901,960
		89,040,673
Real Estate - 0.89%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	643,000	652,758
4.60%, 04/01/2022	2,625,000	2,855,884
3.95%, 01/15/2027	1,450,000	1,518,027
4.50%, 07/30/2029	636,000	683,506
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,238,810
3.45%, 09/15/2021	110,000	115,779
3.50%, 01/31/2023	717,000	748,107
4.40%, 02/15/2026	1,177,000	1,289,899
3.38%, 10/15/2026	3,107,000	3,151,172
Crown Castle International Corp.
3.40%, 02/15/2021	345,000	361,081
4.45%, 02/15/2026	3,900,000	4,285,784
3.70%, 06/15/2026	3,225,000	3,367,049
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,250,783
4.25%, 02/01/2026	3,815,000	4,032,951
HCP, Inc.
4.00%, 12/01/2022	1,900,000	2,008,055
4.00%, 06/01/2025	3,240,000	3,328,724
Howard Hughes Corp./The
6.88%, 10/01/2021 (Acquired 04/26/2016, Cost $458,016) (1)	450,000	473,063
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,359,620
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	158,036
Realty Income Corp.
2.00%, 01/31/2018	5,000,000	5,033,410
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	692,026
Welltower, Inc.
4.25%, 04/01/2026	2,000,000	2,160,548
		43,765,072
Technology - 1.50%
Apple, Inc.
2.40%, 05/03/2023	2,780,000	2,831,366
4.38%, 05/13/2045	785,000	868,426
4.65%, 02/23/2046	1,250,000	1,446,140
3.85%, 08/04/2046	1,575,000	1,604,021
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,886,559
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,242,602
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (Acquired 05/17/2016 through 08/03/2016, Cost $6,448,004) (1)	6,315,000	6,927,069
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	1,990,000	2,110,863
5.00%, 03/15/2022	655,000	678,417
4.50%, 10/15/2022	696,000	770,393
3.00%, 08/15/2026	7,878,000	7,796,147
First Data Corp.
5.38%, 08/15/2023 (Acquired 08/21/2015 through 09/20/2016, Cost $1,518,788) (1)	1,500,000	1,545,000
7.00%, 12/01/2023 (Acquired 10/29/2015 through 06/30/2016, Cost $634,878) (1)	635,000	671,512
5.00%, 01/15/2024 (Acquired 06/02/2016, Cost $750,172) (1)	750,000	761,250
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 (Acquired 09/30/2015, Cost $4,821,318) (1)	4,825,000	5,152,617
IMS Health, Inc.
5.00%, 10/15/2026 (Acquired 09/14/2016, Cost $500,000) (1)	500,000	520,000
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,748,652
Microsoft Corp.
2.40%, 08/08/2026	3,165,000	3,167,035
3.75%, 02/12/2045	650,000	661,468
4.45%, 11/03/2045	1,100,000	1,253,579
MSCI, Inc.
5.75%, 08/15/2025 (Acquired 08/10/2015, Cost $175,000) (1)	175,000	186,812
Nuance Communications, Inc.
1.00%, 12/15/2035 (Acquired 05/19/2016 through 07/07/2016, Cost $3,227,979) (1)	3,615,000	3,145,050
NXP BV / NXP Funding LLC
4.13%, 06/01/2021 (Acquired 05/18/2016, Cost $807,272) (1)	800,000	857,000
3.88%, 09/01/2022 (Acquired 08/08/2016, Cost $3,395,000) (1)	3,395,000	3,556,263
Oracle Corp.
2.40%, 09/15/2023	3,070,000	3,095,656
Rovi Corp.
0.50%, 03/01/2020	690,000	687,844
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,115,665
4.88%, 06/01/2027	855,000	759,240
5.75%, 12/01/2034	252,000	209,790
SS&C Technologies Holdings, Inc.
5.88%, 07/15/2023	475,000	499,938
TSMC Global Ltd
1.63%, 04/03/2018 (Acquired 07/13/2015 through 09/02/2016, Cost $6,031,889) (1)	6,031,000	6,040,149
Western Digital Corp.
7.38%, 04/01/2023 (Acquired 03/30/2016 through 06/16/2016, Cost $1,053,692) (1)	1,025,000	1,124,938
10.50%, 04/01/2024 (Acquired 03/30/2016, Cost $513,276) (1)	500,000	580,625
		73,502,086
Utilities - 1.95%
AEP Texas Central Co.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,486,597) (1)	1,500,000	1,621,481
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,578,159
3.15%, 01/15/2027	2,000,000	2,020,322
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,259,049
Commonwealth Edison Co.
3.65%, 06/15/2046	3,610,000	3,716,275
Dominion Resources, Inc./VA
2.00%, 08/15/2021	312,000	311,279
3.90%, 10/01/2025	2,480,000	2,666,774
2.85%, 08/15/2026	428,000	425,988
Duke Energy Corp.
1.80%, 09/01/2021	839,000	834,580
2.65%, 09/01/2026	4,131,000	4,057,923
3.75%, 09/01/2046	1,420,000	1,380,839
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	979,817
4.20%, 08/15/2045	1,000,000	1,113,065
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $447,819) (1)	400,000	463,222
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,678,628) (1)	1,500,000	1,745,843
Emera US Finance LP
2.70%, 06/15/2021 (Acquired 06/09/2016, Cost $3,396,882) (1)	3,400,000	3,479,659
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/22/2015, Cost $2,780,712) (1)	2,445,000	2,962,885
Entergy Corp.
4.70%, 01/15/2017	1,000,000	1,006,276
5.13%, 09/15/2020	1,250,000	1,387,210
Exelon Corp.
2.85%, 06/15/2020	1,890,000	1,957,639
Exelon Generation Co LLC
2.95%, 01/15/2020	1,355,000	1,396,464
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 08/06/2015, Cost $1,894,344) (1)	1,850,000	1,984,863
Florida Power & Light Co.
4.05%, 10/01/2044	350,000	392,760
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,566,050
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,827) (1)	1,000,000	1,140,335
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	1,520,000	1,584,600
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,031,636
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (Acquired 06/13/2016, Cost $163,093) (1)	150,000	164,318
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $1,070,919) (1)	1,000,000	1,065,512
Jersey Central Power & Light Co.
4.80%, 06/15/2018	2,000,000	2,083,162
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,804,686
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $4,500,000) (1)	4,500,000	4,557,794
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,088,692
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,005,408
1.65%, 09/01/2018	3,230,000	3,242,116
2.40%, 09/15/2019	793,000	808,445
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	1,118,344
NRG Energy, Inc.
6.63%, 03/15/2023	625,000	631,250
Oncor Electric Delivery Co LLC
5.00%, 09/30/2017	862,000	893,510
Origin Energy Finance Ltd
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,174,962) (1)	1,160,000	1,181,209
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	216,554
5.13%, 05/16/2024	800,000	866,217
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021 (Acquired 07/14/2015 through 06/20/2016, Cost $2,194,887) (1)	1,991,000	2,218,018
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,127,782
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,369,486
Sempra Energy
2.85%, 11/15/2020	375,000	388,350
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,430,073
Southern Co./The
2.35%, 07/01/2021	3,306,000	3,369,386
2.95%, 07/01/2023	6,090,000	6,300,891
3.25%, 07/01/2026	3,424,000	3,548,640
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,288,009
3.90%, 04/01/2045	400,000	401,312
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,024,093
		95,258,250
Total Corporate Bonds (Cost $1,634,287,897)		$1,683,103,548

Government Related - 23.97%
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	$994,344
Bermuda Government International Bond
4.85%, 02/06/2024 (Acquired 05/25/2016, Cost $412,811) (1)	385,000	425,425
City of New York NY
6.27%, 12/01/2037	2,050,000	2,889,147
Commonwealth of Massachusetts
4.91%, 05/01/2029	2,460,000	3,079,772
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,344,771
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,896,934
Indonesia Government International Bond
4.75%, 01/08/2026 (Acquired 12/01/2015, Cost $298,889) (1)	300,000	335,070
International Bank for Reconstruction & Development
4.50%, 08/03/2017	19,170,000,000	6,513,618
International Finance Corp.
7.80%, 06/03/2019	621,230,000	9,698,858
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	754,723
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,261,330
Mexican Bonos
4.75%, 06/14/2018	402,132	2,055,303
5.00%, 12/11/2019	1,281,000	6,484,652
6.50%, 06/10/2021	220,550	1,171,871
10.00%, 12/05/2024	642,100	4,183,443
5.75%, 03/05/2026	250,305	1,265,821
7.75%, 11/13/2042	615,000	3,662,482
Mexican Udibonos
4.50%, 12/04/2025	16,588,490	980,881
Mexico Government International Bond
4.00%, 10/02/2023	324,000	346,518
3.60%, 01/30/2025	1,060,000	1,099,750
4.13%, 01/21/2026	915,000	984,997
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $505,628) (1)	495,000	524,819
New Jersey Turnpike Authority
7.10%, 01/01/2041	1,000,000	1,522,180
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	332,318
5.95%, 06/15/2042	810,000	1,164,011
5.88%, 06/15/2044	500,000	718,005
New York State Dormitory Authority
3.88%, 07/01/2046	1,650,000	1,685,062
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	431,000
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	464,436
Province of Ontario Canada
1.20%, 02/14/2018	9,850,000	9,871,769
2.00%, 01/30/2019	6,880,000	6,996,946
2.50%, 09/10/2021	945,000	984,392
South Africa Government Bond
10.50%, 12/21/2026	14,200,000	1,160,525
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	972,490
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,242,851
State of Texas
4.68%, 04/01/2040	410,000	507,760
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,905,097
U.S. Treasury Inflation Indexed Bonds
0.38%, 07/15/2025 (2)	21,919,032	22,667,874
0.63%, 01/15/2026 (2)	10,355,676	10,905,779
0.13%, 07/15/2026 (2)	2,996,791	3,033,921
0.75%, 02/15/2045 (2)	17,694,891	18,334,508
U.S. Treasury Note/Bond
0.50%, 07/31/2017	5,000,000	4,994,920
0.63%, 07/31/2017	22,055,000	22,052,420
0.75%, 10/31/2017	58,875,000	58,909,501
0.75%, 04/30/2018	80,780,000	80,792,602
0.88%, 05/31/2018	16,750,000	16,784,019
0.63%, 06/30/2018	25,000,000	24,944,325
0.75%, 07/31/2018	92,243,000	92,217,818
0.88%, 05/15/2019	34,710,000	34,724,925
0.75%, 07/15/2019	6,764,000	6,741,280
1.63%, 07/31/2019	10,856,000	11,080,752
0.88%, 09/15/2019	6,796,000	6,795,205
1.75%, 09/30/2019	4,367,000	4,475,664
1.50%, 10/31/2019	10,908,000	11,098,465
1.50%, 11/30/2019	20,995,000	21,360,775
1.38%, 09/30/2020	1,766,000	1,787,040
1.75%, 12/31/2020	18,211,000	18,697,580
1.38%, 01/31/2021	15,926,000	16,100,199
1.13%, 02/28/2021	30,479,000	30,499,238
1.25%, 03/31/2021	17,146,000	17,235,742
1.38%, 04/30/2021	21,500,000	21,726,760
1.38%, 05/31/2021	19,150,000	19,359,463
1.13%, 06/30/2021	55,351,000	55,290,446
1.13%, 07/31/2021	63,594,000	63,507,067
1.13%, 08/31/2021	59,932,000	59,875,784
2.00%, 08/31/2021	6,195,000	6,435,056
1.13%, 09/30/2021	47,845,000	47,781,462
2.13%, 09/30/2021	6,586,000	6,882,113
1.38%, 06/30/2023	2,261,000	2,257,556
1.25%, 07/31/2023	264,000	261,298
2.25%, 11/15/2024	2,897,000	3,059,956
2.00%, 08/15/2025	3,614,000	3,742,467
2.25%, 11/15/2025	11,307,000	11,943,019
1.63%, 02/15/2026	2,118,000	2,123,212
1.63%, 05/15/2026	17,186,000	17,219,564
1.50%, 08/15/2026	22,323,000	22,121,579
3.63%, 02/15/2044	7,159,000	9,142,544
3.13%, 08/15/2044	11,854,000	13,878,438
3.00%, 11/15/2044	3,265,000	3,734,726
2.50%, 02/15/2045	1,447,000	1,500,076
3.00%, 05/15/2045 (5)	34,446,000	39,396,269
2.88%, 08/15/2045	6,213,000	6,941,816
3.00%, 11/15/2045	1,696,000	1,941,257
2.50%, 02/15/2046	10,490,000	10,877,637
2.50%, 05/15/2046	22,729,000	23,600,862
2.25%, 08/15/2046	96,344,000	94,902,597
University of California
4.13%, 05/15/2045	190,000	208,875
Total Government Related (Cost $1,157,407,648)		$1,173,859,822

Mortgage-Backed Obligations - 27.61%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (Acquired 02/17/2016, Cost $1,063,838) (1)	$1,035,000	$1,117,522
7 WTC Depositor LLC Trust
4.08%, 03/13/2031 (Acquired 06/17/2016, Cost $436,942) (1)	428,446	432,461
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	340,280	340,914
Alternative Loan Trust 2005-61
0.91%, 12/25/2035	90,154	71,150
Alternative Loan Trust 2006-HY12
2.95%, 08/25/2036	526,636	497,754
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (Acquired 06/09/2016, Cost $1,483,813) (1)	1,430,000	1,492,915
Banc of America Commercial Mortgage Trust 2006-6
5.42%, 10/10/2045	3,474,399	3,470,097
Banc of America Commercial Mortgage Trust 2007-3
5.72%, 06/10/2049	1,626,035	1,630,616
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,736,935	1,777,113
Banc of America Funding 2007-6 Trust
0.81%, 07/25/2037	150,494	128,029
0.82%, 07/25/2037	137,215	116,813
Banc of America Funding 2015-R7 Trust
1.39%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,399,583) (1)	2,499,335	2,401,849
Banc of America Funding 2015-R8 Trust
1.33%, 11/27/2046 (Acquired 09/28/2015, Cost $3,383,114) (1)	3,588,153	3,341,787
Bear Stearns ALT-A Trust 2005-8
1.07%, 10/25/2035	730,021	672,019
Bear Stearns ARM Trust 2003-3
3.01%, 05/25/2033	1,195,264	1,189,938
Citigroup Commercial Mortgage Trust 2012-GC8
1.81%, 09/12/2045	2,000,000	2,004,157
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048	1,700,000	1,753,490
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/12/2058	340,000	373,595
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/17/2048	670,000	734,531
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/12/2049	595,000	646,642
COBALT CMBS Commercial Mortgage Trust 2007-C2
5.57%, 04/17/2047	238,691	238,679
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (Acquired 01/22/2016, Cost $772,447) (1)	720,000	807,972
COMM 2013-SFS Mortgage Trust
3.09%, 04/13/2035 (Acquired 06/02/2016, Cost $1,486,747) (1)	1,445,000	1,508,875
COMM 2014-277P Mortgage Trust
3.73%, 08/12/2049 (Acquired 05/10/2016, Cost $789,345) (1)	735,000	797,009
COMM 2014-CCRE19 Mortgage Trust
4.88%, 08/10/2047	1,195,000	1,245,335
COMM 2014-UBS2 Mortgage Trust
5.15%, 03/12/2047	800,000	867,028
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,202,212
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	320,000	351,261
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048	905,000	980,042
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	566,537
3.15%, 07/12/2050	890,000	932,077
4.29%, 07/12/2050	1,075,000	1,171,583
4.59%, 07/12/2050	440,000	465,577
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (Acquired 02/19/2016, Cost $781,189) (1)	760,000	817,978
COMM 2016-CCRE28 Mortgage Trust
3.65%, 02/12/2049	395,000	417,759
3.76%, 02/12/2049	565,000	619,054
Core Industrial Trust 2015-TEXW
3.98%, 02/10/2034 (Acquired 09/07/2016, Cost $3,055,648) (1)	2,960,473	3,012,086
3.98%, 02/10/2034 (Acquired 06/08/2016, Cost $515,915) (1)	542,000	526,351
Countrywide Asset-Backed Certificates
0.93%, 11/25/2035	4,563,056	4,528,866
Credit Suisse First Boston Mortgage Securities Corp.
5.75%, 11/25/2033	165,538	172,979
CSAIL 2015-C4 Commercial Mortgage Trust
3.81%, 11/18/2048	295,000	323,109
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	878,456
CSMC Trust 2015-GLPB
3.64%, 11/17/2034 (Acquired 12/04/2015 through 02/22/2016, Cost $1,372,104) (1)	1,330,000	1,438,344
3.94%, 11/17/2034 (Acquired 12/04/2015, Cost $571,910) (1)	560,000	584,582
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.93%, 04/25/2035	1,745,651	1,536,345
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/12/2035 (Acquired 09/15/2015, Cost $217,686) (1)	215,000	232,862
Fannie Mae Connecticut Avenue Securities
2.03%, 07/25/2025	217,970	218,486
2.03%, 07/25/2025	532,652	534,623
2.68%, 09/25/2028	545,270	553,046
1.88%, 01/25/2029	262,092	263,183
Fannie Mae Pool
3.74%, 05/01/2018	1,164,258	1,197,772
4.52%, 08/01/2019	1,401,860	1,507,871
4.91%, 10/01/2019	1,793,285	1,951,615
3.54%, 10/01/2020	1,250,000	1,343,666
3.92%, 10/01/2020	256,807	278,628
3.76%, 12/01/2020	1,786,985	1,928,932
4.28%, 01/01/2021	1,385,413	1,520,780
4.30%, 07/01/2021	2,962,392	3,280,857
3.68%, 10/01/2021	1,179,729	1,285,033
3.02%, 04/01/2022	2,238,078	2,383,441
6.00%, 08/01/2022	553,752	597,773
2.40%, 10/01/2022	1,304,175	1,348,913
2.28%, 11/01/2022	1,639,935	1,692,732
3.95%, 10/01/2024	716,612	806,703
2.81%, 04/01/2025	980,000	1,034,963
3.89%, 08/01/2025	1,470,000	1,662,812
4.15%, 12/01/2025	1,410,000	1,625,177
2.74%, 03/01/2026	1,535,000	1,612,302
4.59%, 08/01/2026	1,164,127	1,366,302
3.00%, 10/15/2026 (3)	10,205,000	10,714,054
3.40%, 11/01/2026	2,827,977	3,110,171
4.19%, 11/01/2026	1,191,477	1,361,883
3.47%, 12/01/2026	3,000,000	3,308,529
3.00%, 01/01/2027	2,206,825	2,318,765
0.00%, 05/01/2027	2,233,041	2,370,425
4.00%, 05/01/2027	1,787,211	1,906,928
2.50%, 10/01/2027	850,171	881,456
2.50%, 11/01/2027	952,864	987,928
2.50%, 12/01/2027	943,218	977,928
2.50%, 12/01/2027	878,155	910,470
2.50%, 02/01/2028	1,131,898	1,173,551
3.28%, 02/01/2028	2,355,000	2,578,452
2.50%, 03/01/2028	1,135,257	1,177,033
2.91%, 04/01/2028	2,020,000	2,134,156
2.82%, 05/01/2028	2,268,969	2,384,352
2.50%, 06/01/2028	2,630,021	2,728,880
2.50%, 07/01/2028	946,409	981,235
2.68%, 08/01/2028	4,220,000	4,372,296
3.00%, 10/01/2028	704,541	739,961
2.50%, 10/15/2028 (3)	43,585,000	45,146,228
4.08%, 01/01/2029	1,433,102	1,649,782
4.00%, 03/01/2029	471,877	503,693
4.00%, 07/01/2029	474,846	506,561
5.00%, 01/01/2030	1,169,745	1,300,695
3.00%, 05/01/2030	340,764	357,859
2.50%, 07/01/2030	1,745,414	1,812,671
2.50%, 07/01/2030	965,656	1,002,834
2.50%, 08/01/2030	2,468,806	2,563,900
3.55%, 08/01/2030	1,566,154	1,728,505
3.00%, 09/01/2030	3,944,545	4,151,607
3.00%, 12/01/2030	1,397,702	1,468,005
3.43%, 02/01/2031	2,755,000	3,034,269
2.97%, 05/01/2031	2,925,000	3,067,970
3.00%, 04/01/2033	12,509	13,065
3.50%, 05/01/2033	16,284,250	17,335,607
3.00%, 06/01/2033	21,924	22,896
3.00%, 10/01/2033	3,373,566	3,545,582
4.50%, 01/01/2034	1,185,000	1,298,136
6.00%, 03/01/2034	3,707,535	4,316,218
5.50%, 05/01/2034	3,195,228	3,634,161
5.50%, 07/01/2034	771,980	877,956
4.50%, 12/01/2034	1,105,000	1,213,621
4.50%, 11/01/2035	642,002	704,750
5.00%, 02/01/2036	2,599,759	2,893,113
6.00%, 06/01/2036	25,840	29,689
5.50%, 07/01/2036	306,437	348,452
6.00%, 07/01/2038	2,428,256	2,799,682
6.00%, 10/01/2038	160,836	184,549
5.50%, 12/01/2039	629,276	713,080
5.50%, 03/01/2040	3,667,109	4,168,626
5.00%, 05/01/2040	66,365	73,662
6.50%, 05/01/2040	939,702	1,107,198
5.00%, 06/01/2040	19,954	22,158
4.50%, 08/01/2040	188,971	207,291
4.50%, 09/01/2040	73,723	80,933
3.50%, 10/01/2040 (3)	27,930,000	29,474,878
4.00%, 11/01/2040	168,119	181,020
4.00%, 11/01/2040	613,997	661,100
4.00%, 12/01/2040	402,745	433,724
4.00%, 01/01/2041	307,209	330,891
4.50%, 01/01/2041	12,905,646	14,430,353
4.50%, 01/01/2041	43,826	48,205
4.00%, 02/01/2041	299,743	322,784
4.00%, 02/01/2041	1,335,746	1,439,480
4.50%, 02/01/2041	656,073	719,599
4.50%, 04/01/2041	158,177	173,896
5.50%, 06/01/2041	710,912	816,763
4.50%, 08/01/2041	79,547	87,437
5.00%, 08/01/2041	635,008	708,003
4.00%, 09/01/2041	608,719	655,851
4.00%, 10/15/2041 (3)	16,510,000	17,732,126
4.50%, 10/15/2041 (3)	6,480,000	7,096,862
4.50%, 11/01/2041	5,524,265	6,174,978
4.50%, 11/01/2041	1,370,197	1,506,829
4.00%, 01/01/2042	87,936	94,697
4.00%, 01/01/2042	5,111,688	5,506,899
4.00%, 02/01/2042	144,516	155,661
5.50%, 02/01/2042	2,899,943	3,280,736
5.00%, 03/01/2042	1,079,300	1,203,420
3.50%, 06/01/2042	159,928	170,537
3.50%, 06/01/2042	104,924	111,906
3.50%, 07/01/2042	142,546	152,022
3.50%, 07/01/2042	288,875	308,147
3.50%, 08/01/2042	287,980	307,121
3.00%, 10/15/2042 (3)	75,930,000	78,943,472
4.50%, 11/01/2042	338,890	375,700
2.50%, 12/01/2042	381,931	387,117
3.50%, 12/01/2042	2,793,143	2,976,424
3.50%, 12/01/2042	1,300,790	1,377,747
2.50%, 01/01/2043	1,133,772	1,149,226
2.50%, 01/01/2043	5,681,224	5,758,659
3.00%, 01/01/2043	19,283	20,116
3.50%, 01/01/2043	427,033	455,554
3.00%, 02/01/2043	21,985	22,934
3.00%, 03/01/2043	175,579	183,185
3.00%, 03/01/2043	17,881	18,656
3.00%, 03/01/2043	39,010	40,697
2.50%, 04/01/2043	500,029	506,844
3.00%, 04/01/2043	1,242,768	1,295,187
3.00%, 04/01/2043	20,067	20,936
3.50%, 04/01/2043	157,943	166,713
3.00%, 05/01/2043	955,134	995,258
3.00%, 06/01/2043	18,162,621	18,926,355
3.50%, 06/01/2043	1,392,086	1,474,573
3.50%, 06/01/2043	3,160,790	3,344,107
3.50%, 07/01/2043	221,023	234,018
3.50%, 07/01/2043	180,785	191,496
3.50%, 07/01/2043	162,810	171,854
3.50%, 07/01/2043	306,760	324,900
3.50%, 07/01/2043	187,847	198,949
3.00%, 08/01/2043	12,404,907	12,955,307
3.00%, 08/01/2043	264,185	275,587
3.00%, 08/01/2043	451,518	470,973
3.50%, 08/01/2043	164,963	174,044
3.50%, 08/01/2043	177,060	187,495
3.50%, 08/01/2043	297,711	315,219
3.50%, 08/01/2043	187,034	197,361
3.50%, 09/01/2043	196,505	207,939
3.50%, 09/01/2043	342,786	362,791
3.50%, 09/01/2043	342,843	362,814
3.50%, 09/01/2043	254,358	269,340
3.50%, 09/01/2043	456,292	483,089
3.50%, 09/01/2043	196,468	208,096
3.50%, 09/01/2043	298,709	316,408
3.50%, 09/01/2043	218,861	231,613
4.00%, 09/01/2043	3,552,181	3,816,264
3.50%, 10/01/2043	4,417,619	4,660,828
4.00%, 12/01/2043	6,678,229	7,174,716
3.50%, 01/01/2044	765,465	810,730
3.50%, 01/01/2044	560,787	598,241
3.00%, 02/01/2044	64,450	67,230
4.50%, 06/01/2044	4,564,227	5,009,519
4.50%, 06/01/2044	1,221,031	1,337,607
3.50%, 07/01/2044	1,503,999	1,590,622
4.50%, 08/01/2044	1,415,867	1,551,045
3.00%, 09/01/2044	94,088	98,160
5.00%, 11/01/2044	6,153,503	6,902,703
4.50%, 02/01/2045	1,219,812	1,336,578
3.00%, 04/01/2045	43,734	45,625
3.00%, 05/01/2045	2,019,290	2,108,738
3.50%, 05/01/2045	1,515,215	1,612,255
4.00%, 05/01/2045	21,756,510	24,020,051
4.50%, 05/01/2045	1,098,907	1,241,988
3.00%, 06/01/2045	7,362,516	7,700,004
4.50%, 06/01/2045	585,093	654,664
3.00%, 07/01/2045	8,753,070	9,156,998
3.50%, 07/01/2045	4,460,803	4,736,278
4.00%, 07/01/2045	1,945,045	2,089,648
5.00%, 07/01/2045	1,337,980	1,489,675
4.00%, 09/01/2045	300,195	322,513
4.00%, 09/01/2045	4,054,069	4,434,592
4.50%, 09/01/2045	19,984,501	22,383,985
3.50%, 10/01/2045	607,311	644,790
4.00%, 10/01/2045	2,334,108	2,547,863
4.00%, 10/01/2045	316,420	339,944
4.50%, 10/01/2045	2,355,927	2,653,281
4.50%, 10/01/2045	1,124,390	1,260,929
3.50%, 11/01/2045	8,397,181	8,859,480
4.00%, 11/01/2045	2,848,570	3,060,344
3.50%, 12/01/2045	595,910	640,195
3.50%, 12/01/2045	2,331,169	2,459,510
4.00%, 12/01/2045	821,097	906,548
4.00%, 12/01/2045	277,206	300,036
4.00%, 12/01/2045	1,931,355	2,090,419
4.00%, 12/01/2045	1,952,399	2,116,498
3.50%, 01/01/2046	160,340	169,167
4.00%, 01/01/2046	3,313,977	3,560,352
4.00%, 01/01/2046	20,990,880	23,074,985
4.50%, 02/01/2046	769,000	864,325
4.50%, 02/01/2046	1,836,151	2,067,909
4.50%, 02/01/2046	5,875,000	6,443,898
4.00%, 03/01/2046	2,485,892	2,696,265
4.50%, 03/01/2046	6,335,000	6,941,067
3.50%, 04/01/2046	5,092,912	5,373,298
4.00%, 04/01/2046	11,790,298	13,016,080
4.50%, 04/01/2046	1,925,970	2,185,092
4.50%, 04/01/2046	7,845,000	8,593,990
3.50%, 05/01/2046	1,430,301	1,519,410
4.00%, 05/01/2046	24,179,579	26,624,331
4.00%, 06/01/2046	774,578	852,706
3.50%, 07/01/2046	2,089,806	2,247,900
3.50%, 07/01/2046	2,101,872	2,243,821
4.50%, 07/01/2046	1,375,264	1,521,858
3.00%, 08/01/2046	176,000	183,093
3.50%, 08/01/2046	14,314,728	15,206,561
4.50%, 08/01/2046	13,000,000	14,241,155
3.00%, 09/01/2046	205,000	213,197
4.50%, 09/01/2046	8,345,000	9,157,406
Fannie Mae-Aces
0.81%, 10/25/2021	795,159	791,368
FHLMC Multifamily Structured Pass Through Certificates
2.41%, 08/25/2018	5,745,535	5,851,942
1.07%, 07/25/2020	1,545,955	1,547,913
1.15%, 07/25/2020	1,781,161	1,784,083
3.51%, 04/25/2030	1,415,000	1,571,109
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,120,157	2,198,819
3.00%, 03/01/2031	1,338,477	1,406,626
5.50%, 08/01/2041	12,124,406	13,976,442
4.00%, 09/01/2041	20,755,793	22,866,790
5.00%, 11/01/2041	1,981,167	2,205,888
5.00%, 03/01/2042	650,240	734,965
4.50%, 07/01/2042	1,279,182	1,401,358
3.00%, 10/15/2042 (3)	4,200,000	4,365,302
3.00%, 02/01/2043	120,210	125,358
3.00%, 02/01/2043	1,213,360	1,263,292
3.00%, 03/01/2043	43,529	45,390
3.00%, 03/01/2043	22,581	23,548
3.50%, 10/01/2043	1,377,604	1,457,996
3.50%, 01/01/2044	1,589,514	1,682,741
4.50%, 05/01/2044	686,862	765,768
4.00%, 01/01/2045	3,307,636	3,608,494
3.50%, 06/01/2045	1,022,151	1,091,459
4.50%, 06/01/2045	1,153,831	1,301,231
4.00%, 07/01/2045	1,165,866	1,250,536
3.50%, 08/01/2045	5,410,522	5,819,008
3.50%, 10/01/2045	6,947,831	7,418,948
4.00%, 11/01/2045	3,219,518	3,453,332
4.00%, 12/01/2045	6,780,848	7,388,896
3.50%, 01/01/2046	2,592,705	2,735,071
4.00%, 01/01/2046	1,715,506	1,840,092
4.50%, 02/01/2046	17,451,823	19,619,680
4.50%, 02/01/2046	1,137,399	1,282,707
3.50%, 03/01/2046	16,605,097	17,728,084
3.50%, 03/01/2046	11,557,729	12,192,368
3.50%, 04/01/2046	1,211,814	1,278,425
4.00%, 04/01/2046	2,438,647	2,616,389
3.50%, 05/01/2046	10,489,613	11,066,819
3.50%, 05/01/2046	927,942	986,363
3.00%, 06/01/2046	10,486,012	10,908,741
3.50%, 06/01/2046	12,147,265	12,818,484
3.50%, 07/01/2046	4,228,303	4,546,176
3.00%, 08/01/2046	12,382,701	12,881,892
3.50%, 08/01/2046	20,674,116	21,843,019
3.00%, 09/01/2046	2,667,336	2,774,866
3.00%, 10/01/2046	8,125,000	8,452,548
Freddie Mac Structured Agency Credit Risk Debt Notes
2.73%, 02/26/2024	600,000	616,112
2.18%, 04/25/2024	3,000,000	3,027,301
2.93%, 08/26/2024	338,259	340,293
3.18%, 10/25/2024	534,339	540,531
2.93%, 01/27/2025	559,149	564,046
2.48%, 05/27/2025	720,000	737,286
2.38%, 10/25/2027	950,000	966,385
3.13%, 12/27/2027	2,700,000	2,756,104
3.18%, 03/27/2028	795,000	813,446
3.38%, 04/25/2028	5,045,000	5,200,713
3.33%, 05/25/2028	580,000	599,161
3.43%, 07/25/2028	325,000	335,800
2.53%, 12/26/2028	955,000	970,997
1.32%, 03/26/2029	660,000	660,202
FREMF 2015-K48 Mortgage Trust
3.76%, 08/25/2048 (Acquired 09/16/2015, Cost $483,965) (1)	535,000	527,535
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2019 (Acquired 07/13/2015, Cost $1,241,025) (1)	1,250,000	1,256,544
Ginnie Mae I Pool
7.50%, 08/15/2033	550,746	660,281
5.50%, 02/15/2039	413,245	472,876
5.00%, 09/15/2039	79,012	89,500
5.00%, 10/15/2039	659,090	736,580
5.00%, 12/15/2039	939,286	1,054,546
5.00%, 02/15/2040	118,308	135,321
5.00%, 02/15/2040	118,308	135,379
5.00%, 06/15/2040	368,488	414,543
4.50%, 05/15/2041	839,181	965,816
3.00%, 10/15/2042	340,131	357,572
3.00%, 12/15/2042	49,008	51,551
3.50%, 12/15/2042	18,377	19,754
3.50%, 01/15/2043	23,147	24,877
3.00%, 05/15/2043	170,521	179,372
3.00%, 06/15/2043	16,246	17,072
3.00%, 06/15/2043	16,075	16,891
3.50%, 10/15/2043	89,880	96,335
4.50%, 05/15/2044	15,669,900	17,554,195
5.00%, 07/15/2044	337,840	383,846
4.50%, 09/15/2045	334,732	370,611
4.50%, 08/15/2046	9,548,405	10,678,113
Ginnie Mae II Pool
6.00%, 02/20/2034	220,361	260,174
5.00%, 05/20/2040	376,700	418,392
5.00%, 06/20/2040	199,154	222,443
5.00%, 08/20/2040	152,743	169,597
5.00%, 09/20/2040	128,042	142,173
4.00%, 10/20/2040	132,069	142,131
3.00%, 07/20/2042	674,830	710,660
3.50%, 08/20/2042	33,893	36,098
3.50%, 09/20/2042	6,552,390	6,978,585
2.50%, 12/20/2042	304,592	311,423
3.50%, 12/20/2042	13,643	14,550
3.50%, 01/20/2043	2,443,010	2,601,918
3.50%, 02/20/2043	37,396	39,882
3.50%, 05/20/2043	17,905	19,088
2.50%, 06/20/2043	366,731	374,957
3.50%, 09/20/2043	252,106	268,742
3.00%, 10/15/2044 (3)	17,275,000	18,099,612
3.50%, 10/20/2044	77,205	83,047
5.00%, 12/20/2044	489,271	555,640
2.50%, 01/20/2045	2,708,381	2,767,039
3.50%, 05/20/2045	27,271	29,271
2.50%, 06/20/2045	1,091,336	1,110,751
5.50%, 06/20/2045	598,497	662,491
4.00%, 09/20/2045	409,766	439,228
3.50%, 10/20/2045	136,999	146,946
3.50%, 10/20/2045	178,368	191,267
4.00%, 10/20/2045	2,074,528	2,226,521
4.00%, 11/20/2045	1,592,127	1,706,913
4.00%, 12/20/2045	8,300,411	8,898,838
4.50%, 01/20/2046	1,814,345	1,963,178
3.50%, 02/20/2046	1,091,099	1,163,299
3.50%, 02/20/2046	2,099,523	2,253,520
3.50%, 03/20/2046	4,107,671	4,367,796
3.50%, 04/20/2046	4,793,719	5,097,540
3.00%, 05/20/2046	123,057	130,025
3.00%, 05/20/2046	44,656	47,113
3.50%, 05/20/2046	17,835,423	18,969,561
3.50%, 05/20/2046	24,855	26,683
3.50%, 05/20/2046	24,836	26,662
3.50%, 05/20/2046	126,135	135,411
4.00%, 05/20/2046	3,013,581	3,234,789
4.50%, 05/20/2046	2,535,850	2,740,260
3.00%, 06/20/2046	221,288	232,522
3.50%, 06/20/2046	137,357	147,458
3.50%, 06/20/2046	19,456,840	20,699,456
3.00%, 07/20/2046	114,396	120,867
3.00%, 07/20/2046	213,283	225,011
3.00%, 07/20/2046	207,194	218,368
3.00%, 07/20/2046	289,052	304,337
3.00%, 07/20/2046	397,706	419,575
3.00%, 07/20/2046	4,369,550	4,584,208
3.00%, 07/20/2046	74,731	78,841
3.00%, 08/20/2046	150,164	158,065
3.00%, 08/20/2046	173,685	183,510
3.00%, 08/20/2046	1,212,027	1,271,569
3.00%, 08/20/2046	91,477	96,218
3.00%, 09/20/2046	94,000	98,946
3.00%, 09/20/2046	92,000	96,768
3.00%, 09/20/2046	25,840,000	27,109,411
2.50%, 10/15/2046 (3)	1,675,000	1,703,356
Government National Mortgage Association
3.50%, 03/20/2039 IO	2,030,220	118,939
4.39%, 10/16/2040	51,860	51,868
3.50%, 05/20/2043 IO	410,229	72,233
GS Mortgage Securities Corp. Trust 2013-NYC5
3.77%, 01/10/2030 (Acquired 08/20/2015, Cost $331,330) (1)	330,000	327,853
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/11/2044 (Acquired 09/11/2015, Cost $363,422) (1)	340,000	347,371
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (Acquired 01/25/2016, Cost $219,604) (1)	220,000	222,409
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	2,420,000	2,514,349
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	581,869
3.91%, 10/13/2048	170,000	184,759
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/12/2049	935,000	977,491
HarborView Mortgage Loan Trust 2006-12
0.72%, 12/19/2036	463,777	398,266
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015 through 06/07/2016, Cost $1,918,167) (1)	1,903,000	1,903,400
5.61%, 11/05/2030 (Acquired 08/26/2015, Cost $1,372,325) (1)	1,366,000	1,368,095
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	4,561	4,557
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	523,642	523,725
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	883,644	906,624
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
6.21%, 02/15/2051	1,650,000	1,695,437
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,365,394) (1)	2,195,000	2,361,491
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/16/2046 (Acquired 08/25/2015, Cost $1,203,122) (1)	1,100,000	1,209,885
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	1,184,482	1,186,097
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO
2.32%, 01/15/2032 (Acquired 05/25/2016, Cost $286,898) (1)	289,000	288,393
3.82%, 01/15/2032 (Acquired 07/13/2015, Cost $1,200,000) (1)	1,200,000	1,196,783
4.47%, 01/15/2032 (Acquired 05/25/2016, Cost $5,123,034) (1)	5,161,000	5,145,666
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.27%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	250,438
5.02%, 07/15/2036 (Acquired 09/28/2015 through 02/23/2016, Cost $884,258) (1)	887,000	882,555
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (Acquired 10/07/2015, Cost $561,765) (1)	590,000	576,585
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/06/2028 (Acquired 02/04/2016, Cost $829,071) (1)	830,000	840,685
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
2.87%, 08/15/2049	3,300,000	3,388,517
3.40%, 08/15/2049	565,000	580,654
JP Morgan Resecuritization Trust Series 2014-6
0.73%, 07/27/2046 (Acquired 08/18/2015 through 09/18/2015, Cost $2,967,303) (1)	3,116,697	2,909,865
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	335,000	365,713
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,198,615
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,721
3.82%, 07/15/2048	1,440,000	1,582,009
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,558,189
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041	4,477,208	4,474,674
LB-UBS Commercial Mortgage Trust 2007-C1
5.48%, 02/15/2040	1,702,329	1,706,181
LB-UBS Commercial Mortgage Trust 2007-C2
5.43%, 02/15/2040	4,928,518	4,969,241
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	565,000	584,381
LB-UBS Commercial Mortgage Trust 2007-C7
6.45%, 09/15/2045	485,951	488,735
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.61%, 04/25/2029	1,604,431	1,570,244
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (Acquired 08/15/2016, Cost $604,206) (1)	600,524	603,801
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5
1.97%, 08/17/2045	5,635,771	5,656,091
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/16/2046	1,858,873	1,866,941
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/16/2047	1,140,000	1,250,646
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 08/15/2047	3,035,000	3,322,651
4.04%, 08/16/2047	45,000	49,061
4.50%, 05/15/2048	85,000	91,390
4.50%, 05/15/2048	55,000	53,207
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
3.64%, 10/19/2048	305,000	333,552
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049	3,220,000	3,300,591
Morgan Stanley Capital I Trust 2007-IQ14
5.69%, 04/15/2049	1,860,000	1,880,245
5.86%, 04/15/2049	970,000	938,224
Morgan Stanley Resecuritization Trust 2013-R10
2.94%, 01/26/2051 (Acquired 07/24/2015, Cost $1,556,628) (1)	1,543,704	1,535,669
MortgageIT Trust 2005-2
0.97%, 05/25/2035	968,252	913,833
Nomura Resecuritization Trust 2015-7R
2.70%, 08/26/2036 (Acquired 08/20/2015, Cost $2,175,186) (1)	2,150,035	2,173,793
Palisades Ctr Tr 2016-plsd
2.71%, 04/14/2033 (Acquired 04/20/2016, Cost $640,000) (1)	640,000	652,664
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (Acquired 01/19/2016 through 05/03/2016, Cost $1,666,903) (1)	1,565,000	1,714,622
Sequoia Mortgage Trust 2003-2
1.19%, 06/20/2033	1,666,945	1,575,503
Sequoia Mortgage Trust 2004-9
1.97%, 10/20/2034	2,624,594	2,513,227
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (Acquired 05/03/2016, Cost $1,327,624) (1)	1,375,000	1,425,778
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 08/04/2015, Cost $1,097,031) (1)	1,097,947	1,096,212
Starwood Retail Property Trust 2014-STAR
3.02%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,206,594) (1)	2,206,000	2,167,733
Structured Adjustable Rate Mortgage Loan Trust
2.92%, 03/25/2034	1,049,528	1,045,720
Structured Asset Mortgage Investments Trust 2003-AR3
1.21%, 11/19/2033	1,431,116	1,362,429
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $470,255) (1)	470,122	480,005
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $563,163) (1)	563,370	572,105
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $511,633) (1)	510,805	516,322
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $486,702) (1)	487,266	492,606
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $585,782) (1)	585,525	595,793
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (Acquired 05/20/2016, Cost $366,370) (1)	366,367	371,191
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (Acquired 07/22/2016, Cost $616,875) (1)	617,751	617,422
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (Acquired 09/27/2016, Cost $1,169,928) (1)	1,165,000	1,169,928
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.04%, 05/11/2063 (Acquired 07/24/2015, Cost $2,760,461) (1)	2,750,000	2,689,877
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
5.38%, 12/15/2043	1,000,000	1,008,941
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,786,863	5,792,823
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.16%, 02/15/2051	2,959,578	2,964,505
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
5.68%, 05/17/2046	3,285,201	3,345,140
Wachovia Cmbs 2007-c34
6.14%, 05/15/2046	455,129	456,153
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
1.31%, 01/25/2045	249,795	222,392
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.85%, 08/25/2045	3,499,444	3,240,516
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.82%, 10/25/2045	2,722,142	2,572,831
1.02%, 10/25/2045	292,860	249,287
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.79%, 11/25/2045	3,416,822	3,186,036
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
0.88%, 12/25/2045	1,850,287	1,705,711
1.03%, 12/25/2045	232,138	200,541
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
0.99%, 07/25/2045	878,296	786,731
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,388,548
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/17/2058	2,980,000	3,252,506
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/17/2048	500,000	546,227
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,178,933
WF-RBS Commercial Mortgage Trust 2011-C2
5.79%, 02/18/2044 (Acquired 09/02/2015 through 08/04/2016, Cost $2,277,202) (1)	2,130,000	2,245,214
WFRBS Commercial Mortgage Trust 2011-C5
5.87%, 11/18/2044 (Acquired 01/26/2016, Cost $120,078) (1)	115,000	125,176
WFRBS Commercial Mortgage Trust 2012-C7
4.99%, 06/16/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $353,667) (1)	360,000	354,898
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/17/2046	320,000	339,196
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/17/2057	4,250,000	4,668,378
Total Mortgage-Backed Obligations (Cost $1,338,227,629)		$1,352,329,645

Total Bonds & Notes (Cost $4,507,163,394)		$4,587,888,822

Bank Loans - 1.52%
Americold Realty Trust, Inc.
5.75%, 12/01/2022	$324,188	$326,823
Ancestry.com, Inc.
5.00%, 08/29/2022	547,236	547,581
Aramark Services, Inc.
3.25%, 09/07/2019	1,502,009	1,510,465
3.25%, 02/24/2021	2,593,350	2,607,951
Asurion LLC
4.25%, 07/08/2020	424,458	424,458
8.50%, 03/03/2021	1,175,000	1,167,163
5.00%, 08/04/2022	2,217,004	2,227,535
Avago Technologies
3.52%, 02/01/2023	6,220,566	6,291,418
Axalta Coatings
3.75%, 02/03/2020	1,829,000	1,841,254
Charter Communications
3.00%, 07/01/2020	555,131	556,591
3.00%, 01/03/2021	2,034,486	2,039,898
3.50%, 01/24/2023	3,265,590	3,285,085
CHI Overhead Doors, Inc.
4.50%, 07/29/2022	1,172,040	1,172,040
Commscope
3.75%, 12/29/2022	277,000	279,338
DaVita, Inc.
3.50%, 06/24/2021	833,735	837,487
Examworks
4.75%, 07/27/2023	1,100,000	1,107,568
First Data Corp.
4.53%, 03/24/2021	578,634	582,649
4.28%, 07/10/2022	2,741,874	2,756,269
HCA
3.57%, 02/15/2024	3,297,000	3,325,849
Hilton Worldwide
3.10%, 10/25/2023	2,217,740	2,229,871
Hilton Worldwide Finance LLC
3.50%, 10/26/2020	216,920	218,005
HUB International Ltd
4.00%, 10/02/2020	1,772,194	1,772,194
Intelsat Jackson Holdings SA
3.75%, 06/28/2019	420,000	398,903
J.C. Penny
5.25%, 06/23/2023	1,242,188	1,246,175
Jo-Ann Stores
5.50%, 09/29/2023	600,000	589,500
Kronos, Inc./MA
4.50%, 10/30/2019	2,399,943	2,405,079
Landry's
4.00%, 09/21/2023	2,989,000	3,002,690
Level 3 Financing, Inc.
3.50%, 05/31/2022	5,143,000	5,168,715
Match Group, Inc.
5.50%, 11/16/2022	280,313	281,714
MPH Acquisition Holdings LLC
5.00%, 06/30/2023	239,193	242,071
Nexstar Broadcasting, Inc.
3.00%, 09/26/2023	1,405,000	1,411,435
Nielsen Finance Llc
3.51%, 04/15/2021	1,130,263	1,131,913
2.50%, 09/28/2023	2,144,000	2,153,048
Nord Anglia Education Finance LLC
5.00%, 03/31/2021	1,815,712	1,819,126
Petsmart
4.25%, 03/10/2022	2,518,688	2,521,585
Scientific Games
6.00%, 10/18/2020	1,173,462	1,176,759
Shearer's Foods
4.94%, 06/30/2021	497,462	494,353
5.25%, 06/29/2021 (6)	579,580	576,682
T-Mobile USA, Inc.
3.50%, 11/09/2022	2,560,103	2,579,662
Tumi Holdings, Inc.
3.24%, 04/13/2021	557,000	551,430
Uber Technologies
5.00%, 07/13/2023	1,750,000	1,758,750
Univision Communications
4.00%, 03/01/2020	839,570	841,014
US Renal Care, Inc.
5.25%, 12/31/2022	1,616,855	1,548,947
Valeant Pharmaceuticals International, Inc.
5.25%, 08/05/2020	116,376	116,558
5.50%, 04/01/2022	454,840	456,023
Western Digital
4.50%, 04/29/2023	1,077,300	1,087,405
YUM! Brands
3.28%, 06/16/2023	3,712,695	3,735,899
Total Bank Loans (Cost $74,271,940)		$74,402,928

	Shares	Value
PREFERRED STOCKS - 0.24%
Consumer, Non-cyclical - 0.03%
Teva Pharmaceutical Industries Ltd	1,928	$1,568,060
Financials - 0.20%
Citigroup Capital XIII	153,150	4,033,971
Discover Financial Services - Series B, Perpetual	102,575	2,675,156
Morgan Stanley - Series F, Perpetual	64,247	1,890,789
Morgan Stanley - Series E, Perpetual	37,469	1,105,710
		9,705,626
Industrials - 0.01%
General Electric Capital Corp.	26,350	678,249
Total Preferred Stocks (Cost $11,840,341)		$11,951,935

	Principal
SHORT-TERM INVESTMENTS - 9.53%	Amount	Value
Certificates of Deposit - 0.06%
Credit Suisse AG/New York NY, 1.65%	$2,940,000	$2,943,502
Commercial Paper - 0.03%
Ford Credit Co. LLC	1,490,000	1,468,820

Money Market Funds - 9.41%	Shares	Value
Fidelity Institutional Money Market Government Funds - Class I, 0.27% (4)(7)	230,754,750	230,754,751
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.15% (4)(7)	230,242,572	230,242,572
		460,997,323

	Principal
U.S. Treasury Bills - 0.03%	Amount	Value
U.S. Treasury Bill, 0.00%, 12/08/2016 (5)	1,284,000	1,283,565
Total Short-Term Investments (Cost $466,686,257)		$466,693,210

TOTAL INVESTMENTS IN SECURITIES - 104.97%
(Cost $5,059,961,932)		5,140,936,895
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.97)%		(243,545,292)
TOTAL NET ASSETS - 100.00%		$4,897,391,603

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $602,958,204, which represents 12.31% of total net assets.
(2)	Inflation protected security. The value of these securities total $54,942,082 which represents 1.12% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $213,275,890, which represents 4.35% of total net assets.
(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Scheduleof Investments.
(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,226,282, which represents 0.05% of total net assets.
(6)	Securitiy is treated as illiquid by the Fund. The value of these securities total $1,400,087, which represents 0.03% of the total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(180)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2016	$(23,624,712)	$(23,602,500)	$22,212
263	U.S. 2 Year Note Future	Citi	Dec. 2016	57,436,428	57,457,280	20,852
(7)	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2016	(1,528,176)	(1,529,282)	(1,106)
742	U.S. 5 Year Note Future	Citi	Dec. 2016	90,191,242	90,164,593	(26,649)
(232)	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2016	(28,182,191)	(28,191,626)	(9,435)
254	U.S. Long Bond Future	Goldman Sachs	Dec. 2016	43,414,564	42,711,686	(702,878)
56	U.S. Ultra Bond Future	Goldman Sachs	Dec. 2016	10,499,183	10,297,000	(202,183)
						$(899,187)

Forward Foreign Currency Exchange Contracts
Over-the-Counter

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2016	Unrealized Appreciation
Mexican Peso, Expiring 10/27/16	BNP Paribas	MXN	(12,435,000)	$(656,270)	$(639,238)	$17,032
Mexican Peso, Expiring 10/27/16	Merrill Lynch	MXN	(30,395,000)	(1,628,667)	(1,562,497)	66,170
Mexican Peso, Expiring 10/27/16	Royal Bank of Scotland	MXN	(55,880,000)	(2,965,243)	(2,872,588)	92,655
South African Rand, Expiring 12/28/16	HSBC	ZAR	(16,690,000)	(1,203,889)	(1,194,875)	9,014
				$(6,454,069)	$(6,269,198)	$184,871

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Appreciation
Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	0.95%	$4,000,000	$(194,330)	$47,357

Bridge Builder Municipal Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 97.38%
Alabama - 1.05%
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	$1,500,000	$1,743,270
5.25%, 10/01/2048	1,650,000	1,939,080
5.50%, 10/01/2053	410,000	486,289
Industrial Development Board of the City of Mobile Alabama
1.63%, 07/15/2034	11,500,000	11,566,470
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,627,275
5.00%, 03/01/2029	1,000,000	1,188,070
Selma Industrial Development Board
5.80%, 05/01/2034	2,275,000	2,625,145
5.38%, 12/01/2035	215,000	247,979
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	520,162
		21,943,740
Alaska - 0.22%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,583,440
Arizona - 2.45%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,579,035
5.00%, 01/01/2020	2,000,000	2,250,680
5.00%, 02/01/2042	2,000,000	2,241,300
City of Phoenix Civic Improvement Corp.
5.25%, 07/01/2017	2,750,000	2,839,513
County of Pima AZ
4.00%, 07/01/2022	13,160,000	15,087,150
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	12,101,100
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,046,540
5.00%, 12/01/2032	1,050,000	1,098,867
Industrial Development Authority of Phoenix
0.78%, 11/15/2052	5,200,000	5,200,000
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	234,906
5.00%, 07/01/2026	600,000	770,796
Mohave County Unified School District No 20 Kingman
5.00%, 07/01/2024	1,800,000	2,183,886
Peoria Industrial Development Authority
5.00%, 11/15/2019	220,000	226,063
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,413,045
		51,272,881
Arkansas - 0.04%
Benton Washington Regional Public Water Authority
0.55%, 10/01/2016	740,000	740,000
California - 5.26%
Abag Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,546,610
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,247,731
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	3,017,500
5.00%, 10/01/2037	2,000,000	2,412,060
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,397,933
1.25%, 10/01/2036	2,500,000	2,506,800
California Pollution Control Financing Authority
0.75%, 08/01/2023 (Acquired 08/01/2016, Cost $5,700,000) (1)	5,700,000	5,699,430
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,526,477
5.00%, 05/01/2018	8,200,000	8,742,266
5.00%, 05/01/2018	7,065,000	7,532,209
5.00%, 11/01/2037	235,000	277,180
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,265,935
0.81%, 08/15/2036	5,355,000	5,355,000
5.00%, 05/15/2040	400,000	479,284
5.38%, 11/01/2049	100,000	113,611
Campbell Union High School District
5.00%, 08/01/2021	275,000	284,490
Centinela Valley Union High School
4.00%, 08/01/2019	415,000	447,777
City of San Jose CA
0.95%, 12/01/2017	5,000,000	4,996,400
Golden State Tobacco Securitization Corp.
4.50%, 06/01/2027	3,785,000	3,846,241
5.00%, 06/01/2040	2,000,000	2,388,640
5.75%, 06/01/2047	3,000,000	3,043,980
Los Angeles Community College District/CA
4.00%, 08/01/2035	1,000,000	1,131,760
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,498,644
5.00%, 12/01/2030	2,520,000	3,135,233
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,145,043
5.00%, 08/01/2028	1,000,000	1,248,840
5.00%, 08/01/2029	775,000	957,218
5.00%, 08/01/2030	2,530,000	3,099,705
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,184,150
Orchard School District
0.00%, 08/01/2022	2,940,000	2,676,400
Port of Los Angeles
4.00%, 08/01/2017	1,000,000	1,026,750
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,053,789
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,967,753
State of California
5.00%, 08/01/2017	5,000,000	5,173,400
5.00%, 09/01/2018	4,000,000	4,311,480
5.00%, 08/01/2019	1,000,000	1,113,990
5.00%, 08/01/2023	3,000,000	3,717,930
5.00%, 08/01/2027	620,000	790,444
0.00%, 12/01/2031	750,000	750,000
4.00%, 09/01/2035	3,625,000	4,068,990
		110,179,073
Colorado - 0.73%
City & County of Denver CO Airport System Revenue
5.50%, 11/15/2016	1,210,000	1,216,389
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	235,998
4.00%, 01/01/2020	250,000	265,910
5.00%, 02/01/2020	1,210,000	1,342,979
5.00%, 12/01/2022	1,855,000	2,214,889
5.00%, 01/01/2024	125,000	144,667
5.00%, 01/01/2026	100,000	116,023
5.00%, 01/01/2031	100,000	113,408
5.00%, 01/01/2037	125,000	139,857
5.00%, 10/01/2038	630,000	726,862
1.61%, 10/01/2039	2,000,000	1,991,000
5.25%, 01/01/2040	540,000	614,898
5.25%, 01/01/2045	510,000	576,994
6.13%, 12/01/2045 (Acquired 11/20/2015, Cost $276,239) (1)	275,000	306,683
5.00%, 09/01/2046	1,000,000	1,174,950
Park Creek Metropolitan District
5.00%, 12/01/2045	500,000	576,925
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	763,290
5.50%, 12/01/2046	1,500,000	1,587,705
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	519,300
University of Colorado
5.00%, 06/01/2047	500,000	601,395
		15,230,122
Connecticut - 4.34%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	3,024,807
5.00%, 08/15/2019	1,700,000	1,859,477
5.00%, 07/15/2021	3,300,000	3,791,073
5.00%, 07/15/2022	2,250,000	2,616,525
5.00%, 07/15/2023	2,000,000	2,368,740
5.00%, 07/15/2026	2,430,000	2,876,610
City of New Haven CT
5.00%, 08/15/2023	900,000	1,090,908
5.00%, 08/15/2026	325,000	407,888
5.00%, 08/15/2029	2,000,000	2,448,240
5.00%, 08/15/2031	1,000,000	1,212,390
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,875,837
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042	10,000,000	9,986,500
1.00%, 07/01/2042	18,000,000	17,980,560
2.00%, 07/01/2042	1,000,000	1,014,190
4.00%, 07/01/2046	880,000	937,719
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $944,105) (1)(2)	955,000	961,819
State of Connecticut
5.00%, 08/01/2019	20,380,000	22,570,442
5.00%, 09/01/2022	5,725,000	6,867,653
5.00%, 08/01/2031	4,625,000	5,567,668
Town of Hamden CT
5.00%, 08/15/2026	500,000	604,155
		91,063,201
Delaware - 0.33%
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	568,370
5.00%, 09/01/2036	500,000	581,870
5.00%, 09/01/2046	700,000	800,471
Delaware State Health Facilities Authority
0.87%, 10/01/2038	5,000,000	5,000,000
		6,950,711
District of Columbia - 0.32%
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,557,472
5.00%, 10/01/2023	850,000	1,030,982
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2041	2,000,000	2,712,440
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,501,793
		6,802,687
Florida - 7.16%
Alachua County Health Facilities Authority
6.38%, 11/15/2049	300,000	344,889
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,371,951
5.00%, 10/01/2024	1,185,000	1,480,977
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,412,056
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,706,536
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,278,325
County of Broward FL Airport System Revenue
5.00%, 10/01/2016	1,885,000	1,885,000
5.00%, 10/01/2022	2,435,000	2,949,345
5.00%, 10/01/2029	500,000	596,520
5.00%, 10/01/2042	110,000	127,529
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,260,374
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,231,440
5.00%, 10/01/2024	1,770,000	2,206,110
County of Miami-Dade FL Aviation Revenue
5.75%, 10/01/2020	615,000	699,833
5.25%, 10/01/2021	3,000,000	3,125,760
5.25%, 10/01/2022	5,000,000	5,209,600
5.00%, 10/01/2031	3,000,000	3,382,740
5.00%, 10/01/2035	1,000,000	1,152,640
County of Miami-Dade Seaport Department
0.90%, 10/01/2050	10,000,000	10,000,000
Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,350,150
5.00%, 07/01/2019	300,000	331,905
Florida's Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,061,140
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,398,500
5.00%, 10/01/2033	2,000,000	2,375,500
Hernando County School District
5.00%, 07/01/2024	805,000	985,731
5.00%, 07/01/2025	1,000,000	1,239,410
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,495,545
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	5,067,876
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,776,846
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	957,160
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,000,000	2,353,520
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,380,800
5.00%, 07/01/2030	1,225,000	1,520,531
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	385,000	404,989
Orlando-Orange County Expressway Authority
5.00%, 07/01/2017	2,105,000	2,169,813
Palm Beach County Health Facilities Authority
7.50%, 06/01/2049	100,000	122,405
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,509,473
5.00%, 08/01/2032	3,000,000	3,614,100
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,175,971
5.00%, 06/01/2023	2,740,000	3,378,420
5.00%, 06/01/2027	1,500,000	1,909,920
5.00%, 06/01/2035	2,865,000	3,475,961
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,732,450
5.00%, 02/01/2030	500,000	605,205
5.00%, 05/01/2031	5,000,000	6,010,300
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,665,960
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,604,376) (1)	3,500,000	3,634,085
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,414,456
5.00%, 05/01/2021	2,035,000	2,377,043
State of Florida
5.00%, 06/01/2017	3,135,000	3,220,899
5.00%, 06/01/2017	2,500,000	2,568,500
5.00%, 06/01/2018	3,500,000	3,740,030
5.00%, 06/01/2019	1,210,000	1,339,204
5.00%, 06/01/2019	1,320,000	1,460,949
5.00%, 07/01/2019	3,500,000	3,888,325
5.00%, 07/01/2023	2,630,000	3,250,128
5.00%, 07/01/2024	2,460,000	3,099,108
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,261,852
5.00%, 07/01/2020	315,000	360,621
		150,106,406
Georgia - 1.56%
Atlanta Independent School System
1.50%, 12/28/2016	3,700,000	3,704,958
City of Atlanta GA
5.00%, 01/01/2017	375,000	378,619
5.00%, 01/01/2018	315,000	330,469
5.00%, 01/01/2019	225,000	243,983
5.00%, 01/01/2020	275,000	306,793
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,157,731
5.00%, 11/01/2021	1,000,000	1,186,440
City of East Point GA
4.00%, 08/01/2017	340,000	347,592
4.00%, 08/01/2018	400,000	417,312
5.00%, 08/01/2019	955,000	1,039,250
5.00%, 08/01/2020	415,000	461,717
5.00%, 08/01/2021	250,000	283,322
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	753,188
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,053,480
Monroe County Development Authority
2.35%, 10/01/2048	500,000	517,990
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,089,490
5.00%, 01/01/2020	2,095,000	2,357,084
5.00%, 01/01/2020	2,980,000	3,352,798
4.00%, 01/01/2021	350,000	390,842
5.00%, 01/01/2022	250,000	296,975
5.00%, 01/01/2023	250,000	303,083
Peach County GA Student Revenue
1.20%, 10/01/2018	2,000,000	2,000,000
Private Colleges & Universities Authority
5.00%, 10/01/2032	1,300,000	1,619,540
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	137,156
Savannah Housing Authority
1.15%, 07/01/2019	3,700,000	3,695,227
State of Georgia
5.00%, 02/01/2018	3,035,000	3,202,289
		32,627,328
Guam - 0.08%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,702,605
Hawaii - 0.12%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,530,860
Idaho - 0.49%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,353,009
5.00%, 03/01/2034	3,155,000	3,675,859
Idaho Housing & Finance Association
0.80%, 04/01/2017	3,150,000	3,149,685
		10,178,553
Illinois - 8.80%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,010,560
0.00%, 12/01/2025	265,000	187,072
5.00%, 12/01/2041	770,000	704,134
5.25%, 12/01/2041	3,000,000	2,786,520
6.50%, 12/01/2046	100,000	103,214
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,693,900
5.00%, 01/01/2027	1,800,000	2,182,338
5.00%, 01/01/2032	2,000,000	2,296,300
5.00%, 01/01/2034	1,000,000	1,141,100
5.00%, 01/01/2046	300,000	352,320
Chicago O'Hare International Airport
5.00%, 01/01/2022	520,000	609,066
5.00%, 01/01/2023	1,000,000	1,210,340
5.00%, 01/01/2025	415,000	507,358
5.00%, 01/01/2030	2,000,000	2,347,360
5.00%, 01/01/2030	2,000,000	2,403,120
Chicago Park District
5.00%, 01/01/2017	1,000,000	1,008,600
Chicago Transit Authority
5.25%, 06/01/2024	2,000,000	2,270,360
5.00%, 06/01/2026	8,275,000	9,744,309
City of Chicago IL
4.25%, 01/01/2020	465,000	499,763
5.00%, 01/01/2020	3,500,000	3,586,940
5.25%, 01/01/2021	1,565,000	1,608,397
5.00%, 01/01/2022	460,000	525,840
5.00%, 01/01/2023	1,535,000	1,675,146
5.00%, 01/01/2026	425,000	487,960
5.00%, 01/01/2027	500,000	569,755
5.25%, 01/01/2027	2,435,000	2,644,921
5.00%, 01/01/2028	865,000	922,946
5.00%, 01/01/2035	2,500,000	2,587,250
5.00%, 01/01/2035	750,000	782,078
5.50%, 01/01/2035	1,000,000	1,059,660
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,175,600
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,530,000	1,772,995
5.00%, 01/01/2029	1,300,000	1,499,056
5.00%, 01/01/2033	2,000,000	2,308,920
5.00%, 01/01/2039	1,000,000	1,139,510
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,029,457
5.00%, 11/01/2021	1,500,000	1,718,340
5.00%, 11/01/2024	1,150,000	1,370,075
5.00%, 11/01/2024	250,000	297,843
5.00%, 11/01/2033	500,000	574,685
County of Cook IL
5.25%, 11/15/2022	405,000	458,229
5.00%, 11/15/2023	2,500,000	2,987,475
5.00%, 11/15/2025	2,500,000	2,909,050
5.00%, 11/15/2026	1,000,000	1,105,310
5.00%, 11/15/2026	1,390,000	1,693,187
5.25%, 11/15/2028	1,035,000	1,165,451
5.00%, 11/15/2030	500,000	593,845
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,033,280
4.00%, 05/15/2023	500,000	543,840
5.00%, 11/15/2023	750,000	911,745
5.00%, 05/15/2024	350,000	427,931
5.25%, 11/15/2026	50,000	50,145
5.00%, 03/01/2027	400,000	493,916
5.00%, 03/01/2028	450,000	551,372
5.00%, 07/01/2030	275,000	330,666
5.00%, 11/15/2030	2,000,000	2,393,720
0.87%, 07/01/2032	9,500,000	9,500,000
4.75%, 05/15/2033	145,000	156,498
5.00%, 02/15/2034	1,890,000	2,166,375
5.00%, 11/15/2034	3,000,000	3,521,880
5.00%, 08/15/2035	100,000	116,984
4.00%, 02/15/2036	300,000	303,291
5.00%, 02/15/2036	170,000	193,436
5.00%, 07/01/2036	325,000	381,927
5.25%, 11/15/2036	50,000	50,108
5.00%, 05/15/2037	1,050,000	1,153,078
5.00%, 11/15/2038	3,795,000	4,417,494
8.00%, 05/15/2040	500,000	579,725
5.00%, 02/15/2041	635,000	711,873
5.00%, 08/15/2044	200,000	231,084
5.00%, 11/15/2045	2,500,000	2,891,625
8.00%, 05/15/2046	1,500,000	1,735,860
5.00%, 12/01/2046	5,000,000	5,728,900
5.25%, 05/15/2047	280,000	307,647
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,500,550
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	766,732
5.25%, 06/15/2032	1,735,000	1,996,222
Illinois State Toll Highway Authority
5.00%, 01/01/2038	2,700,000	3,158,055
5.00%, 01/01/2041	10,625,000	12,604,969
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,212,270
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,198,240
5.00%, 01/01/2027	2,200,000	2,617,978
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	850,340
0.00%, 01/15/2025	1,000,000	823,480
0.00%, 01/15/2026	1,000,000	797,050
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2020	430,000	481,089
5.00%, 12/15/2026	2,000,000	2,251,340
5.00%, 12/15/2028	2,400,000	2,681,400
5.25%, 06/15/2050	3,275,000	3,483,519
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	135,104
5.00%, 12/01/2019	150,000	167,052
5.00%, 12/01/2020	150,000	171,592
5.00%, 12/01/2022	325,000	388,473
State of Illinois
5.00%, 01/01/2017	1,145,000	1,155,877
5.00%, 04/01/2024	3,000,000	3,427,860
5.50%, 07/01/2024	1,000,000	1,158,070
5.00%, 02/01/2025	425,000	480,488
5.00%, 06/01/2025	880,000	1,013,258
5.50%, 07/01/2025	400,000	463,492
5.00%, 06/01/2026	125,000	144,683
5.00%, 03/01/2028	5,130,000	5,566,307
5.00%, 05/01/2028	265,000	295,714
5.25%, 02/01/2029	3,720,000	4,175,402
5.25%, 02/01/2030	100,000	111,692
5.25%, 02/01/2031	760,000	846,252
5.00%, 05/01/2032	800,000	875,296
5.50%, 07/01/2038	1,500,000	1,673,850
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	409,793
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,237,513
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	835,670
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,120,579
		184,469,306
Indiana - 2.25%
City of Evansville IN
0.90%, 06/01/2018	5,000,000	4,988,800
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,039,160
City of Whiting IN
5.00%, 11/01/2045	2,485,000	2,920,124
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,611,916
Indiana Finance Authority
5.00%, 09/15/2019	700,000	772,009
6.00%, 12/01/2026	2,035,000	2,035,468
5.25%, 02/01/2033	2,500,000	3,092,500
5.00%, 03/01/2036	4,000,000	4,572,160
5.00%, 09/01/2046	2,750,000	2,944,343
5.00%, 07/01/2048	330,000	376,246
5.25%, 01/01/2051	2,675,000	3,085,479
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	4,360,000	4,444,279
1.25%, 11/01/2027	1,000,000	997,110
4.00%, 11/01/2027	8,000,000	8,200,640
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	423,968
5.00%, 01/01/2022	755,000	885,562
5.00%, 01/01/2023	245,000	293,143
5.00%, 01/01/2029	1,000,000	1,220,680
5.00%, 01/01/2031	1,000,000	1,206,230
		47,109,817
Iowa - 0.41%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,709,476
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,614,630
4.75%, 08/01/2042	270,000	281,551
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,973,760
		8,579,417
Kansas - 0.25%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,481,305
5.25%, 11/15/2024	350,000	394,874
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,342,420
		5,218,599
Kentucky - 0.82%
City of Ashland KY
5.00%, 02/01/2030	555,000	643,195
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,847,680
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,239,790
5.00%, 09/01/2025	1,250,000	1,563,750
Kentucky Economic Development Finance Authority
5.25%, 06/01/2020	500,000	565,680
5.50%, 06/01/2021	685,000	778,955
6.38%, 06/01/2040	1,550,000	1,773,107
6.50%, 03/01/2045	1,000,000	1,146,410
6.25%, 11/15/2046	750,000	781,312
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	936,508
6.00%, 07/01/2053	530,000	640,346
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,302,963
5.00%, 10/01/2023	1,565,000	1,906,264
		17,125,960
Louisiana - 1.51%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,734,984
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,541,080
Louisiana Housing Corp.
1.00%, 09/01/2019	2,000,000	1,997,360
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 08/01/2029	2,000,000	2,374,180
6.50%, 11/01/2035	1,000,000	1,188,070
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,920,352
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,671,292
5.00%, 01/01/2040	1,540,000	1,787,678
5.00%, 01/01/2040	1,000,000	1,147,350
Parish of St John the Baptist LA
5.13%, 06/01/2037	3,000,000	3,062,460
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,045,900
5.00%, 02/01/2018	2,000,000	2,106,160
		31,576,866
Maine - 0.07%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250,000	1,434,675
Maryland - 2.32%
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,218,470
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,183,316
Maryland Community Development Administration
1.35%, 01/01/2019 (Acquired 06/22/2016, Cost $2,200,000) (1)	2,200,000	2,200,374
1.15%, 02/01/2019	5,000,000	4,982,300
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,774,907
5.00%, 03/31/2024	2,500,000	2,898,625
5.00%, 09/30/2027	50,000	61,783
5.00%, 09/30/2030	905,000	1,101,168
5.00%, 03/31/2046	1,295,000	1,534,251
5.00%, 03/31/2051	665,000	785,325
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,417,210
5.00%, 07/01/2018	2,100,000	2,249,709
5.50%, 01/01/2028	2,500,000	2,640,675
5.00%, 07/01/2032	750,000	905,393
1.18%, 05/15/2038	1,000,000	1,000,890
5.00%, 08/15/2038	1,945,000	2,268,259
4.00%, 07/01/2042	120,000	129,119
5.00%, 07/01/2045	1,500,000	1,759,260
Maryland Stadium Authority
5.00%, 05/01/2033	1,000,000	1,232,710
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,166,340
State of Maryland
5.25%, 03/01/2017	500,000	509,090
5.00%, 11/01/2018	3,000,000	3,255,810
5.00%, 03/01/2020	6,000,000	6,818,880
5.00%, 08/01/2022	3,000,000	3,650,490
		48,744,354
Massachusetts - 2.40%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,593,505
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,735,354
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,231,660
1.05%, 08/01/2043	10,500,000	10,501,890
5.00%, 03/01/2046	205,000	242,640
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,927,020
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	999,880
1.32%, 07/01/2050	4,000,000	3,961,520
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,544,325
4.00%, 07/01/2019	2,000,000	2,118,140
5.00%, 07/01/2021	1,000,000	1,130,130
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,077,720
1.72%, 07/01/2038	5,400,000	5,424,732
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,863,660
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,631,790
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,335,518
		50,319,484
Michigan - 2.96%
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,000,000	3,409,170
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	844,553
5.00%, 10/01/2022	800,000	914,424
5.00%, 10/01/2023	500,000	577,270
5.00%, 10/01/2024	765,000	891,875
County of Kent MI
5.00%, 06/01/2028	700,000	890,589
Holly Area School District
4.00%, 05/01/2017	500,000	508,940
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,568,935
5.00%, 05/01/2021	1,385,000	1,602,403
Michigan Finance Authority
5.00%, 11/15/2019	75,000	83,677
5.00%, 11/15/2020	65,000	74,484
5.00%, 11/15/2021	175,000	205,212
5.00%, 11/15/2022	275,000	328,515
5.00%, 07/01/2030	600,000	710,868
5.00%, 07/01/2033	350,000	410,494
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	2,063,215
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,500,000	3,532,025
1.40%, 11/15/2047	7,565,000	7,619,468
1.50%, 11/15/2047	6,000,000	6,014,040
Michigan Strategic Fund
1.45%, 09/01/2030	1,260,000	1,257,026
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,235,620
State of Michigan
5.00%, 03/15/2020	1,670,000	1,889,538
5.00%, 03/15/2021	2,700,000	3,133,836
5.00%, 03/15/2022	1,170,000	1,393,435
5.00%, 03/15/2023	2,000,000	2,428,440
5.00%, 03/15/2027	1,000,000	1,272,840
University of Michigan
5.00%, 04/01/2017	5,220,000	5,328,054
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	269,372
5.00%, 12/01/2019	200,000	222,278
5.00%, 12/01/2020	200,000	228,530
5.00%, 12/01/2021	475,000	555,888
5.00%, 12/01/2022	200,000	238,156
5.00%, 12/01/2023	400,000	483,180
5.00%, 12/01/2024	375,000	457,999
5.00%, 12/01/2027	3,000,000	3,602,100
5.00%, 12/01/2040	4,000,000	4,709,760
5.00%, 12/01/2042	1,000,000	1,136,280
		62,092,489
Minnesota - 0.94%
City of Minneapolis MN
1.10%, 01/01/2018	3,000,000	3,000,420
City of Rochester MN
5.00%, 12/01/2025	850,000	971,287
5.25%, 12/01/2038	1,000,000	1,088,590
Forest Lake Independent School District No 831
5.00%, 02/01/2017	2,805,000	2,841,409
State of Minnesota
5.00%, 06/01/2017	2,010,000	2,065,476
5.00%, 08/01/2018	2,650,000	2,849,412
5.00%, 11/01/2018	1,830,000	1,985,660
5.00%, 12/01/2018	1,000,000	1,088,220
5.00%, 03/01/2020	1,040,000	1,178,559
5.00%, 06/01/2020	2,345,000	2,676,302
		19,745,335
Mississippi - 0.70%
County of Warren MS
6.50%, 09/01/2032	300,000	330,282
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,529,205
4.00%, 10/15/2018	2,100,000	2,218,314
5.00%, 10/15/2019	4,545,000	5,058,449
5.00%, 10/15/2020	1,750,000	2,002,542
5.00%, 10/15/2021	1,300,000	1,526,434
5.00%, 10/15/2022	1,750,000	2,100,613
		14,765,839
Missouri - 0.43%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2029	1,000,000	1,188,080
5.00%, 02/01/2035	1,000,000	1,149,880
5.00%, 02/01/2036	200,000	230,294
4.00%, 02/01/2040	100,000	104,692
5.00%, 08/01/2040	1,145,000	1,229,948
5.00%, 02/01/2045	300,000	341,703
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,185,785
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,275,000	1,441,796
5.13%, 08/15/2045	200,000	206,384
		9,078,562
Montana - 0.14%
City of Livingston MT
1.00%, 12/01/2016	3,000,000	2,999,370
Nebraska - 0.05%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	1,010,389
Nevada - 1.01%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,241,144
Clark County School District
5.00%, 06/15/2018	4,000,000	4,201,240
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	648,545
County of Clark NV
5.00%, 11/01/2027	5,000,000	6,425,300
5.00%, 11/01/2032	3,000,000	3,650,310
County of Washoe NV
1.50%, 08/01/2031	1,000,000	998,440
3.00%, 03/01/2036	700,000	751,177
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,336,217
		21,252,373
New Hampshire - 0.12%
New Hampshire Business Finance Authority
4.00%, 01/01/2017	520,000	523,089
4.00%, 01/01/2018	545,000	561,039
4.00%, 01/01/2019	565,000	592,905
5.00%, 01/01/2024	720,000	842,127
		2,519,160
New Jersey - 3.72%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	782,040
City of New Brunswick NJ
3.00%, 06/06/2017	5,000,000	5,057,500
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,382,100
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,846,140
4.00%, 01/01/2020	115,000	120,148
5.00%, 03/01/2023	3,345,000	3,834,942
5.00%, 03/01/2024	2,405,000	2,726,092
5.00%, 06/15/2024	2,000,000	2,307,080
5.00%, 06/15/2025	5,190,000	6,009,086
5.50%, 01/01/2027	500,000	598,010
5.63%, 11/15/2030	2,095,000	2,416,792
5.00%, 01/01/2031	500,000	589,170
5.25%, 01/01/2044	190,000	206,279
5.63%, 01/01/2052	2,000,000	2,346,340
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	431,846
5.00%, 07/01/2021	225,000	267,239
5.00%, 06/01/2023	930,000	1,037,862
5.00%, 07/01/2023	3,390,000	4,011,658
4.00%, 07/01/2036	2,790,000	2,970,569
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2022 (2)	500,000	568,970
5.00%, 07/01/2024	2,500,000	2,907,600
5.00%, 07/01/2025	1,580,000	1,826,464
5.00%, 07/01/2028	155,000	193,934
5.00%, 07/01/2031	430,000	485,264
5.63%, 07/01/2032	380,000	459,568
5.00%, 07/01/2033	500,000	599,305
5.00%, 07/01/2046	575,000	670,013
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	545,475
5.50%, 12/01/2021	2,000,000	2,288,460
5.00%, 12/01/2044	1,000,000	1,057,180
New Jersey Housing & Mortgage Finance Agency
0.80%, 11/01/2017	3,000,000	2,995,380
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	2,050,365
5.00%, 12/15/2023	2,700,000	3,139,911
5.25%, 12/15/2023	3,690,000	4,351,580
5.00%, 06/15/2025	450,000	510,034
0.00%, 12/15/2026	2,400,000	1,696,824
0.00%, 12/15/2030	2,000,000	1,177,040
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	257,479
5.00%, 01/01/2020	1,220,000	1,373,049
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	995,000	1,012,601
4.63%, 06/01/2026	2,500,000	2,522,175
5.00%, 06/01/2041	2,470,000	2,375,078
		78,004,642
New Mexico - 0.21%
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	615,317
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,852,777
		4,468,094
New York - 9.60%
Binghamton City School District
2.00%, 11/18/2016	1,400,000	1,401,344
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2017	50,000	51,462
5.00%, 07/15/2020	50,000	56,797
5.00%, 07/15/2021	150,000	174,642
5.00%, 07/15/2022	175,000	208,026
5.00%, 07/15/2023	150,000	181,345
5.00%, 07/15/2024	250,000	305,985
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	235,342
5.00%, 08/01/2023	230,000	274,926
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,170,539) (1)	3,000,000	3,402,180
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031	1,100,000	1,093,301
City of New York NY
5.00%, 08/01/2017	6,365,000	6,581,410
4.00%, 08/01/2018	1,165,000	1,228,598
5.00%, 08/01/2018	3,850,000	4,129,510
5.00%, 08/01/2021	6,000,000	7,071,240
5.00%, 08/01/2022	1,065,000	1,286,573
1.39%, 08/01/2025	500,000	500,290
5.00%, 08/01/2027	2,975,000	3,740,021
5.00%, 08/01/2028	5,275,000	6,599,394
5.00%, 08/01/2028	3,975,000	4,956,825
0.88%, 08/01/2034	10,965,000	10,965,000
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,104,940
5.00%, 09/01/2022	2,350,000	2,797,041
5.00%, 09/01/2025	1,015,000	1,269,765
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,027,330
5.00%, 09/15/2017	550,000	571,582
5.00%, 06/01/2018	500,000	533,690
5.00%, 09/15/2018	365,000	393,780
5.00%, 06/01/2019	1,000,000	1,103,720
5.00%, 09/15/2019	500,000	556,960
5.00%, 06/01/2020	500,000	569,095
5.00%, 09/15/2020	350,000	401,671
5.00%, 06/01/2021	750,000	877,545
5.00%, 09/15/2021	225,000	265,214
5.00%, 06/01/2025	1,630,000	2,055,234
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,205,864
County of Suffolk NY
3.00%, 10/15/2016	400,000	400,240
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	477,928
Lawrence Union Free School District
1.50%, 06/23/2017	2,500,000	2,504,800
Metropolitan Transportation Authority
5.00%, 11/15/2019	2,005,000	2,247,424
5.00%, 11/15/2019	1,290,000	1,445,974
1.20%, 11/01/2026	520,000	520,182
0.96%, 11/01/2032	1,000,000	1,000,530
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,693,440
Nassau County Industrial Development Agency
6.50%, 01/01/2034	500,000	527,675
6.70%, 01/01/2049	285,000	292,857
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,788,204
5.00%, 02/01/2019	1,000,000	1,093,030
0.92%, 11/01/2022	1,750,000	1,750,000
1.05%, 11/01/2022	6,000,000	6,000,000
5.00%, 11/01/2028	1,500,000	1,894,365
5.00%, 11/01/2029	2,000,000	2,482,940
5.00%, 02/01/2041	200,000	237,848
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,506,270
0.95%, 06/15/2032	7,000,000	7,000,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,676,140
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	3,033,018
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,564,610) (1)	1,500,000	1,784,475
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,509,941) (1)	1,500,000	1,726,170
New York State Dormitory Authority
5.00%, 03/15/2017	2,750,000	2,801,370
5.00%, 03/15/2018	4,000,000	4,237,200
5.00%, 12/15/2018	1,105,000	1,114,183
5.00%, 03/15/2019	3,500,000	3,845,275
5.00%, 03/15/2021	2,000,000	2,343,100
5.00%, 07/01/2022	250,000	297,180
5.00%, 07/01/2023	250,000	301,960
5.00%, 05/01/2024	4,870,000	6,003,395
5.00%, 07/01/2024	250,000	306,532
5.00%, 07/01/2025	250,000	309,853
5.00%, 03/15/2027	2,500,000	3,137,450
New York State Environmental Facilities Corp.
0.70%, 05/01/2030	2,400,000	2,399,736
New York State Thruway Authority
5.00%, 05/01/2019	23,275,000	25,608,086
New York State Urban Development Corp.
5.00%, 03/15/2020	3,215,000	3,654,008
5.00%, 03/15/2023	700,000	860,580
5.00%, 03/15/2024	400,000	500,500
5.00%, 03/15/2035	2,800,000	3,391,220
New York Transportation Development Corp.
5.00%, 01/01/2023	125,000	149,890
5.00%, 08/01/2031	2,975,000	3,248,551
5.00%, 07/01/2046	800,000	904,832
5.25%, 01/01/2050	210,000	240,534
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,108,990
5.00%, 10/15/2033	3,500,000	4,172,105
Sachem Central School District
1.50%, 06/29/2017	1,800,000	1,803,798
Sales Tax Asset Receivable Corp.
5.00%, 10/15/2017	1,500,000	1,564,515
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	353,874
5.00%, 07/01/2028	1,750,000	1,979,408
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	143,168
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	503,115
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	549,170
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	175,119
		201,269,849
North Carolina - 2.18%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,740,600
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,226,320
5.00%, 12/01/2021	2,050,000	2,456,454
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,722,312
5.00%, 09/01/2021	350,000	416,115
5.00%, 12/01/2027	3,785,000	4,937,192
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	544,425
0.85%, 12/01/2020	300,000	300,000
5.00%, 06/01/2021	500,000	568,735
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,089,260
5.00%, 01/01/2021	1,420,000	1,546,749
5.00%, 01/01/2021	1,965,000	2,283,271
5.00%, 01/01/2026	5,000,000	5,446,300
North Carolina Medical Care Commission
5.00%, 10/01/2030	2,100,000	2,365,419
5.00%, 10/01/2030	400,000	484,364
5.00%, 10/01/2031	225,000	271,357
6.25%, 07/01/2035	1,000,000	1,190,860
5.00%, 10/01/2036 (2)	330,000	387,057
5.00%, 09/01/2037	2,000,000	2,173,880
4.88%, 07/01/2040	550,000	600,858
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,239,491
5.00%, 01/01/2025	2,935,000	3,196,978
5.00%, 01/01/2026	2,515,000	2,739,489
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,466,240
5.00%, 05/01/2018	800,000	852,256
5.00%, 06/01/2020	1,360,000	1,558,995
		45,804,977
North Dakota - 0.02%
City of Hazen ND
2.50%, 07/01/2017	500,000	499,485
Ohio - 1.83%
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	871,890
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	3,058,830
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,275,458
City of Trenton OH Water System Revenue
2.00%, 12/01/2017	285,000	286,590
2.00%, 12/01/2018	265,000	267,404
Clermont County Port Authority
5.00%, 12/01/2029	750,000	910,777
5.00%, 12/01/2030	850,000	1,027,548
5.00%, 12/01/2031	650,000	782,223
County of Belmont OH
1.38%, 08/31/2017	400,000	400,480
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	3,037,775
County of Hamilton OH
4.00%, 01/01/2021	450,000	486,585
5.00%, 01/01/2022	465,000	530,067
Ohio Air Quality Development Authority
3.75%, 12/01/2023	1,000,000	964,350
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	1,998,000
Ohio Water Development Authority
4.00%, 12/01/2033	3,285,000	3,046,969
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	251,638
5.50%, 12/01/2043	1,000,000	1,110,800
State of Ohio
4.00%, 09/01/2021	3,980,000	4,523,549
1.70%, 11/01/2022	3,000,000	3,019,530
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,956,533
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,536,460
		38,343,456
Oklahoma - 0.52%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,066,790
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	513,115
5.00%, 12/01/2024	515,000	621,249
5.00%, 12/01/2025	545,000	664,339
5.00%, 12/01/2026	320,000	393,283
Oklahoma County Finance Authority
5.70%, 04/01/2025	650,000	651,222
5.13%, 04/01/2042	1,900,000	1,992,948
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,100,696
4.00%, 06/01/2023	1,305,000	1,503,751
3.00%, 06/01/2024	1,750,000	1,894,323
4.00%, 06/01/2024	380,000	438,357
		10,840,073
Oregon - 0.58%
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	241,482
5.00%, 09/01/2032	270,000	324,432
5.00%, 09/01/2046	1,000,000	1,178,710
Port of Portland OR
5.00%, 07/01/2032	1,000,000	1,178,730
5.00%, 07/01/2033	3,485,000	4,099,824
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,212,780
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	2,996,700
		12,232,658
Pennsylvania - 7.04%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,771,725
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,102,047
Central Greene School District
5.00%, 02/15/2018	860,000	905,176
Chester County Industrial Development Authority
0.65%, 02/01/2017	3,350,000	3,344,707
City of Philadelphia PA
5.00%, 08/01/2017	2,000,000	2,064,140
5.00%, 08/01/2023	4,000,000	4,784,160
5.00%, 07/15/2026	2,475,000	2,969,926
5.00%, 08/01/2028	6,000,000	7,233,480
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,854,645
Commonwealth of Pennsylvania
5.00%, 04/01/2017	1,000,000	1,020,050
5.00%, 02/01/2020	2,050,000	2,295,098
5.00%, 02/01/2021	1,400,000	1,606,836
5.00%, 08/15/2021	1,015,000	1,180,405
5.00%, 02/01/2022	1,470,000	1,728,911
5.00%, 09/15/2022	1,750,000	2,086,105
5.00%, 02/01/2023	1,440,000	1,731,326
5.00%, 03/15/2023	9,970,000	12,017,439
5.00%, 02/01/2024	1,620,000	1,982,815
5.00%, 09/15/2026	2,000,000	2,532,440
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,852,581
County of Chester PA
4.00%, 07/15/2026	1,400,000	1,694,518
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	185,393
Dauphin County General Authority
5.00%, 06/01/2020	815,000	923,240
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,406,898
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,102,990
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	4,189,473
Geisinger Authority
0.72%, 10/01/2043	4,000,000	4,000,000
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045	1,970,000	2,244,815
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,870,000
5.25%, 01/01/2040	1,510,000	1,560,872
5.38%, 01/01/2050	500,000	517,960
Northampton County General Purpose Authority
5.50%, 08/15/2040	125,000	135,393
Octorara Area School District
5.00%, 06/01/2018	375,000	399,821
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,094,550
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,383,060
5.00%, 06/15/2024	3,005,000	3,710,003
5.00%, 06/15/2024	1,000,000	1,234,610
5.00%, 06/15/2025	1,855,000	2,315,485
1.20%, 11/01/2031	2,500,000	2,492,050
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,525,440
5.00%, 09/01/2020	2,440,000	2,804,805
5.00%, 09/01/2021	1,400,000	1,655,626
5.00%, 09/01/2022	2,295,000	2,780,530
Pennsylvania Turnpike Commission
5.00%, 06/01/2029	5,000,000	6,013,950
Philadelphia Gas Works Co.
5.00%, 10/01/2022	700,000	834,960
Reading School District
5.00%, 02/01/2018	1,450,000	1,519,484
5.00%, 02/01/2019	1,660,000	1,801,614
5.00%, 02/01/2020	1,000,000	1,118,170
5.00%, 02/01/2020	1,000,000	1,118,170
5.00%, 02/01/2021	1,000,000	1,148,640
5.00%, 02/01/2022	1,920,000	2,258,170
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,554,074
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	160,352
State of Pennsylvania
5.00%, 03/15/2031	430,000	513,179
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,741,463
5.00%, 12/01/2022	7,370,000	8,733,450
5.00%, 04/01/2023	2,500,000	2,747,325
5.00%, 06/15/2025	3,000,000	3,632,280
5.00%, 06/01/2029	500,000	592,460
5.00%, 12/01/2029	5,000,000	6,099,800
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	498,432
Unionville-Chadds Ford School of Pennsylvania
5.00%, 06/01/2026	1,000,000	1,282,980
		147,660,497
Puerto Rico - 0.21%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.25%, 07/01/2042	1,500,000	1,132,500
5.13%, 07/01/2047	1,000,000	1,030,540
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,523,340
5.50%, 07/01/2019	500,000	538,070
5.25%, 07/01/2027	145,000	163,026
		4,387,476
Rhode Island - 0.46%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,369,992
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,142,419
5.00%, 06/15/2020	3,200,000	3,619,488
5.00%, 06/15/2021	625,000	725,325
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	610,000	672,055
5.00%, 05/15/2034	600,000	710,538
5.00%, 05/15/2039	600,000	705,012
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	628,465
		9,573,294
South Carolina - 1.71%
City of Woodruff SC Sewer System Revenue
1.05%, 04/01/2017	3,000,000	2,995,470
Fort Mill School Facilities Corp.
3.00%, 12/01/2016	1,420,000	1,424,885
Piedmont Municipal Power Agency
5.00%, 01/01/2017	13,185,000	13,312,499
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	675,933
4.00%, 12/01/2021	1,895,000	2,079,744
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,275,710
South Carolina Public Service Authority
5.00%, 12/01/2050	8,640,000	10,034,150
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,500,280
University of South Carolina
4.00%, 05/01/2031	500,000	566,220
		35,864,891
South Dakota - 0.23%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	458,842
5.00%, 09/01/2019	300,000	330,642
5.00%, 11/01/2029	800,000	959,272
5.00%, 11/01/2030	1,000,000	1,193,720
5.00%, 11/01/2042	145,000	162,783
5.00%, 11/01/2045	1,500,000	1,730,265
		4,835,524
Tennessee - 1.39%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,353,262
Chattanooga Health Educational & Housing Facility Board
4.00%, 10/01/2016	2,120,000	2,120,000
3.00%, 10/01/2018	500,000	517,035
3.00%, 10/01/2019	600,000	629,808
5.00%, 10/01/2021	1,000,000	1,162,930
5.00%, 10/01/2022	325,000	386,435
5.00%, 10/01/2030	500,000	601,860
5.00%, 10/01/2032	1,215,000	1,432,460
5.00%, 10/01/2035	2,260,000	2,644,878
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,203,280
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
5.00%, 07/01/2046	1,500,000	1,768,320
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	8,000,000	8,247,520
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037	1,590,000	1,710,840
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2023	870,000	1,029,358
5.00%, 02/01/2027	2,725,000	3,369,299
		29,177,285
Texas - 11.21%
Alamito Public Facility Corp.
1.00%, 10/01/2018	700,000	698,698
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,098,210
4.00%, 02/15/2021	715,000	802,401
4.00%, 02/15/2022	665,000	761,392
4.00%, 02/15/2023	1,000,000	1,163,650
Aledo Independent School District
5.00%, 02/15/2043	475,000	574,878
Austin Convention Enterprises, Inc.
5.25%, 01/01/2024	1,330,000	1,340,706
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	588,115
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038	1,000,000	1,063,580
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,162,834
5.00%, 01/01/2023	175,000	208,245
5.00%, 01/01/2024	175,000	211,129
5.00%, 01/01/2025	225,000	274,885
5.00%, 01/01/2026	150,000	184,936
5.00%, 01/01/2028	150,000	182,001
5.00%, 01/01/2034	1,475,000	1,746,282
4.00%, 01/01/2041	750,000	804,465
6.00%, 01/01/2041	2,125,000	2,552,104
5.00%, 01/01/2042	1,335,000	1,506,894
5.00%, 01/01/2046	1,600,000	1,867,712
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,925,975
City of Austin TX
5.00%, 09/01/2019	610,000	680,815
5.00%, 09/01/2033	2,920,000	3,596,476
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	300,000	344,067
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,563,408
5.00%, 11/15/2028	1,000,000	1,279,700
5.00%, 11/15/2030	4,000,000	5,068,360
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2028	2,750,000	3,461,727
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,851,981
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,544,265
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2017	2,075,000	2,103,158
5.00%, 02/01/2017	1,175,000	1,190,992
5.00%, 02/01/2020	1,000,000	1,132,830
5.00%, 02/01/2032	4,250,000	4,306,567
3.00%, 12/01/2045	5,000,000	5,338,550
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,551,526
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,167,940
Cypress-Fairbanks Independent School District
5.00%, 02/15/2017	1,205,000	1,223,196
5.00%, 02/15/2021	4,720,000	5,490,729
0.90%, 02/15/2040	1,535,000	1,530,195
3.00%, 02/15/2040	5,000,000	5,177,300
3.00%, 02/15/2040	4,000,000	4,070,120
5.00%, 02/15/2044	1,100,000	1,300,035
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,345,695
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,884,446
5.00%, 02/15/2022	7,665,000	9,203,749
Dallas Independent School District
5.00%, 02/15/2036	5,000,000	5,929,300
Dallas Performing Arts Cultural Facilities Corp.
0.86%, 09/01/2041	4,000,000	4,000,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,044,420
5.00%, 11/01/2023	245,000	295,215
5.00%, 11/01/2038	3,000,000	3,396,390
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,165,150
5.00%, 02/15/2022	1,000,000	1,193,850
Harris County Cultural Education Facilities Finance Corp.
4.00%, 12/01/2016	500,000	502,405
5.00%, 06/01/2018	3,000,000	3,196,500
5.00%, 01/01/2043	180,000	196,376
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,255,730
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	5,107,545
Houston Independent School District
0.95%, 06/01/2035	1,000,000	999,670
Katy Independent School District
5.00%, 02/15/2045	500,000	597,520
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	285,913
5.25%, 11/01/2040	1,435,000	1,620,086
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,218,965
5.00%, 05/15/2020	340,000	387,335
5.00%, 05/15/2021	800,000	937,928
5.00%, 05/15/2021	1,520,000	1,782,063
5.00%, 05/15/2022	1,025,000	1,233,885
Mission Economic Development Corp.
5.75%, 10/01/2031 (Acquired 05/09/2016 through 05/23/2016, Cost $2,358,914) (1)	2,250,000	2,398,163
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2031	335,000	397,266
5.00%, 11/01/2031	1,000,000	1,181,110
5.00%, 07/01/2035	2,100,000	2,436,420
5.00%, 04/01/2036	355,000	409,766
5.00%, 11/01/2040	1,100,000	1,273,954
5.00%, 07/01/2047	1,075,000	1,211,837
5.00%, 04/01/2048	1,250,000	1,409,963
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	612,964
North East Independent School District/TX
1.42%, 08/01/2040	600,000	598,602
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,290,054
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	561,870
5.00%, 09/01/2020	1,445,000	1,656,851
5.00%, 01/01/2022	325,000	385,703
5.00%, 01/01/2023	3,500,000	4,240,845
5.00%, 01/01/2031	1,900,000	2,258,340
5.00%, 01/01/2033	3,150,000	3,722,670
5.00%, 01/01/2036	550,000	659,269
5.00%, 01/01/2039	125,000	148,364
6.25%, 01/01/2039	65,000	71,954
6.25%, 01/01/2039	275,000	306,815
5.00%, 01/01/2040	2,000,000	2,332,340
5.00%, 01/01/2045	5,000,000	5,820,100
Plano Independent School District
5.00%, 02/15/2018	820,000	865,485
5.00%, 02/15/2020	550,000	621,946
5.00%, 02/15/2021	550,000	640,321
5.00%, 02/15/2022	225,000	269,134
Rockwall Independent School District
5.00%, 02/15/2046	2,200,000	2,618,088
State of Texas
5.00%, 08/01/2019	2,815,000	3,132,532
5.00%, 10/01/2019	1,950,000	2,182,187
5.00%, 04/01/2020	2,845,000	3,018,431
2.00%, 08/01/2025	1,000,000	1,009,480
5.00%, 04/01/2028	5,000,000	6,379,900
5.00%, 10/01/2032	5,000,000	6,191,350
5.00%, 04/01/2035	2,500,000	3,084,475
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	2,013,603
5.00%, 11/15/2040	1,800,000	2,063,448
Texas Municipal Gas Acquisition & Supply Corp. I
2.02%, 12/15/2026	2,000,000	1,865,900
6.25%, 12/15/2026	4,750,000	6,015,685
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,359,190
5.00%, 12/15/2032	3,000,000	3,400,200
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	6,213,250
Texas Water Development Board
5.00%, 10/15/2040	1,445,000	1,752,221
5.00%, 10/15/2045	1,000,000	1,208,100
The University of Texas System
5.00%, 08/15/2021	505,000	597,183
5.00%, 08/15/2026	1,750,000	2,275,927
University of Texas System/The
5.00%, 08/15/2027	1,000,000	1,317,860
Ysleta Independent School District
5.00%, 08/15/2045	1,810,000	2,172,380
		235,126,661
Utah - 0.33%
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,837,845
Virgin Islands - 0.16%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,438,330
Virginia - 3.64%
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	218,604
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,044,420
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,878,999
County of Botetourt VA
4.75%, 07/01/2023	100,000	104,199
6.00%, 07/01/2034	1,500,000	1,663,125
County of Fairfax VA
5.00%, 10/01/2017	5,320,000	5,539,078
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,821,503
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,367,300
5.00%, 05/15/2044	975,000	1,159,324
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	593,140
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,133,410
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,060,240
5.00%, 07/01/2047	2,000,000	2,115,200
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	743,788
Richmond Metropolitan Transportation Authority/The Expressway System Revenue
5.25%, 07/15/2017	100,000	102,398
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	183,985
5.00%, 06/15/2033	150,000	181,241
4.00%, 06/15/2037	50,000	53,655
Virginia College Building Authority
5.00%, 02/01/2017	200,000	202,708
5.00%, 02/01/2017	500,000	506,770
5.00%, 02/01/2018	5,000,000	5,272,200
3.00%, 09/01/2025	2,000,000	2,224,500
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $522,748) (1)	500,000	566,075
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	550,090
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	1,098,610
Virginia Commonwealth Transportation Board
5.00%, 05/15/2021	2,280,000	2,682,078
5.00%, 05/15/2022	2,000,000	2,414,800
5.00%, 05/15/2026	5,000,000	6,503,600
Virginia Public School Authority
5.00%, 08/01/2017	1,310,000	1,354,881
5.00%, 07/15/2018	1,510,000	1,620,321
5.00%, 08/01/2018	1,480,000	1,590,245
5.00%, 07/15/2020	3,000,000	3,449,760
5.00%, 08/01/2021	6,000,000	7,089,780
5.00%, 08/01/2022	2,505,000	3,051,315
5.00%, 08/01/2024	1,000,000	1,264,980
5.00%, 08/01/2026	2,220,000	2,912,906
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,555,000	1,699,148
5.50%, 01/01/2042	3,595,000	4,186,917
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	5,084,300
		76,289,593
Washington - 2.21%
City of Kent WA
5.00%, 12/01/2027	695,000	885,632
5.00%, 12/01/2028	860,000	1,086,352
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	566,978
County of King WA Sewer Revenue
0.87%, 01/01/2032	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,070,570
5.00%, 07/01/2027	1,000,000	1,263,200
Port of Seattle WA
5.00%, 03/01/2021	900,000	1,049,688
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,000,000	1,116,910
State of Washington
5.00%, 01/01/2019	2,000,000	2,178,980
5.00%, 07/01/2019	3,150,000	3,491,334
5.00%, 08/01/2019	730,000	811,483
5.00%, 02/01/2020	2,420,000	2,735,495
5.00%, 07/01/2021	1,200,000	1,414,284
5.00%, 08/01/2021	2,000,000	2,362,220
5.00%, 07/01/2025	2,000,000	2,556,220
5.00%, 08/01/2027	550,000	691,944
5.00%, 07/01/2030	2,480,000	3,078,697
5.00%, 07/01/2031	5,000,000	6,083,150
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,196,425
5.00%, 10/01/2021	1,510,000	1,779,037
Washington State Housing Finance Commission
4.00%, 07/01/2026 (Acquired 07/21/2016, Cost $1,453,804) (1)	1,425,000	1,474,262
5.00%, 07/01/2031 (Acquired 07/21/2016, Cost $1,080,024) (1)	1,000,000	1,106,080
		46,248,941
West Virginia - 0.27%
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,501,400
5.38%, 12/01/2038	885,000	1,012,644
1.70%, 01/01/2041	1,115,000	1,113,316
		5,627,360
Wisconsin - 0.53%
County of La Crosse WI
3.00%, 10/01/2017	510,000	521,031
Public Finance Authority
5.00%, 12/01/2025	500,000	588,720
4.13%, 05/01/2026 (Acquired 05/12/2016, Cost $800,000) (1)	800,000	812,968
4.00%, 08/01/2035 (2)	2,750,000	2,844,820
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,065,000
5.00%, 11/01/2020	2,005,000	2,322,492
Wisconsin Health & Educational Facilities Authority
5.00%, 12/01/2022	560,000	664,322
4.00%, 02/15/2025	270,000	311,607
4.00%, 02/15/2026	510,000	585,745
5.00%, 02/15/2027	300,000	365,397
4.00%, 02/15/2031	460,000	499,275
4.00%, 02/15/2033	550,000	592,059
		11,173,436
Total Municipal Bonds (Cost $1,999,982,295)		$2,041,657,969

SHORT-TERM INVESTMENTS - 1.82%
Money Market Funds - 1.82%
Fidelity Institutional Money Market Government Funds - Class I, 0.27% (3)	19,169,438	$19,169,438
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.15% (3)	19,064,125	19,064,125
Total Short-Term Investments (Cost $38,233,563)		$38,233,563

TOTAL INVESTMENTS IN SECURITIES - 99.20%
(Cost $2,038,215,858)		$2,079,891,532
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.80%		16,759,637
TOTAL NET ASSETS - 100.00%		$2,096,651,169

(1)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $27,721,464, which represents 1.32% of total net assets.
(2)	Security is treated as illiquid by the Fund. The value of these securities total $4,762,666, which represents 0.23% of total net assets.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

	MUNICIPAL BONDS
	Education	14.53%
	General Obligation	24.19%
	General Revenue	21.24%
	Health Care	12.90%
	Housing	3.37%
	Transportation	12.12%
	Utilities	9.03%
	Total Municipal Bonds	97.38%
	SHORT-TERM INVESTMENTS	1.82%
	TOTAL INVESTMENTS	99.20%
	Other Assets in Excess of Liabilities	0.80%
	TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.73%
Consumer Discretionary - 18.04%
Adidas AG	54,520	$9,482,411
Advance Auto Parts, Inc.	1,743	259,916
Amazon.com, Inc. (1)	101,623	85,089,954
AMC Networks, Inc. (1)	1,551	80,435
Aramark	2,613	99,372
AutoNation, Inc. (1)	590	28,739
AutoZone, Inc. (1)	24,296	18,667,589
Bed Bath & Beyond, Inc.	357	15,390
Borgwarner, Inc.	601	21,143
Brinker International, Inc.	1,297	65,408
Brunswick Corp.	1,950	95,121
Burlington Stores, Inc. (1)	1,015	82,235
Cabela's, Inc. (1)	115	6,317
Cable One, Inc.	122	71,248
CalAtlantic Group, Inc.	210	7,022
CarMax, Inc. (1)	4,761	253,999
Carter's, Inc.	1,200	104,052
CBS Corp.	10,026	548,823
Charter Communications, Inc. (1)	4,979	1,344,181
Chipotle Mexican Grill, Inc. (1)	52,800	22,360,800
Choice Hotels International, Inc.	517	23,306
Cinemark Holdings, Inc.	2,647	101,327
Clear Channel Outdoor Holdings, Inc.	338	1,974
Coach, Inc.	1,205	44,055
Comcast Corp. - Class A	241,712	16,035,174
D. R. Horton, Inc.	4,434	133,907
Darden Restaurants, Inc.	2,903	178,012
Delphi Automotive Plc	208,683	14,883,272
Dick's Sporting Goods, Inc.	1,695	96,140
Discovery Communications, Inc. - Class A (1)	3,540	95,297
Discovery Communications, Inc. - Class C (1)	5,411	142,363
DISH Network Corp. (1)	4,204	230,295
Dollar General Corp.	247,959	17,354,650
Dollar Tree, Inc. (1)	5,660	446,744
Domino's Pizza, Inc.	1,239	188,142
Dunkin' Brands Group, Inc.	2,332	121,451
Expedia, Inc.	9,883	1,153,544
Extended Stay America, Inc.	233	3,309
Foot Locker, Inc.	3,031	205,259
Gap, Inc.	326	7,250
Gentex Corp.	4,619	81,110
Genuine Parts Co.	3,414	342,936
Groupon, Inc. (1)	9,263	47,704
Hanesbrands, Inc.	9,261	233,840
Harley-Davidson, Inc.	4,484	235,814
Harman International Industries, Inc.	839	70,854
Hasbro, Inc.	2,768	219,585
Hilton Worldwide Holdings, Inc.	11,423	261,929
Home Depot, Inc.	30,916	3,978,271
Hyatt Hotels Corp. (1)	31	1,526
Industria de Diseno Textil SA - ADR	526,870	9,720,752
Interpublic Group of Companies, Inc.	9,957	222,539
J.C. Penney Co., Inc. (1)	369,855	3,410,063
Johnson Controls International Plc	186,967	8,699,568
Kate Spade & Co. (1)	3,300	56,529
L Brands, Inc.	1,115	78,909
Las Vegas Sands Corp.	9,046	520,507
Lear Corp.	1,519	184,133
Leggett & Platt, Inc.	3,279	149,457
Lennar Corp. - Class A	2,453	103,860
Lennar Corp. - Class B	157	5,271
Liberty Interactive Corp. (1)	6,211	124,282
Liberty Ventures (1)	566	22,566
Lions Gate Entertainment Corp.	1,380	27,586
Live Nation Entertainment, Inc. (1)	1,711	47,018
LKQ Corp. (1)	7,655	271,446
Lowes Companies, Inc.	861,315	62,195,556
Lululemon Athletica, Inc. (1)	2,421	147,633
Marriott International, Inc.	94,289	6,348,505
Mattel, Inc.	8,551	258,924
McDonald's Corp.	67,033	7,732,927
MGM Resorts International (1)	976	25,405
Michael Kors Holdings Ltd (1)	4,053	189,640
Mohawk Industries, Inc. (1)	1,220	244,415
Morningstar, Inc.	413	32,739
Murphy USA, Inc. (1)	514	36,679
Netflix, Inc. (1)	117,910	11,620,031
Newell Brands, Inc.	188,727	9,938,364
Nike, Inc.	645,683	33,995,210
Nordstrom, Inc.	3,082	159,894
Norwegian Cruise Line Holdings Ltd (1)	338	12,743
NVR, Inc. (1)	84	137,749
Omnicom Group, Inc.	5,887	500,395
O'Reilly Automotive, Inc. (1)	2,340	655,457
Panera Bread Co. (1)	557	108,459
Polaris Industries, Inc.	1,446	111,978
Pool Corp.	1,002	94,709
Pulte Group, Inc.	2,338	46,854
Ralph Lauren Corp.	79	7,990
Regal Entertainment Group	521	11,332
Ross Stores, Inc.	130,152	8,368,774
Sally Beauty Holdings, Inc. (1)	217,292	5,580,059
Scripps Networks Interactive, Inc.	1,985	126,028
Service Corp. International	4,562	121,075
ServiceMaster Global Holdings, Inc. (1)	3,265	109,965
Shake Shack, Inc. (1)	42,933	1,488,487
Signet Jewelers Ltd	1,812	135,048
Sirius XM Holdings, Inc. (1)	44,288	184,681
Six Flags Entertainment Corp.	1,810	97,034
Skechers USA, Inc. (1)	3,327	76,188
Starbucks Corp.	679,924	36,811,085
Starz (1)	2,222	69,304
Steven Madden Ltd (1)	149,301	5,159,843
Target Corp.	1,581	108,583
Tempur Sealy International, Inc. (1)	1,325	75,181
Tesla Motors, Inc. (1)	28,335	5,781,190
The Madison Square Garden Co. (1)	50,446	8,546,057
The Michaels Companies, Inc. (1)	1,668	40,316
The Priceline Group, Inc. (1)	21,717	31,956,348
Thor Industries, Inc.	1,233	104,435
Time Warner, Inc.	12,832	1,021,556
TJX Companies, Inc.	16,396	1,226,093
Toll Brothers, Inc. (1)	1,660	49,568
Tractor Supply Co.	3,280	220,908
Tribune Media Co.	139	5,076
TripAdvisor, Inc. (1)	2,837	179,242
Tupperware Brands Corp.	1,279	83,608
Twenty-First Century Fox, Inc. - Class A	20,169	488,493
Twenty-First Century Fox, Inc. - Class B	10,097	249,800
Ulta Salon Cosmetics & Fragrance, Inc. (1)	13,036	3,102,307
Under Armour, Inc. (1)	4,631	156,806
Under Armour, Inc. (1)	4,573	176,884
Urban Outfitters, Inc. (1)	1,816	62,688
Vail Resorts, Inc.	876	137,427
VF Corp.	117,235	6,571,022
Viacom, Inc. - Class A	260	11,133
Viacom, Inc. - Class B	7,567	288,303
Vista Outdoor, Inc. (1)	297	11,838
Visteon Corp.	819	58,690
Walt Disney Co.	61,402	5,701,790
Wendy's Co.	2,734	29,527
Whirlpool Corp.	170	27,567
Williams-Sonoma, Inc.	2,225	113,653
Wyndham Worldwide Corp.	2,746	184,888
Wynn Resorts Ltd	1,813	176,622
Yum! Brands, Inc.	9,598	871,594
		480,008,033
Consumer Staples - 8.96%
Altria Group, Inc.	48,620	3,074,243
Blue Buffalo Pet Products, Inc. (1)	1,362	32,361
Brown Forman Corp. - Class A	1,172	58,307
Brown Forman Corp. - Class B	4,779	226,716
Campbell Soup Co.	4,646	254,136
Casey's General Stores, Inc.	948	113,902
Church & Dwight Co., Inc.	6,423	307,790
Clorox Co.	2,730	341,741
Coca Cola Co.	72,428	3,065,153
Colgate Palmolive Co.	352,122	26,106,325
ConAgra Foods, Inc.	8,578	404,110
Constellation Brands, Inc.	4,109	684,107
Costco Wholesale Corp.	145,722	22,224,062
Coty, Inc.	575	13,513
CVS Health Corp.	145,402	12,939,324
Dr Pepper Snapple Group, Inc.	4,631	422,857
Energizer Holdings, Inc.	438	21,882
Flowers Foods, Inc.	3,762	56,881
General Mills, Inc.	14,763	943,060
Herbalife Ltd (1)	63,425	3,931,716
Hormel Foods Corp.	5,819	220,715
Ingredion, Inc.	1,266	168,454
Kellogg Co.	104,538	8,098,559
Kimberly-Clark Corp.	7,593	957,781
Kraft Heinz Co.	1,911	171,054
Kroger Co.	371,893	11,037,784
Lauder Estee Companies, Inc.	5,406	478,755
McCormick & Co, Inc.	2,868	286,571
Mead Johnson Nutrition Co.	125,814	9,940,564
Molson Coors Brewing Co.	179,015	19,655,847
Mondelez International, Inc.	581,446	25,525,479
Monster Beverage Corp. (1)	28,906	4,243,690
Nu Skin Enterprises, Inc.	396	25,653
PepsiCo, Inc.	31,225	3,396,343
Philip Morris International, Inc.	4,094	398,019
Pilgrim's Pride Corp.	165	3,485
Post Holdings, Inc. (1)	946	73,003
Procter & Gamble Co.	403,506	36,214,664
Reynolds American, Inc.	12,653	596,589
Rite Aid Corp. (1)	25,416	195,449
Spectrum Brands Holdings, Inc.	633	87,158
Sprouts Farmers Market, Inc. (1)	171,473	3,540,917
Sysco Corp.	13,031	638,649
The Hain Celestial Group, Inc. (1)	1,962	69,808
The Hershey Co.	3,484	333,070
TreeHouse Foods, Inc. (1)	395	34,440
Tyson Foods, Inc.	79,453	5,932,756
US Foods Holding Corp. (1)	1,020	24,082
Walgreens Boots Alliance, Inc.	155,898	12,568,497
WhiteWave Foods Co. (1)	4,276	232,743
Whole Foods Market, Inc.	634,586	17,990,513
		238,363,277
Energy - 3.24%
Apache Corp.	6,500	415,155
Cabot Oil & Gas Corp.	8,387	216,385
Chesapeake Energy Corp. (1)	1,168	7,323
Cimarex Energy Co.	338	45,417
Concho Resources, Inc. (1)	34,372	4,720,994
Continental Resources, Inc. (1)	881	45,777
Core Laboratories NV	140,916	15,829,094
Devon Energy Corp.	1,064	46,933
Diamondback Energy, Inc. (1)	475	45,856
EOG Resources, Inc.	80,430	7,778,385
Newfield Exploration Co. (1)	1,157	50,283
ONEOK, Inc.	5,199	267,177
Parsley Energy, Inc. (1)	301	10,087
Pioneer Natural Resources Co.	29,575	5,490,599
Range Resources Corp.	1	24
Schlumberger Ltd	647,824	50,944,879
Southwestern Energy Co. (1)	12,183	168,613
Spectra Energy Corp.	2,773	118,546
The Williams Companies, Inc.	2,887	88,718
		86,290,245
Financials - 5.11%
Affiliated Managers Group, Inc. (1)	28,927	4,185,737
Ameriprise Financial, Inc.	1,159	115,633
AmTrust Financial Services, Inc.	104	2,790
Aon Plc	130,997	14,735,853
Arthur J. Gallagher & Co.	3,040	154,645
Artisan Partners Asset Management, Inc.	848	23,066
Bank of America Corp.	1,531,250	23,964,062
Brown & Brown, Inc.	160	6,034
CBOE Holdings, Inc.	1,997	129,505
Charles Schwab Corp.	423,560	13,371,789
Citizens Financial Group, Inc.	5,655	139,735
Credit Acceptance Corp. (1)	202	40,616
Discover Financial Services	3,389	191,648
Eaton Vance Corp.	2,806	109,574
Erie Indemnity Co.	409	41,747
Federated Investors, Inc.	2,137	63,319
First Hawaiian, Inc. (1)	65	1,746
First Republic Bank	2,844	219,301
Harford Financial Services Group, Inc.	89,040	3,812,693
Interactive Brokers Group, Inc.	180	6,349
Intercontinental Exchange, Inc.	118,208	31,840,507
Invesco Ltd	1,580	49,407
KeyCorp	439,980	5,354,557
Lazard Ltd	399	14,508
Lincoln National Corp.	1,456	68,403
LPL Financial Holdings, Inc.	283	8,464
MarketAxess Holdings, Inc.	924	153,005
Marsh & McLennan Companies, Inc.	12,958	871,425
Moody's Corp.	3,775	408,757
Morgan Stanley	165,230	5,297,274
MSCI, Inc.	2,250	188,865
NorthStar Asset Management Group, Inc.	4,816	62,271
S&P Global, Inc.	6,554	829,474
SEI Investments Co.	3,226	147,138
Signature Bank (1)	43,255	5,123,555
State Street Corp.	177,853	12,383,904
SVB Financial Group (1)	995	109,987
T. Rowe Price Group, Inc.	4,646	308,959
TD Ameritrade Holding Corp.	5,549	195,547
The Progressive Corp.	1,277	40,225
Western Alliance Bancorp (1)	1,205	45,236
Willis Towers Watson Plc	84,364	11,201,008
XL Group Ltd	2,343	78,795
		136,097,113
Health Care - 15.69%
AbbVie, Inc.	40,212	2,536,171
ABIOMED, Inc. (1)	975	125,365
Acadia Healthcare Co., Inc. (1)	573	28,392
ACADIA Pharmaceuticals, Inc. (1)	2,340	74,435
Aetna, Inc.	85,728	9,897,298
Agilent Technologies, Inc.	2,118	99,737
Agios Pharmaceuticals, Inc. (1)	762	40,249
Akorn, Inc. (1)	2,153	58,691
Alere, Inc. (1)	366	15,826
Alexion Pharmaceuticals, Inc. (1)	70,127	8,593,363
Align Technology, Inc. (1)	37,322	3,498,937
Alkermes Plc (1)	3,734	175,610
Allergan Plc (1)	118,302	27,246,134
Alnylam Pharmaceuticals, Inc. (1)	1,596	108,177
AmerisourceBergen Corp.	4,412	356,401
Amgen, Inc.	151,710	25,306,745
Amsurg Corp. (1)	691	46,332
Anthem, Inc.	1,721	215,659
Athenahealth, Inc. (1)	956	120,571
Baxter International, Inc.	1,431	68,116
Becton Dickinson and Co.	5,192	933,158
Biogen, Inc. (1)	47,955	15,011,354
BioMarin Pharmaceutical, Inc. (1)	159,471	14,754,257
Bio-Techne Corp.	914	100,083
Boston Scientific Corp. (1)	33,472	796,634
Bristol Myers Squibb Co.	470,734	25,381,977
Bruker Corp.	2,521	57,101
C.R. Bard, Inc.	1,838	412,227
Cardinal Health, Inc.	7,497	582,517
Celgene Corp. (1)	197,069	20,599,623
Centene Corp. (1)	2,997	200,679
Cerner Corp. (1)	687,765	42,469,489
Charles River Laboratories International, Inc. (1)	1,191	99,258
Cigna Corp.	27,838	3,627,848
Danaher Corp.	140,247	10,993,962
DaVita, Inc. (1)	1,675	110,667
DexCom, Inc. (1)	2,036	178,476
Edwards Lifesciences Corp. (1)	5,234	631,011
Eli Lilly & Co.	156,701	12,576,822
Envision Healthcare Holdings, Inc. (1)	3,956	88,100
Express Scripts Holding Co. (1)	13,878	978,815
Gilead Sciences, Inc.	32,920	2,604,630
HCA Holdings, Inc. (1)	5,180	391,763
Henry Schein, Inc. (1)	2,017	328,731
Hill-Rom Holdings, Inc.	1,556	96,441
Hologic, Inc. (1)	6,875	266,956
Humana, Inc.	3,490	617,346
IDEXX Laboratories, Inc. (1)	2,178	245,526
Illumina, Inc. (1)	3,633	659,971
IMS Health Holdings, Inc. (1)	3,739	117,180
Incyte Corp. (1)	4,073	384,043
Inovalon Holdings, Inc. (1)	1,348	19,829
Intercept Pharmaceuticals, Inc. (1)	428	70,445
Intrexon Corp. (1)	1,366	38,275
Intuitive Surgical, Inc. (1)	937	679,166
Ionis Pharmaceuticals, Inc. (1)	2,909	106,586
Johnson & Johnson	188,825	22,305,897
Juno Therapeutics, Inc. (1)	1,294	38,833
Laboratory Corp. of America Holdings (1)	1,152	158,377
McKesson Corp.	54,553	9,096,713
MEDNAX, Inc. (1)	142,323	9,428,899
Mettler-Toledo International, Inc. (1)	658	276,248
Mylan (1)	3,670	139,900
Neurocrine Biosciences, Inc. (1)	2,120	107,357
Novo Nordisk A/S - ADR	314,005	13,059,468
OPKO Health, Inc. (1)	6,880	72,859
Patheon NV (1)	465	13,778
Patterson Companies, Inc.	2,102	96,566
PerkinElmer, Inc.	521	29,233
Pfizer, Inc.	743,370	25,177,942
Premier, Inc. (1)	319	10,316
Quintiles Transitional Holdings, Inc. (1)	145,050	11,757,753
Regeneron Pharmaceuticals, Inc. (1)	52,081	20,937,604
ResMed, Inc. (1)	3,423	221,776
Seattle Genetics, Inc. (1)	2,370	128,004
Shire Plc - ADR	71,317	13,825,514
St. Jude Medical, Inc. (1)	4,801	382,928
Stryker Corp.	8,352	972,256
Teleflex, Inc.	184	30,921
Tenet Healthcare Corp. (1)	1,831	41,490
The Cooper Companies, Inc.	924	165,636
Thermo Fisher Scientific, Inc.	55,058	8,757,525
United Therapeutics Corp. (1)	280	33,062
UnitedHealth Group, Inc.	23,306	3,262,840
Universal Health Services, Inc.	548	67,525
Varian Medical Systems, Inc. (1)	2,398	238,673
VCA, Inc. (1)	1,865	130,513
Veeva Systems, Inc. (1)	2,390	98,659
Vertex Pharmaceuticals, Inc. (1)	140,034	12,212,365
VWR Corp. (1)	104	2,949
Waters Corp. (1)	1,912	303,033
WellCare Health Plans, Inc. (1)	987	115,568
West Pharmaceutical Services, Inc.	1,825	135,962
Zimmer Holdings, Inc. (1)	2,434	316,469
Zoetis, Inc.	530,048	27,567,796
		417,542,362
Industrials - 7.59%
3M Co.	14,614	2,575,425
A.O. Smith Corp.	1,814	179,205
Acuity Brands, Inc.	1,087	287,620
Air Lease Corp.	1,091	31,181
Alaska Air Group, Inc.	2,469	162,608
Allegion Plc	2,410	166,073
AMERCO	84	27,235
AMETEK, Inc.	969	46,299
Avis Budget Group, Inc. (1)	2,124	72,662
B/E Aerospace, Inc.	2,597	134,161
Boeing Co.	68,705	9,051,197
BWX Technologies, Inc.	106,219	4,075,623
C.H. Robinson Worldwide, Inc.	3,511	247,385
Carlisle Companies, Inc.	428	43,900
Caterpillar, Inc.	109,015	9,677,262
Cintas Corp.	2,196	247,270
Clean Harbors, Inc. (1)	95	4,558
Copart, Inc. (1)	2,395	128,276
Covanta Holding Corp.	2,732	42,045
Deere & Co.	49,093	4,190,088
Delta Air Lines, Inc.	14,927	587,527
Donaldson Co., Inc.	3,053	113,968
Dun & Bradstreet Corp.	51,121	6,984,151
Emerson Electric Co.	2,500	136,275
Equifax, Inc.	42,544	5,725,572
Expeditors International of Washington, Inc.	3,202	164,967
Fastenal Co.	133,171	5,563,884
FedEx Corp.	6,195	1,082,143
Flowserve Corp.	2,051	98,940
Fortive Corp.	2,005	102,054
Fortune Brands Home & Security, Inc.	3,813	221,535
General Dynamics Corp.	2,524	391,624
General Electric Co.	44,422	1,315,780
Graco, Inc.	1,441	106,634
HD Supply Holdings, Inc. (1)	5,058	161,755
HEICO Corp.	444	30,725
HEICO Corp. - Class A	873	52,825
Herc Holdings, Inc. (1)	108	3,640
Hertz Global Holdings, Inc. (1)	326	13,092
Hexcel Corp.	2,196	97,283
Honeywell International, Inc.	220,349	25,690,490
Hubbell, Inc.	911	98,151
Huntington Ingalls Industries, Inc.	979	150,198
IDEX Corp.	1,710	160,005
Illinois Tool Works, Inc.	7,310	876,030
Ingersoll-Rand Plc	3,217	218,563
J.B. Hunt Transportation Services, Inc.	2,210	179,319
JetBlue Airways Corp. (1)	552	9,516
Kansas City Southern	137,328	12,815,449
KAR Auction Services, Inc.	3,306	142,687
Landstar System, Inc.	999	68,012
Lennox International, Inc.	882	138,500
Lincoln Electric Holdings, Inc.	881	55,168
Lockheed Martin Corp.	6,317	1,514,311
Manitowoc Foodservice, Inc. (1)	1,267	20,551
Masco Corp.	5,388	184,862
MSC Industrial Direct Co., Inc.	452	33,181
Nielsen Holdings Plc	7,033	376,758
Nordson Corp.	1,408	140,279
Northrop Grumman Corp.	4,130	883,614
Old Dominion Freight Line, Inc. (1)	1,079	74,030
PACCAR, Inc.	690	40,558
Pitney Bowes, Inc.	4,815	87,440
Quanta Services, Inc. (1)	945	26,451
Raytheon Co.	71,440	9,725,127
Robert Half International, Inc.	3,073	116,344
Rockwell Automation, Inc.	85,168	10,419,453
Rockwell Collins, Inc.	3,243	273,515
Rollins, Inc.	2,464	72,146
Roper Technologies, Inc.	1,261	230,095
RR Donnelley & Sons Co.	3,226	50,713
Snap-on, Inc.	1,062	161,382
Southwest Airlines Co.	15,855	616,601
Spirit AeroSystems Holdings, Inc. (1)	1,738	77,411
Stanley Black & Decker, Inc.	414	50,914
Stericycle, Inc. (1)	1,951	156,353
Textron, Inc.	2,117	84,151
The Middleby Corp. (1)	1,413	174,675
The Toro Co.	2,654	124,313
TransDigm Group, Inc. (1)	80,483	23,269,245
TransUnion (1)	1,211	41,780
Union Pacific Corp.	293,215	28,597,259
United Parcel Service, Inc.	17,172	1,877,930
United Rentals, Inc. (1)	1,910	149,916
United Technologies Corp.	187,525	19,052,540
Valmont Industries, Inc.	406	54,635
Verisk Analytics, Inc. (1)	83,961	6,824,350
W.W. Grainger, Inc.	1,353	304,209
WABCO Holdings, Inc. (1)	1,338	151,903
Wabtec Corp.	2,159	176,282
Waste Management, Inc.	9,084	579,196
Watsco, Inc.	652	91,867
Xylem, Inc.	2,321	121,736
		201,954,611
Information Technology - 32.06%
Accenture Plc	15,499	1,893,513
Activision Blizzard, Inc.	13,919	616,612
Adobe Systems, Inc. (1)	169,379	18,384,397
Akamai Technologies, Inc. (1)	159,357	8,444,327
Alibaba Group Holding Ltd - ADR (1)	113,451	12,001,981
Alliance Data Systems Corp. (1)	76,642	16,442,008
Alphabet, Inc. - Class A (1)	111,829	89,917,226
Alphabet, Inc. - Class C (1)	56,101	43,606,746
Amphenol Corp.	7,487	486,056
ANSYS, Inc. (1)	521	48,250
Apple, Inc.	872,752	98,664,614
Applied Materials, Inc.	306,476	9,240,251
Arista Networks, Inc. (1)	985	83,804
ARRIS International Plc (1)	978	27,707
Atlassian Corporation Plc (1)	673	20,170
Autodesk, Inc. (1)	4,257	307,909
Automatic Data Processing, Inc.	257,837	22,741,223
Black Knight Financial Services, Inc. (1)	572	23,395
Booz Allen Hamilton Holding Corp.	140,360	4,436,780
Broadcom Ltd	9,362	1,615,132
Broadridge Financial Solutions, Inc.	2,956	200,387
Cadence Design Systems, Inc. (1)	7,473	190,786
CDK Global, Inc.	3,908	224,163
CDW Corp.	4,043	184,886
Cisco Systems, Inc.	698,530	22,157,372
Citrix Systems, Inc. (1)	3,822	325,711
Cognex Corp.	2,016	106,566
Cognizant Technology Solutions - Class A (1)	15,024	716,795
CommerceHub, Inc. (1)	113	1,798
CommerceHub, Inc. (1)	56	885
CommScope Holding Co., Inc. (1)	3,198	96,292
CoreLogic, Inc. (1)	1,189	46,633
CoStar Group, Inc. (1)	25,995	5,628,697
Cree, Inc. (1)	829	21,322
CSRA, Inc.	230,784	6,208,090
Dell Technologies, Inc. - VMware, Inc. (1)	554	26,468
DST Systems, Inc.	816	96,223
eBay, Inc. (1)	500,676	16,472,240
Electronic Arts, Inc. (1)	7,223	616,844
Euronet Worldwide, Inc. (1)	1,241	101,551
F5 Networks, Inc. (1)	1,654	206,155
Facebook, Inc. (1)	511,779	65,645,892
FactSet Research Systems, Inc.	1,002	162,424
Fidelity National Information Services, Inc.	124,273	9,572,749
FireEye, Inc. (1)	806	11,872
First Data Corp. (1)	7,726	101,674
Fiserv, Inc. (1)	5,511	548,179
Fitbit, Inc. (1)	2,349	34,859
FleetCor Technologies, Inc. (1)	153,197	26,614,915
Fortinet, Inc. (1)	3,506	129,477
Gartner, Inc. (1)	1,958	173,185
Genpact Ltd (1)	3,762	90,100
Global Payments, Inc.	3,779	290,076
GoDaddy, Inc. (1)	1,064	36,740
Guidewire Software, Inc. (1)	72,008	4,319,040
Intel Corp.	10,549	398,225
InterActiveCorp	1,397	87,271
International Business Machines Corp.	15,019	2,385,768
Intuit, Inc.	6,066	667,321
IPG Photonics Corp. (1)	773	63,657
J2 Global, Inc.	79,646	5,305,220
Jack Henry & Associates, Inc.	1,964	168,020
KLA-Tencor Corp.	3,908	272,427
Lam Research Corp.	3,150	298,336
Leidos Holdings, Inc.	1,695	73,360
Linear Technology Corp.	2,797	165,834
LinkedIn Corp. (1)	2,917	557,497
Manhattan Associates, Inc. (1)	1,768	101,872
Mastercard, Inc.	201,013	20,457,093
Match Group, Inc. (1)	690	12,275
Maxim Integrated Products, Inc.	6,981	278,751
Microchip Technology, Inc.	5,171	321,326
Microsoft Corp.	1,419,148	81,742,925
Mobileye NV (1)	64,677	2,753,300
Motorola Solutions, Inc.	452	34,479
National Instruments Corp.	1,861	52,852
NCR Corp. (1)	3,082	99,210
NetSuite, Inc. (1)	981	108,587
NeuStar, Inc. (1)	184,268	4,899,686
Nuance Communications, Inc. (1)	4,405	63,872
NVIDIA Corp.	12,626	865,134
NXP Semiconductors NV (1)	163,820	16,711,278
ON Semiconductor Corp. (1)	942	11,605
Oracle Corp.	7,242	284,466
Palo Alto Networks, Inc. (1)	35,840	5,710,387
Pandora Media, Inc. (1)	4,867	69,744
Paychex, Inc.	8,013	463,712
PayPal Holdings, Inc. (1)	28,135	1,152,691
PTC, Inc. (1)	1,156	51,222
Qorvo, Inc. (1)	308	17,168
QUALCOMM, Inc.	7,606	521,011
Rackspace Hosting, Inc. (1)	2,705	85,721
Red Hat, Inc. (1)	492,026	39,770,462
Sabre Corp.	5,255	148,086
Salesforce.com, Inc. (1)	500,925	35,730,980
SAP SE - ADR	231,714	21,180,977
ServiceNow, Inc. (1)	3,865	305,915
Skyworks Solutions, Inc.	4,327	329,458
Splunk, Inc. (1)	73,881	4,335,337
Square, Inc. (1)	1,181	13,770
SS&C Technologies Holdings, Inc.	3,840	123,456
Symantec Corp.	2,303	57,805
Synopsys, Inc. (1)	359	21,307
Tableau Software, Inc. (1)	1,401	77,433
Tencent Holdings Ltd - ADR	398,429	11,106,208
Teradata Corp. (1)	3,226	100,006
Texas Instruments, Inc.	200,624	14,079,792
The Western Union Co.	12,172	253,421
Total System Services, Inc.	4,123	194,399
Trimble Navigation Ltd (1)	4,783	136,602
Twilio, Inc. (1)	222	14,288
Twitter, Inc. (1)	13,957	321,709
Tyler Technologies, Inc. (1)	807	138,183
Ultimate Software Group, Inc. (1)	685	140,007
Vantiv, Inc. (1)	372,359	20,952,641
VeriFone Systems, Inc. (1)	2,580	40,609
VeriSign, Inc. (1)	2,349	183,786
Visa, Inc.	674,120	55,749,724
VMware, Inc. (1)	583	42,763
WEX, Inc. (1)	979	105,820
Workday, Inc. (1)	101,731	9,327,715
Xilinx, Inc.	1,993	108,300
Yelp, Inc. (1)	1,389	57,921
Zebra Technologies Corp. (1)	1,081	75,248
Zillow Group, Inc. - Class A (1)	809	27,870
Zillow Group, Inc. - Class C (1)	1,838	63,687
		852,992,135
Materials - 1.59%
Air Products & Chemicals, Inc.	4,247	638,494
AptarGroup, Inc.	360	27,868
Avery Dennison Corp.	2,108	163,981
Axalta Coating Systems Ltd (1)	4,133	116,840
Ball Corp.	4,230	346,649
Bemis, Inc.	346	17,650
Berry Plastics Group, Inc. (1)	2,951	129,401
Celanese Corp.	327	21,765
Crown Holdings, Inc. (1)	3,375	192,679
DuPont	21,726	1,454,990
Eagle Materials, Inc.	1,215	93,920
Ecolab, Inc.	213,688	26,010,103
FMC Corp.	2,693	130,180
Freeport-McMoRan, Inc.	7,355	79,875
Graphic Packaging Holding Co.	5,686	79,547
International Flavors & Fragrances, Inc.	1,995	285,225
Lyondellbasell Industries NV	3,837	309,492
Martin Marietta Materials, Inc.	1,407	252,008
Monsanto Co.	7,038	719,284
NewMarket Corp.	176	75,560
Owens-Illinois, Inc. (1)	4,105	75,491
Packaging Corporation of America	2,309	187,629
PPG Industries, Inc.	80,415	8,311,694
Praxair, Inc.	6,234	753,254
Royal Gold, Inc.	82	6,349
RPM International, Inc.	3,259	175,074
Scotts Miracle-Gro Co.	980	81,605
Sealed Air Corp.	4,866	222,960
Silgan Holdings, Inc.	972	49,174
Southern Copper Corp.	891	23,433
Steel Dynamics, Inc.	823	20,567
The Sherwin-Williams Co.	1,997	552,490
The Valspar Corp.	1,934	205,139
Vulcan Materials Co.	3,091	351,540
W.R. Grace & Co.	998	73,652
		42,235,562
Real Estate - 1.20%
Alexandria Real Estate Equities, Inc.	169	18,382
American Campus Communities, Inc.	118,735	6,040,050
American Tower Corp.	10,477	1,187,358
Boston Properties, Inc.	657	89,543
Care Capital Properties, Inc.	188	5,358
CBRE Group, Inc. (1)	7,475	209,151
Crown Castle International Corp.	7,411	698,190
CubeSmart	3,060	83,416
CyrusOne, Inc.	1,583	75,303
Digital Realty Trust, Inc.	2,586	251,152
Empire State Realty Trust, Inc.	1,699	35,594
Equinix, Inc.	52,746	19,001,747
Equity Lifestyle Properties, Inc.	1,927	148,726
Essex Property Trust, Inc.	689	153,440
Extra Space Storage, Inc.	2,960	235,054
Federal Realty Investment Trust	1,728	265,991
Gaming and Leisure Properties, Inc.	4,560	152,532
Healthcare Trust of America, Inc.	2,531	82,561
Iron Mountain, Inc.	6,423	241,055
Lamar Advertising Co.	2,024	132,187
Life Storage, Inc.	769	68,395
Omega Healthcare Investors, Inc.	1,561	55,337
Outfront Media, Inc.	508	12,014
Public Storage	3,661	816,916
Regency Centers Corp.	464	35,955
Senior Housing Properties Trust	629	14,285
Simon Property Group, Inc.	6,925	1,433,544
Tanger Factory Outlet Centers, Inc.	2,185	85,128
Taubman Centers, Inc.	664	49,408
Ventas, Inc.	2,635	186,110
		31,863,882
Telecommunication Services - 1.24%
AT&T, Inc.	574,590	23,334,100
SBA Communications Corp. (1)	59,956	6,724,665
T-Mobile US, Inc. (1)	4,345	202,998
Verizon Communications, Inc.	50,722	2,636,530
Zayo Group Holdings, Inc. (1)	4,051	120,355
		33,018,648
Utilities - 0.01%
Dominion Resources, Inc.	981	72,859
ITC Holdings Corp.	1,876	87,196
Piedmont Natural Gas Company, Inc.	140	8,406
		168,461
Total Common Stocks (Cost $2,327,748,785)		$2,520,534,329

SHORT-TERM INVESTMENTS - 4.76%
Money Market Funds - 4.76%
Goldman Sachs Financial Square Government Fund - Class I, 0.31% (2)	63,290,320	$63,290,320
JPMorgan U.S. Government Money Market Fund - Class I, 0.36% (2)	63,290,320	63,290,320
Total Short-Term Investments (Cost $126,580,640)		$126,580,640

TOTAL INVESTMENTS IN SECURITIES - 99.49%
(Cost $2,454,329,425)		2,647,114,969
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.51%		13,589,978
TOTAL NET ASSETS - 100.00%		$2,660,704,947

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
2	E-Mini NASDAQ 100 Index Future	Morgan Stanley	Dec. 2016	$193,605	$194,810	$1,205
3	E-Mini S&P 500 Index Future	Morgan Stanley	Dec. 2016	323,221	324,060	839
						$2,044

Bridge Builder Large Cap Value Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.54%
Consumer Discretionary - 11.24%
Aramark	3,861	$146,834
AutoNation, Inc. (1)	985	47,979
Bed Bath & Beyond, Inc.	3,592	154,851
Best Buy, Inc.	7,564	288,794
Borgwarner, Inc.	5,166	181,740
Brunswick Corp.	423	20,634
Burlington Stores, Inc. (1)	857	69,434
Cabela's, Inc. (1)	1,251	68,717
CalAtlantic Group, Inc.	1,646	55,042
Carnival Corp.	325,437	15,887,834
CBS Corp.	345,726	18,925,041
Choice Hotels International, Inc.	260	11,721
Clear Channel Outdoor Holdings, Inc.	519	3,031
Coach, Inc.	6,172	225,648
Comcast Corp. - Class A	5,016	332,762
CST Brands, Inc.	2,140	102,913
D. R. Horton, Inc.	4,447	134,299
Dick's Sporting Goods, Inc.	479	27,169
Dillard's, Inc.	477	30,056
Discovery Communications, Inc. - Class A (1)	283	7,618
Discovery Communications, Inc. - Class C (1)	499	13,129
DISH Network Corp. (1)	1,428	78,226
Extended Stay America, Inc.	1,594	22,635
Foot Locker, Inc.	343	23,228
Ford Motor Co.	106,270	1,282,679
GameStop Corp.	2,871	79,211
Gap, Inc.	5,630	125,211
Garmin Ltd	3,112	149,718
General Motors Co.	38,408	1,220,222
Gentex Corp.	2,526	44,357
Genuine Parts Co.	235	23,606
Goodyear Tire & Rubber Co.	7,100	229,330
Graham Holdings Co.	109	52,469
H&R Block, Inc.	6,005	139,016
Hanesbrands, Inc.	512,000	12,928,000
Harman International Industries, Inc.	1,096	92,557
Hilton Worldwide Holdings, Inc.	1,581	36,252
Hyatt Hotels Corp. (1)	567	27,908
International Game Technology Plc	2,710	66,070
J.C. Penney Co., Inc. (1)	8,603	79,320
John Wiley & Sons, Inc.	1,275	65,803
Johnson Controls International Plc	417,737	19,437,309
Kohl's Corp.	5,055	221,156
L Brands, Inc.	5,469	387,041
Lear Corp.	320	38,790
Lennar Corp. - Class A	2,377	100,642
Lennar Corp. - Class B	120	4,028
Liberty Broadband Corp. - Class A (1)	668	46,867
Liberty Broadband Corp. - Class C (1)	2,788	199,286
Liberty Interactive Corp. (1)	964,723	19,304,107
Liberty SiriusXM Group (1)	5,113	170,825
Liberty SiriusXM Group (1)	2,283	77,576
Liberty Ventures (1)	419,168	16,712,228
Lions Gate Entertainment Corp.	839	16,772
Live Nation Entertainment, Inc. (1)	1,413	38,829
Lowes Companies, Inc.	240,701	17,381,019
Macy's, Inc.	8,449	313,036
Marriott International, Inc.	2,102	141,514
McDonald's Corp.	148,093	17,084,009
MGM Resorts International (1)	11,953	311,137
Michelin	200,176	22,166,622
Mohawk Industries, Inc. (1)	324	64,910
Murphy USA, Inc. (1)	365	26,046
News Corp. - Class A	1,064,605	14,883,178
News Corp. - Class B	3,051	43,385
Nike, Inc.	529,788	27,893,338
Norwegian Cruise Line Holdings Ltd (1)	382,267	14,411,466
NVR, Inc. (1)	6,700	10,987,129
Penske Automotive Group, Inc.	965	46,494
Pulte Group, Inc.	6,726	134,789
PVH Corp.	2,210	244,205
Ralph Lauren Corp.	1,450	146,653
Regal Entertainment Group	1,458	31,712
Royal Caribbean Cruises Ltd	195,403	14,645,455
SeaWorld Entertainment, Inc.	241,600	3,256,768
Signet Jewelers Ltd	172	12,819
Staples, Inc.	17,802	152,207
Target Corp.	14,390	988,305
TEGNA, Inc.	5,898	128,930
The Madison Square Garden Co. (1)	440	74,540
The Michaels Companies, Inc. (1)	540	13,052
Tiffany & Co.	3,005	218,253
Time Warner, Inc.	325,453	25,909,313
TJX Companies, Inc.	283,188	21,176,799
Toll Brothers, Inc. (1)	2,058	61,452
Tribune Media Co.	1,797	65,626
Twenty-First Century Fox, Inc. - Class A	6,630	160,579
Twenty-First Century Fox, Inc. - Class B	3,166	78,327
Urban Outfitters, Inc. (1)	496	17,122
VF Corp.	266,879	14,958,568
Viacom, Inc. - Class A	54	2,312
Viacom, Inc. - Class B	1,023	38,976
Vista Outdoor, Inc. (1)	1,257	50,104
Walt Disney Co.	114,668	10,648,071
Wendy's Co.	2,259	24,397
Whirlpool Corp.	1,841	298,537
Wynn Resorts Ltd	175	17,049
		329,564,723
Consumer Staples - 8.15%
Altria Group, Inc.	238,500	15,080,355
Archer-Daniels-Midland Co.	15,715	662,701
Brown Forman Corp. - Class A	78	3,880
Brown Forman Corp. - Class B	286	13,568
Bunge Ltd	3,783	224,067
Clorox Co.	482	60,337
Coca Cola Co.	527,069	22,305,560
Coca-Cola European Partners Plc	326,600	13,031,340
Colgate Palmolive Co.	340,531	25,246,968
ConAgra Foods, Inc.	2,584	121,732
Costco Wholesale Corp.	169,462	25,844,650
Coty, Inc.	3,391	79,688
CVS Health Corp.	306,483	27,273,922
Diageo Plc - ADR	150,429	17,455,781
Edgewell Personal Care Co. (1)	1,702	135,343
Energizer Holdings, Inc.	1,245	62,200
Flowers Foods, Inc.	384	5,806
Hormel Foods Corp.	858	32,544
Ingredion, Inc.	619	82,364
Kellogg Co.	481	37,263
Kimberly-Clark Corp.	1,460	184,164
Kraft Heinz Co.	14,205	1,271,490
Mead Johnson Nutrition Co.	3,278	258,995
Molson Coors Brewing Co.	4,716	517,817
Mondelez International, Inc.	40,843	1,793,008
Nu Skin Enterprises, Inc.	1,118	72,424
PepsiCo, Inc.	173,028	18,820,256
Philip Morris International, Inc.	155,926	15,159,126
Pilgrim's Pride Corp.	1,273	26,886
Pinnacle Foods, Inc.	3,194	160,243
Post Holdings, Inc. (1)	788	60,810
Procter & Gamble Co.	195,099	17,510,135
Reynolds American, Inc.	268,964	12,681,653
The Hain Celestial Group, Inc. (1)	650	23,127
The J. M. Smucker Co.	3,142	425,867
TreeHouse Foods, Inc. (1)	1,041	90,765
Tyson Foods, Inc.	4,235	316,227
Walgreens Boots Alliance, Inc.	230,999	18,623,139
Wal-Mart Stores, Inc.	41,348	2,982,018
Whole Foods Market, Inc.	7,240	205,254
		238,943,473
Energy - 9.82%
Anadarko Petroleum Corp.	15,266	967,254
Antero Resources Corp. (1)	5,054	136,205
Apache Corp.	558,825	35,692,153
Baker Hughes, Inc.	12,020	606,649
BP Plc - ADR	463,500	16,296,660
Cabot Oil & Gas Corp.	3,700	95,460
Cheniere Energy, Inc. (1)	5,430	236,748
Chesapeake Energy Corp. (1)	15,616	97,912
Chevron Corp.	209,658	21,578,001
Cimarex Energy Co.	2,203	296,017
Concho Resources, Inc. (1)	3,888	534,017
ConocoPhillips	374,894	16,296,642
CONSOL Energy, Inc.	6,315	121,248
Continental Resources, Inc. (1)	1,395	72,484
Devon Energy Corp.	867,013	38,243,943
Diamond Offshore Drilling, Inc.	1,654	29,127
Diamondback Energy, Inc. (1)	1,658	160,063
Dril-Quip, Inc. (1)	950	52,953
Energen Corp.	2,695	155,555
Ensco Plc	8,697	73,924
EOG Resources, Inc.	158,882	15,365,478
EQT Corp.	4,688	340,443
Exxon Mobil Corp.	276,285	24,114,155
Fairmount Santrol Holdings, Inc. (1)	961,000	8,149,280
FMC Technologies, Inc. (1)	6,240	185,141
Franks International	887	11,531
Gulfport Energy Corp. (1)	3,439	97,152
Halliburton Co.	23,451	1,052,481
Helmerich & Payne, Inc.	2,702	181,845
Hess Corp.	795,255	42,641,573
HollyFrontier Corp.	4,516	110,642
Kinder Morgan, Inc.	52,621	1,217,124
Kosmos Energy Ltd (1)	3,942	25,268
Laredo Petroleum, Inc. (1)	3,919	50,555
Marathon Oil Corp.	23,338	368,974
Marathon Petroleum Corp.	164,782	6,688,501
Murphy Oil Corp.	4,358	132,483
Nabors Industries Ltd	7,640	92,902
National Oilwell Varco, Inc.	10,392	381,802
Newfield Exploration Co. (1)	4,087	177,621
Noble Corp. Plc	6,031	38,237
Noble Energy, Inc.	11,753	420,052
Occidental Petroleum Corp.	235,989	17,208,318
Oceaneering International, Inc.	2,459	67,647
Parsley Energy, Inc. (1)	4,057	135,950
Patterson-UTI Energy, Inc.	3,741	83,686
PBF Energy, Inc.	2,456	55,604
Phillips 66	197,823	15,934,643
Pioneer Natural Resources Co.	4,461	828,185
QEP Resources, Inc.	6,741	131,652
Range Resources Corp.	5,620	217,756
Rowan Companies Plc	3,156	47,845
RPC, Inc. (1)	1,424	23,923
Schlumberger Ltd	212,851	16,738,603
SM Energy Co.	2,413	93,094
Spectra Energy Corp.	16,148	690,327
Superior Energy Services, Inc.	4,328	77,471
Targa Resources Corp.	4,289	210,633
Tesoro Corp.	3,281	261,036
The Williams Companies, Inc.	15,545	477,698
Transocean Ltd (1)	9,671	103,093
Valero Energy Corp.	12,832	680,096
Weatherford International Plc (1)	24,454	137,431
Whiting Petroleum Corp. (1)	5,254	45,920
World Fuel Services Corp.	2,002	92,613
WPX Energy, Inc. (1)	9,410	124,118
		288,053,597
Financials - 18.74%
Affiliated Managers Group, Inc. (1)	175	25,322
Aflac, Inc.	10,994	790,139
Alleghany Corp. (1)	34,673	18,204,018
Allied World Assurance Co. Holdings AG	2,604	105,254
Allstate Corp/The	10,213	706,535
Ally Financial, Inc.	12,152	236,599
American Capital Agency Corp.	876,988	17,136,346
American Express Co.	491,459	31,473,034
American Financial Group, Inc.	1,956	146,700
American International Group, Inc.	258,498	15,339,271
American National Insurance Co.	202	24,636
Ameriprise Financial, Inc.	90,787	9,057,819
AmTrust Financial Services, Inc.	2,377	63,775
Annaly Capital Management, Inc.	27,033	283,846
Arch Capital Group Ltd (1)	3,142	249,035
Arthur J. Gallagher & Co.	1,553	79,001
Aspen Insurance Holdings Ltd	1,695	78,970
Associated Banc Corp.	4,195	82,180
Assurant, Inc.	1,730	159,592
Assured Guaranty Ltd	4,137	114,802
Axis Capital Holdings Ltd	2,444	132,783
Bank of America Corp.	1,213,966	18,998,568
Bank of Hawaii Corp.	1,065	77,340
Bank of New York Mellon Corp.	28,632	1,141,844
BankUnited, Inc.	2,493	75,289
BB&T Corp.	22,178	836,554
Berkshire Hathaway, Inc. (1)	334,233	48,286,642
BlackRock, Inc.	44,958	16,295,477
BOK Financial Corp.	644	44,417
Brown & Brown, Inc.	3,153	118,900
Capital One Financial Corp.	254,643	18,291,007
Charles Schwab Corp.	6,600	208,362
Chimera Investment Corp.	5,132	81,855
Chubb Ltd	344,685	43,309,670
Cincinnati Financial Corp.	4,132	311,635
CIT Group, Inc.	5,285	191,845
Citigroup, Inc.	987,653	46,646,851
Citizens Financial Group, Inc.	8,274	204,451
CME Group, Inc.	9,203	961,898
CNA Financial Corp.	729	25,085
Comerica, Inc.	4,825	228,319
Commerce Bancshares, Inc.	2,320	114,283
Cullen/Frost Bankers, Inc.	1,479	106,399
Discover Financial Services	213,005	12,045,433
E*TRADE Financial Corp. (1)	406,228	11,829,359
East West Bancorp, Inc.	4,305	158,037
Endurance Specialty Holdings Ltd	1,743	114,079
Erie Indemnity Co.	163	16,637
Everest Re Group Ltd	1,024	194,529
Fifth Third Bancorp	506,266	10,358,202
First American Financial Corp.	2,865	112,537
First Hawaiian, Inc. (1)	591	15,874
First Horizon National Corp.	6,513	99,193
First Republic Bank	722	55,673
FNF Group	308,838	11,399,211
Franklin Resources, Inc.	9,747	346,701
Hanover Insurance Group, Inc.	1,226	92,465
Harford Financial Services Group, Inc.	10,671	456,932
Huntington Bancshares, Inc.	29,951	295,317
Interactive Brokers Group, Inc.	1,407	49,625
Intercontinental Exchange, Inc.	1,672	450,370
Invesco Ltd	9,353	292,468
JPMorgan Chase & Co.	364,412	24,266,195
KeyCorp	977,462	11,895,713
Lazard Ltd	3,240	117,806
Legg Mason, Inc.	2,889	96,724
Leucadia National Corp.	8,994	171,246
Lincoln National Corp.	5,079	238,611
Loews Corp.	7,757	319,201
LPL Financial Holdings, Inc.	2,130	63,708
M&T Bank Corp.	4,075	473,108
Markel Corp. (1)	374	347,360
Marsh & McLennan Companies, Inc.	318,165	21,396,596
Mercury General Corp.	241	13,219
MetLife, Inc.	25,444	1,130,477
MFA Financial, Inc.	10,396	77,762
Moody's Corp.	448	48,509
Morgan Stanley	39,013	1,250,757
Nasdaq OMX Group, Inc.	3,068	207,213
Navient Corp.	731,014	10,577,773
New York Community Bancorp, Inc.	945,491	13,454,337
Northern Trust Corp.	5,672	385,639
Old Republic International Corp.	6,560	115,587
OneMain Holdings, Inc. (1)	1,556	48,158
PacWest Bancorp	3,199	137,269
People's United Financial, Inc.	9,276	146,746
PNC Financial Services Group, Inc.	348,841	31,427,086
Popular, Inc.	2,838	108,468
Principal Financial Group, Inc.	7,320	377,053
ProAssurance Corp.	1,579	82,866
Prudential Financial, Inc.	12,086	986,822
Raymond James Financial, Inc.	3,504	203,968
Regions Financial Corp.	34,789	343,367
Reinsurance Group of America, Inc.	1,829	197,422
RenaissanceRe Holdings Ltd	1,061	127,490
Santander Consumer USA Holdings, Inc. (1)	2,649	32,212
Signature Bank (1)	544	64,437
SLM Corp. (1)	1,343,169	10,033,472
Starwood Property Trust, Inc.	6,511	146,628
State Street Corp.	187,876	13,081,806
SunTrust Banks, Inc.	13,711	600,542
SVB Financial Group (1)	339	37,473
Synchrony Financial	22,840	639,520
Synovus Financial Corp.	3,203	104,194
T. Rowe Price Group, Inc.	1,542	102,543
TCF Financial Corp.	4,052	58,795
TD Ameritrade Holding Corp.	682	24,034
TFS Financial Corp.	1,434	25,540
The Goldman Sachs Group, Inc.	145,576	23,477,042
The Progressive Corp.	14,499	456,719
Thomson Reuters Corp.	8,175	338,282
Torchmark Corp.	3,256	208,026
Travelers Companies, Inc.	7,942	909,756
Two Harbors Investment Corp.	8,685	74,083
U.S. Bancorp	44,323	1,901,013
Unum Group	6,546	231,139
Validus Holdings Ltd	2,063	102,779
Voya Financial, Inc.	5,667	163,323
W.R. Berkley Corp.	2,657	153,468
Wells Fargo & Co.	598,091	26,483,469
Western Alliance Bancorp (1)	1,020	38,291
White Mountains Insurance Group Ltd	128	106,240
Willis Towers Watson Plc	70,000	9,293,900
XL Group Ltd	5,140	172,858
Zions Bancorp	5,556	172,347
		549,497,177
Health Care - 12.19%
Abbott Laboratories	40,136	1,697,351
Acadia Healthcare Co., Inc. (1)	1,372	67,983
Aetna, Inc.	6,151	710,133
Agilent Technologies, Inc.	6,585	310,088
Alere, Inc. (1)	1,966	85,010
Allergan Plc (1)	4,421	1,018,201
Allscripts Healthcare Solutions, Inc. (1)	5,327	70,157
Alnylam Pharmaceuticals, Inc. (1)	249	16,877
Amgen, Inc.	100,093	16,696,513
Amsurg Corp. (1)	592	39,694
Anthem, Inc.	113,019	14,162,411
Baxter International, Inc.	12,195	580,482
Bayer AG - ADR	93,800	9,426,900
Bio-Rad Laboratories, Inc. (1)	576	94,355
Brookdale Senior Living, Inc. (1)	5,420	94,579
Cardinal Health, Inc.	407,610	31,671,297
Centene Corp. (1)	1,114	74,593
Cigna Corp.	94,390	12,300,905
Danaher Corp.	12,177	954,555
DaVita, Inc. (1)	2,815	185,987
DENTSPLY SIRONA, Inc.	6,310	375,003
Endo International Plc (1)	5,514	111,107
Envision Healthcare Holdings, Inc. (1)	772	17,192
Express Scripts Holding Co. (1)	211,076	14,887,190
Gilead Sciences, Inc.	180,541	14,284,404
HCA Holdings, Inc. (1)	2,735	206,848
Hill-Rom Holdings, Inc.	93	5,764
Humana, Inc.	222	39,270
Johnson & Johnson	328,470	38,802,161
Juno Therapeutics, Inc. (1)	155	4,652
Laboratory Corp. of America Holdings (1)	1,567	215,431
LifePoint Health, Inc. (1)	1,012	59,941
Mallinckrodt Plc (1)	3,019	210,666
McKesson Corp.	107,311	17,894,109
MEDNAX, Inc. (1)	684	45,315
Medtronic Plc	533,135	46,062,864
Merck & Co., Inc.	624,563	38,978,977
Mylan (1)	8,483	323,372
OPKO Health, Inc. (1)	687	7,275
Patheon NV (1)	369	10,933
PerkinElmer, Inc.	2,371	133,037
Perrigo Co. Plc	3,759	347,068
Pfizer, Inc.	623,150	21,106,091
Premier, Inc. (1)	798	25,807
QIAGEN (1)	6,206	170,293
Quest Diagnostics, Inc.	3,943	333,696
Quintiles Transitional Holdings, Inc. (1)	715	57,958
Roche Holding AG - ADR	408,247	12,643,410
Sanofi - ADR	231,100	8,825,709
St. Jude Medical, Inc. (1)	2,339	186,559
Teleflex, Inc.	988	166,033
Teva Pharmaceutical Industries Ltd - ADR	290,000	13,342,900
The Cooper Companies, Inc.	267	47,862
Thermo Fisher Scientific, Inc.	5,848	930,183
United Therapeutics Corp. (1)	891	105,209
UnitedHealth Group, Inc.	254,503	35,630,420
Universal Health Services, Inc.	1,779	219,208
VWR Corp. (1)	1,844	52,296
WellCare Health Plans, Inc. (1)	87	10,187
Zimmer Holdings, Inc. (1)	2,363	307,237
		357,441,708
Industrials - 12.78%
AECOM (1)	4,268	126,888
AGCO Corp.	1,926	94,990
Air Lease Corp.	907,021	25,922,660
Alaska Air Group, Inc.	533	35,103
Allison Transmission Holdings, Inc.	3,955	113,429
AMERCO	59	19,130
American Airlines Group, Inc.	14,403	527,294
AMETEK, Inc.	5,171	247,070
Armstrong World Industries, Inc. (1)	1,166	48,179
Canadian National Railway Co.	332,398	21,738,829
Carlisle Companies, Inc.	1,246	127,802
Caterpillar, Inc.	15,225	1,351,523
Chicago Bridge & Iron Co.	2,934	82,240
Clean Harbors, Inc. (1)	1,210	58,056
Colfax Corp. (1)	2,897	91,053
Copa Holdings SA	822	72,278
Crane Co.	1,245	78,447
CSX Corp.	26,040	794,220
Cummins, Inc.	4,320	553,608
Deere & Co.	171,911	14,672,604
Delta Air Lines, Inc.	4,704	185,149
Donaldson Co., Inc.	279	10,415
Dover Corp.	4,195	308,920
Dun & Bradstreet Corp.	648	88,530
Eaton Corp. Plc	83,012	5,454,719
Emerson Electric Co.	14,675	799,934
Expeditors International of Washington, Inc.	1,351	69,603
Flowserve Corp.	1,280	61,747
Fluor Corp.	3,821	196,094
Fortive Corp.	6,106	310,795
General Dynamics Corp.	145,211	22,530,939
General Electric Co.	202,850	6,008,417
Genesee & Wyoming, Inc. (1)	1,669	115,078
Herc Holdings, Inc. (1)	484	16,311
Hertz Global Holdings, Inc. (1)	1,632	65,541
Honeywell International, Inc.	291,001	33,927,807
Hubbell, Inc.	494	53,224
Huntington Ingalls Industries, Inc.	192	29,457
IDEX Corp.	136	12,726
Ingersoll-Rand Plc	3,516	238,877
ITT, Inc.	2,525	90,496
Jacobs Engineering Group, Inc. (1)	458,232	23,699,759
JetBlue Airways Corp. (1)	8,395	144,730
Kansas City Southern	2,920	272,494
KBR, Inc.	445,796	6,744,893
Kirby Corp. (1)	1,470	91,375
L-3 Communications Holdings, Inc.	2,065	311,257
Lennox International, Inc.	73	11,463
Lincoln Electric Holdings, Inc.	567	35,506
Lockheed Martin Corp.	88,046	21,106,387
Macquarie Infrastructure Corp.	2,065	171,891
Manitowoc Foodservice, Inc. (1)	1,780	28,872
ManpowerGroup, Inc.	1,968	142,208
Masco Corp.	3,292	112,949
MSC Industrial Direct Co., Inc.	694	50,947
Nielsen Holdings Plc	243,552	13,047,081
Norfolk Southern Corp.	8,051	781,430
Northrop Grumman Corp.	60,165	12,872,302
Old Dominion Freight Line, Inc. (1)	641	43,979
Orbital ATK, Inc.	1,673	127,533
Oshkosh Corp.	1,999	111,944
Owens Corning	282,749	15,095,969
PACCAR, Inc.	8,470	497,867
Parker-Hannifin Corp.	3,700	464,461
Pentair Plc	4,565	293,256
Quanta Services, Inc. (1)	2,635	73,754
Raytheon Co.	87,510	11,912,736
Regal-Beloit Corp.	1,118	66,510
Republic Services, Inc.	6,337	319,702
Rockwell Automation, Inc.	753	92,122
Roper Technologies, Inc.	1,336	243,780
RR Donnelley & Sons Co.	1,685	26,488
Ryder System, Inc.	1,495	98,595
Snap-on, Inc.	390	59,264
SolarCity Corp. (1)	1,643	32,137
Spirit AeroSystems Holdings, Inc. (1)	339,310	15,112,867
Spirit Airlines, Inc. (1)	2,014	85,655
Stanley Black & Decker, Inc.	115,783	14,238,993
Stericycle, Inc. (1)	114	9,136
Terex Corp.	3,003	76,306
Textron, Inc.	4,930	195,967
The Timken Co.	1,742	61,214
Trinity Industries, Inc.	4,240	102,523
Union Pacific Corp.	389,117	37,950,581
United Continental Holdings, Inc. (1)	9,208	483,144
United Parcel Service, Inc.	235,156	25,716,660
United Rentals, Inc. (1)	324	25,431
United Technologies Corp.	331,486	33,678,978
USG Corp. (1)	2,188	56,560
Valmont Industries, Inc.	113	15,206
Waste Management, Inc.	2,074	132,238
WESCO International, Inc. (1)	1,097	67,455
Xylem, Inc.	2,645	138,730
		374,663,467
Information Technology - 12.19%
Accenture Plc	193,106	23,591,760
Akamai Technologies, Inc. (1)	481	25,488
Alphabet, Inc. - Class C (1)	20,530	15,957,764
Amdocs Ltd	4,033	233,309
Analog Devices, Inc.	8,406	541,767
ANSYS, Inc. (1)	1,773	164,198
Apple, Inc.	332,215	37,556,906
Applied Materials, Inc.	8,585	258,838
ARRIS International Plc (1)	4,136	117,173
Arrow Electronics, Inc. (1)	239,389	15,313,714
Autodesk, Inc. (1)	1,088	78,695
Automatic Data Processing, Inc.	242,023	21,346,429
Avnet, Inc.	346,418	14,223,923
Booz Allen Hamilton Holding Corp.	143	4,520
Brocade Communications Systems, Inc.	10,913	100,727
CA, Inc.	8,066	266,823
Cisco Systems, Inc.	608,564	19,303,650
CommerceHub, Inc. (1)	544	8,655
CommerceHub, Inc. (1)	272	4,298
Computer Sciences Corp.	3,825	199,703
CoreLogic, Inc. (1)	913	35,808
Corning, Inc.	29,378	694,790
Cree, Inc. (1)	1,585	40,766
Cypress Semiconductor Corp.	9,019	109,671
Dell Technologies, Inc. - VMware, Inc. (1)	5,351	255,766
Dolby Laboratories, Inc.	1,432	77,743
EchoStar Corp. (1)	1,141	50,010
Fidelity National Information Services, Inc.	3,832	295,179
FireEye, Inc. (1)	2,916	42,953
First Solar, Inc. (1)	2,116	83,561
Fitbit, Inc. (1)	583	8,652
FLIR Systems, Inc.	3,888	122,161
Harris Corp.	3,401	311,566
Hewlett Packard Enterprise Co.	47,189	1,073,550
HP, Inc.	47,282	734,289
Ingram Micro, Inc.	4,060	144,780
Intel Corp.	117,667	4,441,929
InterActiveCorp	382	23,864
International Business Machines Corp.	7,520	1,194,552
IPG Photonics Corp. (1)	142	11,694
Jabil Circuit, Inc.	5,231	114,140
Juniper Networks, Inc.	10,222	245,941
Keysight Technologies, Inc. (1)	4,659	147,644
Lam Research Corp.	938	88,838
Leidos Holdings, Inc.	1,668	72,191
Lexmark International, Inc.	1,791	71,568
Linear Technology Corp.	3,520	208,701
Marvell Technology Group Ltd	11,383	151,052
Microchip Technology, Inc.	213,500	13,266,890
Micron Technology, Inc. (1)	26,045	463,080
Microsoft Corp.	756,129	43,553,030
Motorola Solutions, Inc.	4,218	321,749
National Instruments Corp.	551	15,648
NetApp, Inc.	7,910	283,336
Nuance Communications, Inc. (1)	1,364	19,778
ON Semiconductor Corp. (1)	10,965	135,089
Oracle Corp.	763,476	29,989,337
Pandora Media, Inc. (1)	774	11,091
PTC, Inc. (1)	1,784	79,049
Qorvo, Inc. (1)	3,119	173,853
QUALCOMM, Inc.	480,048	32,883,288
Samsung Electronic Co. Ltd	27,521	40,091,558
Skyworks Solutions, Inc.	392	29,847
SS&C Technologies Holdings, Inc.	362	11,638
SunPower Corp. (1)	1,445	12,889
Symantec Corp.	14,233	357,248
Synopsys, Inc. (1)	3,756	222,919
Teradyne, Inc.	5,712	123,265
Texas Instruments, Inc.	177,500	12,456,950
Trimble Navigation Ltd (1)	1,322	37,756
Twilio, Inc. (1)	67	4,312
Twitter, Inc. (1)	1,864	42,965
Visa, Inc.	245,565	20,308,226
VMware, Inc. (1)	1,605	117,727
Western Digital Corp.	7,632	446,243
Xerox Corp.	27,352	277,076
Xilinx, Inc.	4,774	259,419
Yahoo!, Inc. (1)	23,727	1,022,634
Yelp, Inc. (1)	390	16,263
Zebra Technologies Corp. (1)	239	16,637
Zillow Group, Inc. - Class A (1)	358	12,333
Zillow Group, Inc. - Class C (1)	793	27,477
Zynga, Inc. (1)	18,635	54,228
		357,296,527
Materials - 6.93%
Agrium, Inc.	90,996	8,252,427
Air Products & Chemicals, Inc.	103,994	15,634,458
Albemarle Corp.	3,080	263,309
Alcoa, Inc.	35,819	363,205
AptarGroup, Inc.	1,270	98,311
Ashland Global Holdings, Inc.	1,702	197,347
Avery Dennison Corp.	129	10,035
Bemis, Inc.	2,201	112,273
Cabot Corp.	1,777	93,132
Celanese Corp.	219,594	14,616,177
CF Industries Holdings, Inc.	6,287	153,088
Compass Minerals International, Inc.	962	70,899
CRH Plc - ADR	534,400	17,779,488
Domtar Corp.	1,626	60,373
Dow Chemical Co.	30,647	1,588,434
Eastman Chemical Co.	4,039	273,359
Ecolab, Inc.	91,040	11,081,389
FMC Corp.	309,952	14,983,080
Freeport-McMoRan, Inc.	28,102	305,188
Goldcorp, Inc.	1,625,807	26,858,332
Graphic Packaging Holding Co.	2,379	33,282
Huntsman Corp.	6,013	97,831
International Paper Co.	11,155	535,217
Kinross Gold Corp. (1)	3,830,052	16,124,519
Lyondellbasell Industries NV	473,686	38,207,513
Martin Marietta Materials, Inc.	152	27,225
Monsanto Co.	4,206	429,853
NewMarket Corp.	13	5,581
Newmont Mining Corp.	14,506	569,941
Nucor Corp.	8,700	430,215
Platform Specialty Products Corp. (1)	4,128	33,478
Praxair, Inc.	145,808	17,617,981
Reliance Steel & Aluminum Co.	1,895	136,497
Royal Gold, Inc.	1,665	128,921
Scotts Miracle-Gro Co.	94	7,827
Sonoco Products Co.	2,759	145,758
Southern Copper Corp.	1,172	30,824
Steel Dynamics, Inc.	5,386	134,596
Tahoe Resources, Inc.	8,098	103,897
The Mosaic Co.	608,928	14,894,379
United States Steel Corp.	4,288	80,872
Vulcan Materials Co.	230	26,158
W.R. Grace & Co.	790	58,302
Westlake Chemical Corp.	966	51,681
WestRock Co.	6,880	333,542
		203,040,194
Real Estate - 1.02%
Alexandria Real Estate Equities, Inc.	1,856	201,877
American Campus Communities, Inc.	3,649	185,625
American Homes 4 Rent	5,066	109,628
Apartment Investment & Management Co.	4,282	196,587
Apple Hospitality REIT, Inc.	4,583	84,831
AvalonBay Communities, Inc.	3,735	664,232
Boston Properties, Inc.	3,448	469,928
Brandywine Realty Trust	4,319	67,463
Brixmor Property Group, Inc.	5,570	154,790
Camden Property Trust	2,330	195,114
Care Capital Properties, Inc.	1,900	54,150
Columbia Property Trust, Inc.	3,142	70,349
Communications Sales & Leasing, Inc.	3,381	106,197
Corporate Office Properties Trust	2,670	75,695
Corrections Corp of America	2,964	41,111
Crown Castle International Corp.	1,054	99,297
CubeSmart	1,426	38,873
CyrusOne, Inc.	217	10,323
DCT Industrial Trust, Inc.	2,479	120,355
DDR Corp.	8,343	145,419
Digital Realty Trust, Inc.	1,220	118,486
Douglas Emmett, Inc.	4,172	152,820
Duke Realty Corp.	9,449	258,241
Empire State Realty Trust, Inc.	1,180	24,721
EPR Properties	1,684	132,598
Equity Commonwealth (1)	3,343	101,025
Equity One, Inc.	2,298	70,342
Equity Residential	9,710	624,644
Essex Property Trust, Inc.	1,033	230,049
Forest City Realty Trust, Inc.	6,382	147,616
General Growth Properties, Inc.	15,647	431,857
HCP, Inc.	12,593	477,904
Healthcare Trust of America, Inc.	900	29,358
Highwoods Properties, Inc.	2,599	135,460
Hospitality Properties Trust	4,262	126,667
Host Hotels & Resorts, Inc.	20,609	320,882
Jones Lang LaSalle, Inc.	1,225	139,393
Kilroy Realty Corp.	2,524	175,039
Kimco Realty Corp.	11,225	324,964
Liberty Property Trust	3,866	155,993
Life Storage, Inc.	396	35,220
Mid-America Apartment Communities, Inc.	2,068	194,371
National Retail Properties, Inc.	3,926	199,637
NorthStar Realty Finance Corp.	5,118	67,404
Omega Healthcare Investors, Inc.	3,492	123,791
Outfront Media, Inc.	3,278	77,525
Paramount Group, Inc.	5,051	82,786
Piedmont Office Realty Trust, Inc.	3,658	79,635
Post Properties, Inc.	1,450	95,889
Prologis, Inc.	14,195	760,000
Public Storage	68,664	15,321,685
Rayonier, Inc.	3,398	90,183
Realogy Holdings Corp.	4,008	103,647
Realty Income Corp.	7,014	469,447
Regency Centers Corp.	2,286	177,142
Retail Properties of America, Inc.	6,465	108,612
Senior Housing Properties Trust	5,592	126,994
Simon Property Group, Inc.	769	159,191
SL Green Realty Corp.	2,732	295,329
Spirit Realty Capital, Inc.	13,260	176,756
STORE Capital Corp.	4,139	121,976
Sun Communities, Inc.	1,922	150,839
Tanger Factory Outlet Centers, Inc.	225	8,766
Taubman Centers, Inc.	740	55,063
The Howard Hughes Corp. (1)	1,067	122,172
The Macerich Co.	3,941	318,709
UDR, Inc.	7,149	257,293
Ventas, Inc.	6,276	443,274
VEREIT, Inc.	26,963	279,606
Vornado Realty Trust	4,675	473,157
W.P. Carey, Inc.	2,758	177,974
Weingarten Realty Investors	3,139	122,358
Welltower, Inc.	9,709	725,942
Weyerhaeuser Co.	20,355	650,139
		29,922,415
Telecommunication Services - 0.85%
AT&T, Inc.	168,452	6,840,836
CenturyLink, Inc.	14,729	404,017
Frontier Communications Corp.	32,033	133,257
Level 3 Communications, Inc. (1)	8,053	373,498
SBA Communications Corp. (1)	1,242	139,303
Sprint Corp. (1)	20,439	135,511
Telephone & Data Systems, Inc.	2,705	73,522
T-Mobile US, Inc. (1)	2,964	138,478
United States Cellular Corp. (1)	348	12,646
Verizon Communications, Inc.	321,678	16,720,822
		24,971,890
Utilities - 0.63%
AES Corp.	18,094	232,508
Alliant Energy Corp.	6,206	237,752
Ameren Corp.	6,533	321,293
American Electric Power Co., Inc.	13,421	861,762
American Water Works Co., Inc.	4,826	361,178
Aqua America, Inc.	5,009	152,674
Atmos Energy Corp.	2,752	204,941
Avangrid, Inc.	1,411	58,952
Calpine Corp. (1)	10,444	132,012
CenterPoint Energy, Inc.	11,769	273,394
CMS Energy Corp.	7,650	321,377
Consolidated Edison, Inc.	8,281	623,559
Dominion Resources, Inc.	15,738	1,168,861
DTE Energy Co.	4,907	459,639
Duke Energy Corp.	18,836	1,507,633
Edison International	8,604	621,639
Entergy Corp.	4,847	371,910
Eversource Energy	8,678	470,174
Exelon Corp.	24,245	807,116
FirstEnergy Corp.	11,602	383,794
Great Plains Energy, Inc.	4,230	115,437
Hawaiian Electric Industries, Inc.	2,766	82,565
ITC Holdings Corp.	2,266	105,324
MDU Resources Group, Inc.	5,615	142,846
National Fuel Gas Co.	2,004	108,356
NextEra Energy, Inc.	12,579	1,538,663
NiSource, Inc.	8,586	207,009
NRG Energy, Inc.	8,888	99,635
OGE Energy Corp.	5,562	175,870
PG&E Corp.	13,529	827,569
Piedmont Natural Gas Company, Inc.	2,076	124,643
Pinnacle West Capital Corp.	3,005	228,350
PPL Corp.	18,516	640,098
Public Service Enterprise Group, Inc.	13,775	576,759
SCANA Corp.	3,528	255,321
Sempra Energy	6,809	729,857
The Southern Co.	25,639	1,315,281
UGI Corp.	4,727	213,850
Vectren Corp.	2,276	114,255
WEC Energy Group, Inc.	8,593	514,549
Westar Energy, Inc.	3,858	218,942
Xcel Energy, Inc.	13,839	569,336
		18,476,683
Total Common Stocks (Cost $2,661,964,740)		$2,771,871,854

SHORT-TERM INVESTMENTS - 5.08%
Money Market Funds - 5.08%
Goldman Sachs Financial Square Government Fund - Class I, 0.31% (2)	74,530,485	$74,530,485
JPMorgan U.S. Government Money Market Fund - Class I, 0.36% (2)	74,530,485	74,530,485
Total Short-Term Investments (Cost $149,060,970)		$149,060,970

TOTAL INVESTMENTS IN SECURITIES - 99.62%
(Cost $2,811,025,710)		2,920,932,824
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.38%		11,181,286
TOTAL NET ASSETS - 100.00%		$2,932,114,110

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
4	E-Mini S&P 500 Index Future	Morgan Stanley	Dec. 2016	$429,064	$432,080	$3,016
						$3,016

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.16%
Consumer Discretionary - 13.29%
1-800-Flowers.com, Inc. (1)	1,756	$16,103
Aaron's, Inc.	57,410	1,459,362
Advance Auto Parts, Inc.	142,180	21,201,882
AMC Entertainment Holdings, Inc.	315	9,793
AMC Networks, Inc. (1)	1,875	97,237
American Axle & Manufacturing Holdings, Inc. (1)	15,481	266,583
American Eagle Outfitters, Inc.	30,260	540,444
Aramark	3,279	124,700
Arctic Cat, Inc.	1,093	16,931
Asbury Automotive Group, Inc. (1)	3,996	222,457
Ascena Retail Group, Inc. (1)	11,294	63,133
At Home Group, Inc. (1)	640	9,696
AutoNation, Inc. (1)	789	38,432
AutoZone, Inc. (1)	925	710,714
Bassett Furniture Industries, Inc.	1,123	26,110
Bed Bath & Beyond, Inc.	477	20,563
Big Lots, Inc.	8,960	427,840
Biglari Holdings, Inc. (1)	19	8,284
BJ's Restaurants, Inc. (1)	4,801	170,676
Bloomin Brands, Inc.	194,887	3,359,852
Blue Nile, Inc.	2,162	74,416
Bob Evans Farms, Inc.	4,129	158,141
Bojangles, Inc. (1)	1,951	31,138
Borgwarner, Inc.	803	28,250
Boyd Gaming Corp. (1)	16,715	330,623
Bright Horizons Family Solutions, Inc. (1)	22,252	1,488,436
Brinker International, Inc.	1,746	88,051
Brunswick Corp.	2,309	112,633
Buckle, Inc.	1,868	44,888
Buffalo Wild Wings, Inc. (1)	85,549	12,040,166
Build-A-Bear Workshop, Inc. (1)	203	2,103
Burlington Stores, Inc. (1)	1,262	102,247
Cabela's, Inc. (1)	69,191	3,800,662
Cable One, Inc.	145	84,680
CalAtlantic Group, Inc.	281	9,397
Callaway Golf Co.	6,768	78,576
Capella Education Company	2,055	119,272
CarMax, Inc. (1)	236,230	12,602,870
Carmike Cinemas, Inc. (1)	3,104	101,470
Carriage Services, Inc.	2,688	63,571
Carrols Restaurant Group, Inc. (1)	5,903	77,979
Carter's, Inc.	1,570	136,135
Cato Corp.	914	30,061
Cavco Industries, Inc. (1)	1,735	171,852
Central European Media Enterprises Ltd (1)	14,647	33,835
Century Casinos, Inc. (1)	1,884	13,018
Century Communities, Inc. (1)	285	6,130
Cheesecake Factory, Inc.	9,118	456,447
Chegg, Inc. (1)	6,885	48,815
Chicos FAS, Inc.	23,408	278,555
Children's Place, Inc.	3,836	306,381
Chipotle Mexican Grill, Inc. (1)	887	375,644
Choice Hotels International, Inc.	691	31,150
Churchill Downs, Inc.	2,726	398,950
Chuy's Holdings, Inc. (1)	58,267	1,627,980
Cinemark Holdings, Inc.	3,324	127,243
Clear Channel Outdoor Holdings, Inc.	555	3,241
ClubCorp Holdings, Inc.	13,195	190,932
Coach, Inc.	1,690	61,786
Collectors Universe, Inc.	1,630	30,204
Columbia Sportswear Co.	5,449	309,176
Container Store Group, Inc. (1)	854	4,287
Cooper-Standard Holdings, Inc. (1)	2,759	272,589
Core Mark Holding Company, Inc.	71,277	2,551,717
Cracker Barrel Old Country Store, Inc.	3,655	483,264
Crocs, Inc. (1)	15,207	126,218
CST Brands, Inc.	72,000	3,462,480
Culp, Inc.	2,089	62,190
D. R. Horton, Inc.	5,808	175,402
Daily Journal Corp. (1)	149	32,631
Darden Restaurants, Inc.	3,659	224,370
Dave & Buster's Entertainment, Inc. (1)	7,642	299,414
Deckers Outdoor Corp. (1)	443	26,381
Del Frisco's Restaurant Group, Inc. (1)	306	4,122
Delphi Automotive Plc	8,566	610,927
Denny's Corp. (1)	11,674	124,795
Destination XL Group, Inc. (1)	4,937	21,377
Dick's Sporting Goods, Inc.	2,144	121,608
DineEquity, Inc.	2,092	165,665
Discovery Communications, Inc. - Class A (1)	4,367	117,560
Discovery Communications, Inc. - Class C (1)	6,884	181,118
Dollar General Corp.	8,935	625,361
Dollar Tree, Inc. (1)	7,116	561,666
Domino's Pizza, Inc.	1,567	237,949
Dorman Products, Inc. (1)	5,355	342,184
Drew Industries, Inc.	4,762	466,771
Duluth Holdings, Inc. (1)	1,864	49,415
Dunkin' Brands Group, Inc.	2,883	150,147
Eldorado Resorts, Inc. (1)	5,110	71,847
Empire Resorts, Inc. (1)	40	806
Entravision Communications Corp.	12,689	96,817
Ethan Allen Interiors, Inc.	5,056	158,101
Etsy, Inc. (1)	21,162	302,193
Expedia, Inc.	18,642	2,175,894
Extended Stay America, Inc.	310	4,402
Fiesta Restaurant Group, Inc. (1)	4,588	110,112
Finish Line, Inc.	2,506	57,838
Five Below, Inc. (1)	10,811	435,575
Foot Locker, Inc.	3,807	257,810
Fox Factory Holding Corp. (1)	4,345	99,805
Francesca's Holdings Corp. (1)	7,989	123,270
Fred's, Inc.	331	2,999
Gaia, Inc. (1)	272	1,958
Gap, Inc.	435	9,674
Genesco, Inc. (1)	474	25,814
Gentex Corp.	5,740	100,794
Gentherm, Inc. (1)	64,149	2,015,562
Genuine Parts Co.	4,322	434,145
G-III Apparel Group Ltd (1)	6,823	198,890
Global Eagle Entertainment, Inc. (1)	621	5,161
GNC Holdings, Inc.	13,621	278,141
Golden Entertainment, Inc.	451	5,624
Grand Canyon Education, Inc. (1)	9,116	368,195
Gray Television, Inc. (1)	215,365	2,231,181
Group 1 Automotive, Inc.	921	58,833
Groupon, Inc. (1)	11,235	57,860
Hanesbrands, Inc.	11,822	298,505
Harley-Davidson, Inc.	5,681	298,764
Harman International Industries, Inc.	12,985	1,096,583
Hasbro, Inc.	3,525	279,638
Helen Of Troy Corp. (1)	44,253	3,813,281
Hemisphere Media Group, Inc. (1)	1,105	14,089
Hibbett Sports, Inc. (1)	3,785	151,021
Hilton Worldwide Holdings, Inc.	14,472	331,843
Hooker Furniture Corp.	91	2,229
Horizon Global Corp. (1)	3,528	70,313
Houghton Mifflin Harcourt Co. (1)	16,548	221,909
HSN, Inc.	6,351	252,770
Hyatt Hotels Corp. (1)	41	2,018
IMAX Corp. (1)	86,527	2,506,687
Installed Building Products, Inc. (1)	3,955	141,866
Interpublic Group of Companies, Inc.	12,588	281,342
Interval Leisure Group, Inc.	2,099	36,040
iRobot Corp. (1)	5,445	239,471
Isle of Capri Casinos, Inc. (1)	4,876	108,637
Jack in the Box, Inc.	5,097	489,006
Jamba, Inc. (1)	2,556	27,912
John Wiley & Sons, Inc.	152,000	7,844,720
Johnson Controls International Plc	6,195	288,237
Kate Spade & Co. (1)	4,057	69,496
KB Home	3,545	57,145
Kirkland's, Inc. (1)	1,288	15,688
Kona Grill, Inc. (1)	745	9,365
L Brands, Inc.	1,380	97,663
La Quinta Holdings, Inc. (1)	3,403	38,046
La-Z-Boy, Inc.	4,097	100,622
Lear Corp.	1,917	232,379
Leggett & Platt, Inc.	4,158	189,522
Lennar Corp. - Class A	2,962	125,411
Lennar Corp. - Class B	156	5,237
LGI Homes, Inc. (1)	2,846	104,847
Libbey, Inc.	339	6,051
Liberty Braves Group (1)	437	7,595
Liberty Interactive Corp. (1)	7,863	157,339
Liberty Media Group LLC (1)	1,562	43,955
Liberty Media Group LLC (1)	777	22,261
Liberty Tax, Inc.	1,211	15,477
Liberty TripAdvisor Holdings, Inc. (1)	14,421	315,099
Liberty Ventures (1)	756	30,142
LifeLock, Inc. (1)	16,880	285,610
Lindblad Expeditions Holdings, Inc. (1)	2,814	25,326
Lions Gate Entertainment Corp.	1,844	36,862
Lithia Motors, Inc.	4,793	457,827
Live Nation Entertainment, Inc. (1)	2,395	65,815
LKQ Corp. (1)	75,922	2,692,194
Loral Space and Communications, Inc. (1)	2,508	98,088
Lululemon Athletica, Inc. (1)	3,044	185,623
M.D.C. Holdings, Inc.	2,961	76,394
M/I Homes, Inc. (1)	820	19,327
Malibu Boats, Inc. (1)	3,596	53,580
Marine Products Corp.	2,093	18,774
MarineMax, Inc. (1)	2,780	58,241
Marriott International, Inc.	127,125	8,559,313
Marriott Vacations Worldwide Corp.	275	20,163
Mattel, Inc.	10,701	324,026
MCBC Holdings, Inc.	1,467	16,724
MDC Partners, Inc.	250,044	2,680,472
Meritage Homes Corp. (1)	567	19,675
Metaldyne Performance Group, Inc.	1,798	28,498
MGM Resorts International (1)	1,304	33,943
Michael Kors Holdings Ltd (1)	5,072	237,319
Mohawk Industries, Inc. (1)	1,531	306,721
Monro Muffler Brake, Inc.	52,597	3,217,358
Morningstar, Inc.	546	43,281
Motorcar Parts of America, Inc. (1)	3,372	97,046
MSG Networks, Inc. (1)	3,905	72,672
Murphy USA, Inc. (1)	687	49,024
Nathan's Famous, Inc. (1)	606	31,842
National CineMedia, Inc.	171,330	2,521,978
Nautilus, Inc. (1)	6,295	143,022
Netflix, Inc. (1)	19,795	1,950,797
New Home Company, Inc. (1)	451	4,812
New Media Investment Group, Inc.	1,257	19,483
Newell Brands, Inc.	14,768	777,683
Nexstar Broadcasting Group, Inc.	5,926	341,989
Noodles & Co. (1)	1,720	8,187
Nordstrom, Inc.	3,863	200,412
Norwegian Cruise Line Holdings Ltd (1)	452	17,040
Nutrisystem, Inc.	5,745	170,569
NVR, Inc. (1)	110	180,386
Ollie's Bargain Outlet Holdings, Inc. (1)	186,492	4,887,955
Omnicom Group, Inc.	7,418	630,530
O'Reilly Automotive, Inc. (1)	7,889	2,209,788
Overstock.com, Inc. (1)	2,721	41,686
Oxford Industries, Inc.	3,061	207,230
Panera Bread Co. (1)	702	136,693
Papa John's International, Inc.	25,207	1,987,572
Party City Holdings, Inc. (1)	2,302	39,410
Penn National Gaming, Inc. (1)	13,161	178,595
PetMed Express, Inc.	3,939	79,883
Pier 1 Imports, Inc.	2,474	10,490
Pinnacle Entertainment, Inc. (1)	964	11,896
Planet Fitness, Inc. (1)	3,830	76,868
Polaris Industries, Inc.	1,891	146,439
Pool Corp.	1,268	119,851
Popeyes Louisiana Kitchen, Inc. (1)	66,853	3,552,568
Potbelly Corp. (1)	49,656	617,224
Pulte Group, Inc.	3,269	65,511
Radio One, Inc. (1)	4,291	13,002
Ralph Lauren Corp.	120	12,137
Reading International, Inc. (1)	954	12,736
Red Robin Gourmet Burgers, Inc. (1)	506	22,740
Red Rock Resorts, Inc.	6,286	148,287
Regal Entertainment Group	696	15,138
Ross Stores, Inc.	283,403	18,222,813
Ruth's Hospitality Group, Inc.	6,203	87,586
Sally Beauty Holdings, Inc. (1)	412,591	10,595,337
Scientific Games Corp. (1)	10,184	114,774
Scripps Networks Interactive, Inc.	2,584	164,058
Sears Holdings Corp. (1)	369	4,229
SeaWorld Entertainment, Inc.	13,578	183,031
Select Comfort Corp. (1)	9,365	202,284
Service Corp. International	5,871	155,816
ServiceMaster Global Holdings, Inc. (1)	4,253	143,241
Shake Shack, Inc. (1)	3,249	112,643
Shutterfly, Inc. (1)	6,979	311,543
Signet Jewelers Ltd	93,679	6,981,896
Sinclair Broadcast Group, Inc.	13,400	386,992
Sirius XM Holdings, Inc. (1)	55,799	232,682
Six Flags Entertainment Corp.	2,245	120,354
Skechers USA, Inc. (1)	4,103	93,959
Smith & Wesson Holding Corp. (1)	11,049	293,793
Sonic Corp.	9,345	244,652
Sotheby's	5,721	217,512
Sportsman's Warehouse Holdings, Inc. (1)	4,796	50,454
Standard Motor Products, Inc.	2,625	125,370
Starz (1)	2,662	83,028
Stein Mart, Inc.	5,991	38,043
Steven Madden Ltd (1)	56,442	1,950,636
Stoneridge, Inc. (1)	5,555	102,212
Strayer Education, Inc. (1)	953	44,486
Sturm, Ruger & Company, Inc.	3,699	213,654
Superior Uniform Group, Inc.	1,469	29,072
Tailored Brands, Inc.	2,844	44,651
Taylor Morrison Home Corp. (1)	6,438	113,309
Tempur Sealy International, Inc. (1)	1,671	94,813
Tenneco, Inc. (1)	11,284	657,519
Texas Roadhouse, Inc.	76,241	2,975,686
The Habit Restaurants, Inc. (1)	2,607	36,498
The Madison Square Garden Co. (1)	59	9,995
The Michaels Companies, Inc. (1)	2,182	52,739
Thor Industries, Inc.	1,507	127,643
Tile Shop Holdings, Inc. (1)	6,357	105,208
Toll Brothers, Inc. (1)	2,314	69,096
TopBuild Corp. (1)	1,018	33,798
Tractor Supply Co.	160,493	10,809,204
Travelport Worldwide Ltd	17,590	264,378
TRI Pointe Group, Inc. (1)	1,744	22,986
Tribune Media Co.	185	6,756
TripAdvisor, Inc. (1)	176,321	11,139,961
tronc, Inc.	3,160	53,341
Tupperware Brands Corp.	1,578	103,154
Ulta Salon Cosmetics & Fragrance, Inc. (1)	12,702	3,022,822
Under Armour, Inc. (1)	173,126	5,862,046
Under Armour, Inc. (1)	5,747	222,294
Unique Fabricating, Inc.	1,253	15,337
Universal Electronics, Inc. (1)	2,861	213,030
Urban Outfitters, Inc. (1)	2,202	76,013
Vail Resorts, Inc.	1,129	177,118
Vera Bradley, Inc. (1)	2,764	41,875
Viacom, Inc. - Class A	271	11,604
Viacom, Inc. - Class B	9,552	363,931
Vince Holding Corp. (1)	381	2,149
Vista Outdoor, Inc. (1)	36,305	1,447,117
Visteon Corp.	1,082	77,536
Vitamin Shoppe, Inc. (1)	284	7,625
Wayfair, Inc. (1)	6,266	246,692
Weight Watchers International, Inc. (1)	5,108	52,715
Wendy's Co.	3,655	39,474
Weyco Group, Inc.	51	1,370
Whirlpool Corp.	43,692	7,085,095
Williams-Sonoma, Inc.	2,774	141,696
Wingstop, Inc.	40,656	1,191,221
Winmark Corp.	446	47,062
Winnebago Industries, Inc.	5,483	129,234
Wolverine World Wide, Inc.	2,973	68,468
Workhorse Group, Inc. (1)	2,033	14,719
World Wrestling Entertainment, Inc.	7,410	157,833
Wyndham Worldwide Corp.	3,459	232,894
Wynn Resorts Ltd	2,290	223,092
ZAGG, Inc. (1)	585	4,738
Zoe's Kitchen, Inc. (1)	3,736	82,902
		237,357,938
Consumer Staples - 6.17%
AdvancePierre Foods Holdings, Inc.	2,737	75,432
Alico, Inc.	72	1,934
Amplify Snack Brands, Inc. (1)	5,719	92,648
Avon Products, Inc.	19,362	109,589
B&G Foods, Inc.	13,170	647,701
Blue Buffalo Pet Products, Inc. (1)	202,091	4,801,682
Boston Beer, Inc. (1)	1,788	277,605
Brown Forman Corp. - Class A	1,636	81,391
Brown Forman Corp. - Class B	5,860	277,998
Calavo Growers, Inc.	42,837	2,802,825
Cal-Maine Foods, Inc.	4,863	187,420
Campbell Soup Co.	5,852	320,104
Casey's General Stores, Inc.	124,772	14,991,356
Central Garden & Pet Co. (1)	872	21,626
Central Garden & Pet Co. (1)	190	4,940
Church & Dwight Co., Inc.	8,056	386,043
Clorox Co.	3,466	433,874
Coca-Cola Bottling Co. Consolidated	974	144,308
ConAgra Foods, Inc.	10,844	510,861
Coty, Inc.	769	18,071
Craft Brew Alliance, Inc. (1)	1,203	22,652
Darling Ingredients, Inc. (1)	9,174	123,941
Dean Foods Co.	9,325	152,930
Diplomat Pharmacy, Inc. (1)	9,273	259,737
Dr Pepper Snapple Group, Inc.	5,819	531,333
Energizer Holdings, Inc.	585	29,227
Farmer Brothers Co. (1)	1,547	54,996
Flowers Foods, Inc.	755,519	11,423,447
Fresh Del Monte Produce, Inc.	367	21,983
Freshpet, Inc. (1)	4,492	38,856
Herbalife Ltd (1)	2,315	143,507
Hormel Foods Corp.	7,424	281,592
HRG Group, Inc. (1)	23,885	374,994
Ingredion, Inc.	1,590	211,565
Inter Parfums, Inc.	1,510	48,728
Inventure Foods, Inc. (1)	3,855	36,237
J & J Snack Foods Corp.	20,469	2,438,267
John B. Sanfilippo & Son, Inc.	447	22,944
Kellogg Co.	7,200	557,784
Lancaster Colony Corp.	3,759	496,526
Landec Corp. (1)	1,384	18,559
Lifevantage Corp. (1)	2,670	25,258
Lifeway Foods, Inc. (1)	774	13,112
Limoneira Co.	2,135	40,351
McCormick & Co, Inc.	3,631	362,810
Mead Johnson Nutrition Co.	99,614	7,870,502
Medifast, Inc.	2,078	78,528
MGP Ingredients, Inc.	27,281	1,105,426
Molson Coors Brewing Co.	74,000	8,125,200
Monster Beverage Corp. (1)	14,935	2,192,607
National Beverage Corp. (1)	2,293	101,007
Natural Health Trends Corp.	1,462	41,316
Nu Skin Enterprises, Inc.	484	31,354
Omega Protein Corp. (1)	234	5,469
Orchids Paper Products Co.	1,845	50,239
Performance Food Group Co. (1)	7,641	189,497
Pilgrim's Pride Corp.	260	5,491
Post Holdings, Inc. (1)	1,167	90,057
PriceSmart, Inc.	4,057	339,814
Primo Water Corp. (1)	4,093	49,648
Revlon, Inc. (1)	726	26,702
Rite Aid Corp. (1)	32,256	248,049
Smart & Final Stores, Inc. (1)	3,161	40,366
Snyder's-Lance, Inc.	289,204	9,711,470
Spectrum Brands Holdings, Inc.	772	106,297
Sprouts Farmers Market, Inc. (1)	4,401	90,881
Synutra International, Inc. (1)	1,199	5,108
The Chefs' Warehouse, Inc. (1)	3,455	38,489
The Hain Celestial Group, Inc. (1)	2,398	85,321
The Hershey Co.	4,402	420,831
The J. M. Smucker Co.	56,500	7,658,010
Tootsie Roll Industries, Inc.	3,592	132,293
TreeHouse Foods, Inc. (1)	188,321	16,419,708
Turning Point Brands, Inc. (1)	610	7,332
Tyson Foods, Inc.	4,283	319,812
US Foods Holding Corp. (1)	1,363	32,180
USANA Health Sciences, Inc. (1)	1,068	147,758
Vector Group Ltd	7,966	171,516
WD-40 Co.	2,812	316,153
WhiteWave Foods Co. (1)	5,453	296,807
Whole Foods Market, Inc.	340,636	9,657,031
		110,127,013
Energy - 2.72%
Abraxas Petroleum Corp. (1)	10,121	17,104
Baker Hughes, Inc.	22,715	1,146,426
Cabot Oil & Gas Corp.	10,150	261,870
Callon Petroleum Co. (1)	29,095	456,792
Carrizo Oil & Gas, Inc. (1)	94,937	3,856,341
Chesapeake Energy Corp. (1)	1,561	9,787
Cimarex Energy Co.	474	63,691
Continental Resources, Inc. (1)	1,240	64,430
Core Laboratories NV	148,745	16,708,526
CVR Energy, Inc.	234	3,222
Denbury Resources, Inc. (1)	890,500	2,876,315
Devon Energy Corp.	1,490	65,724
Diamondback Energy, Inc. (1)	592	57,152
Evolution Petroleum Corp.	4,867	30,565
Forum Energy Technologies, Inc. (1)	196,044	3,893,434
Isramco, Inc. (1)	149	12,427
Matador Resources Co. (1)	16,773	408,255
Newfield Exploration Co. (1)	1,614	70,144
Oceaneering International, Inc.	32,255	887,335
Oil States International, Inc. (1)	38,130	1,203,764
ONEOK, Inc.	6,552	336,707
Panhandle Oil and Gas, Inc.	1,543	27,049
Par Petroleum Corp. (1)	2,907	38,024
Parsley Energy, Inc. (1)	161,941	5,426,643
PHI, Inc. (1)	278	5,051
Range Resources Corp.	26,305	1,019,324
Renewable Energy Group, Inc. (1)	467	3,955
Rice Energy, Inc. (1)	96,245	2,512,957
RigNet, Inc. (1)	184	2,782
RPC, Inc. (1)	64,628	1,085,750
RSP Permian, Inc. (1)	81,863	3,174,647
Sanchez Energy Corp. (1)	3,627	32,063
Southwestern Energy Co. (1)	15,345	212,375
Synergy Resources Corp. (1)	254,433	1,763,221
TETRA Technologies, Inc. (1)	12,211	74,609
The Williams Companies, Inc.	3,590	110,321
US Silica Holdings, Inc.	12,874	599,413
		48,518,195
Financials - 9.86%
Affiliated Managers Group, Inc. (1)	80,441	11,639,813
Allegiance Bancshares, Inc. (1)	189	5,103
Allied World Assurance Co. Holdings AG	341,500	13,803,430
Ameriprise Financial, Inc.	1,500	149,655
Ameris Bancorp	5,177	180,936
AMERISAFE, Inc.	42,591	2,503,499
AmTrust Financial Services, Inc.	191	5,125
Argo Group International Holdings Ltd	25,780	1,454,508
Arthur J. Gallagher & Co.	221,781	11,281,999
Artisan Partners Asset Management, Inc.	1,136	30,899
Atlantic Capital Bancshares, Inc. (1)	563	8,434
Atlas Financial Holdings, Inc. (1)	1,175	18,530
Banc of California, Inc.	7,116	124,245
Bank of the Ozarks, Inc.	17,782	682,829
Bankwell Financial Group, Inc.	191	4,525
BGC Partners, Inc.	44,174	386,523
Blue Hills Bancorp, Inc.	430	6,459
BNC Bancorp	660	16,051
Bofi Holding, Inc. (1)	11,430	256,032
Brown & Brown, Inc.	213	8,032
Capital Bank Financial Corp.	2,004	64,348
Cardinal Financial Corp.	371	9,679
CBOE Holdings, Inc.	2,543	164,914
Central Pacific Financial Corp.	109,452	2,757,096
Chemical Financial Corp.	69,553	3,069,374
Citizens Financial Group, Inc.	6,841	169,041
CoBiz Financial, Inc.	718	9,557
Cohen & Steers, Inc.	4,121	176,173
Commerce Bancshares, Inc.	205,500	10,122,930
County Bancorp, Inc.	601	12,026
Cowen Group, Inc. (1)	1,427	5,180
Crawford & Co.	2,196	24,925
Credit Acceptance Corp. (1)	252	50,670
CU Bancorp (1)	409	9,329
Cullen/Frost Bankers, Inc.	163,500	11,762,190
Customers Bancorp, Inc. (1)	1,949	49,037
Diamond Hill Investment Group, Inc.	655	121,037
Eagle Bancorp, Inc. (1)	63,897	3,152,039
Eaton Vance Corp.	3,443	134,449
eHealth, Inc. (1)	3,614	40,513
Endurance Specialty Holdings Ltd	199,000	13,024,550
Erie Indemnity Co.	574	58,588
Essent Group Ltd (1)	15,142	402,929
Evercore Partners, Inc.	53,696	2,765,881
Federated Investors, Inc.	2,853	84,534
Fifth Street Asset Management, Inc.	1,153	6,353
Financial Engines, Inc.	10,699	317,867
First Connecticut Bancorp, Inc.	552	9,820
First Financial Bankshares, Inc.	7,974	290,573
First Foundation, Inc. (1)	852	21,019
First Republic Bank	103,006	7,942,793
FirstCash, Inc.	5,489	258,422
Franklin Financial Network, Inc. (1)	475	17,765
GAIN Capital Holdings, Inc.	1,389	8,584
GAMCO Investors, Inc.	184	5,238
Great Western Bancorp, Inc.	85,226	2,839,730
Green Dot Corp. (1)	1,429	32,953
Greenhill & Co, Inc.	4,014	94,610
Hennessy Advisors, Inc.	562	19,934
Heritage Commerce Corp.	444	4,857
Hilltop Holdings, Inc. (1)	87,515	1,965,587
Hingham Institution for Savings	126	17,451
Home Bancorp, Inc.	147	4,116
Home Bancshares, Inc.	24,351	506,744
Houlihan Lokey, Inc.	2,350	58,868
Interactive Brokers Group, Inc.	220	7,759
Invesco Ltd	2,205	68,950
Investment Technology Group, Inc.	824	14,123
James River Group Holdings Ltd	113,436	4,106,383
Ladenburg Thalmann Financial Services, Inc. (1)	2,521	5,824
Lazard Ltd	134,973	4,907,618
LendingClub Corp. (1)	29,854	184,498
LendingTree, Inc. (1)	21,211	2,055,558
Lincoln National Corp.	1,718	80,712
Live Oak Bancshares, Inc.	3,790	54,652
LPL Financial Holdings, Inc.	378	11,306
Maiden Holdings Ltd	1,653	20,977
MarketAxess Holdings, Inc.	15,494	2,565,651
Medley Management, Inc.	518	4,356
Meridian Bancorp, Inc.	1,539	23,962
Moelis & Co.	3,610	97,073
Moody's Corp.	4,759	515,305
MSCI, Inc.	2,855	239,649
National Bank Holdings Corp.	4,803	112,246
National General Holdings Corp.	5,813	129,281
National Interstate Corp.	348	11,320
Nationstar Mortgage Holdings, Inc. (1)	3,131	46,370
Northern Trust Corp.	167,000	11,354,330
Northfield Bancorp, Inc.	809	13,025
NorthStar Asset Management Group, Inc.	5,863	75,809
OM Asset Management Plc	5,307	73,820
Opus Bank	2,269	80,255
Orchid Island Capital, Inc.	986	10,274
Pacific Premier Bancorp, Inc. (1)	1,772	46,887
Park Sterling Corp.	3,216	26,114
Patriot National, Inc. (1)	2,125	19,146
PICO Holdings, Inc. (1)	678	7,994
Pinnacle Financial Partners, Inc.	1,105	59,758
PRA Group, Inc. (1)	104,578	3,612,124
Primerica, Inc.	9,251	490,581
Prosperity Bancshares, Inc.	183,000	10,044,870
Pzena Investment Management, Inc.	2,069	15,931
Regional Management Corp. (1)	247	5,348
RLI Corp.	6,270	428,617
SEI Investments Co.	4,004	182,622
ServisFirst Bancshares, Inc.	4,611	239,357
Signature Bank (1)	88,077	10,432,721
Silvercrest Asset Management Group, Inc.	1,327	15,752
South State Corp.	61,455	4,611,583
State National Companies, Inc.	372	4,137
SVB Financial Group (1)	65,834	7,277,290
T. Rowe Price Group, Inc.	5,824	387,296
TD Ameritrade Holding Corp.	6,950	244,918
Texas Capital Bancshares, Inc. (1)	45,114	2,477,661
The Progressive Corp.	1,707	53,771
Third Point Reinsurance Ltd (1)	1,128	13,536
Trupanion, Inc. (1)	2,778	46,948
Union Bankshares Inc/Morrisville VT	675	22,991
United Insurance Holdings Corp.	2,461	41,788
Universal Insurance Holdings, Inc.	4,687	118,112
Value Line, Inc.	250	4,060
Veritex Holdings, Inc. (1)	478	8,312
Virtu Financial, Inc.	5,053	75,643
Waddell & Reed Financial, Inc.	1,526	27,712
Western Alliance Bancorp (1)	66,306	2,489,127
Westfield Financial, Inc.	526	4,024
Westwood Holdings Group, Inc.	1,695	90,021
WisdomTree Investments, Inc.	22,266	229,117
WMIH Corp. (1)	39,368	92,121
Xenith Bankshares, Inc. (1)	5,838	13,486
XL Group Ltd	2,899	97,493
		176,160,955
Health Care - 19.54%
AAC Holdings, Inc. (1)	55,907	972,223
Abaxis, Inc.	4,523	233,477
ABIOMED, Inc. (1)	15,589	2,004,434
Acadia Healthcare Co., Inc. (1)	42,495	2,105,627
ACADIA Pharmaceuticals, Inc. (1)	3,021	96,098
Accelerate Diagnostics, Inc. (1)	4,202	114,547
Acceleron Pharma, Inc. (1)	5,653	204,582
Accuray, Inc. (1)	15,387	98,015
AcelRx Pharmaceuticals, Inc. (1)	6,872	26,732
Aceto Corp.	5,082	96,507
Achillion Pharmaceuticals, Inc. (1)	24,008	194,465
Aclaris Therapeutics, Inc. (1)	2,179	55,804
Acorda Therapeutics, Inc. (1)	1,198	25,014
Adamas Pharmaceuticals, Inc. (1)	1,613	26,469
Addus HomeCare Corp. (1)	106	2,773
Adeptus Health, Inc. (1)	2,775	119,464
Aduro Biotech, Inc. (1)	7,456	92,678
Advaxis, Inc. (1)	7,521	80,399
Aerie Pharmaceuticals, Inc. (1)	4,695	177,189
Agenus, Inc. (1)	12,016	86,275
Agile Therapeutics, Inc. (1)	2,675	18,671
Agilent Technologies, Inc.	2,671	125,777
Agios Pharmaceuticals, Inc. (1)	867	45,795
Aimmune Therapeutics, Inc. (1)	5,098	76,470
Air Methods Corp. (1)	7,089	223,233
Akebia Therapeutics, Inc. (1)	2,042	18,480
Akorn, Inc. (1)	60,646	1,653,210
Albany Molecular Research, Inc. (1)	2,398	39,591
Alder Biopharmaceuticals, Inc. (1)	9,398	307,972
Alere, Inc. (1)	488	21,101
Alexion Pharmaceuticals, Inc. (1)	53,960	6,612,258
Align Technology, Inc. (1)	84,763	7,946,531
Alkermes Plc (1)	4,717	221,841
Almost Family, Inc. (1)	395	14,524
Alnylam Pharmaceuticals, Inc. (1)	2,037	138,068
AMAG Pharmaceuticals, Inc. (1)	2,094	51,324
Amedisys, Inc. (1)	5,704	270,598
American Renal Associates Holdings, Inc. (1)	1,502	27,442
AmerisourceBergen Corp.	121,466	9,812,023
Amicus Therapeutics, Inc. (1)	29,004	214,630
AMN Healthcare Services, Inc. (1)	9,539	304,008
Amphastar Pharmaceuticals, Inc. (1)	7,371	139,828
Ampio Pharmaceuticals, Inc. (1)	8,491	6,285
Amsurg Corp. (1)	966	64,770
Analogic Corp.	210	18,606
Anavex Life Sciences Corp. (1)	6,435	23,359
ANI Pharmaceuticals, Inc. (1)	1,559	103,440
Anika Therapeutics, Inc. (1)	2,399	114,792
Anthera Pharmaceuticals, Inc. (1)	7,638	24,060
Applied Genetic Technologies Corp. (1)	2,463	24,088
Aptevo Therapeutics, Inc. (1)	3,180	8,141
Aratana Therapeutics, Inc. (1)	6,042	56,553
Ardelyx, Inc. (1)	724	9,369
Arena Pharmaceuticals, Inc. (1)	47,435	83,011
Argos Therapeutics, Inc. (1)	3,674	18,260
ARIAD Pharmaceuticals, Inc. (1)	33,374	456,890
Array BioPharma, Inc. (1)	2,644	17,847
Arrowhead Pharmaceuticals, Inc. (1)	10,953	80,505
Asterias Biotherapeutics, Inc. - Class A (1)	4,296	18,215
Atara Biotherapeutics, Inc. (1)	250	5,347
Athenahealth, Inc. (1)	16,597	2,093,214
Athersys, Inc. (1)	13,801	29,396
AtriCure, Inc. (1)	4,796	75,873
Atrion Corp.	269	114,755
Audentes Therapeutics, Inc. (1)	920	16,385
Avexis, Inc. (1)	937	38,614
Avinger, Inc. (1)	5,067	24,170
AxoGen, Inc. (1)	4,671	42,179
Axovant Sciences Ltd (1)	4,751	66,514
Axsome Therapeutics, Inc. (1)	2,084	16,422
Bellicum Pharmaceuticals, Inc. (1)	2,689	53,511
BioCryst Pharmaceuticals, Inc. (1)	11,626	51,271
BioMarin Pharmaceutical, Inc. (1)	91,138	8,432,088
Bio-Path Holdings, Inc. (1)	16,081	22,513
Bio-Rad Laboratories, Inc. (1)	20,989	3,438,208
BioScrip, Inc. (1)	3,639	10,517
BioSpecifics Technologies Corp. (1)	1,030	47,040
Bio-Techne Corp.	22,487	2,462,326
BioTelemetry, Inc. (1)	5,269	97,845
BioTime, Inc. (1)	13,266	51,737
Bluebird Bio, Inc. (1)	2,850	193,173
Blueprint Medicines Corp. (1)	4,186	124,324
Bruker Corp.	3,320	75,198
C.R. Bard, Inc.	37,306	8,366,990
Cambrex Corp. (1)	6,465	287,434
Cantel Medical Corp.	34,119	2,660,600
Capital Senior Living Corp. (1)	5,508	92,534
Cara Therapeutics, Inc. (1)	513	4,284
Cardiovascular Systems, Inc. (1)	6,615	157,040
Castlight Health, Inc. (1)	8,226	34,220
Catalent, Inc. (1)	150,369	3,885,535
Cellular Biomedicine Group, Inc. (1)	1,584	22,968
Cempra, Inc. (1)	9,172	221,962
Centene Corp. (1)	173,594	11,623,854
Cepheid (1)	329,444	17,358,404
Cerner Corp. (1)	48,089	2,969,496
Cerus Corp. (1)	17,290	107,371
Charles River Laboratories International, Inc. (1)	1,466	122,176
Chemed Corp.	3,264	460,452
ChemoCentryx, Inc. (1)	4,099	24,758
ChromaDex Corp. (1)	5,667	16,888
Cidara Therapeutics, Inc. (1)	111	1,271
Civitas Solutions, Inc. (1)	2,950	53,867
Clearside Biomedical, Inc. (1)	1,321	22,919
Clovis Oncology, Inc. (1)	6,545	235,947
Coherus Biosciences, Inc. (1)	6,022	161,269
Collegium Pharmaceutical, Inc. (1)	2,634	50,731
Computer Programs & Systems, Inc.	2,307	60,120
Concert Pharmaceuticals, Inc. (1)	1,313	13,274
ConforMIS, Inc. (1)	6,903	68,478
Corcept Therapeutics, Inc. (1)	14,531	94,452
Corindus Vascular Robotics, Inc. (1)	10,209	11,332
CorVel Corp. (1)	1,924	73,882
Cotiviti Holdings, Inc. (1)	1,924	64,512
Cross Country Healthcare, Inc. (1)	6,233	73,425
CryoLife, Inc.	4,039	70,965
Curis, Inc. (1)	22,415	58,503
Cutera, Inc. (1)	2,262	26,963
Cynosure, Inc. (1)	4,732	241,048
Cytokinetics, Inc. (1)	6,566	60,276
CytomX Therapeutics, Inc. (1)	3,933	61,669
CytRx Corp. (1)	24,763	14,568
DaVita, Inc. (1)	2,069	136,699
DENTSPLY SIRONA, Inc.	331,250	19,686,188
Depomed, Inc. (1)(4)	12,376	309,029
Dermira, Inc. (1)	4,926	166,597
DexCom, Inc. (1)	2,578	225,987
Dimension Therapeutics, Inc. (1)	889	7,103
Durect Corp. (1)	25,949	36,069
Dynavax Technologies Corp. (1)	7,644	80,186
Eagle Pharmaceuticals, Inc. (1)	1,728	120,960
Edge Therapeutics, Inc. (1)	1,253	13,044
Editas Medicine, Inc. (1)	1,363	18,373
Edwards Lifesciences Corp. (1)	6,627	798,951
Egalet Corp. (1)	948	7,214
Eiger BioPharmaceuticals, Inc. (1)	648	8,677
Emergent BioSolutions, Inc. (1)	6,662	210,053
Endologix, Inc. (1)	16,127	206,426
Ensign Group, Inc.	84,988	1,710,808
Entellus Medical, Inc. (1)	1,449	32,139
Envision Healthcare Holdings, Inc. (1)	4,874	108,544
Enzo Biochem, Inc. (1)	7,241	36,857
Epizyme, Inc. (1)	5,570	54,809
Exact Sciences Corp. (1)	21,345	396,377
Exelixis, Inc. (1)	28,496	364,464
FibroGen, Inc. (1)	10,793	223,415
Five Prime Therapeutics, Inc. (1)	1,233	64,720
Flex Pharma, Inc. (1)	1,716	20,214
Flexion Therapeutics, Inc. (1)	4,734	92,502
Fluidigm Corp. (1)	5,650	45,257
Fortress Biotech, Inc. (1)	6,531	19,397
Foundation Medicine, Inc. (1)	2,606	60,850
Galena Biopharma, Inc. (1)	36,340	12,730
Genesis Healthcare, Inc. (1)	3,305	8,824
GenMark Diagnostics, Inc. (1)	7,806	92,111
Genomic Health, Inc. (1)	3,646	105,442
Geron Corp. (1)	29,414	66,476
Glaukos Corp. (1)	3,259	122,995
Global Blood Therapeutics, Inc. (1)	3,410	78,601
Globus Medical, Inc. (1)	125,266	2,827,254
GlycoMimetics, Inc. (1)	2,544	18,190
Halozyme Therapeutics, Inc. (1)	22,209	268,285
HealthEquity, Inc. (1)	78,717	2,979,438
HealthSouth Corp.	18,022	731,153
HealthStream, Inc. (1)	5,052	139,435
Henry Schein, Inc. (1)	18,567	3,026,050
Heron Therapeutics, Inc. (1)	6,544	112,753
Heska Corp. (1)	1,224	66,622
Hill-Rom Holdings, Inc.	1,925	119,312
HMS Holdings Corp. (1)	143,231	3,175,431
Hologic, Inc. (1)	55,382	2,150,483
Horizon Pharma Plc (1)	32,530	589,769
ICON Plc (1)	27,435	2,122,646
ICU Medical, Inc. (1)	33,819	4,274,045
Idera Pharmaceuticals, Inc. (1)	15,172	38,840
IDEXX Laboratories, Inc. (1)	29,285	3,301,298
Ignyta, Inc. (1)	3,315	20,851
Illumina, Inc. (1)	18,936	3,439,914
Immune Design Corp. (1)	1,871	14,182
ImmunoGen, Inc. (1)	16,107	43,167
Immunomedics, Inc. (1)	15,331	49,826
Impax Laboratories, Inc. (1)	14,608	346,210
IMS Health Holdings, Inc. (1)	4,738	148,489
INC Research Holdings, Inc. (1)	8,370	373,135
Incyte Corp. (1)	5,107	481,539
Infinity Pharmaceuticals, Inc. (1)	9,735	15,187
Innoviva, Inc. (1)	14,788	162,520
Inogen, Inc. (1)	3,267	195,693
Inotek Pharmaceuticals Corp. (1)	3,017	28,601
Inovalon Holdings, Inc. (1)	1,801	26,493
Inovio Pharmaceuticals, Inc. (1)	12,990	121,067
Insmed, Inc. (1)	12,420	180,338
Insulet Corp. (1)	11,516	471,465
Insys Therapeutics, Inc. (1)	4,681	55,189
Integra LifeSciences Holdings Corp. (1)	113,170	9,342,184
Intellia Therapeutics, Inc. (1)	1,358	23,113
Intercept Pharmaceuticals, Inc. (1)	519	85,422
Intersect ENT, Inc. (1)	4,953	78,456
Intra-Cellular Therapies, Inc. (1)	6,898	105,126
Intrexon Corp. (1)	1,689	47,326
Intuitive Surgical, Inc. (1)	2,996	2,171,591
InVitae Corp. (1)	4,353	38,132
InVivo Therapeutics Holdings Corp. (1)	6,295	42,806
Ionis Pharmaceuticals, Inc. (1)	3,775	138,316
iRadimed Corp. (1)	787	13,371
IRIDEX Corp. (1)	1,467	21,257
Ironwood Pharmaceuticals, Inc. (1)	26,208	416,183
Juno Therapeutics, Inc. (1)	1,823	54,708
K2M Group Holdings, Inc. (1)	1,548	27,523
Kadmon Holdings, Inc. (1)	1,301	9,549
Karyopharm Therapeutics, Inc. (1)	936	9,107
Keryx Biopharmaceuticals, Inc. (1)	15,381	81,673
Kite Pharma, Inc. (1)	7,834	437,607
La Jolla Pharmaceutical Co. (1)	2,706	64,376
Laboratory Corp. of America Holdings (1)	85,440	11,746,291
Landauer, Inc.	1,919	85,357
LeMaitre Vascular, Inc.	2,629	52,159
Lexicon Pharmaceuticals, Inc. (1)	8,234	148,788
LHC Group, Inc. (1)	131	4,831
Ligand Pharmaceuticals, Inc. (1)	25,727	2,625,698
Lion Biotechnologies, Inc. (1)	10,740	88,390
Lipocine, Inc. (1)	3,202	14,281
Loxo Oncology, Inc. (1)	2,598	68,016
Luminex Corp. (1)	3,259	74,044
MacroGenics, Inc. (1)	6,553	196,000
Magellan Health, Inc. (1)	3,436	184,616
MannKind Corp. (1)	62,856	38,971
Masimo Corp. (1)	49,080	2,919,769
Medgenics, Inc. (1)	4,978	27,727
Medicines Co. (1)	12,387	467,485
MediciNova, Inc. (1)	5,744	43,023
Medidata Solutions, Inc. (1)	149,454	8,333,555
MEDNAX, Inc. (1)	160,327	10,621,664
Medpace Holdings, Inc. (1)	1,159	34,608
Meridian Bioscience, Inc.	7,645	147,472
Merit Medical Systems, Inc. (1)	91,972	2,234,000
Merrimack Pharmaceuticals, Inc. (1)	14,736	93,574
Mettler-Toledo International, Inc. (1)	44,764	18,793,270
MiMedx Group, Inc. (1)	21,381	183,449
Minerva Neurosciences, Inc. (1)	4,006	56,545
Mirati Therapeutics, Inc. (1)	2,426	16,036
Molina Healthcare, Inc. (1)	5,832	340,122
Momenta Pharmaceuticals, Inc. (1)	3,021	35,315
MyoKardia, Inc. (1)	2,172	35,490
Myriad Genetics, Inc. (1)	13,539	278,633
NanoString Technologies, Inc. (1)	2,999	59,920
NantHealth, Inc. (1)	1,096	14,412
NantKwest, Inc. (1)	274	2,132
Natera, Inc. (1)	5,059	56,205
National Research Corp.	1,473	23,995
Natus Medical, Inc. (1)	67,930	2,668,970
Nektar Therapeutics (1)	25,776	442,832
Neogen Corp. (1)	45,656	2,553,997
NeoGenomics, Inc. (1)	10,480	86,146
Neos Therapeutics, Inc. (1)	2,451	16,128
Neurocrine Biosciences, Inc. (1)	2,696	136,525
Nevro Corp. (1)	4,833	504,517
NewLink Genetics Corp. (1)	3,195	47,989
Nobilis Health Corp. (1)	810	2,714
Novavax, Inc. (1)	54,026	112,374
Novocure Ltd (1)	9,846	84,085
NuVasive, Inc. (1)	176,901	11,792,221
NxStage Medical, Inc. (1)	12,699	317,348
Ocular Therapeutix, Inc. (1)	3,773	25,921
Omeros Corp. (1)	5,625	62,775
Omnicell, Inc. (1)	78,804	3,018,193
OncoMed Pharmaceuticals, Inc. (1)	4,175	47,720
Ophthotech Corp. (1)	6,113	281,993
OPKO Health, Inc. (1)	9,262	98,085
OraSure Technologies, Inc. (1)	11,297	90,037
Organovo Holdings, Inc. (1)	17,403	65,957
Orthofix International (1)	3,655	156,324
Osiris Therapeutics, Inc.	4,056	20,118
OvaScience, Inc. (1)	1,403	10,045
Owens & Minor, Inc.	1,509	52,408
Oxford Immunotec Global Plc (1)	4,394	55,189
Pacific Biosciences of California, Inc. (1)	16,505	147,885
Pacira Pharmaceuticals, Inc. (1)	37,648	1,288,315
Paratek Pharmaceuticals, Inc. (1)	3,801	49,451
PAREXEL International Corp. (1)	193,416	13,432,741
Patheon NV (1)	598	17,719
Patterson Companies, Inc.	2,631	120,868
Penumbra, Inc. (1)	5,078	385,877
PerkinElmer, Inc.	696	39,053
Pfenex, Inc. (1)	3,171	28,380
PharmAthene, Inc. (1)	11,461	33,237
Phibro Animal Health Corp.	3,542	96,272
Portola Pharmaceuticals, Inc. (1)	8,954	203,345
PRA Health Sciences, Inc. (1)	4,902	277,012
Premier, Inc. (1)	426	13,777
Press Ganey Holdings, Inc. (1)	4,525	182,810
Prestige Brands Holdings, Inc. (1)	52,229	2,521,094
Progenics Pharmaceuticals, Inc. (1)	13,710	86,784
Protagonist Therapeutics, Inc. (1)	1,215	25,673
Proteostasis Therapeutics, Inc. (1)	1,216	18,957
Prothena Corporation Plc (1)	7,039	422,129
Puma Biotechnology, Inc. (1)	4,960	332,568
Quality Systems, Inc.	9,996	113,155
Quidel Corp. (1)	4,930	108,904
Quintiles Transitional Holdings, Inc. (1)	1,697	137,559
Quorum Health Corp. (1)	5,776	36,216
Radius Health, Inc. (1)	6,441	348,394
RadNet, Inc. (1)	7,501	55,507
Raptor Pharmaceutical Corp. (1)	16,944	151,988
Reata Pharmaceuticals, Inc. (1)	1,104	29,101
Regulus Therapeutics, Inc. (1)	7,474	24,664
Repligen Corp. (1)	40,000	1,207,600
ResMed, Inc. (1)	33,063	2,142,152
Revance Therapeutics, Inc. (1)	3,964	64,256
Rigel Pharmaceuticals, Inc. (1)	14,953	54,878
Rockwell Medical, Inc. (1)	8,736	58,531
SAGE Therapeutics, Inc. (1)	6,037	278,004
Sangamo BioSciences, Inc. (1)	13,586	62,903
Sarepta Therapeutics, Inc. (1)	8,635	530,275
SciClone Pharmaceuticals, Inc. (1)	9,899	101,465
Seattle Genetics, Inc. (1)	3,016	162,894
Second Sight Medical Products, Inc. (1)	3,277	11,535
Select Medical Holdings Corp. (1)	1,565	21,128
Selecta Biosciences, Inc. (1)	818	11,657
Senseonics Holdings, Inc. (1)	5,363	20,916
Seres Therapeutics, Inc. (1)	3,469	42,634
Sorrento Therapeutics, Inc. (1)	4,684	36,254
Spark Therapeutics, Inc. (1)	3,944	236,877
Spectrum Pharmaceuticals, Inc. (1)	5,700	26,619
St. Jude Medical, Inc. (1)	126,062	10,054,705
STAAR Surgical Co. (1)	7,758	72,925
Stemline Therapeutics, Inc. (1)	786	8,512
STERIS Plc	161,500	11,805,650
Sucampo Pharmaceuticals, Inc. (1)	4,554	56,060
Supernus Pharmaceuticals, Inc. (1)	9,574	236,765
Surgery Partners, Inc. (1)	2,114	42,787
Surgical Care Affiliates, Inc. (1)	5,334	260,086
SurModics, Inc. (1)	2,524	75,947
Syndax Pharmaceuticals, Inc. (1)	413	6,261
Synergy Pharmaceuticals, Inc. (1)	37,377	205,947
Synthetic Biologics, Inc. (1)	14,570	25,060
Syros Pharmaceuticals, Inc. (1)	746	10,347
T2 Biosystems, Inc. (1)	2,786	20,171
Tactile Systems Technology, Inc. (1)	713	13,333
Tandem Diabetes Care, Inc. (1)	3,405	26,082
Team Health Holdings, Inc. (1)	13,661	444,802
Teladoc, Inc. (1)	4,004	73,313
Teleflex, Inc.	14,245	2,393,872
Teligent, Inc. (1)	8,316	63,202
Tenet Healthcare Corp. (1)	2,569	58,214
TESARO, Inc. (1)	5,405	541,797
TG Therapeutics, Inc. (1)	7,318	56,641
The Cooper Companies, Inc.	71,158	12,755,783
The Providence Service Corp. (1)	2,538	123,423
The Spectranetics Corp. (1)	8,441	211,785
TherapeuticsMD, Inc. (1)	28,603	194,786
Theravance Biopharma, Inc. (1)	7,427	269,154
Titan Pharmaceuticals, Inc. (1)	3,432	20,180
Tobira Therapeutics, Inc. (1)	1,673	66,485
Tokai Pharmaceuticals, Inc. (1)	1,828	2,797
TransEnterix, Inc. (1)	876	1,480
Trevena, Inc. (1)	8,703	58,745
Trovagene, Inc. (1)	4,991	22,410
Ultragenyx Pharmaceutical, Inc. (1)	7,201	510,839
United Therapeutics Corp. (1)	374	44,162
Universal Health Services, Inc.	92,946	11,452,806
US Physical Therapy, Inc.	2,535	158,945
Utah Medical Products, Inc.	684	40,903
Vanda Pharmaceuticals, Inc. (1)	7,739	128,777
Varian Medical Systems, Inc. (1)	2,991	297,694
Vascular Solutions, Inc. (1)	3,510	169,287
VCA, Inc. (1)	2,439	170,681
Veeva Systems, Inc. (1)	3,011	124,294
Veracyte, Inc. (1)	2,857	21,742
Versartis, Inc. (1)	319	3,908
ViewRay, Inc. (1)	1,204	5,442
Vitae Pharmaceuticals, Inc. (1)	5,100	106,692
Vital Therapies, Inc. (1)	4,678	28,629
Vocera Communications, Inc. (1)	3,439	58,119
Voyager Therapeutics, Inc. (1)	1,128	13,547
vTv Therapeutics, Inc. (1)	1,743	12,532
VWR Corp. (1)	138	3,914
Waters Corp. (1)	50,911	8,068,884
WaVe Life Sciences Ltd (1)	1,152	37,405
WellCare Health Plans, Inc. (1)	1,278	149,641
West Pharmaceutical Services, Inc.	24,471	1,823,090
XBiotech, Inc. (1)	3,393	45,670
Xencor, Inc. (1)	6,667	163,275
Zeltiq Aesthetics, Inc. (1)	7,282	285,600
Zimmer Holdings, Inc. (1)	3,078	400,202
ZIOPHARM Oncology, Inc. (1)	25,147	141,578
Zoetis, Inc.	14,306	744,055
		349,003,466
Industrials - 15.33%
A.O. Smith Corp.	112,323	11,096,389
AAON, Inc.	81,676	2,353,902
Actuant Corp.	5,778	134,281
Acuity Brands, Inc.	9,729	2,574,293
Advanced Drainage Systems, Inc.	6,851	164,835
Aerojet Rocketdyne Holdings, Inc. (1)	6,166	108,398
AeroVironment, Inc. (1)	647	15,793
Air Lease Corp.	1,458	41,670
Air Transport Services Group, Inc. (1)	1,438	20,635
Alamo Group, Inc.	419	27,608
Alaska Air Group, Inc.	95,981	6,321,309
Albany International Corp.	847	35,896
Allegiant Travel Co.	2,655	350,646
Allegion Plc	3,008	207,281
Allied Motion Technologies, Inc.	1,228	23,221
Altra Industrial Motion Corp.	4,078	118,140
AMERCO	116	37,611
American Woodmark Corp. (1)	2,805	225,999
AMETEK, Inc.	1,355	64,742
Apogee Enterprises, Inc.	5,689	254,241
Applied Industrial Technologies, Inc.	3,233	151,110
Aqua Metals, Inc. (1)	2,054	18,198
Argan, Inc.	2,755	163,068
Armstrong Flooring, Inc. (1)	250	4,720
Astec Industries, Inc.	1,773	106,150
Astronics Corp. (1)	88,322	3,978,906
Atkore International Group, Inc. (1)	1,436	26,911
Avis Budget Group, Inc. (1)	2,627	89,870
AZZ, Inc.	5,228	341,232
B/E Aerospace, Inc.	3,201	165,364
Barrett Business Services, Inc.	1,412	70,049
Beacon Roofing Supply, Inc. (1)	95,599	4,021,850
Blue Bird Corp. (1)	134	1,958
BMC Stock Holdings, Inc. (1)	9,609	170,368
Brady Corp.	7,040	243,654
Builders FirstSource, Inc. (1)	16,797	193,333
BWX Technologies, Inc.	2,921	112,079
C.H. Robinson Worldwide, Inc.	109,227	7,696,134
Caesarstone Ltd (1)	4,886	184,251
Carlisle Companies, Inc.	600	61,542
CEB, Inc.	6,520	355,144
Cintas Corp.	2,786	313,704
CLARCOR, Inc.	166,358	10,813,270
Clean Harbors, Inc. (1)	126	6,045
Comfort Systems USA, Inc.	7,538	220,939
Continental Building Products, Inc. (1)	7,205	151,233
Copart, Inc. (1)	3,071	164,483
Covanta Holding Corp.	3,558	54,758
Curtiss-Wright Corp.	6,401	583,195
Deluxe Corp.	9,818	656,039
Donaldson Co., Inc.	197,667	7,378,909
Douglas Dynamics, Inc.	3,697	118,082
Dover Corp.	202,000	14,875,280
Dun & Bradstreet Corp.	470	64,211
Dycom Industries, Inc. (1)	6,105	499,267
Echo Global Logistics, Inc. (1)	5,299	122,195
EMCOR Group, Inc.	1,969	117,392
Energous Corp. (1)	2,866	56,202
Energy Recovery, Inc. (1)	6,703	107,114
EnerSys, Inc.	2,605	180,240
EnPro Industries, Inc.	4,346	246,940
Equifax, Inc.	3,718	500,368
Exone Co. (1)	394	5,997
Expeditors International of Washington, Inc.	4,007	206,441
Exponent, Inc.	5,106	260,712
Fastenal Co.	133,536	5,579,134
Flowserve Corp.	2,475	119,394
Fortune Brands Home & Security, Inc.	4,790	278,299
Forward Air Corp.	5,946	257,224
Franklin Covey Co. (1)	1,576	28,069
Franklin Electric Company, Inc.	8,745	356,009
FTI Consulting, Inc. (1)	694	30,925
G&K Services, Inc.	2,955	282,173
Generac Holdings, Inc. (1)	13,089	475,131
General Cable Corp.	9,167	137,322
Genesee & Wyoming, Inc. (1)	48,563	3,348,419
Gibraltar Industries, Inc. (1)	4,200	156,030
Global Brass and Copper Holdings, Inc.	3,961	114,433
GMS, Inc. (1)	1,388	30,855
Gorman Rupp Co.	2,971	76,087
GP Strategies Corp. (1)	2,466	60,713
Graco, Inc.	1,733	128,242
Granite Construction, Inc.	5,964	296,649
Great Lakes Dredge & Dock Corp. (1)	827	2,894
Griffon Corp.	4,922	83,723
H&E Equipment Services, Inc.	6,255	104,834
Hawaiian Holdings, Inc. (1)	10,549	512,681
HD Supply Holdings, Inc. (1)	6,312	201,858
Healthcare Services Group, Inc.	83,222	3,293,927
Heartland Express, Inc.	9,365	176,811
HEICO Corp.	59,282	4,102,314
HEICO Corp. - Class A	26,516	1,604,483
Herc Holdings, Inc. (1)	145	4,887
Heritage Crystal Clean, Inc. (1)	1,312	17,423
Herman Miller, Inc.	11,929	341,169
Hertz Global Holdings, Inc. (1)	436	17,510
Hexcel Corp.	2,905	128,692
Hill International, Inc. (1)	2,683	12,369
Hillenbrand, Inc.	11,891	376,231
HNI Corp.	9,121	363,016
Hub Group, Inc. (1)	6,201	252,753
Hubbell, Inc.	1,103	118,837
Huntington Ingalls Industries, Inc.	1,220	187,172
Huron Consulting Group, Inc. (1)	561	33,525
Hyster-Yale Materials Handling, Inc.	552	33,192
IDEX Corp.	246,376	23,053,402
IES Holdings, Inc. (1)	1,355	24,105
IHS Markit Ltd (1)	25,497	957,412
Ingersoll-Rand Plc	4,052	275,293
InnerWorkings, Inc. (1)	6,956	65,526
Insperity, Inc.	3,173	230,487
Insteel Industries, Inc.	3,553	128,761
Interface, Inc.	11,678	194,906
J.B. Hunt Transportation Services, Inc.	12,939	1,049,870
JetBlue Airways Corp. (1)	738	12,723
John Bean Technologies Corp.	5,859	413,352
Kadant, Inc.	362	18,864
Kaman Corp.	513	22,531
KAR Auction Services, Inc.	4,319	186,408
Kforce, Inc.	4,773	97,799
Kimball International, Inc.	6,036	78,106
Knight Transportation, Inc.	12,561	360,375
Knoll, Inc.	9,697	221,576
Korn/Ferry International	6,945	145,845
Landstar System, Inc.	28,446	1,936,604
Lawson Products, Inc. (1)	1,019	18,067
Lennox International, Inc.	1,154	181,213
Lincoln Electric Holdings, Inc.	1,223	76,584
Lindsay Corp.	1,901	140,636
LSI Industries, Inc.	600	6,738
Lydall, Inc. (1)	3,378	172,717
Manitowoc Foodservice, Inc. (1)	1,693	27,460
Masco Corp.	6,750	231,593
Masonite International Corp. (1)	6,143	381,910
MasTec, Inc. (1)	13,375	397,773
Matson, Inc.	3,949	157,486
Matthews International Corp.	6,479	393,664
Mercury Systems, Inc. (1)	594	14,595
Milacron Holdings Corp. (1)	2,452	39,134
Miller Industries, Inc.	99	2,256
Mistras Group, Inc. (1)	3,343	78,460
Mobile Mini, Inc.	6,542	197,568
Moog, Inc. (1)	582	34,652
MSA Safety, Inc.	4,329	251,255
MSC Industrial Direct Co., Inc.	15,543	1,141,012
Mueller Industries, Inc.	8,305	269,248
Mueller Water Products, Inc.	31,354	393,493
Multi-Color Corp.	2,795	184,470
National Presto Industries, Inc.	105	9,218
Navistar International Corp. (1)	596	13,642
NCI Building Systems, Inc. (1)	5,425	79,151
Neff Corp. (1)	870	8,265
Nielsen Holdings Plc	8,846	473,880
Nordson Corp.	1,787	178,039
NV5 Global, Inc. (1)	1,057	34,152
Old Dominion Freight Line, Inc. (1)	1,323	90,771
Omega Flex, Inc.	561	21,632
On Assignment, Inc. (1)	10,145	368,162
Orbital ATK, Inc.	23,515	1,792,548
Orion Group Holdings, Inc. (1)	930	6,371
PACCAR, Inc.	970	57,017
Parker-Hannifin Corp.	55,000	6,904,150
Patrick Industries, Inc. (1)	2,942	182,169
Paylocity Holding Corp. (1)	4,385	194,957
PGT, Inc. (1)	9,401	100,309
Pitney Bowes, Inc.	5,922	107,544
Plug Power, Inc. (1)	22,786	38,964
Ply Gem Holdings, Inc. (1)	4,198	56,085
Power Solutions International, Inc. (1)	824	8,446
Primoris Services Corp.	104,094	2,144,336
Proto Labs, Inc. (1)	65,873	3,946,451
Quad/Graphics, Inc.	2,959	79,064
Quanex Building Products Corp.	572	9,873
Quanta Services, Inc. (1)	1,197	33,504
Radiant Logistics, Inc. (1)	4,053	11,511
Raven Industries, Inc.	4,723	108,771
RBC Bearings, Inc. (1)	40,015	3,060,347
Rexnord Corp. (1)	12,730	272,549
Ritchie Bros Auctioneers, Inc.	83,181	2,917,158
Robert Half International, Inc.	3,998	151,364
Rockwell Automation, Inc.	214,259	26,212,446
Rockwell Collins, Inc.	4,085	344,529
Rollins, Inc.	3,025	88,572
Roper Technologies, Inc.	1,602	292,317
RR Donnelley & Sons Co.	4,489	70,567
Sensata Technologies Holding NV (1)	191,682	7,433,428
Simpson Manufacturing Company, Inc.	8,362	367,510
SiteOne Landscape Supply, Inc. (1)	2,271	81,597
Snap-on, Inc.	50,818	7,722,303
SP Plus Corp. (1)	3,603	92,129
Sparton Corp. (1)	131	3,440
Spirit AeroSystems Holdings, Inc. (1)	2,152	95,850
Standex International Corp.	1,992	184,997
Stanley Black & Decker, Inc.	576	70,836
Steelcase, Inc.	17,384	241,464
Stericycle, Inc. (1)	82,946	6,647,292
Sun Hydraulics Corp.	4,303	138,858
Supreme Industries, Inc.	1,433	27,657
Swift Transportation Co. (1)	14,872	319,302
TASER International, Inc. (1)	64,413	1,842,856
Team, Inc. (1)	5,568	182,129
Teledyne Technologies, Inc. (1)	1,959	211,435
Tennant Co.	3,340	216,432
Tetra Tech, Inc.	1,849	65,584
Textron, Inc.	2,634	104,702
The Advisory Board Co. (1)	86,897	3,887,772
The Brink's Co.	8,974	332,756
The Middleby Corp. (1)	1,775	219,426
The Toro Co.	43,886	2,055,620
TransDigm Group, Inc. (1)	1,572	454,497
TransUnion (1)	1,618	55,821
Trex Company, Inc. (1)	5,965	350,265
TriNet Group, Inc. (1)	8,615	186,342
Triton International Ltd/Bermuda	1,446	19,073
TrueBlue, Inc. (1)	521	11,806
Tutor Perini Corp. (1)	1,114	23,918
UniFirst Corp.	11,539	1,521,533
United Rentals, Inc. (1)	130,703	10,258,878
Univar, Inc. (1)	8,768	191,581
Universal Forest Products, Inc.	3,477	342,450
Universal Logistics Holdings, Inc.	1,039	13,943
US Ecology, Inc.	4,444	199,269
Valmont Industries, Inc.	564	75,897
Vectrus, Inc. (1)	432	6,579
Verisk Analytics, Inc. (1)	31,712	2,577,551
Veritiv Corp. (1)	103	5,168
Viad Corp.	2,280	84,064
Vicor Corp. (1)	2,780	32,248
Virgin America, Inc. (1)	3,688	197,345
W.W. Grainger, Inc.	57,736	12,981,362
Wabash National Corp. (1)	3,396	48,359
WABCO Holdings, Inc. (1)	87,436	9,926,609
Wabtec Corp.	69,196	5,649,853
WageWorks, Inc. (1)	101,249	6,167,077
Watsco, Inc.	815	114,834
Watts Water Technologies, Inc.	5,238	339,632
Wesco Aircraft Holdings, Inc. (1)	2,343	31,466
West Corp.	1,217	26,871
Woodward, Inc.	10,642	664,912
Xylem, Inc.	2,916	152,944
YRC Worldwide, Inc. (1)	1,549	19,084
		273,772,572
Information Technology - 22.63%
2U, Inc. (1)	7,331	280,704
3D Systems Corp. (1)	21,725	389,964
8x8, Inc. (1)	83,814	1,293,250
A10 Networks, Inc. (1)	8,570	91,613
Acacia Communications, Inc. (1)	1,023	105,655
ACI Worldwide, Inc. (1)	23,282	451,205
Acxiom Corp. (1)	7,774	207,177
ADTRAN, Inc.	6,664	127,549
Advanced Energy Industries, Inc. (1)	7,586	358,970
Advanced Micro Devices, Inc. (1)	72,170	498,695
Aerohive Networks, Inc. (1)	4,727	28,787
Agilysys, Inc. (1)	376	4,181
Akamai Technologies, Inc. (1)	118,284	6,267,869
Alarm.com Holdings, Inc. (1)	2,014	58,124
ALJ Regional Holdings, Inc. (1)	3,891	18,288
Alliance Data Systems Corp. (1)	48,201	10,340,561
Ambarella, Inc. (1)	2,614	192,417
Amber Road, Inc. (1)	3,624	34,972
American Software, Inc.	5,025	55,777
Amkor Technology, Inc. (1)	1,041	10,119
Amphenol Corp.	9,419	611,481
Angie's List, Inc. (1)	7,772	77,021
ANSYS, Inc. (1)	97,291	9,010,120
Apigee Corp. (1)	2,972	51,713
Appfolio, Inc. (1)	1,475	28,674
Applied Micro Circuits Corp. (1)	14,738	102,429
Arista Networks, Inc. (1)	1,224	104,138
ARRIS International Plc (1)	1,307	37,027
Aspen Technology, Inc. (1)	309,511	14,482,020
Atlassian Corporation Plc (1)	253,366	7,593,379
Autobytel, Inc. (1)	309	5,500
Autodesk, Inc. (1)	5,436	393,186
AVG Technologies (1)	8,497	212,510
Avid Technology, Inc. (1)	4,058	32,221
Badger Meter, Inc.	5,688	190,605
Barracuda Networks, Inc. (1)	4,274	108,902
Belden, Inc.	8,417	580,689
Benefitfocus, Inc. (1)	2,508	100,119
Black Knight Financial Services, Inc. (1)	707	28,916
Blackbaud, Inc.	81,984	5,438,819
Blackhawk Network Holdings, Inc. (1)	11,127	335,702
Blucora, Inc. (1)	1,551	17,371
Booz Allen Hamilton Holding Corp.	3,358	106,146
Bottomline Technologies, Inc. (1)	78,538	1,830,721
Box, Inc. (1)	10,064	158,609
Brightcove, Inc. (1)	6,088	79,448
Broadridge Financial Solutions, Inc.	3,693	250,348
BroadSoft, Inc. (1)	5,971	277,950
Cabot Microelectronics Corp.	621	32,857
Cadence Design Systems, Inc. (1)	74,534	1,902,853
CalAmp Corp. (1)	7,009	97,776
Callidus Software, Inc. (1)	12,223	224,292
Carbonite, Inc. (1)	3,646	56,003
Cardtronics Plc (1)	67,655	3,017,413
Care.com, Inc. (1)	3,061	30,488
Cass Information Systems, Inc.	1,337	75,741
Cavium, Inc. (1)	81,645	4,751,739
CDK Global, Inc.	4,876	279,687
CDW Corp.	5,097	233,086
CEVA, Inc. (1)	4,105	143,962
ChannelAdvisor Corp. (1)	4,235	54,759
Check Point Software Technologies Ltd (1)	101,120	7,847,923
Ciena Corp. (1)	27,611	601,920
Cimpress (1)	5,037	509,644
Cirrus Logic, Inc. (1)	12,578	668,521
Citrix Systems, Inc. (1)	109,509	9,332,357
Clearfield, Inc. (1)	2,264	42,563
Cognex Corp.	105,079	5,554,476
Coherent, Inc. (1)	4,870	538,330
CommerceHub, Inc. (1)	151	2,402
CommerceHub, Inc. (1)	75	1,185
CommScope Holding Co., Inc. (1)	4,013	120,831
CommVault Systems, Inc. (1)	7,817	415,317
comScore, Inc. (1)	9,556	292,987
Convergys Corp.	9,159	278,617
CoreLogic, Inc. (1)	1,662	65,184
Cornerstone OnDemand, Inc. (1)	10,164	467,036
CoStar Group, Inc. (1)	14,152	3,064,333
CPI Card Group, Inc.	1,513	9,139
Cray, Inc. (1)	7,970	187,614
Cree, Inc. (1)	1,107	28,472
CSG Systems International, Inc.	6,416	265,173
CSRA, Inc.	5,127	137,916
Cvent, Inc. (1)	6,104	193,558
Cyberark Software Ltd (1)	24,405	1,209,756
Datalink Corp. (1)	226	2,398
DHI Group, Inc. (1)	9,738	76,833
Diebold, Inc.	4,556	112,943
Digimarc Corp. (1)	1,968	75,473
DST Systems, Inc.	1,031	121,576
DTS, Inc.	3,675	156,334
EarthLink Holdings Corp.	20,545	127,379
Eastman Kodak Co. (1)	2,819	42,285
Ebix, Inc.	5,046	286,865
Electronic Arts, Inc. (1)	9,132	779,873
Electronics For Imaging, Inc. (1)	9,512	465,327
Ellie Mae, Inc. (1)	55,641	5,858,997
Endurance International Group Holdings, Inc. (1)	11,698	102,357
EnerNOC, Inc. (1)	4,367	23,625
Entegris, Inc. (1)	17,715	308,595
Envestnet, Inc. (1)	71,824	2,617,985
EPAM Systems, Inc. (1)	9,703	672,515
Epiq Systems, Inc.	1,890	31,166
ePlus, Inc. (1)	888	83,836
Euronet Worldwide, Inc. (1)	36,985	3,026,483
EVERTEC, Inc.	10,707	179,663
Everyday Health, Inc. (1)	1,792	13,780
Exa Corp. (1)	2,691	43,191
Exar Corp. (1)	1,394	12,978
ExlService Holdings, Inc. (1)	41,047	2,045,782
Extreme Networks, Inc. (1)	20,088	90,195
F5 Networks, Inc. (1)	2,105	262,367
Fabrinet (1)	6,926	308,830
FactSet Research Systems, Inc.	1,255	203,435
Fair Isaac Corp.	6,216	774,451
FARO Technologies, Inc. (1)	814	29,263
Fidelity National Information Services, Inc.	5,800	446,774
FireEye, Inc. (1)	35,152	517,789
First Data Corp. (1)	9,808	129,073
Fiserv, Inc. (1)	6,967	693,007
Fitbit, Inc. (1)	3,141	46,612
Five9, Inc. (1)	6,443	101,026
FleetCor Technologies, Inc. (1)	2,874	499,300
Fleetmatics Group Plc (1)	7,908	474,322
FLIR Systems, Inc.	47,225	1,483,809
FormFactor, Inc. (1)	7,708	83,632
Forrester Research, Inc.	2,015	78,383
Fortinet, Inc. (1)	574,601	21,220,015
Gartner, Inc. (1)	2,508	221,833
Genpact Ltd (1)	4,730	113,284
Gigamon, Inc. (1)	6,466	354,337
Global Payments, Inc.	4,814	369,523
Globant S.A. (1)	5,241	220,751
GoDaddy, Inc. (1)	1,421	49,067
Gogo, Inc. (1)	11,049	121,981
GrubHub, Inc. (1)	215,235	9,252,953
GTT Communications, Inc. (1)	5,462	128,521
Guidance Software, Inc. (1)	4,352	25,938
Guidewire Software, Inc. (1)	114,929	6,893,441
Hackett Group, Inc.	4,449	73,497
Hortonworks, Inc. (1)	7,823	65,322
HubSpot, Inc. (1)	5,742	330,854
II-VI, Inc. (1)	3,263	79,389
Immersion Corp. (1)	1,859	15,169
Imperva, Inc. (1)	5,716	307,006
Impinj, Inc. (1)	682	25,520
Infinera Corp. (1)	20,142	181,882
Infoblox, Inc. (1)	11,484	302,833
Information Services Group, Inc. (1)	6,176	24,642
Inphi Corp. (1)	8,051	350,299
Instructure, Inc. (1)	2,031	51,526
Integrated Device Technology, Inc. (1)	87,786	2,027,857
Interactive Intelligence Group, Inc. (1)	3,676	221,075
InterActiveCorp	1,734	108,323
Interdigital, Inc.	7,013	555,430
Intralinks Holdings, Inc. (1)	415	4,175
IPG Photonics Corp. (1)	133,512	10,994,713
Itron, Inc. (1)	6,678	372,365
J2 Global, Inc.	9,462	630,264
Jack Henry & Associates, Inc.	2,469	211,223
Jive Software, Inc. (1)	11,150	47,499
KLA-Tencor Corp.	4,897	341,370
Lam Research Corp.	4,002	379,029
Lattice Semiconductor Corp. (1)	24,673	160,128
Leidos Holdings, Inc.	2,104	91,061
Linear Technology Corp.	3,505	207,811
LinkedIn Corp. (1)	3,689	705,042
Lionbridge Technologies, Inc. (1)	11,288	56,440
Littelfuse, Inc.	26,595	3,425,702
LivePerson, Inc. (1)	10,358	87,111
LogMeIn, Inc.	5,076	458,820
Lumentum Holdings, Inc. (1)	10,083	421,167
MACOM Technology Solutions Holdings, Inc. (1)	4,747	200,988
Majesco (1)	1,055	5,370
Manhattan Associates, Inc. (1)	23,352	1,345,542
Match Group, Inc. (1)	884	15,726
Maxim Integrated Products, Inc.	8,874	354,339
MAXIMUS, Inc.	12,869	727,871
MaxLinear, Inc. (1)	11,119	225,382
MeetMe, Inc. (1)	6,908	42,830
MercadoLibre, Inc.	95,635	17,689,606
Mesa Laboratories, Inc.	577	65,986
Methode Electronics, Inc.	6,763	236,502
Microchip Technology, Inc.	46,054	2,861,796
Microsemi Corp. (1)	49,754	2,088,673
MicroStrategy, Inc. (1)	1,034	173,133
MINDBODY, Inc. (1)	2,784	54,733
Mitek Systems, Inc. (1)	5,748	47,651
MKS Instruments, Inc.	555	27,600
MobileIron, Inc. (1)	8,506	23,392
Mobileye NV (1)	156,790	6,674,550
Model N, Inc. (1)	4,759	52,872
Monolithic Power Systems, Inc.	56,848	4,576,264
Monotype Imaging Holdings, Inc.	168,188	3,718,637
Motorola Solutions, Inc.	603	45,997
MTS Systems Corp.	3,064	141,036
Nanometrics, Inc. (1)	3,711	82,904
National Instruments Corp.	33,676	956,398
NCR Corp. (1)	3,868	124,511
NeoPhotonics Corp. (1)	972	15,882
NETGEAR, Inc. (1)	4,300	260,107
NetScout Systems, Inc. (1)	69,048	2,019,654
NetSuite, Inc. (1)	1,248	138,141
New Relic, Inc. (1)	4,495	172,248
NIC, Inc.	12,669	297,722
Nice Ltd - ADR	78,460	5,252,112
Nimble Storage, Inc. (1)	13,146	116,079
Novanta, Inc. (1)	1,608	27,899
Nuance Communications, Inc. (1)	5,361	77,735
Numerex Corp. (1)	526	4,092
NVE Corp.	439	25,875
NVIDIA Corp.	15,986	1,095,361
Oclaro, Inc. (1)	19,228	164,399
ON Semiconductor Corp. (1)	1,259	15,511
Palo Alto Networks, Inc. (1)	119,029	18,964,891
Pandora Media, Inc. (1)	5,954	85,321
Park City Group, Inc. (1)	2,504	29,547
Paychex, Inc.	10,121	585,702
Paycom Software, Inc. (1)	102,044	5,115,466
PDF Solutions, Inc. (1)	5,175	94,030
Pegasystems, Inc.	7,395	218,079
Perficient, Inc. (1)	4,913	98,997
PFSweb, Inc. (1)	2,922	26,093
Planet Payment, Inc. (1)	8,332	30,912
Plantronics, Inc.	50,805	2,639,828
Power Integrations, Inc.	85,208	5,370,660
Progress Software Corp. (1)	1,371	37,291
Proofpoint, Inc. (1)	44,452	3,327,232
PROS Holdings, Inc. (1)	5,213	117,866
PTC, Inc. (1)	251,610	11,148,839
Pure Storage, Inc. (1)	13,641	184,836
Q2 Holdings, Inc. (1)	5,273	151,124
Qorvo, Inc. (1)	381	21,237
Qualys, Inc. (1)	125,926	4,809,114
Quotient Technology, Inc. (1)	13,059	173,815
Rackspace Hosting, Inc. (1)	3,368	106,732
Radisys Corp. (1)	6,433	34,384
Rambus, Inc. (1)	5,409	67,613
Rapid7, Inc. (1)	3,846	67,882
RealPage, Inc. (1)	10,815	277,946
Red Hat, Inc. (1)	178,122	14,397,601
Reis, Inc.	1,264	25,861
Rogers Corp. (1)	1,279	78,121
Rosetta Stone, Inc. (1)	2,859	24,244
Rubicon Project, Inc. (1)	2,877	23,822
Sabre Corp.	6,504	183,283
Sapiens International Corp.	4,740	60,530
Science Applications International Corp.	8,552	593,252
SecureWorks Corp. (1)	314	3,928
Semtech Corp. (1)	65,062	1,804,169
ServiceNow, Inc. (1)	4,947	391,555
ServiceSource International, Inc. (1)	7,726	37,703
Shopify, Inc. (1)	26,030	1,117,208
ShoreTel, Inc. (1)	2,821	22,568
Shutterstock, Inc. (1)	3,843	244,799
Silicom Ltd	284	11,758
Silicon Graphics International Corp. (1)	5,835	44,930
Silicon Laboratories, Inc. (1)	8,330	489,804
Silver Spring Networks, Inc. (1)	7,053	100,012
Skyworks Solutions, Inc.	5,469	416,410
Sonus Networks, Inc. (1)	1,199	9,328
Splunk, Inc. (1)	291,248	17,090,433
SPS Commerce, Inc. (1)	74,544	5,472,275
Square, Inc. (1)	1,579	18,411
SS&C Technologies Holdings, Inc.	4,854	156,056
Stamps.com, Inc. (1)	12,338	1,166,064
Stratasys Ltd (1)	4,775	115,030
Super Micro Computer, Inc. (1)	1,617	37,789
Symantec Corp.	2,774	69,627
Synaptics, Inc. (1)	7,040	412,403
Synchronoss Technologies, Inc. (1)	8,236	339,158
Synopsys, Inc. (1)	83,939	4,981,780
Syntel, Inc. (1)	6,576	275,600
Tableau Software, Inc. (1)	113,904	6,295,474
Take-Two Interactive Software, Inc. (1)	16,728	754,098
TechTarget, Inc. (1)	1,223	9,857
TeleTech Holdings, Inc.	3,250	94,218
Teradata Corp. (1)	4,066	126,046
Tessera Technologies, Inc.	6,580	252,935
The Western Union Co.	15,441	321,482
TiVo Corp. (1)	7,413	144,409
Total System Services, Inc.	5,211	245,699
Trimble Navigation Ltd (1)	6,242	178,272
TrueCar, Inc. (1)	10,537	99,469
TubeMogul, Inc. (1)	4,282	40,122
Twilio, Inc. (1)	285	18,343
Twitter, Inc. (1)	17,566	404,896
Tyler Technologies, Inc. (1)	11,311	1,936,783
Ubiquiti Networks, Inc. (1)	5,241	280,394
Ultimate Software Group, Inc. (1)	12,811	2,618,440
Ultratech, Inc. (1)	332	7,663
Unisys Corp. (1)	6,749	65,735
Universal Display Corp. (1)	8,335	462,676
USA Technologies, Inc. (1)	6,213	34,824
Vantiv, Inc. (1)	4,860	273,472
Varonis Systems, Inc. (1)	2,085	62,759
VASCO Data Security International, Inc. (1)	5,320	93,685
VeriFone Systems, Inc. (1)	3,515	55,326
VeriSign, Inc. (1)	2,980	233,155
ViaSat, Inc. (1)	7,791	581,598
VirnetX Holding Corp. (1)	9,340	28,580
Virtusa Corp. (1)	73,627	1,817,114
Web.com Group, Inc. (1)	8,783	151,682
WebMD Health Corp. (1)	7,495	372,502
WEX, Inc. (1)	136,444	14,748,232
Workday, Inc. (1)	243,296	22,307,810
Workiva, Inc. (1)	4,278	77,560
Xactly Corp. (1)	4,470	65,798
Xilinx, Inc.	2,528	137,372
XO Group, Inc. (1)	5,386	104,111
Yelp, Inc. (1)	1,679	70,014
Zebra Technologies Corp. (1)	1,335	92,929
Zendesk, Inc. (1)	16,361	502,446
Zillow Group, Inc. - Class A (1)	1,082	37,275
Zillow Group, Inc. - Class C (1)	2,255	78,136
Zix Corp. (1)	10,439	42,800
		404,144,492
Materials - 3.06%
AEP Industries, Inc.	794	86,840
AptarGroup, Inc.	84,981	6,578,379
Avery Dennison Corp.	2,636	205,054
Axalta Coating Systems Ltd (1)	5,176	146,325
Balchem Corp.	67,338	5,220,715
Ball Corp.	5,361	439,334
Bemis, Inc.	417	21,271
Berry Plastics Group, Inc. (1)	333,016	14,602,752
Boise Cascade Co. (1)	6,621	168,173
Celanese Corp.	410	27,290
Century Aluminum Co. (1)	592	4,114
Chase Corp.	1,380	95,386
Chemours Co.	30,513	488,208
Chemtura Corp. (1)	6,587	216,119
Clearwater Paper Corp. (1)	3,425	221,495
Codexis, Inc. (1)	6,116	27,155
Coeur Mining, Inc. (1)	23,778	281,294
Crown Holdings, Inc. (1)	4,218	240,806
Deltic Timber Corp.	2,186	148,058
Eagle Materials, Inc.	1,465	113,244
Ferro Corp. (1)	16,673	230,254
Flotek Industries, Inc. (1)	11,097	161,350
FMC Corp.	3,374	163,099
Freeport-McMoRan, Inc.	9,138	99,239
GCP Applied Technologies, Inc. (1)	11,940	338,141
Gold Resource Corp.	7,759	57,572
Graphic Packaging Holding Co.	111,943	1,566,083
Hawkins, Inc.	384	16,639
HB Fuller Co.	10,061	467,535
Headwaters, Inc. (1)	14,528	245,814
Ingevity Corp. (1)	6,847	315,647
Innophos Holdings, Inc.	3,552	138,635
Innospec, Inc.	32,919	2,001,804
International Flavors & Fragrances, Inc.	2,502	357,711
Kaiser Aluminum Corp.	995	86,058
KapStone Paper and Packaging Corp.	1,094	20,698
KMG Chemicals, Inc.	796	22,551
Koppers Holdings, Inc. (1)	3,179	102,300
Louisiana-Pacific Corp. (1)	26,923	506,960
Martin Marietta Materials, Inc.	57,744	10,342,528
Minerals Technologies, Inc.	3,727	263,462
Multi Packaging Solutions International Ltd (1)	4,141	59,672
Myers Industries, Inc.	4,235	55,013
Neenah Paper, Inc.	3,304	261,049
NewMarket Corp.	216	92,733
OMNOVA Solutions, Inc. (1)	5,371	45,331
Owens-Illinois, Inc. (1)	5,085	93,513
Packaging Corporation of America	2,932	238,254
PolyOne Corp.	16,828	568,955
Quaker Chemical Corp.	27,003	2,860,428
Rayonier Advanced Materials, Inc.	5,058	67,625
Real Industry, Inc. (1)	5,053	30,924
Royal Gold, Inc.	129	9,988
RPM International, Inc.	4,085	219,446
Schweitzer-Mauduit International, Inc.	1,183	45,616
Scotts Miracle-Gro Co.	1,306	108,751
Sealed Air Corp.	6,162	282,343
Sensient Technologies Corp.	8,934	677,197
Silgan Holdings, Inc.	1,302	65,868
Southern Copper Corp.	1,133	29,798
Steel Dynamics, Inc.	1,068	26,689
Stepan Co.	379	27,538
Summit Materials, Inc. (1)	15,155	281,125
The Valspar Corp.	2,460	260,932
Trecora Resources (1)	3,129	35,733
Trinseo S.A.	5,761	325,842
United States Lime & Minerals, Inc.	95	6,270
US Concrete, Inc. (1)	2,924	134,694
Valhi, Inc.	1,963	4,515
Vulcan Materials Co.	3,868	439,908
W.R. Grace & Co.	1,231	90,848
Worthington Industries, Inc.	9,088	436,497
		54,719,187
Real Estate - 2.29%
Acadia Realty Trust	3,655	132,457
Alexander & Baldwin, Inc.	5,063	194,520
Alexander's, Inc.	411	172,456
Alexandria Real Estate Equities, Inc.	240	26,105
Altisource Portfolio Solutions S.A. (1)	2,267	73,451
American Assets Trust, Inc.	50,083	2,172,601
Armada Hoffler Properties, Inc.	6,579	88,159
AV Homes, Inc. (1)	669	11,132
Boston Properties, Inc.	819	111,622
Care Capital Properties, Inc.	251	7,153
CareTrust REIT, Inc.	12,135	179,355
CBRE Group, Inc. (1)	9,409	263,264
Chesapeake Lodging Trust	3,478	79,646
City Office REIT, Inc.	3,953	50,322
Consolidated-Tomoka Land Co.	712	36,447
CoreSite Realty Corp.	41,470	3,070,439
Corporate Office Properties Trust	93,466	2,649,761
CubeSmart	3,790	103,315
CyrusOne, Inc.	1,953	92,904
Digital Realty Trust, Inc.	3,235	314,183
DuPont Fabros Technology, Inc.	15,120	623,700
EastGroup Properties, Inc.	6,187	455,116
Education Realty Trust, Inc.	1,953	84,252
Empire State Realty Trust, Inc.	2,271	47,577
Equinix, Inc.	2,174	783,184
Equity Lifestyle Properties, Inc.	2,401	185,309
Essex Property Trust, Inc.	856	190,631
Extra Space Storage, Inc.	3,784	300,487
Federal Realty Investment Trust	2,219	341,571
FelCor Lodging Trust, Inc.	24,632	158,384
First Industrial Realty Trust, Inc.	5,229	147,562
Forestar Group, Inc. (1)	557	6,522
Four Corners Property Trust, Inc.	5,254	112,068
Gaming and Leisure Properties, Inc.	5,886	196,887
Global Medical REIT, Inc.	1,504	14,679
Gramercy Property Trust, Inc.	12,917	124,520
Healthcare Trust of America, Inc.	3,122	101,840
Hersha Hospitality Trust	503	9,064
HFF, Inc.	103,472	2,865,140
Hudson Pacific Properties, Inc.	86,366	2,838,850
Iron Mountain, Inc.	8,168	306,545
iStar, Inc. (1)	14,549	156,111
Jones Lang LaSalle, Inc.	82,990	9,443,432
Kennedy-Wilson Holdings, Inc.	8,313	187,458
Lamar Advertising Co.	2,577	168,304
Life Storage, Inc.	945	84,048
LTC Properties, Inc.	6,688	347,709
Marcus & Millichap, Inc. (1)	2,870	75,051
Medical Properties Trust, Inc.	16,557	244,547
Monmouth Real Estate Investment Corp.	2,321	33,121
National Health Investors, Inc.	7,582	595,035
National Storage Affiliates Trust Co.	847	17,736
Omega Healthcare Investors, Inc.	2,166	76,785
Outfront Media, Inc.	679	16,058
Pennsylvania Real Estate Investment Trust	4,174	96,127
Physicians Realty Trust	14,379	309,724
Potlatch Corp.	8,176	317,965
PS Business Parks, Inc.	4,012	455,643
QTS Realty Trust, Inc.	9,221	487,330
Regency Centers Corp.	546	42,310
Retail Opportunity Investments Corp.	135,579	2,977,315
Rexford Industrial Realty, Inc.	5,302	121,363
RMR Group, Inc.	1,371	52,016
Ryman Hospitality Properties, Inc.	8,870	427,179
Sabra Health Care REIT, Inc.	2,172	54,691
Saul Centers, Inc.	1,799	119,813
Senior Housing Properties Trust	840	19,076
STAG Industrial, Inc.	13,835	339,096
Tanger Factory Outlet Centers, Inc.	2,655	103,439
Taubman Centers, Inc.	887	66,002
Terreno Realty Corp.	86,512	2,379,945
The GEO Group, Inc.	3,365	80,020
Trinity Place Holdings, Inc. (1)	572	5,594
UMH Properties, Inc.	1,559	18,583
Universal Health Realty Income Trust	591	37,245
Urban Edge Properties	18,323	515,609
Urstadt Biddle Properties, Inc.	5,106	113,455
Ventas, Inc.	3,338	235,763
Washington Prime Group, Inc.	8,113	100,439
Washington Real Estate Investment Trust	5,370	167,114
		40,811,431
Telecommunication Services - 0.97%
Boingo Wireless, Inc. (1)	4,294	44,142
Cogent Communications Holdings, Inc.	8,417	309,830
Consolidated Communications Holdings, Inc.	7,006	176,831
FairPoint Communications, Inc. (1)	3,310	49,749
General Communication, Inc. (1)	5,671	77,976
Globalstar, Inc. (1)	45,162	54,646
IDT Corp.	2,011	34,670
inContact, Inc. (1)	11,954	167,117
Inteliquent, Inc.	6,350	102,489
Iridium Communications, Inc. (1)	179,924	1,459,184
Lumos Networks Corp. (1)	387	5,418
ORBCOMM, Inc. (1)	11,906	122,036
RingCentral, Inc. (1)	11,695	276,704
SBA Communications Corp. (1)	124,541	13,968,519
Shenandoah Telecommunications Co.	9,144	248,808
Straight Path Communications, Inc. (1)	1,933	49,504
Vonage Holdings Corp. (1)	4,575	30,241
Windstream Holdings, Inc.	2,234	22,452
Zayo Group Holdings, Inc. (1)	5,124	152,234
		17,352,550
Utilities - 0.30%
ALLETE, Inc.	36,345	2,166,889
American States Water Co.	4,820	193,041
Black Hills Corp.	28,894	1,768,891
California Water Service Group	5,772	185,223
Chesapeake Utilities Corp.	346	21,127
Connecticut Water Services, Inc.	484	24,069
Global Water Resources, Inc.	1,593	12,760
ITC Holdings Corp.	2,334	108,484
MGE Energy, Inc.	3,225	182,245
Middlesex Water Co.	2,618	92,258
New Jersey Resources Corp.	1,390	45,675
Ormat Technologies, Inc.	3,548	171,759
Pattern Energy Group, Inc.	10,871	244,489
Piedmont Natural Gas Company, Inc.	186	11,167
Southwest Gas Corp.	974	68,044
Spark Energy, Inc.	973	28,344
WGL Holdings, Inc.	517	32,416
York Water Co.	2,211	65,578
		5,422,459
Total Common Stocks (Cost $1,636,091,186)		$1,717,390,258

RIGHTS - 0.00% (2)
Health Care - 0.00% (2)
Dyax Corp. (1)(4)	15,849	$57,057
TOTAL RIGHTS (Cost $35,670)		$57,057

SHORT-TERM INVESTMENTS - 3.37%
Money Market Funds - 3.37%
Goldman Sachs Financial Square Government Fund - Class I, 0.31% (3)	30,114,276	$30,114,276
JPMorgan U.S. Government Money Market Fund - Class I, 0.36% (3)	30,114,277	30,114,277
Total Short-Term Investments (Cost $60,228,553)		$60,228,553

TOTAL INVESTMENTS IN SECURITIES - 99.53%
(Cost $1,696,355,409)		1,777,675,868
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.47%		8,362,056
TOTAL NET ASSETS - 100.00%		$1,786,037,924

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  These securities represent $366,086 or 0.02% of the Fund's net assets and are classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3	E-Mini NASDAQ 100 Index Future	Morgan Stanley	Dec. 2016	$289,625	$292,215	$2,590
6	E-Mini Russell 2000 Future	Morgan Stanley	Dec. 2016	744,073	748,980	4,907
3	E-Mini S&P 400 Index Future	Morgan Stanley	Dec. 2016	467,420	464,880	(2,540)
						$4,957

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.36%
Consumer Discretionary - 10.64%
1-800-Flowers.com, Inc. (1)	3,627	$33,260
Aaron's, Inc.	10,568	268,639
Abercrombie & Fitch Co.	10,652	169,260
Advance Auto Parts, Inc.	15,651	2,333,877
AMC Entertainment Holdings, Inc.	3,120	97,001
American Eagle Outfitters, Inc.	2,655	47,418
American Public Education, Inc. (1)	2,469	48,911
America's Car-Mart, Inc. (1)	1,255	45,669
Apollo Education Group, Inc. (1)	13,402	106,546
Aramark	167,151	6,356,753
Arctic Cat, Inc.	1,094	16,946
Ascena Retail Group, Inc. (1)	17,966	100,430
Ascent Capital Group, Inc. (1)	1,677	38,856
At Home Group, Inc. (1)	808	12,241
AutoNation, Inc. (1)	1,888	91,964
Barnes & Noble Education, Inc. (1)	6,274	60,042
Barnes & Noble, Inc.	9,897	111,836
Bassett Furniture Industries, Inc.	781	18,158
Beazer Homes USA, Inc. (1)	5,146	60,002
Bed Bath & Beyond, Inc.	6,496	280,043
Belmond Ltd (1)	13,076	166,196
Best Buy, Inc.	96,645	3,689,906
Big 5 Sporting Goods Corp.	2,583	35,180
Biglari Holdings, Inc. (1)	149	64,967
Boot Barn Holdings, Inc. (1)	2,109	24,000
Borgwarner, Inc.	9,391	330,375
Bridgepoint Education, Inc. (1)	2,908	19,978
Brunswick Corp.	279,858	13,651,473
Buckle, Inc.	2,948	70,840
Build-A-Bear Workshop, Inc. (1)	2,088	21,632
Burlington Stores, Inc. (1)	1,493	120,963
Cabela's, Inc. (1)	2,148	117,990
Caesars Acquisition Co. (1)	7,265	90,231
Caesars Entertainment Corp. (1)	8,942	66,618
CalAtlantic Group, Inc.	3,130	104,667
Caleres, Inc.	6,691	169,215
Callaway Golf Co.	9,264	107,555
Cambium Learning Group, Inc. (1)	2,012	10,925
Capella Education Company	101	5,862
Career Education Corp. (1)	10,341	70,215
Carmike Cinemas, Inc. (1)	1,301	42,530
Carriage Services, Inc.	223	5,274
Carrols Restaurant Group, Inc. (1)	825	10,898
Cato Corp.	3,246	106,761
Century Casinos, Inc. (1)	1,497	10,344
Century Communities, Inc. (1)	2,445	52,592
Chegg, Inc. (1)	7,361	52,189
Chicos FAS, Inc.	2,095	24,930
Choice Hotels International, Inc.	337	15,192
Citi Trends, Inc.	2,081	41,474
Clear Channel Outdoor Holdings, Inc.	1,316	7,685
Coach, Inc.	11,170	408,375
Columbia Sportswear Co.	83,860	4,758,216
Conn's, Inc. (1)	3,092	31,909
Container Store Group, Inc. (1)	1,875	9,412
Cooper Tire & Rubber Co.	8,941	339,937
Cooper-Standard Holdings, Inc. (1)	182	17,982
Cracker Barrel Old Country Store, Inc.	154	20,362
CSS Industries, Inc.	1,331	34,047
CST Brands, Inc.	179,550	8,634,559
D. R. Horton, Inc.	7,695	232,389
Daily Journal Corp. (1)	70	15,330
Dana, Inc.	23,450	365,586
Deckers Outdoor Corp. (1)	4,831	287,686
Del Frisco's Restaurant Group, Inc. (1)	3,491	47,024
Del Taco Restaurants, Inc. (1)	3,608	43,007
Delta Apparel, Inc. (1)	1,074	17,678
Denny's Corp. (1)	3,145	33,620
Destination XL Group, Inc. (1)	1,614	6,989
DeVry Education Group, Inc.	9,786	225,665
Dick's Sporting Goods, Inc.	960	54,451
Dillard's, Inc.	883	55,638
DineEquity, Inc.	1,218	96,453
Discovery Communications, Inc. - Class A (1)	564	15,183
Discovery Communications, Inc. - Class C (1)	1,108	29,151
DSW, Inc.	10,524	215,532
E.W. Scripps Co. (1)	220,248	3,501,943
El Pollo Loco Holdings, Inc. (1)	3,228	40,641
Eldorado Resorts, Inc. (1)	396	5,568
Empire Resorts, Inc. (1)	449	9,092
Entercom Communications Corp.	4,065	52,601
Eros International Plc (1)	4,610	70,625
Escalade, Inc.	1,486	18,961
Expedia, Inc.	32,866	3,836,120
Express, Inc. (1)	11,647	137,318
Extended Stay America, Inc.	3,388	48,110
Federal Mogul Holdings Corp. (1)	4,817	46,291
Fiesta Restaurant Group, Inc. (1)	732	17,568
Finish Line, Inc.	170,509	3,935,348
Flexsteel Industries, Inc.	963	49,806
Fogo De Chao, Inc. (1)	767	8,107
Foot Locker, Inc.	740	50,113
Fossil Group, Inc. (1)	6,560	182,171
Fox Factory Holding Corp. (1)	210,480	4,834,726
Fred's, Inc.	5,226	47,348
FTD Cos, Inc. (1)	2,757	56,711
Gaia, Inc. (1)	1,015	7,308
GameStop Corp.	5,166	142,530
Gannett Co., Inc.	18,849	219,402
Gap, Inc.	10,274	228,494
Garmin Ltd	5,613	270,041
Genesco, Inc. (1)	2,838	154,557
Gentex Corp.	4,840	84,990
Genuine Parts Co.	343	34,454
G-III Apparel Group Ltd (1)	1,348	39,294
Gildan Activewear, Inc.	201,000	5,617,950
Global Eagle Entertainment, Inc. (1)	6,703	55,702
Golden Entertainment, Inc.	1,247	15,550
Goodyear Tire & Rubber Co.	13,282	429,009
GoPro, Inc. (1)	15,856	264,478
Graham Holdings Co.	191	91,942
Grand Canyon Education, Inc. (1)	350,225	14,145,588
Gray Television, Inc. (1)	3,816	39,534
Green Brick Partners, Inc. (1)	3,693	30,504
Group 1 Automotive, Inc.	2,529	161,553
Guess, Inc.	9,501	138,810
H&R Block, Inc.	528,961	12,245,447
Harley-Davidson, Inc.	67,718	3,561,290
Harman International Industries, Inc.	1,870	157,922
Haverty Furniture, Inc.	3,142	62,966
Hemisphere Media Group, Inc. (1)	258	3,290
Hibbett Sports, Inc. (1)	759	30,284
Hilton Worldwide Holdings, Inc.	2,956	67,781
Hooker Furniture Corp.	1,587	38,866
Houghton Mifflin Harcourt Co. (1)	6,458	86,602
Hovnanian Enterprises, Inc. (1)	20,405	34,484
HSN, Inc.	63,175	2,514,365
Hyatt Hotels Corp. (1)	987	48,580
Iconix Brand Group, Inc. (1)	7,025	57,043
International Game Technology Plc	4,814	117,365
International Speedway Corp.	4,089	136,654
Interpublic Group of Companies, Inc.	198,932	4,446,130
Interval Leisure Group, Inc.	16,039	275,390
Intrawest Resorts Holdings, Inc. (1)	2,604	42,237
J. Alexander's Holdings, Inc. (1)	2,033	20,594
J.C. Penney Co., Inc. (1)	15,225	140,375
Jack in the Box, Inc.	49,063	4,707,104
JAKKS Pacific, Inc. (1)	2,225	19,224
John Wiley & Sons, Inc.	2,015	103,994
Johnson Controls International Plc	35,422	1,648,190
Johnson Outdoors, Inc.	636	23,131
K12, Inc. (1)	5,281	75,782
KB Home	10,450	168,454
Kirkland's, Inc. (1)	1,235	15,042
Kohl's Corp.	9,040	395,500
Kona Grill, Inc. (1)	535	6,725
L Brands, Inc.	9,683	685,266
La Quinta Holdings, Inc. (1)	11,076	123,830
Lands End, Inc. (1)	2,333	33,829
La-Z-Boy, Inc.	208,891	5,130,363
Lear Corp.	15,664	1,898,790
Lennar Corp. - Class A	207,172	8,771,662
Lennar Corp. - Class B	435	14,603
LGI Homes, Inc. (1)	208	7,663
Libbey, Inc.	3,140	56,049
Liberty Braves Group (1)	1,281	22,353
Liberty Braves Group (1)	4,542	78,940
Liberty Broadband Corp. - Class A (1)	1,321	92,681
Liberty Broadband Corp. - Class C (1)	5,161	368,908
Liberty Interactive Corp. (1)	9,453	189,155
Liberty Media Group LLC (1)	5,976	168,165
Liberty Media Group LLC (1)	3,129	89,646
Liberty SiriusXM Group (1)	4,490	152,570
Liberty SiriusXM Group (1)	9,201	307,405
Liberty Tax, Inc.	321	4,102
Liberty Ventures (1)	5,497	219,165
Lifetime Brands, Inc.	1,741	23,434
Lions Gate Entertainment Corp.	1,977	39,520
Lithia Motors, Inc.	43,230	4,129,330
Live Nation Entertainment, Inc. (1)	2,781	76,422
Luby's, Inc. (1)	3,062	13,136
Lumber Liquidators Holdings, Inc. (1)	4,162	81,867
M.D.C. Holdings, Inc.	3,991	102,968
M/I Homes, Inc. (1)	3,317	78,182
Macy's, Inc.	15,099	559,418
Marcus Corp.	2,834	70,963
MarineMax, Inc. (1)	1,767	37,019
Marriott International, Inc.	3,772	253,955
Marriott Vacations Worldwide Corp.	3,357	246,135
MDC Partners, Inc.	5,644	60,504
Media General, Inc. (1)	17,596	324,294
Meredith Corp.	5,995	311,680
Meritage Homes Corp. (1)	5,728	198,762
Metaldyne Performance Group, Inc.	979	15,517
MGM Resorts International (1)	21,426	557,719
Modine Manufacturing Co. (1)	7,324	86,863
Mohawk Industries, Inc. (1)	658	131,824
Monarch Casino & Resort, Inc. (1)	1,568	39,467
Motorcar Parts of America, Inc. (1)	200	5,756
Movado Group, Inc.	2,328	50,005
MSG Networks, Inc. (1)	6,198	115,345
Murphy USA, Inc. (1)	729	52,021
NACCO Industries, Inc.	609	41,388
National CineMedia, Inc.	9,808	144,374
New Home Company, Inc. (1)	1,873	19,985
New Media Investment Group, Inc.	5,145	79,748
New York Times Co.	19,491	232,917
Newell Brands, Inc.	469,609	24,729,610
News Corp. - Class A	18,578	259,720
News Corp. - Class B	6,348	90,269
Noodles & Co. (1)	583	2,775
Norwegian Cruise Line Holdings Ltd (1)	7,286	274,682
Office Depot, Inc.	87,112	310,990
Omnicom Group, Inc.	49,097	4,173,245
Party City Holdings, Inc. (1)	2,391	40,934
Penn National Gaming, Inc. (1)	1,745	23,680
Penske Automotive Group, Inc.	1,867	89,952
Performance Sports Group Ltd (1)	6,240	25,334
Perry Ellis International, Inc. (1)	1,936	37,326
Pier 1 Imports, Inc.	10,725	45,474
Pinnacle Entertainment, Inc. (1)	8,441	104,162
Potbelly Corp. (1)	149,660	1,860,274
Pulte Group, Inc.	167,673	3,360,167
PVH Corp.	47,812	5,283,226
Ralph Lauren Corp.	2,557	258,615
Reading International, Inc. (1)	1,884	25,151
Red Lion Hotels Corp. (1)	1,968	16,413
Red Robin Gourmet Burgers, Inc. (1)	1,732	77,836
Regal Entertainment Group	2,805	61,009
Regis Corp. (1)	5,787	72,627
Rent-A-Center, Inc.	8,036	101,575
Restoration Hardware Holdings, Inc. (1)	6,079	210,212
Royal Caribbean Cruises Ltd	8,358	626,432
Ruby Tuesday, Inc. (1)	8,941	22,353
Saga Communications, Inc.	515	23,350
Salem Media Group, Inc.	1,625	9,555
Sally Beauty Holdings, Inc. (1)	193,190	4,961,119
Scholastic Corp.	76,165	2,997,854
Sears Holdings Corp. (1)	1,468	16,823
Sears Hometown and Outlet Stores, Inc. (1)	1,821	8,978
Sequential Brands Group, Inc. (1)	6,045	48,360
ServiceMaster Global Holdings, Inc. (1)	188,600	6,352,048
Shoe Carnival, Inc.	2,125	56,653
Signet Jewelers Ltd	36,562	2,724,966
Sonic Automotive, Inc.	4,350	81,780
Sotheby's	3,480	132,310
Spartan Motors, Inc.	4,895	46,894
Speedway Motorsports, Inc.	1,813	32,380
Sportsman's Warehouse Holdings, Inc. (1)	344	3,619
Stage Stores, Inc.	3,988	22,373
Standard Motor Products, Inc.	1,343	64,142
Staples, Inc.	31,763	271,574
Strattec Security Corp.	519	18,321
Strayer Education, Inc. (1)	946	44,159
Superior Industries International, Inc.	3,858	112,499
Systemax, Inc.	1,583	12,537
Tailored Brands, Inc.	166,714	2,617,410
TEGNA, Inc.	83,176	1,818,227
Tenneco, Inc. (1)	74,875	4,362,966
The Madison Square Garden Co. (1)	899	152,300
The Michaels Companies, Inc. (1)	999	24,146
Tiffany & Co.	5,381	390,822
Tilly's, Inc. (1)	1,756	16,489
Time, Inc.	16,121	233,432
Toll Brothers, Inc. (1)	3,875	115,708
TopBuild Corp. (1)	5,461	181,305
Tower International, Inc.	3,237	78,012
Townsquare Media, Inc. (1)	1,617	15,103
Travelport Worldwide Ltd	5,128	77,074
TRI Pointe Group, Inc. (1)	22,207	292,688
Tribune Media Co.	168,652	6,159,171
tronc, Inc.	1,712	28,899
Tuesday Morning Corp. (1)	6,986	41,776
UCP, Inc. (1)	1,396	12,299
Unifi, Inc. (1)	2,413	71,015
Urban Outfitters, Inc. (1)	1,039	35,866
Vera Bradley, Inc. (1)	939	14,226
Viacom, Inc. - Class A	235	10,063
Viacom, Inc. - Class B	1,904	72,542
Vince Holding Corp. (1)	2,979	16,802
Vista Outdoor, Inc. (1)	2,313	92,196
Vitamin Shoppe, Inc. (1)	3,747	100,607
WCI Communities, Inc. (1)	3,501	83,044
Weight Watchers International, Inc. (1)	318	3,282
Wendy's Co.	4,531	48,935
West Marine, Inc. (1)	2,619	21,659
Weyco Group, Inc.	878	23,592
Whirlpool Corp.	3,322	538,696
William Lyon Homes (1)	3,878	71,937
Wolverine World Wide, Inc.	258,679	5,957,377
Wynn Resorts Ltd	355	34,584
ZAGG, Inc. (1)	3,805	30,821
Zumiez, Inc. (1)	2,816	50,688
		226,692,118
Consumer Staples - 2.00%
AdvancePierre Foods Holdings, Inc.	1,251	34,477
Alico, Inc.	522	14,021
Alliance One International, Inc. (1)	1,305	24,952
Avon Products, Inc.	55,531	314,305
Brown Forman Corp. - Class A	304	15,124
Brown Forman Corp. - Class B	404	19,166
Bunge Ltd	6,925	410,168
Cal-Maine Foods, Inc.	1,082	41,700
Casey's General Stores, Inc.	42,302	5,082,585
Central Garden & Pet Co. (1)	4,550	112,840
Central Garden & Pet Co. (1)	1,401	36,426
Clorox Co.	923	115,541
Coca-Cola European Partners Plc	95,272	3,801,353
ConAgra Foods, Inc.	4,623	217,789
Constellation Brands, Inc.	12,750	2,122,747
Coty, Inc.	21,029	494,181
Craft Brew Alliance, Inc. (1)	1,047	19,715
Darling Ingredients, Inc. (1)	18,748	253,285
Dean Foods Co.	7,235	118,654
Edgewell Personal Care Co. (1)	2,904	230,926
Energizer Holdings, Inc.	2,161	107,964
Flowers Foods, Inc.	133,374	2,016,615
Fresh Del Monte Produce, Inc.	4,749	284,465
Hormel Foods Corp.	1,692	64,178
Ingles Markets, Inc.	2,200	86,988
Ingredion, Inc.	1,062	141,310
Inter Parfums, Inc.	1,417	45,727
J & J Snack Foods Corp.	37,940	4,519,413
John B. Sanfilippo & Son, Inc.	975	50,047
Kellogg Co.	936	72,512
Lancaster Colony Corp.	26,760	3,534,728
Landec Corp. (1)	3,000	40,230
Mead Johnson Nutrition Co.	5,865	463,394
Molson Coors Brewing Co.	8,486	931,763
Natural Grocers by Vitamin Cottage, Inc. (1)	1,404	15,669
Nature's Sunshine Products, Inc.	1,409	22,544
Nu Skin Enterprises, Inc.	1,924	124,637
Nutraceutical International Corp. (1)	1,569	49,016
Oil-Dri Corp. of America	971	36,548
Omega Protein Corp. (1)	3,543	82,800
Pilgrim's Pride Corp.	2,759	58,270
Pinnacle Foods, Inc.	5,750	288,477
Post Holdings, Inc. (1)	1,361	105,028
Revlon, Inc. (1)	1,438	52,890
Sanderson Farms, Inc.	3,127	301,224
Seaboard Corp. (1)	42	144,480
Seneca Foods Corp. (1)	1,096	30,951
Smart & Final Stores, Inc. (1)	1,164	14,864
Snyder's-Lance, Inc.	12,903	433,283
SpartanNash Co.	5,816	168,199
Spectrum Brands Holdings, Inc.	85,400	11,758,726
SUPERVALU, Inc. (1)	41,758	208,372
Synutra International, Inc. (1)	2,540	10,820
The Andersons, Inc.	4,166	150,726
The Chefs' Warehouse, Inc. (1)	274	3,052
The Hain Celestial Group, Inc. (1)	1,258	44,760
The J. M. Smucker Co.	5,720	775,289
TreeHouse Foods, Inc. (1)	1,921	167,492
Turning Point Brands, Inc. (1)	451	5,421
Tyson Foods, Inc.	7,694	574,511
United Natural Foods, Inc. (1)	7,973	319,239
Universal Corp.	3,505	204,061
Vector Group Ltd	8,575	184,627
Village Super Market, Inc.	1,111	35,563
Weis Markets, Inc.	1,460	77,380
Whole Foods Market, Inc.	13,042	369,741
		42,657,949
Energy - 7.01%
Abraxas Petroleum Corp. (1)	11,086	18,735
Adams Resources & Energy, Inc.	299	11,757
Alon USA Energy, Inc.	5,117	41,243
Anadarko Petroleum Corp.	37,857	2,398,620
Antero Resources Corp. (1)	9,019	243,062
Archrock, Inc.	10,994	143,802
Ardmore Shipping Corp.	4,294	30,230
Atwood Oceanics, Inc.	9,584	83,285
Baker Hughes, Inc.	21,354	1,077,736
Bill Barrett Corp. (1)	7,721	42,929
Bristow Group, Inc.	5,287	74,124
Cabot Oil & Gas Corp.	6,722	173,428
California Resources Corp. (1)	4,957	61,962
Callon Petroleum Co. (1)	348,140	5,465,798
CARBO Ceramics, Inc.	3,065	33,531
Carrizo Oil & Gas, Inc. (1)	142,355	5,782,460
Cheniere Energy, Inc. (1)	9,802	427,367
Chesapeake Energy Corp. (1)	27,791	174,250
Cimarex Energy Co.	17,123	2,300,818
Clayton Williams Energy, Inc. (1)	997	85,184
Clean Energy Fuels Corp. (1)	13,673	61,118
Cobalt International Energy, Inc. (1)	63,769	79,074
Concho Resources, Inc. (1)	6,955	955,269
CONSOL Energy, Inc.	11,459	220,013
Contango Oil & Gas Company (1)	3,520	35,974
Continental Resources, Inc. (1)	243,747	12,665,094
CVR Energy, Inc.	2,294	31,588
Dawson Geophysical Co. (1)	3,032	23,134
Delek US Holdings, Inc.	9,668	167,160
Denbury Resources, Inc. (1)	54,863	177,207
Devon Energy Corp.	23,445	1,034,159
DHT Holdings, Inc.	14,466	60,613
Diamond Offshore Drilling, Inc.	3,017	53,129
Diamondback Energy, Inc. (1)	83,048	8,017,454
Dorian LPG Ltd (1)	3,841	23,046
Dril-Quip, Inc. (1)	1,726	96,207
Earthstone Energy, Inc. (1)	90	774
Eclipse Resources Corp. (1)	9,889	32,535
Energen Corp.	173,585	10,019,326
Ensco Plc	14,798	125,783
EP Energy Corp. (1)	6,095	26,696
EQT Corp.	97,623	7,089,382
Era Group, Inc. (1)	2,877	23,160
Erin Energy Corp. (1)	3,030	7,121
EXCO Resources, Inc. (1)	22,533	24,110
Exterran Corp. (1)	4,972	77,961
Fairmount Santrol Holdings, Inc. (1)	12,280	104,134
FMC Technologies, Inc. (1)	11,118	329,871
Forum Energy Technologies, Inc. (1)	215,151	4,272,899
Franks International	1,731	22,503
Frontline Ltd/Bermuda	10,169	72,912
GasLog Ltd	6,380	92,829
Gener8 Maritime, Inc. (1)	6,092	31,191
Geospace Technologies Corp. (1)	2,074	40,402
Golar LNG Ltd	14,106	299,047
Green Plains, Inc.	5,734	150,231
Gulfport Energy Corp. (1)	218,593	6,175,252
Helix Energy Solutions Group, Inc. (1)	15,985	129,958
Helmerich & Payne, Inc.	4,801	323,107
Hess Corp.	13,909	745,801
HollyFrontier Corp.	7,992	195,804
Hornbeck Offshore Services, Inc. (1)	5,173	28,452
Independence Contract Drilling, Inc. (1)	4,487	23,557
Jones Energy, Inc. (1)	8,955	31,880
Kosmos Energy Ltd (1)	8,741	56,030
Laredo Petroleum, Inc. (1)	7,136	92,054
Marathon Oil Corp.	441,544	6,980,811
Marathon Petroleum Corp.	121,782	4,943,131
Matador Resources Co. (1)	216,440	5,268,150
Matrix Service Co. (1)	4,215	79,073
McDermott International, Inc. (1)	38,076	190,761
Murphy Oil Corp.	8,101	246,270
Nabors Industries Ltd	14,230	173,037
National Oilwell Varco, Inc.	18,372	674,987
Natural Gas Services Group, Inc. (1)	1,842	45,295
Navios Maritime Acquisition Corp.	12,247	16,533
Newfield Exploration Co. (1)	155,077	6,739,646
Newpark Resources, Inc. (1)	12,816	94,326
Noble Corp. Plc	11,851	75,135
Noble Energy, Inc.	20,934	748,181
Nordic American Tanker Ltd	13,484	136,323
Northern Oil & Gas, Inc. (1)	7,465	20,006
Oasis Petroleum, Inc. (1)	28,203	323,488
Oceaneering International, Inc.	4,488	123,465
Oil States International, Inc. (1)	8,284	261,526
Overseas Shipholding Group, Inc.	6,342	67,035
Pacific Ethanol, Inc. (1)	4,741	32,760
Panhandle Oil and Gas, Inc.	1,559	27,329
Par Petroleum Corp. (1)	3,622	47,376
Parker Drilling Co. (1)	22,125	48,011
Parsley Energy, Inc. (1)	290,558	9,736,599
Patterson-UTI Energy, Inc.	7,212	161,332
PBF Energy, Inc.	4,640	105,050
PDC Energy, Inc. (1)	8,786	589,189
PHI, Inc. (1)	2,083	37,848
Pioneer Energy Services Corp. (1)	9,877	39,903
QEP Resources, Inc.	684,832	13,374,769
Range Resources Corp.	98,525	3,817,858
Renewable Energy Group, Inc. (1)	6,363	53,895
REX American Resources Corp. (1)	911	77,216
Rice Energy, Inc. (1)	71,358	1,863,157
RigNet, Inc. (1)	1,747	26,415
Ring Energy, Inc. (1)	5,550	60,773
Rowan Companies Plc	6,393	96,918
RPC, Inc. (1)	2,940	49,392
RSP Permian, Inc. (1)	147,372	5,715,086
Sanchez Energy Corp. (1)	5,978	52,846
Scorpio Tankers, Inc.	25,767	119,301
SEACOR Holdings, Inc. (1)	2,509	149,260
Seadrill Ltd (1)	59,067	139,989
SemGroup Corp.	8,336	294,761
Ship Finance International Ltd	9,309	137,122
SM Energy Co.	4,351	167,862
Superior Energy Services, Inc.	7,102	127,126
Synergy Resources Corp. (1)	25,672	177,907
Targa Resources Corp.	7,668	376,575
Teekay Corp.	7,713	59,467
Teekay Tankers Ltd	18,371	46,479
Tesco Corp.	6,814	55,602
Tesoro Corp.	5,896	469,086
TETRA Technologies, Inc. (1)	5,910	36,110
The Williams Companies, Inc.	28,148	864,988
Tidewater, Inc.	7,430	20,953
Transocean Ltd (1)	17,241	183,789
Unit Corp. (1)	7,899	146,921
W&T Offshore, Inc. (1)	5,205	9,161
Weatherford International Plc (1)	44,183	248,308
Western Refining, Inc.	12,696	335,936
Westmoreland Coal Co. (1)	3,153	27,936
Whiting Petroleum Corp. (1)	9,707	84,839
Willbros Group, Inc. (1)	6,408	12,047
World Fuel Services Corp.	3,411	157,793
WPX Energy, Inc. (1)	666,721	8,794,050
		149,479,591
Financials - 21.36%
1st Source Corp.	2,443	87,203
Access National Corp.	1,200	28,680
ACNB Corp.	854	22,699
Affiliated Managers Group, Inc. (1)	375	54,262
AG Mortgage Investment Trust, Inc.	4,492	70,749
Alleghany Corp. (1)	18,217	9,564,289
Allegiance Bancshares, Inc. (1)	1,553	41,931
Allied World Assurance Co. Holdings AG	185,978	7,517,231
Allstate Corp/The	109,066	7,545,186
Ally Financial, Inc.	122,724	2,389,436
Altisource Residential Corp.	8,319	90,677
Ambac Financial Group, Inc. (1)	4,701	86,451
American Capital Agency Corp.	15,803	308,791
American Capital Mortgage Investment Corp.	7,235	124,370
American Equity Investment Life Holding Co.	13,137	232,919
American Financial Group, Inc.	3,450	258,750
American National Bankshares, Inc.	1,204	33,652
American National Insurance Co.	418	50,979
Ameriprise Financial, Inc.	5,425	541,252
Ameris Bancorp	1,429	49,944
AMERISAFE, Inc.	817	48,023
Ames National Corp.	1,284	35,515
AmTrust Financial Services, Inc.	4,200	112,686
Annaly Capital Management, Inc.	48,498	509,229
Anworth Mortgage Asset Corp.	15,222	74,892
Aon Plc	99,655	11,210,191
Apollo Commercial Real Estate Finance, Inc.	11,746	192,282
Arch Capital Group Ltd (1)	5,704	452,099
Ares Capital Corp.	987,775	15,310,513
Ares Commercial Real Estate Corp.	4,441	55,957
Argo Group International Holdings Ltd	4,672	263,594
Arlington Asset Investment Corp.	925	13,681
ARMOUR Residential REIT, Inc.	5,904	133,076
Arrow Financial Corp.	1,650	54,171
Arthur J. Gallagher & Co.	313,322	15,938,690
Aspen Insurance Holdings Ltd	3,031	141,214
Associated Banc Corp.	7,319	143,379
Associated Capital Group, Inc.	761	26,985
Assurant, Inc.	3,109	286,805
Assured Guaranty Ltd	6,623	183,788
Astoria Financial Corp.	14,821	216,387
Atlantic Capital Bancshares, Inc. (1)	2,245	33,630
Atlas Financial Holdings, Inc. (1)	1,018	16,054
Axis Capital Holdings Ltd	4,611	250,516
B. Riley Financial, Inc.	1,360	18,170
Baldwin & Lyons, Inc.	1,531	39,240
Banc of California, Inc.	2,281	39,826
BancFirst Corp.	1,210	87,737
Banco Latinoamericano De Comerico	4,821	135,856
BancorpSouth, Inc.	382,064	8,863,885
Bank Mutual Corp.	6,573	50,481
Bank of Hawaii Corp.	1,999	145,167
Bank of Marin Bancorp	918	45,652
BankFinancial Corp.	2,337	29,680
BankUnited, Inc.	201,426	6,083,065
Bankwell Financial Group, Inc.	738	17,483
Banner Corp.	4,694	205,316
Bar Harbor Bankshares	889	32,644
BB&T Corp.	49,793	1,878,192
BBX Capital Corp. (1)	377	7,777
Bear State Financial, Inc.	2,803	25,760
Beneficial Bancorp, Inc.	11,101	163,296
Berkshire Hills Bancorp, Inc.	4,826	133,728
Blue Capital Reinsurance Holdings Ltd	1,272	23,303
Blue Hills Bancorp, Inc.	3,573	53,666
BNC Bancorp	6,073	147,695
Bofi Holding, Inc. (1)	630	14,112
BOK Financial Corp.	1,105	76,212
Boston Private Financial Holdings, Inc.	13,352	171,306
Bridge Bancorp, Inc.	2,586	73,934
Brookline Bancorp, Inc.	11,383	138,759
Brown & Brown, Inc.	5,563	209,781
Bryn Mawr Bank Corp.	2,590	82,854
BSB Bancorp, Inc. (1)	1,240	29,053
C&F Financial Corp.	477	20,549
Calamos Asset Management, Inc.	2,679	18,271
California First National Bancorp	290	4,048
Camden National Corp.	1,575	75,190
Capital Bank Financial Corp.	130,565	4,192,442
Capital City Bank Group, Inc.	1,749	25,833
Capitol Federal Financial, Inc.	20,127	283,187
Capstead Mortgage Corp.	15,594	147,051
Cardinal Financial Corp.	4,573	119,310
Carolina Financial Corp.	1,522	34,001
Cascade Bancorp (1)	5,266	31,912
Cathay General Bancorp	11,770	362,281
CenterState Banks, Inc.	7,253	128,596
Central Pacific Financial Corp.	4,748	119,602
Central Valley Community Bancorp	1,268	20,110
Century Bancorp, Inc.	516	23,385
Charles Schwab Corp.	46,164	1,457,397
Charter Financial Corp.	2,202	28,362
Chemical Financial Corp.	246,937	10,897,330
Chemung Financial Corp.	441	12,785
Chimera Investment Corp.	9,295	148,255
Cincinnati Financial Corp.	7,437	560,899
CIT Group, Inc.	9,916	359,951
Citizens & Northern Corp.	1,682	36,954
Citizens Financial Group, Inc.	15,569	384,710
Citizens, Inc. (1)	7,897	73,916
City Holding Company	2,302	115,768
Clifton Bancorp, Inc.	3,441	52,613
CNA Financial Corp.	1,523	52,406
CNB Financial Corporation, Inc.	2,044	43,251
CNO Financial Group, Inc.	27,884	425,789
CoBiz Financial, Inc.	5,135	68,347
Codorus Valley Bancorp, Inc.	1,132	24,768
Colony Capital, Inc.	17,845	325,314
Columbia Banking System, Inc.	9,047	296,018
Comerica, Inc.	8,708	412,063
Commerce Bancshares, Inc.	4,224	208,074
Community Bank System, Inc.	6,834	328,784
Community Trust Bancorp, Inc.	2,345	87,023
CommunityOne Bancorp (1)	2,096	29,009
ConnectOne Bancorp, Inc.	4,590	82,895
County Bancorp, Inc.	190	3,802
Cowen Group, Inc. (1)	15,139	54,955
CU Bancorp (1)	2,263	51,619
Cullen/Frost Bankers, Inc.	2,635	189,562
Customers Bancorp, Inc. (1)	2,366	59,529
CVB Financial Corp.	386,853	6,812,481
CYS Investments, Inc.	24,111	210,248
Dime Community Bancshares, Inc.	4,914	82,359
Discover Financial Services	192,686	10,896,393
Donegal Group, Inc.	1,735	27,951
Dynex Capital, Inc.	7,101	52,689
E*TRADE Financial Corp. (1)	13,963	406,603
Eagle Bancorp, Inc. (1)	1,054	51,994
East West Bancorp, Inc.	161,294	5,921,103
EMC Insurance Group, Inc.	1,452	39,102
Employers Holdings, Inc.	4,706	140,380
Encore Capital Group, Inc. (1)	3,721	83,648
Endurance Specialty Holdings Ltd	3,163	207,018
Enova International, Inc. (1)	4,352	42,127
Enstar Group Ltd (1)	40,203	6,612,187
Enterprise Bancorp, Inc.	1,272	35,616
Enterprise Financial Services Corp.	2,969	92,781
Equity Bancshares, Inc. (1)	799	20,726
Erie Indemnity Co.	236	24,088
ESSA Bancorp, Inc.	1,265	17,495
EverBank Financial Corp.	16,545	320,311
Everest Re Group Ltd	831	157,865
EZCORP, Inc. (1)	8,061	89,155
F.N.B. Corp.	33,328	409,934
Farmers Capital Bank Corp.	1,085	32,159
Farmers National Banc Corp.	3,615	38,970
FBL Financial Group, Inc.	1,655	105,870
FBR & Co.	1,008	13,346
FCB Financial Holdings, Inc. (1)	4,698	180,544
Federal Agricultural Mortgage Corp.	1,357	53,601
Federated National Holding Co.	2,121	39,641
Fidelity & Guaranty Life	1,967	45,615
Fidelity National Financial Ventures Group (1)	10,466	130,616
Fidelity Southern Corp.	3,213	59,087
Fifth Third Bancorp	586,976	12,009,529
Financial Institutions, Inc.	2,149	58,259
First American Financial Corp.	299,411	11,760,864
First Bancorp NC	3,046	60,280
First Bancorp PR (1)	18,643	96,944
First Bancorp, Inc.	1,457	34,924
First Busey Corp.	4,749	107,327
First Business Financial Services, Inc.	1,211	28,458
First Citizens Bancshares, Inc.	1,194	350,905
First Commonwealth Financial Corp.	13,944	140,695
First Community Bancshares, Inc.	2,412	59,818
First Community Financial Partners, Inc. (1)	2,061	19,621
First Connecticut Bancorp, Inc.	1,805	32,111
First Defiance Financial Corp.	1,338	59,728
First Financial Bancorp	9,553	208,638
First Financial Bankshares, Inc.	3,743	136,395
First Financial Corp.	1,484	60,369
First Financial Northwest, Inc.	1,324	18,761
First Foundation, Inc. (1)	1,433	35,352
First Hawaiian, Inc. (1)	1,060	28,472
First Horizon National Corp.	11,606	176,759
First Internet Bancorp	790	18,241
First Interstate BancSystem, Inc.	3,079	97,019
First Merchants Corp.	6,338	169,541
First Mid-Illinois Bancshares, Inc.	1,243	33,884
First Midwest Bancorp, Inc.	12,579	243,529
First NBC Bank Holding Co. (1)	2,476	23,373
First Northwest Bancorp (1)	1,764	23,796
First of Long Island Corp.	2,200	72,930
First Republic Bank	1,409	108,648
FirstCash, Inc.	3,123	147,031
Flagstar Bancorp, Inc. (1)	3,334	92,518
Flushing Financial Corp.	4,370	103,656
FNF Group	13,052	481,749
Franklin Financial Network, Inc. (1)	1,075	40,205
Fulton Financial Corp.	27,218	395,205
GAIN Capital Holdings, Inc.	4,864	30,060
GAMCO Investors, Inc.	744	21,182
Genworth Financial, Inc. (1)	53,423	264,978
German American Bancorp, Inc.	2,377	92,537
Glacier Bancorp, Inc.	12,092	344,864
Global Indemnity Plc (1)	1,488	44,194
Great Ajax Corp.	2,854	38,957
Great Southern Bancorp, Inc.	1,659	67,521
Great Western Bancorp, Inc.	9,529	317,506
Green Bancorp, Inc. (1)	3,253	35,555
Green Dot Corp. (1)	5,565	128,329
Greene County Bancorp, Inc.	301	5,018
Greenhill & Co, Inc.	1,142	26,917
Greenlight Capital Re Ltd (1)	4,838	98,889
Guaranty Bancorp	2,359	42,108
Hallmark Financial Services, Inc. (1)	2,731	28,102
Hancock Holding Co.	12,046	390,652
Hanmi Financial Corp.	4,833	127,301
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,713	156,883
Hanover Insurance Group, Inc.	2,116	159,589
HarborOne Bancorp, Inc. (1)	2,120	33,411
Harford Financial Services Group, Inc.	198,677	8,507,349
HCI Group, Inc.	1,582	48,030
Heartland Financial USA, Inc.	3,417	123,251
Heritage Commerce Corp.	3,793	41,495
Heritage Financial Corp.	4,567	81,978
Heritage Insurance Holdings, Inc.	4,300	61,963
Heritage Oaks Bancorp	3,772	30,930
Hilltop Holdings, Inc. (1)	12,042	270,463
Hingham Institution for Savings	128	17,728
Home Bancorp, Inc.	728	20,384
HomeStreet, Inc. (1)	3,803	95,303
HomeTrust Bancshares, Inc. (1)	2,689	49,746
Hope Bancorp, Inc.	20,358	353,618
Horace Mann Educators Corp.	245,326	8,991,198
Horizon Bancorp	2,308	67,809
Huntington Bancshares, Inc.	979,345	9,656,342
IBERIABANK Corp.	139,317	9,350,957
Impac Mortgage Holdings, Inc. (1)	1,257	16,580
Independence Holding Co.	1,583	27,196
Independent Bank Corp.	168,590	9,119,033
Independent Bank Corp. MI	3,118	52,476
Independent Bank Group, Inc.	1,729	76,370
Infinity Property & Casualty Corp.	1,689	139,562
Interactive Brokers Group, Inc.	2,780	98,051
International Bancshares Corp.	8,529	253,994
INTL FCStone, Inc. (1)	2,446	95,027
Invesco Ltd	16,999	531,559
Invesco Mortgage Capital, Inc.	17,835	271,627
Investment Technology Group, Inc.	4,254	72,914
Investors Bancorp, Inc.	1,339,857	16,091,683
Investors Title Co.	245	24,377
James River Group Holdings Ltd	2,278	82,464
Janus Capital Group, Inc.	23,059	323,057
KCG Holdings, Inc. (1)	8,685	134,878
Kearny Financial Corp.	14,503	197,386
Kemper Corp.	6,241	245,396
KeyCorp	53,051	645,631
Kinsale Capital Group, Inc.	894	19,668
Ladder Capital Corp.	6,212	82,247
Ladenburg Thalmann Financial Services, Inc. (1)	16,718	38,619
Lake Sunapee Bank Group	1,187	21,449
Lakeland Bancorp, Inc.	6,022	84,549
Lakeland Financial Corp.	3,721	131,798
Lazard Ltd	5,452	198,235
LCNB Corp.	1,209	22,028
LegacyTexas Financial Group, Inc.	6,925	219,038
Legg Mason, Inc.	5,340	178,783
LendingClub Corp. (1)	28,931	178,794
Leucadia National Corp.	16,341	311,133
Lincoln National Corp.	9,203	432,357
Loews Corp.	143,936	5,922,966
LPL Financial Holdings, Inc.	3,551	106,210
M&T Bank Corp.	7,350	853,335
Macatawa Bank Corp.	3,882	31,017
Maiden Holdings Ltd	8,328	105,682
MainSource Financial Group, Inc.	3,587	89,496
Manning & Napier, Inc.	2,999	21,263
Markel Corp. (1)	676	627,849
Marlin Business Services Corp.	1,174	22,752
Marsh & McLennan Companies, Inc.	115,154	7,744,106
MB Financial, Inc.	11,907	452,942
MBIA, Inc. (1)	21,054	164,011
MBT Financial Corp.	2,609	23,611
Medley Management, Inc.	598	5,029
Mercantile Bank Corp.	2,376	63,796
Merchants Bancshares, Inc.	838	27,143
Mercury General Corp.	241	13,219
Meridian Bancorp, Inc.	6,462	100,613
Meta Financial Group, Inc.	1,278	77,460
MFA Financial, Inc.	18,081	135,246
MGIC Investment Corp. (1)	53,808	430,464
Middleburg Financial Corp.	677	19,146
Midland States Bancorp, Inc.	582	14,748
MidWestOne Financial Group, Inc.	1,260	38,266
Moody's Corp.	25,399	2,750,204
MutualFirst Financial, Inc.	785	21,768
Nasdaq OMX Group, Inc.	166,920	11,273,777
National Bankshares, Inc.	958	35,235
National Commerce Corp. (1)	1,320	35,719
National General Holdings Corp.	3,402	75,660
National Interstate Corp.	978	31,814
National Western Life Group, Inc. - Class A	364	74,755
Nationstar Mortgage Holdings, Inc. (1)	3,044	45,082
Navient Corp.	332,349	4,809,090
Navigators Group, Inc.	67,658	6,557,413
NBT Bancorp, Inc.	6,664	219,046
Nelnet, Inc.	3,267	131,889
New Residential Investment Corp.	1,254,583	17,325,791
New York Community Bancorp, Inc.	23,732	337,706
New York Mortgage Trust, Inc.	17,867	107,559
NewStar Financial, Inc. (1)	3,942	38,277
Nicolet Bankshares, Inc. (1)	1,172	44,946
NMI Holdings, Inc. (1)	8,264	62,972
Northern Trust Corp.	10,246	696,626
Northfield Bancorp, Inc.	6,001	96,616
Northrim BanCorp, Inc.	1,178	30,333
Northwest Bancshares, Inc.	15,610	245,233
OceanFirst Financial Corp.	3,591	69,163
Ocwen Financial Corp. (1)	15,345	56,316
OFG Bancorp	6,961	70,376
Old Line Bancshares, Inc.	1,675	33,048
Old National Bancorp	21,049	295,949
Old Republic International Corp.	11,926	210,136
Old Second Bancorp, Inc.	5,431	45,132
OM Asset Management Plc	2,471	34,372
On Deck Capital, Inc. (1)	7,347	41,878
OneBeacon Insurance Group Ltd	3,014	43,040
OneMain Holdings, Inc. (1)	2,574	79,665
Oppenheimer Holdings, Inc.	1,479	21,135
Opus Bank	1,008	35,653
Orchid Island Capital, Inc.	3,206	33,407
Oritani Financial Corp.	6,517	102,447
Orrstown Financial Services, Inc.	1,513	29,882
Owens Realty Mortgage, Inc.	1,991	34,484
Pacific Continental Corp.	3,449	58,012
Pacific Mercantile Bancorp (1)	3,363	24,785
Pacific Premier Bancorp, Inc. (1)	3,104	82,132
PacWest Bancorp	218,926	9,394,115
Park National Corp.	2,173	208,608
Park Sterling Corp.	253,443	2,057,957
Peapack Gladstone Financial Corp.	2,406	53,918
Penns Woods Bancorp, Inc.	671	29,833
PennyMac Mortgage Investment Trust	10,603	165,195
Peoples Bancorp, Inc.	2,613	64,254
Peoples Financial Services Corp.	1,069	43,572
People's United Financial, Inc.	14,939	236,335
People's Utah Bancorp	1,976	40,212
PHH Corp. (1)	8,284	119,704
PICO Holdings, Inc. (1)	3,774	44,495
Pinnacle Financial Partners, Inc.	6,028	325,994
Piper Jaffray Cos. (1)	2,379	114,906
PJT Partners, Inc.	2,858	77,938
Popular, Inc.	5,081	194,196
PRA Group, Inc. (1)	7,251	250,450
Preferred Bank Los Angeles	1,841	65,816
Premier Financial Bancorp, Inc.	1,210	20,739
Principal Financial Group, Inc.	13,256	682,817
PrivateBancorp, Inc.	12,397	569,270
ProAssurance Corp.	2,646	138,862
Prosperity Bancshares, Inc.	10,558	579,529
Provident Bancorp, Inc. (1)	593	9,251
Provident Financial Holdings, Inc.	978	19,130
Provident Financial Services, Inc.	9,814	208,351
Pzena Investment Management, Inc.	1,392	10,718
QCR Holdings, Inc.	1,866	59,227
Radian Group, Inc.	33,845	458,600
Raymond James Financial, Inc.	164,371	9,568,036
Redwood Trust, Inc.	12,392	175,471
Regional Management Corp. (1)	1,713	37,086
Regions Financial Corp.	62,873	620,556
Reinsurance Group of America, Inc.	206,603	22,300,728
RenaissanceRe Holdings Ltd	837	100,574
Renasant Corp.	6,360	213,887
Republic Bancorp, Inc.	1,435	44,600
Republic First Bancorp, Inc. (1)	5,140	21,125
Resource Capital Corp.	5,045	64,626
RLI Corp.	1,144	78,204
S & T Bancorp, Inc.	5,524	160,141
Safeguard Scientifics, Inc. (1)	3,659	47,421
Safety Insurance Group, Inc.	2,238	150,438
Sandy Spring Bancorp, Inc.	3,634	111,128
Santander Consumer USA Holdings, Inc. (1)	5,192	63,135
Seacoast Banking Corp. of Florida (1)	4,660	74,979
SEI Investments Co.	230,847	10,528,932
Selective Insurance Group, Inc.	8,846	352,602
Shore Bancshares, Inc.	1,854	21,840
SI Financial Group, Inc.	1,700	22,440
Sierra Bancorp	1,869	35,062
Signature Bank (1)	1,022	121,056
Simmons First National Corp.	4,571	228,093
SLM Corp. (1)	403,085	3,011,045
South State Corp.	3,693	277,123
Southern First Bancshares, Inc. (1)	847	23,360
Southern Missouri Bancorp, Inc.	836	20,816
Southern National Bancorp of Virginia, Inc.	1,609	20,997
Southside Bancshares, Inc.	3,848	123,837
Southwest Bancorp, Inc.	2,845	54,027
Starwood Property Trust, Inc.	11,680	263,034
State Auto Financial Corp.	2,576	61,335
State Bank Financial Corp.	5,443	124,209
State National Companies, Inc.	4,713	52,409
State Street Corp.	57,368	3,994,534
Sterling Bancorp	20,192	353,360
Stewart Information Services Corp.	3,557	158,109
Stifel Financial Corp. (1)	9,997	384,385
Stock Yards Bancorp, Inc.	3,353	110,515
Stonegate Bank	1,857	62,674
Suffolk Bancorp	1,828	63,560
Summit Financial Group, Inc.	1,218	23,337
Sun Bancorp, Inc.	1,603	36,965
SunTrust Banks, Inc.	227,533	9,965,945
SVB Financial Group (1)	615	67,982
Synchrony Financial	438,479	12,277,412
Synovus Financial Corp.	6,254	203,443
T. Rowe Price Group, Inc.	2,920	194,180
TCF Financial Corp.	7,184	104,240
TD Ameritrade Holding Corp.	321,951	11,345,553
Territorial Bancorp, Inc.	1,236	35,424
Texas Capital Bancshares, Inc. (1)	64,382	3,535,859
TFS Financial Corp.	3,069	54,659
The Bancorp, Inc. (1)	5,481	35,188
The Progressive Corp.	25,985	818,527
Third Point Reinsurance Ltd (1)	10,014	120,168
Tiptree Financial, Inc.	4,645	27,591
Tompkins Financial Corp.	2,324	177,577
Torchmark Corp.	68,860	4,399,465
Towne Bank	8,683	208,652
TriCo Bancshares	3,165	84,727
TriState Capital Holdings, Inc. (1)	3,432	55,427
Triumph Bancorp, Inc. (1)	2,421	48,033
TrustCo Bank Corp.	14,352	101,756
Trustmark Corp.	10,761	296,573
Two Harbors Investment Corp.	16,309	139,116
UMB Financial Corp.	7,086	421,263
Umpqua Holdings Corp.	34,582	520,459
Union Bankshares Corp.	7,096	189,960
United Bankshares, Inc.	10,292	387,700
United Community Banks, Inc.	10,907	229,265
United Community Financial Corp.	6,951	49,422
United Development Funding IV (4)	1,250	400
United Financial Bancorp, Inc.	7,875	108,990
United Fire Group, Inc.	3,450	146,004
United Insurance Holdings Corp.	829	14,076
Universal Insurance Holdings, Inc.	1,369	34,499
Univest Corp. of Pennsylvania	3,704	86,525
Unum Group	313,443	11,067,672
Validus Holdings Ltd	3,734	186,028
Valley National Bancorp	38,800	377,524
Veritex Holdings, Inc. (1)	862	14,990
Virtu Financial, Inc.	600	8,982
Virtus Investment Partners, Inc.	948	92,771
Voya Financial, Inc.	10,281	296,298
W.R. Berkley Corp.	100,567	5,808,750
Waddell & Reed Financial, Inc.	11,204	203,465
Walker & Dunlop, Inc. (1)	4,399	111,119
Walter Investment Management Corp. (1)	1,840	7,470
Washington Federal, Inc.	14,388	383,872
Washington Trust Bancorp, Inc.	2,282	91,782
WashingtonFirst Bankshares, Inc.	1,188	29,237
Waterstone Financial, Inc.	3,878	65,887
Webster Financial Corp.	14,522	551,981
WesBanco, Inc.	6,272	206,208
West Bancorporation, Inc.	2,392	46,883
Westamerica Bancorporation	3,866	196,702
Western Alliance Bancorp (1)	2,128	79,885
Western Asset Mortgage Capital Corp.	6,718	70,002
Westfield Financial, Inc.	2,138	16,356
White Mountains Insurance Group Ltd	233	193,390
Wintrust Financial Corp.	8,148	452,784
World Acceptance Corp. (1)	981	48,108
WSFS Financial Corp.	4,474	163,256
Xenith Bankshares, Inc. (1)	10,669	24,645
XL Group Ltd	62,825	2,112,805
Yadkin Financial Corp.	129,026	3,392,094
Zions Bancorp	10,098	313,240
		455,179,569
Health Care - 9.90%
Acadia Healthcare Co., Inc. (1)	2,375	117,681
Accelerate Diagnostics, Inc. (1)	260	7,088
Aceto Corp.	515	9,780
Acorda Therapeutics, Inc. (1)	5,769	120,457
Adamas Pharmaceuticals, Inc. (1)	1,312	21,530
Addus HomeCare Corp. (1)	106,477	2,785,438
Adverum Biotechnologies, Inc. (1)	3,628	14,911
Agenus, Inc. (1)	1,803	12,946
Agilent Technologies, Inc.	11,865	558,723
Akebia Therapeutics, Inc. (1)	3,937	35,630
Albany Molecular Research, Inc. (1)	2,148	35,463
Alere, Inc. (1)	3,521	152,248
Allscripts Healthcare Solutions, Inc. (1)	9,739	128,263
Almost Family, Inc. (1)	964	35,446
Alnylam Pharmaceuticals, Inc. (1)	481	32,602
AMAG Pharmaceuticals, Inc. (1)	3,816	93,530
American Renal Associates Holdings, Inc. (1)	217	3,965
Amsurg Corp. (1)	139,969	9,384,921
Analogic Corp.	135,643	12,017,970
AngioDynamics, Inc. (1)	4,248	74,510
Anika Therapeutics, Inc. (1)	385	18,422
Aratana Therapeutics, Inc. (1)	492	4,605
Ardelyx, Inc. (1)	4,108	53,158
ARIAD Pharmaceuticals, Inc. (1)	1,760	24,094
Array BioPharma, Inc. (1)	20,344	137,322
Arrowhead Pharmaceuticals, Inc. (1)	656	4,822
Atara Biotherapeutics, Inc. (1)	3,387	72,448
AtriCure, Inc. (1)	1,053	16,658
Becton Dickinson and Co.	36,350	6,533,185
Bellicum Pharmaceuticals, Inc. (1)	1,075	21,392
BioCryst Pharmaceuticals, Inc. (1)	1,689	7,448
Bio-Rad Laboratories, Inc. (1)	991	162,336
BioScrip, Inc. (1)	16,122	46,593
Bluebird Bio, Inc. (1)	3,615	245,025
Boston Scientific Corp. (1)	343,879	8,184,320
Brookdale Senior Living, Inc. (1)	269,791	4,707,853
Bruker Corp.	80,096	1,814,174
Capital Senior Living Corp. (1)	299,410	5,030,088
Cara Therapeutics, Inc. (1)	2,793	23,322
Cardinal Health, Inc.	79,572	6,182,744
Catalent, Inc. (1)	433,075	11,190,658
Celldex Therapeutics, Inc. (1)	14,907	60,224
Cellular Biomedicine Group, Inc. (1)	548	7,946
Centene Corp. (1)	132,562	8,876,352
Cerus Corp. (1)	2,216	13,761
Chimerix, Inc. (1)	6,678	36,996
Cidara Therapeutics, Inc. (1)	1,489	17,049
Community Health Systems, Inc. (1)	209,270	2,414,976
Concert Pharmaceuticals, Inc. (1)	1,474	14,902
CONMED Corp.	4,309	172,619
Corvus Pharmaceuticals, Inc. (1)	419	6,893
Cotiviti Holdings, Inc. (1)	664	22,264
CryoLife, Inc.	1,616	28,393
DaVita, Inc. (1)	69,988	4,624,107
DENTSPLY SIRONA, Inc.	11,285	670,668
Dimension Therapeutics, Inc. (1)	1,112	8,885
Edge Therapeutics, Inc. (1)	1,507	15,688
Egalet Corp. (1)	2,511	19,109
Enanta Pharmaceuticals, Inc. (1)	2,429	64,636
Endo International Plc (1)	324,636	6,541,415
Endocyte, Inc. (1)	5,760	17,798
Envision Healthcare Holdings, Inc. (1)	1,388	30,911
Epizyme, Inc. (1)	1,771	17,427
Esperion Therapeutics, Inc. (1)	2,251	31,176
Evolent Health, Inc. (1)	2,476	60,959
Exactech, Inc. (1)	1,647	44,518
Exelixis, Inc. (1)	13,533	173,087
Five Prime Therapeutics, Inc. (1)	3,216	168,808
Flex Pharma, Inc. (1)	357	4,205
Genesis Healthcare, Inc. (1)	2,674	7,140
Haemonetics Corp. (1)	8,019	290,368
Halyard Health, Inc. (1)	7,316	253,573
HCA Holdings, Inc. (1)	185,475	14,027,474
Healthways, Inc. (1)	4,932	130,501
Hill-Rom Holdings, Inc.	200	12,396
ICON Plc (1)	40,541	3,136,657
ICU Medical, Inc. (1)	61,086	7,720,049
Ignyta, Inc. (1)	1,261	7,932
Immunomedics, Inc. (1)	853	2,772
IMS Health Holdings, Inc. (1)	354,550	11,111,597
INC Research Holdings, Inc. (1)	150,020	6,687,892
Innoviva, Inc. (1)	1,384	15,210
Integer Holdings Corp. (1)	4,806	104,242
Integra LifeSciences Holdings Corp. (1)	25,570	2,110,803
Invacare Corp.	5,085	56,799
Juno Therapeutics, Inc. (1)	354	10,624
K2M Group Holdings, Inc. (1)	2,734	48,611
Karyopharm Therapeutics, Inc. (1)	2,837	27,604
Kindred Healthcare, Inc.	13,329	136,222
Laboratory Corp. of America Holdings (1)	49,019	6,739,132
Lannet, Inc. (1)	4,401	116,935
LHC Group, Inc. (1)	2,177	80,288
LifePoint Health, Inc. (1)	1,781	105,489
Luminex Corp. (1)	3,612	82,065
Magellan Health, Inc. (1)	1,029	55,288
Mallinckrodt Plc (1)	5,433	379,115
Medicines Co. (1)	948	35,778
MEDNAX, Inc. (1)	186,810	12,376,163
Medpace Holdings, Inc. (1)	371	11,078
Meridian Bioscience, Inc.	791	15,258
Merit Medical Systems, Inc. (1)	4,149	100,779
Merrimack Pharmaceuticals, Inc. (1)	7,286	46,266
Molina Healthcare, Inc. (1)	2,307	134,544
Momenta Pharmaceuticals, Inc. (1)	7,662	89,569
NantKwest, Inc. (1)	2,224	17,303
National HealthCare Corp.	1,737	114,625
National Research Corp.	397	6,467
NewLink Genetics Corp. (1)	815	12,241
Nobilis Health Corp. (1)	8,110	27,169
Omeros Corp. (1)	2,740	30,578
OPKO Health, Inc. (1)	1,248	13,216
Osiris Therapeutics, Inc.	1,536	7,619
Otonomy, Inc. (1)	4,198	76,362
OvaScience, Inc. (1)	4,516	32,335
Owens & Minor, Inc.	8,892	308,819
Patheon NV (1)	661	19,585
PDL BioPharma, Inc.	27,845	93,281
PerkinElmer, Inc.	4,232	237,458
Perrigo Co. Plc	31,886	2,944,034
PharMerica Corp. (1)	4,626	129,852
Phibro Animal Health Corp.	205	5,572
Portola Pharmaceuticals, Inc. (1)	644	14,625
Premier, Inc. (1)	303,810	9,825,215
Protagonist Therapeutics, Inc. (1)	240	5,071
PTC Therapeutics, Inc. (1)	5,234	73,328
QIAGEN (1)	11,456	314,353
Quest Diagnostics, Inc.	6,894	583,439
Quidel Corp. (1)	294	6,494
Quintiles Transitional Holdings, Inc. (1)	1,386	112,349
REGENXBIO, Inc. (1)	3,086	43,235
Retrophin, Inc. (1)	5,626	125,910
Rigel Pharmaceuticals, Inc. (1)	3,030	11,120
Rockwell Medical, Inc. (1)	854	5,722
RTI Surgical, Inc. (1)	8,851	27,704
Select Medical Holdings Corp. (1)	15,447	208,535
Spectrum Pharmaceuticals, Inc. (1)	8,335	38,924
St. Jude Medical, Inc. (1)	91,316	7,283,364
Stemline Therapeutics, Inc. (1)	2,372	25,689
Surgery Partners, Inc. (1)	1,297	26,251
Syndax Pharmaceuticals, Inc. (1)	369	5,594
Teleflex, Inc.	1,785	299,969
Tetraphase Pharmaceuticals, Inc. (1)	5,649	21,636
The Cooper Companies, Inc.	531	95,187
TherapeuticsMD, Inc. (1)	1,426	9,711
TransEnterix, Inc. (1)	9,528	16,102
Triple-S Management Corp. (1)	3,683	80,768
United Therapeutics Corp. (1)	1,613	190,463
Universal American Corp.	8,211	62,814
Universal Health Services, Inc.	20,117	2,478,817
USMD Holdings, Inc. (1)	291	6,588
Versartis, Inc. (1)	3,853	47,199
Vocera Communications, Inc. (1)	1,376	23,254
Voyager Therapeutics, Inc. (1)	965	11,590
VWR Corp. (1)	487,420	13,823,231
WaVe Life Sciences Ltd (1)	202	6,559
WellCare Health Plans, Inc. (1)	233	27,282
Wright Medical Group NV (1)	16,221	397,901
Zafgen, Inc. (1)	3,566	11,803
Zimmer Holdings, Inc. (1)	75,898	9,868,258
Zogenix, Inc. (1)	3,773	43,125
		210,891,449
Industrials - 13.19%
AAR Corp.	5,157	161,517
ABM Industries, Inc.	8,978	356,427
Acacia Research Corp.	2,169	14,142
ACCO Brands Corp. (1)	17,259	166,377
Actuant Corp.	4,822	112,063
AECOM (1)	7,562	224,818
Aegion Corp. (1)	5,870	111,941
Aerojet Rocketdyne Holdings, Inc. (1)	4,601	80,886
AeroVironment, Inc. (1)	2,662	64,979
AGCO Corp.	3,460	170,647
Air Lease Corp.	2,465	70,450
Air Transport Services Group, Inc. (1)	6,920	99,302
Aircastle Ltd	7,520	149,347
Alamo Group, Inc.	1,152	75,905
Alaska Air Group, Inc.	972	64,016
Albany International Corp.	3,762	159,434
Allison Transmission Holdings, Inc.	194,533	5,579,206
Altra Industrial Motion Corp.	159,287	4,614,544
AMERCO	123	39,880
Ameresco, Inc. (1)	4,029	21,193
American Airlines Group, Inc.	25,912	948,638
American Railcar Industries, Inc.	1,207	50,054
American Superconductor Corp. (1)	1,793	12,569
AMETEK, Inc.	9,359	447,173
Applied Industrial Technologies, Inc.	3,229	150,923
ARC Document Solutions, Inc. (1)	6,566	24,557
ArcBest Corp.	3,850	73,227
Armstrong Flooring, Inc. (1)	3,481	65,721
Armstrong World Industries, Inc. (1)	96,019	3,967,505
Astec Industries, Inc.	1,603	95,972
Atkore International Group, Inc. (1)	782	14,655
Atlas Air Worldwide Holdings, Inc. (1)	3,863	165,414
Babcock & Wilcox Enterprises, Inc. (1)	288,262	4,756,323
Barnes Group, Inc.	8,097	328,333
Blue Bird Corp. (1)	780	11,396
BMC Stock Holdings, Inc. (1)	1,442	25,567
Brady Corp.	1,725	59,702
Briggs & Stratton Corp.	6,624	123,538
Caesarstone Ltd (1)	274,000	10,332,540
CAI International, Inc. (1)	2,586	21,386
Carlisle Companies, Inc.	2,166	222,167
Casella Waste Systems, Inc. (1)	6,044	62,253
CBIZ, Inc. (1)	7,971	89,195
CECO Environmental Corp.	4,520	50,986
Celadon Group, Inc.	4,326	37,809
Chart Industries, Inc. (1)	4,792	157,321
Chicago Bridge & Iron Co.	5,372	150,577
CIRCOR International, Inc.	65,870	3,923,217
Clean Harbors, Inc. (1)	2,261	108,483
Cogint, Inc. (1)	2,484	12,644
Colfax Corp. (1)	4,901	154,038
Columbus Mckinnon Corp.	2,925	52,182
CompX International, Inc.	351	4,065
Copa Holdings SA	1,550	136,292
Costamare, Inc.	4,073	37,227
Covenant Transportation Group, Inc. - Class A (1)	1,839	35,548
CRA International, Inc. (1)	1,407	37,412
Crane Co.	2,402	151,350
CSW Industrials, Inc. (1)	150,775	4,883,602
Cubic Corp.	3,967	185,695
Cummins, Inc.	7,794	998,801
Curtiss-Wright Corp.	21,261	1,937,090
DigitalGlobe, Inc. (1)	9,859	271,122
Donaldson Co., Inc.	369	13,775
Douglas Dynamics, Inc.	539	17,216
Dover Corp.	7,576	557,897
Ducommun, Inc. (1)	1,597	36,475
Dun & Bradstreet Corp.	1,113	152,058
DXP Enterprises, Inc. (1)	2,069	58,325
Dynamic Materials Corp.	2,056	21,917
Echo Global Logistics, Inc. (1)	647	14,920
EMCOR Group, Inc.	139,593	8,322,535
Encore Wire Corp.	118,920	4,372,688
EnerSys, Inc.	4,915	340,069
Engility Holdings, Inc. (1)	2,806	88,389
Ennis, Inc.	3,918	66,018
EnPro Industries, Inc.	58,820	3,342,152
Equifax, Inc.	25,906	3,486,429
ESCO Technologies, Inc.	139,126	6,458,229
Essendant, Inc.	5,762	118,236
Esterline Technologies Corp. (1)	43,787	3,329,563
Exone Co. (1)	1,497	22,784
Expeditors International of Washington, Inc.	2,649	136,476
Federal Signal Corp.	9,333	123,756
Flowserve Corp.	2,432	117,320
Fluor Corp.	57,432	2,947,410
Franklin Covey Co. (1)	342	6,091
Franklin Electric Company, Inc.	519	21,128
FreightCar America, Inc.	1,885	27,106
FTI Consulting, Inc. (1)	5,993	267,048
FuelCell Energy, Inc. (1)	5,139	27,853
G&K Services, Inc.	36,544	3,489,587
GATX Corp.	6,545	291,580
Gencor Industries, Inc. (1)	1,147	13,741
General Cable Corp.	689	10,321
Genesee & Wyoming, Inc. (1)	2,703	186,372
Gibraltar Industries, Inc. (1)	1,812	67,316
Global Brass and Copper Holdings, Inc.	455	13,145
Gorman Rupp Co.	353	9,040
Graham Corp.	1,439	27,485
Granite Construction, Inc.	1,566	77,893
Great Lakes Dredge & Dock Corp. (1)	9,023	31,580
Greenbrier Companies, Inc.	4,262	150,449
Griffon Corp.	899	15,292
Hardinge, Inc.	1,743	19,400
Harsco Corp.	12,669	125,803
HC2 Holdings, Inc. (1)	5,272	28,732
HD Supply Holdings, Inc. (1)	282,913	9,047,558
Heidrick & Struggles International, Inc.	2,830	52,496
Herc Holdings, Inc. (1)	33,236	1,120,053
Heritage Crystal Clean, Inc. (1)	973	12,921
Hertz Global Holdings, Inc. (1)	99,192	3,983,551
Hill International, Inc. (1)	3,371	15,540
Hillenbrand, Inc.	91,200	2,885,568
Hub Group, Inc. (1)	450	18,342
Hubbell, Inc.	35,155	3,787,600
Huntington Ingalls Industries, Inc.	27,306	4,189,287
Hurco Companies, Inc.	932	26,161
Huron Consulting Group, Inc. (1)	2,985	178,384
Hyster-Yale Materials Handling, Inc.	991	59,589
ICF International, Inc. (1)	2,900	128,528
IDEX Corp.	219	20,492
Ingersoll-Rand Plc	124,930	8,487,744
InnerWorkings, Inc. (1)	611	5,756
Interface, Inc.	1,133	18,910
ITT, Inc.	4,640	166,298
Jacobs Engineering Group, Inc. (1)	5,849	302,510
JetBlue Airways Corp. (1)	14,454	249,187
Joy Global, Inc.	15,469	429,110
Kadant, Inc.	1,396	72,746
Kaman Corp.	3,849	169,048
Kansas City Southern	5,218	486,944
KAR Auction Services, Inc.	179,425	7,743,983
KBR, Inc.	6,518	98,617
Kelly Services, Inc.	4,567	87,778
Kennametal, Inc.	12,413	360,225
KEYW Holding Corp. (1)	5,520	60,941
Kimball International, Inc.	833	10,779
Kirby Corp. (1)	2,670	165,967
KLX, Inc. (1)	8,528	300,186
Knight Transportation, Inc.	715	20,513
Knoll, Inc.	233,740	5,340,959
Korn/Ferry International	3,683	77,343
Kratos Defense & Security Solutions, Inc. (1)	7,500	51,675
L-3 Communications Holdings, Inc.	3,804	573,377
Lawson Products, Inc. (1)	170	3,014
Layne Christensen Co. (1)	2,969	25,266
Lennox International, Inc.	145	22,769
Lincoln Electric Holdings, Inc.	1,066	66,753
Lindsay Corp.	258	19,087
LSI Industries, Inc.	3,081	34,600
Lydall, Inc. (1)	89,467	4,574,448
Macquarie Infrastructure Corp.	3,747	311,900
Manitowoc Foodservice, Inc. (1)	3,787	61,425
ManpowerGroup, Inc.	87,014	6,287,632
Marten Transport Ltd	3,485	73,185
Masco Corp.	290,499	9,967,021
Masonite International Corp. (1)	93,705	5,825,640
Matson, Inc.	111,714	4,455,154
McGrath RentCorp	3,677	116,598
Mercury Systems, Inc. (1)	5,589	137,322
Meritor, Inc. (1)	13,141	146,259
Milacron Holdings Corp. (1)	399,309	6,372,972
Miller Industries, Inc.	1,447	32,977
Mobile Mini, Inc.	1,809	54,632
Moog, Inc. (1)	4,528	269,597
MRC Global, Inc. (1)	14,619	240,190
MSA Safety, Inc.	114,811	6,663,630
MSC Industrial Direct Co., Inc.	1,313	96,387
Mueller Industries, Inc.	2,689	87,177
Mueller Water Products, Inc.	372,990	4,681,024
MYR Group, Inc. (1)	2,524	75,972
National Presto Industries, Inc.	639	56,098
Navigant Consulting, Inc. (1)	7,569	153,045
Navistar International Corp. (1)	7,317	167,486
Neff Corp. (1)	1,107	10,517
Nielsen Holdings Plc	3,996	214,066
NL Industries, Inc. (1)	1,930	7,585
NN, Inc.	4,098	74,789
NOW, Inc. (1)	17,207	368,746
NV5 Global, Inc. (1)	327	10,565
Old Dominion Freight Line, Inc. (1)	1,270	87,135
Orbital ATK, Inc.	2,908	221,677
Orion Group Holdings, Inc. (1)	4,925	33,736
Oshkosh Corp.	3,702	207,312
Owens Corning	5,621	300,105
P.A.M. Transportation Services, Inc. (1)	726	14,535
PACCAR, Inc.	15,328	900,980
Parker-Hannifin Corp.	6,567	824,356
Park-Ohio Holdings Corp.	1,396	50,884
Pentair Plc	8,242	529,466
Plug Power, Inc. (1)	10,206	17,452
Powell Industries, Inc.	1,319	52,826
Power Solutions International, Inc. (1)	235	2,409
Preformed Line Products Co.	374	15,772
Quad/Graphics, Inc.	2,159	57,688
Quanex Building Products Corp.	254,263	4,388,579
Quanta Services, Inc. (1)	5,317	148,823
Radiant Logistics, Inc. (1)	2,174	6,174
Raven Industries, Inc.	2,082	47,948
Regal-Beloit Corp.	2,159	128,439
Republic Services, Inc.	11,664	588,449
Resources Connection, Inc.	5,660	84,560
Rexnord Corp. (1)	3,066	65,643
Roadrunner Transportation Systems, Inc. (1)	4,872	38,879
Robert Half International, Inc.	210,763	7,979,487
Rockwell Automation, Inc.	1,356	165,893
Roper Technologies, Inc.	2,434	444,132
RPX Corp. (1)	7,925	84,718
RR Donnelley & Sons Co.	2,729	42,900
Rush Enterprises, Inc. (1)	834	20,275
Rush Enterprises, Inc. (1)	4,832	118,287
Ryder System, Inc.	2,708	178,593
Saia, Inc. (1)	3,906	117,024
Scorpio Bulkers, Inc. (1)	9,383	32,465
SkyWest, Inc.	7,933	209,511
Snap-on, Inc.	45,190	6,867,072
SolarCity Corp. (1)	3,271	63,981
SP Plus Corp. (1)	236	6,035
Sparton Corp. (1)	1,362	35,766
Spirit AeroSystems Holdings, Inc. (1)	3,199	142,483
Spirit Airlines, Inc. (1)	3,468	147,494
SPX Corp. (1)	6,661	134,153
SPX FLOW, Inc. (1)	5,516	170,555
Standex International Corp.	63,032	5,853,782
Stanley Black & Decker, Inc.	90,937	11,183,432
Stericycle, Inc. (1)	165	13,223
Sun Hydraulics Corp.	345	11,133
Sunrun, Inc. (1)	9,930	62,559
Supreme Industries, Inc.	765	14,765
Team, Inc. (1)	327	10,696
Teledyne Technologies, Inc. (1)	3,909	421,898
Tennant Co.	201	13,025
Terex Corp.	5,344	135,791
Tetra Tech, Inc.	7,549	267,763
Textainer Group Holdings Ltd	3,603	26,986
Textron, Inc.	125,780	4,999,755
The Brink's Co.	234,179	8,683,357
The Manitowoc Co., Inc.	20,014	95,867
The Timken Co.	94,967	3,337,140
Thermon Group Holdings, Inc. (1)	5,009	98,928
Titan International, Inc.	7,052	71,366
Titan Machinery, Inc. (1)	2,885	30,004
TPI Composites, Inc. (1)	887	18,858
TRC Companies, Inc. (1)	3,081	26,712
TriMas Corp. (1)	7,050	131,201
Trinity Industries, Inc.	7,423	179,488
Triton International Ltd/Bermuda	5,272	69,538
Triumph Group, Inc.	7,747	215,986
TrueBlue, Inc. (1)	6,180	140,039
Tutor Perini Corp. (1)	5,082	109,111
UniFirst Corp.	2,139	282,049
United Continental Holdings, Inc. (1)	16,463	863,814
United Rentals, Inc. (1)	46,435	3,644,683
Universal Forest Products, Inc.	401	39,494
Universal Logistics Holdings, Inc.	425	5,704
US Ecology, Inc.	140,630	6,305,849
USA Truck, Inc. (1)	1,357	13,896
USG Corp. (1)	4,355	112,577
Valmont Industries, Inc.	184	24,761
Vectrus, Inc. (1)	1,416	21,566
Veritiv Corp. (1)	41,143	2,064,144
Viad Corp.	1,459	53,793
Vicor Corp. (1)	231	2,680
Virgin America, Inc. (1)	150	8,027
VSE Corp.	1,438	48,878
Wabash National Corp. (1)	7,433	105,846
WABCO Holdings, Inc. (1)	33,029	3,749,782
Watts Water Technologies, Inc.	71,176	4,615,052
Werner Enterprises, Inc.	6,906	160,703
Wesco Aircraft Holdings, Inc. (1)	6,726	90,330
WESCO International, Inc. (1)	107,196	6,591,482
West Corp.	5,951	131,398
Willis Lease Finance Corp. (1)	700	16,639
XPO Logistics, Inc. (1)	15,644	573,665
Xylem, Inc.	4,239	222,336
YRC Worldwide, Inc. (1)	4,244	52,286
		281,133,624
Information Technology - 13.89%
ACI Worldwide, Inc. (1)	177,050	3,431,229
Activision Blizzard, Inc.	259,421	11,492,350
Actua Corp. (1)	5,573	72,170
Acxiom Corp. (1)	6,296	167,788
ADTRAN, Inc.	2,690	51,487
Advanced Energy Industries, Inc. (1)	308	14,575
Advanced Micro Devices, Inc. (1)	61,503	424,986
Agilysys, Inc. (1)	2,104	23,396
Akamai Technologies, Inc. (1)	940	49,811
Alliance Data Systems Corp. (1)	62,298	13,364,790
Alpha and Omega Semiconductor Ltd (1)	3,205	69,613
Ambarella, Inc. (1)	2,985	219,726
Amdocs Ltd	180,941	10,467,437
Amkor Technology, Inc. (1)	14,996	145,761
Analog Devices, Inc.	15,149	976,353
Anixter International, Inc. (1)	4,538	292,701
ANSYS, Inc. (1)	3,272	303,020
Applied Optoelectronics, Inc. (1)	2,578	57,257
ARRIS International Plc (1)	7,223	204,628
Arrow Electronics, Inc. (1)	117,247	7,500,291
Autobytel, Inc. (1)	1,019	18,138
Autodesk, Inc. (1)	1,954	141,333
Avid Technology, Inc. (1)	2,009	15,951
Avnet, Inc.	6,460	265,248
AVX Corp.	7,187	99,109
Axcelis Technologies, Inc. (1)	4,489	59,614
Bankrate, Inc. (1)	7,458	63,244
Bazaarvoice, Inc. (1)	12,650	74,761
Bel Fuse, Inc.	1,481	35,751
Benchmark Electronics, Inc. (1)	7,743	193,188
Black Box Corp.	2,429	33,763
Blucora, Inc. (1)	4,928	55,194
Booz Allen Hamilton Holding Corp.	351	11,095
Bottomline Technologies, Inc. (1)	976	22,751
Broadcom Ltd	16,747	2,889,192
Broadridge Financial Solutions, Inc.	84,600	5,735,034
Brocade Communications Systems, Inc.	19,559	180,530
Brooks Automation, Inc.	10,518	143,150
CA, Inc.	14,498	479,594
Cabot Microelectronics Corp.	3,175	167,989
CACI International, Inc. (1)	87,552	8,833,997
Calix, Inc. (1)	6,473	47,577
Cass Information Systems, Inc.	703	39,825
Cavium, Inc. (1)	1,279	74,438
Check Point Software Technologies Ltd (1)	110,375	8,566,204
Cohu, Inc.	4,018	47,171
CommerceHub, Inc. (1)	222	3,508
CommerceHub, Inc. (1)	1,603	25,504
CommScope Holding Co., Inc. (1)	151,000	4,546,610
Computer Sciences Corp.	6,945	362,598
Comtech Telecommunications Corp.	3,819	48,921
Control4 Corp. (1)	3,094	37,994
Convergys Corp.	7,000	212,940
CoreLogic, Inc. (1)	1,750	68,635
CPI Card Group, Inc.	2,109	12,738
Cree, Inc. (1)	3,326	85,545
CTS Corp.	4,846	90,136
Cypress Semiconductor Corp.	15,497	188,444
Daktronics, Inc.	5,876	56,057
Datalink Corp. (1)	3,262	34,610
Diebold, Inc.	7,370	182,702
Digi International, Inc. (1)	3,954	45,076
Digimarc Corp. (1)	109	4,180
Diodes, Inc. (1)	5,963	127,250
Dolby Laboratories, Inc.	2,574	139,742
DSP Group, Inc. (1)	3,139	37,699
Eastman Kodak Co. (1)	544	8,160
eBay, Inc. (1)	191,866	6,312,391
EchoStar Corp. (1)	2,166	94,936
Electro Scientific Industries, Inc. (1)	4,014	22,639
EMCORE Corp.	3,991	22,749
EnerNOC, Inc. (1)	601	3,251
Entegris, Inc. (1)	454,369	7,915,108
Epiq Systems, Inc.	2,307	38,042
ePlus, Inc. (1)	286	27,001
EVERTEC, Inc.	1,891	31,731
Everyday Health, Inc. (1)	2,901	22,309
Exar Corp. (1)	5,198	48,393
FARO Technologies, Inc. (1)	1,915	68,844
Fidelity National Information Services, Inc.	358,453	27,611,635
Finisar Corp. (1)	17,187	512,173
FireEye, Inc. (1)	5,492	80,897
First Data Corp. (1)	611,625	8,048,985
First Solar, Inc. (1)	3,806	150,299
Fiserv, Inc. (1)	61,250	6,092,538
Fitbit, Inc. (1)	1,418	21,043
Flex Ltd (1)	440,753	6,003,056
FLIR Systems, Inc.	6,506	204,419
FormFactor, Inc. (1)	4,326	46,937
GigPeak, Inc. (1)	10,072	23,669
Global Payments, Inc.	114,050	8,754,478
Global Sources Ltd (1)	1,156	9,803
Glu Mobile, Inc. (1)	16,393	36,720
Harmonic, Inc. (1)	11,896	70,543
Harris Corp.	126,296	11,569,977
II-VI, Inc. (1)	6,674	162,378
Immersion Corp. (1)	2,996	24,447
Impinj, Inc. (1)	343	12,835
Infinera Corp. (1)	6,617	59,752
Ingram Micro, Inc.	7,323	261,138
Insight Enterprises, Inc. (1)	5,737	186,739
InterActiveCorp	61,453	3,838,969
Intersil Corp.	21,356	468,337
Intralinks Holdings, Inc. (1)	6,002	60,380
InvenSense, Inc. (1)	12,788	94,887
IPG Photonics Corp. (1)	358	29,481
Itron, Inc. (1)	46,990	2,620,162
Ixia (1)	9,949	124,363
IXYS Corp.	3,863	46,549
Jabil Circuit, Inc.	135,267	2,951,526
Juniper Networks, Inc.	18,609	447,733
Keysight Technologies, Inc. (1)	8,655	274,277
Kimball Electronics, Inc. (1)	4,191	58,087
Knowles Corp. (1)	13,796	193,834
Kopin Corp. (1)	9,452	20,605
KVH Industries, Inc. (1)	2,341	20,624
Lam Research Corp.	1,613	152,767
Leidos Holdings, Inc.	62,492	2,704,654
Lexmark International, Inc.	3,163	126,393
Limelight Networks, Inc. (1)	11,753	21,978
Linear Technology Corp.	6,325	375,009
Liquidity Services, Inc. (1)	4,008	45,050
Littelfuse, Inc.	71,710	9,236,965
MACOM Technology Solutions Holdings, Inc. (1)	159,470	6,751,960
Mantech International Corp.	3,911	147,406
Marchex, Inc. (1)	5,941	16,457
Marvell Technology Group Ltd	20,322	269,673
Maxwell Technologies, Inc. (1)	4,852	25,036
MeetMe, Inc. (1)	853	5,289
Mentor Graphics Corp.	244,409	6,462,174
Methode Electronics, Inc.	122,874	4,296,904
Micron Technology, Inc. (1)	403,181	7,168,558
Microsemi Corp. (1)	140,434	5,895,419
MicroStrategy, Inc. (1)	711	119,050
MKS Instruments, Inc.	197,436	9,818,492
MoneyGram International, Inc. (1)	4,882	34,662
Monster Worldwide, Inc. (1)	14,696	53,053
Motorola Solutions, Inc.	7,682	585,983
MTS Systems Corp.	196	9,022
Nanometrics, Inc. (1)	720	16,085
National Instruments Corp.	1,032	29,309
NCI, Inc.	969	11,211
NCR Corp. (1)	192,800	6,206,232
NeoPhotonics Corp. (1)	4,191	68,481
NetApp, Inc.	14,413	516,274
NetEase, Inc. - ADR	26,340	6,342,145
NETGEAR, Inc. (1)	1,714	103,680
NetScout Systems, Inc. (1)	210,440	6,155,370
NeuStar, Inc. (1)	177	4,706
Novanta, Inc. (1)	4,088	70,927
Nuance Communications, Inc. (1)	2,757	39,977
Numerex Corp. (1)	2,716	21,130
NVE Corp.	414	24,401
Oclaro, Inc. (1)	3,163	27,044
ON Semiconductor Corp. (1)	191,102	2,354,377
OSI Systems, Inc. (1)	2,863	187,183
Pandora Media, Inc. (1)	1,538	22,040
Park Electrochemical Corp.	3,485	60,534
PC Connection, Inc.	2,052	54,214
PDF Solutions, Inc. (1)	672	12,210
Perficient, Inc. (1)	1,634	32,925
PFSweb, Inc. (1)	269	2,402
Photronics, Inc. (1)	10,026	103,368
Plexus Corp. (1)	5,195	243,022
Progress Software Corp. (1)	7,032	191,270
PTC, Inc. (1)	3,170	140,463
QAD, Inc.	1,512	33,839
Qorvo, Inc. (1)	62,284	3,471,710
QuinStreet, Inc. (1)	6,117	18,473
Rambus, Inc. (1)	12,631	157,888
RealNetworks, Inc. (1)	3,805	16,970
Reis, Inc.	540	11,048
RetailMeNot, Inc. (1)	6,007	59,409
Rightside Group Ltd (1)	1,673	15,224
Rofin Sinar Technologies, Inc. (1)	4,197	135,059
Rogers Corp. (1)	1,850	112,998
Rosetta Stone, Inc. (1)	774	6,564
Rubicon Project, Inc. (1)	3,606	29,858
Rudolph Technologies, Inc. (1)	4,647	82,438
Sabre Corp.	248,450	7,001,321
Sanmina Corp. (1)	11,852	337,426
ScanSource, Inc. (1)	3,928	143,372
SecureWorks Corp. (1)	631	7,894
ServiceSource International, Inc. (1)	3,819	18,637
ShoreTel, Inc. (1)	8,002	64,016
Sigma Designs, Inc. (1)	5,569	43,383
Silicom Ltd	634	26,248
Silicon Graphics International Corp. (1)	995	7,662
Silver Spring Networks, Inc. (1)	387	5,488
Skyworks Solutions, Inc.	850	64,719
Sonus Networks, Inc. (1)	6,451	50,189
SS&C Technologies Holdings, Inc.	811	26,074
Stratasys Ltd (1)	4,055	97,685
SunPower Corp. (1)	3,495	31,175
Super Micro Computer, Inc. (1)	4,745	110,891
Sykes Enterprises, Inc. (1)	6,146	172,887
Symantec Corp.	26,080	654,608
SYNNEX Corp.	4,602	525,134
Synopsys, Inc. (1)	6,826	405,123
Tangoe, Inc. (1)	4,412	36,399
TE Connectivity Ltd	76,150	4,902,537
Tech Data Corp. (1)	5,509	466,667
TechTarget, Inc. (1)	1,938	15,620
Telenav, Inc. (1)	5,272	30,209
TeleTech Holdings, Inc.	217,306	6,299,701
Teradyne, Inc.	10,042	216,706
Tessera Technologies, Inc.	2,621	100,751
TiVo Corp. (1)	7,409	144,327
Total System Services, Inc.	119,602	5,639,234
Trimble Navigation Ltd (1)	2,793	79,768
TTM Technologies, Inc. (1)	11,345	129,900
Twitter, Inc. (1)	3,589	82,726
Ultra Clean Holdings, Inc. (1)	5,197	38,510
Ultratech, Inc. (1)	3,105	71,663
Unisys Corp. (1)	2,853	27,788
USA Technologies, Inc. (1)	997	5,588
VASCO Data Security International, Inc. (1)	518	9,122
Veeco Instruments, Inc. (1)	6,193	121,569
Verint Systems, Inc. (1)	9,909	372,876
ViaSat, Inc. (1)	923	68,902
Viavi Solutions, Inc. (1)	37,895	280,044
Vishay Intertechnology, Inc.	21,268	299,666
Vishay Precision Group, Inc. (1)	1,798	28,822
Western Digital Corp.	70,975	4,149,908
Xcerra Corp. (1)	8,168	49,498
Xerox Corp.	50,055	507,057
Xilinx, Inc.	8,638	469,389
Yelp, Inc. (1)	840	35,028
Zebra Technologies Corp. (1)	541	37,659
Zillow Group, Inc. - Class A (1)	683	23,529
Zillow Group, Inc. - Class C (1)	1,730	59,945
Zynga, Inc. (1)	35,991	104,734
		295,958,114
Materials - 6.86%
A. Schulman, Inc.	4,497	130,953
AgroFresh Solutions, Inc. (1)	3,428	18,134
AK Steel Holding Corp. (1)	37,296	180,140
Albemarle Corp.	5,573	476,436
Alcoa, Inc.	65,060	659,708
Allegheny Technologies, Inc.	17,151	309,919
American Vanguard Corp.	4,388	70,471
Ampco-Pittsburgh Corp.	1,334	14,794
AptarGroup, Inc.	2,289	177,191
Ashland Global Holdings, Inc.	3,095	358,865
Avery Dennison Corp.	130,290	10,135,259
Bemis, Inc.	3,861	196,950
Berry Plastics Group, Inc. (1)	132,414	5,806,354
Boise Cascade Co. (1)	992	25,197
Cabot Corp.	3,146	164,882
Calgon Carbon Corp.	7,819	118,614
Carpenter Technology Corp.	88,414	3,647,962
Celanese Corp.	6,683	444,820
Century Aluminum Co. (1)	7,607	52,869
CF Industries Holdings, Inc.	11,122	270,821
Chemours Co.	4,845	77,520
Chemtura Corp. (1)	4,894	160,572
Cliffs Natural Resources, Inc. (1)	34,710	203,053
Coeur Mining, Inc. (1)	6,780	80,207
Commercial Metals Co.	18,190	294,496
Compass Minerals International, Inc.	1,554	114,530
Constellium (1)	1,149,550	8,276,760
Crown Holdings, Inc. (1)	297,956	17,010,308
Domtar Corp.	2,836	105,301
Eagle Materials, Inc.	59,459	4,596,181
Eastman Chemical Co.	7,347	497,245
Ferroglobe Plc	10,423	94,120
FMC Corp.	1,307	63,180
Freeport-McMoRan, Inc.	51,253	556,608
FutureFuel Corp.	3,784	42,684
GCP Applied Technologies, Inc. (1)	1,727	48,909
Gold Resource Corp.	1,422	10,551
Graphic Packaging Holding Co.	344,482	4,819,303
Greif, Inc.	861	52,168
Greif, Inc.	4,065	201,583
Handy & Harman Ltd (1)	449	9,447
Hawkins, Inc.	1,139	49,353
Haynes International, Inc.	1,986	73,700
HB Fuller Co.	233,050	10,829,833
Hecla Mining Co.	60,392	344,234
Huntsman Corp.	9,831	159,950
Ingevity Corp. (1)	117,820	5,431,502
Innophos Holdings, Inc.	341	13,309
Innospec, Inc.	3,701	225,058
International Paper Co.	20,073	963,103
Kaiser Aluminum Corp.	732	63,311
KapStone Paper and Packaging Corp.	12,608	238,543
KMG Chemicals, Inc.	741	20,993
Koppers Holdings, Inc. (1)	676	21,754
Kraton Corp. (1)	4,688	164,268
Kronos Worldwide, Inc.	3,701	30,681
Louisiana-Pacific Corp. (1)	1,648	31,032
LSB Industries, Inc. (1)	3,287	28,202
Martin Marietta Materials, Inc.	294	52,658
Materion Corp.	3,262	100,176
Minerals Technologies, Inc.	101,186	7,152,838
NewMarket Corp.	25	10,733
Newmont Mining Corp.	25,995	1,021,344
Nucor Corp.	15,659	774,338
Olin Corp.	26,473	543,226
Olympic Steel, Inc.	1,712	37,835
OMNOVA Solutions, Inc. (1)	3,195	26,966
Packaging Corporation of America	187,361	15,224,955
PH Glatfelter Co.	225,206	4,882,466
Platform Specialty Products Corp. (1)	9,513	77,150
PPG Industries, Inc.	43,339	4,479,519
Quaker Chemical Corp.	502	53,177
Rayonier Advanced Materials, Inc.	2,696	36,046
Reliance Steel & Aluminum Co.	81,157	5,845,739
Royal Gold, Inc.	2,906	225,012
Ryerson Holding Corp. (1)	2,225	25,120
Schnitzer Steel Industries, Inc.	4,092	85,523
Schweitzer-Mauduit International, Inc.	3,879	149,574
Scotts Miracle-Gro Co.	207	17,237
Sealed Air Corp.	119,718	5,485,479
Sonoco Products Co.	4,909	259,342
Southern Copper Corp.	2,273	59,780
Steel Dynamics, Inc.	182,749	4,566,898
Stepan Co.	2,751	199,888
Stillwater Mining Co. (1)	19,768	264,100
SunCoke Energy, Inc.	10,120	81,162
Tahoe Resources, Inc.	15,131	194,131
TerraVia Holdings, Inc. (1)	11,974	32,928
The Mosaic Co.	75,603	1,849,249
The Valspar Corp.	19,978	2,119,066
TimkenSteel Corp. (1)	6,271	65,532
Trecora Resources (1)	532	6,075
Tredegar Corp.	3,914	72,761
Tronox Ltd	10,217	95,733
UFP Technologies, Inc. (1)	933	24,724
United States Lime & Minerals, Inc.	325	21,450
United States Steel Corp.	7,783	146,787
Valhi, Inc.	3,539	8,140
Vulcan Materials Co.	448	50,951
W.R. Grace & Co.	1,602	118,228
Westlake Chemical Corp.	1,915	102,453
WestRock Co.	211,454	10,251,290
		146,161,670
Real Estate - 7.14%
Acadia Realty Trust	9,909	359,102
Agree Realty Corp.	3,686	182,236
Alexander & Baldwin, Inc.	187,358	7,198,294
Alexander's, Inc.	30	12,588
Alexandria Real Estate Equities, Inc.	3,386	368,295
American Assets Trust, Inc.	69,226	3,003,024
American Campus Communities, Inc.	6,544	332,893
American Homes 4 Rent	148,746	3,218,863
Apartment Investment & Management Co.	7,706	353,783
Apple Hospitality REIT, Inc.	7,837	145,063
Armada Hoffler Properties, Inc.	740	9,916
Ashford Hospitality Prime, Inc.	4,081	57,542
Ashford Hospitality Trust, Inc.	13,408	78,973
AV Homes, Inc. (1)	1,524	25,359
AvalonBay Communities, Inc.	6,665	1,185,304
Bluerock Resident Growth REIT, Inc. - Class A	3,106	40,378
Boston Properties, Inc.	75,627	10,307,204
Brandywine Realty Trust	8,692	135,769
Brixmor Property Group, Inc.	9,503	264,088
Camden Property Trust	4,146	347,186
Care Capital Properties, Inc.	3,347	95,390
CatchMark Timber Trust, Inc.	6,089	71,180
CBL & Associates Properties, Inc.	27,088	328,848
Cedar Realty Trust, Inc.	13,013	93,694
Chatham Lodging Trust	5,994	115,385
Chesapeake Lodging Trust	6,859	157,071
City Office REIT, Inc.	759	9,662
Colony Starwood Homes	10,382	297,963
Columbia Property Trust, Inc.	5,826	130,444
Communications Sales & Leasing, Inc.	6,001	188,491
Community Healthcare Trust, Inc.	1,942	42,569
Consolidated-Tomoka Land Co.	122	6,245
CorEnergy Infrastructure Trust, Inc.	1,875	54,994
Corporate Office Properties Trust	4,712	133,585
Corrections Corp. of America	5,534	76,757
Cousins Properties, Inc.	33,121	345,783
CubeSmart	2,836	77,309
CyrusOne, Inc.	534	25,402
DCT Industrial Trust, Inc.	4,447	215,902
DDR Corp.	14,789	257,772
DiamondRock Hospitality Co.	32,119	292,283
Digital Realty Trust, Inc.	2,172	210,945
Douglas Emmett, Inc.	124,687	4,567,285
Duke Realty Corp.	17,209	470,322
Easterly Government Properties, Inc.	5,483	104,616
EastGroup Properties, Inc.	95,630	7,034,543
Education Realty Trust, Inc.	10,111	436,189
Empire State Realty Trust, Inc.	2,432	50,950
EPR Properties	3,183	250,629
Equity Commonwealth (1)	6,196	187,243
Equity One, Inc.	4,501	137,776
Equity Residential	89,387	5,750,266
Essex Property Trust, Inc.	17,828	3,970,296
Farmland Partners, Inc.	1,942	21,750
FelCor Lodging Trust, Inc.	2,947	18,949
First Industrial Realty Trust, Inc.	14,538	410,262
First Potomac Realty Trust	9,020	82,533
Forest City Realty Trust, Inc.	11,452	264,885
Forestar Group, Inc. (1)	4,871	57,039
Four Corners Property Trust, Inc.	2,066	44,068
Franklin Street Properties Corp.	16,458	207,371
FRP Holdings, Inc. (1)	978	30,387
General Growth Properties, Inc.	139,009	3,836,648
Getty Realty Corp.	4,036	96,582
Gladstone Commercial Corp.	3,418	63,677
Global Medical REIT, Inc.	1,207	11,780
Global Net Lease, Inc.	27,498	224,384
Government Properties Income Trust	2,522	57,048
Gramercy Property Trust, Inc.	57,451	553,828
HCP, Inc.	22,682	860,782
Healthcare Realty Trust, Inc.	18,212	620,301
Healthcare Trust of America, Inc.	1,764	57,542
Hersha Hospitality Trust	6,210	111,904
Highwoods Properties, Inc.	4,832	251,844
Hospitality Properties Trust	7,457	221,622
Host Hotels & Resorts, Inc.	36,321	565,518
Hudson Pacific Properties, Inc.	14,972	492,130
Independence Realty Trust, Inc.	6,538	58,842
InfraREIT, Inc.	6,596	119,651
Investors Real Estate Trust	18,849	112,152
Jones Lang LaSalle, Inc.	2,235	254,321
Kennedy-Wilson Holdings, Inc.	285,194	6,431,125
Kilroy Realty Corp.	48,025	3,330,534
Kimco Realty Corp.	248,079	7,181,887
Kite Realty Group Trust	13,163	364,878
LaSalle Hotel Properties	16,969	405,050
Lexington Realty Trust	36,611	377,093
Liberty Property Trust	7,248	292,457
Life Storage, Inc.	756	67,239
LTC Properties, Inc.	859	44,659
Mack Cali Realty Corp.	14,190	386,252
Medical Properties Trust, Inc.	24,937	368,320
Mid-America Apartment Communities, Inc.	3,737	351,241
Monmouth Real Estate Investment Corp.	8,225	117,371
Monogram Residential Trust, Inc.	26,978	287,046
National Retail Properties, Inc.	7,140	363,069
National Storage Affiliates Trust Co.	4,852	101,601
New Senior Investment Group, Inc.	12,164	140,373
New York REIT, Inc.	26,542	242,859
NexPoint Residential Trust, Inc.	2,865	56,326
NorthStar Realty Europe Corp.	10,111	110,715
NorthStar Realty Finance Corp.	8,325	109,640
Omega Healthcare Investors, Inc.	5,783	205,007
One Liberty Properties, Inc.	2,365	57,138
Outfront Media, Inc.	5,784	136,792
Paramount Group, Inc.	8,839	144,871
Parkway Properties, Inc.	12,927	219,888
Pebblebrook Hotel Trust	246,031	6,544,425
Pennsylvania Real Estate Investment Trust	7,663	176,479
Physicians Realty Trust	315,663	6,799,381
Piedmont Office Realty Trust, Inc.	6,826	148,602
Post Properties, Inc.	2,614	172,864
Preferred Apartment Communities, Inc.	3,590	48,501
Prologis, Inc.	25,704	1,376,192
QTS Realty Trust, Inc.	100,320	5,301,912
RAIT Financial Trust	12,998	43,933
Ramco-Gershenson Properties Trust	12,787	239,628
Rayonier, Inc.	5,794	153,773
Re/Max Holdings, Inc.	2,809	122,978
Realogy Holdings Corp.	7,098	183,554
Realty Income Corp.	12,732	852,153
Regency Centers Corp.	125,692	9,739,873
Retail Opportunity Investments Corp.	5,218	114,587
Retail Properties of America, Inc.	11,649	195,703
Rexford Industrial Realty, Inc.	6,304	144,299
RLJ Lodging Trust	19,375	407,456
Ryman Hospitality Properties, Inc.	70,405	3,390,705
Sabra Health Care REIT, Inc.	8,556	215,440
Saul Centers, Inc.	212	14,119
Select Income REIT	10,169	273,546
Senior Housing Properties Trust	9,900	224,829
Seritage Growth Properties	3,907	198,007
Silver Bay Realty Trust Corp.	5,344	93,680
SL Green Realty Corp.	108,132	11,689,069
Spirit Realty Capital, Inc.	24,025	320,253
STORE Capital Corp.	7,447	219,463
Stratus Properties, Inc. (1)	1,027	25,059
Summit Hotel Properties, Inc.	14,024	184,556
Sun Communities, Inc.	3,043	238,815
Sunstone Hotel Investors, Inc.	34,479	440,986
Tanger Factory Outlet Centers, Inc.	459	17,883
Taubman Centers, Inc.	1,302	96,882
Tejon Ranch Co. (1)	2,223	54,063
Terreno Realty Corp.	5,275	145,115
The GEO Group, Inc.	9,284	220,774
The Howard Hughes Corp. (1)	44,564	5,102,578
The Macerich Co.	52,104	4,213,651
The St. Joe Co. (1)	1,534	28,195
Tier REIT, Inc.	7,469	115,321
Trinity Place Holdings, Inc. (1)	2,228	21,790
UDR, Inc.	12,779	459,916
UMH Properties, Inc.	2,870	34,210
Ventas, Inc.	11,410	805,888
VEREIT, Inc.	48,105	498,849
Vornado Realty Trust	8,321	842,168
W.P. Carey, Inc.	5,049	325,812
Washington Prime Group, Inc.	23,388	289,543
Washington Real Estate Investment Trust	7,619	237,103
Weingarten Realty Investors	5,666	220,861
Welltower, Inc.	17,481	1,307,054
Weyerhaeuser Co.	36,245	1,157,665
Whitestone REIT	4,016	55,742
Xenia Hotels & Resorts, Inc.	16,561	251,396
		152,212,159
Telecommunication Services - 0.40%
ATN International, Inc.	1,609	104,649
Boingo Wireless, Inc. (1)	2,449	25,176
CenturyLink, Inc.	26,235	719,626
Cincinnati Bell, Inc. (1)	33,405	136,292
Consolidated Communications Holdings, Inc.	2,366	59,718
FairPoint Communications, Inc. (1)	847	12,730
Frontier Communications Corp.	55,739	231,874
Globalstar, Inc. (1)	21,841	26,428
Hawaiian Telcom Holdco, Inc. (1)	1,023	22,905
IDT Corp.	1,142	19,688
Intelsat S.A. (1)	4,906	13,295
Iridium Communications, Inc. (1)	13,624	110,491
Level 3 Communications, Inc. (1)	14,455	670,423
Lumos Networks Corp. (1)	2,689	37,646
NII Holdings, Inc. (1)	8,582	28,578
ORBCOMM, Inc. (1)	1,533	15,713
pdvWireless, Inc. (1)	1,862	42,640
RingCentral, Inc. (1)	223,425	5,286,235
SBA Communications Corp. (1)	2,279	255,613
Spok Holdings, Inc.	3,194	56,917
Sprint Corp. (1)	37,655	249,653
Telephone & Data Systems, Inc.	4,726	128,453
United States Cellular Corp. (1)	543	19,733
Vonage Holdings Corp. (1)	27,580	182,304
Windstream Holdings, Inc.	13,270	133,363
		8,590,143
Utilities - 3.97%
AES Corp.	31,968	410,789
ALLETE, Inc.	7,805	465,334
Alliant Energy Corp.	122,367	4,687,880
Ameren Corp.	89,017	4,377,856
American Electric Power Co., Inc.	144,650	9,287,976
American States Water Co.	1,934	77,457
American Water Works Co., Inc.	8,819	660,014
Aqua America, Inc.	8,604	262,250
Artesian Resources Corp.	1,072	30,595
Atlantic Power Corp.	19,262	47,577
Atlantica Yield plc	9,640	183,256
Atmos Energy Corp.	5,053	376,297
Avangrid, Inc.	2,677	111,845
Avista Corp.	9,961	416,270
Black Hills Corp.	8,125	497,412
California Water Service Group	3,080	98,837
Calpine Corp. (1)	17,413	220,100
CenterPoint Energy, Inc.	21,241	493,428
Chesapeake Utilities Corp.	2,015	123,036
CMS Energy Corp.	13,753	577,764
Connecticut Water Services, Inc.	1,286	63,953
Consolidated Edison, Inc.	14,862	1,119,109
Consolidated Water Co., Inc.	2,015	23,414
Delta Natural Gas Co, Inc.	891	21,250
DTE Energy Co.	8,735	818,207
Dynegy, Inc. (1)	18,654	231,123
Edison International	158,042	11,418,534
El Paso Electric Co.	6,525	305,174
Empire District Electric Co.	6,845	233,688
Entergy Corp.	8,668	665,096
Eversource Energy	15,498	839,682
FirstEnergy Corp.	70,277	2,324,763
Genie Energy Ltd	1,835	10,826
Great Plains Energy, Inc.	186,988	5,102,903
Hawaiian Electric Industries, Inc.	5,065	151,190
IDACORP, Inc.	7,957	622,874
ITC Holdings Corp.	3,776	175,508
MDU Resources Group, Inc.	9,648	245,445
MGE Energy, Inc.	63,840	3,607,598
Middlesex Water Co.	349	12,299
National Fuel Gas Co.	3,601	194,706
New Jersey Resources Corp.	12,396	407,333
NiSource, Inc.	16,071	387,472
Northwest Natural Gas Co.	4,396	264,244
NorthWestern Corp.	7,797	448,561
NRG Energy, Inc.	15,399	172,623
NRG Yield, Inc.	5,671	92,551
NRG Yield, Inc.	9,818	166,513
OGE Energy Corp.	9,645	304,975
ONE Gas, Inc.	69,003	4,267,146
Ormat Technologies, Inc.	3,498	169,338
Otter Tail Corp.	6,189	214,078
Pattern Energy Group, Inc.	2,077	46,712
PG&E Corp.	113,850	6,964,205
Piedmont Natural Gas Company, Inc.	3,698	222,028
Pinnacle West Capital Corp.	5,408	410,954
PNM Resources, Inc.	12,827	419,699
Portland General Electric Co.	202,086	8,606,843
PPL Corp.	33,217	1,148,312
Public Service Enterprise Group, Inc.	24,573	1,028,872
SCANA Corp.	6,424	464,905
Sempra Energy	12,256	1,313,721
SJW Corp.	2,529	110,467
South Jersey Industries, Inc.	12,826	379,008
Southwest Gas Corp.	6,790	474,349
Spire, Inc.	7,049	449,303
Talen Energy Corp. (1)	13,216	183,042
TerraForm Global, Inc.	14,387	59,131
TerraForm Power, Inc.	13,625	189,524
UGI Corp.	8,585	388,385
Unitil Corp.	2,191	85,580
Vectren Corp.	4,054	203,511
Vivint Solar, Inc. (1)	3,900	12,324
WEC Energy Group, Inc.	15,604	934,368
Westar Energy, Inc.	7,064	400,882
WGL Holdings, Inc.	7,533	472,319
Xcel Energy, Inc.	24,903	1,024,509
York Water Co.	186	5,517
		84,486,619
Total Common Stocks (Cost $1,937,491,776)		$2,053,443,005

CONVERTIBLE PREFERRED STOCKS - 0.00% (2)
Financials - 0.00% (2)
Wins Finance Holdings, Inc. (1)	222	6,565
Total Convertible Preferred Stocks (Cost $6,565)		$6,565

SHORT-TERM INVESTMENTS - 3.20%
Money Market Funds - 3.20%
Goldman Sachs Financial Square Government Fund - Class I, 0.31% (3)	34,061,605	$34,061,605
JPMorgan U.S. Government Money Market Fund - Class I, 0.36% (3)	34,061,605	34,061,605
Total Short-Term Investments (Cost $68,123,210)		$68,123,210

TOTAL INVESTMENTS IN SECURITIES - 99.56%
(Cost $2,005,621,551)		$2,121,572,780
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%		9,373,397
TOTAL NET ASSETS - 100.00%		$2,130,946,177

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  This security represents $400 or 0.00% of the Fund's net assets and are classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3	E-Mini Russell 2000 Future	Morgan Stanley	Dec. 2016	$372,448	$374,490	$2,042
5	E-Mini S&P 400 Index Future	Morgan Stanley	Dec. 2016	777,155	774,800	(2,355)
1	E-Mini S&P 500 Index Future	Morgan Stanley	Dec. 2016	107,640	108,020	380
						$67

Bridge Builder International Equity Fund
Schedule of Investments
September 30, 2016 (Unaudited)
	Shares	Value
Common Stocks - 93.96%
Australia - 3.09%
AGL Energy	15,748	$230,556
Alumina Ltd	4,362,743	4,911,810
Amcor Ltd	13,416	156,260
AMP Ltd	34,708	141,101
APA Group	12,477	81,744
Aristocrat Leisure Ltd	6,009	73,111
ASX Ltd	2,807	103,995
Aurizon Holdings Ltd	23,343	84,400
AusNet Services	52,668	66,384
Australia & New Zealand Banking Group Ltd	65,621	1,397,831
Bank of Queensland Ltd	8,508	74,517
Bendigo & Adelaide Bank Ltd	10,521	87,259
BHP Billiton Ltd	72,303	1,252,470
BHP Billiton Plc	47,685	717,110
Boral Ltd	7,835	40,758
Brambles Ltd	1,195,746	11,021,845
Caltex Australia Ltd	2,984	78,893
Challenger Ltd	7,160	56,068
CIMIC Group Ltd	1,163	25,758
Coca-Cola Amatil Ltd	10,760	84,844
Cochlear Ltd	198,640	21,531,210
Commonwealth Bank of Australia	20,198	1,126,307
Computershare Ltd	5,398	42,814
Crown Resorts Ltd	3,861	38,947
CSL Ltd	235,361	19,353,896
Dexus Property Group	21,827	153,413
Domino's Pizza Enterprises Ltd	659	35,706
DUET Group	41,267	79,452
Flight Centre Travel Group Ltd	738	20,660
Fortescue Metals Group Ltd	17,486	66,929
Goodman Group	21,258	119,145
GPT Group	29,748	115,840
Harvey Norman Holdings Ltd	9,778	39,141
Healthscope Ltd	21,638	51,108
Incitec Pivot Ltd	37,147	80,736
Insurance Australia Group Ltd	54,853	231,012
LendLease Group	9,577	103,781
Macquarie Group Ltd	5,982	378,329
Medibank Private Ltd	32,582	62,068
Mesoblast Ltd (1)	589,686	507,883
Mirvac Group	83,180	143,402
National Australia Bank Ltd	59,595	1,281,055
Newcrest Mining Ltd	9,069	153,086
Oil Search Ltd	16,274	89,630
Orica Ltd	8,250	96,647
Origin Energy Ltd	38,915	164,117
Platinum Asset Management Ltd	2,437	9,431
Qantas Airways Ltd	5,992	14,392
QBE Insurance Group Ltd	972,792	6,960,830
Ramsay Health Care Ltd	1,818	110,623
REA Group Ltd	563	24,488
Santos Ltd	24,547	69,185
Scentre Group	120,516	435,086
Seek Ltd	652,333	7,820,205
Sonic Healthcare Ltd	5,281	89,429
South32 Ltd	119,284	222,253
Stockland	53,616	196,365
Suncorp Group Ltd	29,150	271,952
Sydney Airport	13,175	70,619
Tabcorp Holdings Ltd	13,825	52,941
Tatts Group Ltd	32,399	91,060
Telstra Corp. Ltd	52,418	208,997
TPG Telecom Ltd	3,946	26,185
Transurban Group	23,693	207,061
Treasury Wine Estates Ltd	870,786	7,390,099
Vicinity Centres	75,536	184,215
Vocus Communications Ltd	5,200	24,938
Wesfarmers Ltd	13,575	460,209
Westfield Corp.	25,850	193,425
Westpac Banking Corp.	75,171	1,710,305
Woodside Petroleum Ltd	17,062	378,312
Woolworths Ltd	28,802	515,665
		94,491,298
Austria - 0.02%
Andritz AG	838	45,602
Erste Group Bank AG	6,769	200,443
OMV AG	3,299	94,985
Raiffeisen Bank International AG (1)	2,497	38,007
voestalpine AG	2,612	90,300
		469,337
Belgium - 0.56%
Ageas	4,365	159,600
Anheuser-Busch InBev SA/NV	121,161	15,933,703
Colruyt SA	729	40,486
Groupe Bruxelles Lambert SA	1,852	164,390
KBC Groep NV	5,637	329,066
Proximus	3,565	106,651
Solvay SA	1,661	192,465
Telenet Group Holding NV (1)	659	34,425
UCB SA	1,479	114,484
Umicore SA	1,768	111,011
		17,186,281
Bermuda - 0.27%
Lazard Ltd	231,010	8,399,524

Brazil - 1.02%
Ambev SA - ADR	3,724,677	22,683,283
Kroton Educacional SA	1,860,830	8,525,550
		31,208,833
Canada - 1.76%
Cameco Corp.	1,419,592	12,151,708
Canadian Pacific Railway Ltd	120,299	18,369,657
Constellation Software, Inc. (1)	26,906	12,129,080
Lululemon Athletica, Inc. (1)	185,370	11,303,863
		53,954,308
Chile - 0.00% (3)
Antofagasta Plc	6,120	41,456

China - 4.40%
Alibaba Group Holding Ltd - ADR (1)	199,805	21,137,371
Baidu, Inc. - ADR (1)	115,113	20,958,624
Ctrip.com International Ltd - ADR (1)	524,856	24,442,544
JD.com, Inc. - ADR (1)	218,017	5,688,063
Lenovo Group Ltd	22,304,000	14,886,727
Shandong Weigao Group Medical Polymer Co. Ltd	1,821,979	1,229,139
Tencent Holdings Ltd	1,324,756	36,830,914
Tsingtao Brewery Co. Ltd	2,443,000	9,563,206
Yangzijiang Shipbuilding Holdings Ltd	46,100	25,502
		134,762,090
Denmark - 2.77%
A.P. Moller-Maersk A/S - Class A	84	118,019
A.P. Moller-Maersk A/S - Class B	145	213,280
Carlsberg A/S	119,109	11,383,712
CHR Hansen Holding A/S	181,757	10,826,299
Coloplast A/S	180,355	14,026,442
Danske Bank A/S	15,502	453,525
DSV A/S	2,221	110,817
Genmab A/S (1)	668	114,330
ISS A/S	2,016	83,774
Novo Nordisk A/S - ADR	325,488	13,537,046
Novo Nordisk A/S - Class B	372,910	15,542,410
Novozymes A/S	407,985	17,994,537
Pandora A/S	1,368	165,692
TDC A/S (1)	18,169	107,004
Tryg A/S	3,034	60,962
Vestas Wind Systems A/S	2,718	224,517
William Demant Holding A/S (1)	1,325	27,040
		84,989,406
Finland - 1.03%
Elisa OYJ	2,167	79,861
Fortum OYJ	10,350	167,256
Kone OYJ	194,939	9,896,524
Metso OYJ	2,597	75,787
Neste Oyj	2,924	124,727
Nokia OYJ	3,450,885	20,002,662
Nokian Renkaat OYJ	2,605	94,979
Orion Oyj - Class B	2,109	83,145
Sampo Oyj	10,144	450,675
Stora Enso OYJ	12,772	113,457
UPM-Kymmene OYJ	12,012	253,630
Wartsila OYJ Abp	3,327	149,779
		31,492,482
France - 5.67%
Accor SA	338,917	13,448,059
Aeroports de Paris	335	33,241
Air Liquide SA	4,725	506,695
Airbus Group SE	7,146	433,416
Alstom (1)	1,921	50,831
Arkema SA	1,515	140,263
Atos SE	1,034	111,320
AXA SA	43,670	928,524
BNP Paribas SA	332,758	17,115,025
Bollore SA	11,369	39,578
Bouygues SA	4,585	152,054
Bureau Veritas SA	2,818	60,461
Capgemini SA	1,898	186,087
Carrefour SA	12,370	320,735
Casino Guichard Perrachon SA	1,358	66,100
Christian Dior SE	951	170,560
Cie de Saint-Gobain	267,299	11,566,092
CNP Assurances	3,974	66,767
Credit Agricole SA	22,998	226,851
Danone SA	141,600	10,514,255
Dassault Systemes	1,487	129,088
Edenred	3,776	88,237
Eiffage SA	639	49,660
Electricite de France SA	5,694	69,309
Engie	33,431	518,341
Essilor International SA	99,445	12,828,025
Eurazeo SA	489	28,369
Eutelsat Communications SA	4,045	83,721
Fonciere Des Regions	817	76,131
Gecina SA	948	149,396
Groupe Eurotunnel SE	5,322	57,650
Hermes International	24,329	9,904,662
ICADE	850	66,324
Iliad SA	339	71,169
Imerys SA	876	63,271
Ingenico Group	592	51,761
JCDecaux SA	908	29,360
Kering	870	175,552
Klepierre	4,981	228,644
Lagardere SCA	2,601	66,238
Legrand SA	113,319	6,680,089
L'Oreal SA	3,000	567,032
LVMH Moet Hennessy Louis Vuitton SE	69,685	11,882,117
Michelin	4,120	456,231
Natixis SA	20,453	95,432
Orange SA	44,687	700,139
Pernod Ricard SA	2,553	302,364
Peugeot SA (1)	7,862	120,060
Publicis Groupe SA	2,187	165,486
Remy Cointreau SA	206	17,579
Renault SA	3,425	281,773
Rexel SA	6,716	102,879
Safran SA	182,853	13,151,245
Sanofi	427,051	32,520,502
Schneider Electric SE	12,593	876,022
SCOR SE	3,736	116,183
SFR Group SA	1,193	35,141
Societe BIC SA	306	45,242
Societe Generale SA	17,139	592,914
Sodexo SA	1,088	129,603
Suez Environnement Co.	7,846	129,658
Technip SA	2,453	150,797
Thales SA	1,438	132,413
TOTAL SA	441,778	21,011,328
Unibail-Rodamco SE	2,246	605,599
Valeo SA	2,754	160,748
Veolia Environnement SA	10,728	247,192
Vinci SA	11,382	871,620
Vivendi SA	26,210	528,986
Wendel SA	654	76,321
Zodiac Aerospace	2,287	55,660
		173,680,177
Germany - 6.38%
Adidas AG	128,799	22,401,414
Allianz SE	73,611	10,939,403
Axel Springer SE	801	41,046
BASF SE	20,764	1,777,933
Bayer AG	174,394	17,514,528
Bayer Motoren Werke AG	7,527	633,741
Beiersdorf AG	51,934	4,902,235
Brenntag AG	236,253	12,911,031
Commerzbank AG	2,185,987	14,123,626
Continental AG	1,359	286,344
Covestro AG (2)	800	47,343
Daimler AG	162,688	11,474,064
Deutsche Bank AG (1)	31,005	404,098
Deutsche Boerse AG (1)	2,297	186,445
Deutsche Lufthansa AG	3,105	34,616
Deutsche Post AG	11,164	349,530
Deutsche Telekom AG	590,585	9,922,184
Deutsche Wohnen AG	3,909	142,242
E.ON SE	1,318,536	9,371,534
Evonik Industries AG	3,726	126,142
Fraport AG Frankfurt Airport Services Worldwide	1,090	59,656
Fresenius Medical Care AG & Co. KGaA	133,748	11,701,131
Fresenius SE & Co. KGaA	4,887	390,383
GEA Group AG	2,126	118,200
Hannover Rueck SE	1,372	147,073
HeidelbergCement AG	1,629	154,058
Henkel AG & Co. KGaA	1,189	138,679
HOCHTIEF AG	275	38,810
HUGO BOSS AG	767	42,458
Infineon Technologies AG	1,052,151	18,761,556
K&S AG	4,412	83,778
KUKA AG (1)	252	30,474
LANXESS AG	1,034	64,364
Linde AG	4,200	713,671
MAN SE	626	66,026
Merck KGaA	1,498	161,582
METRO AG	2,342	69,712
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,639	679,645
OSRAM Licht AG	1,007	59,158
ProSiebenSat.1 Media SE	2,579	110,576
RWE AG (1)	336,589	5,812,759
SAP SE	193,194	17,668,143
Siemens AG	17,290	2,027,441
Symrise AG	1,444	105,896
Telefonica Deutschland Holding AG	17,233	69,482
ThyssenKrupp AG	4,357	104,102
TUI AG	6,743	95,817
Uniper SE (1)	127,328	1,559,788
United Internet AG	1,631	72,232
Volkswagen AG	727	105,272
Vonovia SE	8,236	312,222
Zalando SE (1)(2)	388,695	16,240,278
		195,353,921
Hong Kong - 2.89%
1st Pacific Co.	44,000	31,429
AIA Group Ltd	144,600	972,398
ASM Pacific Technology Ltd	3,200	26,487
Bank Of East Asia Ltd	26,800	109,381
BOC Hong Kong Holdings Ltd	83,000	282,399
Cathay Pacific Airways Ltd	26,000	36,346
Cheung Kong Infrastructure Holdings Ltd	8,000	68,999
Cheung Kong Property Holdings Ltd	34,000	250,099
China Mobile Ltd	780,000	9,581,808
CK Hutchison Holdings Ltd	1,572,500	20,100,082
CLP Holdings Ltd	20,500	212,320
Galaxy Entertainment Group Ltd	5,305,000	20,173,519
Hang Lung Properties Ltd	51,000	115,685
Hang Seng Bank Ltd	17,300	310,557
Henderson Land Development Co. Ltd	11,900	71,004
HK Electric Investments & HK Electric Investments Ltd (2)	68,000	66,668
HKT Trust & HKT Ltd	28,000	39,374
Hong Kong & China Gas Co. Ltd	87,100	165,385
Hong Kong Exchanges and Clearing Ltd	17,644	466,955
Hongkong Land Holdings Ltd	26,700	190,232
Hysan Development Co. Ltd	12,000	56,461
Jardine Matheson Holdings Ltd	211,400	12,831,282
Kerry Properties Ltd	13,500	44,351
Li & Fung Ltd	136,000	70,077
Link Real Estate Investment Trust	26,000	191,934
Melco Crown Entertainment Ltd - ADR	2,046	32,961
MTR Corp. Ltd	25,000	138,151
New World Development Co. Ltd	126,000	165,223
Noble Group Ltd (1)	347,800	39,191
NWS Holdings Ltd	32,000	53,626
PAX Global Technology Ltd	3,864,000	2,855,089
PCCW Ltd	46,000	28,332
Power Assets Holdings Ltd	32,000	313,141
Shangri-La Asia Ltd	24,000	26,379
Sino Land Co. Ltd	70,000	124,763
SJM Holdings Ltd	42,000	31,125
Sun Hung Kai Properties Ltd	33,000	501,691
Swire Pacific Ltd - Class A	1,586,000	17,176,771
Swire Properties Ltd	25,800	75,882
Techtronic Industries Co. Ltd	17,500	68,553
WH Group Ltd (2)	63,000	50,919
Wharf Holdings Ltd	31,000	227,434
Wheelock & Co. Ltd	18,000	106,916
Yue Yuen Industrial Holdings Ltd	17,500	72,325
		88,553,704
India - 0.81%
HDFC Bank Ltd - ADR	201,670	14,498,056
Mahindra & Mahindra Ltd - GDR	487,485	10,344,646
		24,842,702
Indonesia - 0.47%
Bank Mandiri Persero Tbk PT	16,713,800	14,421,045

Ireland - 2.40%
Accenture Plc	113,348	13,847,725
AerCap Holdings NV (1)	2,174	83,677
Bank Of Ireland (1)	400,856	83,809
CRH Plc	10,396	345,211
DCC Plc	1,112	101,032
Experian Plc	694,484	13,874,306
ICON Plc (1)	121,472	9,398,289
James Hardie Industries Plc	5,028	78,720
Kerry Group Plc	1,888	157,247
Medtronic Plc	179,650	15,521,760
Paddy Power Plc	939	106,179
Perrigo Co. Plc	119,700	11,051,901
Ryanair Holdings Plc - ADR	117,643	8,826,754
		73,476,610
Israel - 0.04%
Azrieli Group	483	21,161
Bank Hapoalim BM	21,475	121,939
Bank Leumi Le-Israel BM (1)	29,914	113,848
Bezeq The Israeli telecommunication Corp. Ltd	42,251	79,718
Check Point Software Technologies Ltd (1)	1,486	115,328
Israel Chemicals Ltd	11,425	44,507
Mizrahi Tefahot Bank Ltd	3,033	38,575
Mobileye NV (1)	2,016	85,821
NICE-Systems Ltd	727	48,408
Taro Pharmaceutical Industries Ltd (1)	197	21,771
Teva Pharmaceutical Industries Ltd	14,669	680,860
		1,371,936
Italy - 0.59%
Assicurazioni Generali SpA	25,945	316,633
Atlantia SpA	9,306	236,351
Enel SpA	302,183	1,346,753
Eni SpA	970,913	13,991,214
EXOR SpA	1,748	70,779
Ferrari NV	500	25,935
Ferrari NV	941	48,900
Intesa Sanpaolo SpA	197,710	438,939
Intesa Sanpaolo SpA - Savings Share	17,938	37,635
Luxottica Group SpA	2,061	98,440
Mediobanca SpA	12,236	79,637
Poste Italiane SpA (2)	10,022	68,761
Prysmian SpA	2,672	69,968
Saipem SpA (1)	125,338	53,103
Snam SpA	60,325	334,496
Telecom Italia SpA (1)	162,637	135,136
Telecom Italia SpA - Savings Share	133,650	90,728
Terna Rete Elettrica Nazionale SpA	39,117	201,631
UniCredit SpA	104,172	242,817
Unione di Banche Italiane SCpA	14,944	34,443
UnipolSai SpA	21,484	34,981
		17,957,280
Japan - 18.34%
ABC-Mart, Inc.	400	27,240
Acom Co. Ltd	4,400	20,744
Aeon Co. Ltd	8,900	131,680
Aeon Financial Service Co. Ltd	1,200	21,005
Aeon Mall Co. Ltd	1,800	28,431
Air Water, Inc.	2,000	37,767
Aisin Seiki Co.	4,300	196,999
Ajinomoto Co, Inc.	9,400	209,587
Alfresa Holdings Corp.	3,000	63,523
Alps Electric Co.	2,000	48,276
Amada Holdings Co.	5,800	60,333
ANA Holdings, Inc.	16,000	43,468
Aozora Bank	27,000	93,063
Asahi Glass Co. Ltd	22,000	142,251
Asahi Group Holdings Ltd	281,100	10,239,702
Asahi Kasei Corp.	29,000	231,106
Ashikaga Holdings Co. Ltd	7,300	26,153
Asics Corp.	1,800	36,267
Astellas Pharma, Inc.	26,100	407,657
Bandai Namco Holdings	2,300	70,399
Bank of Kyoto Ltd	6,000	43,919
Benesse Holdings, Inc.	1,300	33,204
Bridgestone Corp.	14,700	541,604
Brother Industries Ltd	5,300	93,182
Calbee, Inc.	900	34,099
Canon, Inc.	407,400	11,827,791
Casio Computer Co. Ltd	2,700	37,803
Central Japan Railway Co.	1,700	291,049
Chiba Bank Ltd	16,000	90,867
Chubu Electric Power Co., Inc.	15,000	218,257
Chugai Pharmaceutical Co. Ltd	2,600	93,975
Chugoku Bank Ltd	3,600	43,913
Chugoku Electric Power Co., Inc.	6,600	82,991
Concordia Financial Group Ltd	26,300	114,754
Credit Saison Co. Ltd	3,700	61,428
CYBERDYNE, Inc.	1,200	18,794
Dai Nippon Printing Co. Ltd	12,000	117,716
Daicel Corp.	3,000	37,911
Dai-ichi Life Insurance Co. Ltd	24,300	333,384
Daiichi Sankyo Co. Ltd	13,600	326,786
Daikin Industries Ltd	2,900	270,616
Daito Trust Construction Co. Ltd	50,200	8,028,967
Daiwa House Industry Co. Ltd	12,800	351,292
Daiwa House REIT Investment Corp.	32	93,808
Daiwa Securities Group, Inc.	37,000	208,321
Denso Corp.	163,800	6,536,364
Dentsu, Inc.	2,500	127,244
Don Quijote Holdings Co. Ltd	1,400	51,359
East Japan Railway Co.	246,100	22,213,984
Eisai Co. Ltd	5,700	356,498
Electric Power Development Co. Ltd	3,400	81,717
FamilyMart UNY Holdings Co. Ltd	1,500	100,135
FANUC Corp.	4,400	743,228
Fast Retailing Co. Ltd	600	193,215
Fuji Electric Co. Ltd	12,000	55,150
Fuji Heavy Industries Ltd	9,500	356,435
FUJIFILM Holdings Corp.	9,900	366,725
Fujitsu Ltd	42,000	226,028
Fukuoka Financial Group, Inc.	16,000	66,501
GungHo Online Entertainment, Inc.	3,400	8,354
Hachijuni Bank Ltd	8,300	43,228
Hakuhodo DY Holdings, Inc.	2,700	31,644
Hamamatsu Photonics KK	1,700	52,301
Hankyu Hanshin Holdings, Inc.	3,700	127,572
Hikari Tsushin, Inc.	200	18,572
Hino Motors Ltd	4,600	49,147
Hirose Electric Co. Ltd	400	52,593
Hiroshima Bank Ltd	10,000	41,480
Hisamitsu Pharmaceutical Co., Inc.	900	48,645
Hitachi Chemical Co. Ltd	2,200	50,549
Hitachi Construction Machinery Co. Ltd	2,200	43,870
Hitachi High-Technologies Corp.	1,300	52,040
Hitachi Ltd	108,000	506,151
Hitachi Metals Ltd	2,600	31,986
Hokuriku Electric Power Co.	4,500	54,837
Honda Motor Co. Ltd	559,400	16,144,453
Hoshizaki Corp.	600	54,754
Hoya Corp.	4,700	189,071
Hulic Co. Ltd	3,300	33,717
Idemitsu Kosan Co. Ltd	1,900	39,338
IHI Corp.	16,000	46,499
Iida Group Holdings Co. Ltd	1,800	36,221
Inpex Corp.	21,400	194,579
Isetan Mitsukoshi Holdings Ltd	7,500	73,848
Isuzu Motors Ltd	13,400	157,732
ITOCHU Corp.	33,600	423,009
Iyo Bank Ltd	5,700	34,517
J Front Retailing Co. Ltd	5,700	74,636
Japan Airlines Co. Ltd	2,400	70,549
Japan Airport Terminal Co. Ltd	600	22,943
Japan Exchange Group, Inc.	890,900	13,930,176
Japan Post Bank Co.	9,500	112,887
Japan Post Holdings Co.	10,100	126,969
Japan Prime Realty Investment Corp.	17	76,753
Japan Real Estate Investment Corp.	30	179,398
Japan Retail Fund Investment Corp.	58	143,049
Japan Tobacco, Inc.	806,200	33,001,981
JFE Holdings, Inc.	11,700	171,036
JGC Corp.	3,200	55,707
Joyo Bank Ltd	12,000	49,844
JSR Corp.	4,400	69,157
JTEKT Corp.	5,200	78,104
JX Holdings, Inc.	47,200	191,045
Kajima Corp.	10,000	69,979
Kakaku.com, Inc.	533,700	9,664,179
Kamigumi Co. Ltd	5,000	43,620
Kaneka Corp.	6,000	47,505
Kansai Electric Power Co., Inc.	16,000	145,558
Kansai Paint Co. Ltd	2,400	52,609
Kao Corp.	321,400	18,171,322
Kawasaki Heavy Industries Ltd	23,000	71,259
KDDI Corp.	22,400	693,997
Keihan Electric Railway Co. Ltd	6,000	41,964
Keikyu Corp.	5,000	52,172
Keio Corp.	7,000	61,213
Keisei Electric Railway Co. Ltd	2,500	62,506
Keyence Corp.	21,578	15,809,977
Kikkoman Corp.	2,000	64,054
Kintetsu Group Holdings Co. Ltd	26,000	109,121
Kirin Holdings Co. Ltd	9,500	157,887
Kobe Steel Ltd	5,600	50,792
Koito Manufacturing Co. Ltd	1,400	68,138
Komatsu Ltd	20,800	477,136
Konami Holdings Corp.	1,000	38,640
Konica Minolta, Inc.	10,300	87,224
Kose Corp.	400	40,959
Kubota Corp.	12,300	186,167
Kuraray Co. Ltd	5,400	80,109
Kurita Water Industries Ltd	1,500	35,642
Kyocera Corp.	7,200	345,984
Kyowa Hakko Kirin Co. Ltd	4,200	66,340
Kyushu Electric Power Co., Inc.	9,800	91,985
Kyushu Financial Group, Inc.	7,100	48,375
Lawson, Inc.	1,000	78,997
LIXIL Group Corp.	3,100	66,413
M3, Inc.	2,300	78,730
Mabuchi Motor Co. Ltd	500	27,745
Makita Corp.	1,300	92,625
Marubeni Corp.	36,700	188,531
Marui Group Co. Ltd	2,400	31,704
Maruichi Steel Tube Ltd	1,300	44,952
Mazda Motor Corp.	12,800	196,375
McDonald's Holdings Co. Japan Ltd	1,000	29,456
Medipal Holdings Corp.	2,800	48,536
MEIJI Holdings Co. Ltd	1,300	129,078
Minebea Co. Ltd	4,400	41,614
Miraca Holdings, Inc.	700	34,904
Mitsubishi Chemical Holdings Corp.	22,500	141,062
Mitsubishi Corp.	707,500	16,128,220
Mitsubishi Electric Corp.	601,000	7,702,843
Mitsubishi Estate Co. Ltd	15,000	281,499
Mitsubishi Gas Chemical Co., Inc.	4,200	60,132
Mitsubishi Heavy Industries Ltd	59,000	246,803
Mitsubishi Logistics Corp.	3,000	43,388
Mitsubishi Materials Corp.	2,600	71,116
Mitsubishi Motors Corp.	15,700	73,339
Mitsubishi Tanabe Pharma Corp.	4,300	92,099
Mitsubishi UFJ Financial Group, Inc.	287,400	1,455,993
Mitsubishi UFJ Lease & Finance Co. Ltd	9,500	43,595
Mitsui & Co. Ltd	38,300	530,795
Mitsui Chemicals, Inc.	16,000	76,108
Mitsui Fudosan Co. Ltd	14,000	297,842
Mitsui OSK Lines Ltd	22,000	51,159
Mixi, Inc.	800	28,985
Mizuho Financial Group, Inc.	534,900	901,541
MS&AD Insurance Group Holdings, Inc.	508,500	14,172,512
Murata Manufacturing Co. Ltd	2,400	313,279
Nabtesco Corp.	1,200	33,997
Nagoya Railroad Co. Ltd	14,000	76,183
NEC Corp.	48,000	123,803
Nexon Co. Ltd	2,100	32,988
NGK Insulators Ltd	3,100	64,420
NGK Spark Plug Co. Ltd	2,100	37,108
NH Foods Ltd	3,000	72,472
NHK Spring Co. Ltd	4,500	43,624
Nidec Corp.	2,900	268,056
Nikon Corp.	3,700	55,257
Nintendo Co. Ltd	1,400	374,854
Nippon Building Fund, Inc.	26	164,732
Nippon Electric Glass Co. Ltd	9,000	46,601
Nippon Express Co. Ltd	18,000	84,150
Nippon Paint Holdings Co. Ltd	1,800	60,233
Nippon Prologis Real Estate Investment Trust, Inc.	36	91,053
Nippon Steel & Sumitomo Metal Corp.	18,200	373,471
Nippon Telegraph & Telephone Corp.	409,900	18,747,182
Nippon Yusen KK	30,000	56,170
Nissan Motor Co. Ltd	55,700	546,354
Nisshin Seifun Group, Inc.	3,300	50,301
Nissin Foods Holdings Co. Ltd	1,000	60,779
Nitori Holdings Co. Ltd	900	107,886
Nitto Denko Corp.	1,900	123,397
NOK Corp.	1,900	41,575
Nomura Holdings, Inc.	3,123,500	13,998,088
Nomura Real Estate Holdings, Inc.	2,700	45,639
Nomura Real Estate Master Fund, Inc.	90	150,107
Nomura Research Institute Ltd	1,380	47,630
NSK Ltd	9,800	100,477
NTT Data Corp.	1,400	69,922
NTT DOCOMO, Inc.	215,700	5,479,430
NTT Urban Development Corp.	2,700	26,085
Obayashi Corp.	7,700	76,375
Obic Co. Ltd	800	42,599
Odakyu Electric Railway Co. Ltd	3,500	77,935
Oji Holdings Corp.	12,000	47,562
Olympus Corp.	257,800	9,002,726
Omron Corp.	429,600	15,463,417
Ono Pharmaceutical Co. Ltd	4,800	134,018
Oracle Corp. Japan	400	22,599
Oriental Land Co. Ltd	2,500	152,244
ORIX Corp.	29,900	441,104
Osaka Gas Co. Ltd	49,000	205,517
Otsuka Corp.	600	28,498
Otsuka Holdings Co. Ltd	5,800	264,379
Panasonic Corp.	2,194,700	21,950,421
Park24 Co. Ltd	1,100	35,775
Pigeon Corp.	378,400	11,461,400
Pola Orbis Holdings, Inc.	300	26,855
Rakuten, Inc.	883,000	11,526,067
Recruit Holdings Co. Ltd	4,400	179,490
Resona Holdings, Inc.	49,700	209,018
Ricoh Co. Ltd	14,900	134,836
Rinnai Corp.	400	37,238
Rohm Co. Ltd	2,000	105,421
Ryohin Keikaku Co. Ltd	300	60,588
Sankyo Co. Ltd	1,100	37,581
Santen Pharmaceutical Co. Ltd	4,100	60,542
SBI Holdings, Inc.	4,200	50,167
Secom Co. Ltd	2,700	201,621
Sega Sammy Holdings, Inc.	3,900	55,633
Seibu Holdings, Inc.	1,900	31,366
Seiko Epson Corp.	6,500	125,160
Sekisui Chemical Co. Ltd	9,300	133,754
Sekisui House Ltd	779,300	13,276,681
Seven & i Holdings Co. Ltd	9,300	439,660
Seven Bank Ltd	8,200	26,264
Sharp Corp.	25,000	33,157
Shikoku Electric Power Co., Inc.	3,800	37,578
Shimadzu Corp.	3,000	45,785
Shimamura Co. Ltd	300	36,522
Shimano, Inc.	102,300	15,193,970
Shimizu Corp.	6,000	53,625
Shin-Etsu Chemical Co. Ltd	6,300	439,569
Shinsei Bank Ltd	42,000	63,690
Shionogi & Co. Ltd	3,500	179,317
Shiseido Co. Ltd	438,000	11,600,738
Shizuoka Bank Ltd	12,000	96,144
Showa Shell Sekiyu KK	3,900	36,255
SMC Corp.	32,200	9,297,195
SoftBank Group Corp.	11,500	745,299
Sohgo Security Services Co. Ltd	800	42,994
Sompo Japan Nipponkoa Holdings, Inc.	5,600	165,970
Sony Corp.	15,500	513,524
Sony Financial Holdings, Inc.	3,600	49,578
Stanley Electric Co. Ltd	1,700	45,964
Start Today Co. Ltd	2,100	36,134
Sugi Holdings Co. Ltd	81,400	4,428,397
Sumitomo Chemical Co. Ltd	23,000	102,198
Sumitomo Corp.	26,400	295,539
Sumitomo Dainippon Pharma Co. Ltd	1,700	32,927
Sumitomo Electric Industries Ltd	1,044,500	14,765,798
Sumitomo Heavy Industries Ltd	13,000	64,233
Sumitomo Metal Mining Co. Ltd	11,000	151,929
Sumitomo Mitsui Financial Group, Inc.	643,000	21,720,290
Sumitomo Mitsui Trust Holdings, Inc.	579,200	18,923,396
Sumitomo Realty & Development Co. Ltd	4,000	103,683
Sumitomo Rubber Industries Ltd	4,200	63,529
Sundrug Co. Ltd	400	33,576
Suntory Beverage & Food Ltd	2,200	95,124
Suruga Bank Ltd	368,600	8,835,207
Suzuken Co. Ltd	1,400	46,229
Suzuki Motor Corp.	4,000	133,980
Sysmex Corp.	155,255	11,518,907
T&D Holdings, Inc.	13,000	146,654
Taiheiyo Cement Corp.	13,000	37,407
Taisei Corp.	12,000	90,027
Taisho Pharmaceutical Holdings Co. Ltd	700	71,744
Taiyo Nippon Sanso Corp.	1,600	16,694
Takashimaya Co. Ltd	1,856,000	15,239,538
Takeda Pharmaceutical Co. Ltd	341,100	16,348,801
TDK Corp.	1,600	107,199
Teijin Ltd	4,000	77,600
Terumo Corp.	4,000	153,862
THK Co. Ltd	189,229	3,722,178
Tobu Railway Co. Ltd	15,000	76,411
Toho Co. Ltd	1,300	43,183
Toho Gas Co. Ltd	5,000	46,821
Tohoku Electric Power Co., Inc.	5,000	65,205
Tokio Marine Holdings, Inc.	374,700	14,369,738
Tokyo Electric Power Co., Inc.	21,000	90,970
Tokyo Electron Ltd	3,600	318,182
Tokyo Gas Co. Ltd	52,000	231,349
Tokyo Tatemono Co. Ltd	2,400	28,870
Tokyu Corp.	12,000	91,540
Tokyu Fudosan Holdings Corp.	9,100	49,487
TonenGeneral Sekiyu KK	7,000	70,986
Toppan Printing Co. Ltd	10,000	90,269
Toray Industries, Inc.	17,000	165,571
Toshiba Corp.	50,000	166,670
TOTO Ltd	1,600	60,491
Toyo Seikan Group Holdings Ltd	1,700	30,055
Toyo Suisan Kaisha Ltd	1,200	50,908
Toyoda Gosei Co. Ltd	1,500	34,875
Toyota Industries Corp.	3,700	171,741
Toyota Motor Corp.	327,194	18,979,361
Toyota Tsusho Corp.	2,500	58,099
Trend Micro, Inc.	1,300	45,351
Tsuruha Holdings, Inc.	400	46,240
Unicharm Corp.	4,700	121,953
United Urban Investment Corp.	68	123,688
USS Co. Ltd	2,500	42,311
West Japan Railway Co.	3,700	229,527
Yahoo Japan Corp.	21,100	84,164
Yakult Honsha Co. Ltd	1,100	49,716
Yamada Denki Co. Ltd	11,900	59,025
Yamaguchi Financial Group, Inc.	5,000	53,296
Yamaha Corp.	2,300	74,454
Yamaha Motor Co. Ltd	823,200	16,631,369
Yamato Holdings Co. Ltd	4,300	100,231
Yamazaki Baking Co. Ltd	1,600	39,342
Yaskawa Electric Corp.	2,600	38,888
Yokogawa Electric Corp.	2,600	34,637
Yokohama Rubber Co. Ltd	2,500	40,018
		561,663,170
Jersey - 0.00% (3)
Randgold Resources Ltd	1,156	115,858

Jordan - 0.00% (3)
Hikma Pharmaceuticals Plc	1,563	40,828

Luxembourg - 0.02%
ArcelorMittal (1)	41,335	252,077
Millicom International Cellular SA	723	37,460
RTL Group SA	904	75,100
SES SA	8,198	201,302
Tenaris SA	10,547	150,224
		716,163
Macau - 0.01%
MGM China Holdings Ltd	18,800	32,874
Sands China Ltd	54,400	238,442
Wynn Macau Ltd	16,000	26,707
		298,023
Malaysia - 0.17%
Public Bank Bhd	1,069,800	5,129,649

Mexico - 0.81%
America Movil SAB de CV - ADR	1,181,730	13,518,991
Fresnillo Plc	2,541	59,622
Wal-Mart de Mexico SAB de CV	5,163,768	11,305,043
		24,883,656
Netherlands - 3.60%
ABN AMRO Group NV (2)	5,183	107,165
Aegon NV	40,584	154,805
Akzo Nobel NV	97,673	6,606,628
Altice NV - Class A (1)	6,355	113,816
Altice NV - Class B (1)	1,273	22,879
ASML Holding NV	4,407	482,970
Boskalis Westminster	2,095	74,563
Core Laboratories NV	122,603	13,771,995
Gemalto NV	938	60,097
Heineken Holding NV	1,171	93,816
Heineken NV	2,791	245,334
ING Groep NV	87,314	1,077,951
Koninklijke Ahold Delhaize NV	597,753	13,614,471
Koninklijke DSM NV	4,158	280,814
Koninklijke KPN NV	64,166	212,887
Koninklijke Philips NV	11,462	339,157
Koninklijke Vopak NV	808	42,377
NN Group NV	5,963	183,068
NXP Semiconductors NV (1)	3,564	363,564
OCI NV (1)	1,034	15,239
PostNL NV (1)	4,144,289	18,802,723
QIAGEN (1)	250,179	6,864,912
QIAGEN NV (1)	188,829	5,206,647
Randstad Holding NV	2,688	122,231
Royal Dutch Shell Plc	489,004	12,165,333
Royal Dutch Shell Plc - Class A	505,525	12,615,277
Royal Dutch Shell Plc - Class B	631,101	16,361,644
Wolters Kluwer NV	3,470	148,347
		110,150,710
New Zealand - 0.01%
Auckland International Airport Ltd	12,915	69,222
Contact Energy Ltd	18,155	66,635
Fletcher Building Ltd	14,827	116,117
Mercury NZ Ltd	17,758	39,381
Meridian Energy Ltd	28,250	53,555
Ryman Healthcare Ltd	3,767	26,443
Spark New Zealand Ltd	21,716	57,133
		428,486
Norway - 0.20%
DNB ASA	21,892	287,809
Gjensidige Forsikring ASA	4,768	89,177
Marine Harvest ASA	4,314	77,385
Norsk Hydro ASA	1,094,268	4,731,360
Orkla ASA	18,708	193,726
Schibsted ASA - Class A	870	25,620
Schibsted ASA - Class B	975	26,161
Statoil ASA	25,180	422,729
Telenor ASA	11,628	199,954
Yara International ASA	4,026	134,158
		6,188,079
Phillippines - 0.12%
Puregold Price Club, Inc.	4,144,800	3,634,251

Portugal - 0.30%
EDP - Energias de Portugal SA	52,290	175,486
Galp Energia SGPS SA	4,491	61,356
Jeronimo Martins SGPS SA	517,114	8,962,463
		9,199,305
Russia - 0.32%
Yandex NV (1)	469,579	9,884,638

Singapore - 1.16%
Ascendas Real Estate Investment Trust	25,080	46,435
CapitaLand Commercial Trust Ltd	49,900	58,360
CapitaLand Ltd	30,000	70,823
CapitaLand Mall Trust	27,600	43,972
City Developments Ltd	4,900	32,773
ComfortDelGro Corp. Ltd	33,400	69,087
DBS Group Holdings Ltd	40,000	453,874
Genting Singapore Plc	64,000	35,368
Global Logistic Properties Ltd	35,100	48,415
Golden Agri-Resources Ltd	157,200	41,103
Hutchison Port Holdings Trust	127,500	56,918
Jardine Cycle & Carriage Ltd	1,400	44,221
Keppel Corp. Ltd	32,700	130,147
Oversea-Chinese Banking Corp. Ltd	70,600	449,945
Sembcorp Industries Ltd	21,500	41,146
Sembcorp Marine Ltd	14,900	14,366
Singapore Airlines Ltd	6,000	46,354
Singapore Exchange Ltd	8,700	47,454
Singapore Press Holdings Ltd	5,900	16,535
Singapore Technologies Engineering Ltd	19,800	47,097
Singapore Telecommunications Ltd	3,738,500	10,934,711
StarHub Ltd	7,100	17,928
Suntec Real Estate Investment Trust	54,200	68,345
United Overseas Bank Ltd	1,624,378	22,536,279
UOL Group Ltd	13,100	54,148
Wilmar International Ltd	44,200	104,939
		35,510,743
South Africa - 1.20%
Clicks Group Ltd	855,053	7,921,508
Investec Plc	10,518	64,115
Mediclinic International Plc	3,946	47,319
Mondi Plc	4,122	86,603
Naspers Ltd	102,210	17,689,783
Shoprite Holdings Ltd	781,184	10,915,197
		36,724,525
South Korea - 1.29%
Samsung Electronic Co. Ltd	8,380	12,207,669
Samsung Fire & Marine Insurance Co. Ltd	46,332	11,800,852
SK Hynix, Inc.	420,046	15,419,867
		39,428,388
Spain - 2.60%
Abertis Infraestructuras SA	7,531	117,329
ACS Actividades Co.	4,869	147,185
Aena SA (2)	783	115,579
Amadeus IT Group SA	5,382	268,633
Banco Bilbao Vizcaya Argentaria SA	151,214	914,935
Banco de Sabadell SA	86,668	111,034
Banco Popular Espanol SA	57,623	71,318
Banco Santander	1,388,593	6,160,309
Bankia SA	111,736	91,688
Bankinter SA	7,415	52,759
CaixaBank SA	66,238	167,385
Distribuidora Internacional de Alimentacion SA	1,175,427	7,278,818
Enagas SA	398	11,973
Endesa SA	7,172	153,767
Ferrovial SA	10,804	230,048
Gas Natural SDG SA	7,908	162,574
Grifols SA	3,792	81,738
Iberdrola SA	2,174,434	14,784,932
Industria de Diseno Textil SA	509,676	18,897,808
Mapfre SA	33,341	93,283
Red Electrica Corp. SA	1,616	34,868
Repsol SA	26,543	360,568
Telefonica SA	2,882,006	29,146,007
Zardoya Otis SA	4,832	46,492
		79,501,030
Sweden - 1.79%
Alfa Laval AB	6,633	103,991
Assa Abloy AB	12,045	244,606
Atlas Copco AB - Class A	455,448	13,711,051
Atlas Copco AB - Class B	5,103	139,439
Boliden AB	3,216	75,591
Electrolux AB	2,773	69,455
Getinge AB	2,137	41,428
Hennes & Mauritz AB	11,394	321,603
Hexagon AB	3,095	135,164
Husqvarna AB - Class B	4,371	38,148
ICA Gruppen AB	1,976	65,274
Industrivarden AB	3,769	69,761
Investor AB	236,511	8,647,953
Kinnevik AB	2,789	71,130
Lundin Petroleum AB (1)	2,855	52,258
Nordea Bank AB	68,287	678,122
Sandvik AB	19,855	218,478
Securitas AB	3,587	60,072
Skandinaviska Enskilda Banken AB	34,233	344,090
Skanska AB	7,597	177,487
SKF AB	8,955	154,647
Svenska Cellulosa AB SCA	7,298	216,611
Svenska Handelsbanken AB	989,163	13,597,099
Swedbank AB	20,413	479,636
Swedish Match AB	2,238	82,116
Tele2 AB	6,769	58,430
Telefonaktiebolaget LM Ericsson - Class B	69,251	500,012
TeliaSonera AB	3,141,511	14,071,095
Volvo AB	34,746	396,725
		54,821,472
Switzerland - 8.77%
ABB Ltd	830,492	18,717,606
Actelion Ltd	1,241	215,356
Adecco SA	287,857	16,225,265
Aryzta AG	2,007	89,275
Baloise Holding AG	1,146	138,760
Barry Callebaut AG	25	33,272
Chocoladefabriken Lindt & Spruengli AG	12	69,398
Chocoladefabriken Lindt & Spruengli AG - REG	1	68,250
Chubb Ltd	153,203	19,249,957
Cie Financiere Richemont SA	128,822	7,856,543
Coca-Cola HBC AG	1,949	45,278
Credit Suisse Group AG	31,629	415,688
Dufry AG (1)	537	67,324
EMS-Chemie Holding AG	99	53,213
Galenica AG	43	45,727
Geberit AG	439	192,431
Givaudan SA	107	218,143
Glencore Plc (1)	275,714	754,949
Julius Baer Group Ltd	5,028	204,951
Kuehne & Nagel International AG	629	91,410
LafargeHolcim Ltd	5,683	307,820
Lonza Group AG	612	117,136
Nestle SA	714,944	56,454,895
Novartis AG	419,492	33,106,446
Novartis AG - Sponsored ADR	220,790	17,433,578
Pargesa Holding SA	720	49,331
Partners Group Holding AG	225	113,678
Roche Holding AG- Genusschein	117,658	29,237,850
Schindler Holding AG	240	45,458
Schindler Holding AG	46,447	8,721,933
SGS SA	5,944	13,319,168
Sika AG	27	131,547
Sonova Holding AG	632	89,615
STMicroelectronics NV	14,909	121,850
Sulzer AG	54,820	5,739,614
Swatch Group AG - BR	18,549	5,258,406
Swatch Group AG - REG	626	34,855
Swiss Life Holding AG	729	189,046
Swiss Prime Site	1,584	139,106
Swiss Re AG	7,544	681,362
Swisscom AG	593	282,072
Syngenta AG	37,939	16,615,102
UBS Group AG	82,603	1,128,395
Wolseley Plc	2,894	162,765
Zurich Insurance Group AG	56,098	14,467,342
		268,701,166
Taiwan - 2.14%
Delta Electronics, Inc. - GDR	308,231	8,243,053
Hon Hai Precision Industry Co. Ltd - GDR	1,369,511	6,898,241
Taiwan Semiconductor Manufacturing Co. Ltd	709,000	4,167,604
Taiwan Semiconductor Manufacturing Co. Ltd - ADR	1,512,067	46,254,129
		65,563,027
Thailand - 0.65%
Bangkok Bank Plc	2,830,300	13,323,923
Thai Beverage Plc	9,113,200	6,491,383
		19,815,306
United Kingdom - 14.29%
3I Group Plc	21,927	184,875
Aberdeen Asset Management Plc	19,412	81,935
Admiral Group Plc	4,782	126,919
Aggreko Plc	3,411	42,052
Anglo American Plc (1)	31,595	394,013
Ashtead Group Plc	5,928	97,422
ASOS Plc (1)	192,255	12,098,195
Associated British Foods Plc	4,092	137,878
AstraZeneca Plc	336,077	21,761,493
Auto Trader Group (2)	2,006,801	10,549,639
Aviva Plc	90,656	517,287
Babcock International Group Plc	3,865	51,744
BAE Systems Plc	71,607	486,443
Barclays Plc	379,358	822,452
Barratt Developments Plc	14,029	89,814
Berkeley Group Holdings Plc	1,966	65,691
BP Plc	6,920,654	40,338,455
British American Tobacco Plc	22,181	1,414,609
British Land Co. Plc	21,905	179,421
BT Group Plc	101,460	510,475
Bunzl Plc	3,936	116,066
Burberry Group Plc	383,869	6,849,829
Capita Plc	1,106,513	9,585,344
Centrica Plc	123,803	366,054
CNH Industrial NV	12,172	87,158
Cobham Plc	38,002	82,673
Coca-Cola European Partners Plc	2,536	100,984
Compass Group Plc	736,703	14,267,391
Croda International Plc	1,730	78,064
Diageo Plc	551,837	15,806,498
Direct Line Insurance Group Plc	30,995	146,411
Dixons Carphone Plc	21,663	103,472
easyJet Plc	2,596	33,849
Fiat Chrysler Automobiles NV	10,988	69,842
G4S Plc	34,643	102,152
GKN Plc	19,722	81,836
GlaxoSmithKline Plc	867,221	18,470,443
Hammerson Plc	17,563	133,667
Hargreaves Lansdown Plc	911,833	15,014,398
Howden Joinery Group Plc	370,060	2,073,258
HSBC Holdings Plc	2,451,790	18,429,435
ICAP Plc	12,828	77,254
Imagination Technologies Group Plc (1)	1,334,052	4,266,608
IMI Plc	5,901	82,125
Imperial Tobacco Group Plc	21,684	1,116,083
Inmarsat Plc	4,909	44,752
InterContinental Hotels Group Plc	2,162	89,107
International Consolidated Airlines Group SA	9,021	46,806
Intertek Group Plc	161,953	7,311,144
Intu Properties Plc	20,860	79,975
ITV Plc	3,996,877	9,695,266
J Sainsbury Plc	37,251	118,646
John Wood Group Plc	525,870	5,176,320
Johnson Matthey Plc	257,760	10,994,505
Jupiter Fund Management Plc	1,257,981	6,935,579
Kingfisher Plc	3,342,813	16,309,706
Land Securities Group Plc	17,746	243,185
Legal & General Group Plc	109,220	309,530
Liberty Global Plc - Class A (1)	479,970	16,405,375
Lloyds Banking Group Plc	17,906,440	12,651,112
London Stock Exchange Group Plc	3,718	134,730
Marks & Spencer Group Plc	35,908	154,049
Meggitt Plc	17,367	101,366
Merlin Entertainments Plc (2)	7,537	42,906
National Grid Plc	877,554	12,393,478
Next Plc	1,626	100,647
Old Mutual Plc	111,004	290,965
Pearson Plc	18,509	180,937
Persimmon Plc	5,683	133,621
Petrofac Ltd	4,560	52,780
Provident Financial Plc	1,783	70,010
Prudential Plc	31,510	558,564
Reckitt Benckiser Group Plc	229,081	21,566,691
RELX NV	12,020	215,000
RELX Plc	13,133	249,046
Rightmove Plc	199,526	10,917,230
Rio Tinto Ltd	9,658	384,201
Rio Tinto Plc	27,793	923,729
Rolls-Royce Holdings Plc (1)	34,811	324,774
Royal Bank of Scotland Group Plc (1)	4,171,685	9,657,690
Royal Mail Plc	19,911	126,347
RSA Insurance Group Plc	22,840	161,309
SABMiller Plc	11,562	673,477
Sage Group Plc	12,437	118,830
Schroders Plc	2,966	103,576
Segro Plc	18,707	109,904
Severn Trent Plc	4,968	161,200
Sky Plc	11,958	138,594
Smith & Nephew Plc	10,297	166,073
Smiths Group Plc	8,826	167,538
SSE Plc	23,381	474,765
St James's Place Plc	6,208	76,203
Standard Chartered Plc (1)	73,744	600,108
Standard Life Plc	44,395	197,773
Tate & Lyle Plc	10,600	102,891
Taylor Wimpey Plc	38,150	76,093
Tesco Plc (1)	14,196,083	33,622,574
Travis Perkins Plc	3,449	68,792
UBM Plc	1	6
Unilever NV	19,143	881,985
Unilever Plc	547,569	25,910,877
Unilever Plc - ADR	382,030	18,108,222
United Utilities Group Plc	16,347	212,326
Vodafone Group Plc	597,458	1,713,456
Weir Group Plc	481,112	10,596,552
Whitbread Plc	2,117	107,442
William Hill Plc	20,280	80,004
WM Morrison Supermarkets Plc	49,537	139,874
Worldpay Group Plc (2)	20,815	79,809
WPP Plc	15,866	372,938
		437,704,667
United States - 2.00%
Amdocs Ltd	252,667	14,616,786
Carnival Plc	342,439	16,707,269
Mettler-Toledo International, Inc. (1)	29,589	12,422,350
Schlumberger Ltd	212,010	16,672,466
Shire Plc	10,691	691,310
		61,110,181
Total Common Stocks (Cost $2,904,019,917)		$2,877,865,711

Preferred Stocks - 0.04%
Germany - 0.04%
Bayer Motoren Werke AG - Preference	1,166	$86,056
FUCHS PETROLUB SE - Preferred	768	35,064
Henkel AG & Co. KGaA - Preference	2,152	292,891
Porsche Automobil Holding SE	3,452	176,581
Schaeffler AG	2,303	36,471
Volkswagen AG- Preference	4,192	552,225
Total Preferred Stocks (Cost $1,273,665)		$1,179,288

SHORT-TERM INVESTMENTS - 4.70%
Money Market Funds - 4.70%
Goldman Sachs Financial Square Government Fund - Class I, 0.31% (4)	71,999,429	$71,999,429
JPMorgan U.S. Government Money Market Fund - Class I, 0.36% (4)	71,999,429	71,999,429
Total Short-Term Investments (Cost $143,998,858)		$143,998,858

TOTAL INVESTMENTS IN SECURITIES - 98.70%
(Cost $3,049,292,440)		$3,023,043,857
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.30%		39,773,982
TOTAL NET ASSETS - 100.00%		$3,062,817,839

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(1)	Non-income producing security.
(2)	Includes restricted securities as defined in rule 144A under the Securities Act of 1933. The value of these securities totals $27,369,067 which represents 0.89% of total net assets.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

COMMON STOCKS
Consumer Discretionary	15.74%
Consumer Staples	13.83%
Energy	5.46%
Financials	13.25%
Health Care	11.95%
Industrials	11.51%
Information Technology	12.49%
Materials	3.10%
Real Estate	1.09%
Telecommunication Services	3.86%
Utilities	1.68%
Total Common Stocks	93.96%
PREFERRED STOCKS
Consumer Staples	0.01%
Consumer Discretionary	0.03%
Total Preferred Stocks	0.04%
SHORT-TERM INVESTMENTS	4.70%
TOTAL INVESTMENTS	98.70%
Other Assets in Excess of Liabilities	1.30%
TOTAL NET ASSETS	100.00%

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
September 30, 2016 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust consists of nine series, of which the following eight active series are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract, this change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.
Centrally Cleared Swaps are marked-to-market daily. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss). Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund, will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at September 30, 2016 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Funds’ September 30, 2016 restricted securities to be liquid and illiquid pursuant to the Funds’ illiquid and restricted securities guidelines:

	Restricted Securities

Fund	Illiquid	Liquid
Core Bond Fund	$6,172,550	$1,530,489,860
Core Plus Bond Fund	823,405	602,134,799
Municipal Bond Fund	961,819	26,759,645

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee (“VC”) whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The VC is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•
Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•
Level 2 –Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service and are generally categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$1,033,427,716	$58,660,820	$1,092,088,536
Corporate Bonds
Basic Materials	-	145,489,927	-	145,489,927
Communications	-	294,911,178	-	294,911,178
Consumer Cyclical	-	206,177,337	32,425	206,209,762
Consumer Non-cyclical	-	458,194,167	-	458,194,167
Diversified	-	8,071,473	-	8,071,473
Energy	-	381,471,221	-	381,471,221
Financials	-	1,404,201,459	257,355	1,404,458,814
Industrials	-	140,556,303	1,169,696	141,725,999
Real Estate	-	9,362,223	-	9,362,223
Technology	-	149,891,026	-	149,891,026
Utilities	-	249,672,372	-	249,672,372
Government Related	-	2,079,737,623	-	2,079,737,623
Mortgage-Backed Obligations	-	3,960,877,982	38,899,736	3,999,777,718
Preferred Stocks
Financials	2,546,950	-	-	2,546,950
Short-Term Investments
Money Market Funds	866,070,688			866,070,688
U.S. Treasury Bills	-	997,028	-	997,028
Futures Contracts (1)	1,035,060	-	-	1,035,060
Total Assets	$869,652,698	$10,523,039,035	$99,020,032	$11,491,711,765
Liabilities
Futures Contracts (1)	$2,285	$-	$-	$2,285
TBA Sales Commitments	-	37,625,880	-	37,625,880
Total Liabilities	$2,285	$37,625,880	$-	$37,628,165

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$372,416,734	$6,179,073	$378,595,807
Bank Loans	-	73,826,246	576,682	74,402,928
Corporate Bonds
Basic Materials	-	49,224,088	-	49,224,088
Communications	-	163,182,787	-	163,182,787
Consumer, Cyclical	-	169,317,150	-	169,317,150
Consumer, Non-cyclical	-	278,674,837	-	278,674,837
Diversified	-	2,588,250	-	2,588,250
Energy	-	158,587,364	-	158,587,364
Financials	-	559,139,586	823,405	559,962,991
Industrials	-	89,040,673	-	89,040,673
Real Estate	-	43,765,072	-	43,765,072
Technology	-	73,502,086	-	73,502,086
Utilities	-	95,258,250	-	95,258,250
Government Related	-	1,173,859,822	-	1,173,859,822
Mortgage-Backed Obligations	-	1,352,329,645	-	1,352,329,645
Preferred Stocks
Consumer, Non-cyclical	1,568,060	-	-	1,568,060
Financials	9,705,626	-	-	9,705,626
Industrials	678,249	-	-	678,249
Short-Term Investments
Certificates of Deposit		2,943,502		2,943,502
Commercial Paper		1,468,820		1,468,820
Money Market Funds	460,997,323	-	-	460,997,323
U.S. Treasury Bills	-	1,283,565	-	1,283,565
Futures Contracts (1)	43,064	-	-	43,064
Forward Foreign Currency Exchange Contracts (1)	-	184,871	-	184,871
Total Assets	$472,992,322	$4,660,593,348	$7,579,160	$5,141,164,830
Liabilities
Futures Contracts (1)	$942,251	$-	$-	$942,251
Swap Contracts (1)	-	146,973	-	146,973
Total Liabilities	$942,251	$146,973	$-	$1,089,224

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$-	$304,740,790	$-	$304,740,790
General Obligation	-	496,184,210	11,002,180	507,186,390
General Revenue	-	441,428,387	3,806,639	445,235,026
Health Care	-	269,411,597	956,027	270,367,624
Housing	-	69,748,116	999,880	70,747,996
Transportation	-	254,079,835	-	254,079,835
Utilities	-	189,300,308	-	189,300,308
Short-Term Investments	38,233,563	-	-	38,233,563
Total Assets	$38,233,563	$2,024,893,243	$16,764,726	$2,079,891,532

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$470,525,622	$9,482,411	$-	$480,008,033
Consumer Staples	238,363,277	-	-	238,363,277
Energy	86,290,245	-	-	86,290,245
Financials	136,097,113	-	-	136,097,113
Health Care	417,542,362	-	-	417,542,362
Industrials	201,954,611	-	-	201,954,611
Information Technology	852,992,135	-	-	852,992,135
Materials	42,235,562	-	-	42,235,562
Real Estate	31,863,882	-	-	31,863,882
Telecommunication Services	33,018,648	-	-	33,018,648
Utilities	168,461	-	-	168,461
Short-Term Investments	$126,580,640	-	-	126,580,640
Futures Contracts (1)	2,044	-	-	2,044
Total Assets	$2,637,634,602	$9,482,411	$-	$2,647,117,013

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$307,398,101	$22,166,622	$-	$329,564,723
Consumer Staples	238,943,473	-	-	238,943,473
Energy	288,053,597	-	-	288,053,597
Financials	549,497,177	-	-	549,497,177
Health Care	357,441,708	-	-	357,441,708
Industrials	374,663,467	-	-	374,663,467
Information Technology	317,204,969	40,091,558	-	357,296,527
Materials	203,040,194	-	-	203,040,194
Real Estate	29,922,415	-	-	29,922,415
Telecommunication Services	24,971,890	-	-	24,971,890
Utilities	18,476,683	-	-	18,476,683
Short-Term Investments	149,060,970	-	-	149,060,970
Futures Contracts (1)	3,016	-	-	3,016
Total Assets	$2,858,677,660	$62,258,180	$-	$2,920,935,840

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$237,357,938	$-	$-	$237,357,938
Consumer Staples	110,127,013	-	-	110,127,013
Energy	48,518,195	-	-	48,518,195
Financials	176,160,955	-	-	176,160,955
Health Care	348,694,437	-	309,029	349,003,466
Industrials	273,772,572	-	-	273,772,572
Information Technology	404,144,492	-	-	404,144,492
Materials	54,719,187	-	-	54,719,187
Real Estate	40,811,431	-	-	40,811,431
Telecommunication Services	17,352,550	-	-	17,352,550
Utilities	5,422,459	-	-	5,422,459
Rights
Health Care	-		57,057	57,057
Short-Term Investments	60,228,553	-	-	60,228,553
Futures Contracts (1)	7,497	-	-	7,497
Total Assets	$1,777,317,279	$-	$366,086	$1,777,683,365
Liabilities
Futures Contracts (1)	$2,540	$-	$-	$2,540
Total Liabilities	$2,540	$-	$-	$2,540

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$226,692,118	$-	$-	$226,692,118
Consumer Staples	42,657,949	-	-	42,657,949
Energy	149,479,591	-	-	149,479,591
Financials	455,179,169	-	400	455,179,569
Health Care	210,891,449	-	-	210,891,449
Industrials	281,133,624	-	-	281,133,624
Information Technology	295,958,114	-	-	295,958,114
Materials	146,161,670	-	-	146,161,670
Real Estate	152,212,159	-	-	152,212,159
Telecommunication Services	8,590,143	-	-	8,590,143
Utilities	84,486,619	-	-	84,486,619
Convertible Preferred Stocks
Financials	6,565	-	-	6,565
Short-Term Investments	68,123,210	-	-	68,123,210
Futures Contracts (1)	2,422	-	-	2,422
Total Assets	$2,121,574,802	$-	$400	$2,121,575,202
Liabilities
Futures Contracts (1)	$2,355	$-	$-	$2,355
Total Liabilities	$2,355	$-	$-	$2,355

International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$66,424,291	$415,800,090	$-	$482,224,381
Consumer Staples	60,086,305	363,460,224	-	423,546,529
Energy	42,596,169	124,537,817	-	167,133,986
Financials	43,225,487	362,498,767	-	405,724,254
Health Care	86,251,606	279,859,416	-	366,111,022
Industrials	27,310,563	325,368,725	-	352,679,288
Information Technology	143,659,675	238,847,270	-	382,506,945
Materials	-	94,790,947	-	94,790,947
Real Estate	-	33,354,121	-	33,354,121
Telecommunication Services	13,518,991	104,788,102	-	118,307,093
Utilities	1,559,788	49,927,357	-	51,487,145
Preferred Stocks
Consumer Discretionary	-	851,333	-	851,333
Consumer Staples	-	292,891	-	292,891
Materials	-	35,064	-	35,064
Short-Term Investments	143,998,858	-	-	143,998,858
Total Assets	$628,631,733	$2,394,412,124	$-	$3,023,043,857

(1) Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds’ Schedule of Investments. Credit default swaps are reported at value.

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Small/Mid Cap Growth and Small/Mid Cap Value Funds, have been deemed immaterial.

Below are the transfers between levels for the Funds during the reporting period from July 1, 2016 to September 30, 2016. There were no transfers between levels for the Large Cap Growth and Large Cap Value Funds during the reporting period ended September 30, 2016.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Small/Mid Cap Growth Fund	International Equity Fund

Transfers into Level 1	$-	$-	$-	$-	$68,250
Transfers out of Level 1	-	-	-	(309,029)	(4,630,989)
Net transfers into Level 1	$-	$-	$-	$(309,029)	$(4,562,739)

Transfers into Level 2 (1)	$26,691,591	$9,772,022	$5,724,732	$-	$4,655,927
Transfers out of Level 2 (2)	(6,659,568)	-	(14,846,880)	-	(68,250)
Net transfers into Level 2	$20,032,023	$9,772,022	$(9,122,148)	$-	$4,587,677

Transfers into Level 3 (2)	$6,659,568	$-	$14,846,880	$309,029	$-
Transfers out of Level 3 (1)	(26,691,591)	(9,772,022)	(5,724,732)	-	(24,938)
Net transfers into Level 3	$(20,032,023)	$(9,772,022)	$9,122,148	$309,029	$(24,938)

(1) Securities transferred from Level 3 to Level 2 were the result of additional market data being obtained and observed.

(2) Securities transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended September 30, 2016:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund
Beginning Balance - June 30, 2016	$89,805,226	$20,768,569	$7,663,325
Purchases	46,926,583	2,321,395	1,257,614
Sales proceeds and paydowns	(18,058,415)	(4,569,241)	(1,300,000)
Transfers into Level 3	6,659,568	-	14,846,880
Transfer out of Level 3	(26,691,591)	(9,772,022)	(5,724,732)
Realized gains/(losses), net	80,905	(13,710)	-
Change in unrealized gains/(losses), net	297,756	(1,155,831)	21,639
Ending Balance - September 30, 2016	$99,020,032	$7,579,160	$16,764,726

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of September 30, 2016:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 09/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$6,685,470	Discounted Cash Flow	Internal Rate of Return	0.00%-7.80%	2.85%
			Life expectancy (in months)	0.00 - 1.63	0.60
Asset-Backed Obligations	$9,473,582	Market activity	Recent transaction	$99.995 - $100	$100
Corporate Bonds	$257,355	Discounted Cash Flow	Internal Rate of Return	4.26%	4.26%
Mortgage-Backed Obligations	$3,580,035	Discounted Cash Flow	Internal Rate of Return	6.35%	6.35%
			Life expectancy (in months)	1.04	1.04
Mortgage-Backed Obligations	$20,198,460	Market activity	Recent transaction	$100.99	$100.99

Core Plus Bond Fund

Investment Type	Fair Value at 09/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$885,122	Discounted Cash Flow	Internal Rate of Return	0.00%	0.00%
Asset-Backed Obligations	$4,654,573	Market activity	Recent transaction	$99.973 - $101.813	$101.30
Corporate Bonds	$823,405	Discounted Cash Flow	Internal Rate of Return	4.37%	4.37%
Bank Loans	$576,682	Contributor Based Pricing	Dealer Quotes	$99.50	$99.50

Municipal Bond Fund

Investment Type	Fair Value at 09/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$16,764,726	Discounted Cash Flow	Internal Rate of Return	1.03%-5.08%	1.79%

Small/Mid Cap Growth Fund

Investment Type	Fair Value at 09/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Common Stocks	$309,029	Market activity	Recent transaction	$24.97	$24.97
Rights	$57,057	Fair Valuation	Recent transaction	$3.60	$3.60

* The tables above do not include Level 3 securities that are valued using a single brokers quote. At September 30, 2016, the value of these securities was $ 58,825,131, $639,378 and $0 for the Core Bond, Core Plus Bond and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended September 30, 2016 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps - Buy Protection	Swaps- Sell Protection	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$395,864,863	$(106,414,167)	$-	$-	$-
Core Plus Bond Fund	175,238,501	(50,843,192)	1,333,333	(4,000,000)	4,889,831
Large Cap Growth Fund	469,784	-	-	-	-
Large Cap Value Fund	1,121,781	-	-	-	-
Small/Mid Cap Growth Fund	2,020,738	-	-	-	-
Small/Mid Cap Value Fund	651,551	-	-	-	-

6. FEDERAL TAX INFORMATION
At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:1

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/ Mid Cap Growth Fund	Small/ Mid Cap Value Fund	International Equity Fund

Cost of Investments	$11,098,038,890	$5,059,961,932	$2,038,215,858	$2,454,329,425	$2,811,025,710	$1,696,355,409	$2,005,621,551	$3,049,292,440

Gross unrealized appreciation	412,384,754	88,009,339	44,311,856	274,764,885	192,476,547	163,480,657	156,770,798	294,613,732
Gross unrealized depreciation	(19,746,939)	(7,034,376)	(2,636,182)	(81,979,341)	(82,569,433)	(82,160,198)	(40,819,569)	(320,862,315)
Net unrealized appreciation	$392,637,815	$80,974,963	$41,675,674	$192,785,544	$109,907,114	$81,320,459	$115,951,229	$(26,248,583)

1Tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Funds will be available in the shareholder report for the year ending June 30, 2017.

7. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and Statements of Additional Information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed-income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

d) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

e) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

f) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

g) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

h) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

i) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

j) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Bridge Builder Trust

By (Signature and Title) /s/ Ryan Robson
                                           Ryan Robson, President

Date  November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ryan Robson
                                             Ryan Robson, President

Date  November 22, 2016

By (Signature and Title)* /s/ Aaron Masek
                                            Aaron Masek, Treasurer/Principal Financial Officer

Date  November 21, 2016

* Print the name and title of each signing officer under his or her signature.